UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period: September 1, 2018—February 28, 2019

Item 1: Reports to Shareholders

Semiannual Report | February 28, 2019 Vanguard Explorer ValueTM Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	15

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6); then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Explorer Value Fund	8/31/2018	2/28/2019	Period
Based on Actual Fund Return	$1,000.00	$900.37	$2.31
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.36	2.46

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.49%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Explorer Value Fund

Sector Diversification

As of February 28, 2019

Communication Services	3.1%
Consumer Discretionary	10.7
Consumer Staples	2.9
Energy	4.1
Financials	20.2
Health Care	4.6
Industrials	17.3
Information Technology	10.8
Materials	10.1
Real Estate	12.8
Utilities	3.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Explorer Value Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (94.3%)[1]
Communication Services (2.9%)
*	IAC/InterActiveCorp	80,309	17,110
	Nexstar Media Group Inc. Class A	28,386	2,774
			19,884
Consumer Discretionary (10.1%)
	Six Flags Entertainment Corp.	187,739	10,459
*	Career Education Corp.	566,915	9,422
	Lithia Motors Inc. Class A	77,646	7,009
*,^	LGI Homes Inc.	107,193	6,335
	Wendy’s Co.	356,958	6,186
*	Modine Manufacturing Co.	405,846	6,100
	Extended Stay America Inc.	291,457	5,316
	Cooper Tire & Rubber Co.	131,198	4,193
*	Boot Barn Holdings Inc.	134,690	3,839
*	Del Taco Restaurants Inc.	246,374	2,547
*	Vista Outdoor Inc.	263,528	2,348
*,^	Lands’ End Inc.	120,673	2,200
	LCI Industries	24,766	2,018
*	Libbey Inc.	211,949	835
			68,807
Consumer Staples (2.8%)
*	Hostess Brands Inc. Class A	573,679	6,965
^	B&G Foods Inc.	249,828	6,151
	Spectrum Brands Holdings Inc.	104,845	5,679
			18,795
Energy (3.9%)
*	Parsley Energy Inc. Class A	280,465	5,088
*	PDC Energy Inc.	117,879	4,370
^	Viper Energy Partners LP	124,133	4,085
	SM Energy Co.	198,359	3,241
*	Callon Petroleum Co.	381,754	2,920
*	Centennial Resource Development Inc. Class A	278,419	2,525
*	Carrizo Oil & Gas Inc.	195,232	2,144
*	International Seaways Inc.	114,773	1,910
			26,283
Financials (19.1%)
	PacWest Bancorp	446,315	18,308
	Columbia Banking System Inc.	311,634	11,805
	First BanCorp	889,489	10,238
	Starwood Property Trust Inc.	441,075	9,893
	Popular Inc.	173,469	9,780
	Argo Group International Holdings Ltd.	139,551	9,700
	BGC Partners Inc. Class A	1,367,660	8,384
	First Horizon National Corp.	495,668	7,747
	Flushing Financial Corp.	298,056	6,918
	Washington Federal Inc.	224,304	6,882
	First Merchants Corp.	156,724	6,330
	Renasant Corp.	158,962	6,085
	James River Group Holdings Ltd.	129,868	5,336
*	Texas Capital Bancshares Inc.	81,420	4,969
*	Bancorp Inc.	482,899	4,380
	WSFS Financial Corp.	68,694	2,973
			129,728
Health Care (4.3%)
*,^	Ligand Pharmaceuticals Inc.	85,505	10,609
*	Syneos Health Inc.	198,420	8,288
*	Myriad Genetics Inc.	144,173	4,474

4

Explorer Value Fund

			Market
			Value•
		Shares	($000)
*	Pacira Pharmaceuticals Inc.	75,784	3,121
*	Amneal Pharmaceuticals Inc.	202,489	2,740
			29,232
Industrials (16.3%)
	KAR Auction Services Inc.	313,111	14,76 3
*	Genesee & Wyoming Inc. Class A	137,370	11,264
*	Teledyne Technologies Inc.	41,686	9,840
*	Beacon Roofing Supply Inc.	179,024	6,493
	Trinity Industries Inc.	254,202	5,951
	Interface Inc. Class A	317,628	5,638
	Encore Wire Corp.	93,325	5,529
*	Resideo Technologies Inc.	208,558	5,360
*	Wesco Aircraft Holdings Inc.	615,017	5,221
	Kaman Corp.	83,677	5,153
*	BMC Stock Holdings Inc.	247,367	4,732
	HNI Corp.	119,540	4,618
	Actuant Corp. Class A	185,533	4,536
	EnerSys	59,706	4,407
*	MRC Global Inc.	217,055	3,660
*	Saia Inc.	54,395	3,599
*	WESCO International Inc.	62,248	3,389
	Altra Industrial Motion Corp.	99,425	3,163
	Steelcase Inc. Class A	103,994	1,821
*	DXP Enterprises Inc.	44,591	1,577
			110,714
Information Technology (10.2%)
*	ACI Worldwide Inc.	490,386	15,629
	j2 Global Inc.	78,584	6,680
*	Insight Enterprises Inc.	110,070	6,144
*	Virtusa Corp.	117,440	5,927
*	Fabrinet	96,805	5,663
	Jabil Inc.	182,258	5,176
*	Itron Inc.	94,476	5,008
	Silicon Motion Technology Corp. ADR	104,831	4,307
*	Conduent Inc.	256,119	3,745
*	Semtech Corp.	59,272	3,262
*	Lattice Semiconductor Corp.	264,270	3,118
	Cypress Semiconductor Corp.	198,886	3,069
*	Infinera Corp.	281,199	1,437
			69,165
Materials (9.5%)
	FMC Corp.	205,856	18,424
	Silgan Holdings Inc.	315,552	8,933
	Valvoline Inc.	399,213	7,501
*	Allegheny Technologies Inc.	227,406	6,511
*	Kraton Corp.	175,850	6,257
	Ashland Global Holdings Inc.	76,641	5,930
	Carpenter Technology Corp.	95,774	4,496
	Innophos Holdings Inc.	84,271	2,798
*,^	Livent Corp.	186,806	2,391
	Eagle Materials Inc.	15,513	1,186
			64,427
Real Estate (12.0%)
	Medical Properties Trust Inc.	671,807	12,247
	Gaming and Leisure Properties Inc.	294,414	10,711
	Sunstone Hotel Investors Inc.	481,496	7,246
	Cousins Properties Inc.	760,733	7,242
	STAG Industrial Inc.	255,072	7,060
	Corporate Office Properties Trust	258,714	6,724
	Mack-Cali Realty Corp.	299,671	6,296
*	Howard Hughes Corp.	45,198	5,034
	RPT Realty	379,301	4,810
	Invitation Homes Inc.	201,988	4,646
	Essential Properties Realty Trust Inc.	226,327	3,841
	SITE Centers Corp.	274,072	3,659
	Newmark Group Inc. Class A	249,765	2,313
			81,829
Utilities (3.2%)
	Portland General Electric Co.	182,283	9,139
	MDU Resources Group Inc.	244,247	6,453
	Unitil Corp.	111,780	6,138
			21,730
Total Common Stocks
(Cost $560,646)			640,594
Temporary Cash Investments (7.7%)[1]
Money Market Fund (7.3%)
2,3	Vanguard Market Liquidity Fund, 2.563%	494,055	49,411

5

Explorer Value Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.4%)
4	United States Treasury Bill, 2.479%, 5/9/19	3,000	2,986
Total Temporary Cash Investments (Cost $52,386)			52,397
Total Investments (102.0%) (Cost $613,032)			692,991
Other Assets and Liabilities (-2.0%)
Other Assets			1,853
Liabilities[3]			(15,543)
			(13,690)
Net Assets (100%)
Applicable to 20,253,105 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			679,301
Net Asset Value Per Share			$33.54

			Amount
			($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers			643,580
Affiliated Issuers			49,411
Total Investments in Securities			692,991
Investment in Vanguard			34
Receivables for Accrued Income			651
Receivables for Capital Shares Issued			1,168
Total Assets			694,844
Liabilities
Payables for Investment Securities Purchased			510
Collateral for Securities on Loan			13,738
Payables to Investment Advisor			434
Payables for Capital Shares Redeemed			431
Payables to Vanguard			367
Variation Margin Payable—Futures Contracts			61
Other Liabilities			2
Total Liabilities			15,543
Net Assets			679,301

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	599,566
Total Distributable Earnings (Loss)	79,735
Net Assets	679,301

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,319,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.4% and 5.6%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $13,738,000 of collateral received for securities on loan.

4   Securities with a value of $1,095,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

6

Explorer Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	186	14,652	1,574

See accompanying Notes, which are an integral part of the Financial Statements.

7

Explorer Value Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	5,222
Interest[1]	604
Securities Lending—Net	57
Total Income	5,883
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,079
Performance Adjustment	(176)
The Vanguard Group—Note C
Management and Administrative	675
Marketing and Distribution	55
Custodian Fees	3
Shareholders’ Reports and Proxy	8
Total Expenses	1,644
Net Investment Income	4,239
Realized Net Gain (Loss)
Investment Securities Sold[1]	8,331
Futures Contracts	(4,477)
Realized Net Gain (Loss)	3,854
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(85,920)
Futures Contracts	545
Change in Unrealized Appreciation (Depreciation)	(85,375)
Net Increase (Decrease) in Net Assets Resulting from Operations	(77,282)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $575,000, ($2,000), and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Explorer Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,239	6,578
Realized Net Gain (Loss)	3,854	44,419
Change in Unrealized Appreciation (Depreciation)	(85,375)	85,634
Net Increase (Decrease) in Net Assets Resulting from Operations	(77,282)	136,631
Distributions
Net Investment Income	(6,920)	(5,243)
Realized Capital Gain[1]	(42,455)	(20,022)
Total Distributions	(49,375)	(25,265)
Capital Share Transactions
Issued	58,219	149,222
Issued in Lieu of Cash Distributions	46,711	24,128
Redeemed	(66,854)	(123,774)
Net Increase (Decrease) from Capital Share Transactions	38,076	49,576
Total Increase (Decrease)	(88,581)	160,942
Net Assets
Beginning of Period	767,882	606,940
End of Period	679,301	767,882

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $9,472,000 and $7,489,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Explorer Value Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$40.53	$34.45	$31.55	$30.09	$32.97	$29.39
Investment Operations
Net Investment Income	.217[1]	.355[1]	.329[1]	.293	.259	.251
Net Realized and Unrealized Gain (Loss) on Investments	(4.594)	7.112	3.331	2.964	(1.284)	5.539
Total from Investment Operations	(4.377)	7.467	3.660	3.257	(1.025)	5.790
Distributions
Dividends from Net Investment Income	(.366)	(.288)	(.308)	(.237)	(.272)	(.168)
Distributions from Realized Capital Gains	(2.247)	(1.099)	(.452)	(1.560)	(1.583)	(2.042)
Total Distributions	(2.613)	(1.387)	(.760)	(1.797)	(1.855)	(2.210)
Net Asset Value, End of Period	$33.54	$40.53	$34.45	$31.55	$30.09	$32.97

Total Return[2]	-9.96%	22.10%	11.64%	11.41%	-3.12%	20.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$679	$768	$607	$377	$291	$323
Ratio of Total Expenses to Average Net Assets[3]	0.49%	0.56%	0.55%	0.57%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.38%	0.95%	0.98%	1.03%	0.78%	0.83%
Portfolio Turnover Rate	27%	31%	33%	61%	35%	36%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1  Calculated based on average shares outstanding.

2  Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes performance-based investment advisory fee increases (decreases) of (0.05%), 0.03%, (0.01%), (0.01%), (0.02%) and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.

10

Explorer Value Fund

Notes to Financial Statements

Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

11

Explorer Value Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

12

Explorer Value Fund

B.  The investment advisory firms Frontier Capital Management Co., LLC, and Cardinal Capital Management, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years. The basic fee of Cardinal Capital Management, L.L.C., is subject to quarterly adjustments based on performance relative to the Russell 3000 Value Custom Index for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended February 28, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.32% of the fund’s average net assets, before a decrease of $176,000 (0.05%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $34,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

13

Explorer Value Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	640,594	—	—
Temporary Cash Investments	49,411	2,986	—
Futures Contracts—Liabilities[1]	(61)	—	—
Total	689,944	2,986	—

1   Represents variation margin on the last day of the reporting period.

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	613,032
Gross Unrealized Appreciation	131,769
Gross Unrealized Depreciation	(51,810)
Net Unrealized Appreciation (Depreciation)	79,959

F.  During the six months ended February 28, 2019, the fund purchased $96,518,000 of investment securities and sold $85,808,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018
	Shares	Shares
	(000)	(000)
Issued	1,713	3,985
Issued in Lieu of Cash Distributions	1,573	659
Redeemed	(1,981)	(3,313)
Net Increase (Decrease) in Shares Outstanding	1,305	1,331

H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

14

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory arrangements with Cardinal Capital Management, L.L.C. (Cardinal), and Frontier Capital Management Co., LLC (Frontier). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since its inception in 2010, and took into account the organizational depth and stability of each advisor. The board considered the following:

Cardinal. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-cap value portfolios. Cardinal utilizes fundamental research to analyze a company’s ability to generate free cash flow and deploy that cash flow efficiently, enhancing shareholder value. Cardinal’s analysts engage extensively with company management teams to understand their capital allocation decisions. Cardinal seeks to purchase companies that can generate superior cash flow and make value-creating capital allocation decisions at attractive valuations. Cardinal has managed a portion of the fund since the fund’s inception.

Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier employs a relative value approach that focuses on identifying companies with solid business models, unrecognized earnings power, and attractive valuations. The portfolio managers have the support of Frontier’s deep team of sector-focused analysts and other small- and mid-cap portfolio managers. Frontier has managed a portion of the fund since the fund’s inception.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

15

Investment performance

The board considered the performance of each advisor’s sub-portfolio since the fund’s inception, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Cardinal or Frontier in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Cardinal and Frontier. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

16

This page intentionally left blank.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® >  vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

CFA® is a registered trademark owned by CFA Institute.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q16902 042019

Semiannual Report | February 28, 2019 Vanguard Russell 1000 Index Funds

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Russell 1000 Index Fund	3
Russell 1000 Value Index Fund	17
Russell 1000 Growth Index Fund	31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$968.96	$0.59
Institutional Shares	1,000.00	969.14	0.39
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$983.63	$0.59
Institutional Shares	1,000.00	983.82	0.39
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$954.45	$0.58
Institutional Shares	1,000.00	954.57	0.39
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.12% for ETF Shares and 0.08% for Institutional Shares; for the Russell 1000 Value Index Fund, 0.12% for ETF Shares and 0.08% for Institutional Shares; and for the Russell 1000 Growth Index Fund, 0.12% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Russell 1000 Index Fund

Sector Diversification

As of February 28, 2019

Consumer Discretionary	14.3%
Consumer Staples	5.9
Energy	5.2
Financial Services	20.5
Health Care	13.9
Materials & Processing	3.3
Other	0.0
Producer Durables	10.5
Technology	21.3
Utilities	5.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

3

Russell 1000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of February 28, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

	Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Consumer Discretionary
* Amazon.com Inc.	48,096	78,869	2.6%
Home Depot Inc.	136,171	25,211	0.8%
Comcast Corp. Class A	539,416	20,859	0.7%
Walt Disney Co.	176,557	19,923	0.6%
* Netflix Inc.	49,251	17,637	0.6%
McDonald’s Corp.	91,851	16,886	0.6%
Walmart Inc.	168,898	16,719	0.5%
NIKE Inc. Class B	147,892	12,679	0.4%
Consumer Discretionary—Other †		232,827	7.5%
		441,610	14.3%
Consumer Staples
Procter & Gamble Co.	295,596	29,131	1.0%
Coca-Cola Co.	454,217	20,594	0.7%
PepsiCo Inc.	167,794	19,404	0.6%
Philip Morris International Inc.	183,887	15,987	0.5%
Consumer Staples—Other †		96,755	3.1%
		181,871	5.9%
Energy
Exxon Mobil Corp.	501,714	39,650	1.3%
Chevron Corp.	225,514	26,967	0.9%
Energy—Other †		92,394	3.0%
		159,011	5.2%
Financial Services
* Berkshire Hathaway Inc. Class B	229,932	46,285	1.5%
JPMorgan Chase & Co.	393,391	41,054	1.3%
Bank of America Corp.	1,084,473	31,536	1.0%
Visa Inc. Class A	208,611	30,899	1.0%
Wells Fargo & Co.	503,622	25,126	0.8%
Mastercard Inc. Class A	108,623	24,415	0.8%

4

Russell 1000 Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
	Citigroup Inc.	289,127	18,498	0.6%
*	PayPal Holdings Inc.	140,165	13,746	0.5%
	Financial Services—Other †		401,045	13.0%
			632,604	20.5%
Health Care
	Johnson & Johnson	317,749	43,417	1.4%
*	Pfizer Inc.	686,290	29,751	1.0%
	UnitedHealth Group Inc.	113,317	27,448	0.9%
	Merck & Co. Inc.	307,979	25,036	0.8%
	Abbott Laboratories	202,439	15,713	0.5%
	Medtronic plc	160,540	14,529	0.5%
	Amgen Inc.	75,255	14,304	0.5%
	AbbVie Inc.	178,994	14,183	0.4%
^	Eli Lilly & Co.	111,189	14,042	0.4%
	Health Care—Other †		229,017	7.4%
			427,440	13.8%
Materials & Processing
	DowDuPont Inc.	271,177	14,435	0.5%
	Materials & Processing—Other †		86,817	2.8%
			101,252	3.3%

§,1 Other †			13	0.0%

Producer Durables
	Boeing Co.	63,356	27,874	0.9%
	Union Pacific Corp.	87,531	14,679	0.5%
	3M Co.	67,465	13,992	0.5%
	Honeywell International Inc.	88,921	13,700	0.4%
	Producer Durables—Other †		254,689	8.2%
			324,934	10.5%
Technology
	Microsoft Corp.	897,230	100,517	3.3%
	Apple Inc.	562,017	97,313	3.2%
*	Facebook Inc. Class A	281,320	45,419	1.5%
*	Alphabet Inc. Class C	36,053	40,376	1.3%
*	Alphabet Inc. Class A	35,347	39,820	1.3%
	Intel Corp.	540,815	28,642	0.9%
	Cisco Systems Inc.	536,406	27,770	0.9%
	Oracle Corp.	301,788	15,732	0.5%
*	Adobe Inc.	58,046	15,237	0.5%
	International Business Machines Corp.	108,709	15,016	0.5%
*	salesforce.com Inc.	84,669	13,856	0.4%
	Broadcom Inc.	48,668	13,401	0.4%
	Technology—Other †		204,628	6.6%
			657,727	21.3%
Utilities
	Verizon Communications Inc.	489,547	27,865	0.9%
	AT&T Inc.	859,613	26,751	0.9%
	Utilities—Other †		102,526	3.3%
			157,142	5.1%
Total Common Stocks (Cost $2,323,473)			3,083,604	99.9%[2]

5

Russell 1000 Index Fund

	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.563%	31,665	3,167	0.1%

5U.S. Government and Agency Obligations †			1,093	0.0%
Total Temporary Cash Investments (Cost $4,259)			4,260	0.1%[2]
Total Investments (Cost $2,327,732)			3,087,864	100.0%

			Amount ($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			157
Receivables for Accrued Income			6,027
Receivables for Capital Shares Issued			5,972
Total Other Assets			12,156	0.4%
Liabilities
Payables for Investment Securities Purchased			(43)
Collateral for Securities on Loan			(2,706)
Payables for Capital Shares Redeemed			(8,729)
Payables to Vanguard			(527)
Variation Margin Payable—Futures Contracts			(20)
Other Liabilities			(43)
Total Liabilities			(12,068)	(0.4%	)
Net Assets			3,087,952	100.0%

At February 28, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	2,358,961
Total Distributable Earnings (Loss)	728,991
Net Assets	3,087,952

ETF Shares—Net Assets
Applicable to 8,350,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,070,129
Net Asset Value Per Share—ETF Shares	$128.16

6

Russell 1000 Index Fund

Amount ($000)
Institutional Shares—Net Assets
Applicable to 8,127,282 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,017,823
Net Asset Value Per Share—Institutional Shares	$248.28

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,651,000.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $2,706,000 of collateral received for securities on loan.
5	Securities with a value of $596,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	38		5,291	228

See accompanying Notes, which are an integral part of the Financial Statements.

7

Russell 1000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	28,145
Interest[1]	37
Securities Lending—Net	35
Total Income	28,217
Expenses
The Vanguard Group—Note B
Investment Advisory Services	409
Management and Administrative—ETF Shares	367
Management and Administrative—Institutional Shares	423
Marketing and Distribution—ETF Shares	29
Marketing and Distribution—Institutional Shares	28
Custodian Fees	91
Shareholders’ Reports—ETF Shares	10
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,359
Net Investment Income	26,858
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	65,854
Futures Contracts	523
Realized Net Gain (Loss)	66,377
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(174,293)
Futures Contracts	103
Change in Unrealized Appreciation (Depreciation)	(174,190)
Net Increase (Decrease) in Net Assets Resulting from Operations	(80,955)

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $28,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $60,186,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Russell 1000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,858	52,555
Realized Net Gain (Loss)	66,377	114,779
Change in Unrealized Appreciation (Depreciation)	(174,190)	359,435
Net Increase (Decrease) in Net Assets Resulting from Operations	(80,955)	526,769
Distributions
Net Investment Income
ETF Shares	(9,265)	(14,394)
Institutional Shares	(20,053)	(37,058)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(29,318)	(51,452)
Capital Share Transactions
ETF Shares	86,687	146,208
Institutional Shares	(30,940)	(217,061)
Net Increase (Decrease) from Capital Share Transactions	55,747	(70,853)
Total Increase (Decrease)	(54,526)	404,464
Net Assets
Beginning of Period	3,142,478	2,738,014
End of Period	3,087,952	3,142,478

See accompanying Notes, which are an integral part of the Financial Statements.

9

Russell 1000 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2019

		Year Ended August 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$133.57	$113.60	$99.81	$91.37	$92.70	$75.40
Investment Operations
Net Investment Income	1.123[1]	2.209[1]	2.054[1]	1.892	1.679	1.553
Net Realized and Unrealized Gain (Loss) on Investments	(5.287)	19.896	13.753	8.383	(1.355)	17.272
Total from Investment Operations	(4.164)	22.105	15.807	10.275	.324	18.825
Distributions
Dividends from Net Investment Income	(1.246)	(2.135)	(2.017)	(1.835)	(1.654)	(1.525)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.246)	(2.135)	(2.017)	(1.835)	(1.654)	(1.525)
Net Asset Value, End of Period	$128.16	$133.57	$113.60	$99.81	$91.37	$92.70

Total Return	-3.10%	19.68%	16.02%	11.41%	0.29%	25.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,070	$1,008	$724	$679	$514	$380
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.78%	1.94%	2.05%	1.84%	1.85%
Portfolio Turnover Rate[2]	7%	9%	11%	9%	4%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Russell 1000 Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2019

		Year Ended August 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$258.75	$220.06	$193.36	$176.99	$179.58	$146.04
Investment Operations
Net Investment Income	2.216[1]	4.345[1]	4.080[1]	3.732	3.329	3.060
Net Realized and Unrealized Gain (Loss) on Investments	(10.229)	38.573	26.609	16.259	(2.641)	33.485
Total from Investment Operations	(8.013)	42.918	30.689	19.991	.688	36.545
Distributions
Dividends from Net Investment Income	(2.457)	(4.228)	(3.989)	(3.621)	(3.278)	(3.005)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.457)	(4.228)	(3.989)	(3.621)	(3.278)	(3.005)
Net Asset Value, End of Period	$248.28	$258.75	$220.06	$193.36	$176.99	$179.58

Total Return	-3.09%	19.72%	16.06%	11.47%	0.33%	25.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,018	$2,134	$2,014	$1,549	$1,251	$944
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.82%	1.98%	2.09%	1.88%	1.89%
Portfolio Turnover Rate[2]	7%	9%	11%	9%	4%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 1000 Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

12

Russell 1000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015—2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

13

Russell 1000 Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $157,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

14

Russell 1000 Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	3,083,591	—	13
Temporary Cash Investments	3,167	1,093	—
Futures Contracts—Liabilities[1]	(20)	—	—
Total	3,086,738	1,093	13

1 Represents variation margin on the last day of the reporting period.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	2,327,732
Gross Unrealized Appreciation	888,162
Gross Unrealized Depreciation	(128,030)
Net Unrealized Appreciation (Depreciation)	760,132

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $46,865,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $305,248,000 of investment securities and sold $249,788,000 of investment securities, other than temporary cash investments. Purchases and sales include $151,356,000 and $152,083,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

15

Russell 1000 Index Fund

F.  Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	240,654	2,000	446,703	3,625
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(153,967)	(1,200)	(300,495)	(2,450)
Net Increase (Decrease)—ETF Shares	86,687	800	146,208	1,175
Institutional Shares
Issued	98,969	412	192,313	815
Issued in Lieu of Cash Distributions	18,743	76	34,748	149
Redeemed	(148,652)	(608)	(444,122)	(1,868)
Net Increase (Decrease)—Institutional Shares	(30,940)	(120)	(217,061)	(904)

G.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

16

Russell 1000 Value Index Fund

Sector Diversification

As of February 28, 2019

Consumer Discretionary	9.8%
Consumer Staples	7.1
Energy	9.6
Financial Services	28.2
Health Care	14.5
Materials & Processing	4.3
Producer Durables	7.5
Technology	9.0
Utilities	10.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

17

Russell 1000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of February 28, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Comcast Corp. Class A	1,193,776	46,163	1.3%
Walmart Inc.	372,634	36,887	1.1%
McDonald’s Corp.	163,529	30,063	0.9%
Twenty-First Century Fox Inc. Class A	273,579	13,797	0.4%
General Motors Co.	341,695	13,490	0.4%
Consumer Discretionary—Other †		194,668	5.7%
		335,068	9.8%
Consumer Staples
Procter & Gamble Co.	650,342	64,091	1.9%
Philip Morris International Inc.	405,322	35,239	1.0%
CVS Health Corp.	309,702	17,910	0.5%
Mondelez International Inc. Class A	372,798	17,581	0.5%
Walgreens Boots Alliance Inc.	211,401	15,050	0.5%
Consumer Staples—Other †		92,731	2.7%
		242,602	7.1%
Energy
Exxon Mobil Corp.	1,106,349	87,435	2.6%
Chevron Corp.	497,497	59,491	1.7%
ConocoPhillips	301,355	20,447	0.6%
Schlumberger Ltd.	361,422	15,924	0.5%
Occidental Petroleum Corp.	197,323	13,053	0.4%
Energy—Other †		129,476	3.8%
		325,826	9.6%
Financial Services
JPMorgan Chase & Co.	864,121	90,180	2.7%
* Berkshire Hathaway Inc. Class B	442,106	88,996	2.6%
Bank of America Corp.	2,389,678	69,492	2.0%
Wells Fargo & Co.	1,107,950	55,276	1.6%
Citigroup Inc.	637,559	40,791	1.2%
US Bancorp	395,040	20,420	0.6%

18

Russell 1000 Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Goldman Sachs Group Inc.	90,997	17,899	0.5%
Chubb Ltd.	119,641	16,020	0.5%
PNC Financial Services Group Inc.	121,495	15,311	0.5%
CME Group Inc.	81,459	14,818	0.4%
BlackRock Inc.	31,643	14,025	0.4%
Morgan Stanley	316,687	13,295	0.4%
Financial Services—Other †		502,852	14.8%
		959,375	28.2%
Health Care
Johnson & Johnson	574,706	78,528	2.3%
* Pfizer Inc.	1,514,970	65,674	1.9%
Merck & Co. Inc.	634,029	51,540	1.5%
Abbott Laboratories	447,106	34,704	1.0%
Medtronic plc	353,484	31,990	0.9%
Thermo Fisher Scientific Inc.	98,649	25,606	0.8%
Danaher Corp.	161,163	20,471	0.6%
Anthem Inc.	67,899	20,419	0.6%
Becton Dickinson and Co.	62,820	15,629	0.5%
Health Care—Other †		150,194	4.4%
		494,755	14.5%
Materials & Processing
DowDuPont Inc.	598,922	31,881	0.9%
Materials & Processing—Other †		115,301	3.4%
		147,182	4.3%
Producer Durables
United Technologies Corp.	211,558	26,586	0.8%
General Electric Co.	2,249,283	23,370	0.7%
Norfolk Southern Corp.	71,019	12,734	0.3%
Producer Durables—Other †		191,196	5.6%
		253,886	7.4%
Technology
Intel Corp.	1,193,607	63,213	1.9%
Cisco Systems Inc.	1,185,225	61,359	1.8%
Oracle Corp.	600,757	31,317	0.9%
QUALCOMM Inc.	316,272	16,886	0.5%
Technology—Other †		133,625	3.9%
		306,400	9.0%
Utilities
Verizon Communications Inc.	1,079,986	61,473	1.8%
AT&T Inc.	1,898,605	59,085	1.7%
NextEra Energy Inc.	124,510	23,373	0.7%
Duke Energy Corp.	186,009	16,678	0.5%
Dominion Energy Inc.	198,000	14,670	0.4%
Southern Co.	268,740	13,354	0.4%
Utilities—Other †		152,709	4.5%
		341,342	10.0%
Total Common Stocks (Cost $3,130,121)		3,406,436	99.9%[1]

19

Russell 1000 Value Index Fund

				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3	Vanguard Market Liquidity Fund	2.563%	20,839	2,084	0.1%

4	U.S. Government and Agency Obligations †			398	0.0%
Total Temporary Cash Investments (Cost $2,482)				2,482	0.1%[1]
5	Total Investments (Cost $3,132,603)			3,408,918	100.0%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				175
Receivables for Accrued Income				9,155
Receivables for Capital Shares Issued				917
Total Other Assets				10,247	0.3%
Liabilities
Payables for Investment Securities Purchased				(142)
Collateral for Securities on Loan				(2,080)
Payables for Capital Shares Redeemed				(1,061)
Payables to Vanguard				(554)
Variation Margin Payable—Futures Contracts				(5)
Other Liabilities				(7,851)
Total Liabilities				(11,693)	(0.3%)
Net Assets				3,407,472	100.0%

At February 28, 2019, net assets consisted of:
					Amount
					($000)
Paid-in Capital					3,188,004
Total Distributable Earnings (Loss)					219,468
Net Assets					3,407,472

ETF Shares—Net Assets
Applicable to 16,725,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					1,806,205
Net Asset Value Per Share—ETF Shares					$107.99

20

Russell 1000 Value Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 7,592,900 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,601,267
Net Asset Value Per Share—Institutional Shares	$210.89

•   See Note A in Notes to Financial Statements.

*     Non-income-producing security.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $2,080,000 of collateral received for securities on loan.

4   Securities with a value of $398,000 have been segregated as initial margin for open futures contracts.

5   The total value of securities on loan is $1,967,000.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	10		1,392	20

See accompanying Notes, which are an integral part of the Financial Statements.

21

Russell 1000 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	40,419
Interest[1]	46
Securities Lending—Net	5
Total Income	40,470
Expenses
The Vanguard Group—Note B
Investment Advisory Services	435
Management and Administrative—ETF Shares	646
Management and Administrative—Institutional Shares	324
Marketing and Distribution—ETF Shares	50
Marketing and Distribution—Institutional Shares	26
Custodian Fees	104
Shareholders’ Reports—ETF Shares	15
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,603
Net Investment Income	38,867
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	67,597
Futures Contracts	(68)
Realized Net Gain (Loss)	67,529
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(145,540)
Futures Contracts	(195)
Change in Unrealized Appreciation (Depreciation)	(145,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,339)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $42,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $56,154,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Russell 1000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,867	68,646
Realized Net Gain (Loss)	67,529	105,369
Change in Unrealized Appreciation (Depreciation)	(145,735)	163,871
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,339)	337,886
Distributions
Net Investment Income
ETF Shares	(21,045)	(30,349)
Institutional Shares	(19,988)	(36,994)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(41,033)	(67,343)
Capital Share Transactions
ETF Shares	361,208	213,539
Institutional Shares	36,592	(87,648)
Net Increase (Decrease) from Capital Share Transactions	397,800	125,891
Total Increase (Decrease)	317,428	396,434
Net Assets
Beginning of Period	3,090,044	2,693,610
End of Period	3,407,472	3,090,044

See accompanying Notes, which are an integral part of the Financial Statements.

23

Russell 1000 Value Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$111.20	$101.32	$93.14	$84.77	$89.83	$73.82
Investment Operations
Net Investment Income	1.268 [1]	2.522 [1]	2.437 [1]	2.205	1.990	1.774
Net Realized and Unrealized Gain (Loss) on Investments	(3.115)	9.836	8.109	8.312	(5.097)	15.967
Total from Investment Operations	(1.847)	12.358	10.546	10.517	(3.107)	17.741
Distributions
Dividends from Net Investment Income	(1.363)	(2.478)	(2.366)	(2.147)	(1.953)	(1.731)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.363)	(2.478)	(2.366)	(2.147)	(1.953)	(1.731)
Net Asset Value, End of Period	$107.99	$111.20	$101.32	$93.14	$84.77	$89.83

Total Return	-1.64%	12.36%	11.45%	12.65%	-3.59%	24.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,806	$1,487	$1,153	$668	$407	$283
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.35%	2.48%	2.58%	2.26%	2.22%
Portfolio Turnover Rate[2]	5%	16%	22%	18%	18%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Russell 1000 Value Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$217.14	$197.85	$181.86	$165.50	$175.38	$144.13
Investment Operations
Net Investment Income	2.506 [1]	4.978 [1]	4.850 [1]	4.359	3.946	3.528
Net Realized and Unrealized Gain (Loss) on Investments	(6.063)	19.227	15.821	16.249	(9.955)	31.182
Total from Investment Operations	(3.557)	24.205	20.671	20.608	(6.009)	34.710
Distributions
Dividends from Net Investment Income	(2.693)	(4.915)	(4.681)	(4.248)	(3.871)	(3.460)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.693)	(4.915)	(4.681)	(4.248)	(3.871)	(3.460)
Net Asset Value, End of Period	$210.89	$217.14	$197.85	$181.86	$165.50	$175.38

Total Return	-1.62%	12.39%	11.49%	12.72%	-3.55%	24.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,601	$1,603	$1,541	$1,485	$1,283	$1,222
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.39%	2.52%	2.62%	2.30%	2.26%
Portfolio Turnover Rate[2]	5%	16%	22%	18%	18%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Russell 1000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

26

Russell 1000 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

27

Russell 1000 Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $175,000, representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

28

Russell 1000 Value Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,406,436	—	—
Temporary Cash Investments	2,084	398	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	3,408,515	398	—

1   Represents variation margin on the last day of the reporting period.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,132,603
Gross Unrealized Appreciation	495,856
Gross Unrealized Depreciation	(219,541)
Net Unrealized Appreciation (Depreciation)	276,315

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $81,894,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $696,910,000 of investment securities and sold $293,996,000 of investment securities, other than temporary cash investments. Purchases and sales include $468,015,000 and $212,279,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

29

Russell 1000 Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	576,145	5,400	723,035	6,725
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(214,937)	(2,050)	(509,496)	(4,725)
Net Increase (Decrease)—ETF Shares	361,208	3,350	213,539	2,000
Institutional Shares
Issued	202,127	1,004	245,835	1,180
Issued in Lieu of Cash Distributions	18,211	88	34,133	166
Redeemed	(183,746)	(881)	(367,616)	(1,753)
Net Increase (Decrease)—Institutional Shares	36,592	211	(87,648)	(407)

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

30

Russell 1000 Growth Index Fund

Sector Diversification

As of February 28, 2019

Consumer Discretionary	18.8%
Consumer Staples	4.7
Energy	0.7
Financial Services	12.9
Health Care	13.2
Materials & Processing	2.2
Other	0.0
Producer Durables	13.6
Technology	33.7
Utilities	0.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

31

Russell 1000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of February 28, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

	Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Consumer Discretionary
* Amazon.com Inc.	161,296	264,498	5.1%
Home Depot Inc.	457,269	84,659	1.6%
* Netflix Inc.	165,321	59,201	1.2%
Walt Disney Co.	423,585	47,797	0.9%
NIKE Inc. Class B	497,641	42,663	0.8%
Costco Wholesale Corp.	173,401	37,930	0.7%
Lowe’s Cos. Inc.	323,945	34,043	0.7%
Starbucks Corp.	479,267	33,673	0.7%
* Booking Holdings Inc.	18,812	31,925	0.6%
TJX Cos. Inc.	491,144	25,191	0.5%
Consumer Discretionary—Other †		308,966	6.0%
		970,546	18.8%
Consumer Staples
PepsiCo Inc.	498,554	57,653	1.1%
Coca-Cola Co.	1,178,013	53,411	1.0%
Altria Group Inc.	751,527	39,388	0.8%
Consumer Staples—Other †		90,066	1.8%
		240,518	4.7%

Energy †		38,423	0.7%

Financial Services
Visa Inc. Class A	698,663	103,486	2.0%
Mastercard Inc. Class A	364,417	81,910	1.6%
* PayPal Holdings Inc.	471,344	46,225	0.9%
American Tower Corp.	173,812	30,617	0.6%
Charles Schwab Corp.	476,849	21,940	0.4%
Financial Services—Other †		379,522	7.4%
		663,700	12.9%

32

Russell 1000 Growth Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
Health Care
	UnitedHealth Group Inc.	379,218	91,854	1.8%
	AbbVie Inc.	601,346	47,651	0.9%
	Amgen Inc.	238,138	45,265	0.9%
^	Eli Lilly & Co.	229,506	28,984	0.5%
	Johnson & Johnson	191,525	26,170	0.5%
	Stryker Corp.	135,287	25,503	0.5%
	Gilead Sciences Inc.	382,070	24,842	0.5%
*	Biogen Inc.	75,557	24,783	0.5%
*	Intuitive Surgical Inc.	44,586	24,416	0.5%
*	Celgene Corp.	277,974	23,105	0.4%
	Health Care—Other †		319,128	6.2%
			681,701	13.2%
Materials & Processing
	Linde plc	129,046	22,356	0.4%
	Materials & Processing—Other †		93,231	1.8%
			115,587	2.2%

§,1Other †			32	0.0%

Producer Durables
	Boeing Co.	212,426	93,459	1.8%
	Union Pacific Corp.	269,722	45,232	0.9%
	Accenture plc Class A	255,108	41,169	0.8%
	3M Co.	188,881	39,172	0.8%
	United Parcel Service Inc. Class B	274,125	30,209	0.6%
	Caterpillar Inc.	209,006	28,705	0.6%
	Honeywell International Inc.	183,706	28,304	0.5%
	Lockheed Martin Corp.	89,711	27,757	0.5%
	Automatic Data Processing Inc.	174,773	26,745	0.5%
	Producer Durables—Other †		343,554	6.6%
			704,306	13.6%
Technology
	Apple Inc.	1,884,254	326,259	6.3%
	Microsoft Corp.	2,847,223	318,974	6.2%
*	Facebook Inc. Class A	943,439	152,318	2.9%
*	Alphabet Inc. Class C	120,777	135,261	2.6%
*	Alphabet Inc. Class A	118,539	133,540	2.6%
*	Adobe Inc.	194,982	51,183	1.0%
*	salesforce.com Inc.	285,197	46,672	0.9%
	Texas Instruments Inc.	381,369	40,341	0.8%
	International Business Machines Corp.	262,163	36,213	0.7%
	NVIDIA Corp.	230,931	35,623	0.7%
	Broadcom Inc.	97,939	26,968	0.5%
	Intuit Inc.	96,653	23,886	0.5%
	Technology—Other †		414,423	8.0%
			1,741,661	33.7%

Utilities †			7,968	0.2%
Total Common Stocks (Cost $3,889,952)			5,164,442	100.0%[2]

33

Russell 1000 Growth Index Fund

		Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
	Temporary Cash Investment
	Money Market Fund
3,4	Vanguard Market Liquidity Fund
	(Cost $16,881)	2.563%	168,796	16,881	0.3%[2]
	Total Investments (Cost $3,906,833)			5,181,323	100.3%

				Amount ($000)
	Other Assets and Liabilities
	Other Assets
	Investment in Vanguard			260
	Receivables for Accrued Income			6,380
	Receivables for Capital Shares Issued			821
	Other Assets[5]			396
	Total Other Assets			7,857	0.2%
	Liabilities
	Payables for Investment Securities Purchased			(296)
	Collateral for Securities on Loan			(16,877)
	Payables for Capital Shares Redeemed			(3,613)
	Payables to Vanguard			(694)
	Variation Margin Payable—Futures Contracts			(20)
	Other Liabilities			(1,535)
	Total Liabilities			(23,035)	(0.5%)
	Net Assets			5,166,145	100.0%

	At February 28, 2019, net assets consisted of:

					Amount ($000)
	Paid-in Capital				3,964,652
	Total Distributable Earnings (Loss)				1,201,493
	Net Assets				5,166,145

	ETF Shares—Net Assets
	Applicable to 15,101,711 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,288,613
	Net Asset Value Per Share—ETF Shares				$151.55

34

Russell 1000 Growth Index Fund

Amount ($000)
Institutional Shares—Net Assets
Applicable to 9,874,390 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,877,532
Net Asset Value Per Share—Institutional Shares	$291.41

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,689,000.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $16,877,000 of collateral received for securities on loan.
5	Cash of $396,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	14		1,949	53

See accompanying Notes, which are an integral part of the Financial Statements.

35

Russell 1000 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	33,714
Interest[1]	383
Securities Lending—Net	119
Total Income	34,216
Expenses
The Vanguard Group—Note B
Investment Advisory Services	661
Management and Administrative—ETF Shares	871
Management and Administrative—Institutional Shares	674
Marketing and Distribution—ETF Shares	63
Marketing and Distribution—Institutional Shares	48
Custodian Fees	46
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	2,386
Net Investment Income	31,830
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	139,236
Futures Contracts	(310)
Swap Contracts	(10,525)
Realized Net Gain (Loss)	128,401
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(393,880)
Futures Contracts	(316)
Swap Contracts	(3,211)
Change in Unrealized Appreciation (Depreciation)	(397,407)
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,176)

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $382,000, ($8,000), and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $135,158,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Russell 1000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,830	56,408
Realized Net Gain (Loss)	128,401	296,041
Change in Unrealized Appreciation (Depreciation)	(397,407)	726,197
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,176)	1,078,646
Distributions
Net Investment Income
ETF Shares	(10,767)	(19,358)
Institutional Shares	(15,633)	(33,606)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(26,400)	(52,964)
Capital Share Transactions
ETF Shares	308,033	387,413
Institutional Shares	(142,515)	56,452
Net Increase (Decrease) from Capital Share Transactions	165,518	443,865
Total Increase (Decrease)	(98,058)	1,469,547
Net Assets
Beginning of Period	5,264,203	3,794,656
End of Period	5,166,145	5,264,203

See accompanying Notes, which are an integral part of the Financial Statements.

37

Russell 1000 Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2019

		Year Ended August 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$159.56	$127.08	$106.90	$98.24	$95.74	$77.02
Investment Operations
Net Investment Income	.922 [1]	1.762 [1]	1.684 [1]	1.602	1.466	1.293
Net Realized and Unrealized Gain (Loss) on Investments	(8.164)	32.386	20.177	8.556	2.481	18.713
Total from Investment Operations	(7.242)	34.148	21.861	10.158	3.947	20.006
Distributions
Dividends from Net Investment Income	(.768)	(1.668)	(1.681)	(1.498)	(1.447)	(1.286)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.768)	(1.668)	(1.681)	(1.498)	(1.447)	(1.286)
Net Asset Value, End of Period	$151.55	$159.56	$127.08	$106.90	$98.24	$95.74

Total Return	-4.56%	27.09%	20.66%	10.44%	4.11%	26.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,289	$2,083	$1,319	$738	$452	$295
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.24%	1.45%	1.60%	1.47%	1.51%
Portfolio Turnover Rate[2]	4%	15%	21%	15%	20%	18%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Russell 1000 Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2019

		Year Ended August 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$306.82	$244.34	$205.53	$188.88	$184.06	$148.07
Investment Operations
Net Investment Income	1.834 [1]	3.485 [1]	3.291 [1]	3.147	2.882	2.544
Net Realized and Unrealized Gain (Loss) on Investments	(15.720)	62.293	38.832	16.449	4.782	35.986
Total from Investment Operations	(13.886)	65.778	42.123	19.596	7.664	38.530
Distributions
Dividends from Net Investment Income	(1.524)	(3.298)	(3.313)	(2.946)	(2.844)	(2.540)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.524)	(3.298)	(3.313)	(2.946)	(2.844)	(2.540)
Net Asset Value, End of Period	$291.41	$306.82	$244.34	$205.53	$188.88	$184.06

Total Return	-4.54%	27.14%	20.72%	10.48%	4.15%	26.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,878	$3,182	$2,476	$1,989	$1,560	$1,460
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.28%	1.49%	1.64%	1.51%	1.55%
Portfolio Turnover Rate[2]	4%	15%	21%	15%	20%	18%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 1000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

40

Russell 1000 Growth Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short- term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 28, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at February 28, 2019.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015—2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

41

Russell 1000 Growth Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

42

Russell 1000 Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $260,000, representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	5,164,410	—	32
Temporary Cash Investments	16,881	—	—
Futures Contracts—Liabilities[1]	(20)	—	—
Total	5,181,271	—	32

1 Represents variation margin on the last day of the reporting period.

43

Russell 1000 Growth Index Fund

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	3,906,833
Gross Unrealized Appreciation	1,413,375
Gross Unrealized Depreciation	(138,885)
Net Unrealized Appreciation (Depreciation)	1,274,490

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $85,454,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $573,430,000 of investment securities and sold $364,682,000 of investment securities, other than temporary cash investments. Purchases and sales include $391,547,000 and $257,579,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	571,830	3,850	1,187,329	8,125
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(263,797)	(1,800)	(799,916)	(5,450)
Net Increase (Decrease)—ETF Shares	308,033	2,050	387,413	2,675
Institutional Shares
Issued	252,900	933	705,146	2,597
Issued in Lieu of Cash Distributions	13,923	46	30,158	114
Redeemed	(409,338)	(1,474)	(678,852)	(2,475)
Net Increase (Decrease)—Institutional Shares	(142,515)	(495)	56,452	236

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

44

This page intentionally left blank.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

The Russell Indexes and Russell® are registered trademarks of Russell Investments and have been licensed for use by The Vanguard Group, Inc. The products are not sponsored, endorsed, sold, or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in the products.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q18482 042019

Semiannual Report | February 28, 2019 Vanguard Russell 2000 Index Funds

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Russell 2000 Index Fund	3

Russell 2000 Value Index Fund	16

Russell 2000 Growth Index Fund	29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$911.54	$0.71
Institutional Shares	1,000.00	911.75	0.38
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$913.76	$0.95
Institutional Shares	1,000.00	914.23	0.38
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$908.64	$0.95
Institutional Shares	1,000.00	909.14	0.38
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00
Institutional Shares	1,000.00	1,024.40	0.40
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; for the Russell 2000 Value Index Fund, 0.20% for ETF Shares and 0.08% for Institutional Shares; and for the Russell 2000 Growth Index Fund, 0.20% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Russell 2000 Index Fund

Sector Diversification

As of February 28, 2019

Consumer Discretionary	15.2%
Consumer Staples	2.3
Energy	3.5
Financial Services	25.5
Health Care	15.3
Materials & Processing	6.2
Producer Durables	13.6
Technology	13.9
Utilities	4.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

3

Russell 2000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets — Investments Summary

As of February 28, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Etsy Inc.	142,856	10,181	0.4%
*	Trade Desk Inc. Class A	39,832	7,868	0.3%
*	Five Below Inc.	65,315	7,861	0.3%
*	Planet Fitness Inc. Class A	105,730	6,215	0.3%
*	Ollie’s Bargain Outlet Holdings Inc.	59,359	5,237	0.2%
	Nexstar Media Group Inc. Class A	53,506	5,229	0.2%
*	Deckers Outdoor Corp.	34,947	5,170	0.2%
	New York Times Co. Class A	156,947	5,156	0.2%
	Texas Roadhouse Inc. Class A	81,134	5,137	0.2%
*	Chegg Inc.	129,543	5,134	0.2%
	Consumer Discretionary—Other †		313,134	12.6%
			376,322	15.1%

Consumer Staples †			58,138	2.4%

Energy †			87,706	3.5%

Financial Services
	Primerica Inc.	51,579	6,449	0.3%
*	MGIC Investment Corp.	432,257	5,611	0.2%
	Radian Group Inc.	258,261	5,258	0.2%
	Kemper Corp.	63,017	5,237	0.2%
	Pebblebrook Hotel Trust	162,864	5,213	0.2%
	IBERIABANK Corp.	66,370	5,192	0.2%
	First Financial Bankshares Inc.	77,740	5,041	0.2%
	First Industrial Realty Trust Inc.	149,169	5,000	0.2%
*	Essent Group Ltd.	114,775	4,951	0.2%
	Financial Services—Other †		584,093	23.5%
			632,045	25.4%

4

Russell 2000 Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Horizon Pharma plc	200,478	5,816	0.3%
*	Array BioPharma Inc.	246,937	5,665	0.2%
*	LivaNova plc	58,173	5,422	0.2%
*	Haemonetics Corp.	62,093	5,394	0.2%
*	FibroGen Inc.	90,705	5,243	0.2%
*	HealthEquity Inc.	64,692	5,206	0.2%
*	Medidata Solutions Inc.	68,956	5,173	0.2%
*	Teladoc Health Inc.	80,006	5,149	0.2%
	Health Care—Other †		335,374	13.5%
			378,442	15.2%
Materials & Processing
*	Ingevity Corp.	50,706	5,842	0.2%
*	Trex Co. Inc.	70,692	5,298	0.2%
§	Materials & Processing—Other †		143,017	5.8%
			154,157	6.2%

§,1Other †			167	0.0%

Producer Durables
	Woodward Inc.	64,097	6,175	0.3%
	Insperity Inc.	45,829	5,787	0.2%
	MAXIMUS Inc.	76,324	5,395	0.2%
	EMCOR Group Inc.	68,393	4,933	0.2%
	Producer Durables—Other †		314,255	12.6%
			336,545	13.5%
Technology
*	Integrated Device Technology Inc.	155,048	7,493	0.3%
*	HubSpot Inc.	44,228	7,447	0.3%
*	Ciena Corp.	171,350	7,310	0.3%
*	Cree Inc.	120,379	6,550	0.3%
*	Coupa Software Inc.	65,150	6,136	0.3%
	Entegris Inc.	169,624	5,993	0.2%
*	New Relic Inc.	53,874	5,697	0.2%
*	CACI International Inc. Class A	29,361	5,351	0.2%
*	LiveRamp Holdings Inc.	93,606	5,031	0.2%
*,^	ViaSat Inc.	66,234	5,004	0.2%
	SYNNEX Corp.	49,703	4,877	0.2%
	Technology—Other †		277,036	11.1%
			343,925	13.8%
Utilities
	IDACORP Inc.	60,374	5,941	0.2%
	ONE Gas Inc.	62,411	5,395	0.2%
	Portland General Electric Co.	106,850	5,357	0.2%
	New Jersey Resources Corp.	104,221	5,044	0.2%
	ALLETE Inc.	61,719	5,002	0.2%
	Southwest Gas Holdings Inc.	58,683	4,809	0.2%
	Utilities—Other †		78,689	3.2%
			110,237	4.4%
Total Common Stocks (Cost $2,328,434)			2,477,684	99.5%[2]

5

Russell 2000 Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.563%	535,645	53,570	2.1%

5U.S. Government and Agency Obligations †			497	0.0%
Total Temporary Cash Investments (Cost $54,060)			54,067	2.1%[2]
Total Investments (Cost $2,382,494)			2,531,751	101.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			123
Receivables for Investment Securities Sold			7,478
Receivables for Accrued Income			1,724
Receivables for Capital Shares Issued			183
Other Assets[5]			133
Total Other Assets			9,641	0.4%
Liabilities
Payables for Investment Securities Purchased			(120)
Collateral for Securities on Loan			(49,858)
Payables for Capital Shares Redeemed			(169)
Payables to Vanguard			(355)
Variation Margin Payable—Futures Contracts			(47)
Total Liabilities			(50,549)	(2.0%)
Net Assets			2,490,843	100.0%

At February 28, 2019, net assets consisted of:
				Amount
				($000)
Paid-in Capital				2,400,275
Total Distributable Earnings (Loss)				90,568
Net Assets				2,490,843

ETF Shares—Net Assets
Applicable to 12,500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,573,540
Net Asset Value Per Share—ETF Shares				$125.88

6

Russell 2000 Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 3,809,208 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	917,303
Net Asset Value Per Share—Institutional Shares	$240.81

•      See Note A in Notes to Financial Statements.

*       Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,713,000.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

1   “Other” represents securities that are not classified by the fund’s benchmark index.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $49,858,000 of collateral received for securities on loan.

5   Securities with a value of $497,000 and cash of $19,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	168		13,234	857

See accompanying Notes, which are an integral part of the Financial Statements.

7

Russell 2000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	12,676
Interest[1]	65
Securities Lending—Net	1,069
Total Income	13,810
Expenses
The Vanguard Group—Note B
Investment Advisory Services	322
Management and Administrative—ETF Shares	749
Management and Administrative—Institutional Shares	154
Marketing and Distribution—ETF Shares	45
Marketing and Distribution—Institutional Shares	17
Custodian Fees	155
Shareholders’ Reports—ETF Shares	31
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	—
Total Expenses	1,476
Net Investment Income	12,334
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	33,957
Futures Contracts	(356)
Realized Net Gain (Loss)	33,601
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(273,489)
Futures Contracts	773
Change in Unrealized Appreciation (Depreciation)	(272,716)
Net Increase (Decrease) in Net Assets Resulting from Operations	(226,781)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $61,000, ($1,000), and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $23,231,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Russell 2000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,334	27,007
Realized Net Gain (Loss)	33,601	159,664
Change in Unrealized Appreciation (Depreciation)	(272,716)	299,017
Net Increase (Decrease) in Net Assets Resulting from Operations	(226,781)	485,688
Distributions
Net Investment Income
ETF Shares	(11,124)	(15,782)
Institutional Shares	(6,734)	(9,362)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(17,858)	(25,144)
Capital Share Transactions
ETF Shares	11,821	342,765
Institutional Shares	27,245	233,779
Net Increase (Decrease) from Capital Share Transactions	39,066	576,544
Total Increase (Decrease)	(205,573)	1,037,088
Net Assets
Beginning of Period	2,696,416	1,659,328
End of Period	2,490,843	2,696,416

See accompanying Notes, which are an integral part of the Financial Statements.

9

Russell 2000 Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,		Year Ended August 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$139.11		$112.21		$98.98		$92.71	$93.72	$80.46
Investment Operations
Net Investment Income	.615	1	1.554	1	1.443	1	1.302	1.224 [1]	1.054
Net Realized and Unrealized Gain (Loss) on Investments	(12.938)		26.846		13.255		6.537	(1.163)	13.163
Total from Investment Operations	(12.323)		28.400		14.698		7.839	.061	14.217
Distributions
Dividends from Net Investment Income	(.907)		(1.500)		(1.468)		(1.569)	(1.071)	(.957)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(.907)		(1.500)		(1.468)		(1.569)	(1.071)	(.957)
Net Asset Value, End of Period	$125.88		$139.11		$112.21		$98.98	$92.71	$93.72

Total Return	-8.85%		25.49%		14.94%		8.62%	0.03%	17.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,574		$1,715		$1,083		$698	$554	$375
Ratio of Total Expenses to Average Net Assets	0.15%		0.15%		0.15%		0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.14%		1.23%		1.34%		1.52%	1.28%	1.23%
Portfolio Turnover Rate[2]	10%		19%		23%		19%	17%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Russell 2000 Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,		Year Ended August 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$266.12		$214.65		$189.31		$177.40	$179.29	$153.88
Investment Operations
Net Investment Income	1.252	1	3.129	1	2.956	1	2.606	2.453 [1]	2.110
Net Realized and Unrealized Gain (Loss) on Investments	(24.749)		51.369		25.315		12.503	(2.212)	25.206
Total from Investment Operations	(23.497)		54.498		28.271		15.109	.241	27.316
Distributions
Dividends from Net Investment Income	(1.813)		(3.028)		(2.931)		(3.199)	(2.131)	(1.906)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.813)		(3.028)		(2.931)		(3.199)	(2.131)	(1.906)
Net Asset Value, End of Period	$240.81		$266.12		$214.65		$189.31	$177.40	$179.29

Total Return	-8.83%		25.58%		15.03%		8.69%	0.11%	17.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$917		$982		$576		$479	$528	$320
Ratio of Total Expenses to Average Net Assets	0.08%		0.08%		0.08%		0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.21%		1.30%		1.41%		1.59%	1.35%	1.30%
Portfolio Turnover Rate[2]	10%		19%		23%		19%	17%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 2000 Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

12

Russell 2000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

13

Russell 2000 Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $123,000, representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,477,628	—	56
Temporary Cash Investments	53,570	497	—
Futures Contracts—Liabilities[1]	(47)	—	—
Total	2,531,151	497	56

1 Represents variation margin on the last day of the reporting period.

14

Russell 2000 Index Fund

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,382,501
Gross Unrealized Appreciation	456,334
Gross Unrealized Depreciation	(307,084)
Net Unrealized Appreciation (Depreciation)	149,250

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $70,527,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $263,891,000 of investment securities and sold $236,052,000 of investment securities, other than temporary cash investments. Purchases and sales include $125,908,000 and $113,714,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	129,440	1,125	847,293	6,625
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(117,619)	(950)	(504,528)	(3,950)
Net Increase (Decrease)—ETF Shares	11,821	175	342,765	2,675
Institutional Shares
Issued	60,097	261	361,277	1,523
Issued in Lieu of Cash Distributions	6,605	28	9,197	39
Redeemed	(39,457)	(169)	(136,695)	(558)
Net Increase (Decrease)—Institutional Shares	27,245	120	233,779	1,004

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

15

Russell 2000 Value Index Fund

Sector Diversification

As of February 28, 2019

Consumer Discretionary	12.0%
Consumer Staples	2.2
Energy	5.5
Financial Services	41.4
Health Care	4.2
Materials & Processing	5.2
Producer Durables	11.5
Technology	10.7
Utilities	7.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

16

Russell 2000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of February 28, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Aaron’s Inc.	25,932	1,408	0.4%
Consumer Discretionary—Other †		43,842	11.6%
		45,250	12.0%

Consumer Staples †		8,213	2.2%

Energy †		20,706	5.5%

Financial Services
* MGIC Investment Corp.	135,846	1,763	0.5%
Radian Group Inc.	80,964	1,648	0.4%
Pebblebrook Hotel Trust	51,343	1,643	0.4%
IBERIABANK Corp.	20,799	1,627	0.4%
Cousins Properties Inc.	157,267	1,497	0.4%
Healthcare Realty Trust Inc.	46,799	1,481	0.4%
Blackstone Mortgage Trust Inc. Class A	41,949	1,446	0.4%
Selective Insurance Group Inc.	21,795	1,438	0.4%
* United Bankshares Inc.	37,414	1,436	0.4%
Stifel Financial Corp.	26,001	1,415	0.4%
Hancock Whitney Corp.	31,858	1,392	0.4%
MB Financial Inc.	28,597	1,295	0.4%
Sunstone Hotel Investors Inc.	85,405	1,285	0.4%
Valley National Bancorp	120,819	1,276	0.4%
Physicians Realty Trust	68,484	1,237	0.3%
First Industrial Realty Trust Inc.	36,694	1,230	0.3%
Chemical Financial Corp.	26,759	1,226	0.3%
Community Bank System Inc.	18,825	1,220	0.3%
Sabra Health Care REIT Inc.	66,648	1,208	0.3%
RLJ Lodging Trust	65,006	1,207	0.3%
Rexford Industrial Realty Inc.	34,595	1,186	0.3%

17

Russell 2000 Value Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Glacier Bancorp Inc.	26,980	1,182	0.3%
*	UMB Financial Corp.	17,059	1,174	0.3%
	BancorpSouth Bank	35,280	1,150	0.3%
	Investors Bancorp Inc.	90,987	1,144	0.3%
	Cathay General Bancorp	28,961	1,125	0.3%
	Financial Services—Other †		120,868	32.0%
			155,799	41.3%

Health Care †			15,696	4.1%

Materials & Processing
	Louisiana-Pacific Corp.	45,160	1,141	0.3%
§	Materials & Processing—Other †		18,485	4.9%
			19,626	5.2%

§,1Other †			12	0.0%

Producer Durables
*	Spirit Airlines Inc.	25,842	1,454	0.4%
*	Darling Ingredients Inc.	61,401	1,350	0.4%
*	Allegheny Technologies Inc.	46,972	1,345	0.3%
*	Esterline Technologies Corp.	9,808	1,194	0.3%
	Producer Durables—Other †		38,191	10.1%
			43,534	11.5%
Technology
*	Ciena Corp.	54,103	2,308	0.6%
*	Cree Inc.	37,719	2,052	0.5%
*	CACI International Inc. Class A	9,196	1,676	0.5%
*,^	ViaSat Inc.	20,750	1,568	0.4%
	SYNNEX Corp.	15,567	1,527	0.4%
*	Tech Data Corp.	14,341	1,466	0.4%
*	Verint Systems Inc.	24,289	1,293	0.3%
	Perspecta Inc.	54,223	1,144	0.3%
	Technology—Other †		27,384	7.3%
			40,418	10.7%
Utilities
	IDACORP Inc.	18,963	1,866	0.5%
	ONE Gas Inc.	19,557	1,691	0.5%
	Portland General Electric Co.	33,550	1,682	0.5%
	ALLETE Inc.	19,357	1,569	0.4%
	Southwest Gas Holdings Inc.	18,420	1,509	0.4%
	New Jersey Resources Corp.	30,361	1,470	0.4%
	Spire Inc.	18,500	1,467	0.4%
	Black Hills Corp.	20,067	1,424	0.4%
	PNM Resources Inc.	29,805	1,302	0.3%
	NorthWestern Corp.	18,938	1,298	0.3%
	Utilities—Other †		12,185	3.2%
			27,463	7.3%
Total Common Stocks (Cost $354,178)			376,717	99.8%[2]

18

Russell 2000 Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.563%	35,265	3,527	0.9%

5U.S. Government and Agency Obligations †			796	0.2%
Total Temporary Cash Investments (Cost $4,322)			4,323	1.1%[2]
Total Investments (Cost $358,500)			381,040	100.9%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			19
Receivables for Investment Securities Sold			363
Receivables for Accrued Income			360
Receivables for Capital Shares Issued			18
Other Assets[4]			170
Total Other Assets			930	0.3%
Liabilities
Payables for Investment Securities Purchased			(2)
Collateral for Securities on Loan			(3,694)
Payables for Capital Shares Redeemed			(108)
Payables to Vanguard			(66)
Variation Margin Payable—Futures Contracts			(2)
Other Liabilities			(545)
Total Liabilities			(4,417)	(1.2%)
Net Assets			377,553	100.0%

At February 28, 2019, net assets consisted of:
				Amount
				($000)
Paid-in Capital				376,047
Total Distributable Earnings (Loss)				1,506
Net Assets				377,553

ETF Shares—Net Assets
Applicable to 2,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				247,504
Net Asset Value Per Share—ETF Shares				$107.61

19

Russell 2000 Value Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 612,671 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	130,049
Net Asset Value Per Share—Institutional Shares	$212.27

•      See Note A in Notes to Financial Statements.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

*       Non-income-producing security.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,390,000.

1   “Other” represents securities that are not classified by the fund’s benchmark index.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $3,694,000 of collateral received for securities on loan, of which $3,524,000 is held in Vanguard Market Liquidity Fund and $170,000 is held in cash.

5   Securities with a value of $249,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	13		1,024	20

See accompanying Notes, which are an integral part of the Financial Statements.

20

Russell 2000 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	2,557
Interest[1]	24
Securities Lending—Net	47
Total Income	2,628
Expenses
The Vanguard Group—Note B
Investment Advisory Services	50
Management and Administrative—ETF Shares	155
Management and Administrative—Institutional Shares	24
Marketing and Distribution—ETF Shares	6
Marketing and Distribution—Institutional Shares	2
Custodian Fees	25
Shareholders’ Reports—ETF Shares	7
Shareholders’ Reports—Institutional Shares	—
Total Expenses	269
Net Investment Income	2,359
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	7,366
Futures Contracts	(54)
Realized Net Gain (Loss)	7,312
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(37,083)
Futures Contracts	(64)
Change in Unrealized Appreciation (Depreciation)	(37,147)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,476)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $19,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $6,865,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Russell 2000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,359	6,243
Realized Net Gain (Loss)	7,312	18,109
Change in Unrealized Appreciation (Depreciation)	(37,147)	38,922
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,476)	63,274
Distributions
Net Investment Income
ETF Shares	(2,279)	(3,273)
Institutional Shares	(1,511)	(2,871)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(3,790)	(6,144)
Capital Share Transactions
ETF Shares	40,692	19,909
Institutional Shares	(6,546)	(19,999)
Net Increase (Decrease) from Capital Share Transactions	34,146	(90)
Total Increase (Decrease)	2,880	57,040
Net Assets
Beginning of Period	374,673	317,633
End of Period	377,553	374,673

See accompanying Notes, which are an integral part of the Financial Statements.

22

Russell 2000 Value Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,		Year Ended August 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$119.05		$100.96		$90.64		$81.88	$87.76	$75.48
Investment Operations
Net Investment Income	.665	1	1.905	1	1.736	1	1.561	1.530	1.284
Net Realized and Unrealized Gain (Loss) on Investments	(10.943)		18.070		10.358		9.305	(5.907)	12.219
Total from Investment Operations	(10.278)		19.975		12.094		10.866	(4.377)	13.503
Distributions
Dividends from Net Investment Income	(1.162)		(1.885)		(1.774)		(2.106)	(1.503)	(1.223)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.162)		(1.885)		(1.774)		(2.106)	(1.503)	(1.223)
Net Asset Value, End of Period	$107.61		$119.05		$100.96		$90.64	$81.88	$87.76

Total Return	-8.62%		19.96%		13.42%		13.62%	-5.10%	17.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$248		$223		$172		$120	$74	$70
Ratio of Total Expenses to Average Net Assets	0.20%		0.20%		0.20%		0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.59%		1.73%		1.76%		2.02%	1.80%	1.83%
Portfolio Turnover Rate[2]	14%		30%		36%		31%	28%	36%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Russell 2000 Value Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,		Year Ended August 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$234.81		$199.13		$178.76		$161.59	$173.15	$148.87
Investment Operations
Net Investment Income	1.563	1	4.029	1	3.737	1	3.265	3.195	2.724
Net Realized and Unrealized Gain (Loss) on Investments	(21.696)		35.618		20.356		18.355	(11.619)	24.103
Total from Investment Operations	(20.133)		39.647		24.093		21.620	(8.424)	26.827
Distributions
Dividends from Net Investment Income	(2.407)		(3.967)		(3.723)		(4.450)	(3.136)	(2.547)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(2.407)		(3.967)		(3.723)		(4.450)	(3.136)	(2.547)
Net Asset Value, End of Period	$212.27		$234.81		$199.13		$178.76	$161.59	$173.15

Total Return	-8.58%		20.10%		13.55%		13.76%	-4.97%	18.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$130		$151		$146		$129	$71	$82
Ratio of Total Expenses to Average Net Assets	0.08%		0.08%		0.08%		0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.71%		1.85%		1.88%		2.14%	1.92%	1.95%
Portfolio Turnover Rate[2]	14%		30%		36%		31%	28%	36%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Russell 2000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

25

Russell 2000 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

26

Russell 2000 Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $19,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	376,714	—	3
Temporary Cash Investments	3,527	796	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	380,239	796	3

1 Represents variation margin on the last day of the reporting period.

27

Russell 2000 Value Index Fund

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	358,501
Gross Unrealized Appreciation	59,337
Gross Unrealized Depreciation	(36,798)
Net Unrealized Appreciation (Depreciation)	22,539

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $21,300,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $85,449,000 of investment securities and sold $48,787,000 of investment securities, other than temporary cash investments. Purchases and sales include $59,362,000 and $24,517,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	65,236	650	87,282	750
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(24,544)	(225)	(67,373)	(575)
Net Increase (Decrease)—ETF Shares	40,692	425	19,909	175
Institutional Shares
Issued	10,511	50	24,366	112
Issued in Lieu of Cash Distributions	1,480	7	2,753	13
Redeemed	(18,537)	(89)	(47,118)	(213)
Net Increase (Decrease)—Institutional Shares	(6,546)	(32)	(19,999)	(88)

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

28

Russell 2000 Growth Index Fund

Sector Diversification

As of February 28, 2019

Consumer Discretionary	18.2%
Consumer Staples	2.5
Energy	1.7
Financial Services	10.6
Health Care	25.7
Materials & Processing	7.2
Producer Durables	15.5
Technology	16.8
Utilities	1.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

29

Russell 2000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of February 28, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Etsy Inc.	87,170	6,213	0.8%
*	Trade Desk Inc. Class A	24,304	4,801	0.6%
*	Five Below Inc.	39,861	4,797	0.6%
*	Planet Fitness Inc. Class A	64,509	3,792	0.5%
*	Ollie’s Bargain Outlet Holdings Inc.	36,267	3,199	0.4%
	Nexstar Media Group Inc. Class A	32,660	3,192	0.4%
*	Deckers Outdoor Corp.	21,326	3,155	0.4%
*	Chegg Inc.	79,104	3,135	0.4%
	Texas Roadhouse Inc. Class A	49,466	3,132	0.4%
	World Wrestling Entertainment Inc. Class A	31,387	2,627	0.4%
	New York Times Co. Class A	77,935	2,560	0.3%
	Consumer Discretionary—Other †		101,033	13.0%
			141,636	18.2%
Consumer Staples
*	Performance Food Group Co.	74,314	2,863	0.4%
	Consumer Staples—Other †		16,623	2.1%
			19,486	2.5%

Energy †			13,290	1.7%

Financial Services
	Primerica Inc.	31,466	3,935	0.5%
	First Financial Bankshares Inc.	47,412	3,075	0.4%
	FirstCash Inc.	31,717	2,780	0.4%
	EastGroup Properties Inc.	25,668	2,712	0.3%
	Ryman Hospitality Properties Inc.	32,641	2,644	0.3%
	Financial Services—Other †		67,442	8.7%
			82,588	10.6%

30

Russell 2000 Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Horizon Pharma plc	122,516	3,554	0.5%
*	Array BioPharma Inc.	150,459	3,452	0.5%
*	Haemonetics Corp.	37,899	3,292	0.4%
*	FibroGen Inc.	55,487	3,207	0.4%
*	HealthEquity Inc.	39,504	3,179	0.4%
*	Medidata Solutions Inc.	42,122	3,160	0.4%
*	Teladoc Health Inc.	48,891	3,147	0.4%
*	Novocure Ltd.	53,684	2,883	0.4%
*	Wright Medical Group NV	90,687	2,839	0.4%
*	LivaNova plc	28,096	2,619	0.3%
*	Spark Therapeutics Inc.	22,950	2,600	0.3%
*	Globus Medical Inc.	53,039	2,582	0.3%
*	Blueprint Medicines Corp.	30,165	2,479	0.3%
*	Tandem Diabetes Care Inc.	37,198	2,439	0.3%
	Health Care—Other †		158,849	20.4%
			200,281	25.7%
Materials & Processing
*	Ingevity Corp.	30,932	3,564	0.5%
*	Trex Co. Inc.	43,119	3,232	0.4%
*	RBC Bearings Inc.	17,430	2,443	0.3%
	Materials & Processing—Other †		46,673	6.0%
			55,912	7.2%

§,1Other †			77	0.0%

Producer Durables
	Woodward Inc.	39,093	3,766	0.5%
	Insperity Inc.	27,962	3,531	0.5%
	MAXIMUS Inc.	46,584	3,293	0.4%
	Brink’s Co.	36,686	2,895	0.4%
	MSA Safety Inc.	24,878	2,572	0.3%
	Producer Durables—Other †		104,497	13.4%
			120,554	15.5%
Technology
*	Integrated Device Technology Inc.	94,553	4,570	0.6%
*	HubSpot Inc.	27,011	4,548	0.6%
*	Coupa Software Inc.	39,779	3,747	0.5%
	Entegris Inc.	103,585	3,660	0.5%
*	New Relic Inc.	32,906	3,480	0.4%
	Blackbaud Inc.	35,207	2,719	0.4%
*	Silicon Laboratories Inc.	31,334	2,539	0.3%
*	ACI Worldwide Inc.	79,093	2,521	0.3%
*	Ellie Mae Inc.	25,290	2,516	0.3%
*,^	iRobot Corp.	19,669	2,460	0.3%
	Technology—Other †		98,509	12.6%
			131,269	16.8%
Utilities
	j2 Global Inc.	34,168	2,905	0.4%
	Utilities—Other †		10,927	1.4%
			13,832	1.8%
Total Common Stocks (Cost $683,279)			778,925	100.0%[2]

31

Russell 2000 Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.563%	164,283	16,430	2.1%

5U.S. Government and Agency Obligations †			199	0.0%
Total Temporary Cash Investments (Cost $16,627)			16,629	2.1%[2]
Total Investments (Cost $699,906)			795,554	102.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			38
Receivables for Investment Securities Sold			26
Receivables for Accrued Income			346
Receivables for Capital Shares Issued			26
Total Other Assets			436	0.1%
Liabilities
Payables for Investment Securities Purchased			(65)
Collateral for Securities on Loan			(16,232)
Payables for Capital Shares Redeemed			(304)
Payables to Vanguard			(118)
Variation Margin Payable—Futures Contracts			(5)
Other Liabilities			(187)
Total Liabilities			(16,911)	(2.2%)
Net Assets			779,079	100.0%

At February 28, 2019, net assets consisted of:
				Amount
				($000)
Paid-in Capital				735,371
Total Distributable Earnings (Loss)				43,708
Net Assets				779,079

ETF Shares—Net Assets
Applicable to 1,975,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				286,301
Net Asset Value Per Share—ETF Shares				$144.96

32

Russell 2000 Growth Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,784,311 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	492,778
Net Asset Value Per Share—Institutional Shares	$276.17

•      See Note A in Notes to Financial Statements.

*       Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,889,000.

§   Certain of the fund’s securities are valued using significant unobservable inputs.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   “Other” represents securities that are not classified by the fund’s benchmark index.

2   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.1%, respectively, of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $16,232,000 of collateral received for securities on loan.

5   Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	5		394	(4)

See accompanying Notes, which are an integral part of the Financial Statements.

33

Russell 2000 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	2,377
Interest[1]	28
Securities Lending—Net	489
Total Income	2,894
Expenses
The Vanguard Group—Note B
Investment Advisory Services	101
Management and Administrative—ETF Shares	221
Management and Administrative—Institutional Shares	104
Marketing and Distribution—ETF Shares	7
Marketing and Distribution—Institutional Shares	8
Custodian Fees	15
Shareholders’ Reports—ETF Shares	9
Shareholders’ Reports—Institutional Shares	3
Total Expenses	468
Net Investment Income	2,426
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	8,950
Futures Contracts	(475)
Realized Net Gain (Loss)	8,475
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(92,730)
Futures Contracts	(67)
Change in Unrealized Appreciation (Depreciation)	(92,797)
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,896)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $25,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $6,928,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Russell 2000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,426	5,018
Realized Net Gain (Loss)	8,475	58,614
Change in Unrealized Appreciation (Depreciation)	(92,797)	123,018
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,896)	186,650
Distributions
Net Investment Income
ETF Shares	(1,063)	(1,438)
Institutional Shares	(2,051)	(3,131)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(3,114)	(4,569)
Capital Share Transactions
ETF Shares	(9,384)	71,455
Institutional Shares	(49)	56,059
Net Increase (Decrease) from Capital Share Transactions	(9,433)	127,514
Total Increase (Decrease)	(94,443)	309,595
Net Assets
Beginning of Period	873,522	563,927
End of Period	779,079	873,522

See accompanying Notes, which are an integral part of the Financial Statements.

35

Russell 2000 Growth Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$160.12	$123.26	$106.98	$104.34	$99.83	$85.58
Investment Operations
Net Investment Income	.395	1.895	1.961	1.989	.680	.646
Net Realized and Unrealized Gain (Loss) on Investments	(15.036)	36.791	16.455	2.721	4.471	14.153
Total from Investment Operations	(14.641)	37.686	17.416	3.710	5.151	14.799
Distributions
Dividends from Net Investment Income	(.519)	(.826)	(1.136)	(1.070)	(.641)	(.549)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.519)	(.826)	(1.136)	(1.070)	(.641)	(.549)
Net Asset Value, End of Period	$144.96	$160.12	$123.26	$106.98	$104.34	$99.83

Total Return	-9.14%	30.69%	16.39%	3.62%	5.17%	17.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$286	$328	$194	$144	$149	$100
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.57%	0.64%	0.83%	0.99%	0.67%	0.60%
Portfolio Turnover Rate[2]	13%	35%	34%	33%	34%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Russell 2000 Growth Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,		Year Ended August 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$305.04		$234.80		$203.79		$198.85	$190.26	$162.99
Investment Operations
Net Investment Income	.906	1	2.026	1	2.102	1	2.121	1.478	1.412
Net Realized and Unrealized Gain (Loss) on Investments	(28.635)		70.080		31.338		5.185	8.565	26.992
Total from Investment Operations	(27.729)		72.106		33.440		7.306	10.043	28.404
Distributions
Dividends from Net Investment Income	(1.141)		(1.866)		(2.430)		(2.366)	(1.453)	(1.134)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.141)		(1.866)		(2.430)		(2.366)	(1.453)	(1.134)
Net Asset Value, End of Period	$276.17		$305.04		$234.80		$203.79	$198.85	$190.26

Total Return	-9.09%		30.85%		16.53%		3.74%	5.29%	17.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$493		$545		$370		$219	$187	$171
Ratio of Total Expenses to Average Net Assets	0.08%		0.08%		0.08%		0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.69%		0.76%		0.95%		1.11%	0.79%	0.72%
Portfolio Turnover Rate[2]	13%		35%		34%		33%	34%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Russell 2000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

38

Russell 2000 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

39

Russell 2000 Growth Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $38,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	778,894	—	31
Temporary Cash Investments	16,430	199	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	795,319	199	31

1   Represents variation margin on the last day of the reporting period.

40

Russell 2000 Growth Index Fund

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	699,908
Gross Unrealized Appreciation	179,854
Gross Unrealized Depreciation	(84,208)
Net Unrealized Appreciation (Depreciation)	95,646

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $53,961,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $59,001,000 of investment securities and sold $67,332,000 of investment securities, other than temporary cash investments. Purchases and sales include $10,816,000 and $18,026,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	10,820	75	234,403	1,550
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(20,204)	(150)	(162,948)	(1,075)
Net Increase (Decrease)—ETF Shares	(9,384)	(75)	71,455	475
Institutional Shares
Issued	27,854	105	91,649	347
Issued in Lieu of Cash Distributions	2,051	7	3,131	12
Redeemed	(29,954)	(115)	(38,721)	(146)
Net Increase (Decrease)—Institutional Shares	(49)	(3)	56,059	213

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

41

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

The Russell Indexes and Russell® are registered trademarks of Russell Investments and have been licensed for use by The Vanguard Group, Inc. The products are not sponsored, endorsed, sold, or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in the products.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q18512 042019

Semiannual Report | February 28, 2019 Vanguard Russell 3000 Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Russell 3000 Index Fund	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$964.37	$0.73
Institutional Shares	1,000.00	964.71	0.39
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Russell 3000 Index Fund

Sector Diversification

As of February 28, 2019

Consumer Discretionary	14.4%
Consumer Staples	5.6
Energy	5.0
Financial Services	20.9
Health Care	14.0
Materials & Processing	3.5
Producer Durables	10.8
Technology	20.8
Utilities	5.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

3

Russell 3000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets — Investments Summary

As of February 28, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

	Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Consumer Discretionary
* Amazon.com Inc.	18,621	30,535	2.4%
Home Depot Inc.	52,805	9,776	0.8%
Comcast Corp. Class A	209,225	8,091	0.6%
Walt Disney Co.	68,280	7,705	0.6%
* Netflix Inc.	19,082	6,833	0.5%
McDonald’s Corp.	35,566	6,538	0.5%
Walmart Inc.	65,346	6,469	0.5%
NIKE Inc. Class B	57,457	4,926	0.4%
Consumer Discretionary—Other †		104,239	8.0%
		185,112	14.3%
Consumer Staples
Procter & Gamble Co.	114,109	11,245	0.9%
Coca-Cola Co.	175,232	7,945	0.6%
PepsiCo Inc.	64,903	7,505	0.6%
Philip Morris International Inc.	71,160	6,187	0.5%
Consumer Staples—Other †		39,663	3.0%
		72,545	5.6%
Energy
Exxon Mobil Corp.	194,083	15,338	1.2%
Chevron Corp.	87,264	10,435	0.8%
Energy—Other †		39,142	3.0%
		64,915	5.0%
Financial Services
* Berkshire Hathaway Inc. Class B	88,745	17,864	1.4%
JPMorgan Chase & Co.	151,608	15,822	1.2%
Bank of America Corp.	419,051	12,186	0.9%
Visa Inc. Class A	80,691	11,952	0.9%
Wells Fargo & Co.	194,364	9,697	0.7%
Mastercard Inc. Class A	42,085	9,459	0.7%
Citigroup Inc.	111,897	7,159	0.6%

4

Russell 3000 Index Fund

		Shares	Market Value• ($000)	Percentage of Net Assets
*	PayPal Holdings Inc.	54,401	5,335	0.4%
	Financial Services—Other †		179,462	13.9%
			268,936	20.7%
Health Care
	Johnson & Johnson	122,965	16,802	1.3%
*	Pfizer Inc.	265,709	11,518	0.9%
	UnitedHealth Group Inc.	43,794	10,608	0.8%
	Merck & Co. Inc.	119,185	9,689	0.8%
	Abbott Laboratories	78,366	6,083	0.5%
	Medtronic plc	61,986	5,610	0.4%
	Amgen Inc.	29,191	5,549	0.4%
	AbbVie Inc.	69,402	5,499	0.4%
^	Eli Lilly & Co.	43,051	5,437	0.4%
	Health Care—Other †		103,030	8.0%
			179,825	13.9%
Materials & Processing
	DowDuPont Inc.	105,127	5,596	0.4%
§	Materials & Processing—Other †		39,381	3.1%
			44,977	3.5%

§,1Other †			11	0.0%

Producer Durables
	Boeing Co.	24,523	10,789	0.8%
	Union Pacific Corp.	33,897	5,685	0.5%
	3M Co.	26,091	5,411	0.4%
	Honeywell International Inc.	34,390	5,298	0.4%
	Producer Durables—Other †		111,541	8.6%
			138,724	10.7%
Technology
	Microsoft Corp.	347,155	38,892	3.0%
	Apple Inc.	217,519	37,663	2.9%
*	Facebook Inc. Class A	108,919	17,585	1.4%
*	Alphabet Inc. Class C	14,018	15,699	1.2%
*	Alphabet Inc. Class A	13,614	15,337	1.2%
	Intel Corp.	209,279	11,083	0.9%
	Cisco Systems Inc.	207,691	10,752	0.8%
	Oracle Corp.	116,674	6,082	0.5%
*	Adobe Inc.	22,512	5,909	0.5%
	International Business Machines Corp.	42,083	5,813	0.4%
*	salesforce.com Inc.	32,925	5,388	0.4%
	Broadcom Inc.	18,861	5,194	0.4%
	Technology—Other †		92,464	7.1%
			267,861	20.7%
Utilities
	Verizon Communications Inc.	189,439	10,783	0.8%
	AT&T Inc.	332,891	10,359	0.8%
	Utilities—Other †		43,835	3.4%
			64,977	5.0%
Total Common Stocks (Cost $1,025,544)			1,287,883	99.4%[2]

5

Russell 3000 Index Fund

		Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	2.563%	55,497	5,550	0.4%

5U.S. Government and Agency Obligations †				497	0.1%
Total Temporary Cash Investments (Cost $6,047)				6,047	0.5%[2]
Total Investments (Cost $1,031,591)				1,293,930	99.9%

				Amount ($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				65
Receivables for Investment Securities Sold				1
Receivables for Accrued Income				2,388
Receivables for Capital Shares Issued				27
Other Assets				77
Total Other Assets				2,558	0.2%
Liabilities
Payables for Investment Securities Purchased				(40)
Collateral for Securities on Loan				(990)
Payables for Capital Shares Redeemed				(4)
Payables to Vanguard				(245)
Variation Margin Payable—Futures Contracts				(25)
Total Liabilities				(1,304)	(0.1%	)
Net Assets				1,295,184	100.0%

At February 28, 2019, net assets consisted of:
					Amount ($000)
Paid-in Capital					1,052,723
Total Distributable Earnings (Loss)					242,461
Net Assets					1,295,184

6

Russell 3000 Index Fund

Amount ($000)
ETF Shares – Net Assets
Applicable to 3,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	422,412
Net Asset Value Per Share – ETF Shares	$128.00

Institutional Shares – Net Assets
Applicable to 3,522,493 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	872,772
Net Asset Value Per Share – Institutional Shares	$247.77

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $939,000.
§	Certain of the fund’s securites are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $990,000 of collateral received for securities on loan.
5	Securities with a value of $398,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	42		5,848	472
E-mini Russell 2000 Index	March 2019	9		709	72
					544

See accompanying Notes, which are an integral part of the Financial Statements.

7

Russell 3000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	11,368
Interest[1]	44
Securities Lending—Net	29
Total Income	11,441
Expenses
The Vanguard Group—Note B
Investment Advisory Services	169
Management and Administrative—ETF Shares	226
Management and Administrative—Institutional Shares	197
Marketing and Distribution—ETF Shares	12
Marketing and Distribution—Institutional Shares	10
Custodian Fees	8
Shareholders’ Reports—ETF Shares	4
Shareholders’ Reports—Institutional Shares	—
Total Expenses	626
Net Investment Income	10,815
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	13,442
Futures Contracts	(401)
Realized Net Gain (Loss)	13,041
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(66,951)
Futures Contracts	346
Change in Unrealized Appreciation (Depreciation)	(66,605)
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,749)

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $38,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $10,476,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Russell 3000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,815	20,689
Realized Net Gain (Loss)	13,041	30,402
Change in Unrealized Appreciation (Depreciation)	(66,605)	166,204
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,749)	217,295
Distributions
Net Investment Income
ETF Shares	(3,712)	(6,199)
Institutional Shares	(8,180)	(14,177)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(11,892)	(20,376)
Capital Share Transactions
ETF Shares	24,959	6,041
Institutional Shares	34,080	(10,897)
Net Increase (Decrease) from Capital Share Transactions	59,039	(4,856)
Total Increase (Decrease)	4,398	192,063
Net Assets
Beginning of Period	1,290,786	1,098,723
End of Period	1,295,184	1,290,786

See accompanying Notes, which are an integral part of the Financial Statements.

9

Russell 3000 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2019

		Year Ended August 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$133.98	$113.52	$99.77	$91.43	$92.82	$75.79
Investment Operations
Net Investment Income	1.067 [1]	2.099 [1]	1.980 [1]	1.850	1.649	1.485
Net Realized and Unrealized Gain (Loss) on Investments	(5.859)	20.442	13.722	8.248	(1.396)	17.004
Total from Investment Operations	(4.792)	22.541	15.702	10.098	.253	18.489
Distributions
Dividends from Net Investment Income	(1.188)	(2.081)	(1.952)	(1.758)	(1.643)	(1.459)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.188)	(2.081)	(1.952)	(1.758)	(1.643)	(1.459)
Net Asset Value, End of Period	$128.00	$133.98	$113.52	$99.77	$91.43	$92.82

Total Return	-3.56%	20.07%	15.92%	11.20%	0.21%	24.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$422	$412	$343	$282	$169	$121
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.70%	1.85%	1.98%	1.76%	1.77%
Portfolio Turnover Rate[2]	6%	14%	16%	8%	4%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Russell 3000 Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2019

		Year Ended August 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$259.33	$219.72	$193.10	$176.98	$179.64	$146.68
Investment Operations
Net Investment Income	2.146 [1]	4.220 [1]	3.952 [1]	3.689	3.318	2.986
Net Realized and Unrealized Gain (Loss) on Investments	(11.328)	39.578	26.583	15.965	(2.689)	32.903
Total from Investment Operations	(9.182)	43.798	30.535	19.654	.629	35.889
Distributions
Dividends from Net Investment Income	(2.378)	(4.188)	(3.915)	(3.534)	(3.289)	(2.929)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.378)	(4.188)	(3.915)	(3.534)	(3.289)	(2.929)
Net Asset Value, End of Period	$247.77	$259.33	$219.72	$193.10	$176.98	$179.64

Total Return	-3.53%	20.15%	16.00%	11.28%	0.30%	24.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$873	$879	$755	$847	$788	$600
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.77%	1.92%	2.05%	1.83%	1.84%
Portfolio Turnover Rate[2]	6%	14%	16%	8%	4%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 3000 Index Fund

Notes to Financial Statements

Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

12

Russell 3000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

13

Russell 3000 Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $65,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,287,876	—	7
Temporary Cash Investments	5,550	497	—
Futures Contracts—Liabilities[1]	(25)	—	—
Total	1,293,401	497	7

1  Represents variation margin on the last day of the reporting period.

14

Russell 3000 Index Fund

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	1,031,591
Gross Unrealized Appreciation	337,224
Gross Unrealized Depreciation	(74,885)
Net Unrealized Appreciation (Depreciation)	262,339

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $26,368,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $129,468,000 of investment securities and sold $73,061,000 of investment securities, other than temporary cash investments. Purchases and sales include $38,140,000 and $34,141,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	59,261	500	102,932	825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(34,302)	(275)	(96,891)	(775)
Net Increase (Decrease)—ETF Shares	24,959	225	6,041	50
Institutional Shares
Issued	55,979	230	134,022	562
Issued in Lieu of Cash Distributions	7,994	33	13,860	59
Redeemed	(29,893)	(129)	(158,779)	(670)
Net Increase (Decrease)—Institutional Shares	34,080	134	(10,897)	(49)

G.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

15

This page intentionally left blank.

This page intentionally left blank.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

The Russell Indexes and Russell® are registered trademarks of Russell Investments and have been licensed for use by The Vanguard Group, Inc. The products are not sponsored, endorsed, sold, or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in the products.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q18542 042019

Semiannual Report | February 28, 2019 Vanguard Sector Bond Index Funds

Vanguard Short-Term Treasury Index Fund

Vanguard Intermediate-Term Treasury Index Fund

Vanguard Long-Term Treasury Index Fund

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Mortgage-Backed Securities Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Short-Term Treasury Index Fund	4
Intermediate-Term Treasury Index Fund	18
Long-Term Treasury Index Fund	32
Short-Term Corporate Bond Index Fund	45
Intermediate-Term Corporate Bond Index Fund	60
Long-Term Corporate Bond Index Fund	76
Mortgage-Backed Securities Index Fund	92

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,015.28	$0.35
Admiral™ Shares	1,000.00	1,015.10	0.35
Institutional Shares	1,000.00	1,015.18	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.41	$0.35
Admiral Shares	1,000.00	1,024.58	0.35
Institutional Shares	1,000.00	1,024.09	0.25
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,008.22	$0.35
Admiral Shares	1,000.00	1,008.11	0.35
Institutional Shares	1,000.00	1,008.55	0.25
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,021.85	$0.35
Admiral Shares	1,000.00	1,022.18	0.35
Institutional Shares	1,000.00	1,021.95	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,028.35	$0.35
Admiral Shares	1,000.00	1,028.21	0.35
Institutional Shares	1,000.00	1,028.25	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,012.87	$0.35
Admiral Shares	1,000.00	1,012.90	0.35
Institutional Shares	1,000.00	1,012.83	0.25
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$1,021.68	$0.35
Admiral Shares	1,000.00	1,021.50	0.35
Institutional Shares	1,000.00	1,021.73	0.25

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2018	2/28/2019	Period
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Treasury Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Treasury Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Long-Term Treasury Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Short-Term Corporate Bond Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Long-Term Corporate Bond Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; and for the Mortgage-Backed Securities Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Short-Term Treasury Index Fund

Sector Diversification

As of February 28, 2019

U.S. Treasury	100.0%

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Short-Term Treasury Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
United States Treasury Note/Bond	1.625%	3/15/20	53,998	53,483
United States Treasury Note/Bond	1.125%	3/31/20	8,132	8,009
United States Treasury Note/Bond	1.375%	3/31/20	25,981	25,656
United States Treasury Note/Bond	2.250%	3/31/20	37,060	36,938
United States Treasury Note/Bond	1.500%	4/15/20	65,363	64,607
United States Treasury Note/Bond	1.125%	4/30/20	15,417	15,166
United States Treasury Note/Bond	1.375%	4/30/20	127,351	125,639
United States Treasury Note/Bond	2.375%	4/30/20	49,985	49,884
United States Treasury Note/Bond	1.500%	5/15/20	76,790	75,830
United States Treasury Note/Bond	3.500%	5/15/20	131,938	133,381
United States Treasury Note/Bond	1.375%	5/31/20	38,905	38,340
United States Treasury Note/Bond	1.500%	5/31/20	138,605	136,807
United States Treasury Note/Bond	2.500%	5/31/20	74,280	74,222
United States Treasury Note/Bond	1.500%	6/15/20	59,000	58,207
United States Treasury Note/Bond	1.625%	6/30/20	67,980	67,141
United States Treasury Note/Bond	1.875%	6/30/20	104,050	103,107
United States Treasury Note/Bond	2.500%	6/30/20	156,800	156,678
United States Treasury Note/Bond	1.500%	7/15/20	118,789	117,081
United States Treasury Note/Bond	1.625%	7/31/20	147,959	146,040
United States Treasury Note/Bond	2.000%	7/31/20	112,519	111,622
United States Treasury Note/Bond	2.625%	7/31/20	53,125	53,166
United States Treasury Note/Bond	1.500%	8/15/20	45,261	44,575
United States Treasury Note/Bond	2.625%	8/15/20	80,304	80,367
United States Treasury Note/Bond	8.750%	8/15/20	16,124	17,535
United States Treasury Note/Bond	1.375%	8/31/20	104,217	102,410
United States Treasury Note/Bond	2.125%	8/31/20	35,642	35,414
United States Treasury Note/Bond	2.625%	8/31/20	90,920	91,005
United States Treasury Note/Bond	1.375%	9/15/20	28,652	28,146
United States Treasury Note/Bond	1.375%	9/30/20	127,726	125,371
United States Treasury Note/Bond	2.000%	9/30/20	65,904	65,338
United States Treasury Note/Bond	2.750%	9/30/20	100,600	100,883
United States Treasury Note/Bond	1.625%	10/15/20	120,518	118,730
United States Treasury Note/Bond	1.375%	10/31/20	115,183	112,969
United States Treasury Note/Bond	1.750%	10/31/20	139,485	137,633
United States Treasury Note/Bond	2.875%	10/31/20	37,800	37,995
United States Treasury Note/Bond	1.750%	11/15/20	70,210	69,278

Short-Term Treasury Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.625%	11/15/20	84,963	85,043
United States Treasury Note/Bond	1.625%	11/30/20	98,520	96,965
United States Treasury Note/Bond	2.000%	11/30/20	54,623	54,111
United States Treasury Note/Bond	2.750%	11/30/20	67,960	68,183
United States Treasury Note/Bond	1.875%	12/15/20	79,798	78,863
United States Treasury Note/Bond	1.750%	12/31/20	163,176	160,856
United States Treasury Note/Bond	2.375%	12/31/20	51,273	51,113
United States Treasury Note/Bond	2.500%	12/31/20	109,500	109,415
United States Treasury Note/Bond	2.000%	1/15/21	115,838	114,680
United States Treasury Note/Bond	1.375%	1/31/21	157,441	154,021
United States Treasury Note/Bond	2.125%	1/31/21	58,346	57,890
United States Treasury Note/Bond	2.500%	1/31/21	71,100	71,056
United States Treasury Note/Bond	2.250%	2/15/21	66,911	66,545
United States Treasury Note/Bond	3.625%	2/15/21	41,391	42,244
United States Treasury Note/Bond	1.125%	2/28/21	48,036	46,723
United States Treasury Note/Bond	2.000%	2/28/21	31,617	31,286
United States Treasury Note/Bond	2.500%	2/28/21	85,000	84,974
United States Treasury Note/Bond	2.375%	3/15/21	77,573	77,331
United States Treasury Note/Bond	1.250%	3/31/21	148,822	145,055
United States Treasury Note/Bond	2.250%	3/31/21	19,060	18,953
United States Treasury Note/Bond	2.375%	4/15/21	80,112	79,862
United States Treasury Note/Bond	1.375%	4/30/21	170,031	165,940
United States Treasury Note/Bond	2.250%	4/30/21	32,220	32,039
United States Treasury Note/Bond	2.625%	5/15/21	130,385	130,671
United States Treasury Note/Bond	3.125%	5/15/21	39,192	39,694
United States Treasury Note/Bond	1.375%	5/31/21	36,203	35,298
United States Treasury Note/Bond	2.000%	5/31/21	29,251	28,922
United States Treasury Note/Bond	2.625%	6/15/21	108,040	108,310
United States Treasury Note/Bond	1.125%	6/30/21	21,172	20,517
United States Treasury Note/Bond	2.125%	6/30/21	163,231	161,803
United States Treasury Note/Bond	2.625%	7/15/21	57,060	57,203
United States Treasury Note/Bond	1.125%	7/31/21	170,060	164,560
United States Treasury Note/Bond	2.250%	7/31/21	63,288	62,912
United States Treasury Note/Bond	2.125%	8/15/21	98,779	97,852
United States Treasury Note/Bond	2.750%	8/15/21	75,000	75,421
United States Treasury Note/Bond	1.125%	8/31/21	145,813	140,937
United States Treasury Note/Bond	2.000%	8/31/21	61,394	60,627
United States Treasury Note/Bond	2.750%	9/15/21	91,416	91,959
United States Treasury Note/Bond	1.125%	9/30/21	82,589	79,776
United States Treasury Note/Bond	2.125%	9/30/21	47,600	47,146
United States Treasury Note/Bond	2.875%	10/15/21	100,000	100,922
United States Treasury Note/Bond	1.250%	10/31/21	196,575	190,218
United States Treasury Note/Bond	2.000%	10/31/21	139,265	137,459
United States Treasury Note/Bond	2.000%	11/15/21	47,603	46,985
United States Treasury Note/Bond	2.875%	11/15/21	142,880	144,220
United States Treasury Note/Bond	8.000%	11/15/21	20,840	23,803
United States Treasury Note/Bond	1.750%	11/30/21	47,042	46,101
United States Treasury Note/Bond	1.875%	11/30/21	90,865	89,360
United States Treasury Note/Bond	2.625%	12/15/21	193,195	193,860
United States Treasury Note/Bond	2.000%	12/31/21	59,955	59,149
United States Treasury Note/Bond	2.125%	12/31/21	65,810	65,131
United States Treasury Note/Bond	2.500%	1/15/22	112,530	112,530
United States Treasury Note/Bond	1.500%	1/31/22	75,000	72,914

Short-Term Treasury Index Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	1/31/22	99,032	97,283
United States Treasury Note/Bond	2.000%	2/15/22	31,394	30,953
United States Treasury Note/Bond	2.500%	2/15/22	120,000	120,019
United States Treasury Note/Bond	1.750%	2/28/22	50,000	48,930
United States Treasury Note/Bond	1.875%	2/28/22	50,000	49,094
Total U.S. Government and Agency Obligations (Cost $7,740,751)	7,744,340

Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1	Vanguard Market Liquidity Fund (Cost $42,808)	2.563%	428,075	42,812
Total Investments (99.6%) (Cost $7,783,559)	7,787,152
Other Assets and Liabilities (0.4%)
Other Assets	468,752
Liabilities	(435,275)
33,477
Net Assets (100%)	7,820,629

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	7,744,340
Affiliated Issuers	42,812
Total Investments in Securities	7,787,152
Investment in Vanguard	422
Receivables for Investment Securities Sold	419,816
Receivables for Accrued Income	34,301
Receivables for Capital Shares Issued	14,213
Total Assets	8,255,904
Liabilities
Payables for Investment Securities Purchased	432,031
Payables for Capital Shares Redeemed	1,847
Payables for Distributions	931
Payables to Vanguard	466
Total Liabilities	435,275
Net Assets	7,820,629

Short-Term Treasury Index Fund

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	7,833,390
Total Distributable Earnings (Loss)	(12,761)
Net Assets	7,820,629

ETF Shares—Net Assets
Applicable to 91,824,825 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,522,912
Net Asset Value Per Share—ETF Shares	$60.15

Admiral Shares—Net Assets
Applicable to 76,298,207 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,528,222
Net Asset Value Per Share—Admiral Shares	$20.03

Institutional Shares—Net Assets
Applicable to 30,579,716 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	769,495
Net Asset Value Per Share—Institutional Shares	$25.16

•      See Note A in Notes to Financial Statements.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest[1]	75,614
Total Income	75,614
Expenses
The Vanguard Group—Note B
Investment Advisory Services	102
Management and Administrative—ETF Shares	1,280
Management and Administrative—Admiral Shares	350
Management and Administrative—Institutional Shares	144
Marketing and Distribution—ETF Shares	132
Marketing and Distribution—Admiral Shares	43
Marketing and Distribution—Institutional Shares	11
Custodian Fees	9
Shareholders’ Reports—ETF Shares	46
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	2,122
Expenses Paid Indirectly	(4)
Net Expenses	2,118
Net Investment Income	73,496
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(6,807)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	37,886
Net Increase (Decrease) in Net Assets Resulting from Operations	104,575

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $290,000, ($3,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $3,174,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,496	51,477
Realized Net Gain (Loss)	(6,807)	(15,243)
Change in Unrealized Appreciation (Depreciation)	37,886	(31,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	104,575	4,689
Distributions
Net Investment Income
ETF Shares	(47,100)	(31,980)
Admiral Shares	(13,746)	(10,944)
Institutional Shares	(7,616)	(5,259)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(68,462)	(48,183)
Capital Share Transactions
ETF Shares	2,415,950	1,277,956
Admiral Shares	594,009	431,785
Institutional Shares	257,715	304,396
Net Increase (Decrease) from Capital Share Transactions	3,267,674	2,014,137
Total Increase (Decrease)	3,303,787	1,970,643
Net Assets
Beginning of Period	4,516,842	2,546,199
End of Period	7,820,629	4,516,842

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$59.89	$60.86	$61.14	$61.03	$60.95	$60.75
Investment Operations
Net Investment Income	.700[1]	.965[1]	.614[1]	.478	.351	.198
Net Realized and Unrealized Gain (Loss) on Investments	.208	(1.062)	(.311)	.118	.102	.227
Total from Investment Operations	.908	(.097)	.303	.596	.453	.425
Distributions
Dividends from Net Investment Income	(.648)	(.873)	(.573)	(.462)	(.340)	(.177)
Distributions from Realized Capital Gains	—	—	(.010)	(.024)	(.033)	(.048)
Total Distributions	(.648)	(.873)	(.583)	(.486)	(.373)	(.225)
Net Asset Value, End of Period	$60.15	$59.89	$60.86	$61.14	$61.03	$60.95

Total Return	1.53%	-0.15%	0.50%	0.98%	0.75%	0.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,523	$3,080	$1,832	$908	$635	$497
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.35%	1.61%	1.01%	0.80%	0.59%	0.34%
Portfolio Turnover Rate[2]	57%	67%	60%	73%	64%	64%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.95	$20.29	$20.38	$20.35	$20.33	$20.27
Investment Operations
Net Investment Income	.232[1]	.324[1]	.202[1]	.158	.116	.068
Net Realized and Unrealized Gain (Loss) on Investments	.068	(.358)	(.096)	.040	.031	.074
Total from Investment Operations	.300	(.034)	.106	.198	.147	.142
Distributions
Dividends from Net Investment Income	(.220)	(.306)	(.193)	(.160)	(.116)	(.066)
Distributions from Realized Capital Gains	—	—	(.003)	(.008)	(.011)	(.016)
Total Distributions	(.220)	(.306)	(.196)	(.168)	(.127)	(.082)
Net Asset Value, End of Period	$20.03	$19.95	$20.29	$20.38	$20.35	$20.33

Total Return[2]	1.51%	-0.16%	0.53%	0.98%	0.72%	0.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,528	$929	$507	$364	$221	$126
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.35%	1.61%	1.01%	0.80%	0.59%	0.34%
Portfolio Turnover Rate[3]	57%	67%	60%	73%	64%	64%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized. Signal Shares were renamed Admiral Shares in October 2013.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$25.06	$25.49	$25.60	$25.57	$25.54	$25.47
Investment Operations
Net Investment Income	.294[1]	.425[1]	.260[1]	.207	.156	.095
Net Realized and Unrealized Gain (Loss) on Investments	.084	(.467)	(.117)	.042	.043	.088
Total from Investment Operations	.378	(.042)	.143	.249	.199	.183
Distributions
Dividends from Net Investment Income	(.278)	(.388)	(.249)	(.209)	(.155)	(.093)
Distributions from Realized Capital Gains	—	—	(.004)	(.010)	(.014)	(.020)
Total Distributions	(.278)	(.388)	(.253)	(.219)	(.169)	(.113)
Net Asset Value, End of Period	$25.16	$25.06	$25.49	$25.60	$25.57	$25.54

Total Return	1.52%	-0.16%	0.56%	0.98%	0.78%	0.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$769	$508	$208	$92	$67	$49
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.37%	1.63%	1.03%	0.82%	0.62%	0.37%
Portfolio Turnover Rate[2]	57%	67%	60%	73%	64%	64%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund

Notes to Financial Statements

Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

Short-Term Treasury Index Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $422,000, representing 0.01% of the fund’s net assets and 0.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Short-Term Treasury Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,744,340	—
Temporary Cash Investments	42,812	—	—
Total	42,812	7,744,340	—

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,783,559
Gross Unrealized Appreciation	18,552
Gross Unrealized Depreciation	(14,959)
Net Unrealized Appreciation (Depreciation)	3,593

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $16,540,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 28, 2019, the fund purchased $5,955,850,000 of investment securities and sold $2,741,532,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,310,002,000 and $922,498,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $493,305,000 and $0, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Short-Term Treasury Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	3,349,371	55,951	1,710,741	28,551
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(933,421)	(15,550)	(432,785)	(7,225)
Net Increase (Decrease)—ETF Shares	2,415,950	40,401	1,277,956	21,326
Admiral Shares
Issued	891,027	44,613	715,770	35,747
Issued in Lieu of Cash Distributions	10,178	510	8,265	413
Redeemed	(307,196)	(15,376)	(292,250)	(14,587)
Net Increase (Decrease)—Admiral Shares	594,009	29,747	431,785	21,573
Institutional Shares
Issued	429,260	17,130	377,989	15,046
Issued in Lieu of Cash Distributions	6,182	246	4,231	169
Redeemed	(177,727)	(7,079)	(77,824)	(3,081)
Net Increase (Decrease)—Institutional Shares	257,715	10,297	304,396	12,134

H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Intermediate-Term Treasury Index Fund

Sector Diversification

As of February 28, 2019

U.S. Treasury	100.0%

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Intermediate-Term Treasury Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	8.125%	5/15/21	720	805
United States Treasury Note/Bond	8.125%	8/15/21	945	1,069
United States Treasury Note/Bond	2.500%	2/15/22	5,000	5,001
United States Treasury Note/Bond	1.750%	2/28/22	41,748	40,854
United States Treasury Note/Bond	1.875%	2/28/22	60,369	59,275
United States Treasury Note/Bond	1.750%	3/31/22	19,037	18,620
United States Treasury Note/Bond	1.875%	3/31/22	91,938	90,272
United States Treasury Note/Bond	1.750%	4/30/22	13,467	13,162
United States Treasury Note/Bond	1.875%	4/30/22	90,504	88,793
United States Treasury Note/Bond	1.750%	5/15/22	18,500	18,069
United States Treasury Note/Bond	1.750%	5/31/22	108,861	106,309
United States Treasury Note/Bond	1.875%	5/31/22	11,375	11,151
United States Treasury Note/Bond	1.750%	6/30/22	51,964	50,730
United States Treasury Note/Bond	2.125%	6/30/22	27,359	27,030
United States Treasury Note/Bond	1.875%	7/31/22	28,225	27,643
United States Treasury Note/Bond	2.000%	7/31/22	92,860	91,307
United States Treasury Note/Bond	1.625%	8/15/22	7,552	7,330
United States Treasury Note/Bond	7.250%	8/15/22	975	1,126
United States Treasury Note/Bond	1.625%	8/31/22	40,710	39,508
United States Treasury Note/Bond	1.875%	8/31/22	18,582	18,187
United States Treasury Note/Bond	1.750%	9/30/22	22,750	22,160
United States Treasury Note/Bond	1.875%	9/30/22	29,652	29,013
United States Treasury Note/Bond	1.875%	10/31/22	9,810	9,591
United States Treasury Note/Bond	2.000%	10/31/22	30,070	29,530
United States Treasury Note/Bond	1.625%	11/15/22	68,581	66,417
United States Treasury Note/Bond	7.625%	11/15/22	2,075	2,446
United States Treasury Note/Bond	2.000%	11/30/22	121,979	119,730
United States Treasury Note/Bond	2.125%	12/31/22	54,348	53,576
United States Treasury Note/Bond	1.750%	1/31/23	53,066	51,557
United States Treasury Note/Bond	2.375%	1/31/23	33,680	33,501
United States Treasury Note/Bond	2.000%	2/15/23	40,368	39,580
United States Treasury Note/Bond	7.125%	2/15/23	2,968	3,477
United States Treasury Note/Bond	1.500%	2/28/23	81,162	78,030
United States Treasury Note/Bond	2.625%	2/28/23	48,500	48,690
United States Treasury Note/Bond	1.500%	3/31/23	39,620	38,060
United States Treasury Note/Bond	2.500%	3/31/23	24,000	23,985
United States Treasury Note/Bond	1.625%	4/30/23	41,430	39,967
United States Treasury Note/Bond	2.750%	4/30/23	20,000	20,178
United States Treasury Note/Bond	1.750%	5/15/23	84,815	82,204

Intermediate-Term Treasury Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.625%	5/31/23	36,775	35,448
United States Treasury Note/Bond	2.750%	5/31/23	71,015	71,670
United States Treasury Note/Bond	1.375%	6/30/23	93,060	88,697
United States Treasury Note/Bond	2.625%	6/30/23	25,960	26,070
United States Treasury Note/Bond	1.250%	7/31/23	16,725	15,837
United States Treasury Note/Bond	2.750%	7/31/23	38,575	38,937
United States Treasury Note/Bond	2.500%	8/15/23	36,345	36,311
United States Treasury Note/Bond	6.250%	8/15/23	10,525	12,158
United States Treasury Note/Bond	1.375%	8/31/23	36,915	35,115
United States Treasury Note/Bond	2.750%	8/31/23	57,434	57,991
United States Treasury Note/Bond	1.375%	9/30/23	53,915	51,245
United States Treasury Note/Bond	2.875%	9/30/23	45,870	46,551
United States Treasury Note/Bond	1.625%	10/31/23	50,095	48,122
United States Treasury Note/Bond	2.875%	10/31/23	77,730	78,896
United States Treasury Note/Bond	2.750%	11/15/23	80,805	81,600
United States Treasury Note/Bond	2.125%	11/30/23	72,565	71,261
United States Treasury Note/Bond	2.875%	11/30/23	61,100	62,074
United States Treasury Note/Bond	2.250%	12/31/23	43,429	42,879
United States Treasury Note/Bond	2.625%	12/31/23	62,900	63,175
United States Treasury Note/Bond	2.250%	1/31/24	41,923	41,373
United States Treasury Note/Bond	2.500%	1/31/24	62,700	62,641
United States Treasury Note/Bond	2.750%	2/15/24	141,765	143,183
United States Treasury Note/Bond	2.125%	2/29/24	38,999	38,243
United States Treasury Note/Bond	2.375%	2/29/24	15,000	14,902
United States Treasury Note/Bond	2.125%	3/31/24	20,113	19,717
United States Treasury Note/Bond	2.000%	4/30/24	23,515	22,898
United States Treasury Note/Bond	2.500%	5/15/24	115,697	115,426
United States Treasury Note/Bond	2.000%	5/31/24	30,709	29,888
United States Treasury Note/Bond	2.000%	6/30/24	30,122	29,294
United States Treasury Note/Bond	2.125%	7/31/24	41,248	40,345
United States Treasury Note/Bond	2.375%	8/15/24	95,812	94,884
United States Treasury Note/Bond	1.875%	8/31/24	75,670	73,045
United States Treasury Note/Bond	2.125%	9/30/24	37,926	37,049
United States Treasury Note/Bond	2.250%	10/31/24	51,550	50,680
United States Treasury Note/Bond	2.250%	11/15/24	70,901	69,660
United States Treasury Note/Bond	7.500%	11/15/24	340	428
United States Treasury Note/Bond	2.125%	11/30/24	69,830	68,150
United States Treasury Note/Bond	2.250%	12/31/24	74,290	72,967
United States Treasury Note/Bond	2.500%	1/31/25	26,550	26,430
United States Treasury Note/Bond	2.000%	2/15/25	98,178	94,971
United States Treasury Note/Bond	7.625%	2/15/25	3,300	4,210
United States Treasury Note/Bond	2.750%	2/28/25	61,658	62,217
United States Treasury Note/Bond	2.625%	3/31/25	60,157	60,260
United States Treasury Note/Bond	2.875%	4/30/25	24,274	24,657
United States Treasury Note/Bond	2.125%	5/15/25	75,675	73,606
United States Treasury Note/Bond	2.875%	5/31/25	29,500	29,961
United States Treasury Note/Bond	2.750%	6/30/25	25,000	25,211
United States Treasury Note/Bond	2.875%	7/31/25	72,750	73,898
United States Treasury Note/Bond	2.000%	8/15/25	78,385	75,531
United States Treasury Note/Bond	6.875%	8/15/25	14,398	18,015
United States Treasury Note/Bond	2.750%	8/31/25	57,705	58,174
United States Treasury Note/Bond	3.000%	9/30/25	34,900	35,707
United States Treasury Note/Bond	3.000%	10/31/25	36,000	36,838
United States Treasury Note/Bond	2.250%	11/15/25	90,705	88,636
United States Treasury Note/Bond	2.875%	11/30/25	48,150	48,910

Intermediate-Term Treasury Index Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.625%	12/31/25	43,995	44,016
United States Treasury Note/Bond	2.625%	1/31/26	44,300	44,327
United States Treasury Note/Bond	1.625%	2/15/26	90,395	84,632
United States Treasury Note/Bond	6.000%	2/15/26	6,295	7,635
United States Treasury Note/Bond	2.500%	2/28/26	56,000	55,563
United States Treasury Note/Bond	1.625%	5/15/26	105,335	98,373
United States Treasury Note/Bond	1.500%	8/15/26	119,062	109,872
United States Treasury Note/Bond	2.000%	11/15/26	75,295	71,871
United States Treasury Note/Bond	6.500%	11/15/26	4,000	5,067
United States Treasury Note/Bond	2.250%	2/15/27	106,795	103,657
United States Treasury Note/Bond	6.625%	2/15/27	3,015	3,867
United States Treasury Note/Bond	2.375%	5/15/27	106,065	103,794
United States Treasury Note/Bond	2.250%	8/15/27	93,445	90,393
United States Treasury Note/Bond	6.375%	8/15/27	3,000	3,831
United States Treasury Note/Bond	2.250%	11/15/27	86,005	83,048
United States Treasury Note/Bond	6.125%	11/15/27	5,300	6,699
United States Treasury Note/Bond	2.750%	2/15/28	78,900	79,196
United States Treasury Note/Bond	2.875%	5/15/28	94,447	95,716
United States Treasury Note/Bond	2.875%	8/15/28	123,608	125,211
United States Treasury Note/Bond	5.500%	8/15/28	8,322	10,236
United States Treasury Note/Bond	3.125%	11/15/28	109,183	112,885
United States Treasury Note/Bond	5.250%	11/15/28	12,600	15,289
United States Treasury Note/Bond	2.625%	2/15/29	47,000	46,618
United States Treasury Note/Bond	5.250%	2/15/29	11,762	14,328
Total U.S. Government and Agency Obligations (Cost $5,768,797)	5,750,099

Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1	Vanguard Market Liquidity Fund (Cost $22,610)	2.563%	226,076	22,610
Total Investments (99.9%) (Cost $5,791,407)	5,772,709

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	296
Receivables for Investment Securities Sold	125,311
Receivables for Accrued Income	24,061
Receivables for Capital Shares Issued	21,710
Other Assets	13
Total Other Assets	171,391
Liabilities
Payables for Investment Securities Purchased	(165,360)
Payables for Capital Shares Redeemed	(1,330)
Payables for Distributions	(576)
Payables to Vanguard	(429)
Total Liabilities	(167,695)
Net Assets (100%)	5,776,405

Intermediate-Term Treasury Index Fund

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,820,057
Total Distributable Earnings (Loss)	(43,652)
Net Assets	5,776,405

ETF Shares—Net Assets
Applicable to 57,220,533 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,630,942
Net Asset Value Per Share—ETF Shares	$63.46

Admiral Shares—Net Assets
Applicable to 69,424,579 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,485,457
Net Asset Value Per Share—Admiral Shares	$21.40

Institutional Shares—Net Assets
Applicable to 24,855,431 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	660,006
Net Asset Value Per Share—Institutional Shares	$26.55

•     See Note A in Notes to Financial Statements.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest[1]	59,719
Total Income	59,719
Expenses
The Vanguard Group—Note B
Investment Advisory Services	77
Management and Administrative—ETF Shares	844
Management and Administrative—Admiral Shares	363
Management and Administrative—Institutional Shares	108
Marketing and Distribution—ETF Shares	95
Marketing and Distribution—Admiral Shares	44
Marketing and Distribution—Institutional Shares	10
Custodian Fees	8
Shareholders’ Reports—ETF Shares	98
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,653
Expenses Paid Indirectly	(5)
Net Expenses	1,648
Net Investment Income	58,071
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(4,081)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	74,664
Net Increase (Decrease) in Net Assets Resulting from Operations	128,654

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $79,000, $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $3,983,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,071	60,767
Realized Net Gain (Loss)	(4,081)	(20,311)
Change in Unrealized Appreciation (Depreciation)	74,664	(92,277)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,654	(51,821)
Distributions
Net Investment Income
ETF Shares	(35,665)	(32,737)
Admiral Shares	(14,609)	(18,863)
Institutional Shares	(6,203)	(6,253)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(56,477)	(57,853)
Capital Share Transactions
ETF Shares	902,829	1,410,372
Admiral Shares	365,767	267,460
Institutional Shares	262,625	66,033
Net Increase (Decrease) from Capital Share Transactions	1,531,221	1,743,865
Total Increase (Decrease)	1,603,398	1,634,191
Net Assets
Beginning of Period	4,173,007	2,538,816
End of Period	5,776,405	4,173,007

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$62.67	$65.29	$66.54	$64.80	$64.14	$62.96
Investment Operations
Net Investment Income	.743[1]	1.250[1]	1.043[1]	1.035	1.054	.920
Net Realized and Unrealized Gain (Loss) on Investments	.772	(2.691)	(1.201)	1.770	.649	1.292
Total from Investment Operations	1.515	(1.441)	(.158)	2.805	1.703	2.212
Distributions
Dividends from Net Investment Income	(.725)	(1.179)	(1.011)	(1.038)	(1.043)	(.843)
Distributions from Realized Capital Gains	—	—	(.081)	(.027)	—	(.189)
Total Distributions	(.725)	(1.179)	(1.092)	(1.065)	(1.043)	(1.032)
Net Asset Value, End of Period	$63.46	$62.67	$65.29	$66.54	$64.80	$64.14

Total Return	2.44%	-2.21%	-0.21%	4.37%	2.67%	3.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,631	$2,680	$1,329	$908	$360	$164
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.39%	1.97%	1.61%	1.61%	1.67%	1.50%
Portfolio Turnover Rate[2]	31%	31%	32%	37%	35%	43%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.13	$22.03	$22.45	$21.86	$21.64	$21.27
Investment Operations
Net Investment Income	.251[1]	.418[1]	.351[1]	.349	.355	.317
Net Realized and Unrealized Gain (Loss) on Investments	.264	(.911)	(.400)	.601	.220	.432
Total from Investment Operations	.515	(.493)	(.049)	.950	.575	.749
Distributions
Dividends from Net Investment Income	(.245)	(.407)	(.344)	(.351)	(.355)	(.315)
Distributions from Realized Capital Gains	—	—	(.027)	(.009)	—	(.064)
Total Distributions	(.245)	(.407)	(.371)	(.360)	(.355)	(.379)
Net Asset Value, End of Period	$21.40	$21.13	$22.03	$22.45	$21.86	$21.64

Total Return[2]	2.46%	-2.24%	-0.19%	4.38%	2.67%	3.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,485	$1,104	$874	$710	$358	$232
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.39%	1.97%	1.61%	1.61%	1.67%	1.50%
Portfolio Turnover Rate[3]	31%	31%	32%	37%	35%	43%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

Signal Shares were renamed Admiral Shares in October 2013.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$26.23	$27.33	$27.86	$27.12	$26.85	$26.39
Investment Operations
Net Investment Income	.314[1]	.524[1]	.441[1]	.437	.447	.400
Net Realized and Unrealized Gain (Loss) on Investments	.313	(1.114)	(.507)	.752	.271	.536
Total from Investment Operations	.627	(.590)	(.066)	1.189	.718	.936
Distributions
Dividends from Net Investment Income	(.307)	(.510)	(.430)	(.438)	(.448)	(.397)
Distributions from Realized Capital Gains	—	—	(.034)	(.011)	—	(.079)
Total Distributions	(.307)	(.510)	(.464)	(.449)	(.448)	(.476)
Net Asset Value, End of Period	$26.55	$26.23	$27.33	$27.86	$27.12	$26.85

Total Return	2.41%	-2.16%	-0.21%	4.42%	2.69%	3.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$660	$390	$336	$272	$208	$54
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.41%	1.99%	1.63%	1.63%	1.70%	1.53%
Portfolio Turnover Rate[2]	31%	31%	32%	37%	35%	43%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

Intermediate-Term Treasury Index Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $296,000, representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Intermediate-Term Treasury Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government Obligations	—	5,750,099	—
Temporary Cash Investments	22,610	—	—
Total	22,610	5,750,099	—

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,791,407
Gross Unrealized Appreciation	37,499
Gross Unrealized Depreciation	(56,197)
Net Unrealized Appreciation (Depreciation)	(18,698)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $23,601,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 28, 2019, the fund purchased $2,505,273,000 of investment securities and sold $981,154,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,106,029,000 and $223,032,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $10,683,000 and $493,305,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Intermediate-Term Treasury Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,128,188	18,012	1,630,128	25,907
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(225,359)	(3,550)	(219,756)	(3,500)
Net Increase (Decrease)—ETF Shares	902,829	14,462	1,410,372	22,407
Admiral Shares
Issued	603,489	28,404	535,999	25,121
Issued in Lieu of Cash Distributions	12,392	585	16,263	764
Redeemed	(250,114)	(11,795)	(284,802)	(13,350)
Net Increase (Decrease)—Admiral Shares	365,767	17,194	267,460	12,535
Institutional Shares
Issued	349,788	13,306	169,266	6,444
Issued in Lieu of Cash Distributions	5,460	208	5,651	214
Redeemed	(92,623)	(3,516)	(108,884)	(4,081)
Net Increase (Decrease)—Institutional Shares	262,625	9,998	66,033	2,577

H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Long-Term Treasury Index Fund

Sector Diversification

As of February 28, 2019

U.S. Treasury	100.0%

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Long-Term Treasury Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	6.125%	8/15/29	7,817	10,212
United States Treasury Note/Bond	6.250%	5/15/30	10,233	13,661
United States Treasury Note/Bond	5.375%	2/15/31	19,335	24,447
United States Treasury Note/Bond	4.500%	2/15/36	22,282	27,268
United States Treasury Note/Bond	4.750%	2/15/37	7,706	9,758
United States Treasury Note/Bond	5.000%	5/15/37	7,058	9,206
United States Treasury Note/Bond	4.375%	2/15/38	8,169	9,946
United States Treasury Note/Bond	4.500%	5/15/38	11,885	14,704
United States Treasury Note/Bond	3.500%	2/15/39	24,296	26,376
United States Treasury Note/Bond	4.250%	5/15/39	21,072	25,247
United States Treasury Note/Bond	4.500%	8/15/39	18,114	22,419
United States Treasury Note/Bond	4.375%	11/15/39	19,456	23,688
United States Treasury Note/Bond	4.625%	2/15/40	26,850	33,764
United States Treasury Note/Bond	4.375%	5/15/40	23,561	28,693
United States Treasury Note/Bond	3.875%	8/15/40	21,113	24,036
United States Treasury Note/Bond	4.250%	11/15/40	27,810	33,316
United States Treasury Note/Bond	4.750%	2/15/41	24,883	31,850
United States Treasury Note/Bond	4.375%	5/15/41	22,085	26,933
United States Treasury Note/Bond	3.750%	8/15/41	19,043	21,272
United States Treasury Note/Bond	3.125%	11/15/41	16,186	16,411
United States Treasury Note/Bond	3.125%	2/15/42	24,243	24,554
United States Treasury Note/Bond	3.000%	5/15/42	24,787	24,554
United States Treasury Note/Bond	2.750%	8/15/42	31,553	29,887
United States Treasury Note/Bond	2.750%	11/15/42	38,964	36,858
United States Treasury Note/Bond	3.125%	2/15/43	47,529	47,975
United States Treasury Note/Bond	2.875%	5/15/43	63,385	61,226
United States Treasury Note/Bond	3.625%	8/15/43	50,845	55,675
United States Treasury Note/Bond	3.750%	11/15/43	59,390	66,350
United States Treasury Note/Bond	3.625%	2/15/44	60,431	66,200
United States Treasury Note/Bond	3.375%	5/15/44	58,113	61,119
United States Treasury Note/Bond	3.125%	8/15/44	59,517	59,991
United States Treasury Note/Bond	3.000%	11/15/44	64,750	63,829
United States Treasury Note/Bond	2.500%	2/15/45	56,664	50,732
United States Treasury Note/Bond	3.000%	5/15/45	53,528	52,775
United States Treasury Note/Bond	2.875%	8/15/45	62,080	59,752
United States Treasury Note/Bond	3.000%	11/15/45	63,206	62,297

Long-Term Treasury Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.500%	2/15/46	53,892	48,065
United States Treasury Note/Bond	2.500%	5/15/46	61,332	54,662
United States Treasury Note/Bond	2.250%	8/15/46	52,721	44,517
United States Treasury Note/Bond	2.875%	11/15/46	58,681	56,425
United States Treasury Note/Bond	3.000%	2/15/47	58,758	57,922
United States Treasury Note/Bond	3.000%	5/15/47	60,860	59,918
United States Treasury Note/Bond	2.750%	8/15/47	48,329	45,225
United States Treasury Note/Bond	2.750%	11/15/47	56,703	53,017
United States Treasury Note/Bond	3.000%	2/15/48	54,415	53,480
United States Treasury Note/Bond	3.125%	5/15/48	63,260	63,715
United States Treasury Note/Bond	3.000%	8/15/48	68,495	67,338
United States Treasury Note/Bond	3.375%	11/15/48	75,310	79,640
United States Treasury Note/Bond	3.000%	2/15/49	28,200	27,733
Total U.S. Government and Agency Obligations (Cost $2,037,747)				1,968,638

			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
[1] Vanguard Market Liquidity Fund (Cost $16,348)	2.563%		163,455	16,347
Total Investments (100.3%) (Cost $2,054,095)				1,984,985

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	104
Receivables for Investment Securities Sold	10,684
Receivables for Accrued Income	10,419
Receivables for Capital Shares Issued	11,721
Total Other Assets	32,928
Liabilities
Payables for Investment Securities Purchased	(36,862)
Payables for Capital Shares Redeemed	(1,013)
Payables for Distributions	(227)
Payables to Vanguard	(230)
Total Liabilities	(38,332)
Net Assets (100%)	1,979,581

Long-Term Treasury Index Fund

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	2,085,526
Total Distributable Earnings (Loss)	(105,945)
Net Assets	1,979,581

ETF Shares—Net Assets
Applicable to 10,868,658 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	802,966
Net Asset Value Per Share—ETF Shares	$73.88

Admiral Shares—Net Assets
Applicable to 25,267,548 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	626,613
Net Asset Value Per Share—Admiral Shares	$24.80

Institutional Shares—Net Assets
Applicable to 17,472,839 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	550,002
Net Asset Value Per Share—Institutional Shares	$31.48

• See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest[1]	27,028
Total Income	27,028
Expenses
The Vanguard Group—Note B
Investment Advisory Services	29
Management and Administrative—ETF Shares	211
Management and Administrative—Admiral Shares	169
Management and Administrative—Institutional Shares	103
Marketing and Distribution—ETF Shares	24
Marketing and Distribution—Admiral Shares	21
Marketing and Distribution—Institutional Shares	10
Custodian Fees	7
Shareholders’ Reports—ETF Shares	18
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Institutional Shares	—
Total Expenses	597
Expenses Paid Indirectly	(5)
Net Expenses	592
Net Investment Income	26,436
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(7)
Futures Contracts	(5)
Realized Net Gain (Loss)	(12)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(671)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,753

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $42,000, ($1,000), and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $6,653,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,436	40,724
Realized Net Gain (Loss)	(12)	(5,090)
Change in Unrealized Appreciation (Depreciation)	(671)	(69,891)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,753	(34,257)
Distributions
Net Investment Income
ETF Shares	(10,861)	(16,498)
Admiral Shares	(8,408)	(13,942)
Institutional Shares	(7,021)	(9,959)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(26,290)	(40,399)
Capital Share Transactions
ETF Shares	124,564	161,471
Admiral Shares	68,406	120,197
Institutional Shares	99,855	250,354
Net Increase (Decrease) from Capital Share Transactions	292,825	532,022
Total Increase (Decrease)	292,288	457,366
Net Assets
Beginning of Period	1,687,293	1,229,927
End of Period	1,979,581	1,687,293

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$74.33	$78.76	$85.64	$75.13	$73.93	$66.33
Investment Operations
Net Investment Income	1.040[1]	2.050[1]	2.006[1]	2.021	2.073	2.100
Net Realized and Unrealized Gain (Loss) on Investments	(.454)	(4.469)	(6.905)	10.511	1.206	7.429
Total from Investment Operations	.586	(2.419)	(4.899)	12.532	3.279	9.529
Distributions
Dividends from Net Investment Income	(1.036)	(2.011)	(1.981)	(2.022)	(2.079)	(1.929)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.036)	(2.011)	(1.981)	(2.022)	(2.079)	(1.929)
Net Asset Value, End of Period	$73.88	$74.33	$78.76	$85.64	$75.13	$73.93

Total Return	0.82%	-3.07%	-5.63%	16.96%	4.44%	14.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$803	$676	$549	$578	$252	$107
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.73%	2.62%	2.58%	2.76%	3.17%
Portfolio Turnover Rate[2]	22%	19%	19%	18%	24%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.95	$26.44	$28.75	$25.21	$24.81	$22.32
Investment Operations
Net Investment Income	.349[1]	.690[1]	.676[1]	.679	.698	.711
Net Realized and Unrealized Gain (Loss) on Investments	(.154)	(1.501)	(2.319)	3.540	.399	2.491
Total from Investment Operations	.195	(.811)	(1.643)	4.219	1.097	3.202
Distributions
Dividends from Net Investment Income	(.345)	(.679)	(.667)	(.679)	(.697)	(.712)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.345)	(.679)	(.667)	(.679)	(.697)	(.712)
Net Asset Value, End of Period	$24.80	$24.95	$26.44	$28.75	$25.21	$24.81

Total Return[2]	0.81%	-3.06%	-5.62%	16.97%	4.40%	14.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$627	$559	$468	$374	$130	$44
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.73%	2.62%	2.58%	2.76%	3.17%
Portfolio Turnover Rate[3]	22%	19%	19%	18%	24%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

Signal Shares were renamed Admiral Shares in October 2013.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.66	$33.56	$36.49	$32.00	$31.48	$28.32
Investment Operations
Net Investment Income	.447[1]	.883[1]	.865[1]	.868	.896	.910
Net Realized and Unrealized Gain (Loss) on Investments	(.186)	(1.915)	(2.942)	4.492	.517	3.161
Total from Investment Operations	.261	(1.032)	(2.077)	5.360	1.413	4.071
Distributions
Dividends from Net Investment Income	(.441)	(.868)	(.853)	(.870)	(.893)	(.911)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.441)	(.868)	(.853)	(.870)	(.893)	(.911)
Net Asset Value, End of Period	$31.48	$31.66	$33.56	$36.49	$32.00	$31.48

Total Return	0.85%	-3.07%	-5.60%	16.99%	4.47%	14.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$550	$452	$213	$138	$154	$95
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.75%	2.64%	2.60%	2.79%	3.20%
Portfolio Turnover Rate[2]	22%	19%	19%	18%	24%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund

Notes to Financial Statements

Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2019.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Long-Term Treasury Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $104,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Long-Term Treasury Index Fund

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,968,638	—
Temporary Cash Investments	16,347	—	—
Total	16,347	1,968,638	—

E. As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,054,095
Gross Unrealized Appreciation	8,788
Gross Unrealized Depreciation	(77,898)
Net Unrealized Appreciation (Depreciation)	(69,110)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $31,938,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended February 28, 2019, the fund purchased $698,889,000 of investment securities and sold $404,895,000 of investment securities, other than temporary cash investments. Purchases and sales include $330,378,000 and $207,122,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Long-Term Treasury Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	334,378	4,626	505,399	6,751
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(209,814)	(2,850)	(343,928)	(4,625)
Net Increase (Decrease)—ETF Shares	124,564	1,776	161,471	2,126
Admiral Shares
Issued	200,888	8,197	257,934	10,193
Issued in Lieu of Cash Distributions	6,980	286	11,605	461
Redeemed	(139,462)	(5,640)	(149,342)	(5,928)
Net Increase (Decrease)—Admiral Shares	68,406	2,843	120,197	4,726
Institutional Shares
Issued	170,731	5,470	325,625	10,272
Issued in Lieu of Cash Distributions	7,021	226	9,959	312
Redeemed	(77,897)	(2,499)	(85,230)	(2,666)
Net Increase (Decrease)—Institutional Shares	99,855	3,197	250,354	7,918

H. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund

Sector Diversification

As of February 28, 2019

Finance	41.5%
Industrial	53.8
Treasury/Agency	0.6
Utilities	4.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Short-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of February 28, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	2.500%	2/28/21	120,155	120,118	0.4%
	U.S. Government Securities—Other †				57,368	0.2%
Total U.S. Government and Agency Obligations (Cost $177,565)					177,486	0.6%
Corporate Bonds
Finance
	Banking
	American Express Co.	2.200%–3.700%	10/30/20–2/22/24	170,731	170,133	0.6%
	American Express Credit Corp.	2.200%–2.700%	3/3/20–3/3/22	133,579	132,430	0.5%
	Bank of America Corp.	3.004%	12/20/23	94,625	93,420	0.3%
	Bank of America Corp.	3.300%	1/11/23	66,050	66,320	0.2%
	Bank of America Corp.	4.125%	1/22/24	49,278	50,971	0.2%
1	Bank of America Corp.	3.550%	3/5/24	49,190	49,380	0.2%
1	Bank of America Corp.	2.369%	7/21/21	49,664	49,160	0.2%
1	Bank of America Corp.	2.151%–5.875%	4/21/20–7/23/24	378,403	377,877	1.3%
1	Bank of America NA	3.335%	1/25/23	395	397	0.0%
1	Citibank NA	2.100%–3.650%	5/1/20–1/23/24	155,580	155,283	0.5%
	Citigroup Inc.	2.900%	12/8/21	45,187	44,919	0.1%
	Citigroup Inc.	2.700%	3/30/21	43,225	42,945	0.1%
	Citigroup Inc.	2.650%	10/26/20	42,330	42,062	0.1%
1	Citigroup Inc.	2.350%–5.375%	2/18/20–6/1/24	304,136	304,805	1.0%
	Deutsche Bank AG	4.250%	10/14/21	48,920	48,482	0.2%
	Goldman Sachs Bank USA	3.200%	6/5/20	19,100	19,191	0.1%
	Goldman Sachs Group Inc.	5.750%	1/24/22	61,636	65,719	0.2%
	Goldman Sachs Group Inc.	3.000%	4/26/22	61,950	61,445	0.2%
	Goldman Sachs Group Inc.	5.250%	7/27/21	49,347	51,622	0.2%
1	Goldman Sachs Group Inc.	2.876%	10/31/22	45,853	45,182	0.1%
1	Goldman Sachs Group Inc.	2.350%–6.000%	3/15/20–2/20/24	357,637	356,805	1.2%
	HSBC Bank USA NA	4.875%	8/24/20	12,941	13,260	0.0%
	HSBC Holdings plc	3.400%	3/8/21	51,862	52,106	0.2%

Short-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
1	HSBC Holdings plc	3.262%	3/13/23	46,862	46,507	0.2%
1	HSBC Holdings plc	2.650%–5.100%	4/5/21–5/18/24	223,441	225,170	0.8%
	HSBC USA Inc.	2.350%–5.000%	3/5/20–9/27/20	54,796	54,927	0.2%
	JPMorgan Chase & Co.	4.250%	10/15/20	50,001	50,957	0.2%
	JPMorgan Chase & Co.	2.295%	8/15/21	50,411	49,503	0.2%
	JPMorgan Chase & Co.	4.500%	1/24/22	40,979	42,591	0.1%
1	JPMorgan Chase & Co.	2.400%–4.950%	3/25/20–12/5/24	567,759	571,258	2.0%
1	JPMorgan Chase Bank NA	2.604%–3.086%	2/1/21–4/26/21	55,600	55,524	0.2%
	Morgan Stanley	2.750%	5/19/22	62,000	61,165	0.2%
	Morgan Stanley	2.625%	11/17/21	57,421	56,623	0.2%
	Morgan Stanley	2.500%	4/21/21	50,913	50,283	0.2%
1	Morgan Stanley	3.737%	4/24/24	46,774	47,079	0.2%
	Morgan Stanley	3.750%	2/25/23	41,957	42,614	0.1%
	Morgan Stanley	5.500%	7/28/21	39,517	41,622	0.1%
	Morgan Stanley	2.800%–5.750%	6/16/20–5/22/23	163,491	166,851	0.6%
	Royal Bank of Canada	2.350%	10/30/20	45,140	44,693	0.1%
	Wells Fargo & Co.	3.069%	1/24/23	60,994	60,649	0.2%
	Wells Fargo & Co.	2.625%	7/22/22	55,300	54,312	0.2%
	Wells Fargo & Co.	2.100%	7/26/21	54,727	53,529	0.2%
	Wells Fargo & Co.	2.600%	7/22/20	49,467	49,236	0.2%
	Wells Fargo & Co.	2.500%–4.600%	12/7/20–1/24/24	254,679	256,975	0.9%
1	Wells Fargo Bank NA	2.600%–3.625%	1/15/21–8/14/23	114,904	115,447	0.4%
2	Banking—Other †				5,156,386	17.8%
	Brokerage †				249,685	0.9%
	Finance Companies
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	86,465	84,960	0.3%
	HSBC Finance Corp.	6.676%	1/15/21	70	73	0.0%
	Finance Companies—Other †				321,421	1.1%
	Insurance
	Aetna Inc.	2.750%–4.125%	6/1/21–6/15/23	37,939	37,222	0.1%
	Coventry Health Care Inc.	5.450%	6/15/21	5,929	6,153	0.0%
2	Insurance—Other †				998,342	3.5%
	Other Finance †				10,050	0.0%
	Real Estate Investment Trusts †				685,806	2.4%
					12,041,527	41.5%
Industrial
	Basic Industry
	DowDuPont Inc.	4.205%	11/15/23	41,176	42,482	0.1%
	Basic Industry—Other †				654,796	2.3%
	Capital Goods
	General Electric Co.	2.700%	10/9/22	43,413	41,968	0.2%
2	Capital Goods—Other †				1,461,995	5.0%
	Communication
	AT&T Inc.	2.450%–5.200%	3/15/20–2/17/23	261,571	263,185	0.9%
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	42,217	43,160	0.1%
	Verizon Communications Inc.	5.150%	9/15/23	62,746	67,962	0.2%
	Warner Media LLC	3.400%–4.750%	1/15/21–12/15/23	46,636	47,908	0.2%
2,3	Communication—Other †				1,351,297	4.7%

Short-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Consumer Cyclical
	General Motors Co.	4.875%	10/2/23	26,225	26,957	0.1%
	General Motors Financial Co. Inc.	2.450%–5.100%	4/13/20–1/17/24	298,335	298,251	1.0%
	Visa Inc.	2.200%	12/14/20	42,354	41,991	0.1%
	Consumer Cyclical—Other †				1,958,033	6.8%
	Consumer Noncyclical
	Abbott Laboratories	2.900%	11/30/21	46,450	46,378	0.2%
	AbbVie Inc.	2.500%	5/14/20	65,406	65,004	0.2%
	Allergan Funding SCS	3.450%	3/15/22	45,252	45,051	0.1%
	CVS Health Corp.	3.700%	3/9/23	93,545	93,976	0.3%
	CVS Health Corp.	2.800%	7/20/20	48,900	48,673	0.2%
	CVS Health Corp.	2.125%–4.750%	3/9/20–12/5/23	171,466	171,278	0.6%
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	50,526	49,334	0.2%
2	Consumer Noncyclical—Other †				3,696,883	12.7%
	Energy
	Chevron Corp.	2.355%	12/5/22	41,923	41,153	0.1%
2	Energy—Other †				2,030,810	7.0%
	Other Industrial †				13,788	0.1%
	Technology
	Apple Inc.	2.400%	5/3/23	63,498	62,211	0.2%
	Apple Inc.	1.550%–3.000%	5/6/20–2/9/24	320,802	318,162	1.1%
2	Dell International LLC / EMC Corp.	5.450%	6/15/23	54,660	57,249	0.2%
2	Dell International LLC / EMC Corp.	4.420%	6/15/21	58,610	59,565	0.2%
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	45,900	46,188	0.2%
	Oracle Corp.	2.500%	10/15/22	45,768	45,075	0.2%
	Oracle Corp.	1.900%	9/15/21	45,660	44,580	0.2%
	Oracle Corp.	2.400%	9/15/23	45,475	44,222	0.1%
	Technology—Other †				1,668,222	5.7%
	Transportation †				436,319	1.5%
					15,384,106	53.0%
Utilities
	Electric †				1,104,365	3.8%
	Natural Gas †				74,924	0.3%
					1,179,289	4.1%
Total Corporate Bonds (Cost $28,723,342)					28,604,922	98.6%

				Shares
Temporary Cash Investment
Money Market Fund
4	Vanguard Market Liquidity Fund (Cost $73,834)	2.563%		738,312	73,838	0.3%
Total Investments (Cost $28,974,741)					28,856,246	99.5%

Short-Term Corporate Bond Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,488
Receivables for Investment Securities Sold	64,585
Receivables for Accrued Income	248,702
Receivables for Capital Shares Issued	10,295
Variation Margin Receivable—Futures Contracts	1,421
Other Assets	1,700
Total Other Assets	328,191	1.1%
Liabilities
Payables for Investment Securities Purchased	(158,093)
Payables for Capital Shares Redeemed	(5,580)
Payables for Distributions	(2,063)
Payables to Vanguard	(3,968)
Variation Margin Payable—Futures Contracts	(284)
Total Liabilities	(169,988)	(0.6%)
Net Assets	29,014,449	100.0%

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	29,181,098
Total Distributable Earnings (Loss)	(166,649)
Net Assets	29,014,449

ETF Shares—Net Assets
Applicable to 300,560,952 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,721,664
Net Asset Value Per Share—ETF Shares	$78.92

Admiral Shares—Net Assets
Applicable to 172,778,026 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,705,687
Net Asset Value Per Share—Admiral Shares	$21.45

Short-Term Corporate Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 60,448,569 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,587,098
Net Asset Value Per Share—Institutional Shares	$26.26

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $403,978,000, representing 1.4% of net assets.

3 Securities with a value of $ 2,435,000 have been segregated as initial margin for open futures contracts.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2019	1,251	143,318	(3)

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest[1]	390,408
Total Income	390,408
Expenses
The Vanguard Group—Note B
Investment Advisory Services	409
Management and Administrative—ETF Shares	6,180
Management and Administrative—Admiral Shares	1,041
Management and Administrative—Institutional Shares	350
Marketing and Distribution—ETF Shares	630
Marketing and Distribution—Admiral Shares	123
Marketing and Distribution—Institutional Shares	29
Custodian Fees	43
Shareholders’ Reports—ETF Shares	290
Shareholders’ Reports—Admiral Shares	14
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	9,114
Expenses Paid Indirectly	(37)
Net Expenses	9,077
Net Investment Income	381,331
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(80,749)
Futures Contracts	(434)
Realized Net Gain (Loss)	(81,183)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	286,343
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	286,343
Net Increase (Decrease) in Net Assets Resulting from Operations	586,491

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $823,000, $26,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes ($34,596,000) of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	381,331	651,683
Realized Net Gain (Loss)	(81,183)	(71,361)
Change in Unrealized Appreciation (Depreciation)	286,343	(578,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	586,491	1,842
Distributions
Net Investment Income
ETF Shares	(297,009)	(518,779)
Admiral Shares	(49,886)	(85,686)
Institutional Shares	(22,795)	(40,252)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(369,690)	(644,717)
Capital Share Transactions
ETF Shares	2,031,995	1,169,464
Admiral Shares	145,764	437,240
Institutional Shares	(130,394)	230,307
Net Increase (Decrease) from Capital Share Transactions	2,047,365	1,837,011
Total Increase (Decrease)	2,264,166	1,194,136
Net Assets
Beginning of Period	26,750,283	25,556,147
End of Period	29,014,449	26,750,283

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$78.32	$80.25	$80.52	$79.33	$80.21	$78.97
Investment Operations
Net Investment Income	1.118[1]	1.950[1]	1.768[1]	1.661	1.504	1.436
Net Realized and Unrealized Gain (Loss) on Investments	.573	(1.953)	(.317)	1.240	(.743)	1.305
Total from Investment Operations	1.691	(.003)	1.451	2.901	.761	2.741
Distributions
Dividends from Net Investment Income	(1.091)	(1.927)	(1.721)	(1.648)	(1.492)	(1.321)
Distributions from Realized Capital Gains	—	—	—	(.063)	(.149)	(.180)
Total Distributions	(1.091)	(1.927)	(1.721)	(1.711)	(1.641)	(1.501)
Net Asset Value, End of Period	$78.92	$78.32	$80.25	$80.52	$79.33	$80.21

Total Return	2.18%	0.01%	1.84%	3.71%	0.96%	3.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,722	$21,511	$20,862	$14,121	$10,377	$8,430
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.89%	2.48%	2.21%	2.11%	1.90%	1.82%
Portfolio Turnover Rate[2]	47%	56%	66%	57%	62%	56%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.28	$21.81	$21.89	$21.57	$21.81	$21.51
Investment Operations
Net Investment Income	.304[1]	.532[1]	.481[1]	.451	.409	.395
Net Realized and Unrealized Gain (Loss) on Investments	.163	(.531)	(.088)	.337	(.199)	.347
Total from Investment Operations	.467	.001	.393	.788	.210	.742
Distributions
Dividends from Net Investment Income	(.297)	(.531)	(.473)	(.451)	(.410)	(.393)
Distributions from Realized Capital Gains	—	—	—	(.017)	(.040)	(.049)
Total Distributions	(.297)	(.531)	(.473)	(.468)	(.450)	(.442)
Net Asset Value, End of Period	$21.45	$21.28	$21.81	$21.89	$21.57	$21.81

Total Return[2]	2.22%	0.02%	1.83%	3.70%	0.97%	3.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,706	$3,533	$3,180	$1,959	$1,222	$821
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.89%	2.48%	2.21%	2.11%	1.90%	1.82%
Portfolio Turnover Rate[3]	47%	56%	66%	57%	62%	56%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized. Signal Shares were renamed Admiral Shares in October 2013.

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$26.06	$26.70	$26.80	$26.41	$26.71	$26.33
Investment Operations
Net Investment Income	.374[1]	.656[1]	.594[1]	.558	.509	.491
Net Realized and Unrealized Gain (Loss) on Investments	.192	(.641)	(.111)	.413	(.249)	.437
Total from Investment Operations	.566	.015	.483	.971	.260	.928
Distributions
Dividends from Net Investment Income	(.366)	(.655)	(.583)	(.560)	(.510)	(.488)
Distributions from Realized Capital Gains	—	—	—	(.021)	(.050)	(.060)
Total Distributions	(.366)	(.655)	(.583)	(.581)	(.560)	(.548)
Net Asset Value, End of Period	$26.26	$26.06	$26.70	$26.80	$26.41	$26.71

Total Return[2]	2.20%	0.07%	1.84%	3.72%	0.98%	3.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,587	$1,706	$1,515	$1,020	$745	$634
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.50%	2.23%	2.13%	1.93%	1.85%
Portfolio Turnover Rate[3]	47%	56%	66%	57%	62%	56%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Short-Term Corporate Bond Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $1,488,000, representing 0.01% of the fund’s net assets and 0.60% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Short-Term Corporate Bond Index Fund

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $37,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	177,486	—
Corporate Bonds	—	28,604,922	—
Temporary Cash Investments	73,838	—	—
Futures Contracts—Assets[1]	1,421	—	—
Futures Contracts—Liabilities[2]	(284)	—	—
Total	74,975	28,782,408	—

1 Represents variation margin on the last day of the reporting period for open futures contracts.

2 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

E. As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	28,974,741
Gross Unrealized Appreciation	103,970
Gross Unrealized Depreciation	(222,465)
Net Unrealized Appreciation (Depreciation)	(118,495)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $59,005,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

Short-Term Corporate Bond Index Fund

F. During the six months ended February 28, 2019, the fund purchased $8,281,769,000 of investment securities and sold $6,323,752,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,543,082,000 and $2,440,033,000, respectively. Total purchases and sales include $4,537,435,000 and $2,566,410,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $1,681,269,000 and $330,775,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	4,651,016	59,514	3,483,918	44,176
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,619,021)	(33,600)	(2,314,454)	(29,500)
Net Increase (Decrease)—ETF Shares	2,031,995	25,914	1,169,464	14,676
Admiral Shares
Issued	907,988	42,705	2,006,001	93,348
Issued in Lieu of Cash Distributions	40,700	1,916	69,123	3,230
Redeemed	(802,924)	(37,814)	(1,637,884)	(76,367)
Net Increase (Decrease)—Admiral Shares	145,764	6,807	437,240	20,211
Institutional Shares
Issued	120,568	4,626	506,657	19,295
Issued in Lieu of Cash Distributions	18,624	716	31,448	1,200
Redeemed	(269,586)	(10,377)	(307,798)	(11,728)
Net Increase (Decrease)—Institutional Shares	(130,394)	(5,035)	230,307	8,767

H. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund

Sector Diversification

As of February 28, 2019

Finance	36.5%
Industrial	57.8
Treasury/Agency	0.7
Utilities	4.9
Other	0.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Intermediate-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of February 28, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
1	United States Treasury Note/Bond	2.625%	2/15/29	157,026	155,751	0.7%
	U.S. Government Securities—Other †				9,636	0.0%
Total U.S. Government and Agency Obligations (Cost $165,462)					165,387	0.7%
Corporate Bonds
Finance
	Banking
	Bank of America Corp.	3.419%	12/20/28	104,469	100,765	0.4%
2	Bank of America Corp.	4.271%	7/23/29	63,800	65,348	0.3%
	Bank of America Corp.	3.500%	4/19/26	47,534	47,063	0.2%
	Bank of America Corp.	4.200%	8/26/24	43,336	44,281	0.2%
2	Bank of America Corp.	3.093%–6.220%	1/22/24–2/7/30	454,347	451,448	1.9%
	Bank One Corp.	7.625%–8.000%	10/15/26–4/29/27	24,154	29,748	0.1%
	Citigroup Inc.	4.450%	9/29/27	57,025	57,352	0.3%
2	Citigroup Inc.	3.520%	10/27/28	47,850	46,358	0.2%
2	Citigroup Inc.	3.200%–6.625%	6/16/24–4/23/29	390,350	389,678	1.7%
2	Goldman Sachs Group Inc.	4.223%	5/1/29	51,175	51,279	0.2%
	Goldman Sachs Group Inc.	3.500%	1/23/25	49,168	48,373	0.2%
	Goldman Sachs Group Inc.	3.850%	1/26/27	48,707	47,767	0.2%
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,622	46,772	0.2%
2	Goldman Sachs Group Inc.	3.272%–5.950%	3/3/24–4/23/29	281,402	280,006	1.2%
	HSBC Holdings plc	4.300%	3/8/26	48,535	49,214	0.2%
	HSBC Holdings plc	3.900%	5/25/26	47,189	46,751	0.2%
2	HSBC Holdings plc	4.292%	9/12/26	45,000	45,493	0.2%
2	HSBC Holdings plc	4.041%–4.583%	3/14/24–6/19/29	133,899	134,515	0.6%

Intermediate-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	HSBC USA Inc.	3.500%	6/23/24	13,125	13,096	0.1%
	JPMorgan Chase & Co.	3.875%	9/10/24	53,991	54,578	0.2%
	JPMorgan Chase & Co.	2.950%	10/1/26	53,940	52,476	0.2%
2	JPMorgan Chase & Co.	3.782%	2/1/28	47,023	46,873	0.2%
2	JPMorgan Chase & Co.	3.125%–4.452%	2/1/24–12/5/29	453,832	454,106	2.0%
2	Morgan Stanley	3.591%	7/22/28	58,585	56,897	0.3%
	Morgan Stanley	3.625%	1/20/27	52,873	52,004	0.2%
	Morgan Stanley	3.700%	10/23/24	46,231	46,497	0.2%
2	Morgan Stanley	4.431%	1/23/30	44,500	45,849	0.2%
2	Morgan Stanley	3.125%–6.250%	4/29/24–1/24/29	311,602	313,260	1.3%
	Wachovia Corp.	6.605%–7.574%	10/1/25–8/1/26	2,884	3,394	0.0%
	Wells Fargo & Co.	3.000%	10/23/26	54,585	52,067	0.2%
	Wells Fargo & Co.	3.000%	4/22/26	51,232	49,067	0.2%
2	Wells Fargo & Co.	3.000%–4.300%	9/9/24–1/24/29	255,004	254,969	1.1%
3	Banking—Other †				2,454,524	10.5%
	Brokerage †				332,267	1.4%
	Finance Companies †				147,429	0.6%
	Insurance
	Aetna Inc.	3.500%	11/15/24	10,190	10,016	0.0%
3	Cigna Corp.	4.375%	10/15/28	58,300	58,874	0.3%
3	Insurance—Other †				980,791	4.2%
	Other Finance †				15,889	0.1%
	Real Estate Investment Trusts †				1,060,573	4.6%
					8,537,707	36.6%
Industrial
3	Basic Industry †				639,682	2.7%
	Capital Goods
	United Technologies Corp.	4.125%	11/16/28	51,289	51,927	0.2%
	Capital Goods—Other †				1,103,245	4.7%
	Communication
	AT&T Inc.	3.400%	5/15/25	69,931	68,149	0.3%
	AT&T Inc.	3.800%–4.450%	3/1/24–3/1/29	172,888	173,727	0.7%
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	73,100	75,574	0.3%
	Comcast Corp.	4.150%	10/15/28	56,600	58,464	0.3%
	Comcast Corp.	2.350%–3.950%	3/1/24–2/15/28	264,218	259,917	1.1%
	TCI Communications Inc.	7.125%–7.875%	2/15/26–2/15/28	4,203	5,206	0.0%
	Verizon Communications Inc.	4.329%	9/21/28	71,493	73,867	0.3%
	Verizon Communications Inc.	3.376%	2/15/25	47,102	47,078	0.2%
	Verizon Communications Inc.	4.125%	3/16/27	43,419	44,452	0.2%
3	Verizon Communications Inc.	2.625%–4.016%	11/1/24–12/3/29	77,507	75,766	0.3%
	Warner Media LLC	2.950%–3.875%	6/1/24–2/15/27	73,022	71,119	0.3%
3	Communication—Other †				688,037	3.0%
	Consumer Cyclical
	Visa Inc.	3.150%	12/14/25	64,553	64,725	0.3%
	Consumer Cyclical—Other †				1,611,430	6.9%

Intermediate-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Consumer Noncyclical
	AbbVie Inc.	3.600%	5/14/25	57,093	56,170	0.3%
	Allergan Funding SCS	3.800%	3/15/25	44,972	44,392	0.2%
	Altria Group Inc.	4.800%	2/14/29	46,075	45,904	0.2%
3	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	77,572	76,319	0.3%
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	69,750	72,718	0.3%
	BAT Capital Corp.	3.557%	8/15/27	49,191	45,086	0.2%
	CVS Health Corp.	4.300%	3/25/28	134,119	134,130	0.6%
	CVS Health Corp.	4.100%	3/25/25	77,817	78,583	0.3%
	CVS Health Corp.	3.875%	7/20/25	46,940	46,832	0.2%
	CVS Health Corp.	2.875%–3.375%	8/12/24–6/1/26	45,779	42,991	0.2%
	Medtronic Inc.	3.500%	3/15/25	53,033	53,845	0.2%
3	Consumer Noncyclical—Other †				2,900,914	12.4%
3	Energy †				2,072,572	8.9%
	Other Industrial †				52,270	0.2%
	Technology
	Apple Inc.	3.250%	2/23/26	49,202	49,097	0.2%
	Apple Inc.	2.900%	9/12/27	47,375	45,634	0.2%
	Apple Inc.	2.450%–3.450%	5/6/24–6/20/27	271,726	267,952	1.2%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	81,098	75,129	0.3%
3	Dell International LLC / EMC Corp.	6.020%	6/15/26	66,526	70,126	0.3%
	Microsoft Corp.	3.300%	2/6/27	66,951	67,189	0.3%
	Microsoft Corp.	2.400%	8/8/26	48,415	45,866	0.2%
	Microsoft Corp.	3.125%	11/3/25	43,753	43,916	0.2%
	Oracle Corp.	2.650%	7/15/26	49,586	47,091	0.2%
1,3	Technology—Other †				1,193,533	5.1%
	Transportation †				506,991	2.2%
					13,247,615	56.7%
Utilities
	Electric †				1,015,492	4.4%
	Natural Gas †				96,345	0.4%
	Other Utility †				31,946	0.1%
					1,143,783	4.9%
Total Corporate Bonds (Cost $23,127,237)					22,929,105	98.2%

				Shares
Temporary Cash Investment
Money Market Fund
4	Vanguard Market Liquidity Fund
	(Cost $350,588)	2.563%		3,505,566	350,592	1.5%
Total Investments (Cost $23,643,287)					23,445,084	100.4%

Intermediate-Term Corporate Bond Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,183
Receivables for Investment Securities Sold	125,996
Receivables for Accrued Income	240,184
Receivables for Capital Shares Issued	11,742
Variation Margin Receivable—Futures Contracts	967
Total Other Assets	380,072	1.6%
Liabilities
Payables for Investment Securities Purchased	(462,143)
Payables for Capital Shares Redeemed	(378)
Payables for Distributions	(1,133)
Payables to Vanguard	(2,508)
Variation Margin Payable—Futures Contracts	(926)
Other Liabilities	(8,507)
Total Liabilities	(475,595)	(2.0%)
Net Assets	23,349,561	100.0%

At February 28, 2019, net assets consisted of:

		Amount
		($000)
Paid-in Capital		23,691,487
Total Distributable Earnings (Loss)		(341,926)
Net Assets		23,349,561

ETF Shares—Net Assets
Applicable to 257,341,810 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		21,830,230
Net Asset Value Per Share—ETF Shares		$84.83

Admiral Shares—Net Assets
Applicable to 47,544,258 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		1,085,561
Net Asset Value Per Share—Admiral Shares		$22.83

Intermediate-Term Corporate Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 15,374,662 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	433,770
Net Asset Value Per Share—Institutional Shares	$28.21

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 Securities with a value of $1,993,000 have been segregated as initial margin for recently closed futures contracts.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was 521,830,000, representing 2.2% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest[1]	393,460
Total Income	393,460
Expenses
The Vanguard Group—Note B
Investment Advisory Services	318
Management and Administrative—ETF Shares	5,506
Management and Administrative—Admiral Shares	308
Management and Administrative—Institutional Shares	92
Marketing and Distribution—ETF Shares	584
Marketing and Distribution—Admiral Shares	36
Marketing and Distribution—Institutional Shares	8
Custodian Fees	22
Shareholders’ Reports—ETF Shares	298
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	7,181
Expenses Paid Indirectly	(21)
Net Expenses	7,160
Net Investment Income	386,300
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(128,059)
Futures Contracts	(129)
Realized Net Gain (Loss)	(128,188)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	347,511
Net Increase (Decrease) in Net Assets Resulting from Operations	605,623

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $684,000, $11,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes ($33,650,000) of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	386,300	689,440
Realized Net Gain (Loss)	(128,188)	(99,090)
Change in Unrealized Appreciation (Depreciation)	347,511	(927,990)
Net Increase (Decrease) in Net Assets Resulting from Operations	605,623	(337,640)
Distributions
Net Investment Income
ETF Shares	(350,777)	(621,479)
Admiral Shares	(19,107)	(36,906)
Institutional Shares	(7,817)	(20,134)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(377,701)	(678,519)
Capital Share Transactions
ETF Shares	2,313,668	3,530,037
Admiral Shares	208	117,812
Institutional Shares	(61,435)	(47,827)
Net Increase (Decrease) from Capital Share Transactions	2,252,441	3,600,022
Total Increase (Decrease)	2,480,363	2,583,863
Net Assets
Beginning of Period	20,869,198	18,285,335
End of Period	23,349,561	20,869,198

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$84.02	$88.35	$89.47	$84.39	$86.98	$82.31
Investment Operations
Net Investment Income	1.547[1]	2.935[1]	2.869[1]	2.831	2.767	2.724
Net Realized and Unrealized Gain (Loss) on Investments	.789	(4.362)	(1.184)	5.083	(2.473)	5.024
Total from Investment Operations	2.336	(1.427)	1.685	7.914	.294	7.748
Distributions
Dividends from Net Investment Income	(1.526)	(2.903)	(2.805)	(2.834)	(2.754)	(2.496)
Distributions from Realized Capital Gains	—	—	—	—	(.130)	(.582)
Total Distributions	(1.526)	(2.903)	(2.805)	(2.834)	(2.884)	(3.078)
Net Asset Value, End of Period	$84.83	$84.02	$88.35	$89.47	$84.39	$86.98

Total Return	2.83%	-1.62%	1.98%	9.58%	0.32%	9.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,830	$19,302	$16,699	$10,048	$5,393	$4,010
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.75%	3.44%	3.30%	3.34%	3.25%	3.25%
Portfolio Turnover Rate[2]	52%	65%	65%	71%	56%	65%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.61	$23.78	$24.08	$22.71	$23.40	$22.20
Investment Operations
Net Investment Income	.417[1]	.792[1]	.774[1]	.764	.745	.736
Net Realized and Unrealized Gain (Loss) on Investments	.210	(1.175)	(.318)	1.371	(.654)	1.355
Total from Investment Operations	.627	(.383)	.456	2.135	.091	2.091
Distributions
Dividends from Net Investment Income	(.407)	(.787)	(.756)	(.765)	(.746)	(.734)
Distributions from Realized Capital Gains	—	—	—	—	(.035)	(.157)
Total Distributions	(.407)	(.787)	(.756)	(.765)	(.781)	(.891)
Net Asset Value, End of Period	$22.83	$22.61	$23.78	$24.08	$22.71	$23.40

Total Return[2]	2.82%	-1.61%	1.99%	9.57%	0.37%	9.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,086	$1,076	$1,014	$700	$423	$239
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.75%	3.44%	3.30%	3.34%	3.25%	3.25%
Portfolio Turnover Rate[3]	52%	65%	65%	71%	56%	65%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

Signal Shares were renamed Admiral Shares in October 2013.

1   Calculated based on average shares outstanding.

2   Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.94	$29.38	$29.75	$28.06	$28.92	$27.44
Investment Operations
Net Investment Income	.518[1]	.983[1]	.962[1]	.949	.931	.919
Net Realized and Unrealized Gain (Loss) on Investments	.258	(1.446)	(.392)	1.690	(.816)	1.671
Total from Investment Operations	.776	(.463)	.570	2.639	.115	2.590
Distributions
Dividends from Net Investment Income	(.506)	(.977)	(.940)	(.949)	(.932)	(.916)
Distributions from Realized Capital Gains	—	—	—	—	(.043)	(.194)
Total Distributions	(.506)	(.977)	(.940)	(.949)	(.975)	(1.110)
Net Asset Value, End of Period	$28.21	$27.94	$29.38	$29.75	$28.06	$28.92

Total Return[2]	2.83%	-1.57%	2.01%	9.58%	0.37%	9.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$434	$492	$572	$387	$338	$307
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.77%	3.46%	3.32%	3.36%	3.28%	3.28%
Portfolio Turnover Rate[3]	52%	65%	65%	71%	56%	65%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2019.

Intermediate-Term Corporate Bond Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Intermediate-Term Corporate Bond Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $1,183,000, representing 0.01% of the fund’s net assets and 0.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $21,000 (an annual rate of 0.00% of average net assets).

D.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	165,387	—
Corporate Bonds	—	22,929,105	—
Temporary Cash Investments	350,592	—	—
Futures Contracts—Assets[1]	967	—	—
Futures Contracts—Liabilities[1]	(926)	—	—
Total	350,633	23,094,492	—

1   Represents variation margin on the last day of the reporting period for recently closed futures contracts.

Intermediate-Term Corporate Bond Index Fund

E.           As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	23,643,287
Gross Unrealized Appreciation	166,706
Gross Unrealized Depreciation	(364,909)
Net Unrealized Appreciation (Depreciation)	(198,203)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $112,542,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

F.            During the six months ended February 28, 2019, the fund purchased $7,059,110,000 of investment securities and sold $4,971,988,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,432,800,000 and $2,331,903,000, respectively. Total purchases and sales include $4,108,269,000 and $1,872,683,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were 525,251,000 and 1,647,330,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Intermediate-Term Corporate Bond Index Fund

G.          Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued[1]	4,217,916	50,604	4,970,461	57,724
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,904,248)	(23,000)	(1,440,424)	(17,000)
Net Increase (Decrease)—ETF Shares	2,313,668	27,604	3,530,037	40,724
Admiral Shares
Issued[1]	158,963	7,068	438,358	18,901
Issued in Lieu of Cash Distributions	15,574	695	30,536	1,331
Redeemed	(174,329)	(7,790)	(351,082)	(15,292)
Net Increase (Decrease)—Admiral Shares	208	(27)	117,812	4,940
Institutional Shares
Issued[1]	26,953	965	170,333	5,907
Issued in Lieu of Cash Distributions	4,117	149	12,904	454
Redeemed	(92,505)	(3,343)	(231,064)	(8,230)
Net Increase (Decrease)—Institutional Shares	(61,435)	(2,229)	(47,827)	(1,869)

1   Includes purchase fees for fiscal 2019 and 2018 of $455,000 and $1,706,000, respectively (fund totals).

H.           Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund

Sector Diversification

As of February 28, 2019

Finance	16.8%
Industrial	70.5
Treasury/Agency	0.1
Utilities	11.9
Other	0.7

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Long-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of February 28, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities † (Cost $2,524)					2,526	0.1%
Corporate Bonds
Finance
	Banking
	First Union Capital II	7.950%	11/15/29	100	127	0.0%
	Goldman Sachs Capital I	6.345%	2/15/34	2,472	2,902	0.1%
	Goldman Sachs Group Inc.	6.750%	10/1/37	11,544	13,727	0.4%
1	Goldman Sachs Group Inc.	4.017%–6.450%	5/1/36–10/21/45	27,738	28,084	0.8%
	HSBC Holdings plc	6.500%	9/15/37	5,490	6,540	0.2%
1	JPMorgan Chase & Co.	3.882%	7/24/38	6,900	6,523	0.2%
1	JPMorgan Chase & Co.	3.897%–8.750%	9/1/30–1/23/49	36,635	39,466	1.2%
	Wachovia Corp.	5.500%–7.500%	4/15/35–10/15/35	1,308	1,587	0.0%
	Wells Fargo & Co.	5.606%	1/15/44	5,617	6,309	0.2%
	Wells Fargo & Co.	3.900%–5.375%	2/7/35–12/7/46	24,704	25,226	0.7%
	Wells Fargo Bank NA	5.850%–6.600%	8/26/36–1/15/38	6,296	7,707	0.2%
1	Wells Fargo Capital X	5.950%	12/1/86	1,650	1,784	0.1%
	Banking—Other †				149,656	4.4%
	Brokerage †				17,387	0.5%
	Finance Companies
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	24,027	21,659	0.6%
	Finance Companies—Other †				1,026	0.0%
	Insurance
	Aetna Inc.	3.875%–6.750%	6/15/36–8/15/47	7,251	7,179	0.2%
	Berkshire Hathaway Finance Corp.	4.200%–5.750%	1/15/40–1/15/49	11,901	12,530	0.4%
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,591	1,686	0.0%
2	Cigna Corp.	4.900%	12/15/48	6,465	6,398	0.2%
2	Insurance—Other †				191,809	5.6%
	Real Estate Investment Trusts †				29,130	0.9%
					578,442	16.9%

Long-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
	Basic Industry
	Lubrizol Corp.	6.500%	10/1/34	108	138	0.0%
2	Basic Industry—Other †				143,760	4.2%
	Capital Goods
	General Electric Co.	6.750%	3/15/32	6,204	7,094	0.2%
	General Electric Co.	5.875%	1/14/38	6,649	6,975	0.2%
	General Electric Co.	4.125%–6.875%	8/7/37–3/11/44	13,635	13,212	0.4%
	Precision Castparts Corp.	3.900%–4.375%	1/15/43–6/15/45	2,045	2,056	0.1%
	United Technologies Corp.	4.500%	6/1/42	7,330	7,241	0.2%
3	Capital Goods—Other †				133,430	3.9%
	Communication
	AT&T Corp.	8.750%	11/15/31	822	1,055	0.0%
	AT&T Inc.	4.500%	3/9/48	8,700	7,787	0.2%
	AT&T Inc.	4.300%	2/15/30	7,305	7,143	0.2%
	AT&T Inc.	4.750%	5/15/46	7,049	6,546	0.2%
	AT&T Inc.	4.500%	5/15/35	6,670	6,299	0.2%
	AT&T Inc.	4.300%–6.550%	3/1/29–8/15/58	71,837	69,817	2.0%
	British Telecommunications plc	9.625%	12/15/30	5,250	7,329	0.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	7,640	8,203	0.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%–6.834%	3/30/29–10/23/55	19,270	19,380	0.6%
	Comcast Corp.	4.700%	10/15/48	8,070	8,366	0.2%
	Comcast Corp.	4.600%	10/15/38	7,774	7,982	0.2%
	Comcast Corp.	3.200%–7.050%	10/15/30–10/15/58	56,637	58,076	1.7%
	Deutsche Telekom International Finance BV	8.750%	6/15/30	8,145	10,897	0.3%
	NBCUniversal Media LLC	4.450%–6.400%	4/30/40–1/15/43	5,147	5,864	0.2%
	Orange SA	9.000%	3/1/31	5,155	7,229	0.2%
	Time Warner Cable LLC	4.500%–7.300%	5/1/37–9/15/42	16,546	16,736	0.5%
	Time Warner Entertainment Co. LP	8.375%	7/15/33	1,898	2,376	0.1%
	Verizon Communications Inc.	5.012%	8/21/54	9,675	9,947	0.3%
	Verizon Communications Inc.	4.522%	9/15/48	10,069	9,871	0.3%
	Verizon Communications Inc.	4.862%	8/21/46	8,850	9,090	0.3%
	Verizon Communications Inc.	4.672%	3/15/55	9,149	8,895	0.3%
	Verizon Communications Inc.	5.012%	4/15/49	8,050	8,432	0.3%
2	Verizon Communications Inc.	4.016%	12/3/29	8,000	7,991	0.2%
	Verizon Communications Inc.	4.500%	8/10/33	7,516	7,694	0.2%
	Verizon Communications Inc.	4.272%	1/15/36	7,407	7,247	0.2%
	Verizon Communications Inc.	3.850%–6.550%	11/1/34–3/16/47	26,213	26,749	0.8%
	Warner Media LLC	3.800%–7.625%	2/15/27–6/1/44	12,007	12,711	0.4%
2	Communication—Other †				145,218	4.3%

Long-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Consumer Cyclical
	Amazon.com Inc.	4.050%	8/22/47	7,670	7,651	0.2%
	Home Depot Inc.	5.875%	12/16/36	6,626	8,039	0.3%
	Visa Inc.	4.300%	12/14/45	7,482	7,857	0.2%
	Consumer Cyclical—Other †				175,759	5.2%
	Consumer Noncyclical
	Abbott Laboratories	4.900%	11/30/46	7,700	8,391	0.3%
	Amgen Inc.	4.663%	6/15/51	7,947	7,600	0.2%
2	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	29,293	27,924	0.8%
2	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	14,982	14,497	0.4%
	Anheuser-Busch InBev Finance Inc.	4.000%–4.625%	1/17/43–2/1/44	2,155	1,872	0.1%
	Anheuser-Busch InBev Worldwide Inc.	3.750%–8.200%	1/23/31–1/23/59	35,217	35,659	1.0%
	AstraZeneca plc	6.450%	9/15/37	5,553	6,758	0.2%
	CVS Health Corp.	5.050%	3/25/48	16,400	16,239	0.5%
	CVS Health Corp.	4.780%	3/25/38	8,075	7,834	0.2%
	CVS Health Corp.	5.125%	7/20/45	7,535	7,471	0.2%
	CVS Health Corp.	4.875%–6.125%	7/20/35–12/5/43	6,373	6,567	0.2%
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,170	7,817	0.2%
	Medtronic Inc.	4.625%	3/15/45	9,328	10,214	0.3%
	Pfizer Inc.	7.200%	3/15/39	4,842	6,842	0.2%
2	Consumer Noncyclical—Other †				446,515	13.1%
	Energy
	Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,300	2,333	0.1%
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,745	2,404	0.1%
	ConocoPhillips	6.500%	2/1/39	5,575	7,262	0.2%
	Shell International Finance BV	6.375%	12/15/38	4,945	6,463	0.2%
	Shell International Finance BV	4.375%	5/11/45	6,048	6,358	0.2%
2	Energy—Other †				354,205	10.3%
	Other Industrial †				18,389	0.5%
	Technology
	Apple Inc.	4.650%	2/23/46	8,550	9,189	0.3%
	Apple Inc.	3.450%–4.500%	2/23/36–11/13/47	28,981	28,316	0.8%
	Microsoft Corp.	3.700%	8/8/46	8,831	8,550	0.2%
	Microsoft Corp.	4.100%	2/6/37	6,886	7,212	0.2%
	Microsoft Corp.	4.250%	2/6/47	6,482	6,901	0.2%
	Microsoft Corp.	4.000%	2/12/55	6,700	6,596	0.2%
	Microsoft Corp.	4.450%	11/3/45	5,975	6,502	0.2%
	Microsoft Corp.	3.450%–5.300%	2/12/35–2/6/57	29,410	29,919	0.9%
	Oracle Corp.	3.250%–6.500%	5/15/30–5/15/55	42,689	43,980	1.3%
2	Technology—Other †				80,641	2.4%
	Transportation
	Burlington Northern Santa Fe LLC	3.900%–6.200%	8/15/36–12/15/48	25,728	27,444	0.8%
	Transportation—Other †				98,509	2.9%
					2,381,515	69.8%

Long-Term Corporate Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Utilities
	Electric
	Berkshire Hathaway Energy Co.	3.800%–6.125%	4/1/36–1/15/49	11,234	12,398	0.4%
	Duke Energy Carolinas LLC	3.700%–6.450%	10/15/32–3/15/48	13,189	13,955	0.4%
	Duke Energy Corp.	3.750%–4.800%	12/15/45–9/1/46	5,660	5,239	0.2%
	Duke Energy Florida LLC	3.400%–6.400%	9/15/37–7/15/48	6,534	7,283	0.2%
1	Duke Energy Florida Project Finance LLC	2.538%–3.112%	9/1/29–9/1/36	1,665	1,550	0.0%
	Duke Energy Indiana LLC	3.750%–6.450%	10/15/35–5/15/46	4,267	4,922	0.2%
	Duke Energy Ohio Inc.	3.700%–4.300%	6/15/46–2/1/49	1,445	1,409	0.0%
	Duke Energy Progress LLC	3.600%–6.300%	4/1/38–9/15/47	7,231	7,323	0.2%
	MidAmerican Energy Co.	3.650%–6.750%	4/15/29–7/15/49	9,720	10,360	0.3%
	Nevada Power Co.	3.700%–6.750%	5/1/29–7/1/37	2,499	2,907	0.1%
	PacifiCorp	3.500%–7.700%	6/15/29–2/15/50	11,516	12,717	0.4%
	Progress Energy Inc.	6.000%–7.750%	3/1/31–12/1/39	2,911	3,607	0.1%
	Electric—Other †				276,914	8.1%
	Natural Gas
	Piedmont Natural Gas Co. Inc.	3.640%–4.650%	8/1/43–11/1/46	1,250	1,151	0.0%
	Natural Gas—Other †				30,810	0.9%
	Other Utility †				7,760	0.2%
					400,305	11.7%
Total Corporate Bonds (Cost $3,459,302)					3,360,262	98.4%
Taxable Municipal Bonds (Cost $ 8,763) †					8,690	0.3%

				Shares
Temporary Cash Investment
Money Market Fund
4	Vanguard Market Liquidity Fund (Cost $17,842)	2.563%		178,411	17,843	0.5%
Total Investments (Cost $3,488,431)					3,389,321	99.3%

Long-Term Corporate Bond Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	170
Receivables for Investment Securities Sold	56,036
Receivables for Accrued Income	44,281
Receivables for Capital Shares Issued	854
Variation Margin Receivable—Futures Contracts	79
Total Other Assets	101,420	3.0%
Liabilities
Payables for Investment Securities Purchased	(76,240)
Payables for Capital Shares Redeemed	(233)
Payables for Distributions	(272)
Payables to Vanguard	(508)
Variation Margin Payable—Futures Contracts	(9)
Other Liabilities	(31)
Total Liabilities	(77,293)	(2.3%)
Net Assets	3,413,448	100.0%

At February 28, 2019, net assets consisted of:

		Amount
		($000)
Paid-in Capital		3,588,332
Total Distributable Earnings (Loss)		(174,884)
Net Assets		3,413,448

ETF Shares—Net Assets
Applicable to 30,204,289 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		2,642,380
Net Asset Value Per Share—Investor Shares		$87.48

Admiral Shares—Net Assets
Applicable to 8,098,891 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		189,709
Net Asset Value Per Share—Admiral Shares		$23.42

Long-Term Corporate Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 19,999,206 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	581,359
Net Asset Value Per Share—Institutional Shares	$29.07

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $80,250,000, representing 2.4% of net assets.

3 Certain of the fund’s securities with a value of $493,000 have been segregated as initial margin for open futures contracts.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2019	206	26,667	(8)

Short Futures Contracts
30-Year U.S. Treasury Bond	June 2019	(128)	(18,492)	59
				51

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest[1]	77,304
Total Income	77,304
Expenses
The Vanguard Group—Note B
Investment Advisory Services	51
Management and Administrative—ETF Shares	698
Management and Administrative—Admiral Shares	53
Management and Administrative—Institutional Shares	144
Marketing and Distribution—ETF Shares	73
Marketing and Distribution—Admiral Shares	6
Marketing and Distribution—Institutional Shares	13
Custodian Fees	10
Shareholders’ Reports—ETF Shares	44
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,094
Expenses Paid Indirectly	(6)
Net Expenses	1,088
Net Investment Income	76,216
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(41,331)
Futures Contracts	1
Realized Net Gain (Loss)	(41,330)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	243
Futures Contracts	43
Change in Unrealized Appreciation (Depreciation)	286
Net Increase (Decrease) in Net Assets Resulting from Operations	35,172

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $117,000, ($1,000), and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes ($7,109,000) of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,216	130,299
Realized Net Gain (Loss)	(41,330)	6,801
Change in Unrealized Appreciation (Depreciation)	286	(204,057)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,172	(66,957)
Distributions
Net Investment Income
ETF Shares	(55,371)	(94,437)
Admiral Shares	(4,118)	(7,913)
Institutional Shares	(15,289)	(26,788)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(74,778)	(129,138)
Capital Share Transactions
ETF Shares	159,364	553,331
Admiral Shares	5,792	37,881
Institutional Shares	(192,900)	299,185
Net Increase (Decrease) from Capital Share Transactions	(27,744)	890,397
Total Increase (Decrease)	(67,350)	694,302
Net Assets
Beginning of Period	3,480,798	2,786,496
End of Period	3,413,448	3,480,798

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$88.35	$94.07	$96.37	$85.25	$92.38	$82.11
Investment Operations
Net Investment Income	1.967[1]	3.880[1]	3.897[1]	3.905	3.910	3.964
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.885)	(5.722)	(2.356)	11.127	(7.127)	9.937
Total from Investment Operations	1.082	(1.842)	1.541	15.032	(3.217)	13.901
Distributions
Dividends from Net Investment Income	(1.952)	(3.878)	(3.841)	(3.912)	(3.913)	(3.631)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.952)	(3.878)	(3.841)	(3.912)	(3.913)	(3.631)
Net Asset Value, End of Period	$87.48	$88.35	$94.07	$96.37	$85.25	$92.38

Total Return	1.29%	-2.01%	1.81%	18.21%	-3.64%	17.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,642	$2,509	$2,098	$1,494	$972	$878
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.61%	4.26%	4.27%	4.46%	4.37%	4.63%
Portfolio Turnover Rate[3]	47%	48%	56%	59%	64%	54%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.09, $.09, $.03, $.11, and $.05.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.65	$25.18	$25.79	$22.80	$24.71	$22.04
Investment Operations
Net Investment Income	.528[1]	1.043[1]	1.047[1]	1.047	1.048	1.066
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.237)	(1.536)	(.625)	2.991	(1.911)	2.669
Total from Investment Operations	.291	(.493)	.422	4.038	(.863)	3.735
Distributions
Dividends from Net Investment Income	(.521)	(1.037)	(1.032)	(1.048)	(1.047)	(1.065)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.521)	(1.037)	(1.032)	(1.048)	(1.047)	(1.065)
Net Asset Value, End of Period	$23.42	$23.65	$25.18	$25.79	$22.80	$24.71

Total Return[3]	1.29%	-2.00%	1.84%	18.21%	-3.66%	17.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$190	$186	$161	$90	$67	$44
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.61%	4.26%	4.27%	4.46%	4.37%	4.63%
Portfolio Turnover Rate[4]	47%	48%	56%	59%	64%	54%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

Signal Shares were renamed Admiral Shares in October 2013.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.03, $.02, $.01, $.02, and $.01.

3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.36	$31.25	$32.02	$28.31	$30.68	$27.37
Investment Operations
Net Investment Income	.657[1]	1.299[1]	1.306[1]	1.306	1.310	1.331
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.298)	(1.895)	(.790)	3.710	(2.370)	3.308
Total from Investment Operations	.359	(.596)	.516	5.016	(1.060)	4.639
Distributions
Dividends from Net Investment Income	(.649)	(1.294)	(1.286)	(1.306)	(1.310)	(1.329)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.649)	(1.294)	(1.286)	(1.306)	(1.310)	(1.329)
Net Asset Value, End of Period	$29.07	$29.36	$31.25	$32.02	$28.31	$30.68

Total Return[3]	1.28%	-1.95%	1.81%	18.22%	-3.62%	17.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$581	$786	$528	$384	$296	$250
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.63%	4.28%	4.29%	4.48%	4.40%	4.66%
Portfolio Turnover Rate[4]	47%	48%	56%	59%	64%	54%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.03, $.03, $.01, $.03, and $.02.

3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Long-Term Corporate Bond Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $170,000, representing 0.00% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Long-Term Corporate Bond Index Fund

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,526	—
Corporate Bonds	—	3,360,262	—
Taxable Municipal Bonds	—	8,690	—
Temporary Cash Investments	17,843	—	—
Futures Contracts—Assets[1]	79	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	17,913	3,371,478	—

1 Represents variation margin on the last day of the reporting period.

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,488,470
Gross Unrealized Appreciation	28,873
Gross Unrealized Depreciation	(128,022)
Net Unrealized Appreciation(Depreciation)	(99,149)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $51,355,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Long-Term Corporate Bond Index Fund

F.  During the six months ended February 28, 2019, the fund purchased $762,774,000 of investment securities and sold $777,635,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $338,125,000 and $350,286,000, respectively. Total purchases and sales include $329,422,000 and $283,529,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $71,175,000 and $241,625,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued[1]	451,420	5,200	1,140,048	12,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(292,056)	(3,400)	(586,715)	(6,400)
Net Increase (Decrease)—ETF Shares	159,364	1,800	553,331	6,100
Admiral Shares
Issued[1]	29,539	1,277	93,287	3,743
Issued in Lieu of Cash Distributions	3,228	140	6,178	253
Redeemed	(26,975)	(1,171)	(61,584)	(2,519)
Net Increase (Decrease)—Admiral Shares	5,792	246	37,881	1,477
Institutional Shares
Issued[1]	5,941	204	329,774	10,870
Issued in Lieu of Cash Distributions	14,392	505	24,989	828
Redeemed	(213,233)	(7,470)	(55,578)	(1,824)
Net Increase (Decrease)—Institutional Shares	(192,900)	(6,761)	299,185	9,874

1 Includes purchase fees for fiscal 2019 and 2018 of $360,000 and $3,520,000, respectively (fund totals).

H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund

Sector Diversification

As of February 28, 2019

Government Mortgage-Backed	100.0%

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Mortgage-Backed Securities Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.8%)
Conventional Mortgage-Backed Securities (99.7%)
1,2	Fannie Mae Pool	2.000%	11/1/27–11/1/31	14,661	14,117
1,2,3	Fannie Mae Pool	2.500%	11/1/26–10/1/46	217,864	213,716
1,2,3	Fannie Mae Pool	3.000%	11/1/25–3/1/49	800,127	788,638
1,2	Fannie Mae Pool	3.500%	12/1/20–3/1/49	1,061,500	1,066,064
1,2,3	Fannie Mae Pool	4.000%	3/1/19–4/1/49	985,798	1,007,774
1,2,3	Fannie Mae Pool	4.500%	5/1/19–4/1/49	418,270	434,681
1,2,3	Fannie Mae Pool	5.000%	11/1/19–3/1/49	117,246	123,862
1,2	Fannie Mae Pool	5.500%	3/1/20–2/1/42	57,798	62,061
1,2	Fannie Mae Pool	6.000%	12/1/20–5/1/41	37,715	40,791
1,2	Fannie Mae Pool	6.500%	10/1/21–10/1/39	9,544	10,277
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	541	616
1,2	Fannie Mae Pool	7.500%	11/1/22	3	3
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	7,814	7,500
1,2	Freddie Mac Gold Pool	2.500%	8/1/22–10/1/46	159,898	157,126
1,2	Freddie Mac Gold Pool	3.000%	1/1/26–4/1/49	570,131	562,440
1,2	Freddie Mac Gold Pool	3.500%	9/1/25–3/1/49	704,782	708,228
1,2,3	Freddie Mac Gold Pool	4.000%	5/1/19–3/1/49	600,769	614,525
1,2,3	Freddie Mac Gold Pool	4.500%	5/1/19–4/1/49	259,194	269,547
1,2,3	Freddie Mac Gold Pool	5.000%	5/1/19–3/1/49	73,180	77,437
1,2	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	36,540	39,399
1,2	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	20,422	22,308
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	4,755	5,127
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	227	256
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	28,677	28,380
1,3	Ginnie Mae I Pool	3.500%	2/15/26–3/1/49	31,682	32,042
1,3	Ginnie Mae I Pool	4.000%	7/15/24–3/1/49	44,319	45,675
1,3	Ginnie Mae I Pool	4.500%	8/15/33–3/1/48	46,387	48,575
1	Ginnie Mae I Pool	5.000%	5/15/20–4/15/41	26,451	27,946
1	Ginnie Mae I Pool	5.500%	10/15/32–3/15/40	8,557	9,148
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,290	3,545
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	142	155
1	Ginnie Mae I Pool	7.000%	10/15/27	4	4
1	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	31,443	30,357
1,3	Ginnie Mae II Pool	3.000%	10/20/26–3/1/49	542,864	537,708
1,3	Ginnie Mae II Pool	3.500%	12/20/25–4/1/49	924,646	935,218
1,3	Ginnie Mae II Pool	4.000%	9/20/25–3/1/49	618,845	637,640
1,3	Ginnie Mae II Pool	4.500%	2/20/39–4/1/49	345,936	359,429
1,3	Ginnie Mae II Pool	5.000%	6/20/33–3/1/49	125,967	131,634

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Ginnie Mae II Pool	5.500%	11/20/33–1/20/49	16,895	17,877
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	6,268	6,694
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	681	759
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	73	85
					9,079,364
Nonconventional Mortgage-Backed Securities (0.1%)
1,2	Fannie Mae Pool	2.130%	3/1/43	439	436
1,2	Fannie Mae Pool	2.178%	6/1/43	235	234
1,2	Fannie Mae Pool	2.271%	7/1/43	755	739
1,2	Fannie Mae Pool	2.389%	10/1/42	235	234
1,2	Fannie Mae Pool	3.364%	8/1/42	107	106
1,2	Fannie Mae Pool	3.490%	4/1/41	36	36
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.804%	12/1/41	66	68
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.310%	4.011%	9/1/37	24	24
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	3	3
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.667%	4.423%	10/1/37	74	76
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.440%	9/1/42	308	320
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.525%	10/1/39	16	16
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.654%	12/1/40	101	106
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.735%	4.571%	11/1/39	17	18
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.773%	4.436%	5/1/42	26	27
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.801%	4.463%	3/1/42	60	64
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.680%	11/1/41	56	60
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.685%	10/1/40	7	7
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.810%	12/1/40	6	6
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.648%	11/1/41	16	17
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.803%	1/1/42	134	141
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.320%	5/1/41	33	34
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.689%	12/1/41	65	69
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.690%	11/1/40	5	5
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.391%	3/1/41	102	107
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.565%	9/1/40	110	116
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.670%	12/1/39	123	128
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.821%	4.595%	2/1/41	3	3
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.859%	1/1/40	2	2
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.871%	4.221%	5/1/40	2	2
1,2,4	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.284%	4/1/37	5	5
1,2,4	Fannie Mae Pool, 6M USD LIBOR + 1.640%	4.409%	8/1/39	38	39
1,2,4	Fannie Mae Pool, 6M USD LIBOR + 1.716%	4.011%	5/1/42	58	61
1,2,4	Fannie Mae Pool, 6M USD LIBOR + 1.854%	4.575%	2/1/42	114	122
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.640%	4.259%	11/1/43	203	209
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.660%	4.485%	10/1/37	9	9
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.695%	4.239%	2/1/37	11	11
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.745%	4.739%	12/1/40	22	23
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.840%	4.590%	6/1/37	23	25
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.860%	4.818%	2/1/42	22	23
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.869%	4.705%	12/1/39	12	12

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.880%	4.433%	5/1/40	1	1
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.880%	4.470%	6/1/40	22	23
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.880%	4.544%	6/1/41	49	51
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.894%	4.640%	9/1/40	37	39
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.900%	4.515%	6/1/40	29	30
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.910%	3.910%	2/1/41	3	4
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.910%	3.963%	2/1/41	94	99
1,2,4	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 2.085%	4.085%	3/1/38	5	6
1,4	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.375%	1/20/41–2/20/41	368	382
1,4	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	4/20/41	5	5
1,4	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	7/20/41–8/20/41	94	96
1,4	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.125%	11/20/40–12/20/42	369	379
1,4	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.125%	5/20/41	4	4
1,4	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.625%	11/20/40	7	8
					4,870
Total U.S. Government and Agency Obligations (Cost $9,193,721)					9,084,234

		Shares
Temporary Cash Investment (3.7%)
Money Market Fund (3.7%)
5 Vanguard Market Liquidity Fund
(Cost $336,286)	2.563%	3,362,771	336,310
Total Investments (103.5%) (Cost $9,530,007)			9,420,544
Other Assets and Liabilities (-3.5%)
Other Assets			458,944
Liabilities			(773,707)
			(314,763)
Net Assets (100%)			9,105,781

Mortgage-Backed Securities Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	9,084,234
Affiliated Issuers	336,310
Total Investments in Securities	9,420,544
Investment in Vanguard	455
Receivables for Investment Securities Sold	422,511
Receivables for Accrued Income	28,811
Receivables for Capital Shares Issued	6,299
Other Assets	868
Total Assets	9,879,488
Liabilities
Payables for Investment Securities Purchased	770,782
Payables for Capital Shares Redeemed	865
Payables for Distributions	731
Payables to Vanguard	747
Other Liabilities	582
Total Liabilities	773,707
Net Assets	9,105,781

At February 28, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	9,215,108
Total Distributable Earnings (Loss)	(109,327)
Net Assets	9,105,781

ETF Shares—Net Assets
Applicable to 159,785,345 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,262,991
Net Asset Value Per Share—ETF Shares	$51.71

Mortgage-Backed Securities Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 36,619,765 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	755,998
Net Asset Value Per Share—Admiral Shares	$20.64

Institutional Shares—Net Assets
Applicable to 3,102,539 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	86,792
Net Asset Value Per Share—Institutional Shares	$27.97

•      See Note A in Notes to Financial Statements.

1   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3   Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.

4   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

LIBOR—London Inter-bank Offered Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest[1]	129,947
Total Income	129,947
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative—ETF Shares	1,927
Management and Administrative—Admiral Shares	205
Management and Administrative—Institutional Shares	17
Marketing and Distribution—ETF Shares	221
Marketing and Distribution—Admiral Shares	26
Marketing and Distribution—Institutional Shares	1
Custodian Fees	54
Shareholders’ Reports—ETF Shares	255
Shareholders’ Reports—Admiral Shares	13
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,849
Net Investment Income	127,098
Realized Net Gain (Loss) on Investment Securities Sold[1]	(3,896)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	56,959
Net Increase (Decrease) in Net Assets Resulting from Operations	180,161

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,141,000, $12,000, and ($140,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	127,098	152,257
Realized Net Gain (Loss)	(3,896)	(12,797)
Change in Unrealized Appreciation (Depreciation)	56,959	(161,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	180,161	(22,215)
Distributions
Net Investment Income
ETF Shares	(110,669)	(127,410)
Admiral Shares	(11,266)	(15,137)
Institutional Shares	(1,196)	(1,461)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(123,131)	(144,008)
Capital Share Transactions
ETF Shares	1,018,876	3,087,309
Admiral Shares	25,285	216,671
Institutional Shares	16,407	19,589
Net Increase (Decrease) from Capital Share Transactions	1,060,568	3,323,569
Total Increase (Decrease)	1,117,598	3,157,346
Net Assets
Beginning of Period	7,988,183	4,830,837
End of Period	9,105,781	7,988,183

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$51.38	$53.00	$53.79	$53.05	$52.65	$50.85
Investment Operations
Net Investment Income	.789 [1]	1.325 [1]	1.059 [1]	.967	.748	.887
Net Realized and Unrealized Gain (Loss) on Investments	.310	(1.683)	(.682)	.968	.554	1.741
Total from Investment Operations	1.099	(.358)	.377	1.935	1.302	2.628
Distributions
Dividends from Net Investment Income	(.769)	(1.262)	(1.004)	(.955)	(.741)	(.828)
Distributions from Realized Capital Gains	—	—	(.163)	(.240)	(.161)	—
Total Distributions	(.769)	(1.262)	(1.167)	(1.195)	(.902)	(.828)
Net Asset Value, End of Period	$51.71	$51.38	$53.00	$53.79	$53.05	$52.65

Total Return	2.17%	-0.67%	0.74%	3.70%	2.49%	5.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,263	$7,193	$4,252	$2,837	$1,451	$542
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.11%	2.56%	2.00%	1.85%	1.43%	1.72%
Portfolio Turnover Rate[2]	186%	279%	339%	380%	713%	514%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Includes 168%, 78%, 133%, 175%, 331%, and 294% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.51	$21.17	$21.49	$21.20	$21.05	$20.35
Investment Operations
Net Investment Income	.315 [1]	.528 [1]	.413 [1]	.388	.298	.356
Net Realized and Unrealized Gain (Loss) on Investments	.121	(.674)	(.258)	.387	.214	.699
Total from Investment Operations	.436	(.146)	.155	.775	.512	1.055
Distributions
Dividends from Net Investment Income	(.306)	(.514)	(.410)	(.389)	(.297)	(.355)
Distributions from Realized Capital Gains	—	—	(.065)	(.096)	(.065)	—
Total Distributions	(.306)	(.514)	(.475)	(.485)	(.362)	(.355)
Net Asset Value, End of Period	$20.64	$20.51	$21.17	$21.49	$21.20	$21.05

Total Return[2]	2.15%	-0.68%	0.76%	3.70%	2.44%	5.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$756	$725	$527	$554	$424	$305
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.11%	2.56%	2.00%	1.85%	1.43%	1.72%
Portfolio Turnover Rate[3]	186%	279%	339%	380%	713%	514%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

Signal Shares were renamed Admiral Shares in October 2013.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 168%, 78%, 133%, 175%, 331%, and 294% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Institutional Shares

	Six Months					Oct. 31,
	Ended					2013[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.79	$28.69	$29.12	$28.73	$28.52	$28.04
Investment Operations
Net Investment Income	.430 [2]	.721 [2]	.571 [2]	.532	.412	.390
Net Realized and Unrealized Gain (Loss)
on Investments	.167	(.920)	(.353)	.522	.295	.504
Total from Investment Operations	.597	(.199)	.218	1.054	.707	.894
Distributions
Dividends from Net Investment Income	(.417)	(.701)	(.560)	(.534)	(.410)	(.414)
Distributions from Realized Capital Gains	—	—	(.088)	(.130)	(.087)	—
Total Distributions	(.417)	(.701)	(.648)	(.664)	(.497)	(.414)
Net Asset Value, End of Period	$27.97	$27.79	$28.69	$29.12	$28.73	$28.52

Total Return	2.17%	-0.68%	0.79%	3.72%	2.49%	3.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$87	$70	$52	$47	$44	$109
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.07%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	3.13%	2.58%	2.02%	1.87%	1.46%	1.75%[3]
Portfolio Turnover Rate[4]	186%	279%	339%	380%	713%	514%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Recommencement of operations.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Includes 168%, 78%, 133%, 175%, 331%, and 294% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Notes to Financial Statements

Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At February 28, 2019, counterparties had deposited in segregated accounts securities with a value of $148,000 and cash with a value of $164,000 in connection with TBA transactions.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has

Mortgage-Backed Securities Index Fund

also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mortgage-Backed Securities Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $455,000, representing 0.00% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	9,084,234	—
Temporary Cash Investments	336,310	—	—
Total	336,310	9,084,234	—

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	9,530,007
Gross Unrealized Appreciation	29,512
Gross Unrealized Depreciation	(138,975)
Net Unrealized Appreciation (Depreciation)	(109,463)

Mortgage-Backed Securities Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $16,139,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $8,776,780,000 of investment securities and sold $7,707,709,000 of investment securities, other than temporary cash investments. Purchases and sales include $613,896,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,159,543	22,559	3,261,856	63,125
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(140,667)	(2,775)	(174,547)	(3,350)
Net Increase (Decrease)—ETF Shares	1,018,876	19,784	3,087,309	59,775
Admiral Shares
Issued	155,380	7,618	344,126	16,640
Issued in Lieu of Cash Distributions	6,320	309	8,268	400
Redeemed	(136,415)	(6,659)	(135,723)	(6,563)
Net Increase (Decrease)—Admiral Shares	25,285	1,268	216,671	10,477
Institutional Shares
Issued	20,887	751	21,125	754
Issued in Lieu of Cash Distributions	1,028	37	1,431	51
Redeemed	(5,508)	(199)	(2,967)	(105)
Net Increase (Decrease)—Institutional Shares	16,407	589	19,589	700

At February 28, 2019, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q16422 042019

Semiannual Report | February 28, 2019 Vanguard Total Corporate Bond ETF

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Total Corporate Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Corporate Bond ETF.

The accompanying table illustrates your fund’s costs in two ways:

•             Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•             Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019
Vanguard Total Corporate Bond Index Fund	Beginning Account Value 8/31/2018	Ending Account Value 2/28/2019	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,021.89	$0.35
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.45	0.35

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Total Corporate Bond ETF invests. The Total Corporate Bond ETF’s annualized expense figure for the period is 0.07%. The dollar amounts shown as “Expenses Paid” are equal to the average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most 12-month period (181/365).

2

Total Corporate Bond ETF

Underlying Vanguard Funds

As of February 28, 2019

Vanguard Short-Term Corporate Bond ETF	38.0%
Vanguard Long-Term Corporate Bond ETF	32.3
Vanguard Intermediate-Term Corporate Bond ETF	29.7

3

Total Corporate Bond ETF

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Short-Term Corporate Bond ETF	502,374	39,692
Vanguard Long-Term Corporate Bond ETF	383,908	33,734
Vanguard Intermediate-Term Corporate Bond ETF	363,767	30,935
Total Investment Companies (Cost $104,522)		104,361
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.563% (Cost $84)	842	84
Total Investments (100.1%) (Cost $104,606)		104,445
Other Assets and Liabilities (-0.1%)
Other Assets		477
Liabilities		(546)
		(69)
Net Assets (100%)
Applicable to 1,275,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		104,376
Net Asset Value Per Share		$81.86

		Amount
		($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Vanguard Funds		104,445
Receivables for Investment Securities Sold		477
Total Assets		104,922
Liabilities
Payables for Investment Securities Purchased		546
Total Liabilities		546
Net Assets		104,376

4

Total Corporate Bond ETF

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	104,603
Total Distributable Earnings (Loss)	(227)
Net Assets	104,376

•    See Note A in Notes to Financial Statements.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Total Corporate Bond ETF

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,362
Net Investment Income—Note B	1,362
Realized Net Gain (Loss) on Affiliated Funds Sold	(28)
Change in Unrealized Appreciation (Depreciation) of Affiliated Funds	1,217
Net Increase (Decrease) in Net Assets Resulting from Operations	2,551

See accompanying Notes, which are an integral part of the Financial Statements.

6

Total Corporate Bond ETF

Statement of Changes in Net Assets

		November 7,
	Six Months Ended	2017[1] to
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,362	1,089
Realized Net Gain (Loss)	(28)	(281)
Change in Unrealized Appreciation (Depreciation)	1,217	(1,378)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,551	(570)
Distributions
Net Investment Income	(1,378)	(1,073)
Realized Capital Gain	—	—
Total Distributions	(1,378)	(1,073)
Capital Share Transactions
Issued	48,130	81,134
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(24,418)
Net Increase (Decrease) from Capital Share Transactions	48,130	56,716
Total Increase (Decrease)	49,303	55,073
Net Assets
Beginning of Period	55,073	—
End of Period	104,376	55,073

1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Total Corporate Bond ETF

Financial Highlights

	Six Months	Nov. 7,
	Ended	2017[1] to
	Feb. 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$81.59	$85.00
Investment Operations
Net Investment Income[2]	1.395	2.081
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	0.351	(3.445)
Total from Investment Operations	1.746	(1.364)
Distributions
Dividends from Net Investment Income	(1.476)	(2.046)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.476)	(2.046)
Net Asset Value, End of Period	$81.86	$81.59

Total Return	2.19%	-1.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104	$55
Ratio of Total Expenses to Average Net Assets	—	—*
Acquired Fund Fees and Expenses	0.07%	0.07%*
Ratio of Net Investment Income to Average Net Assets	3.49%	3.10%*
Portfolio Turnover Rate[3]	9%	4%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

*     Annualized

1   Inception.

2   Calculated based on average shares outstanding.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, included ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Total Corporate Bond ETF

Notes to Financial Statements

Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in select Vanguard bond index ETFs. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended August 31, 2018, and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended February 28, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Total Corporate Bond ETF

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	104,606
Gross Unrealized Appreciation	1,237
Gross Unrealized Depreciation	(1,398)
Net Unrealized Appreciation (Depreciation)	(161)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $38,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Aug. 31,		Proceeds	Realized				Feb. 28,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost[1]	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	26	NA2	NA2	—	—	—	—	84
Vanguard Intermediate-Term Corporate Bond ETF	16,299	15,008	894	(18)	540	412	—	30,935
Vanguard Long-Term Corporate Bond ETF	17,511	17,179	1,219	4	259	541	—	33,734
Vanguard Short-Term Corporate Bond ETF	21,252	19,513	1,477	(14)	418	409	—	39,692
Total	55,088	51,700	3,590	(28)	1,217	1,362	—	104,445

1 Includes $48,119,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.

2 Not applicable—purchases and sales are for temporary cash investment purposes.

10

Total Corporate Bond ETF

F. Capital shares issued and redeemed were:

	Six Months Ended	November 7, 2017[1] to
	February 28, 2019	August 31, 2018
	Shares	Shares
	(000)	(000)
Issued	600	975
Redeemed	—	(300)
Net Increase (Decrease) in Shares Outstanding	600	675

1 Inception.

G. Subsequent to the report date, the fund was added to a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually. The facility includes the fund and certain other funds managed by The Vanguard Group (“Vanguard”); each fund is individually liable for its borrowings, if any, under the credit facility.

Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

11

This page intentionally left blank.

This page intentionally left blank.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q9852 042019

Semiannual Report | February 28, 2019 Vanguard Total World Bond ETF

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	12

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Total World Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using expense ratio and the acquired fund fees and expenses for Total World Bond ETF.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Period Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Bond ETF	9/4/2018	2/28/2019	Period
Based on Actual Fund Return	$1,000.00	$1,025.11	$0.29
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.96	0.29

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Total World Bond ETF invests from the fund’s September 4, 2018, inception through February 28, 2019. The fund’s annualized expense figure for the period is 0.06%. The dollar amounts shown as “Expenses Paid” are equal to the average weighted expense ratio for the underlying funds multiplied by the average account value over the period from inception through February 28, 2019, multiplied by the number of days in that period, then divided by the number of days in the most 12-month period (177/365).

2

Total World Bond ETF

Underlying Vanguard Funds

As of February 28, 2019

Vanguard Total Bond Market ETF	47.5%
Vanguard Total International Bond ETF	52.5

3

Total World Bond ETF

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Fund (47.5%)
Vanguard Total Bond Market ETF	595,146	47,505

International Bond Fund (52.5%)
Vanguard Total International Bond ETF	956,721	52,476
Total Investment Companies (Cost $99,093)		99,981
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.563% (Cost $46)	459	46
Total Investments (100.0%) (Cost $99,139)		100,027
Net Assets (100%)
Applicable to 1,325,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		100,027
Net Asset Value Per Share		$75.49

		Amount
		($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds		100,027
Total Assets		100,027
Liabilities
Total Liabilities		—
Net Assets		100,027

4

Total World Bond ETF

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	99,145
Total Distributable Earnings (Loss)	882
Net Assets	100,027

•    See Note A in Notes to Financial Statements.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Total World Bond ETF

Statement of Operations

September 4, 2018[1] to
February 28, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,224
Net Investment Income—Note B	1,224
Realized Net Gain (Loss) on Affiliated Funds Sold	(6)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	888
Net Increase (Decrease) in Net Assets Resulting from Operations	2,106

1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

6

Total World Bond ETF

Statement of Changes in Net Assets

September 4, 2018[1] to
February 28, 2019
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,224
Realized Net Gain (Loss)	(6)
Change in Unrealized Appreciation (Depreciation)	888
Net Increase (Decrease) in Net Assets Resulting from Operations	2,106
Distributions
Net Investment Income	(1,224)
Realized Capital Gain	—
Total Distributions	(1,224)
Capital Share Transactions
Issued	99,145
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	99,145
Total Increase (Decrease)	100,027
Net Assets
Beginning of Period	—
End of Period	100,027

1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Total World Bond ETF

Financial Highlights

September 4, 2018[1] to
For a Share Outstanding Throughout the Period	February 28, 2019
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	1.638
Net Realized and Unrealized Gain (Loss) on Investments	.222
Total from Investment Operations	1.860
Distributions
Dividends from Net Investment Income	(1.370)
Distributions from Realized Capital Gains	—
Total Distributions	(1.370)
Net Asset Value, End of Period	$75.49

Total Return	2.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$100
Ratio of Total Expenses to Average Net Assets	—*
Acquired Fund Fees and Expenses	0.06%*
Ratio of Net Investment Income to Average Net Assets	4.53%*
Portfolio Turnover Rate[3]	9%*

*     Annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Total World Bond ETF

Notes to Financial Statements

Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in select Vanguard bond index ETFs. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available on vanguard.com.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended February 28, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

9

Total World Bond ETF

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.      As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	99,139
Gross Unrealized Appreciation	927
Gross Unrealized Depreciation	(39)
Net Unrealized Appreciation (Depreciation)	888

E.      Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sep. 4,		Proceeds	Realized				Feb. 28,
	2018[1]		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost[2]	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA3	NA3	—	—	—	—	46
Vanguard Total Bond Market ETF	—	48,107	1,276	(3)	677	335	—	47,505
Vanguard Total International Bond ETF	—	53,571	1,303	(3)	211	889	—	52,476
Total	—	101,678	2,579	(6)	888	1,224	—	100,027

1   Inception.

2   Includes $99,130,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.

3   Not applicable—purchases and sales are for temporary cash investment purposes.

10

Total World Bond ETF

F.       Capital shares issued and redeemed were:

September 4, 2018[1] to
February 28, 2019
Shares
(000)
Issued	1,325
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	1,325

1 Inception.

G.     Subsequent to the report date, the fund was added to a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually. The facility includes the fund and certain other funds managed by The Vanguard Group (“Vanguard”); each fund is individually liable for its borrowings, if any, under the credit facility.

Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

11

Trustees Approve Advisory Arrangement

Effective September 2018, the board of Vanguard Scottsdale Funds approved the launch of Vanguard Total World Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s acquired fund fees and expenses will be well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund will invest has advisory expenses well below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

12

This page intentionally left blank.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® >  vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q30612 042019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	48,096	78,869
	Home Depot Inc.	136,171	25,211
	Comcast Corp. Class A	539,416	20,859
	Walt Disney Co.	176,557	19,923
*	Netflix Inc.	49,251	17,637
	McDonald’s Corp.	91,851	16,886
	Walmart Inc.	168,898	16,719
	NIKE Inc. Class B	147,892	12,679
	Costco Wholesale Corp.	51,610	11,289
	Lowe’s Cos. Inc.	96,175	10,107
	Starbucks Corp.	142,959	10,044
*	Booking Holdings Inc.	5,599	9,502
	TJX Cos. Inc.	145,445	7,460
*	Charter Communications Inc. Class A	20,520	7,078
	Twenty-First Century Fox Inc. Class A	124,844	6,296
	General Motors Co.	153,674	6,067
*	Tesla Inc.	16,196	5,181
	Target Corp.	61,443	4,463
	Marriott International Inc. Class A	33,033	4,138
	Ross Stores Inc.	42,722	4,051
	Ford Motor Co.	458,550	4,021
	eBay Inc.	106,546	3,958
	Estee Lauder Cos. Inc. Class A	25,059	3,933
	Dollar General Corp.	30,971	3,669
*	O’Reilly Automotive Inc.	9,320	3,467
	Yum! Brands Inc.	36,365	3,437
	VF Corp.	37,698	3,293
	Twenty-First Century Fox Inc.	58,214	2,920
*	AutoZone Inc.	2,993	2,810
	Hilton Worldwide Holdings Inc.	33,010	2,743
	Carnival Corp.	46,600	2,692
*	Dollar Tree Inc.	27,786	2,677
	Las Vegas Sands Corp.	42,358	2,602
	Aptiv plc	30,604	2,544
	Royal Caribbean Cruises Ltd.	19,143	2,268
*	Ulta Beauty Inc.	6,794	2,123
	Omnicom Group Inc.	26,342	1,994
	CBS Corp. Class B	39,137	1,965
	Genuine Parts Co.	16,985	1,848
	Best Buy Co. Inc.	26,820	1,846
	Yum China Holdings Inc.	44,207	1,844
*	Chipotle Mexican Grill Inc. Class A	2,891	1,756
*	Lululemon Athletica Inc.	11,585	1,743
	Expedia Group Inc.	13,982	1,724
	Darden Restaurants Inc.	14,742	1,653
	MGM Resorts International	59,684	1,597
	DR Horton Inc.	41,001	1,595
	Lennar Corp. Class A	32,597	1,564
	Wynn Resorts Ltd.	12,259	1,551
*	Norwegian Cruise Line Holdings Ltd.	25,910	1,439
	Tiffany & Co.	14,791	1,406
	Tractor Supply Co.	14,560	1,388
	Advance Auto Parts Inc.	8,454	1,368
*	Burlington Stores Inc.	7,953	1,350
	Kohl’s Corp.	19,853	1,341
*	CarMax Inc.	21,298	1,323
	Tapestry Inc.	34,230	1,196
	Domino’s Pizza Inc.	4,695	1,178
	Hasbro Inc.	13,763	1,168
	Sirius XM Holdings Inc.	195,597	1,160
	Garmin Ltd.	13,729	1,153

1

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Wayfair Inc.	6,888	1,141
	Viacom Inc. Class B	38,139	1,114
	Nielsen Holdings plc	42,476	1,113
	Lear Corp.	7,304	1,111
	Interpublic Group of Cos. Inc.	46,154	1,063
*	LKQ Corp.	37,738	1,045
*	Henry Schein Inc.	17,410	1,032
*	Mohawk Industries Inc.	7,577	1,031
	BorgWarner Inc.	24,933	1,013
*	Liberty Broadband Corp.	11,189	1,001
	Vail Resorts Inc.	4,767	993
*,^	Discovery Communications Inc. Class A	34,034	984
	Whirlpool Corp.	6,942	982
	PVH Corp.	8,366	961
*	Live Nation Entertainment Inc.	16,680	943
*	Qurate Retail Group Inc. QVC Group Class A	51,079	920
	Macy’s Inc.	36,493	905
*	NVR Inc.	344	901
	Aramark	29,579	896
*	WABCO Holdings Inc.	6,412	882
*	DISH Network Corp. Class A	26,677	867
	Service Corp. International	20,767	859
*	Bright Horizons Family Solutions Inc.	6,871	852
	Newell Brands Inc.	52,381	850
	Ralph Lauren Corp. Class A	6,766	847
	PulteGroup Inc.	30,885	834
	Fortune Brands Home & Security Inc.	17,151	808
*	Capri Holdings Ltd.	17,309	789
*	Liberty Media Corp-Liberty SiriusXM Class C	19,075	786
	Pool Corp.	4,827	770
	Foot Locker Inc.	12,894	767
	KAR Auction Services Inc.	16,267	767
	Harley-Davidson Inc.	20,392	757
*	ServiceMaster Global Holdings Inc.	16,558	748
	Hanesbrands Inc.	39,931	742
	L Brands Inc.	27,992	732
	Dunkin’ Brands Group Inc.	10,108	722
	Leggett & Platt Inc.	15,816	718
*	Liberty Media Corp-Liberty Formula One	21,884	681
*	TripAdvisor Inc.	12,760	678
	Nordstrom Inc.	14,267	675
	Gentex Corp.	32,753	666
	Gap Inc.	26,177	665
*	Madison Square Garden Co. Class A	2,283	658
*	GCI Liberty Inc. Class A	12,227	655
^	Coty Inc. Class A	57,633	634
	Wyndham Hotels & Resorts Inc.	12,027	632
*	Caesars Entertainment Corp.	72,077	621
*	Mattel Inc.	42,601	614
	H&R Block Inc.	25,219	609
	Toll Brothers Inc.	17,098	609
*	Discovery Communications Inc.	22,325	608
	Brunswick Corp.	10,977	579
*	Skechers U.S.A. Inc. Class A	17,035	573
*	Grand Canyon Education Inc.	4,883	565
*	Under Armour Inc. Class A	24,552	554
	News Corp. Class A	41,737	543
*	2U Inc.	7,083	522
	Polaris Industries Inc.	6,085	519
	Williams-Sonoma Inc.	8,774	510
	Cinemark Holdings Inc.	13,465	507
	Tribune Media Co. Class A	10,632	492
	Goodyear Tire & Rubber Co.	24,738	489
	Six Flags Entertainment Corp.	8,774	489

2

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Carter’s Inc.	4,925	480
	Wendy’s Co.	24,033	416
*	Liberty Media Corp-Liberty SiriusXM Class A	9,934	406
*	Under Armour Inc. Class C	20,193	405
	Thor Industries Inc.	6,237	403
	Cable One Inc.	414	393
*	Hilton Grand Vacations Inc.	12,310	391
	Columbia Sportswear Co.	3,790	390
	Hyatt Hotels Corp. Class A	5,339	389
	Graham Holdings Co. Class B	541	370
	Dick’s Sporting Goods Inc.	9,368	366
*	AMC Networks Inc. Class A	5,462	359
	Choice Hotels International Inc.	4,409	352
	AMERCO	913	351
*	Liberty Broadband Corp. Class A	3,881	347
*	Tempur Sealy International Inc.	5,889	343
*	Visteon Corp.	3,808	326
	Extended Stay America Inc.	17,747	324
*	Floor & Decor Holdings Inc. Class A	8,668	322
*	frontdoor Inc.	9,181	294
*	Urban Outfitters Inc.	9,392	290
*	AutoNation Inc.	7,318	258
	International Game Technology plc	13,764	237
	Adient plc	12,209	237
	Lions Gate Entertainment Corp. Class B	15,457	227
	News Corp. Class B	16,049	214
	Penske Automotive Group Inc.	4,767	212
	John Wiley & Sons Inc. Class A	3,998	207
*	Michaels Cos. Inc.	14,539	206
	Viacom Inc. Class A	5,594	191
*	Garrett Motion Inc.	11,078	185
	Lennar Corp. Class B	4,780	184
*	Liberty Media Corp-Liberty Formula One Class A	3,976	122
	Lions Gate Entertainment Corp. Class A	3,481	54
			441,610
Consumer Staples (5.9%)
	Procter & Gamble Co.	295,596	29,131
	Coca-Cola Co.	454,217	20,594
	PepsiCo Inc.	167,794	19,404
	Philip Morris International Inc.	183,887	15,987
	Altria Group Inc.	224,212	11,751
	CVS Health Corp.	151,701	8,773
	Mondelez International Inc. Class A	168,637	7,953
	Walgreens Boots Alliance Inc.	95,255	6,781
	Colgate-Palmolive Co.	100,228	6,602
	Kimberly-Clark Corp.	40,889	4,777
	Sysco Corp.	56,039	3,785
	General Mills Inc.	70,036	3,301
	Constellation Brands Inc. Class A	18,460	3,123
*	Monster Beverage Corp.	47,236	3,015
	Archer-Daniels-Midland Co.	65,705	2,792
	Kroger Co.	93,470	2,741
	Clorox Co.	15,161	2,396
	Kraft Heinz Co.	70,954	2,355
	Tyson Foods Inc. Class A	34,479	2,126
	McCormick & Co. Inc.	14,150	1,924
	Church & Dwight Co. Inc.	28,790	1,894
	Hershey Co.	16,594	1,837
	Kellogg Co.	29,051	1,634
	Brown-Forman Corp. Class B	30,748	1,522
	Hormel Foods Corp.	32,156	1,394
	JM Smucker Co.	13,136	1,391
	Conagra Brands Inc.	55,506	1,297
	Molson Coors Brewing Co. Class B	20,716	1,277

3

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Lamb Weston Holdings Inc.	17,438	1,209
*	US Foods Holding Corp.	25,789	909
	Bunge Ltd.	16,807	892
*	Post Holdings Inc.	7,989	814
	Ingredion Inc.	8,518	788
*	Campbell Soup Co.	21,560	777
*	Herbalife Nutrition Ltd.	12,997	729
	Casey’s General Stores Inc.	4,095	552
	Keurig Dr Pepper Inc.	21,720	546
	Flowers Foods Inc.	22,629	463
*	TreeHouse Foods Inc.	6,780	411
	Brown-Forman Corp. Class A	7,877	388
	Nu Skin Enterprises Inc. Class A	6,025	362
*	Sprouts Farmers Market Inc.	15,422	360
	Energizer Holdings Inc.	7,369	338
	Spectrum Brands Holdings Inc.	5,516	299
*	Hain Celestial Group Inc.	13,267	261
	Seaboard Corp.	39	152
*	Pilgrim’s Pride Corp.	3,229	64
			181,871
Energy (5.2%)
	Exxon Mobil Corp.	501,714	39,650
	Chevron Corp.	225,514	26,967
	ConocoPhillips	135,447	9,190
	Schlumberger Ltd.	162,000	7,138
	EOG Resources Inc.	67,628	6,357
	Occidental Petroleum Corp.	88,845	5,877
	Marathon Petroleum Corp.	78,813	4,887
	Phillips 66	49,378	4,758
	Kinder Morgan Inc.	223,341	4,279
	Valero Energy Corp.	49,851	4,066
	Williams Cos. Inc.	143,069	3,818
	Halliburton Co.	102,768	3,154
	ONEOK Inc.	48,355	3,107
	Pioneer Natural Resources Co.	19,986	2,817
	Anadarko Petroleum Corp.	58,766	2,556
	Concho Resources Inc.	22,934	2,523
	Diamondback Energy Inc.	18,408	1,895
	Hess Corp.	31,584	1,827
*	Cheniere Energy Inc.	26,821	1,729
	Devon Energy Corp.	52,898	1,561
	Baker Hughes a GE Co. Class A	58,901	1,554
	Marathon Oil Corp.	93,004	1,544
	Apache Corp.	45,215	1,500
	Cabot Oil & Gas Corp.	51,890	1,278
	Noble Energy Inc.	56,930	1,261
	National Oilwell Varco Inc.	43,373	1,221
	Targa Resources Corp.	26,376	1,061
	HollyFrontier Corp.	18,392	942
	Cimarex Energy Co.	11,748	845
	Helmerich & Payne Inc.	12,938	701
*	WPX Energy Inc.	49,060	605
*	Parsley Energy Inc. Class A	32,582	591
	Murphy Oil Corp.	20,373	589
	EQT Corp.	32,383	587
*	First Solar Inc.	10,164	534
*	Transocean Ltd.	64,212	525
*	Continental Resources Inc.	10,635	474
	Equitrans Midstream Corp.	26,119	461
	Valvoline Inc.	23,727	446
	PBF Energy Inc. Class A	13,602	423
	Patterson-UTI Energy Inc.	27,623	366
*,^	Chesapeake Energy Corp.	123,103	364
*	Apergy Corp.	7,994	336

4

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Range Resources Corp.	26,302	281
*	Whiting Petroleum Corp.	11,297	275
*	CNX Resources Corp.	25,918	275
*	Antero Resources Corp.	30,134	261
*	QEP Resources Inc.	32,706	254
	SM Energy Co.	14,434	236
	Arcosa Inc.	6,839	229
*	Kosmos Energy Ltd.	33,526	215
*	Centennial Resource Development Inc. Class A	22,988	208
	Nabors Industries Ltd.	51,252	166
*	Weatherford International plc	198,862	128
	RPC Inc.	9,124	98
*	Extraction Oil & Gas Inc.	5,030	21
			159,011
Financial Services (20.5%)
*	Berkshire Hathaway Inc. Class B	229,932	46,285
	JPMorgan Chase & Co.	393,391	41,054
	Bank of America Corp.	1,084,473	31,536
	Visa Inc. Class A	208,611	30,899
	Wells Fargo & Co.	503,622	25,126
	Mastercard Inc. Class A	108,623	24,415
	Citigroup Inc.	289,127	18,498
*	PayPal Holdings Inc.	140,165	13,746
	US Bancorp	180,831	9,347
	American Tower Corp.	52,164	9,189
	American Express Co.	84,158	9,067
	Goldman Sachs Group Inc.	41,074	8,079
	CME Group Inc.	42,052	7,650
	Chubb Ltd.	54,606	7,312
	PNC Financial Services Group Inc.	55,124	6,947
	Simon Property Group Inc.	36,584	6,628
	Charles Schwab Corp.	141,637	6,517
	BlackRock Inc.	14,277	6,328
	Morgan Stanley	142,502	5,982
	S&P Global Inc.	29,770	5,965
	Crown Castle International Corp.	49,169	5,839
	Bank of New York Mellon Corp.	108,292	5,683
	Marsh & McLennan Cos. Inc.	60,309	5,610
	Prologis Inc.	73,915	5,178
	Intercontinental Exchange Inc.	66,656	5,142
	Progressive Corp.	68,540	4,997
	Aon plc	28,584	4,903
	Capital One Financial Corp.	55,956	4,677
	BB&T Corp.	91,518	4,665
	Prudential Financial Inc.	48,311	4,631
	American International Group Inc.	104,502	4,514
	Aflac Inc.	91,469	4,495
	MetLife Inc.	99,317	4,488
	Fidelity National Information Services Inc.	38,704	4,186
	Travelers Cos. Inc.	31,362	4,168
	Equinix Inc.	9,445	4,000
*	Fiserv Inc.	46,745	3,959
	Allstate Corp.	41,042	3,874
	Public Storage	17,743	3,752
	SunTrust Banks Inc.	52,519	3,407
*	Moody’s Corp.	19,632	3,399
*	Worldpay Inc. Class A	35,236	3,376
	Welltower Inc.	43,787	3,254
	AvalonBay Communities Inc.	16,481	3,208
	State Street Corp.	44,276	3,182
	Equity Residential	42,710	3,147
	Synchrony Financial	88,110	2,873
	M&T Bank Corp.	16,523	2,859
	T. Rowe Price Group Inc.	27,904	2,802

5

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Square Inc.	33,857	2,751
	Digital Realty Trust Inc.	24,276	2,746
	Discover Financial Services	37,947	2,717
	Willis Towers Watson plc	15,376	2,645
	Ventas Inc.	41,929	2,631
	Realty Income Corp.	35,520	2,457
	Global Payments Inc.	18,826	2,455
*	SBA Communications Corp. Class A	13,503	2,438
*	FleetCor Technologies Inc.	10,403	2,427
	Boston Properties Inc.	18,243	2,421
	Weyerhaeuser Co.	89,539	2,229
	Ameriprise Financial Inc.	16,790	2,210
	KeyCorp	124,739	2,203
	Essex Property Trust Inc.	7,817	2,187
	Northern Trust Corp.	23,451	2,186
	Fifth Third Bancorp	76,052	2,098
	Citizens Financial Group Inc.	56,608	2,091
	Hartford Financial Services Group Inc.	42,171	2,082
	Total System Services Inc.	21,358	2,016
	First Republic Bank	18,985	1,993
	Regions Financial Corp.	117,981	1,935
	MSCI Inc. Class A	10,389	1,919
*	CBRE Group Inc. Class A	37,932	1,887
	TD Ameritrade Holding Corp.	33,276	1,874
	Principal Financial Group Inc.	33,708	1,774
	Huntington Bancshares Inc.	120,667	1,739
	HCP Inc.	55,957	1,722
	Arthur J Gallagher & Co.	21,399	1,718
	Annaly Capital Management Inc.	166,638	1,688
	Host Hotels & Resorts Inc.	85,103	1,669
	Alexandria Real Estate Equities Inc.	12,047	1,637
*	Markel Corp.	1,620	1,628
*	First Data Corp. Class A	64,519	1,622
	Comerica Inc.	18,378	1,601
	Cincinnati Financial Corp.	18,346	1,593
	Loews Corp.	32,988	1,571
	Equifax Inc.	14,283	1,564
*	SVB Financial Group	6,325	1,563
	E*TRADE Financial Corp.	31,045	1,521
*	Arch Capital Group Ltd.	46,241	1,511
	Lincoln National Corp.	23,762	1,486
	Mid-America Apartment Communities Inc.	13,649	1,414
	Broadridge Financial Solutions Inc.	13,863	1,404
	TransUnion	21,741	1,404
	UDR Inc.	31,507	1,400
	Extra Space Storage Inc.	14,495	1,391
	WP Carey Inc.	18,703	1,382
	Raymond James Financial Inc.	15,653	1,293
	Cboe Global Markets Inc.	13,387	1,284
	Nasdaq Inc.	13,874	1,270
	Vornado Realty Trust	18,778	1,264
	Ally Financial Inc.	46,006	1,246
	Jack Henry & Associates Inc.	9,225	1,223
	Franklin Resources Inc.	37,109	1,210
	Iron Mountain Inc.	33,805	1,197
	Regency Centers Corp.	18,260	1,191
	Zions Bancorp NA	23,276	1,189
	Duke Realty Corp.	39,012	1,154
	Sun Communities Inc.	9,894	1,124
	AGNC Investment Corp.	63,048	1,113
	Reinsurance Group of America Inc. Class A	7,700	1,113
	Equity LifeStyle Properties Inc.	10,200	1,108
	Fidelity National Financial Inc.	31,528	1,106
	Everest Re Group Ltd.	4,832	1,093

6

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Federal Realty Investment Trust	8,047	1,075
	MarketAxess Holdings Inc.	4,403	1,074
	Alleghany Corp.	1,652	1,062
	Camden Property Trust	10,683	1,048
	FactSet Research Systems Inc.	4,335	1,019
	Alliance Data Systems Corp.	5,844	1,011
	National Retail Properties Inc.	18,779	978
	Voya Financial Inc.	19,215	972
	Western Union Co.	54,300	970
	WR Berkley Corp.	11,554	967
	East West Bancorp Inc.	17,648	964
	Torchmark Corp.	11,578	956
	Invesco Ltd.	49,183	952
	Unum Group	25,278	944
	VEREIT Inc.	116,283	927
	Jones Lang LaSalle Inc.	5,472	904
*	Apartment Investment & Management Co.	18,414	901
	VICI Properties Inc.	41,704	889
	Signature Bank	6,511	884
*	WEX Inc.	4,959	883
	Gaming and Leisure Properties Inc.	24,113	877
*	Fair Isaac Corp.	3,507	869
	Kilroy Realty Corp.	11,753	866
	Kimco Realty Corp.	48,874	860
*	Athene Holding Ltd. Class A	19,297	860
	Omega Healthcare Investors Inc.	23,921	859
	Liberty Property Trust	17,988	851
	Invitation Homes Inc.	36,144	831
	Brown & Brown Inc.	27,669	820
	LPL Financial Holdings Inc.	10,761	811
	Medical Properties Trust Inc.	44,380	809
*	Euronet Worldwide Inc.	5,952	799
	SL Green Realty Corp.	8,802	799
	New Residential Investment Corp.	47,974	793
	Lamar Advertising Co. Class A	10,198	791
	American Financial Group Inc.	7,741	771
	Park Hotels & Resorts Inc.	24,326	760
	American Campus Communities Inc.	16,646	750
	Synovus Financial Corp.	18,831	747
	SEI Investments Co.	14,072	742
	Cullen/Frost Bankers Inc.	6,918	717
	Macerich Co.	16,444	717
	Old Republic International Corp.	33,958	708
	Starwood Property Trust Inc.	31,439	705
	CIT Group Inc.	13,778	702
	CubeSmart	22,723	696
	American Homes 4 Rent Class A	31,472	687
	First American Financial Corp.	13,306	676
	RenaissanceRe Holdings Ltd.	4,575	673
	EPR Properties	9,028	663
	Assurant Inc.	6,403	659
	STORE Capital Corp.	20,111	653
	Brixmor Property Group Inc.	36,901	644
	Commerce Bancshares Inc.	10,226	644
	Hudson Pacific Properties Inc.	19,277	640
	Webster Financial Corp.	11,149	640
	Jefferies Financial Group Inc.	31,498	638
	CyrusOne Inc.	12,680	632
	New York Community Bancorp Inc.	49,787	623
	First Horizon National Corp.	39,481	617
	Healthcare Trust of America Inc. Class A	21,516	613
*	Credit Acceptance Corp.	1,392	612
	People’s United Financial Inc.	34,443	612
	Popular Inc.	10,751	606

7

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Prosperity Bancshares Inc.	8,053	600
	Eaton Vance Corp.	14,248	596
	Douglas Emmett Inc.	15,394	594
	Axis Capital Holdings Ltd.	10,228	584
	Affiliated Managers Group Inc.	5,280	579
*	SLM Corp.	51,704	571
	Life Storage Inc.	5,765	563
	Sterling Bancorp	27,465	558
	Wyndham Destinations Inc.	12,391	558
	Hanover Insurance Group Inc.	4,673	555
	Hospitality Properties Trust	20,453	554
	Assured Guaranty Ltd.	13,148	549
	Lazard Ltd. Class A	14,583	546
*,^	Zillow Group Inc.	12,833	536
	Erie Indemnity Co. Class A	2,988	533
	JBG SMITH Properties	13,048	526
	Bank OZK	15,583	511
	Wintrust Financial Corp.	6,898	508
*	Brighthouse Financial Inc.	13,012	504
	FNB Corp.	40,346	494
	Umpqua Holdings Corp.	27,019	491
	BankUnited Inc.	13,420	490
	Equity Commonwealth	14,441	471
	AXA Equitable Holdings Inc.	24,608	470
	TCF Financial Corp.	20,546	470
	PacWest Bancorp	11,351	466
	Evercore Inc. Class A	5,043	464
	CoreSite Realty Corp.	4,435	453
	Apple Hospitality REIT Inc.	27,344	451
	First Citizens BancShares Inc. Class A	999	436
*	Western Alliance Bancorp	9,386	434
	Interactive Brokers Group Inc.	7,850	434
	First Hawaiian Inc.	15,753	425
	Chimera Investment Corp.	22,833	422
	Two Harbors Investment Corp.	30,337	421
	Weingarten Realty Investors	14,565	420
	Spirit Realty Capital Inc.	10,729	415
	Highwoods Properties Inc.	8,926	413
*	Howard Hughes Corp.	3,688	411
	Navient Corp.	32,810	401
	Taubman Centers Inc.	7,468	399
	Rayonier Inc.	13,469	397
	Pinnacle Financial Partners Inc.	6,680	392
	Outfront Media Inc.	17,211	386
*	Texas Capital Bancshares Inc.	6,296	384
	Senior Housing Properties Trust	29,095	377
	BOK Financial Corp.	4,161	376
*	CoreLogic Inc.	10,039	368
	Corporate Office Properties Trust	13,504	351
	Colony Capital Inc.	62,500	347
	Columbia Property Trust Inc.	15,187	328
	MFA Financial Inc.	44,868	326
	White Mountains Insurance Group Ltd.	346	325
	OneMain Holdings Inc.	9,817	324
	Legg Mason Inc.	10,877	318
*	Zillow Group Inc. Class A	7,640	317
	Associated Banc-Corp	13,328	310
	SITE Centers Corp.	21,210	283
	Bank of Hawaii Corp.	3,390	279
	Empire State Realty Trust Inc.	18,291	278
	Retail Properties of America Inc.	19,929	248
	Brookfield Property REIT Inc. Class A	12,057	237
	Realogy Holdings Corp.	16,560	225
	BGC Partners Inc. Class A	36,532	224

8

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Morningstar Inc.	1,768	224
	Santander Consumer USA Holdings Inc.	10,655	219
	Uniti Group Inc.	21,529	208
	Mercury General Corp.	3,660	194
	Brandywine Realty Trust	11,880	187
	Paramount Group Inc.	11,995	172
	American National Insurance Co.	1,118	165
	CNA Financial Corp.	3,755	162
	Virtu Financial Inc. Class A	5,487	138
	TFS Financial Corp.	7,293	125
	Retail Value Inc.	3,069	96
			632,604
Health Care (13.8%)
	Johnson & Johnson	317,749	43,417
*	Pfizer Inc.	686,290	29,751
	UnitedHealth Group Inc.	113,317	27,448
	Merck & Co. Inc.	307,979	25,036
	Abbott Laboratories	202,439	15,713
	Medtronic plc	160,540	14,529
	Amgen Inc.	75,255	14,304
	AbbVie Inc.	178,994	14,183
^	Eli Lilly & Co.	111,189	14,042
	Thermo Fisher Scientific Inc.	47,479	12,324
	Bristol-Myers Squibb Co.	193,105	9,976
	Gilead Sciences Inc.	152,512	9,916
	Danaher Corp.	73,155	9,292
	Anthem Inc.	30,783	9,257
	Becton Dickinson and Co.	31,344	7,798
*	Biogen Inc.	23,711	7,777
*	Cigna Corp.	44,078	7,689
	Stryker Corp.	40,299	7,597
*	Intuitive Surgical Inc.	13,222	7,241
*	Celgene Corp.	82,552	6,862
*	Boston Scientific Corp.	162,357	6,514
*	Vertex Pharmaceuticals Inc.	29,894	5,643
	Allergan plc	39,909	5,496
*	Illumina Inc.	17,192	5,377
	Zoetis Inc.	56,812	5,353
	Humana Inc.	16,128	4,597
	HCA Healthcare Inc.	32,086	4,461
	Baxter International Inc.	59,176	4,422
*	Edwards Lifesciences Corp.	24,653	4,174
*	Regeneron Pharmaceuticals Inc.	9,370	4,036
*	Alexion Pharmaceuticals Inc.	25,239	3,416
	Zimmer Biomet Holdings Inc.	23,989	2,978
	Agilent Technologies Inc.	37,162	2,952
*	Centene Corp.	47,822	2,912
	McKesson Corp.	22,833	2,903
*	IQVIA Holdings Inc.	19,284	2,702
*	Align Technology Inc.	9,387	2,431
*	Cerner Corp.	37,489	2,098
*	IDEXX Laboratories Inc.	9,885	2,086
*	BioMarin Pharmaceutical Inc.	20,876	1,947
	Cardinal Health Inc.	34,249	1,861
*	Incyte Corp.	20,845	1,797
*	Laboratory Corp. of America Holdings	11,586	1,718
*	ABIOMED Inc.	5,083	1,700
*	Veeva Systems Inc. Class A	14,374	1,695
	ResMed Inc.	16,251	1,665
	Cooper Cos. Inc.	5,733	1,640
*	Mylan NV	60,939	1,608
	Teleflex Inc.	5,431	1,574
	AmerisourceBergen Corp. Class A	18,760	1,563
*	Hologic Inc.	32,359	1,526

9

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	WellCare Health Plans Inc.	5,891	1,494
*	DexCom Inc.	10,423	1,452
*	Varian Medical Systems Inc.	10,510	1,412
	Quest Diagnostics Inc.	16,138	1,397
	Universal Health Services Inc. Class B	9,930	1,379
*	Exact Sciences Corp.	14,357	1,306
	PerkinElmer Inc.	13,092	1,233
	STERIS plc	10,084	1,220
*	Sarepta Therapeutics Inc.	7,996	1,153
	Dentsply Sirona Inc.	25,951	1,084
*	Ionis Pharmaceuticals Inc.	15,149	1,075
*	QIAGEN NV	26,847	1,032
*	Bluebird Bio Inc.	6,635	1,030
*	Molina Healthcare Inc.	7,320	985
*	Jazz Pharmaceuticals plc	6,984	978
*	Seattle Genetics Inc.	12,879	957
*	Alnylam Pharmaceuticals Inc.	11,049	939
*	Sage Therapeutics Inc.	5,663	902
*	DaVita Inc.	15,642	890
	Bio-Techne Corp.	4,555	883
	West Pharmaceutical Services Inc.	8,286	868
*	Charles River Laboratories International Inc.	5,793	824
*	Exelixis Inc.	35,919	804
*	Neurocrine Biosciences Inc.	10,157	785
	Hill-Rom Holdings Inc.	7,363	781
*	Nektar Therapeutics Class A	19,162	777
	Encompass Health Corp.	11,994	757
*	Catalent Inc.	17,513	757
*	PRA Health Sciences Inc.	7,015	750
	Perrigo Co. plc	15,388	749
*	Masimo Corp.	5,583	733
*	Bio-Rad Laboratories Inc. Class A	2,586	701
*	United Therapeutics Corp.	5,340	674
*	Insulet Corp.	7,145	671
	Chemed Corp.	1,887	622
*	Alkermes plc	16,783	558
*	Penumbra Inc.	3,851	515
*	Integra LifeSciences Holdings Corp.	8,911	491
	Bruker Corp.	12,574	480
*	ICU Medical Inc.	1,949	479
*	Agios Pharmaceuticals Inc.	6,308	409
*	MEDNAX Inc.	11,526	379
*	Acadia Healthcare Co. Inc.	11,377	299
	Cantel Medical Corp.	3,948	290
*	Premier Inc. Class A	7,091	259
*,^	Elanco Animal Health Inc.	7,602	230
*	Quorum Health Corp.	35	—
			427,440
Materials & Processing (3.3%)
	DowDuPont Inc.	271,177	14,435
	Linde plc	65,187	11,293
	Ecolab Inc.	30,373	5,130
	Air Products & Chemicals Inc.	26,005	4,712
	Sherwin-Williams Co.	9,781	4,237
	PPG Industries Inc.	28,518	3,193
	LyondellBasell Industries NV Class A	36,618	3,132
	Ingersoll-Rand plc	28,887	3,049
	International Paper Co.	48,305	2,213
	Freeport-McMoRan Inc.	171,216	2,209
	Ball Corp.	40,012	2,192
	Nucor Corp.	36,051	2,184
	Newmont Mining Corp.	63,329	2,161
	Fastenal Co.	33,028	2,079
	Vulcan Materials Co.	15,660	1,745

10

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Celanese Corp. Class A	15,698	1,606
	International Flavors & Fragrances Inc.	11,885	1,515
	FMC Corp.	16,005	1,432
	Masco Corp.	37,420	1,406
	Eastman Chemical Co.	16,726	1,383
	Martin Marietta Materials Inc.	7,154	1,344
	Mosaic Co.	41,880	1,310
	CF Industries Holdings Inc.	27,796	1,173
	Albemarle Corp.	12,218	1,115
	Westrock Co.	28,431	1,063
	Steel Dynamics Inc.	27,505	1,027
	Packaging Corp. of America	10,479	1,002
	Lennox International Inc.	3,926	963
	RPM International Inc.	15,670	907
*	Berry Global Group Inc.	16,085	844
	Chemours Co.	21,633	823
*	Crown Holdings Inc.	14,640	795
	Sealed Air Corp.	17,475	762
	AptarGroup Inc.	7,492	762
	Hexcel Corp.	10,537	760
	Reliance Steel & Aluminum Co.	8,391	749
	Sonoco Products Co.	11,993	694
*	Axalta Coating Systems Ltd.	25,745	688
	Versum Materials Inc.	13,985	685
*	Alcoa Corp.	22,544	665
	Royal Gold Inc.	7,458	659
	WR Grace & Co.	8,231	639
	Acuity Brands Inc.	4,798	624
	Ashland Global Holdings Inc.	7,774	602
	Owens Corning	11,722	585
	Bemis Co. Inc.	10,925	578
	Huntsman Corp.	23,098	573
	Watsco Inc.	3,855	555
	Olin Corp.	20,591	532
	USG Corp.	11,406	492
	United States Steel Corp.	19,819	444
	Eagle Materials Inc.	5,752	440
	Domtar Corp.	7,936	404
	Owens-Illinois Inc.	20,260	404
	Valmont Industries Inc.	2,864	391
	Southern Copper Corp.	10,667	380
	Graphic Packaging Holding Co.	31,145	379
	Timken Co.	8,620	374
	Cabot Corp.	7,588	356
	NewMarket Corp.	796	349
*	Univar Inc.	14,613	330
	Scotts Miracle-Gro Co.	3,913	320
	Westlake Chemical Corp.	4,538	317
*	Element Solutions Inc.	27,792	313
	Silgan Holdings Inc.	10,781	305
	Armstrong World Industries Inc.	3,778	276
	GrafTech International Ltd.	9,568	138
	Ardagh Group SA	4,337	56
			101,252
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	1,316	13

Producer Durables (10.5%)
	Boeing Co.	63,356	27,874
	Union Pacific Corp.	87,531	14,679
	3M Co.	67,465	13,992
	Honeywell International Inc.	88,921	13,700
	Accenture plc Class A	76,062	12,275
	United Technologies Corp.	95,935	12,056

11

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	General Electric Co.	1,018,894	10,586
	Caterpillar Inc.	67,351	9,250
	Lockheed Martin Corp.	29,280	9,060
	United Parcel Service Inc. Class B	81,854	9,020
	Automatic Data Processing Inc.	52,185	7,986
	CSX Corp.	95,101	6,911
	Raytheon Co.	33,842	6,312
	Deere & Co.	37,955	6,226
	Norfolk Southern Corp.	32,101	5,756
	Illinois Tool Works Inc.	39,186	5,646
	Northrop Grumman Corp.	19,097	5,537
	FedEx Corp.	28,980	5,245
	General Dynamics Corp.	30,580	5,205
	Waste Management Inc.	50,121	5,075
	Emerson Electric Co.	73,603	5,016
	Eaton Corp. plc	51,123	4,078
	Roper Technologies Inc.	11,921	3,858
	Johnson Controls International plc	108,662	3,833
	Delta Air Lines Inc.	74,970	3,717
	Southwest Airlines Co.	60,304	3,379
	Paychex Inc.	37,522	2,890
	Fortive Corp.	34,674	2,828
	PACCAR Inc.	39,836	2,701
	Parker-Hannifin Corp.	15,263	2,689
	Cummins Inc.	17,138	2,641
*	United Continental Holdings Inc.	28,393	2,493
*	TransDigm Group Inc.	5,712	2,480
	Rockwell Automation Inc.	13,838	2,471
*	Verisk Analytics Inc. Class A	18,938	2,394
	Stanley Black & Decker Inc.	17,404	2,305
	AMETEK Inc.	27,038	2,152
	Cintas Corp.	10,302	2,128
*	Waters Corp.	8,754	2,120
*	Mettler-Toledo International Inc.	2,938	2,001
	Republic Services Inc. Class A	25,199	1,976
*	CoStar Group Inc.	4,264	1,951
*	Keysight Technologies Inc.	22,391	1,890
	L3 Technologies Inc.	8,919	1,889
	American Airlines Group Inc.	48,858	1,741
	WW Grainger Inc.	5,377	1,639
	Xylem Inc.	21,211	1,602
	Textron Inc.	29,506	1,602
	Dover Corp.	17,358	1,571
	Expeditors International of Washington Inc.	20,801	1,559
	CH Robinson Worldwide Inc.	15,893	1,436
*	Copart Inc.	24,113	1,415
*	United Rentals Inc.	9,992	1,345
	Kansas City Southern	12,264	1,332
	IDEX Corp.	9,070	1,307
	Spirit AeroSystems Holdings Inc. Class A	12,856	1,270
*	Zebra Technologies Corp.	6,273	1,258
	Old Dominion Freight Line Inc.	7,975	1,202
	Wabtec Corp.	15,774	1,156
	Avery Dennison Corp.	10,464	1,131
*	Trimble Inc.	27,707	1,109
	Snap-on Inc.	6,747	1,080
	Jacobs Engineering Group Inc.	14,022	1,035
	Allegion plc	11,417	1,027
*	Sensata Technologies Holding plc	20,169	1,023
	JB Hunt Transport Services Inc.	9,486	1,021
*	Teledyne Technologies Inc.	4,228	998
	Huntington Ingalls Industries Inc.	4,731	991
	Robert Half International Inc.	14,360	979
	Arconic Inc.	52,292	967

12

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Nordson Corp.	6,962	945
	Graco Inc.	19,869	933
*	HD Supply Holdings Inc.	21,048	905
	Alaska Air Group Inc.	14,539	897
	Booz Allen Hamilton Holding Corp. Class A	16,596	877
	Carlisle Cos. Inc.	7,033	866
	Xerox Corp.	27,034	835
	FLIR Systems Inc.	16,141	830
	Donaldson Co. Inc.	15,972	824
*	Middleby Corp.	6,695	821
	Hubbell Inc. Class B	6,703	791
*	XPO Logistics Inc.	15,236	767
	Toro Co.	11,159	765
	AO Smith Corp.	14,494	753
	HEICO Corp. Class A	9,176	734
	Pentair plc	17,031	725
	Flowserve Corp.	16,035	712
	Rollins Inc.	17,916	711
	Allison Transmission Holdings Inc.	13,865	689
	Oshkosh Corp.	8,854	689
	ManpowerGroup Inc.	7,919	667
	Lincoln Electric Holdings Inc.	7,702	666
	Curtiss-Wright Corp.	5,346	659
	Fluor Corp.	17,159	645
	BWX Technologies Inc.	12,268	642
*	JetBlue Airways Corp.	37,770	631
*	AECOM	19,957	618
	Genpact Ltd.	18,356	610
	Littelfuse Inc.	2,948	569
	National Instruments Corp.	11,919	557
	nVent Electric plc	20,232	556
	AGCO Corp.	8,130	549
*	Kirby Corp.	7,353	546
	Landstar System Inc.	5,001	544
	Knight-Swift Transportation Holdings Inc.	16,058	540
	Quanta Services Inc.	15,023	535
	ITT Inc.	9,054	523
	Crane Co.	6,092	515
*	Genesee & Wyoming Inc. Class A	6,043	496
	MSC Industrial Direct Co. Inc. Class A	5,558	469
	Regal Beloit Corp.	5,469	458
*	Stericycle Inc.	10,231	456
*	Clean Harbors Inc.	6,539	445
*	Gardner Denver Holdings Inc.	15,952	428
	Trinity Industries Inc.	18,180	426
	Ryder System Inc.	6,553	407
*	Resideo Technologies Inc.	15,668	403
	HEICO Corp.	4,121	386
	Copa Holdings SA Class A	4,119	363
*	Conduent Inc.	24,227	354
	Air Lease Corp. Class A	9,225	345
*	WESCO International Inc.	5,917	322
	Macquarie Infrastructure Corp.	7,752	317
*	Colfax Corp.	11,501	304
*	Welbilt Inc.	17,029	272
	Terex Corp.	5,242	176
	Schneider National Inc. Class B	6,767	148
*	ADT Inc.	17,620	141
*	Gates Industrial Corp. plc	6,805	110
			324,934
Technology (21.3%)
	Microsoft Corp.	897,230	100,517
	Apple Inc.	562,017	97,313
*	Facebook Inc. Class A	281,320	45,419

13

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Alphabet Inc. Class C	36,053	40,376
*	Alphabet Inc. Class A	35,347	39,820
	Intel Corp.	540,815	28,642
	Cisco Systems Inc.	536,406	27,770
	Oracle Corp.	301,788	15,732
*	Adobe Inc.	58,046	15,237
	International Business Machines Corp.	108,709	15,016
*	salesforce.com Inc.	84,669	13,856
	Broadcom Inc.	48,668	13,401
	Texas Instruments Inc.	113,703	12,027
	NVIDIA Corp.	68,765	10,608
	QUALCOMM Inc.	143,367	7,654
	Intuit Inc.	28,728	7,100
*	Micron Technology Inc.	133,397	5,453
*	ServiceNow Inc.	20,731	4,964
	Cognizant Technology Solutions Corp. Class A	68,467	4,860
	Analog Devices Inc.	43,379	4,640
	Applied Materials Inc.	115,187	4,416
*	Autodesk Inc.	25,416	4,143
*	Red Hat Inc.	20,971	3,829
	Xilinx Inc.	30,010	3,760
	Activision Blizzard Inc.	88,319	3,722
	NXP Semiconductors NV	40,494	3,698
	HP Inc.	184,804	3,646
*	Workday Inc. Class A	17,175	3,399
*	Electronic Arts Inc.	35,420	3,393
	Corning Inc.	94,033	3,273
	Amphenol Corp. Class A	34,805	3,271
	Lam Research Corp.	18,559	3,268
	Hewlett Packard Enterprise Co.	170,431	2,792
	Motorola Solutions Inc.	19,055	2,727
*	Palo Alto Networks Inc.	10,610	2,613
*	Advanced Micro Devices Inc.	110,500	2,600
*	Twitter Inc.	83,680	2,576
*	IHS Markit Ltd.	45,303	2,409
	Microchip Technology Inc.	27,216	2,364
*	Splunk Inc.	17,130	2,328
	Harris Corp.	14,005	2,310
	KLA-Tencor Corp.	19,429	2,244
*	VeriSign Inc.	12,485	2,223
	DXC Technology Co.	33,275	2,191
	NetApp Inc.	31,067	2,026
*	Arista Networks Inc.	6,726	1,919
*	Cadence Design Systems Inc.	33,162	1,899
*	IAC/InterActiveCorp	8,885	1,893
	Maxim Integrated Products Inc.	32,931	1,792
*	ANSYS Inc.	9,898	1,755
	Skyworks Solutions Inc.	21,297	1,739
*	Synopsys Inc.	16,838	1,712
	Citrix Systems Inc.	16,103	1,699
	Western Digital Corp.	33,757	1,698
	Symantec Corp.	73,992	1,664
	CDW Corp.	17,607	1,653
	SS&C Technologies Holdings Inc.	24,846	1,530
*	Gartner Inc.	10,535	1,499
*	GoDaddy Inc. Class A	19,631	1,465
*	Fortinet Inc.	16,497	1,432
	VMware Inc. Class A	8,326	1,430
	Marvell Technology Group Ltd.	65,602	1,309
*	PTC Inc.	14,043	1,303
*,^	Twilio Inc. Class A	10,349	1,259
*	Akamai Technologies Inc.	17,858	1,244
*	Atlassian Corp. plc Class A	11,458	1,231
*	F5 Networks Inc.	7,322	1,231

14

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Take-Two Interactive Software Inc.	13,429	1,172
*	Ultimate Software Group Inc.	3,435	1,139
*	Tableau Software Inc. Class A	8,342	1,100
	Leidos Holdings Inc.	16,984	1,097
	Juniper Networks Inc.	40,464	1,096
*	Paycom Software Inc.	6,017	1,093
*	Qorvo Inc.	15,015	1,053
*	ON Semiconductor Corp.	46,520	999
	Cognex Corp.	18,505	988
*	Zendesk Inc.	12,496	987
*	Dell Technologies Inc.	17,622	984
	Amdocs Ltd.	17,256	959
*	EPAM Systems Inc.	5,617	909
	CDK Global Inc.	15,549	902
*	Guidewire Software Inc.	9,805	900
*	Black Knight Inc.	17,184	898
*	Tyler Technologies Inc.	4,331	887
*	GrubHub Inc.	10,759	878
*	Okta Inc.	10,335	877
*	RingCentral Inc. Class A	8,139	857
	Teradyne Inc.	19,823	809
*	Nutanix Inc.	15,928	798
*	Aspen Technology Inc.	7,802	786
	Universal Display Corp.	5,156	769
	Sabre Corp.	33,340	748
*	Arrow Electronics Inc.	9,281	740
*	Proofpoint Inc.	6,237	737
*	IPG Photonics Corp.	4,493	697
*	Teradata Corp.	14,300	692
	Monolithic Power Systems Inc.	5,023	674
	Cypress Semiconductor Corp.	39,821	614
*	ARRIS International plc	18,922	599
*	Nuance Communications Inc.	34,588	580
	Jabil Inc.	20,284	576
	MKS Instruments Inc.	6,802	564
*	CommScope Holding Co. Inc.	23,613	550
*	RealPage Inc.	8,853	542
	Avnet Inc.	11,705	509
	LogMeIn Inc.	6,337	503
	Dolby Laboratories Inc. Class A	7,742	502
*	Zynga Inc. Class A	95,082	496
*	DocuSign Inc. Class A	8,155	450
*	Manhattan Associates Inc.	8,204	449
*	Pure Storage Inc. Class A	20,902	428
*	Coherent Inc.	3,111	414
*	FireEye Inc.	24,468	410
*	NCR Corp.	14,545	408
	Match Group Inc.	6,722	372
	Pegasystems Inc.	4,987	328
*	Covetrus Inc.	6,971	249
	Ceridian HCM Holding Inc.	5,035	247
*	EchoStar Corp. Class A	6,148	237
	Ubiquiti Networks Inc.	1,385	200
*	Pluralsight Inc. Class A	4,193	136
	Switch Inc.	8,536	74
*	Elastic NV	465	42
*	SolarWinds Corp.	2,145	41
			657,727
Utilities (5.1%)
	Verizon Communications Inc.	489,547	27,865
	AT&T Inc.	859,613	26,751
	NextEra Energy Inc.	56,973	10,695
	Duke Energy Corp.	84,931	7,615
	Dominion Energy Inc.	90,049	6,672

15

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

				Shares	Market Value ($000)
		Southern Co.		121,496	6,037
		Exelon Corp.		115,153	5,595
		American Electric Power Co. Inc.		58,213	4,724
		Sempra Energy		32,349	3,896
		Public Service Enterprise Group Inc.		59,393	3,493
		Xcel Energy Inc.		60,013	3,292
		Consolidated Edison Inc.		36,617	3,019
		WEC Energy Group Inc.		37,051	2,826
		PPL Corp.		83,819	2,696
		DTE Energy Co.		21,371	2,641
*		T-Mobile US Inc.		36,279	2,620
		Eversource Energy		37,336	2,606
		FirstEnergy Corp.		57,398	2,339
		Edison International		37,564	2,250
		American Water Works Co. Inc.		21,347	2,169
		Ameren Corp.		28,687	2,044
		Entergy Corp.		21,460	2,003
		CMS Energy Corp.		33,343	1,814
		CenterPoint Energy Inc.		58,709	1,769
		Evergy Inc.		31,416	1,756
		CenturyLink Inc.		112,838	1,488
		NRG Energy Inc.		33,101	1,380
		AES Corp.		79,180	1,364
		Atmos Energy Corp.		13,076	1,293
		Alliant Energy Corp.		27,816	1,276
*		Vistra Energy Corp.		48,424	1,261
		NiSource Inc.		42,865	1,157
		Pinnacle West Capital Corp.		12,023	1,127
		UGI Corp.		20,483	1,125
*		PG&E Corp.		61,453	1,047
		OGE Energy Corp.		24,081	1,024
		Aqua America Inc.		22,021	791
*		Zayo Group Holdings Inc.		25,600	635
		MDU Resources Group Inc.		23,615	624
		National Fuel Gas Co.		9,619	579
*		Sprint Corp.		81,810	520
		Hawaiian Electric Industries Inc.		13,182	505
		Avangrid Inc.		6,998	338
		Telephone & Data Systems Inc.		10,176	326
*		United States Cellular Corp.		2,042	95
					157,142
Total Common Stocks (Cost $2,323,473)					3,083,604

		Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
3,4	Vanguard Market Liquidity Fund	2.563%		31,665	3,167

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.479%	5/9/19	400	398
5	United States Treasury Bill	2.502%	6/20/19	700	695
					1,093
Total Temporary Cash Investments (Cost $4,259)					4,260

16

Vanguard® Russell 1000 Index Fund

Schedule of Investments

February 28, 2019

Total Investments (100.0%) (Cost $2,327,732)	3,087,864
Other Assets and Liabilities–Net (0.0%)[4]	88
Net Assets (100%)	3,087,952

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,651,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $2,706,000 of collateral received for securities on loan.
5	Securities with a value of $596,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

17

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (9.8%)
	Comcast Corp. Class A	1,193,776	46,163
	Walmart Inc.	372,634	36,887
	McDonald’s Corp.	163,529	30,063
	Twenty-First Century Fox Inc. Class A	273,579	13,797
	General Motors Co.	341,695	13,490
	Walt Disney Co.	110,670	12,488
	Target Corp.	137,688	10,002
	Ford Motor Co.	1,016,507	8,915
	eBay Inc.	185,119	6,877
	Twenty-First Century Fox Inc.	127,030	6,372
	Carnival Corp.	104,445	6,033
	Yum! Brands Inc.	57,825	5,464
	Royal Caribbean Cruises Ltd.	43,477	5,151
*	Dollar Tree Inc.	50,889	4,902
*	Charter Communications Inc. Class A	13,403	4,623
	Genuine Parts Co.	37,369	4,065
	Yum China Holdings Inc.	86,307	3,601
*	Norwegian Cruise Line Holdings Ltd.	56,923	3,161
	MGM Resorts International	117,296	3,138
	Best Buy Co. Inc.	45,440	3,128
	Kohl’s Corp.	43,245	2,920
	Viacom Inc. Class B	90,433	2,642
	Garmin Ltd.	29,495	2,477
	Tiffany & Co.	25,983	2,469
*	Liberty Broadband Corp.	27,268	2,441
	Nielsen Holdings plc	92,325	2,419
*	Discovery Communications Inc.	85,447	2,328
	Whirlpool Corp.	16,175	2,289
	PVH Corp.	19,808	2,275
	Lear Corp.	14,848	2,258
	Las Vegas Sands Corp.	36,036	2,214
*	Mohawk Industries Inc.	16,169	2,201
	BorgWarner Inc.	54,084	2,196
	Tapestry Inc.	59,913	2,093
	Interpublic Group of Cos. Inc.	89,311	2,057
	Advance Auto Parts Inc.	12,676	2,051
*	Henry Schein Inc.	33,538	1,989
	Macy’s Inc.	79,232	1,964
*	Qurate Retail Group Inc. QVC Group Class A	107,417	1,935
	Aramark	63,346	1,919
*	LKQ Corp.	68,212	1,890
*	DISH Network Corp. Class A	57,536	1,871
	Newell Brands Inc.	112,501	1,826
	Darden Restaurants Inc.	16,016	1,796
*	Liberty Media Corp-Liberty SiriusXM Class C	42,907	1,768
	Ralph Lauren Corp. Class A	14,018	1,755
	Foot Locker Inc.	29,478	1,755
	VF Corp.	19,487	1,702
	Lennar Corp. Class A	33,895	1,626
	Harley-Davidson Inc.	42,242	1,568
*	Liberty Media Corp-Liberty Formula One	49,770	1,549
	Leggett & Platt Inc.	33,884	1,539
	Omnicom Group Inc.	19,542	1,479
	DR Horton Inc.	37,750	1,468
*	GCI Liberty Inc. Class A	26,164	1,401
^	Coty Inc. Class A	122,743	1,350
	Gap Inc.	52,899	1,344
	News Corp. Class A	103,157	1,343
*,^	Discovery Communications Inc. Class A	44,703	1,292
*	Caesars Entertainment Corp.	148,977	1,284
	L Brands Inc.	48,695	1,273

18

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Madison Square Garden Co. Class A	4,273	1,231
	PulteGroup Inc.	45,001	1,215
	Goodyear Tire & Rubber Co.	60,572	1,198
*	CarMax Inc.	17,782	1,104
	Brunswick Corp.	20,479	1,080
	Tribune Media Co. Class A	23,263	1,075
	H&R Block Inc.	43,824	1,058
	Cinemark Holdings Inc.	27,466	1,034
	Fortune Brands Home & Security Inc.	21,759	1,025
*,^	Mattel Inc.	69,506	1,002
	Service Corp. International	23,711	980
	Williams-Sonoma Inc.	16,511	960
*	Liberty Media Corp-Liberty SiriusXM Class A	21,712	888
*	AutoZone Inc.	864	811
	Aptiv plc	9,547	793
	Hyatt Hotels Corp. Class A	10,888	792
*	Capri Holdings Ltd.	17,172	783
	Dick’s Sporting Goods Inc.	19,834	775
	Graham Holdings Co. Class B	1,094	748
	AMERCO	1,867	718
	Columbia Sportswear Co.	6,799	700
	Toll Brothers Inc.	17,570	626
	John Wiley & Sons Inc. Class A	11,784	611
*	Skechers U.S.A. Inc. Class A	17,989	605
*	Liberty Broadband Corp. Class A	6,253	559
	Hasbro Inc.	6,512	553
*	AutoNation Inc.	14,126	498
	Adient plc	23,983	466
	Gentex Corp.	22,564	459
	International Game Technology plc	24,065	415
	Penske Automotive Group Inc.	9,153	407
	News Corp. Class B	28,236	376
	Lions Gate Entertainment Corp. Class B	24,826	365
	Extended Stay America Inc.	19,675	359
*	Michaels Cos. Inc.	23,575	333
*	Bright Horizons Family Solutions Inc.	2,341	290
*	Under Armour Inc. Class C	13,916	279
*	Visteon Corp.	2,928	251
*	Liberty Media Corp-Liberty Formula One Class A	7,754	238
*	Under Armour Inc. Class A	10,490	237
	Lions Gate Entertainment Corp. Class A	11,582	179
	Thor Industries Inc.	2,497	161
*	Garrett Motion Inc.	8,634	145
	Viacom Inc. Class A	3,611	123
	KAR Auction Services Inc.	2,513	119
	Lennar Corp. Class B	2,816	108
			335,068
Consumer Staples (7.1%)
	Procter & Gamble Co.	650,342	64,091
	Philip Morris International Inc.	405,322	35,239
	CVS Health Corp.	309,702	17,910
	Mondelez International Inc. Class A	372,798	17,581
	Walgreens Boots Alliance Inc.	211,401	15,050
	Colgate-Palmolive Co.	181,399	11,949
	Coca-Cola Co.	223,947	10,154
	General Mills Inc.	146,762	6,917
	Archer-Daniels-Midland Co.	145,896	6,200
	Kroger Co.	206,835	6,066
	Kraft Heinz Co.	157,400	5,224
	PepsiCo Inc.	41,844	4,839
	Tyson Foods Inc. Class A	76,007	4,687
	McCormick & Co. Inc.	29,964	4,074
	Hormel Foods Corp.	70,390	3,052
	JM Smucker Co.	28,512	3,020

19

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Conagra Brands Inc.	125,014	2,921
	Molson Coors Brewing Co. Class B	44,961	2,772
	Lamb Weston Holdings Inc.	37,946	2,630
	Bunge Ltd.	36,468	1,936
*	US Foods Holding Corp.	52,682	1,856
	Kellogg Co.	32,181	1,810
	Ingredion Inc.	18,317	1,693
	Kimberly-Clark Corp.	11,702	1,367
*	Herbalife Nutrition Ltd.	23,042	1,293
	Casey’s General Stores Inc.	9,458	1,274
	Flowers Foods Inc.	46,445	951
*	TreeHouse Foods Inc.	14,208	861
*	Post Holdings Inc.	7,137	727
	Clorox Co.	4,454	704
	Church & Dwight Co. Inc.	9,751	642
	Nu Skin Enterprises Inc. Class A	9,643	580
*	Campbell Soup Co.	13,934	502
*	Hain Celestial Group Inc.	24,445	481
	Hershey Co.	3,324	368
	Spectrum Brands Holdings Inc.	6,142	333
	Energizer Holdings Inc.	6,442	295
	Seaboard Corp.	71	277
*	Pilgrim’s Pride Corp.	14,019	276
			242,602
Energy (9.6%)
	Exxon Mobil Corp.	1,106,349	87,435
	Chevron Corp.	497,497	59,491
	ConocoPhillips	301,355	20,447
	Schlumberger Ltd.	361,422	15,924
	Occidental Petroleum Corp.	197,323	13,053
	EOG Resources Inc.	133,944	12,591
	Marathon Petroleum Corp.	175,292	10,870
	Phillips 66	108,430	10,448
	Kinder Morgan Inc.	494,813	9,481
	Valero Energy Corp.	110,409	9,005
	Williams Cos. Inc.	316,773	8,455
	Concho Resources Inc.	44,199	4,862
	ONEOK Inc.	62,781	4,034
	Hess Corp.	68,342	3,954
	Anadarko Petroleum Corp.	87,573	3,809
	Devon Energy Corp.	121,094	3,573
	Marathon Oil Corp.	214,778	3,565
	Diamondback Energy Inc.	34,301	3,531
	Baker Hughes a GE Co. Class A	133,088	3,511
	Apache Corp.	92,739	3,077
	National Oilwell Varco Inc.	100,045	2,815
	Pioneer Natural Resources Co.	19,702	2,777
	Noble Energy Inc.	124,282	2,753
	Targa Resources Corp.	58,434	2,351
	HollyFrontier Corp.	41,454	2,122
	Cimarex Energy Co.	22,746	1,636
	Helmerich & Payne Inc.	27,743	1,504
*	WPX Energy Inc.	101,919	1,258
	Murphy Oil Corp.	42,791	1,237
	EQT Corp.	66,707	1,209
*	Cheniere Energy Inc.	18,146	1,169
*	First Solar Inc.	21,196	1,114
*	Transocean Ltd.	131,880	1,077
	Equitrans Midstream Corp.	54,980	970
	PBF Energy Inc. Class A	31,188	969
	Valvoline Inc.	50,400	947
*	Apergy Corp.	20,488	860
	Patterson-UTI Energy Inc.	57,059	757
	Cabot Oil & Gas Corp.	29,665	730

20

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Chesapeake Energy Corp.	237,953	704
	Range Resources Corp.	55,358	592
*	Whiting Petroleum Corp.	23,553	574
*	CNX Resources Corp.	51,548	546
*	Continental Resources Inc.	12,114	540
	SM Energy Co.	29,754	486
*	QEP Resources Inc.	60,664	471
	Arcosa Inc.	12,742	427
*	Centennial Resource Development Inc. Class A	46,614	423
*	Parsley Energy Inc. Class A	20,514	372
*	Kosmos Energy Ltd.	51,730	331
	Nabors Industries Ltd.	91,580	297
*	Antero Resources Corp.	29,427	255
*,^	Weatherford International plc	299,386	193
*	Extraction Oil & Gas Inc.	31,334	132
	RPC Inc.	10,417	112
			325,826
Financial Services (28.2%)
	JPMorgan Chase & Co.	864,121	90,180
*	Berkshire Hathaway Inc. Class B	442,106	88,996
	Bank of America Corp.	2,389,678	69,492
	Wells Fargo & Co.	1,107,950	55,276
	Citigroup Inc.	637,559	40,791
	US Bancorp	395,040	20,420
	Goldman Sachs Group Inc.	90,997	17,899
	Chubb Ltd.	119,641	16,020
	PNC Financial Services Group Inc.	121,495	15,311
	CME Group Inc.	81,459	14,818
	BlackRock Inc.	31,643	14,025
	Morgan Stanley	316,687	13,295
	Bank of New York Mellon Corp.	238,749	12,530
	Prologis Inc.	163,543	11,458
	Prudential Financial Inc.	108,472	10,397
	BB&T Corp.	200,508	10,220
	MetLife Inc.	220,064	9,945
	Aflac Inc.	199,872	9,822
	Capital One Financial Corp.	115,109	9,621
	American International Group Inc.	198,433	8,572
	Allstate Corp.	90,164	8,510
	Fidelity National Information Services Inc.	77,635	8,396
	SunTrust Banks Inc.	117,076	7,595
	Travelers Cos. Inc.	55,573	7,386
	Welltower Inc.	97,144	7,219
	AvalonBay Communities Inc.	36,060	7,018
	Equity Residential	93,719	6,906
*	Worldpay Inc. Class A	71,078	6,809
	State Street Corp.	91,865	6,602
	Marsh & McLennan Cos. Inc.	70,552	6,563
	American Express Co.	58,888	6,345
	M&T Bank Corp.	36,570	6,329
	Digital Realty Trust Inc.	53,637	6,067
	Ventas Inc.	92,921	5,831
	Willis Towers Watson plc	33,859	5,824
	Intercontinental Exchange Inc.	70,873	5,468
	Boston Properties Inc.	40,551	5,381
	Realty Income Corp.	77,268	5,344
	Weyerhaeuser Co.	195,753	4,872
	Essex Property Trust Inc.	17,189	4,810
	Fifth Third Bancorp	171,294	4,724
	KeyCorp	266,961	4,715
	Hartford Financial Services Group Inc.	93,519	4,616
	Citizens Financial Group Inc.	122,455	4,523
	First Republic Bank	42,436	4,455
	Regions Financial Corp.	268,018	4,396

21

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Synchrony Financial	126,483	4,125
	Ameriprise Financial Inc.	30,486	4,013
	Huntington Bancshares Inc.	273,923	3,947
	Principal Financial Group Inc.	73,145	3,850
	Host Hotels & Resorts Inc.	193,396	3,793
	Arthur J Gallagher & Co.	47,232	3,792
	HCP Inc.	123,141	3,789
	Annaly Capital Management Inc.	363,084	3,678
	Northern Trust Corp.	38,387	3,578
	Lincoln National Corp.	55,296	3,457
	Cincinnati Financial Corp.	39,799	3,455
	Alexandria Real Estate Equities Inc.	25,415	3,454
	Loews Corp.	72,177	3,437
	Comerica Inc.	39,393	3,432
	Discover Financial Services	47,055	3,370
*	Markel Corp.	3,209	3,225
	Crown Castle International Corp.	26,768	3,179
	UDR Inc.	68,938	3,062
	WP Carey Inc.	41,384	3,057
	Mid-America Apartment Communities Inc.	29,481	3,054
	Vornado Realty Trust	44,721	3,010
	Ally Financial Inc.	109,582	2,969
*	Arch Capital Group Ltd.	85,590	2,796
	Nasdaq Inc.	29,928	2,741
	Duke Realty Corp.	92,569	2,737
	Iron Mountain Inc.	73,518	2,604
	Regency Centers Corp.	39,458	2,575
	Franklin Resources Inc.	77,821	2,538
	Federal Realty Investment Trust	18,904	2,525
	Zions Bancorp NA	49,160	2,512
	E*TRADE Financial Corp.	51,041	2,501
	Sun Communities Inc.	21,824	2,479
	Equifax Inc.	22,583	2,473
	Fidelity National Financial Inc.	69,339	2,433
	AGNC Investment Corp.	136,218	2,404
	Reinsurance Group of America Inc. Class A	16,315	2,357
	Torchmark Corp.	27,484	2,269
	Camden Property Trust	23,080	2,264
	National Retail Properties Inc.	41,171	2,145
*	CBRE Group Inc. Class A	42,811	2,130
	Alleghany Corp.	3,291	2,116
	WR Berkley Corp.	24,625	2,060
	Invesco Ltd.	105,012	2,032
	VEREIT Inc.	251,575	2,005
	Unum Group	53,644	2,004
	Raymond James Financial Inc.	23,951	1,978
	Jones Lang LaSalle Inc.	11,812	1,950
	SL Green Realty Corp.	21,427	1,944
	VICI Properties Inc.	90,810	1,935
*	Apartment Investment & Management Co.	39,235	1,920
	East West Bancorp Inc.	34,649	1,892
	Kilroy Realty Corp.	25,646	1,890
	Voya Financial Inc.	37,342	1,888
*	Athene Holding Ltd. Class A	41,943	1,869
	American Financial Group Inc.	18,622	1,856
	Kimco Realty Corp.	105,365	1,853
	Liberty Property Trust	38,331	1,814
	Invitation Homes Inc.	77,489	1,782
	People’s United Financial Inc.	98,106	1,742
	Medical Properties Trust Inc.	94,068	1,715
	New Residential Investment Corp.	103,517	1,712
	Omega Healthcare Investors Inc.	47,053	1,689
	Brown & Brown Inc.	56,727	1,680
	Douglas Emmett Inc.	43,384	1,675

22

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Park Hotels & Resorts Inc.	52,455	1,639
	Commerce Bancshares Inc.	25,985	1,635
	STORE Capital Corp.	49,897	1,620
	American Campus Communities Inc.	35,335	1,592
	Starwood Property Trust Inc.	70,484	1,581
	New York Community Bancorp Inc.	123,792	1,549
	Macerich Co.	35,223	1,536
	Jefferies Financial Group Inc.	75,601	1,532
	Cullen/Frost Bankers Inc.	14,757	1,530
	Old Republic International Corp.	73,271	1,528
	Western Union Co.	85,042	1,520
	Healthcare Trust of America Inc. Class A	53,292	1,518
	Affiliated Managers Group Inc.	13,646	1,496
	CIT Group Inc.	28,880	1,472
	CubeSmart	48,014	1,471
	American Homes 4 Rent Class A	67,222	1,468
	Everest Re Group Ltd.	6,417	1,451
	Popular Inc.	25,407	1,432
	First American Financial Corp.	28,085	1,426
	EPR Properties	19,137	1,406
	Assurant Inc.	13,457	1,386
	RenaissanceRe Holdings Ltd.	9,381	1,379
	Brixmor Property Group Inc.	78,248	1,366
	CyrusOne Inc.	27,178	1,355
	Webster Financial Corp.	23,452	1,347
	Hanover Insurance Group Inc.	11,125	1,321
	First Horizon National Corp.	84,012	1,313
	PacWest Bancorp	31,927	1,310
	Prosperity Bancshares Inc.	17,233	1,283
	Highwoods Properties Inc.	27,006	1,251
	Gaming and Leisure Properties Inc.	33,966	1,236
*	SLM Corp.	110,358	1,219
*	Brighthouse Financial Inc.	31,422	1,217
	Simon Property Group Inc.	6,673	1,209
	Sterling Bancorp	58,013	1,179
	Synovus Financial Corp.	29,527	1,172
	Hospitality Properties Trust	42,954	1,163
	Hudson Pacific Properties Inc.	34,830	1,157
	Assured Guaranty Ltd.	27,067	1,130
	Bank OZK	33,883	1,111
	Axis Capital Holdings Ltd.	19,116	1,091
	JBG SMITH Properties	27,027	1,089
	Life Storage Inc.	11,096	1,083
	Wintrust Financial Corp.	14,477	1,067
	Equity Commonwealth	32,447	1,059
	Umpqua Holdings Corp.	57,302	1,042
	Associated Banc-Corp	43,871	1,021
	FNB Corp.	83,353	1,020
	Rayonier Inc.	34,283	1,010
	AXA Equitable Holdings Inc.	52,111	996
	TCF Financial Corp.	43,199	989
	BankUnited Inc.	27,039	987
	Apple Hospitality REIT Inc.	58,138	958
	Chimera Investment Corp.	49,938	923
	First Citizens BancShares Inc. Class A	2,075	906
	First Hawaiian Inc.	33,215	895
	Bank of Hawaii Corp.	10,881	895
	Two Harbors Investment Corp.	64,321	892
	Weingarten Realty Investors	30,939	891
	MFA Financial Inc.	120,766	878
	Spirit Realty Capital Inc.	22,234	859
*	Euronet Worldwide Inc.	6,298	846
	Navient Corp.	68,442	836
	Paramount Group Inc.	56,653	814

23

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Outfront Media Inc.	35,628	799
	Senior Housing Properties Trust	61,000	790
	White Mountains Insurance Group Ltd.	840	789
*	SVB Financial Group	3,112	769
	Signature Bank	5,359	728
	Brandywine Realty Trust	45,919	722
	Corporate Office Properties Trust	26,856	698
	Retail Properties of America Inc.	55,218	688
	Columbia Property Trust Inc.	31,148	674
*	Howard Hughes Corp.	5,941	662
	Brookfield Property REIT Inc. Class A	33,589	659
	Colony Capital Inc.	116,730	649
	Legg Mason Inc.	22,149	648
	BOK Financial Corp.	7,105	643
	Pinnacle Financial Partners Inc.	10,885	639
	OneMain Holdings Inc.	18,063	596
	Empire State Realty Trust Inc.	38,370	584
	Santander Consumer USA Holdings Inc.	25,852	531
	SITE Centers Corp.	38,957	520
*	Western Alliance Bancorp	10,053	465
	T. Rowe Price Group Inc.	4,314	433
	BGC Partners Inc. Class A	70,676	433
	Uniti Group Inc.	43,124	416
	Realogy Holdings Corp.	29,688	404
	Extra Space Storage Inc.	4,152	398
	Mercury General Corp.	7,100	376
*,^	Zillow Group Inc.	8,911	372
	CNA Financial Corp.	7,443	322
*	CoreLogic Inc.	7,986	293
*	Texas Capital Bancshares Inc.	4,773	291
	American National Insurance Co.	1,974	291
	Erie Indemnity Co. Class A	1,534	273
	TFS Financial Corp.	12,861	220
	Cboe Global Markets Inc.	2,198	211
	Lamar Advertising Co. Class A	2,234	173
*	Zillow Group Inc. Class A	3,867	160
	Retail Value Inc.	4,573	142
*	Credit Acceptance Corp.	294	129
	Interactive Brokers Group Inc.	2,107	116
	Lazard Ltd. Class A	3,042	114
			959,375
Health Care (14.5%)
	Johnson & Johnson	574,706	78,528
*	Pfizer Inc.	1,514,970	65,674
	Merck & Co. Inc.	634,029	51,540
	Abbott Laboratories	447,106	34,704
	Medtronic plc	353,484	31,990
	Thermo Fisher Scientific Inc.	98,649	25,606
	Danaher Corp.	161,163	20,471
	Anthem Inc.	67,899	20,419
	Becton Dickinson and Co.	62,820	15,629
	Allergan plc	88,560	12,196
*	Cigna Corp.	69,860	12,186
^	Eli Lilly & Co.	94,188	11,895
	Bristol-Myers Squibb Co.	199,400	10,301
	Baxter International Inc.	115,875	8,659
	Agilent Technologies Inc.	83,133	6,604
	Zimmer Biomet Holdings Inc.	53,112	6,592
*	IQVIA Holdings Inc.	42,482	5,952
	McKesson Corp.	44,622	5,674
	Gilead Sciences Inc.	86,186	5,604
	Cardinal Health Inc.	77,869	4,232
*	Laboratory Corp. of America Holdings	24,537	3,637
*	Mylan NV	134,847	3,559

24

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Hologic Inc.	71,026	3,349
*	Boston Scientific Corp.	83,340	3,344
	Quest Diagnostics Inc.	35,570	3,079
	Cooper Cos. Inc.	10,661	3,049
	Universal Health Services Inc. Class B	21,671	3,009
	HCA Healthcare Inc.	20,326	2,826
	Teleflex Inc.	9,537	2,764
	PerkinElmer Inc.	28,430	2,677
	STERIS plc	21,671	2,621
*	Cerner Corp.	45,400	2,540
	Dentsply Sirona Inc.	56,640	2,365
*	QIAGEN NV	57,387	2,205
	Amgen Inc.	9,751	1,854
	Perrigo Co. plc	33,169	1,615
	West Pharmaceutical Services Inc.	14,539	1,523
*	Bio-Rad Laboratories Inc. Class A	5,533	1,499
*	United Therapeutics Corp.	11,150	1,408
*	Alexion Pharmaceuticals Inc.	9,556	1,293
*	Catalent Inc.	29,093	1,257
*	DaVita Inc.	15,850	902
*	Biogen Inc.	2,732	896
*	MEDNAX Inc.	23,155	762
*	Centene Corp.	12,494	761
*	Bluebird Bio Inc.	4,331	672
	Hill-Rom Holdings Inc.	6,159	653
*	Acadia Healthcare Co. Inc.	22,334	587
	Bruker Corp.	15,308	585
	Humana Inc.	1,840	525
*	Charles River Laboratories International Inc.	3,634	517
*	Premier Inc. Class A	9,116	334
*	Molina Healthcare Inc.	2,467	332
*,^	Elanco Animal Health Inc.	10,314	312
*	WellCare Health Plans Inc.	991	251
*	Integra LifeSciences Holdings Corp.	4,333	239
*	Alnylam Pharmaceuticals Inc.	2,781	236
*	Jazz Pharmaceuticals plc	1,315	184
*	Agios Pharmaceuticals Inc.	1,195	78
			494,755
Materials & Processing (4.3%)
	DowDuPont Inc.	598,922	31,881
	Air Products & Chemicals Inc.	57,075	10,341
	Linde plc	58,784	10,184
	PPG Industries Inc.	58,981	6,604
	Ecolab Inc.	36,450	6,157
	Nucor Corp.	81,991	4,966
	Freeport-McMoRan Inc.	377,992	4,876
	Ball Corp.	87,245	4,779
	Newmont Mining Corp.	139,300	4,753
	International Paper Co.	94,057	4,310
	LyondellBasell Industries NV Class A	42,530	3,637
	Ingersoll-Rand plc	29,180	3,080
	Eastman Chemical Co.	36,918	3,053
	Mosaic Co.	90,950	2,844
	CF Industries Holdings Inc.	59,725	2,520
	Albemarle Corp.	27,365	2,498
	Westrock Co.	65,155	2,436
	FMC Corp.	20,742	1,856
	Steel Dynamics Inc.	48,262	1,801
	International Flavors & Fragrances Inc.	13,694	1,746
	AptarGroup Inc.	16,093	1,637
	Reliance Steel & Aluminum Co.	17,707	1,580
	RPM International Inc.	27,069	1,567
	Sonoco Products Co.	25,899	1,499
*	Alcoa Corp.	48,915	1,443

25

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Huntsman Corp.	56,332	1,396
	Owens Corning	27,961	1,396
	Acuity Brands Inc.	10,494	1,366
	Celanese Corp. Class A	12,573	1,286
	Ashland Global Holdings Inc.	16,231	1,256
	Hexcel Corp.	17,383	1,254
	Bemis Co. Inc.	23,466	1,241
	Olin Corp.	43,967	1,137
	United States Steel Corp.	46,858	1,050
	USG Corp.	21,887	944
	Masco Corp.	24,695	928
	Royal Gold Inc.	10,001	884
*	Berry Global Group Inc.	16,832	883
*	Axalta Coating Systems Ltd.	32,762	876
	Graphic Packaging Holding Co.	68,306	832
	Owens-Illinois Inc.	41,570	828
	Domtar Corp.	15,823	806
	Sealed Air Corp.	18,257	796
	Valmont Industries Inc.	5,804	793
	Timken Co.	18,012	782
	Cabot Corp.	15,593	731
*	Univar Inc.	28,105	635
	Scotts Miracle-Gro Co.	5,629	461
	Silgan Holdings Inc.	14,286	404
	WR Grace & Co.	4,364	339
*	Element Solutions Inc.	29,101	328
	Martin Marietta Materials Inc.	1,380	259
	Vulcan Materials Co.	2,175	242
	GrafTech International Ltd.	16,659	240
	Watsco Inc.	1,622	233
	Lennox International Inc.	620	152
	Eagle Materials Inc.	1,685	129
	NewMarket Corp.	199	87
	Ardagh Group SA	6,494	85
	Westlake Chemical Corp.	1,067	75
			147,182
Producer Durables (7.4%)
	United Technologies Corp.	211,558	26,586
	General Electric Co.	2,249,283	23,370
	Norfolk Southern Corp.	71,019	12,734
	Honeywell International Inc.	73,739	11,361
	Eaton Corp. plc	113,967	9,091
	Johnson Controls International plc	241,356	8,513
	CSX Corp.	111,314	8,089
	Roper Technologies Inc.	21,681	7,017
	General Dynamics Corp.	37,277	6,345
	Delta Air Lines Inc.	125,024	6,199
	PACCAR Inc.	89,552	6,072
*	United Continental Holdings Inc.	63,836	5,605
	Stanley Black & Decker Inc.	39,497	5,231
	3M Co.	24,793	5,142
	Parker-Hannifin Corp.	28,205	4,969
	L3 Technologies Inc.	20,469	4,334
	Republic Services Inc. Class A	52,817	4,142
*	Keysight Technologies Inc.	48,917	4,129
	American Airlines Group Inc.	107,173	3,819
	AMETEK Inc.	47,887	3,811
	Cummins Inc.	24,664	3,800
	Dover Corp.	37,568	3,401
	Emerson Electric Co.	47,286	3,223
	Kansas City Southern	26,523	2,881
	Textron Inc.	52,542	2,853
	Union Pacific Corp.	15,610	2,618
*	Trimble Inc.	64,495	2,580

26

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Jacobs Engineering Group Inc.	32,990	2,434
	Snap-on Inc.	14,546	2,327
	Southwest Airlines Co.	39,509	2,214
*	Teledyne Technologies Inc.	9,143	2,158
	Arconic Inc.	112,012	2,071
	Wabtec Corp.	26,414	1,935
	Alaska Air Group Inc.	31,141	1,921
	Carlisle Cos. Inc.	15,345	1,889
	Pentair plc	41,156	1,751
	Lockheed Martin Corp.	5,616	1,738
	Waste Management Inc.	16,992	1,720
	Xerox Corp.	54,558	1,686
	Caterpillar Inc.	12,047	1,655
	FLIR Systems Inc.	31,958	1,644
	Xylem Inc.	20,447	1,545
	Flowserve Corp.	34,306	1,524
	Oshkosh Corp.	18,801	1,463
*	HD Supply Holdings Inc.	33,560	1,443
	Fluor Corp.	36,378	1,368
	ManpowerGroup Inc.	15,924	1,342
*	JetBlue Airways Corp.	79,049	1,320
	ITT Inc.	22,681	1,310
	Curtiss-Wright Corp.	10,456	1,289
*	AECOM	40,163	1,243
	nVent Electric plc	42,424	1,166
	AGCO Corp.	17,145	1,159
*	Kirby Corp.	15,396	1,143
	Crane Co.	13,122	1,110
	Knight-Swift Transportation Holdings Inc.	32,637	1,098
*	Genesee & Wyoming Inc. Class A	12,197	1,000
*	Sensata Technologies Holding plc	19,311	980
	Regal Beloit Corp.	11,427	957
	Quanta Services Inc.	26,729	953
*	Stericycle Inc.	21,112	941
*	Clean Harbors Inc.	13,241	900
	Trinity Industries Inc.	37,930	888
	Air Lease Corp. Class A	23,177	866
	Macquarie Infrastructure Corp.	20,987	858
	Ryder System Inc.	13,685	851
	Genpact Ltd.	25,522	848
*	Conduent Inc.	50,619	740
*	Middleby Corp.	5,940	728
	Copa Holdings SA Class A	8,205	723
*	WESCO International Inc.	11,921	649
	Terex Corp.	17,316	582
*	Gardner Denver Holdings Inc.	21,623	581
*	Colfax Corp.	21,855	578
	Hubbell Inc. Class B	4,550	537
	Fortive Corp.	6,508	531
	MSC Industrial Direct Co. Inc. Class A	6,261	528
	Allegion plc	4,177	376
*	Waters Corp.	1,442	349
	Huntington Ingalls Industries Inc.	1,619	339
*	Resideo Technologies Inc.	12,521	322
	National Instruments Corp.	5,507	257
	Schneider National Inc. Class B	10,597	232
*	ADT Inc.	28,533	228
	Littelfuse Inc.	1,137	220
*	Gates Industrial Corp. plc	12,235	197
	IDEX Corp.	1,308	188
	Nordson Corp.	1,138	154
	Booz Allen Hamilton Holding Corp. Class A	2,148	114
	Donaldson Co. Inc.	2,132	110
			253,886

27

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
Technology (9.0%)
	Intel Corp.	1,193,607	63,213
	Cisco Systems Inc.	1,185,225	61,359
	Oracle Corp.	600,757	31,317
	QUALCOMM Inc.	316,272	16,886
	Broadcom Inc.	43,090	11,865
	Microsoft Corp.	104,806	11,741
	International Business Machines Corp.	67,328	9,300
	Analog Devices Inc.	81,069	8,671
	HP Inc.	413,315	8,155
	NXP Semiconductors NV	84,986	7,761
	Corning Inc.	205,501	7,153
	Hewlett Packard Enterprise Co.	384,037	6,291
	Motorola Solutions Inc.	37,476	5,364
*	IHS Markit Ltd.	99,681	5,300
	DXC Technology Co.	73,307	4,828
	Western Digital Corp.	75,184	3,782
	Symantec Corp.	166,235	3,739
*	Synopsys Inc.	34,901	3,549
*	Micron Technology Inc.	63,794	2,608
	Juniper Networks Inc.	88,383	2,393
	Leidos Holdings Inc.	36,493	2,357
*	Qorvo Inc.	32,600	2,287
	Marvell Technology Group Ltd.	104,748	2,090
	Amdocs Ltd.	37,004	2,056
*	Dell Technologies Inc.	35,967	2,008
*	Arrow Electronics Inc.	22,677	1,807
	Teradyne Inc.	38,984	1,592
*	Autodesk Inc.	9,101	1,484
*	ARRIS International plc	42,551	1,348
*	Nuance Communications Inc.	74,509	1,250
	Avnet Inc.	28,542	1,241
	Jabil Inc.	40,920	1,162
*	CommScope Holding Co. Inc.	49,738	1,159
	Skyworks Solutions Inc.	13,737	1,122
	Cognizant Technology Solutions Corp. Class A	14,981	1,063
*	Take-Two Interactive Software Inc.	12,154	1,061
	Dolby Laboratories Inc. Class A	16,295	1,056
*	Zynga Inc. Class A	200,421	1,046
*	Covetrus Inc.	13,410	480
*	EchoStar Corp. Class A	12,243	472
*	Teradata Corp.	9,411	455
	Cypress Semiconductor Corp.	29,462	455
	LogMeIn Inc.	4,552	362
	Sabre Corp.	14,443	324
*	FireEye Inc.	17,024	285
*	Coherent Inc.	1,826	243
	SS&C Technologies Holdings Inc.	3,937	242
*	Akamai Technologies Inc.	2,962	206
*	NCR Corp.	5,913	166
*	Aspen Technology Inc.	1,223	123
*	Pluralsight Inc. Class A	2,136	69
*	SolarWinds Corp.	1,419	27
*	Elastic NV	297	27
			306,400
Utilities (10.0%)
	Verizon Communications Inc.	1,079,986	61,473
	AT&T Inc.	1,898,605	59,085
	NextEra Energy Inc.	124,510	23,373
	Duke Energy Corp.	186,009	16,678
	Dominion Energy Inc.	198,000	14,670
	Southern Co.	268,740	13,354
	Exelon Corp.	252,112	12,250
	American Electric Power Co. Inc.	128,895	10,460

28

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

				Shares	Market Value ($000)
		Sempra Energy		71,311	8,589
		Public Service Enterprise Group Inc.		131,560	7,737
		Xcel Energy Inc.		132,832	7,287
		Consolidated Edison Inc.		81,787	6,743
		WEC Energy Group Inc.		81,974	6,253
		PPL Corp.		188,229	6,055
		DTE Energy Co.		47,415	5,859
		Eversource Energy		82,720	5,775
		FirstEnergy Corp.		126,812	5,168
		Edison International		82,932	4,967
		American Water Works Co. Inc.		47,321	4,809
		Ameren Corp.		63,122	4,497
		Entergy Corp.		46,909	4,378
		CMS Energy Corp.		73,149	3,979
		CenterPoint Energy Inc.		131,257	3,956
		Evergy Inc.		68,227	3,815
		CenturyLink Inc.		250,111	3,299
		NRG Energy Inc.		75,875	3,162
		AES Corp.		171,333	2,952
		Atmos Energy Corp.		29,128	2,879
		Alliant Energy Corp.		61,266	2,810
		Pinnacle West Capital Corp.		28,955	2,714
*		Vistra Energy Corp.		102,438	2,667
		NiSource Inc.		93,855	2,532
		UGI Corp.		45,309	2,487
*		PG&E Corp.		134,074	2,283
		OGE Energy Corp.		51,685	2,198
*		T-Mobile US Inc.		27,743	2,003
		Aqua America Inc.		46,619	1,675
		MDU Resources Group Inc.		50,245	1,327
		National Fuel Gas Co.		21,116	1,271
		Hawaiian Electric Industries Inc.		28,656	1,097
*		Sprint Corp.		171,583	1,090
		Telephone & Data Systems Inc.		25,359	813
		Avangrid Inc.		14,685	710
*		United States Cellular Corp.		3,482	163
					341,342
Total Common Stocks (Cost $3,130,121)					3,406,436

		Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2,3	Vanguard Market Liquidity Fund	2.563%		20,839	2,084

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.411%	5/23/19	300	299
4	United States Treasury Bill	2.423%	6/20/19	100	99
					398
Total Temporary Cash Investments (Cost $2,482)					2,482
Total Investments (100.0%) (Cost $3,132,603)					3,408,918
Other Assets and Liabilities—Net (0.0%)[3]					(1,446)
Net Assets (100%)					3,407,472

*	Non-income-producing security.

29

Vanguard® Russell 1000 Value Index Fund

Schedule of Investments

February 28, 2019

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,967,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $2,080,000 of collateral received for securities on loan.
4	Securities with a value of $398,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

30

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (18.8%)
*	Amazon.com Inc.	161,296	264,498
	Home Depot Inc.	457,269	84,659
*	Netflix Inc.	165,321	59,201
	Walt Disney Co.	423,585	47,797
	NIKE Inc. Class B	497,641	42,663
	Costco Wholesale Corp.	173,401	37,930
	Lowe’s Cos. Inc.	323,945	34,043
	Starbucks Corp.	479,267	33,673
*	Booking Holdings Inc.	18,812	31,925
	TJX Cos. Inc.	491,144	25,191
*,^	Tesla Inc.	54,380	17,395
*	Charter Communications Inc. Class A	48,750	16,814
	Marriott International Inc. Class A	111,839	14,010
	Ross Stores Inc.	144,452	13,698
	Estee Lauder Cos. Inc. Class A	84,946	13,331
	Dollar General Corp.	105,509	12,499
*	O’Reilly Automotive Inc.	31,355	11,663
	McDonald’s Corp.	59,841	11,001
	Hilton Worldwide Holdings Inc.	110,825	9,210
	VF Corp.	98,878	8,638
*	AutoZone Inc.	8,832	8,293
	Aptiv plc	91,108	7,572
*	Ulta Beauty Inc.	22,432	7,010
	CBS Corp. Class B	128,987	6,476
	Expedia Group Inc.	47,792	5,893
*	Chipotle Mexican Grill Inc. Class A	9,663	5,871
*	Lululemon Athletica Inc.	37,872	5,697
	Las Vegas Sands Corp.	86,663	5,324
	Wynn Resorts Ltd.	40,809	5,164
	Tractor Supply Co.	48,404	4,615
*	Burlington Stores Inc.	26,451	4,490
	Omnicom Group Inc.	58,382	4,420
	Domino’s Pizza Inc.	16,446	4,127
	Sirius XM Holdings Inc.	657,028	3,896
*	Wayfair Inc.	22,383	3,708
	Yum! Brands Inc.	36,266	3,427
*	NVR Inc.	1,270	3,327
	Vail Resorts Inc.	15,912	3,316
	DR Horton Inc.	80,522	3,132
*	Live Nation Entertainment Inc.	54,940	3,107
	Hasbro Inc.	36,201	3,074
	Lennar Corp. Class A	60,414	2,899
	eBay Inc.	77,264	2,870
*	WABCO Holdings Inc.	20,795	2,860
	Darden Restaurants Inc.	24,792	2,779
	Hanesbrands Inc.	143,462	2,667
*	CarMax Inc.	41,852	2,599
	Pool Corp.	15,607	2,490
*	ServiceMaster Global Holdings Inc.	54,202	2,448
*	Bright Horizons Family Solutions Inc.	19,189	2,379
	KAR Auction Services Inc.	50,214	2,368
	Dunkin’ Brands Group Inc.	32,999	2,358
	Nordstrom Inc.	46,856	2,215
*	TripAdvisor Inc.	41,273	2,195
*	Grand Canyon Education Inc.	18,833	2,179
	Wyndham Hotels & Resorts Inc.	38,373	2,017
	Polaris Industries Inc.	22,970	1,958
	Carter’s Inc.	18,159	1,769
	Cable One Inc.	1,707	1,620
	Best Buy Co. Inc.	23,412	1,612
*	2U Inc.	21,538	1,587

31

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Six Flags Entertainment Corp.	28,315	1,577
*	Dollar Tree Inc.	16,041	1,545
	Gentex Corp.	71,341	1,451
	Advance Auto Parts Inc.	8,470	1,370
	Service Corp. International	32,614	1,348
*	Capri Holdings Ltd.	29,491	1,345
	Wendy’s Co.	73,112	1,267
*	Under Armour Inc. Class A	55,977	1,262
*	Hilton Grand Vacations Inc.	37,609	1,196
*	Under Armour Inc. Class C	57,725	1,159
*	AMC Networks Inc. Class A	17,224	1,132
	Fortune Brands Home & Security Inc.	22,927	1,080
	Choice Hotels International Inc.	13,472	1,076
*	Tempur Sealy International Inc.	18,005	1,048
	Thor Industries Inc.	16,116	1,041
	Toll Brothers Inc.	26,877	957
*	Urban Outfitters Inc.	28,702	885
	PulteGroup Inc.	32,086	866
*	Floor & Decor Holdings Inc. Class A	23,018	856
*	frontdoor Inc.	26,481	847
*	Skechers U.S.A. Inc. Class A	24,348	819
	Extended Stay America Inc.	44,132	805
	Tiffany & Co.	8,414	800
	Tapestry Inc.	22,040	770
*	Visteon Corp.	7,238	620
*	LKQ Corp.	20,467	567
*	Henry Schein Inc.	8,751	519
	Yum China Holdings Inc.	12,093	505
	MGM Resorts International	16,783	449
	L Brands Inc.	16,946	443
*	Mattel Inc.	29,547	426
	Williams-Sonoma Inc.	7,313	425
	Lear Corp.	2,698	410
	H&R Block Inc.	14,722	356
	Interpublic Group of Cos. Inc.	15,202	350
*	Garrett Motion Inc.	18,058	302
*	Madison Square Garden Co. Class A	740	213
	Brunswick Corp.	3,232	170
	Lennar Corp. Class B	4,321	166
	Columbia Sportswear Co.	1,452	150
	Gap Inc.	5,269	134
*	Michaels Cos. Inc.	6,612	94
	Lions Gate Entertainment Corp. Class B	3,545	52
	International Game Technology plc	2,150	37
	Lions Gate Entertainment Corp. Class A	591	9
			970,546
Consumer Staples (4.7%)
	PepsiCo Inc.	498,554	57,653
	Coca-Cola Co.	1,178,013	53,411
	Altria Group Inc.	751,527	39,388
	Kimberly-Clark Corp.	119,943	14,013
	Sysco Corp.	188,333	12,722
	Constellation Brands Inc. Class A	61,328	10,374
*	Monster Beverage Corp.	158,458	10,114
	Clorox Co.	44,325	7,005
	Hershey Co.	50,711	5,613
	Brown-Forman Corp. Class B	112,503	5,568
	Church & Dwight Co. Inc.	82,230	5,411
	Colgate-Palmolive Co.	63,084	4,155
	Kellogg Co.	49,329	2,775
	CVS Health Corp.	38,781	2,243
	Keurig Dr Pepper Inc.	70,446	1,772
*	Campbell Soup Co.	48,927	1,762
*	Post Holdings Inc.	14,711	1,499

32

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Sprouts Farmers Market Inc.	49,317	1,150
	Brown-Forman Corp. Class A	20,062	989
	Energizer Holdings Inc.	13,194	605
	General Mills Inc.	11,772	555
*	Herbalife Nutrition Ltd.	7,495	420
	Nu Skin Enterprises Inc. Class A	6,585	396
	Spectrum Brands Holdings Inc.	6,985	378
	McCormick & Co. Inc.	2,743	373
*	US Foods Holding Corp.	4,939	174
			240,518
Energy (0.7%)
	Halliburton Co.	345,286	10,597
	Pioneer Natural Resources Co.	37,129	5,233
	ONEOK Inc.	67,560	4,341
*	Cheniere Energy Inc.	63,730	4,107
	Cabot Oil & Gas Corp.	127,344	3,135
	Anadarko Petroleum Corp.	67,429	2,933
	EOG Resources Inc.	26,169	2,460
*	Parsley Energy Inc. Class A	72,038	1,307
	Concho Resources Inc.	9,857	1,084
	Diamondback Energy Inc.	10,321	1,062
*	Continental Resources Inc.	16,380	731
*	Antero Resources Corp.	50,002	433
	Cimarex Energy Co.	4,559	328
	Apache Corp.	9,361	311
*	Chesapeake Energy Corp.	53,044	157
*	Kosmos Energy Ltd.	17,777	114
	RPC Inc.	8,123	87
	Encana Corp.	336	3
			38,423
Financial Services (12.9%)
	Visa Inc. Class A	698,663	103,486
	Mastercard Inc. Class A	364,417	81,910
*	PayPal Holdings Inc.	471,344	46,225
	American Tower Corp.	173,812	30,617
	Charles Schwab Corp.	476,849	21,940
	American Express Co.	191,166	20,596
	Simon Property Group Inc.	112,295	20,343
	S&P Global Inc.	99,724	19,982
*	Berkshire Hathaway Inc. Class B	96,892	19,504
	Progressive Corp.	230,041	16,770
	Aon plc	95,333	16,352
	Crown Castle International Corp.	123,970	14,721
	Equinix Inc.	31,816	13,474
*	Fiserv Inc.	157,483	13,337
	Public Storage	58,901	12,457
*	Moody’s Corp.	66,130	11,448
*	Square Inc.	116,006	9,424
	Intercontinental Exchange Inc.	115,194	8,887
	T. Rowe Price Group Inc.	87,153	8,753
	Marsh & McLennan Cos. Inc.	94,004	8,744
	Global Payments Inc.	63,048	8,220
*	FleetCor Technologies Inc.	34,812	8,121
*	SBA Communications Corp. Class A	44,466	8,029
	Total System Services Inc.	71,438	6,744
	MSCI Inc. Class A	34,520	6,377
	TD Ameritrade Holding Corp.	111,823	6,299
*	First Data Corp. Class A	215,775	5,425
	TransUnion	72,937	4,709
	Broadridge Financial Solutions Inc.	45,942	4,652
	Discover Financial Services	60,941	4,364
	Jack Henry & Associates Inc.	30,524	4,048
	Extra Space Storage Inc.	42,002	4,030
*	SVB Financial Group	16,132	3,987

33

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Cboe Global Markets Inc.	41,116	3,943
	Equity LifeStyle Properties Inc.	34,056	3,700
	MarketAxess Holdings Inc.	14,533	3,544
	FactSet Research Systems Inc.	14,875	3,498
	Synchrony Financial	103,082	3,362
	Alliance Data Systems Corp.	18,837	3,259
*	CBRE Group Inc. Class A	60,789	3,025
	CME Group Inc.	16,405	2,984
*	WEX Inc.	16,406	2,921
*	Fair Isaac Corp.	11,253	2,789
	SEI Investments Co.	52,357	2,762
	Travelers Cos. Inc.	20,511	2,726
	LPL Financial Holdings Inc.	33,740	2,544
	Lamar Advertising Co. Class A	30,423	2,360
	American International Group Inc.	51,066	2,206
	Northern Trust Corp.	22,555	2,102
	Eaton Vance Corp.	45,384	1,899
	Signature Bank	13,650	1,853
*	Credit Acceptance Corp.	4,141	1,821
	Wyndham Destinations Inc.	38,524	1,735
	Lazard Ltd. Class A	42,520	1,592
	Interactive Brokers Group Inc.	26,411	1,459
	CoreSite Realty Corp.	14,116	1,443
	Evercore Inc. Class A	15,631	1,440
*,^	Zillow Group Inc.	34,220	1,430
	Everest Re Group Ltd.	6,216	1,405
	Equifax Inc.	12,587	1,378
	Erie Indemnity Co. Class A	7,345	1,309
*	Euronet Worldwide Inc.	9,622	1,292
	Raymond James Financial Inc.	15,052	1,243
	Capital One Financial Corp.	14,819	1,239
	Taubman Centers Inc.	23,036	1,230
	Fidelity National Information Services Inc.	10,909	1,180
	Ameriprise Financial Inc.	8,909	1,173
	E*TRADE Financial Corp.	22,547	1,105
*	Western Alliance Bancorp	23,034	1,066
	Gaming and Leisure Properties Inc.	28,244	1,028
*	Worldpay Inc. Class A	10,499	1,006
	Morningstar Inc.	7,037	891
	Western Union Co.	47,818	855
*	Texas Capital Bancshares Inc.	13,139	802
*	Arch Capital Group Ltd.	23,934	782
	Synovus Financial Corp.	18,605	738
	Pinnacle Financial Partners Inc.	12,575	738
*	CoreLogic Inc.	19,819	727
*	Howard Hughes Corp.	6,127	682
	State Street Corp.	9,252	665
*	Zillow Group Inc. Class A	15,975	662
*	Markel Corp.	465	467
	Alexandria Real Estate Equities Inc.	3,383	460
	Virtu Financial Inc. Class A	16,454	414
	Alleghany Corp.	642	413
	Comerica Inc.	3,873	337
	Hudson Pacific Properties Inc.	7,382	245
	East West Bancorp Inc.	4,205	230
	Omega Healthcare Investors Inc.	6,334	227
	Voya Financial Inc.	4,435	224
	BOK Financial Corp.	2,412	218
	RenaissanceRe Holdings Ltd.	1,340	197
	Axis Capital Holdings Ltd.	3,451	197
	Brown & Brown Inc.	5,084	151
	Santander Consumer USA Holdings Inc.	5,790	119
	Life Storage Inc.	1,026	100
	OneMain Holdings Inc.	2,114	70

34

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Colony Capital Inc.	11,368	63
			663,700
Health Care (13.2%)
	UnitedHealth Group Inc.	379,218	91,854
	AbbVie Inc.	601,346	47,651
	Amgen Inc.	238,138	45,265
^	Eli Lilly & Co.	229,506	28,984
	Johnson & Johnson	191,525	26,170
	Stryker Corp.	135,287	25,503
	Gilead Sciences Inc.	382,070	24,842
*	Biogen Inc.	75,557	24,783
*	Intuitive Surgical Inc.	44,586	24,416
*	Celgene Corp.	277,974	23,105
*	Vertex Pharmaceuticals Inc.	100,949	19,054
*	Illumina Inc.	58,063	18,160
	Zoetis Inc.	191,728	18,066
	Bristol-Myers Squibb Co.	344,567	17,800
*	Boston Scientific Corp.	420,538	16,872
	Humana Inc.	51,837	14,776
*	Edwards Lifesciences Corp.	83,294	14,101
*	Regeneron Pharmaceuticals Inc.	31,637	13,627
	HCA Healthcare Inc.	77,247	10,740
*	Alexion Pharmaceuticals Inc.	70,479	9,538
*	Centene Corp.	142,310	8,665
*	Align Technology Inc.	31,447	8,144
*	Cigna Corp.	41,734	7,280
*	IDEXX Laboratories Inc.	34,060	7,188
*	BioMarin Pharmaceutical Inc.	69,992	6,527
*	Incyte Corp.	69,587	6,000
	ResMed Inc.	55,756	5,711
*	Veeva Systems Inc. Class A	48,139	5,676
*	ABIOMED Inc.	16,923	5,661
	Merck & Co. Inc.	69,182	5,624
	AmerisourceBergen Corp. Class A	62,535	5,209
*	Varian Medical Systems Inc.	36,296	4,877
*	DexCom Inc.	34,611	4,822
*	WellCare Health Plans Inc.	18,408	4,668
*	Exact Sciences Corp.	47,450	4,318
*	Sarepta Therapeutics Inc.	26,295	3,793
*	Ionis Pharmaceuticals Inc.	49,496	3,514
*	Seattle Genetics Inc.	42,584	3,163
*	Cerner Corp.	56,170	3,143
*	Sage Therapeutics Inc.	19,236	3,063
*	Jazz Pharmaceuticals plc	21,438	3,002
	Bio-Techne Corp.	14,754	2,861
*	Molina Healthcare Inc.	20,951	2,821
*	Alnylam Pharmaceuticals Inc.	32,363	2,751
*	Neurocrine Biosciences Inc.	35,480	2,741
*	Exelixis Inc.	116,306	2,604
*	Nektar Therapeutics Class A	61,968	2,512
	Encompass Health Corp.	38,834	2,452
	Thermo Fisher Scientific Inc.	9,424	2,446
*	PRA Health Sciences Inc.	22,681	2,426
	Becton Dickinson and Co.	9,578	2,383
*	Masimo Corp.	18,136	2,381
*	Bluebird Bio Inc.	14,854	2,306
*	Insulet Corp.	23,284	2,187
	Chemed Corp.	6,185	2,038
*	Alkermes plc	61,117	2,033
*	Charles River Laboratories International Inc.	13,588	1,932
	Hill-Rom Holdings Inc.	17,188	1,823
	Baxter International Inc.	22,495	1,681
*	Penumbra Inc.	12,287	1,642
*	DaVita Inc.	26,462	1,506

35

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	ICU Medical Inc.	6,064	1,490
	McKesson Corp.	9,418	1,198
*	Agios Pharmaceuticals Inc.	18,415	1,195
*	Integra LifeSciences Holdings Corp.	21,313	1,174
	Cantel Medical Corp.	14,321	1,053
	Teleflex Inc.	3,398	985
	Cooper Cos. Inc.	2,983	853
	West Pharmaceutical Services Inc.	6,567	688
	Bruker Corp.	15,773	603
*	Catalent Inc.	13,341	577
*,^	Elanco Animal Health Inc.	13,337	403
*	Laboratory Corp. of America Holdings	2,345	348
*	Premier Inc. Class A	6,907	253
			681,701
Materials & Processing (2.2%)
	Linde plc	129,046	22,356
	Sherwin-Williams Co.	33,059	14,321
	Ecolab Inc.	45,680	7,716
	Fastenal Co.	113,995	7,175
	Ingersoll-Rand plc	52,504	5,542
	Vulcan Materials Co.	49,082	5,471
	LyondellBasell Industries NV Class A	59,676	5,104
	Martin Marietta Materials Inc.	22,893	4,299
	Packaging Corp. of America	37,022	3,539
	Celanese Corp. Class A	33,641	3,441
	Lennox International Inc.	13,355	3,275
	Masco Corp.	83,006	3,118
*	Crown Holdings Inc.	51,252	2,782
	Chemours Co.	68,048	2,588
	International Flavors & Fragrances Inc.	19,072	2,432
	Versum Materials Inc.	42,234	2,069
	FMC Corp.	21,845	1,955
	WR Grace & Co.	19,901	1,546
	Sealed Air Corp.	34,649	1,511
	Watsco Inc.	9,942	1,431
*	Berry Global Group Inc.	25,663	1,347
	Armstrong World Industries Inc.	17,267	1,264
	NewMarket Corp.	2,826	1,241
	Eagle Materials Inc.	15,787	1,207
	Southern Copper Corp.	32,052	1,141
	Royal Gold Inc.	10,444	923
	Westlake Chemical Corp.	13,069	913
*	Axalta Coating Systems Ltd.	33,396	893
	International Paper Co.	18,189	833
	PPG Industries Inc.	6,458	723
	Scotts Miracle-Gro Co.	7,695	630
	RPM International Inc.	10,364	600
	Hexcel Corp.	7,303	527
	Steel Dynamics Inc.	13,460	502
*	Element Solutions Inc.	43,118	486
	Silgan Holdings Inc.	10,118	286
	Graphic Packaging Holding Co.	20,442	249
*	Univar Inc.	6,689	151
			115,587
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	3,325	32

Producer Durables (13.6%)
	Boeing Co.	212,426	93,459
	Union Pacific Corp.	269,722	45,232
	Accenture plc Class A	255,108	41,169
	3M Co.	188,881	39,172
	United Parcel Service Inc. Class B	274,125	30,209
	Caterpillar Inc.	209,006	28,705

36

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Honeywell International Inc.	183,706	28,304
	Lockheed Martin Corp.	89,711	27,757
	Automatic Data Processing Inc.	174,773	26,745
	Raytheon Co.	113,669	21,199
	Deere & Co.	128,168	21,025
	Illinois Tool Works Inc.	131,235	18,908
	Northrop Grumman Corp.	64,208	18,618
	FedEx Corp.	96,587	17,482
	Waste Management Inc.	143,479	14,527
	Emerson Electric Co.	176,846	12,052
	CSX Corp.	149,519	10,865
	Paychex Inc.	127,352	9,809
	Fortive Corp.	106,889	8,719
	Rockwell Automation Inc.	47,725	8,522
*	TransDigm Group Inc.	19,210	8,339
	Southwest Airlines Co.	145,551	8,157
*	Verisk Analytics Inc. Class A	63,549	8,034
	General Dynamics Corp.	46,276	7,877
	Cintas Corp.	34,646	7,158
*	Waters Corp.	27,667	6,701
*	Mettler-Toledo International Inc.	9,730	6,625
*	CoStar Group Inc.	14,177	6,486
	WW Grainger Inc.	18,024	5,493
	Expeditors International of Washington Inc.	68,213	5,113
	CH Robinson Worldwide Inc.	54,163	4,895
*	Copart Inc.	80,430	4,719
*	United Rentals Inc.	32,165	4,329
*	Zebra Technologies Corp.	20,906	4,192
	Spirit AeroSystems Holdings Inc. Class A	42,106	4,160
	IDEX Corp.	28,559	4,115
	Old Dominion Freight Line Inc.	26,152	3,943
	JB Hunt Transport Services Inc.	34,594	3,725
	Avery Dennison Corp.	34,372	3,713
	Cummins Inc.	21,316	3,285
	Robert Half International Inc.	47,146	3,215
	Delta Air Lines Inc.	63,413	3,144
	Graco Inc.	65,583	3,080
	Huntington Ingalls Industries Inc.	14,432	3,022
	Xylem Inc.	39,718	3,001
	AO Smith Corp.	56,753	2,947
	Nordson Corp.	21,463	2,914
	Allegion plc	31,138	2,801
	Toro Co.	40,413	2,771
	Booz Allen Hamilton Holding Corp. Class A	51,741	2,735
*	XPO Logistics Inc.	49,652	2,500
	Donaldson Co. Inc.	47,851	2,469
	Roper Technologies Inc.	7,510	2,431
	HEICO Corp. Class A	30,126	2,410
	Rollins Inc.	56,932	2,258
	Allison Transmission Holdings Inc.	44,918	2,232
	Lincoln Electric Holdings Inc.	25,028	2,163
	BWX Technologies Inc.	39,887	2,088
*	Sensata Technologies Holding plc	34,717	1,761
	Hubbell Inc. Class B	14,847	1,753
	Landstar System Inc.	15,999	1,739
	Parker-Hannifin Corp.	9,591	1,689
	National Instruments Corp.	35,857	1,676
*	Middleby Corp.	12,913	1,583
	Littelfuse Inc.	7,786	1,503
	HEICO Corp.	15,295	1,434
	AMETEK Inc.	17,059	1,358
*	HD Supply Holdings Inc.	21,558	927
	Textron Inc.	16,519	897
	Wabtec Corp.	12,026	881

37

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Welbilt Inc.	50,701	810
*	Resideo Technologies Inc.	30,065	773
	Genpact Ltd.	20,912	695
	MSC Industrial Direct Co. Inc. Class A	7,843	662
	Quanta Services Inc.	16,154	576
*	Gardner Denver Holdings Inc.	16,471	442
	Republic Services Inc. Class A	5,572	437
*	Genesee & Wyoming Inc. Class A	4,898	402
	FLIR Systems Inc.	4,700	242
	Curtiss-Wright Corp.	1,337	165
	Air Lease Corp. Class A	2,963	111
	Schneider National Inc. Class B	3,279	72
			704,306
Technology (33.7%)
	Apple Inc.	1,884,254	326,259
	Microsoft Corp.	2,847,223	318,974
*	Facebook Inc. Class A	943,439	152,318
*	Alphabet Inc. Class C	120,777	135,261
*	Alphabet Inc. Class A	118,539	133,540
*	Adobe Inc.	194,982	51,183
*	salesforce.com Inc.	285,197	46,672
	Texas Instruments Inc.	381,369	40,341
	International Business Machines Corp.	262,163	36,213
	NVIDIA Corp.	230,931	35,623
	Broadcom Inc.	97,939	26,968
	Intuit Inc.	96,653	23,886
*	ServiceNow Inc.	70,507	16,882
	Applied Materials Inc.	390,014	14,953
	Cognizant Technology Solutions Corp. Class A	208,986	14,834
*	Micron Technology Inc.	351,899	14,386
*	Red Hat Inc.	70,231	12,824
	Xilinx Inc.	100,970	12,652
	Activision Blizzard Inc.	299,032	12,601
*	Autodesk Inc.	73,096	11,915
*	Workday Inc. Class A	57,591	11,399
*	Electronic Arts Inc.	117,736	11,277
	Amphenol Corp. Class A	117,005	10,995
	Lam Research Corp.	61,533	10,835
*	Palo Alto Networks Inc.	36,096	8,889
*	Twitter Inc.	283,965	8,740
*	Advanced Micro Devices Inc.	371,441	8,740
	Microchip Technology Inc.	91,230	7,925
*	Splunk Inc.	58,107	7,896
	Harris Corp.	47,017	7,755
	KLA-Tencor Corp.	64,996	7,506
*	VeriSign Inc.	41,759	7,435
	NetApp Inc.	104,022	6,782
*	Arista Networks Inc.	22,884	6,528
*	Cadence Design Systems Inc.	110,788	6,343
*	IAC/InterActiveCorp	29,556	6,297
	Maxim Integrated Products Inc.	110,288	6,003
*	ANSYS Inc.	33,062	5,861
	Citrix Systems Inc.	53,627	5,658
	CDW Corp.	58,013	5,447
	Oracle Corp.	98,090	5,113
*	Gartner Inc.	35,124	4,998
*	GoDaddy Inc. Class A	66,848	4,990
*	Fortinet Inc.	55,861	4,848
	VMware Inc. Class A	28,161	4,838
	SS&C Technologies Holdings Inc.	76,171	4,691
*	PTC Inc.	46,310	4,299
*,^	Twilio Inc. Class A	34,825	4,238
*	Atlassian Corp. plc Class A	39,344	4,229
*	Akamai Technologies Inc.	58,885	4,102

38

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Skyworks Solutions Inc.	50,150	4,095
*	F5 Networks Inc.	24,251	4,078
*	Ultimate Software Group Inc.	12,100	4,011
*	Tableau Software Inc. Class A	28,292	3,732
*	Paycom Software Inc.	19,669	3,574
*	ON Semiconductor Corp.	166,090	3,568
	Cognex Corp.	65,635	3,505
*	Zendesk Inc.	41,685	3,294
*	EPAM Systems Inc.	20,359	3,294
*	Tyler Technologies Inc.	15,212	3,115
	CDK Global Inc.	51,421	2,983
*	Guidewire Software Inc.	32,159	2,950
*	Black Knight Inc.	56,358	2,945
*	GrubHub Inc.	35,787	2,920
*	Okta Inc.	34,065	2,891
*	RingCentral Inc. Class A	27,056	2,849
*	Nutanix Inc.	54,969	2,753
*	Aspen Technology Inc.	26,836	2,703
	Universal Display Corp.	16,925	2,526
	Analog Devices Inc.	23,215	2,483
*	Proofpoint Inc.	20,100	2,374
*	Take-Two Interactive Software Inc.	26,565	2,318
*	IPG Photonics Corp.	14,464	2,242
	Monolithic Power Systems Inc.	16,216	2,175
	Sabre Corp.	88,692	1,989
	MKS Instruments Inc.	21,048	1,744
*	RealPage Inc.	28,105	1,720
*	Teradata Corp.	33,716	1,631
*	DocuSign Inc. Class A	28,838	1,590
	Cypress Semiconductor Corp.	96,081	1,483
*	Manhattan Associates Inc.	25,630	1,403
*	Pure Storage Inc. Class A	63,926	1,309
	Marvell Technology Group Ltd.	59,615	1,189
	Match Group Inc.	20,816	1,153
	LogMeIn Inc.	13,388	1,064
*	NCR Corp.	37,694	1,056
	Motorola Solutions Inc.	7,114	1,018
	Pegasystems Inc.	14,626	961
*	Coherent Inc.	6,726	895
^	Ubiquiti Networks Inc.	5,895	851
*	FireEye Inc.	50,308	843
	Ceridian HCM Holding Inc.	13,508	662
	NXP Semiconductors NV	7,089	647
*	Synopsys Inc.	5,408	550
	Teradyne Inc.	10,896	445
*	Dell Technologies Inc.	4,584	256
*	Pluralsight Inc. Class A	7,662	249
*	Elastic NV	2,606	236
*	SolarWinds Corp.	7,990	152
*	Covetrus Inc.	3,498	125
	Switch Inc.	13,876	120
			1,741,661
Utilities (0.2%)
*	T-Mobile US Inc.	79,759	5,760
*	Zayo Group Holdings Inc.	89,037	2,208
			7,968
Total Common Stocks (Cost $3,889,952)			5,164,442

39

Vanguard® Russell 1000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Coupon
Temporary Cash Investment (0.3%)[1]
Money Market Fund (0.3%)
3,4	Vanguard Market Liquidity Fund (Cost $16,881)	2.563%	168,796	16,881

Total Investments (100.3%) (Cost $3,906,833)				5,181,323
Other Assets and Liabilities–Net (-0.3%)[4,5]				(15,178)
Net Assets (100%)				5,166,145

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,689,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $16,877,000 of collateral received for securities on loan.
5	Cash of $396,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

40

This page intentionally left blank.

41

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18482 042019

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (15.1%)
*	Etsy Inc.	142,856	10,181
*	Trade Desk Inc. Class A	39,832	7,868
*	Five Below Inc.	65,315	7,861
*	Planet Fitness Inc. Class A	105,730	6,215
*	Ollie’s Bargain Outlet Holdings Inc.	59,359	5,237
	Nexstar Media Group Inc. Class A	53,506	5,229
*	Deckers Outdoor Corp.	34,947	5,170
	New York Times Co. Class A	156,947	5,156
	Texas Roadhouse Inc. Class A	81,134	5,137
*	Chegg Inc.	129,543	5,134
	Marriott Vacations Worldwide Corp.	46,468	4,523
	Aaron’s Inc.	82,726	4,491
	World Wrestling Entertainment Inc. Class A	51,438	4,305
	Churchill Downs Inc.	42,179	3,956
	Wolverine World Wide Inc.	110,592	3,955
	American Eagle Outfitters Inc.	192,635	3,930
*	Eldorado Resorts Inc.	78,641	3,791
*	Cracker Barrel Old Country Store Inc.	22,988	3,724
*,^	RH	23,801	3,656
*	Helen of Troy Ltd.	31,710	3,555
	Dana Inc.	174,495	3,446
	Steven Madden Ltd.	104,383	3,444
*	Roku Inc.	51,756	3,431
	TEGNA Inc.	258,961	3,411
*	Adtalem Global Education Inc.	69,694	3,359
	Strategic Education Inc.	24,946	3,262
*	Penn National Gaming Inc.	131,241	3,261
	Boyd Gaming Corp.	98,640	2,936
	Sinclair Broadcast Group Inc. Class A	80,655	2,912
	Monro Inc.	37,993	2,899
*	Liberty Expedia Holdings Inc. Class A	65,033	2,881
*	Avis Budget Group Inc.	80,008	2,866
*	Murphy USA Inc.	35,881	2,790
*	Fox Factory Holding Corp.	43,034	2,727
	Meredith Corp.	47,223	2,704
	Bed Bath & Beyond Inc.	161,175	2,696
*	Liberty Latin America Ltd.	137,932	2,674
*	Belmond Ltd. Class A	106,857	2,655
	Jack in the Box Inc.	32,429	2,612
*	Sally Beauty Holdings Inc.	144,415	2,610
*	SiteOne Landscape Supply Inc.	48,555	2,608
*	Dorman Products Inc.	32,063	2,594
*	National Vision Holdings Inc.	75,291	2,530
	Dave & Buster’s Entertainment Inc.	47,695	2,448
	DSW Inc. Class A	82,326	2,438
	Lithia Motors Inc. Class A	26,658	2,406
	Cheesecake Factory Inc.	50,469	2,387
	LCI Industries	29,265	2,385
	Travelport Worldwide Ltd.	150,195	2,361
*	Taylor Morrison Home Corp. Class A	139,884	2,346
	KB Home	102,568	2,340
	Red Rock Resorts Inc. Class A	82,931	2,332
	Wingstop Inc.	34,742	2,314
	Office Depot Inc.	652,700	2,265
	BJ’s Wholesale Club Holdings Inc.	87,197	2,208
*	Cimpress NV	26,415	2,179
*	Meritor Inc.	97,474	2,172
*	American Axle & Manufacturing Holdings Inc.	133,428	2,148
*	TRI Pointe Group Inc.	169,582	2,137
	Brinker International Inc.	46,253	2,117
	Tenneco Inc. Class A	61,011	2,111

1

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Gray Television Inc.	95,759	2,098
	Bloomin’ Brands Inc.	99,360	2,055
*	Crocs Inc.	78,899	2,026
*	Meritage Homes Corp.	45,601	2,000
	Dine Brands Global Inc.	20,095	1,993
*	Stamps.com Inc.	21,070	1,980
	Callaway Golf Co.	112,762	1,941
*	Cars.com Inc.	82,435	1,941
*	Scientific Games Corp.	66,684	1,938
	Cooper Tire & Rubber Co.	60,449	1,932
	La-Z-Boy Inc.	55,930	1,925
*	Sotheby’s	42,285	1,855
*	G-III Apparel Group Ltd.	51,795	1,844
	Children’s Place Inc.	18,960	1,812
*	Shutterfly Inc.	40,114	1,798
*	SeaWorld Entertainment Inc.	65,865	1,797
*	Instructure Inc.	38,087	1,780
	Abercrombie & Fitch Co.	80,239	1,761
	Tupperware Brands Corp.	58,475	1,761
	Signet Jewelers Ltd.	62,264	1,750
*,^	Carvana Co. Class A	38,836	1,742
*	Laureate Education Inc. Class A	113,523	1,736
	PriceSmart Inc.	26,549	1,717
*	MSG Networks Inc.	71,026	1,715
*	Gentherm Inc.	41,760	1,712
*	Sleep Number Corp.	39,155	1,709
	MDC Holdings Inc.	58,655	1,692
*	Asbury Automotive Group Inc.	23,271	1,671
*	Shake Shack Inc. Class A	29,589	1,632
	Gannett Co. Inc.	135,965	1,596
	Oxford Industries Inc.	20,044	1,584
	Caleres Inc.	50,520	1,571
	Guess? Inc.	69,142	1,548
	Nutrisystem Inc.	35,413	1,533
	Inter Parfums Inc.	20,686	1,526
	Big Lots Inc.	48,167	1,519
*	Fitbit Inc. Class A	256,531	1,519
	Matthews International Corp. Class A	37,499	1,491
*	IMAX Corp.	64,335	1,474
	Scholastic Corp.	34,166	1,446
*	K12 Inc.	44,837	1,437
*	American Woodmark Corp.	16,825	1,433
*	Cavco Industries Inc.	10,281	1,423
	Viad Corp.	24,408	1,413
	GameStop Corp. Class A	120,402	1,409
	Group 1 Automotive Inc.	21,947	1,365
*	Career Education Corp.	81,718	1,358
*	At Home Group Inc.	53,869	1,319
*	Liberty TripAdvisor Holdings Inc. Class A	87,160	1,315
*	LGI Homes Inc.	22,203	1,312
*	Denny’s Corp.	73,254	1,279
*	Cooper-Standard Holdings Inc.	21,277	1,279
*	Hertz Global Holdings Inc.	65,925	1,259
	International Speedway Corp. Class A	29,078	1,258
*	Central Garden & Pet Co. Class A	45,110	1,256
	Standard Motor Products Inc.	25,197	1,242
	Winnebago Industries Inc.	37,129	1,212
	BJ’s Restaurants Inc.	24,830	1,188
^	Papa John’s International Inc.	26,643	1,165
	EW Scripps Co. Class A	54,577	1,154
*	Liberty Media Corp-Liberty Braves Class C	41,430	1,153
	Sturm Ruger & Co. Inc.	20,181	1,149
*	Malibu Boats Inc. Class A	24,592	1,136
*	Genesco Inc.	23,451	1,132

2

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
^	Dillard’s Inc. Class A	13,987	1,099
	Acushnet Holdings Corp.	41,728	1,039
	Shutterstock Inc.	22,384	1,037
*	Rent-A-Center Inc.	53,364	993
*	Liberty Latin America Ltd. Class A	50,315	987
*	Houghton Mifflin Harcourt Co.	124,335	983
*	Stoneridge Inc.	32,998	976
	Marcus Corp.	22,853	969
*	Quotient Technology Inc.	96,029	963
	New Media Investment Group Inc.	71,932	958
*	Boot Barn Holdings Inc.	33,230	947
	Entercom Communications Corp. Class A	153,685	947
*	Weight Watchers International Inc.	46,237	935
	AMC Entertainment Holdings Inc. Class A	62,502	877
	Chico’s FAS Inc.	149,592	874
	Ruth’s Hospitality Group Inc.	34,292	872
	HealthStream Inc.	31,135	866
*	Fossil Group Inc.	54,805	857
*	M/I Homes Inc.	32,089	836
*	American Outdoor Brands Corp.	64,722	812
*,^	GoPro Inc. Class A	137,404	801
	Tailored Brands Inc.	59,220	767
*	Regis Corp.	40,861	739
*	QuinStreet Inc.	53,682	719
*	Century Communities Inc.	31,420	717
	National CineMedia Inc.	92,581	717
*	Party City Holdco Inc.	68,288	711
*	Hudson Ltd. Class A	47,357	706
	Skyline Champion Corp.	34,650	688
	National Presto Industries Inc.	5,933	665
	Movado Group Inc.	18,966	664
	Buckle Inc.	34,080	654
*	American Public Education Inc.	19,373	626
	Tower International Inc.	23,622	606
*	Vista Outdoor Inc.	67,925	605
*	Care.com Inc.	23,417	590
*	Monarch Casino & Resort Inc.	13,450	590
*	America’s Car-Mart Inc.	7,092	579
*	1-800-Flowers.com Inc. Class A	32,397	578
	Ethan Allen Interiors Inc.	28,762	578
*,^	JC Penney Co. Inc.	374,855	570
*	Conn’s Inc.	23,750	560
*	Zumiez Inc.	22,424	554
*,^	Overstock.com Inc.	27,494	545
*	MasterCraft Boat Holdings Inc.	21,934	541
*	William Lyon Homes Class A	37,879	536
	Haverty Furniture Cos. Inc.	21,983	535
*	Universal Electronics Inc.	15,960	533
	Winmark Corp.	2,971	512
^	Camping World Holdings Inc. Class A	39,011	503
	YETI Holdings Inc.	20,247	486
	Shoe Carnival Inc.	12,642	482
*	Central Garden & Pet Co.	15,381	481
*	MarineMax Inc.	24,155	474
*	Red Robin Gourmet Burgers Inc.	15,473	471
*	Motorcar Parts of America Inc.	22,681	469
*	Ascena Retail Group Inc.	208,514	463
*	Beazer Homes USA Inc.	37,181	451
*	Carrols Restaurant Group Inc.	41,825	447
	Barnes & Noble Inc.	70,897	447
*	Chuy’s Holdings Inc.	19,909	445
*	Express Inc.	85,184	443
	Carriage Services Inc. Class A	20,830	438
*	Fiesta Restaurant Group Inc.	28,661	432

3

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Hooker Furniture Corp.	13,742	431
	Sonic Automotive Inc. Class A	28,474	428
*	Hibbett Sports Inc.	22,699	421
	Cato Corp. Class A	26,511	417
*	Eros International plc	42,532	409
*	Lumber Liquidators Holdings Inc.	34,536	408
*	Golden Entertainment Inc.	21,899	399
*	El Pollo Loco Holdings Inc.	25,501	386
*	ZAGG Inc.	32,897	382
	Johnson Outdoors Inc. Class A	5,811	381
*	Rosetta Stone Inc.	23,402	377
*	Del Taco Restaurants Inc.	36,246	375
	Emerald Expositions Events Inc.	29,519	371
*	Liberty Media Corp-Liberty Braves Class A	13,246	368
*	Central European Media Enterprises Ltd. Class A	103,229	362
*	Lindblad Expeditions Holdings Inc.	25,274	343
*	Del Frisco’s Restaurant Group Inc.	39,357	333
*	Reading International Inc. Class A	20,062	323
*	Drive Shack Inc.	73,117	322
*	Barnes & Noble Education Inc.	45,346	312
	Citi Trends Inc.	14,373	311
	Entravision Communications Corp. Class A	77,911	308
	Tile Shop Holdings Inc.	48,162	307
	Clarus Corp.	25,101	306
*,^	Daily Journal Corp.	1,337	301
*	Franklin Covey Co.	11,527	300
	Tilly’s Inc. Class A	24,569	298
*	Hemisphere Media Group Inc. Class A	21,386	297
*	WideOpenWest Inc.	35,232	290
*	Sportsman’s Warehouse Holdings Inc.	43,838	276
*	Century Casinos Inc.	32,398	273
*	Habit Restaurants Inc. Class A	24,072	271
*	Green Brick Partners Inc.	29,271	261
*,^	Revlon Inc. Class A	9,647	257
	RCI Hospitality Holdings Inc.	10,979	257
*	Vera Bradley Inc.	26,871	257
*	Duluth Holdings Inc.	9,783	248
*	Funko Inc. Class A	12,455	248
*	Tribune Publishing Co.	20,310	245
	Rocky Brands Inc.	8,114	243
	Speedway Motorsports Inc.	13,725	242
	Nathan’s Famous Inc.	3,362	239
	Bassett Furniture Industries Inc.	12,096	239
*	Clear Channel Outdoor Holdings Inc. Class A	43,412	238
*	Nautilus Inc.	35,448	231
*	Potbelly Corp.	27,245	229
*	Lands’ End Inc.	12,414	226
	Weyco Group Inc.	7,295	221
*	MDC Partners Inc. Class A	66,525	221
*	Kirkland’s Inc.	18,685	218
	Flexsteel Industries Inc.	8,635	215
*,^	LiveXLive Media Inc.	35,365	210
*	elf Beauty Inc.	26,309	209
	Lovesac Co.	6,690	202
^	Fluent Inc.	38,543	197
*,^	Sonos Inc.	18,866	195
	Superior Group of Cos. Inc.	10,741	187
	Hamilton Beach Brands Holding Co. Class A	7,662	186
	Superior Industries International Inc.	29,409	182
	Escalade Inc.	12,678	155
*,^	Boston Omaha Corp. Class A	6,074	152
	Saga Communications Inc. Class A	4,453	150
*	Red Lion Hotels Corp.	18,748	150
*	Gaia Inc. Class A	13,344	148

4

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Lifetime Brands Inc.	13,882	145
*	J Alexander’s Holdings Inc.	15,493	141
*	Biglari Holdings Inc. Class B	1,017	136
*	Pier 1 Imports Inc.	100,378	136
*	Container Store Group Inc.	19,445	133
*	Noodles & Co. Class A	16,698	131
	Marine Products Corp.	9,048	128
*	Cardlytics Inc.	7,078	125
	Bluegreen Vacations Corp.	8,887	116
*	J. Jill Inc.	19,201	114
*	RTW RetailWinds Inc.	35,109	107
*	Hovnanian Enterprises Inc. Class A	142,024	96
	Big 5 Sporting Goods Corp.	23,740	96
*,^	Vuzix Corp.	28,298	93
*	Town Sports International Holdings Inc.	16,758	91
*	Biglari Holdings Inc.	129	90
*	New Home Co. Inc.	15,238	83
*	Empire Resorts Inc.	4,532	62
*,^	Eastman Kodak Co.	20,247	62
	Beasley Broadcast Group Inc. Class A	9,849	40
*	Francesca’s Holdings Corp.	40,940	34
*,^	Purple Innovation Inc.	5,661	32
			376,322
Consumer Staples (2.4%)
*	Performance Food Group Co.	121,835	4,694
	Lancaster Colony Corp.	22,589	3,541
*	Boston Beer Co. Inc. Class A	9,859	3,082
	WD-40 Co.	16,295	2,916
*	Edgewell Personal Care Co.	64,405	2,857
	Sanderson Farms Inc.	24,371	2,808
	J&J Snack Foods Corp.	17,925	2,783
	B&G Foods Inc.	78,741	1,939
	Medifast Inc.	14,005	1,785
	Universal Corp.	29,607	1,757
	Core-Mark Holding Co. Inc.	54,764	1,726
	Cal-Maine Foods Inc.	37,399	1,649
	Calavo Growers Inc.	18,999	1,617
*	USANA Health Sciences Inc.	15,197	1,497
*	Simply Good Foods Co.	72,259	1,478
	Vector Group Ltd.	122,790	1,439
*	Hostess Brands Inc. Class A	118,400	1,437
	Coca-Cola Consolidated Inc.	5,641	1,398
	MGP Ingredients Inc.	15,869	1,299
*	Freshpet Inc.	31,467	1,297
	Andersons Inc.	32,741	1,210
	Fresh Del Monte Produce Inc.	36,544	1,012
	National Beverage Corp.	14,114	968
*,^	Rite Aid Corp.	1,265,774	937
*	United Natural Foods Inc.	61,377	921
*	Chefs’ Warehouse Inc.	25,925	830
	SpartanNash Co.	42,842	813
	Tootsie Roll Industries Inc.	19,729	734
	John B Sanfilippo & Son Inc.	10,290	715
*	Primo Water Corp.	39,365	577
	Weis Markets Inc.	11,309	569
	PetMed Express Inc.	23,761	548
	Ingles Markets Inc. Class A	16,762	522
*	Diplomat Pharmacy Inc.	68,242	440
	Dean Foods Co.	108,880	437
	Limoneira Co.	17,696	414
	Turning Point Brands Inc.	9,550	391
*,^	22nd Century Group Inc.	137,316	331
	Village Super Market Inc. Class A	9,777	300
*	GNC Holdings Inc. Class A	98,333	293

5

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Farmer Brothers Co.	11,999	286
*,^	Pyxus International Inc.	10,155	274
*,^	Cadiz Inc.	27,184	267
*	Craft Brew Alliance Inc.	15,156	258
*	Seneca Foods Corp. Class A	8,676	256
*	Smart & Final Stores Inc.	27,254	169
*	Natural Grocers by Vitamin Cottage Inc.	10,881	155
	Alico Inc.	4,073	123
	Natural Health Trends Corp.	8,611	110
*	Castle Brands Inc.	111,782	98
*,^	Celsius Holdings Inc.	27,519	98
*	Nature’s Sunshine Products Inc.	10,043	83
			58,138
Energy (3.5%)
	Delek US Holdings Inc.	97,270	3,441
*	Southwestern Energy Co.	705,454	2,984
*	PDC Energy Inc.	78,969	2,927
	Peabody Energy Corp.	93,493	2,884
*	Matador Resources Co.	126,457	2,352
	Golar LNG Ltd.	113,346	2,339
	World Fuel Services Corp.	80,425	2,227
*	Callon Petroleum Co.	273,787	2,094
	Arch Coal Inc. Class A	20,966	1,953
*	NOW Inc.	129,337	1,866
	McDermott International Inc.	215,264	1,825
*	Oceaneering International Inc.	117,562	1,816
*	Oasis Petroleum Inc.	323,618	1,809
*	Dril-Quip Inc.	42,408	1,807
*	Sunrun Inc.	115,650	1,794
*	Rowan Cos. plc Class A	152,566	1,726
*	ProPetro Holding Corp.	85,047	1,689
*	Cactus Inc. Class A	45,591	1,653
*	Gulfport Energy Corp.	209,559	1,605
	Warrior Met Coal Inc.	51,786	1,516
	SemGroup Corp. Class A	95,094	1,497
	Archrock Inc.	152,621	1,490
*	SRC Energy Inc.	290,631	1,337
*	C&J Energy Services Inc.	75,525	1,304
*	California Resources Corp.	54,292	1,284
*	CONSOL Energy Inc.	33,733	1,280
*	Helix Energy Solutions Group Inc.	169,059	1,251
*	Oil States International Inc.	70,927	1,216
*	Renewable Energy Group Inc.	44,325	1,178
*	Carrizo Oil & Gas Inc.	104,974	1,153
	TerraForm Power Inc. Class A	87,916	1,100
*	Denbury Resources Inc.	552,135	1,060
*,^	Tellurian Inc.	102,367	1,050
*	Unit Corp.	63,150	982
*	Newpark Resources Inc.	107,258	948
*,^	Enphase Energy Inc.	103,239	936
*	Noble Corp. plc	296,908	894
	CVR Energy Inc.	21,936	889
	Liberty Oilfield Services Inc. Class A	53,403	875
*	Superior Energy Services Inc.	182,466	854
*	Penn Virginia Corp.	14,959	803
*	SunCoke Energy Inc.	78,282	777
*	Diamond Offshore Drilling Inc.	77,792	743
	Green Plains Inc.	47,486	741
*	Jagged Peak Energy Inc.	77,760	736
*	Keane Group Inc.	61,540	678
*	Exterran Corp.	39,215	669
*	Matrix Service Co.	31,488	658
*	KLX Energy Services Holdings Inc.	24,296	640
*	Laredo Petroleum Inc.	184,987	634

6

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Par Pacific Holdings Inc.	36,803	622
*	W&T Offshore Inc.	112,147	584
*	Forum Energy Technologies Inc.	97,746	570
*	Northern Oil and Gas Inc.	231,319	548
*	Select Energy Services Inc. Class A	53,734	542
*	Frank’s International NV	86,417	541
*	Talos Energy Inc.	24,025	539
	Solaris Oilfield Infrastructure Inc. Class A	31,629	538
*	REX American Resources Corp.	6,620	528
*	TPI Composites Inc.	17,375	525
*	Bonanza Creek Energy Inc.	22,287	512
*,^	SunPower Corp. Class A	74,169	478
*	Nine Energy Service Inc.	17,625	462
*	Ring Energy Inc.	68,057	420
*	FTS International Inc.	39,170	403
*	Clean Energy Fuels Corp.	165,290	379
*	Ameresco Inc. Class A	22,823	374
*	TETRA Technologies Inc.	143,355	343
	Mammoth Energy Services Inc.	14,743	339
*	HighPoint Resources Corp.	128,222	332
	Panhandle Oil and Gas Inc. Class A	18,804	309
*	SandRidge Energy Inc.	36,172	281
*	Era Group Inc.	23,826	274
*	Natural Gas Services Group Inc.	14,762	273
*	SEACOR Marine Holdings Inc.	19,871	273
*	RigNet Inc.	16,648	258
*	Halcon Resources Corp.	158,590	238
*	Trecora Resources	24,334	234
*	Abraxas Petroleum Corp.	186,846	234
*	Flotek Industries Inc.	67,100	215
	Evolution Petroleum Corp.	30,118	213
	Berry Petroleum Corp.	15,778	201
*	Vivint Solar Inc.	36,999	193
*	SilverBow Resources Inc.	8,372	188
*	Independence Contract Drilling Inc.	57,214	177
*,^	Covia Holdings Corp.	36,698	175
*	ION Geophysical Corp.	12,695	167
*	Pioneer Energy Services Corp.	89,322	158
*	Earthstone Energy Inc. Class A	22,247	147
*	Midstates Petroleum Co. Inc.	16,087	139
*	Goodrich Petroleum Corp.	10,364	134
*	Ultra Petroleum Corp.	189,543	127
*	Infrastructure and Energy Alternatives Inc.	20,212	126
*,^	Eclipse Resources Corp.	105,777	124
	Hallador Energy Co.	20,396	110
*	Basic Energy Services Inc.	22,490	109
*	Isramco Inc.	919	104
	Adams Resources & Energy Inc.	2,583	103
*	CARBO Ceramics Inc.	24,123	98
*,^	Lilis Energy Inc.	51,848	93
*	Dawson Geophysical Co.	24,009	87
*,^	Smart Sand Inc.	26,297	79
*	NCS Multistage Holdings Inc.	11,814	65
*,^	FuelCell Energy Inc.	124,549	59
*	Profire Energy Inc.	27,076	51
*	Approach Resources Inc.	51,825	49
*	Cloud Peak Energy Inc.	87,129	45
*	Ramaco Resources Inc.	7,822	42
*	Quintana Energy Services Inc.	7,216	41
*	Key Energy Services Inc.	12,275	31
*,^	NextDecade Corp.	8,586	31
*,^	Alta Mesa Resources Inc. Class A	118,569	31
*,^	Zion Oil & Gas Inc.	61,676	30
*	EP Energy Corp. Class A	48,871	26

7

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Nuverra Environmental Solutions Inc.	1,478	15
*	Rosehill Resources Inc. Class A	1,821	6
	Noble Energy Inc.	8	—
			87,706
Financial Services (25.4%)
	Primerica Inc.	51,579	6,449
*	MGIC Investment Corp.	432,257	5,611
	Radian Group Inc.	258,261	5,258
	Kemper Corp.	63,017	5,237
	Pebblebrook Hotel Trust	162,864	5,213
	IBERIABANK Corp.	66,370	5,192
	First Financial Bankshares Inc.	77,740	5,041
	First Industrial Realty Trust Inc.	149,169	5,000
*	Essent Group Ltd.	114,775	4,951
	Cousins Properties Inc.	502,825	4,787
	Healthcare Realty Trust Inc.	148,156	4,689
	Blackstone Mortgage Trust Inc. Class A	133,578	4,606
*	United Bankshares Inc.	119,281	4,579
	Selective Insurance Group Inc.	69,313	4,572
	FirstCash Inc.	51,899	4,549
	Stifel Financial Corp.	82,843	4,509
	MB Financial Inc.	99,240	4,493
	EastGroup Properties Inc.	42,110	4,449
	Glacier Bancorp Inc.	101,379	4,442
	Hancock Whitney Corp.	101,570	4,437
	Ryman Hospitality Properties Inc.	53,434	4,328
	Sunstone Hotel Investors Inc.	272,485	4,101
	Valley National Bancorp	385,042	4,066
	Physicians Realty Trust	218,653	3,951
	Chemical Financial Corp.	85,409	3,914
	Community Bank System Inc.	60,025	3,889
	RLJ Lodging Trust	208,212	3,867
	Sabra Health Care REIT Inc.	212,951	3,859
	National Health Investors Inc.	48,833	3,810
	Rexford Industrial Realty Inc.	110,267	3,780
*	Green Dot Corp. Class A	57,668	3,722
*	UMB Financial Corp.	54,093	3,722
	Home BancShares Inc.	190,957	3,720
	BancorpSouth Bank	112,380	3,662
	Investors Bancorp Inc.	288,698	3,629
	Cathay General Bancorp	92,303	3,585
	Fulton Financial Corp.	205,677	3,534
	PS Business Parks Inc.	23,823	3,506
	Federated Investors Inc. Class B	115,584	3,439
	American Equity Investment Life Holding Co.	106,855	3,382
	CNO Financial Group Inc.	196,915	3,353
	Columbia Banking System Inc.	87,299	3,307
	RLI Corp.	46,816	3,301
	Union Bankshares Corp.	91,850	3,267
	GEO Group Inc.	143,418	3,258
	STAG Industrial Inc.	116,741	3,231
	Old National Bancorp	180,147	3,203
	First Financial Bancorp	113,976	3,161
^	Piedmont Office Realty Trust Inc. Class A	153,516	3,142
	Kennedy-Wilson Holdings Inc.	149,378	3,104
	South State Corp.	43,591	3,097
	Washington Federal Inc.	99,529	3,054
	CVB Financial Corp.	133,630	3,045
*,^	LendingTree Inc.	9,505	3,032
	CoreCivic Inc.	142,272	3,013
	Americold Realty Trust	103,063	2,963
	First BanCorp	255,033	2,935
	First Midwest Bancorp Inc.	125,927	2,915
	Simmons First National Corp. Class A	107,929	2,896

8

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	CenterState Bank Corp.	109,278	2,892
	Cadence BanCorp Class A	143,999	2,879
	PotlatchDeltic Corp.	79,459	2,860
	Terreno Realty Corp.	69,337	2,836
	Trustmark Corp.	79,401	2,817
	Independent Bank Corp.	32,459	2,763
	Acadia Realty Trust	96,601	2,752
	International Bancshares Corp.	66,170	2,701
	Argo Group International Holdings Ltd.	38,675	2,688
	Apollo Commercial Real Estate Finance Inc.	147,048	2,670
	Bank of NT Butterfield & Son Ltd.	65,366	2,663
	Great Western Bancorp Inc.	70,867	2,661
	WesBanco Inc.	62,542	2,654
	DiamondRock Hospitality Co.	247,129	2,642
	Agree Realty Corp.	40,102	2,636
	Xenia Hotels & Resorts Inc.	134,837	2,633
	United Community Banks Inc.	93,819	2,598
	ProAssurance Corp.	63,641	2,584
*	Enstar Group Ltd.	14,373	2,564
	QTS Realty Trust Inc. Class A	61,020	2,546
	Urban Edge Properties	130,861	2,541
	Washington REIT	95,759	2,537
	First Merchants Corp.	59,121	2,388
	Banner Corp.	38,398	2,386
	Moelis & Co. Class A	53,420	2,383
	LegacyTexas Financial Group Inc.	57,052	2,381
	Tanger Factory Outlet Centers Inc.	109,971	2,374
	Lexington Realty Trust	253,755	2,357
*	Genworth Financial Inc. Class A	604,625	2,340
	Retail Opportunity Investments Corp.	134,230	2,305
*	Axos Financial Inc.	70,804	2,286
	Mack-Cali Realty Corp.	108,340	2,276
	Independent Bank Group Inc.	39,156	2,269
*	Eagle Bancorp Inc.	38,225	2,263
	CareTrust REIT Inc.	99,646	2,226
	Four Corners Property Trust Inc.	81,030	2,219
	Renasant Corp.	57,768	2,211
	Towne Bank	78,961	2,177
	Hope Bancorp Inc.	148,929	2,171
	Chesapeake Lodging Trust	71,029	2,139
	Invesco Mortgage Capital Inc.	134,112	2,135
	Northwest Bancshares Inc.	113,795	2,117
	LTC Properties Inc.	47,098	2,092
	EVERTEC Inc.	72,936	2,087
	Ameris Bancorp	50,778	2,070
	Capitol Federal Financial Inc.	154,346	2,064
	Provident Financial Services Inc.	74,259	2,038
	HFF Inc. Class A	44,964	2,032
	Ladder Capital Corp. Class A	110,689	2,031
	American Assets Trust Inc.	46,081	2,002
	National General Holdings Corp.	77,459	1,999
	Westamerica Bancorporation	30,881	1,985
	NBT Bancorp Inc.	51,115	1,975
	ServisFirst Bancshares Inc.	55,757	1,950
	Horace Mann Educators Corp.	49,273	1,931
	National Storage Affiliates Trust	67,860	1,922
*,^	Redfin Corp.	94,962	1,896
*	Cannae Holdings Inc.	82,672	1,895
*	Alexander & Baldwin Inc.	81,685	1,873
	Houlihan Lokey Inc. Class A	40,526	1,863
	Walker & Dunlop Inc.	33,158	1,850
*	NMI Holdings Inc. Class A	75,453	1,822
	Colony Credit Real Estate Inc.	100,673	1,755
	Office Properties Income Trust	57,230	1,746

9

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*,^	Seritage Growth Properties Class A	39,161	1,729
	Navigators Group Inc.	24,756	1,727
*	PRA Group Inc.	53,577	1,725
	Waddell & Reed Financial Inc. Class A	93,165	1,724
	Heartland Financial USA Inc.	35,226	1,712
	S&T Bancorp Inc.	41,279	1,708
	First Commonwealth Financial Corp.	119,636	1,682
	Newmark Group Inc. Class A	179,200	1,659
	Hilltop Holdings Inc.	86,286	1,658
	Park National Corp.	16,476	1,650
	First Interstate BancSystem Inc. Class A	39,172	1,631
	Pacific Premier Bancorp Inc.	54,533	1,628
	Industrial Logistics Properties Trust	77,460	1,616
	Employers Holdings Inc.	38,642	1,610
*	Seacoast Banking Corp. of Florida	55,070	1,598
	Safety Insurance Group Inc.	17,604	1,573
	WSFS Financial Corp.	36,191	1,566
	Kite Realty Group Trust	99,481	1,566
	Kinsale Capital Group Inc.	23,426	1,564
	Tier REIT Inc.	64,435	1,563
	Global Net Lease Inc.	86,917	1,551
	Berkshire Hills Bancorp Inc.	48,883	1,531
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	61,963	1,526
	City Holding Co.	19,013	1,524
	Artisan Partners Asset Management Inc. Class A	57,661	1,516
	Brookline Bancorp Inc.	94,696	1,513
	Redwood Trust Inc.	98,481	1,507
	Kearny Financial Corp.	109,585	1,489
	Universal Insurance Holdings Inc.	37,931	1,481
	Veritex Holdings Inc.	52,497	1,470
	PennyMac Mortgage Investment Trust	71,862	1,465
*	FGL Holdings	175,817	1,459
	Sandy Spring Bancorp Inc.	41,567	1,458
	AMERISAFE Inc.	22,907	1,446
	Heritage Financial Corp.	43,814	1,442
	OceanFirst Financial Corp.	56,991	1,436
	Tompkins Financial Corp.	17,765	1,428
	Lakeland Financial Corp.	29,302	1,416
	Summit Hotel Properties Inc.	124,070	1,413
	First Busey Corp.	52,405	1,412
*	Cardtronics plc Class A	47,671	1,407
	Monmouth Real Estate Investment Corp.	104,647	1,388
	Southside Bancshares Inc.	39,815	1,382
	First Bancorp	35,094	1,375
	BrightSphere Investment Group plc	96,511	1,366
	Beneficial Bancorp Inc.	81,967	1,321
	Easterly Government Properties Inc.	72,530	1,304
	Washington Prime Group Inc.	224,631	1,298
	Getty Realty Corp.	39,293	1,295
	James River Group Holdings Ltd.	31,134	1,279
	National Bank Holdings Corp. Class A	34,315	1,240
	Enterprise Financial Services Corp.	27,321	1,234
	TriCo Bancshares	30,653	1,233
	United Fire Group Inc.	25,271	1,232
	Nelnet Inc. Class A	22,335	1,224
	BancFirst Corp.	21,654	1,221
	Stewart Information Services Corp.	28,095	1,206
	Mr Cooper Group Inc.	88,306	1,205
	RPT Realty	95,044	1,205
	Piper Jaffray Cos.	17,215	1,204
*	eHealth Inc.	22,489	1,201
	Boston Private Financial Holdings Inc.	100,179	1,191
	Investment Technology Group Inc.	38,684	1,169
	Flagstar Bancorp Inc.	35,464	1,158

10

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Universal Health Realty Income Trust	15,492	1,154
*	LendingClub Corp.	385,818	1,146
	InfraREIT Inc.	52,512	1,121
	Cohen & Steers Inc.	26,799	1,119
	New York Mortgage Trust Inc.	186,448	1,119
	PJT Partners Inc.	23,961	1,108
	Chatham Lodging Trust	55,133	1,102
	WisdomTree Investments Inc.	139,675	1,087
	Independence Realty Trust Inc.	104,514	1,083
	OFG Bancorp	52,127	1,079
*	Ambac Financial Group Inc.	53,718	1,062
*	MBIA Inc.	106,501	1,058
*	Encore Capital Group Inc.	30,914	1,057
*	Cushman & Wakefield plc	56,433	1,034
*	Enova International Inc.	40,020	1,021
^	Arbor Realty Trust Inc.	78,840	1,020
	ARMOUR Residential REIT Inc.	50,065	1,004
	Central Pacific Financial Corp.	33,799	986
	Granite Point Mortgage Trust Inc.	51,541	980
	Bryn Mawr Bank Corp.	24,016	979
*	Triumph Bancorp Inc.	28,853	977
	Alexander’s Inc.	2,560	977
	NorthStar Realty Europe Corp.	53,680	963
	TrustCo Bank Corp. NY	113,032	957
	Washington Trust Bancorp Inc.	18,133	950
	United Financial Bancorp Inc.	61,035	948
*	Columbia Financial Inc.	58,992	946
*	Third Point Reinsurance Ltd.	88,169	943
	Meridian Bancorp Inc.	57,717	940
	Hamilton Lane Inc. Class A	20,056	936
*	National Commerce Corp.	21,416	936
	Carolina Financial Corp.	25,254	925
	Stock Yards Bancorp Inc.	25,959	925
	Univest Financial Corp.	34,560	916
*,^	Trupanion Inc.	30,107	914
*	World Acceptance Corp.	7,397	910
	Armada Hoffler Properties Inc.	59,434	909
	Capstead Mortgage Corp.	108,896	904
	Cass Information Systems Inc.	17,276	902
	Lakeland Bancorp Inc.	53,829	901
*	Marcus & Millichap Inc.	23,299	900
	1st Source Corp.	18,907	899
	Banc of California Inc.	51,817	897
	Franklin Street Properties Corp.	123,826	897
	Hanmi Financial Corp.	38,491	888
	Federal Agricultural Mortgage Corp.	10,817	886
	Innovative Industrial Properties Inc.	11,163	882
	Oritani Financial Corp.	48,208	865
	Investors Real Estate Trust	14,274	862
	Preferred Bank	16,786	860
	Fidelity Southern Corp.	26,355	859
	Virtus Investment Partners Inc.	8,331	852
*	Focus Financial Partners Inc. Class A	22,402	848
	TPG RE Finance Trust Inc.	42,194	845
	National Western Life Group Inc. Class A	2,741	844
	RE/MAX Holdings Inc. Class A	21,398	839
*	HomeStreet Inc.	30,071	839
	Camden National Corp.	18,676	838
	FBL Financial Group Inc. Class A	11,903	832
	Saul Centers Inc.	14,285	810
	Community Trust Bancorp Inc.	18,769	803
*	INTL. FCStone Inc.	18,436	802
	Hersha Hospitality Trust Class A	42,476	801
	NexPoint Residential Trust Inc.	22,135	796

11

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	ConnectOne Bancorp Inc.	36,456	786
	Meta Financial Group Inc.	33,552	783
	German American Bancorp Inc.	25,073	777
	Horizon Bancorp Inc.	43,911	776
	Flushing Financial Corp.	33,331	774
	Northfield Bancorp Inc.	51,736	771
*	Evo Payments Inc. Class A	28,862	771
	Banco Latinoamericano de Comercio Exterior SA	36,449	763
	Origin Bancorp Inc.	21,045	759
	Dime Community Bancshares Inc.	37,865	757
*	Customers Bancorp Inc.	35,348	756
	Community Healthcare Trust Inc.	21,028	751
	First Defiance Financial Corp.	24,069	745
	Great Southern Bancorp Inc.	13,117	743
	CBTX Inc.	22,223	740
	Urstadt Biddle Properties Inc. Class A	35,206	737
	Preferred Apartment Communities Inc. Class A	48,132	734
	Essential Properties Realty Trust Inc.	42,910	728
	Bank of Marin Bancorp	16,208	721
	Gladstone Commercial Corp.	34,123	704
	First Foundation Inc.	45,983	701
	Peoples Bancorp Inc.	20,972	699
	FB Financial Corp.	19,704	699
	First of Long Island Corp.	29,531	690
	Blue Hills Bancorp Inc.	27,723	690
	CorePoint Lodging Inc.	49,360	690
	First Community Bankshares Inc.	19,212	689
	iStar Inc.	77,376	677
	State Auto Financial Corp.	19,914	671
*	TriState Capital Holdings Inc.	29,608	669
	Mercantile Bank Corp.	19,230	666
	Heritage Commerce Corp.	47,396	662
	Front Yard Residential Corp.	59,365	661
	Bridge Bancorp Inc.	19,784	652
	Midland States Bancorp Inc.	25,410	648
*	St. Joe Co.	41,450	644
	First Financial Corp.	14,464	642
	Peapack Gladstone Financial Corp.	21,815	634
	Independent Bank Corp.	26,004	605
*	Everi Holdings Inc.	78,426	603
	AG Mortgage Investment Trust Inc.	33,648	598
	RMR Group Inc. Class A	8,326	596
	Whitestone REIT	45,416	591
	United Community Financial Corp.	58,727	588
*	Atlantic Capital Bancshares Inc.	30,330	585
*	EZCORP Inc. Class A	59,757	584
*,^	Health Insurance Innovations Inc. Class A	15,609	581
	HomeTrust Bancshares Inc.	21,053	573
	CatchMark Timber Trust Inc. Class A	59,921	572
*	Donnelley Financial Solutions Inc.	40,111	570
*	Nicolet Bankshares Inc.	9,876	567
	UMH Properties Inc.	41,082	562
	Diamond Hill Investment Group Inc.	3,939	559
	QCR Holdings Inc.	15,626	559
	Western Asset Mortgage Capital Corp.	55,675	558
*	PennyMac Financial Services Inc.	23,840	556
	Ashford Hospitality Trust Inc.	103,598	555
	People’s Utah Bancorp	18,724	550
	Financial Institutions Inc.	18,157	547
*	Bancorp Inc.	59,820	543
*	Allegiance Bancshares Inc.	14,174	542
	First Mid-Illinois Bancshares Inc.	15,495	541
*	Equity Bancshares Inc. Class A	15,886	540
	Opus Bank	23,388	533

12

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Old Line Bancshares Inc.	18,573	532
	KKR Real Estate Finance Trust Inc.	25,597	521
	Republic Bancorp Inc. Class A	11,386	515
	CorEnergy Infrastructure Trust Inc.	14,079	513
	Arrow Financial Corp.	14,450	512
	One Liberty Properties Inc.	17,750	512
*	Cowen Inc. Class A	32,982	511
	Pennsylvania REIT	82,997	510
	Waterstone Financial Inc.	30,212	509
	City Office REIT Inc.	46,244	509
	Greenhill & Co. Inc.	21,298	501
	Franklin Financial Network Inc.	15,212	499
	Old Second Bancorp Inc.	34,935	499
	Live Oak Bancshares Inc.	30,375	492
	Anworth Mortgage Asset Corp.	115,399	492
	BBX Capital Corp. Class A	79,648	487
	Ares Commercial Real Estate Corp.	31,778	485
	First Bancshares Inc.	14,766	484
	CNB Financial Corp.	17,383	483
	Bar Harbor Bankshares	18,240	471
*	Tejon Ranch Co.	25,244	467
	Jernigan Capital Inc.	21,661	465
	New Senior Investment Group Inc.	88,681	458
	Braemar Hotels & Resorts Inc.	34,916	455
	Sierra Bancorp	16,723	451
	West Bancorporation Inc.	19,226	445
	Farmers National Banc Corp.	30,077	443
*	FRP Holdings Inc.	8,515	436
^	CBL & Associates Properties Inc.	200,988	430
	Dynex Capital Inc.	69,057	421
	MidWestOne Financial Group Inc.	13,349	415
	Orchid Island Capital Inc.	62,021	414
	B. Riley Financial Inc.	24,302	414
	United Insurance Holdings Corp.	24,783	406
	Merchants Bancorp	19,461	406
	HCI Group Inc.	8,677	401
	PCSB Financial Corp.	19,658	400
*,^	Citizens Inc. Class A	58,440	399
*	Byline Bancorp Inc.	19,425	397
	Exantas Capital Corp.	36,087	392
	Global Indemnity Ltd.	10,140	391
	Westwood Holdings Group Inc.	10,021	387
*	Greenlight Capital Re Ltd. Class A	34,111	382
	Southern National Bancorp of Virginia Inc.	23,750	376
*	On Deck Capital Inc.	60,987	374
	Spirit MTA REIT	50,853	374
	Citizens & Northern Corp.	13,977	367
*,^	Goosehead Insurance Inc. Class A	11,583	365
	Cedar Realty Trust Inc.	104,542	364
	Enterprise Bancorp Inc.	11,468	364
	Cambridge Bancorp	4,358	362
	MedEquities Realty Trust Inc.	33,851	361
	Heritage Insurance Holdings Inc.	24,149	360
	Civista Bancshares Inc.	16,819	359
	Peoples Financial Services Corp.	8,194	359
	RBB Bancorp	16,532	358
	Ladenburg Thalmann Financial Services Inc.	120,828	355
	Cherry Hill Mortgage Investment Corp.	19,146	355
*	BSB Bancorp Inc.	10,054	355
	American National Bankshares Inc.	9,809	351
	EMC Insurance Group Inc.	10,953	350
	Ready Capital Corp.	21,078	340
	Macatawa Bank Corp.	31,010	338
	Capital City Bank Group Inc.	13,607	336

13

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Republic First Bancorp Inc.	52,261	334
	Home Bancorp Inc.	9,359	331
	ACNB Corp.	8,279	326
	Farmers & Merchants Bancorp Inc.	10,633	325
	Oppenheimer Holdings Inc. Class A	11,451	323
	National Bankshares Inc.	8,085	319
	First Bancorp Inc.	12,111	319
	Hingham Institution for Savings	1,614	316
	Summit Financial Group Inc.	12,896	315
	Business First Bancshares Inc.	12,641	312
	Southern Missouri Bancorp Inc.	8,633	312
*	Southern First Bancshares Inc.	8,193	312
	Western New England Bancorp Inc.	31,462	309
*	Bridgewater Bancshares Inc.	27,574	308
	Northrim BanCorp Inc.	8,123	305
*	Ocwen Financial Corp.	142,127	304
	Bluerock Residential Growth REIT Inc. Class A	28,537	303
*	Regional Management Corp.	10,971	298
*	Metropolitan Bank Holding Corp.	7,690	296
	Arlington Asset Investment Corp. Class A	35,585	295
*	Altisource Portfolio Solutions SA	11,729	294
*	Baycom Corp.	12,561	290
	Ames National Corp.	10,248	285
*	HarborOne Bancorp Inc.	17,574	283
	Guaranty Bancshares Inc.	9,143	281
	Investors Title Co.	1,639	279
	Consolidated-Tomoka Land Co.	4,524	267
	Central Valley Community Bancorp	13,705	267
	Century Bancorp Inc. Class A	3,449	267
	Reliant Bancorp Inc.	12,078	265
*	SmartFinancial Inc.	13,478	264
	Sterling Bancorp Inc.	25,978	262
	First Choice Bancorp	11,089	258
	Territorial Bancorp Inc.	9,160	257
	Investar Holding Corp.	10,540	257
	Luther Burbank Corp.	24,133	252
	Amalgamated Bank Class A	14,138	250
	Great Ajax Corp.	18,918	250
	FedNat Holding Co.	13,707	250
	First Internet Bancorp	11,550	249
*	Safeguard Scientifics Inc.	22,936	249
	BankFinancial Corp.	15,702	246
*	PICO Holdings Inc.	23,797	245
	Codorus Valley Bancorp Inc.	10,786	245
	Pacific City Financial Corp.	14,056	239
	Timberland Bancorp Inc.	7,746	237
	Protective Insurance Corp. Class B	11,213	237
*	Spirit of Texas Bancshares Inc.	10,955	237
	Premier Financial Bancorp Inc.	14,190	235
	Union Bankshares Inc.	5,052	235
	Penns Woods Bancorp Inc.	5,345	234
	FS Bancorp Inc.	4,512	234
	MBT Financial Corp.	21,129	234
	Clipper Realty Inc.	17,766	234
	Shore Bancshares Inc.	14,759	232
	Global Medical REIT Inc.	22,298	230
	GAIN Capital Holdings Inc.	32,541	225
	First Bank	19,306	223
*	Select Bancorp Inc.	19,203	222
	Bank of Princeton	6,815	222
	Bankwell Financial Group Inc.	7,323	222
	MutualFirst Financial Inc.	6,978	219
	First Business Financial Services Inc.	9,892	218
*	Howard Bancorp Inc.	16,182	215

14

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Independence Holding Co.	5,509	210
*	Forestar Group Inc.	12,347	210
	BCB Bancorp Inc.	15,935	209
	Bank of Commerce Holdings	18,398	209
	Norwood Financial Corp.	6,811	209
	C&F Financial Corp.	3,991	206
	MidSouth Bancorp Inc.	17,928	204
*	Community Bankers Trust Corp.	25,518	204
	Pzena Investment Management Inc. Class A	20,424	203
	Unity Bancorp Inc.	9,170	203
*	I3 Verticals Inc. Class A	9,580	202
	SB One Bancorp	8,433	199
	Evans Bancorp Inc.	5,577	199
	Tiptree Inc.	31,950	196
	SI Financial Group Inc.	13,261	196
	Riverview Bancorp Inc.	25,261	196
*	Entegra Financial Corp.	8,097	195
^	Fidelity D&D Bancorp Inc.	3,319	193
	Prudential Bancorp Inc.	10,593	192
	Gladstone Land Corp.	15,361	188
	Northeast Bancorp	9,250	188
	First Northwest Bancorp	11,636	188
	Parke Bancorp Inc.	8,404	186
	Kingstone Cos. Inc.	11,034	185
*	Malvern Bancorp Inc.	8,833	183
	Orrstown Financial Services Inc.	8,971	183
	LCNB Corp.	10,763	183
	Chemung Financial Corp.	3,928	183
^	Farmland Partners Inc.	35,400	182
	ESSA Bancorp Inc.	11,346	181
	Ohio Valley Banc Corp.	4,927	180
*	Safehold Inc.	9,308	178
*	NI Holdings Inc.	11,642	176
*	Stratus Properties Inc.	7,198	175
	United Security Bancshares	15,747	170
	Community Financial Corp.	5,652	170
	First Community Corp.	8,472	170
	1st Constitution Bancorp	8,755	163
*	Esquire Financial Holdings Inc.	7,047	161
*	Hallmark Financial Services Inc.	15,274	160
	Capstar Financial Holdings Inc.	9,473	159
	First Financial Northwest Inc.	9,782	159
*	Pacific Mercantile Bancorp	18,914	156
	MVB Financial Corp.	10,148	155
*	Curo Group Holdings Corp.	14,070	155
	Peoples Bancorp of North Carolina Inc.	5,448	154
	Donegal Group Inc. Class A	11,204	151
	Oak Valley Bancorp	8,344	149
	Middlefield Banc Corp.	3,536	148
	Silvercrest Asset Management Group Inc. Class A	9,674	145
	Crawford & Co. Class B	14,103	145
	Level One Bancorp Inc.	6,237	144
	BRT Apartments Corp.	10,681	142
	OP Bancorp	15,468	140
	CB Financial Services Inc.	5,419	140
	First United Corp.	7,927	137
*	PDL Community Bancorp	10,322	135
	Mid Penn Bancorp Inc.	5,499	135
	Coastal Financial Corp.	7,768	127
*	Provident Bancorp Inc.	5,330	123
	First Guaranty Bancshares Inc.	5,857	122
	Greene County Bancorp Inc.	3,755	118
	County Bancorp Inc.	6,158	118
	Associated Capital Group Inc. Class A	2,731	116

15

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	GAMCO Investors Inc. Class A	5,581	114
	First Savings Financial Group Inc.	2,173	114
*,^	Siebert Financial Corp.	8,969	113
*	Elevate Credit Inc.	23,882	105
	Maiden Holdings Ltd.	80,606	99
	Auburn National Bancorporation Inc.	2,852	96
*	Maui Land & Pineapple Co. Inc.	8,016	91
*	Trinity Place Holdings Inc.	21,943	89
*	MoneyGram International Inc.	36,261	88
	Capital Bancorp Inc.	7,418	88
*	Transcontinental Realty Investors Inc.	2,135	71
	Bank7 Corp.	3,995	64
	Oconee Federal Financial Corp.	2,139	58
*	Ashford Inc.	844	52
*	FVCBankcorp Inc.	2,749	49
*	Impac Mortgage Holdings Inc.	12,142	49
*	American Realty Investors Inc.	2,753	35
	Griffin Industrial Realty Inc.	948	32
	Value Line Inc.	1,425	29
	Synovus Financial Corp.	1	—
			632,045
Health Care (15.2%)
*	Horizon Pharma plc	200,478	5,816
*	Array BioPharma Inc.	246,937	5,665
*	LivaNova plc	58,173	5,422
*	Haemonetics Corp.	62,093	5,394
*	FibroGen Inc.	90,705	5,243
*	HealthEquity Inc.	64,692	5,206
*	Medidata Solutions Inc.	68,956	5,173
*	Teladoc Health Inc.	80,006	5,149
*	Novocure Ltd.	87,897	4,721
*	Wright Medical Group NV	148,885	4,662
*	Spark Therapeutics Inc.	37,525	4,252
*	Globus Medical Inc.	86,809	4,227
*	Blueprint Medicines Corp.	49,498	4,068
*	Tandem Diabetes Care Inc.	60,864	3,991
*	Amedisys Inc.	31,906	3,966
*	Omnicell Inc.	46,230	3,927
*	LHC Group Inc.	35,171	3,858
*	Ultragenyx Pharmaceutical Inc.	59,029	3,786
*	Neogen Corp.	60,169	3,728
*	NuVasive Inc.	61,400	3,616
*	Merit Medical Systems Inc.	63,612	3,545
*	HMS Holdings Corp.	98,911	3,408
*	Integer Holdings Corp.	37,135	3,378
*	Emergent BioSolutions Inc.	54,524	3,181
*	Global Blood Therapeutics Inc.	59,834	3,141
*	ACADIA Pharmaceuticals Inc.	118,041	3,128
*,^	Ligand Pharmaceuticals Inc.	25,065	3,110
*	Syneos Health Inc.	74,244	3,101
*	Glaukos Corp.	40,645	3,015
*	Arena Pharmaceuticals Inc.	59,457	2,968
*	Endo International plc	267,398	2,939
	Ensign Group Inc.	59,396	2,937
*	BioTelemetry Inc.	39,304	2,937
*	Tenet Healthcare Corp.	99,835	2,853
*	Repligen Corp.	46,833	2,787
*	Immunomedics Inc.	176,303	2,779
*	AMN Healthcare Services Inc.	55,140	2,758
*	iRhythm Technologies Inc.	28,752	2,754
*	Amicus Therapeutics Inc.	225,105	2,724
*	Insmed Inc.	91,618	2,716
*	Quidel Corp.	40,974	2,686
*	Zogenix Inc.	50,338	2,654

16

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Avanos Medical Inc.	56,127	2,642
*	Intercept Pharmaceuticals Inc.	26,235	2,617
*	Myriad Genetics Inc.	84,013	2,607
*	Halozyme Therapeutics Inc.	148,073	2,554
*	Mallinckrodt plc	98,476	2,458
*	Ironwood Pharmaceuticals Inc. Class A	168,799	2,404
*	Portola Pharmaceuticals Inc.	78,029	2,396
*	Supernus Pharmaceuticals Inc.	58,630	2,394
	CONMED Corp.	30,177	2,321
*	Inogen Inc.	21,341	2,293
*	Allscripts Healthcare Solutions Inc.	208,590	2,236
	Patterson Cos. Inc.	98,284	2,216
*	Heron Therapeutics Inc.	82,692	2,189
*	Reata Pharmaceuticals Inc. Class A	22,424	2,115
*	Enanta Pharmaceuticals Inc.	20,111	2,062
*	Acceleron Pharma Inc.	46,500	2,048
*	Medicines Co.	82,704	2,040
*,^	Arrowhead Pharmaceuticals Inc.	104,405	2,038
*	Magellan Health Inc.	29,502	2,009
*	REGENXBIO Inc.	38,483	1,991
*	Aerie Pharmaceuticals Inc.	42,361	1,977
*	Pacira Pharmaceuticals Inc.	47,818	1,969
*	STAAR Surgical Co.	52,704	1,940
*	Select Medical Holdings Corp.	129,945	1,926
*	Genomic Health Inc.	25,113	1,908
*	PTC Therapeutics Inc.	54,381	1,878
*	MyoKardia Inc.	40,868	1,833
*	Prestige Consumer Healthcare Inc.	62,443	1,827
*	Atara Biotherapeutics Inc.	50,400	1,805
*	Mirati Therapeutics Inc.	24,199	1,762
*	AnaptysBio Inc.	25,391	1,749
*	Clovis Oncology Inc.	56,942	1,724
*	Xencor Inc.	56,069	1,701
*	Cambrex Corp.	40,188	1,661
	US Physical Therapy Inc.	14,949	1,648
*	Nevro Corp.	34,923	1,609
*	Tactile Systems Technology Inc.	21,084	1,603
*	Invitae Corp.	78,726	1,584
*	NeoGenomics Inc.	77,356	1,516
*	Brookdale Senior Living Inc.	222,714	1,506
*	Biohaven Pharmaceutical Holding Co. Ltd.	34,100	1,500
*	Corcept Therapeutics Inc.	117,229	1,462
*	Cardiovascular Systems Inc.	40,625	1,437
*	Varex Imaging Corp.	45,434	1,428
*	Medpace Holdings Inc.	25,865	1,421
*	Amneal Pharmaceuticals Inc.	104,476	1,414
*	AtriCure Inc.	44,252	1,413
*	Audentes Therapeutics Inc.	44,183	1,353
	Atrion Corp.	1,709	1,344
*	Codexis Inc.	61,058	1,320
*	Momenta Pharmaceuticals Inc.	93,348	1,315
*	CareDx Inc.	42,155	1,312
*	Iovance Biotherapeutics Inc.	127,539	1,310
*	Spectrum Pharmaceuticals Inc.	121,092	1,309
*	Innoviva Inc.	82,771	1,300
*	Orthofix Medical Inc.	20,999	1,283
*	Aimmune Therapeutics Inc.	52,673	1,269
*	Esperion Therapeutics Inc.	27,509	1,268
*	CryoLife Inc.	42,787	1,266
	Luminex Corp.	49,662	1,265
*	Theravance Biopharma Inc.	52,085	1,264
*,^	TherapeuticsMD Inc.	219,654	1,256
*	Vanda Pharmaceuticals Inc.	61,650	1,248
*	R1 RCM Inc.	123,662	1,223

17

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Intersect ENT Inc.	35,605	1,210
*	Pacific Biosciences of California Inc.	163,966	1,199
*,^	Denali Therapeutics Inc.	54,856	1,194
	National HealthCare Corp.	14,575	1,187
*	Tabula Rasa HealthCare Inc.	21,254	1,171
	Guardant Health Inc.	17,430	1,162
*	Editas Medicine Inc.	55,632	1,148
*	Fate Therapeutics Inc.	72,783	1,143
*	NextGen Healthcare Inc.	64,802	1,134
*	Retrophin Inc.	49,080	1,107
*	Sangamo Therapeutics Inc.	121,722	1,097
*,^	Madrigal Pharmaceuticals Inc.	8,336	1,094
*	BioCryst Pharmaceuticals Inc.	131,270	1,084
*	Natus Medical Inc.	39,206	1,083
*	Amphastar Pharmaceuticals Inc.	42,792	1,063
*	Cerus Corp.	159,656	1,039
*	Lantheus Holdings Inc.	44,652	1,020
*	Tivity Health Inc.	47,575	1,018
*,^	OPKO Health Inc.	387,099	987
*	AngioDynamics Inc.	43,407	973
*	Puma Biotechnology Inc.	34,975	973
*	Vericel Corp.	51,636	966
*	Providence Service Corp.	13,390	955
*	Epizyme Inc.	71,521	927
*	Radius Health Inc.	48,878	927
*	MacroGenics Inc.	46,326	927
*	Surmodics Inc.	15,603	910
*	Alder Biopharmaceuticals Inc.	70,269	901
*	Coherus Biosciences Inc.	62,319	894
*	WaVe Life Sciences Ltd.	21,190	888
	Inspire Medical Systems Inc.	14,260	884
	Meridian Bioscience Inc.	49,607	847
*	Cymabay Therapeutics Inc.	70,053	827
*	ImmunoGen Inc.	172,845	816
*	Allogene Therapeutics Inc.	25,734	816
*,^	Omeros Corp.	55,251	797
*	Dicerna Pharmaceuticals Inc.	64,878	792
*	Addus HomeCare Corp.	11,673	785
*	OraSure Technologies Inc.	72,422	779
*	Acorda Therapeutics Inc.	52,549	775
*	NanoString Technologies Inc.	29,965	763
*	Akebia Therapeutics Inc.	103,647	755
*	AxoGen Inc.	40,725	752
*	CorVel Corp.	10,974	739
*	Intra-Cellular Therapies Inc.	54,100	737
	Phibro Animal Health Corp. Class A	24,597	721
*,^	Intrexon Corp.	88,851	708
*	Athenex Inc.	53,227	701
*	Dynavax Technologies Corp.	74,885	689
*	Veracyte Inc.	34,089	689
*	Revance Therapeutics Inc.	39,637	671
*,^	Accelerate Diagnostics Inc.	31,395	671
*	Triple-S Management Corp. Class B	26,254	668
*	Cara Therapeutics Inc.	39,140	667
*	Apellis Pharmaceuticals Inc.	43,631	661
*	Heska Corp.	8,015	656
*	RadNet Inc.	47,628	650
*	Prothena Corp. plc	47,819	641
*	ViewRay Inc.	75,134	637
*	ANI Pharmaceuticals Inc.	9,498	625
*	Collegium Pharmaceutical Inc.	35,284	621
*	Natera Inc.	39,143	620
*	Eagle Pharmaceuticals Inc.	12,355	619
*	PDL BioPharma Inc.	170,084	617

18

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Antares Pharma Inc.	171,817	617
*	Intellia Therapeutics Inc.	39,969	609
*	AMAG Pharmaceuticals Inc.	40,802	608
*,^	Viking Therapeutics Inc.	72,052	606
*	CytomX Therapeutics Inc.	53,792	604
	Homology Medicines Inc.	20,387	601
	LeMaitre Vascular Inc.	19,363	579
*	PetIQ Inc. Class A	18,963	571
*	Flexion Therapeutics Inc.	39,984	553
*	Anika Therapeutics Inc.	16,686	544
*	Assembly Biosciences Inc.	25,408	543
*	Rhythm Pharmaceuticals Inc.	18,111	519
*,^	Akcea Therapeutics Inc.	15,219	518
*	Kura Oncology Inc.	33,665	513
	National Research Corp.	13,118	511
*	Community Health Systems Inc.	102,998	510
*	Oxford Immunotec Global plc	30,484	509
*	GlycoMimetics Inc.	41,018	504
*	TG Therapeutics Inc.	74,035	503
*	G1 Therapeutics Inc.	27,055	499
*	BioScrip Inc.	150,625	490
*	BioSpecifics Technologies Corp.	6,984	485
*	GenMark Diagnostics Inc.	62,463	480
*	Accuray Inc.	99,492	480
*,^	TransEnterix Inc.	192,008	478
*	Five Prime Therapeutics Inc.	40,354	467
*,^	ZIOPHARM Oncology Inc.	156,019	460
	Owens & Minor Inc.	72,818	454
*	Akorn Inc.	111,501	452
	Computer Programs & Systems Inc.	13,660	450
*	Progenics Pharmaceuticals Inc.	99,582	440
*,^	MediciNova Inc.	48,043	440
	Arcus Biosciences Inc.	37,269	439
*	Rocket Pharmaceuticals Inc.	25,132	438
*	Rigel Pharmaceuticals Inc.	196,314	430
*	ArQule Inc.	130,731	427
*,^	Corbus Pharmaceuticals Holdings Inc.	60,365	419
*	SIGA Technologies Inc.	61,485	417
*	Achillion Pharmaceuticals Inc.	162,023	407
*	Kindred Biosciences Inc.	36,880	399
	Allakos Inc.	9,924	397
*	Cytokinetics Inc.	54,358	392
	Invacare Corp.	39,889	388
*	Concert Pharmaceuticals Inc.	25,150	382
*	Voyager Therapeutics Inc.	25,288	379
*	Cross Country Healthcare Inc.	42,270	369
*	Stemline Therapeutics Inc.	33,392	366
*	Inovio Pharmaceuticals Inc.	97,907	358
*	Kadmon Holdings Inc.	119,486	355
*	Dermira Inc.	41,661	348
*	Eloxx Pharmaceuticals Inc.	27,061	348
	Utah Medical Products Inc.	4,059	345
*	Civitas Solutions Inc.	19,364	344
*	Fluidigm Corp.	31,043	343
*	OrthoPediatrics Corp.	8,285	341
*	RTI Surgical Inc.	67,424	336
*	Aduro Biotech Inc.	77,450	333
*	Ra Pharmaceuticals Inc.	17,214	332
*,^	Lannett Co. Inc.	35,147	331
*	Catalyst Pharmaceuticals Inc.	113,543	330
	Tricida Inc.	14,076	326
*	Novavax Inc.	458,517	323
*	Agenus Inc.	102,880	318
*	Sientra Inc.	27,726	307

19

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Albireo Pharma Inc.	10,751	302
*,^	Senseonics Holdings Inc.	100,711	301
*,^	Tyme Technologies Inc.	123,367	300
*,^	MannKind Corp.	167,143	299
*	Castlight Health Inc. Class B	92,812	296
*	Adamas Pharmaceuticals Inc.	26,409	296
*	Deciphera Pharmaceuticals Inc.	10,370	295
^	UNITY Biotechnology Inc.	29,448	294
*,^	Geron Corp.	201,611	294
*	Minerva Neurosciences Inc.	36,882	292
*,^	Evolus Inc.	11,011	291
*	Assertio Therapeutics Inc.	69,638	288
*,^	CytoSorbents Corp.	35,579	287
*	ChemoCentryx Inc.	26,682	287
*,^	Surgery Partners Inc.	22,193	278
*	Cutera Inc.	16,174	277
*	SeaSpine Holdings Corp.	17,738	272
*	Lexicon Pharmaceuticals Inc.	50,791	270
*	Aclaris Therapeutics Inc.	41,599	270
*	Cellular Biomedicine Group Inc.	13,763	263
*,^	Sorrento Therapeutics Inc.	129,197	262
*	Abeona Therapeutics Inc.	37,061	260
*	Nuvectra Corp.	20,680	260
*	Adverum Biotechnologies Inc.	64,177	260
*,^	Rockwell Medical Inc.	55,869	260
*	IntriCon Corp.	9,185	247
*,^	Paratek Pharmaceuticals Inc.	38,053	247
*	Palatin Technologies Inc.	248,338	245
*,^	Verastem Inc.	81,469	245
*	Quanterix Corp.	9,868	244
*	Karyopharm Therapeutics Inc.	57,651	238
*	Savara Inc.	34,321	236
	Principia Biopharma Inc.	6,580	233
*	Immune Design Corp.	40,032	233
*	Tocagen Inc.	21,235	232
*	Avid Bioservices Inc.	59,600	232
*,^	Pulse Biosciences Inc.	12,888	230
*	Rubius Therapeutics Inc.	14,339	228
*	Aratana Therapeutics Inc.	54,724	220
*	SI-BONE Inc.	9,811	203
*	Syros Pharmaceuticals Inc.	29,772	202
*	Athersys Inc.	135,346	202
*	Calithera Biosciences Inc.	36,176	201
*	Aldeyra Therapeutics Inc.	24,818	201
^	Crinetics Pharmaceuticals Inc.	8,355	200
*,^	Insys Therapeutics Inc.	31,622	199
*	American Renal Associates Holdings Inc.	15,477	193
*,^	CASI Pharmaceuticals Inc.	58,885	193
*	Recro Pharma Inc.	21,495	185
*	Pieris Pharmaceuticals Inc.	61,163	183
*	Arbutus Biopharma Corp.	41,560	182
*	Arvinas Inc.	9,111	176
*	Y-mAbs Therapeutics Inc.	8,146	176
*	Ocular Therapeutix Inc.	39,581	176
*	Spring Bank Pharmaceuticals Inc.	16,858	175
*	Enzo Biochem Inc.	51,597	174
*	Harvard Bioscience Inc.	43,200	174
	Axonics Modulation Technologies Inc.	8,093	172
*	Optinose Inc.	22,879	170
*	Proteostasis Therapeutics Inc.	40,240	166
	Forty Seven Inc.	9,908	165
*	Aeglea BioTherapeutics Inc.	19,550	163
*	Zafgen Inc.	36,313	162
*	T2 Biosystems Inc.	37,146	161

20

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Synlogic Inc.	18,450	160
*,^	ChromaDex Corp.	45,711	160
*	Eidos Therapeutics Inc.	8,536	158
*	Solid Biosciences Inc.	14,642	157
*	Kala Pharmaceuticals Inc.	18,578	156
*	FONAR Corp.	7,199	156
*	Ardelyx Inc.	54,621	153
*	Celcuity Inc.	6,880	153
*	Pfenex Inc.	33,864	152
*	Bellicum Pharmaceuticals Inc.	47,069	151
*,^	Helius Medical Technologies Inc. Class A	21,005	149
*	Marinus Pharmaceuticals Inc.	43,245	148
^	Evelo Biosciences Inc.	16,655	146
*	Capital Senior Living Corp.	28,939	145
*	Organovo Holdings Inc.	136,180	144
*	Durect Corp.	181,557	143
*,^	PolarityTE Inc.	11,829	143
*,^	La Jolla Pharmaceutical Co.	25,118	143
*	Seres Therapeutics Inc.	23,287	143
*	Kiniksa Pharmaceuticals Ltd. Class A	7,747	139
	Scholar Rock Holding Corp.	7,346	137
*	Odonate Therapeutics Inc.	8,210	135
*	Cue Biopharma Inc.	20,319	130
	Neuronetics Inc.	7,448	130
	Twist Bioscience Corp.	5,917	129
*	BioTime Inc.	106,398	128
	Replimune Group Inc.	9,263	127
*,^	Neos Therapeutics Inc.	54,993	126
	Kezar Life Sciences Inc.	6,161	125
*	Spero Therapeutics Inc.	10,270	121
	Avrobio Inc.	7,173	120
	Liquidia Technologies Inc.	5,876	118
*	Catalyst Biosciences Inc.	13,765	117
	Translate Bio Inc.	11,270	115
*	Calyxt Inc.	6,794	109
*,^	Dova Pharmaceuticals Inc.	13,903	107
*	Chimerix Inc.	52,222	106
	Vapotherm Inc.	5,424	105
	Gritstone Oncology Inc.	8,089	104
*	iRadimed Corp.	4,148	104
*,^	XOMA Corp.	7,370	104
*	Syndax Pharmaceuticals Inc.	16,782	104
*	Menlo Therapeutics Inc.	11,784	100
*	Quorum Health Corp.	35,604	99
*	Allena Pharmaceuticals Inc.	13,370	97
*,^	ADMA Biologics Inc.	23,342	95
	Unum Therapeutics Inc.	22,327	95
*	Genesis Healthcare Inc.	69,243	95
*	Osmotica Pharmaceuticals plc	12,957	93
*	Fennec Pharmaceuticals Inc.	13,827	92
*	LogicBio Therapeutics Inc.	9,519	87
*,^	Cohbar Inc.	27,317	87
*	Miragen Therapeutics Inc.	30,363	85
*,^	Nymox Pharmaceutical Corp.	38,691	84
*	Fortress Biotech Inc.	40,153	84
	Aptinyx Inc.	15,700	83
*	Jounce Therapeutics Inc.	18,356	82
*	Mersana Therapeutics Inc.	14,811	82
	Xeris Pharmaceuticals Inc.	7,943	80
*	Mustang Bio Inc.	19,011	79
*	Kodiak Sciences Inc.	11,122	78
	Verrica Pharmaceuticals Inc.	6,868	78
*,^	resTORbio Inc.	9,006	77
*	Corvus Pharmaceuticals Inc.	15,920	77

21

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Apollo Medical Holdings Inc.	3,940	77
*	Molecular Templates Inc.	15,310	76
*,^	Ampio Pharmaceuticals Inc.	119,357	75
*,^	Teligent Inc.	47,260	75
*	Tetraphase Pharmaceuticals Inc.	60,695	72
*	MeiraGTx Holdings plc	4,323	70
*,^	AVEO Pharmaceuticals Inc.	127,832	69
*	ElectroCore Inc.	7,772	68
	Sutro Biopharma Inc.	7,505	66
	Magenta Therapeutics Inc.	5,000	66
*	Endologix Inc.	121,497	63
	Idera Pharmaceuticals Inc.	22,397	62
*	CTI BioPharma Corp.	58,770	60
	Surface Oncology Inc.	13,321	56
*	Zomedica Pharmaceuticals Corp.	50,716	52
*	NewLink Genetics Corp.	30,780	52
*	Aquestive Therapeutics Inc.	6,346	51
*,^	Innovate Biopharmaceuticals Inc.	24,364	51
	Constellation Pharmaceuticals Inc.	4,915	50
*	Neon Therapeutics Inc.	7,910	49
	Equillium Inc.	6,052	48
*	Clearside Biomedical Inc.	32,349	47
*	Sienna Biopharmaceuticals Inc.	18,053	46
*	AgeX Therapeutics Inc.	10,635	45
	Melinta Therapeutics Inc.	8,436	45
*	Selecta Biosciences Inc.	21,056	42
*	AAC Holdings Inc.	15,059	38
*,^	NantKwest Inc.	31,258	35
*	Ovid therapeutics Inc.	14,958	31
*	scPharmaceuticals Inc.	8,951	29
*,^	Achaogen Inc.	36,307	26
*	Synergy Pharmaceuticals Inc.	285,678	23
*	NantHealth Inc.	29,258	20
*	Arsanis Inc.	6,903	19
*	Vital Therapies Inc.	35,902	9
*,^	GTx Inc.	5,998	6
			378,442
Materials & Processing (6.2%)
*	Ingevity Corp.	50,706	5,842
*	Trex Co. Inc.	70,692	5,298
	Louisiana-Pacific Corp.	169,472	4,283
*	RBC Bearings Inc.	28,521	3,997
	Cleveland-Cliffs Inc.	355,608	3,944
	Cabot Microelectronics Corp.	33,926	3,837
	Balchem Corp.	38,276	3,396
*	Rexnord Corp.	124,809	3,329
	Sensient Technologies Corp.	50,794	3,286
	Quaker Chemical Corp.	15,583	3,257
	PolyOne Corp.	95,280	3,108
	HB Fuller Co.	60,402	3,049
	Belden Inc.	48,236	2,981
	Simpson Manufacturing Co. Inc.	49,541	2,969
*	Beacon Roofing Supply Inc.	81,362	2,951
	Carpenter Technology Corp.	55,858	2,622
*	GCP Applied Technologies Inc.	86,203	2,584
	Trinseo SA	51,278	2,574
	Minerals Technologies Inc.	42,404	2,510
	Innospec Inc.	29,046	2,378
	Comfort Systems USA Inc.	43,802	2,349
	Commercial Metals Co.	139,506	2,309
*	Summit Materials Inc. Class A	134,509	2,287
	Stepan Co.	24,233	2,280
	Mueller Industries Inc.	67,904	2,244
	Universal Forest Products Inc.	71,847	2,225

22

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Compass Minerals International Inc.	40,809	2,138
	Kaiser Aluminum Corp.	19,330	2,116
	Worthington Industries Inc.	50,280	1,977
	AAON Inc.	49,438	1,971
*	Ferro Corp.	99,780	1,935
	Mueller Water Products Inc. Class A	185,226	1,934
*	Builders FirstSource Inc.	135,620	1,889
*	Masonite International Corp.	31,516	1,748
*	MRC Global Inc.	100,849	1,700
*	JELD-WEN Holding Inc.	81,003	1,637
*	Gibraltar Industries Inc.	38,212	1,548
*	BMC Stock Holdings Inc.	80,885	1,547
	Schweitzer-Mauduit International Inc.	36,903	1,423
	US Silica Holdings Inc.	94,174	1,403
	Materion Corp.	24,127	1,394
	Neenah Inc.	19,944	1,348
	Tronox Ltd. Class A	112,395	1,330
*	Kraton Corp.	37,269	1,326
	Hecla Mining Co.	549,904	1,320
	Boise Cascade Co.	46,278	1,291
*	Continental Building Products Inc.	44,155	1,273
	Interface Inc. Class A	70,280	1,247
*	Patrick Industries Inc.	27,452	1,241
	Greif Inc. Class A	30,305	1,218
	Apogee Enterprises Inc.	33,255	1,187
*	AdvanSix Inc.	36,040	1,180
*	Installed Building Products Inc.	26,186	1,142
*	AK Steel Holding Corp.	373,486	1,128
	Advanced Drainage Systems Inc.	43,478	1,105
*	Coeur Mining Inc.	222,911	1,066
*	PGT Innovations Inc.	67,918	1,024
	Global Brass & Copper Holdings Inc.	26,195	884
	Rayonier Advanced Materials Inc.	60,480	852
	Chase Corp.	8,634	834
*	Verso Corp.	41,377	813
	Myers Industries Inc.	42,426	809
	DMC Global Inc.	16,997	799
*	US Concrete Inc.	19,349	776
	Innophos Holdings Inc.	23,140	768
	Schnitzer Steel Industries Inc.	31,550	767
*	GMS Inc.	38,716	757
	Griffon Corp.	41,557	741
	Quanex Building Products Corp.	41,892	720
*	PQ Group Holdings Inc.	43,952	720
	PH Glatfelter Co.	51,672	695
	American Vanguard Corp.	35,003	657
*	Koppers Holdings Inc.	24,762	609
*	TimkenSteel Corp.	47,686	594
	FutureFuel Corp.	31,032	572
*	Clearwater Paper Corp.	19,374	554
	Tredegar Corp.	30,720	535
	Haynes International Inc.	14,826	522
*	Century Aluminum Co.	60,134	519
	NN Inc.	50,202	498
	Insteel Industries Inc.	21,637	492
	Hawkins Inc.	11,476	473
	Caesarstone Ltd.	27,385	460
*	Intrepid Potash Inc.	114,879	437
*	OMNOVA Solutions Inc.	52,663	429
*	Landec Corp.	32,445	417
*	Unifi Inc.	18,491	409
	Kronos Worldwide Inc.	26,821	409
*	Veritiv Corp.	13,866	401
*	Armstrong Flooring Inc.	25,118	360

23

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	NCI Building Systems Inc.	50,897	357
*,^	Livent Corp.	27,518	352
*,^	BlueLinx Holdings Inc.	10,743	344
	Greif Inc. Class B	6,931	315
*	Energy Fuels Inc.	100,724	309
	Gold Resource Corp.	62,637	294
*	Northwest Pipe Co.	11,340	280
*	UFP Technologies Inc.	7,825	262
*,^	Uranium Energy Corp.	204,819	258
	Omega Flex Inc.	3,453	255
*	Lawson Products Inc.	7,953	251
	Culp Inc.	13,263	246
	Olympic Steel Inc.	11,064	215
*	LB Foster Co. Class A	11,747	203
*	Foundation Building Materials Inc.	17,753	197
	Eastern Co.	6,566	191
*	Universal Stainless & Alloy Products Inc.	10,075	185
*	LSB Industries Inc.	25,289	178
*,^	Amyris Inc.	37,316	177
	Oil-Dri Corp. of America	5,937	173
	United States Lime & Minerals Inc.	2,349	169
*	AgroFresh Solutions Inc.	37,142	160
*	Ryerson Holding Corp.	18,806	159
	Synalloy Corp.	9,724	148
	Valhi Inc.	30,128	122
*	Forterra Inc.	22,048	116
*	Shiloh Industries Inc.	17,630	110
*	Marrone Bio Innovations Inc.	62,842	102
*	NL Industries Inc.	10,405	45
	CompX International Inc.	1,794	27
*,§	Ferroglobe R&W Trust	46,440	—
			154,157
Other (0.0%)[2]
*	Alector Inc.	2,382	47
	Moderna Inc.	1,388	31
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	6,201	28
*	Harpoon Therapeutics Inc.	1,837	28
*,§	A Schulman Inc. CVR	30,360	13
*,^,§	Corium CVR	31,548	6
*,§	NewStar Financial Inc. CVR	18,788	5
*	Synthorx Inc.	212	4
*,§	Media General Inc. CVR	85,418	3
*,§	Omthera Pharmaceuticals Inc. CVR	2,012	1
	Euronav NV	100	1
*,§	Clinical Data CVR	913	—
			167
Producer Durables (13.5%)
	Woodward Inc.	64,097	6,175
	Insperity Inc.	45,829	5,787
	MAXIMUS Inc.	76,324	5,395
	EMCOR Group Inc.	68,393	4,933
	Brink’s Co.	60,055	4,740
*	Spirit Airlines Inc.	82,050	4,615
*	Darling Ingredients Inc.	195,819	4,304
*	Allegheny Technologies Inc.	149,769	4,288
	MSA Safety Inc.	40,834	4,222
	Tetra Tech Inc.	66,147	3,970
*	ASGN Inc.	60,780	3,915
*	Esterline Technologies Corp.	31,263	3,806
*	Generac Holdings Inc.	72,457	3,736
	EnerSys	50,248	3,709
*	Axon Enterprise Inc.	68,653	3,696
	Kennametal Inc.	97,556	3,677
*	Proto Labs Inc.	32,370	3,657

24

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Moog Inc. Class A	38,336	3,602
	GATX Corp.	44,846	3,565
	John Bean Technologies Corp.	37,385	3,503
	Exponent Inc.	61,806	3,500
^	Healthcare Services Group Inc.	88,391	3,375
*	FTI Consulting Inc.	45,350	3,363
	Korn Ferry	68,519	3,343
	KBR Inc.	168,258	3,325
	Hillenbrand Inc.	74,931	3,319
	Barnes Group Inc.	57,000	3,310
	SkyWest Inc.	60,868	3,289
*	MasTec Inc.	75,672	3,268
*	Chart Industries Inc.	36,774	3,246
*	Aerojet Rocketdyne Holdings Inc.	86,408	3,219
*	TriNet Group Inc.	52,055	3,190
*	Paylocity Holding Corp.	34,568	3,027
	Franklin Electric Co. Inc.	55,584	2,958
	ABM Industries Inc.	78,992	2,817
	Brady Corp. Class A	56,834	2,689
	Watts Water Technologies Inc. Class A	33,119	2,667
	Albany International Corp.	34,367	2,665
	Applied Industrial Technologies Inc.	45,675	2,656
	UniFirst Corp.	18,200	2,618
	Herman Miller Inc.	71,187	2,611
	Deluxe Corp.	55,314	2,574
*	TopBuild Corp.	42,527	2,530
*	ExlService Holdings Inc.	39,941	2,452
	Granite Construction Inc.	52,659	2,452
	Covanta Holding Corp.	140,731	2,390
*	Advanced Energy Industries Inc.	45,789	2,306
*	Advanced Disposal Services Inc.	86,790	2,302
	Altra Industrial Motion Corp.	71,540	2,276
*	Navistar International Corp.	59,021	2,265
	Forward Air Corp.	34,925	2,258
*	Harsco Corp.	96,433	2,158
*	Itron Inc.	40,644	2,155
	ESCO Technologies Inc.	30,482	2,109
	Allegiant Travel Co. Class A	15,460	2,042
	Kaman Corp.	33,062	2,036
	Triton International Ltd.	61,843	2,035
*	Aerovironment Inc.	25,414	2,025
*	Saia Inc.	30,562	2,022
	Badger Meter Inc.	34,233	2,014
	HNI Corp.	51,998	2,009
	Werner Enterprises Inc.	56,049	1,935
	Mobile Mini Inc.	53,298	1,919
*	SPX Corp.	51,580	1,875
	Cubic Corp.	30,357	1,873
	Matson Inc.	50,843	1,836
*	Kratos Defense & Security Solutions Inc.	105,637	1,816
	Actuant Corp. Class A	73,057	1,786
	Steelcase Inc. Class A	101,775	1,782
*	TriMas Corp.	54,908	1,775
	Federal Signal Corp.	71,173	1,749
	Hawaiian Holdings Inc.	58,800	1,749
*	OSI Systems Inc.	20,138	1,749
*	SPX FLOW Inc.	50,605	1,747
	McGrath RentCorp	28,938	1,732
	Raven Industries Inc.	43,040	1,718
*	Casella Waste Systems Inc. Class A	47,850	1,688
*	Hub Group Inc. Class A	39,176	1,684
	EnPro Industries Inc.	24,514	1,681
	Sun Hydraulics Corp.	34,741	1,653
	ICF International Inc.	21,681	1,637

25

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Dycom Industries Inc.	36,237	1,634
*	Air Transport Services Group Inc.	69,975	1,628
	Pitney Bowes Inc.	225,617	1,622
*	WageWorks Inc.	47,583	1,565
	Greenbrier Cos. Inc.	37,923	1,564
*	Atlas Air Worldwide Holdings Inc.	28,395	1,526
	Rush Enterprises Inc. Class A	35,999	1,509
	US Ecology Inc.	26,240	1,506
	Encore Wire Corp.	24,418	1,447
	AAR Corp.	39,454	1,441
	AZZ Inc.	31,083	1,430
*	Electronics For Imaging Inc.	52,508	1,420
*	Sykes Enterprises Inc.	47,522	1,406
	Triumph Group Inc.	58,466	1,354
	Tennant Co.	21,272	1,344
	Aircastle Ltd.	64,921	1,289
*	Herc Holdings Inc.	28,855	1,270
*	CBIZ Inc.	61,325	1,265
	Standex International Corp.	15,305	1,255
*	Evoqua Water Technologies Corp.	90,862	1,234
	Knoll Inc.	58,137	1,230
*	Huron Consulting Group Inc.	26,546	1,216
	Ship Finance International Ltd.	97,684	1,210
	Lindsay Corp.	12,901	1,193
	Primoris Services Corp.	49,996	1,168
*	Milacron Holdings Corp.	82,494	1,154
	Kadant Inc.	13,143	1,149
	ACCO Brands Corp.	123,151	1,145
	MTS Systems Corp.	21,466	1,144
	Douglas Dynamics Inc.	26,696	1,126
	Heartland Express Inc.	55,442	1,114
*	TrueBlue Inc.	48,358	1,113
	Alamo Group Inc.	11,590	1,113
	H&E Equipment Services Inc.	38,202	1,100
*	Atkore International Group Inc.	46,895	1,083
	ArcBest Corp.	30,819	1,073
*	CSW Industrials Inc.	18,670	1,060
	Navigant Consulting Inc.	50,779	1,046
	Astec Industries Inc.	27,202	1,038
	Kforce Inc.	27,372	1,013
*	Scorpio Tankers Inc.	54,908	1,011
	Columbus McKinnon Corp.	26,801	1,004
	Wabash National Corp.	66,575	988
*	Thermon Group Holdings Inc.	39,007	971
	Heidrick & Struggles International Inc.	22,476	969
*	FARO Technologies Inc.	20,560	942
*	SP Plus Corp.	27,249	937
*	Astronics Corp.	25,757	926
*	SEACOR Holdings Inc.	20,574	919
	Mesa Laboratories Inc.	3,980	916
	Kelly Services Inc. Class A	37,570	907
*	NV5 Global Inc.	11,287	895
*	Modine Manufacturing Co.	59,490	894
	Marten Transport Ltd.	46,905	875
*	Tutor Perini Corp.	44,590	839
	Hyster-Yale Materials Handling Inc.	12,357	836
	Multi-Color Corp.	16,669	831
	Argan Inc.	17,613	819
*	Echo Global Logistics Inc.	33,576	807
	GasLog Ltd.	49,057	791
*	Tidewater Inc.	34,072	782
*	Manitowoc Co. Inc.	42,500	765
	Gorman-Rupp Co.	21,013	710
	Kimball International Inc. Class B	43,338	680

26

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Barrett Business Services Inc.	8,580	674
*	DXP Enterprises Inc.	19,042	674
*	Vicor Corp.	20,878	664
*	Aegion Corp. Class A	38,112	662
	Ennis Inc.	30,941	656
*	MYR Group Inc.	19,488	654
	Briggs & Stratton Corp.	49,355	647
	Forrester Research Inc.	12,390	622
*	CIRCOR International Inc.	19,564	617
	Resources Connection Inc.	35,252	612
*	Great Lakes Dredge & Dock Corp.	68,663	611
*,^	Frontline Ltd.	91,188	585
	TTEC Holdings Inc.	17,013	583
*	Lydall Inc.	20,150	567
*	Control4 Corp.	31,310	564
*	Team Inc.	35,629	557
*	Wesco Aircraft Holdings Inc.	64,618	549
	Quad/Graphics Inc.	37,010	540
*	Ducommun Inc.	12,659	537
*	CAI International Inc.	20,694	488
	Hackett Group Inc.	29,107	473
	DHT Holdings Inc.	109,048	471
	CRA International Inc.	9,306	465
*	Sterling Construction Co. Inc.	31,813	465
	RR Donnelley & Sons Co.	85,219	458
*,^	Plug Power Inc.	255,129	457
	Miller Industries Inc.	13,330	452
*	Willdan Group Inc.	11,551	438
*	WillScot Corp. Class A	42,505	433
*	Titan Machinery Inc.	22,482	432
*	International Seaways Inc.	25,718	428
*	Vishay Precision Group Inc.	12,233	426
*	Heritage-Crystal Clean Inc.	17,613	426
	BrightView Holdings Inc.	29,347	396
*	Arlo Technologies Inc.	87,623	379
	Nordic American Tankers Ltd.	165,981	377
	Titan International Inc.	59,844	375
	Spartan Motors Inc.	40,201	367
	VSE Corp.	10,345	366
*	Vectrus Inc.	13,350	360
*,^	CryoPort Inc.	30,846	355
*	Textainer Group Holdings Ltd.	32,502	355
	Allied Motion Technologies Inc.	8,313	346
*,^	Energy Recovery Inc.	43,073	345
	Park-Ohio Holdings Corp.	10,686	340
	Powell Industries Inc.	10,537	338
^	Teekay Corp.	81,544	334
*	Covenant Transportation Group Inc. Class A	14,567	332
	LSC Communications Inc.	38,918	329
*	Mistras Group Inc.	20,792	328
	Hurco Cos. Inc.	7,341	315
	REV Group Inc.	34,706	307
*	YRC Worldwide Inc.	39,948	306
*	Blue Bird Corp.	16,373	305
*	Radiant Logistics Inc.	47,620	304
*	Napco Security Technologies Inc.	14,093	303
	Costamare Inc.	57,776	300
	Scorpio Bulkers Inc.	69,228	294
	Systemax Inc.	14,470	293
*	Commercial Vehicle Group Inc.	36,534	292
*	CECO Environmental Corp.	36,293	277
*	Eagle Bulk Shipping Inc.	56,150	275
	Graham Corp.	11,447	259
	Advanced Emissions Solutions Inc.	21,530	254

27

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	BG Staffing Inc.	9,997	249
*	InnerWorkings Inc.	51,320	249
*	GP Strategies Corp.	14,758	247
	Marlin Business Services Corp.	10,288	242
	Teekay Tankers Ltd. Class A	226,302	242
*	Daseke Inc.	49,577	235
*	PRGX Global Inc.	24,829	233
*,^	Maxwell Technologies Inc.	48,818	230
	Universal Logistics Holdings Inc.	10,064	223
*	Exela Technologies Inc.	55,813	222
*	US Xpress Enterprises Inc. Class A	25,337	222
	Rush Enterprises Inc. Class B	5,363	222
*	Ardmore Shipping Corp.	38,991	220
	Preformed Line Products Co.	3,599	215
*	Liquidity Services Inc.	30,771	212
*	Twin Disc Inc.	11,094	196
*	Dorian LPG Ltd.	32,771	193
^	EVI Industries Inc.	4,537	184
*	IES Holdings Inc.	9,897	182
*	Information Services Group Inc.	39,893	172
	NACCO Industries Inc. Class A	4,521	165
*	USA Truck Inc.	9,396	162
*	HC2 Holdings Inc.	50,726	160
*,^	Energous Corp.	27,468	158
*	Willis Lease Finance Corp.	3,616	152
*	Orion Group Holdings Inc.	33,831	144
*	Gencor Industries Inc.	10,566	141
*	General Finance Corp.	12,922	140
*	Overseas Shipholding Group Inc. Class A	68,593	135
	Mesa Air Group Inc.	13,157	133
*	Manitex International Inc.	17,311	132
*	PAM Transportation Services Inc.	2,589	131
*	PFSweb Inc.	18,236	114
*	FreightCar America Inc.	13,819	107
*	Genco Shipping & Trading Ltd.	11,359	92
*	Safe Bulkers Inc.	60,668	91
*	ServiceSource International Inc.	91,267	85
*	Charah Solutions Inc.	8,556	52
*,^	Bristow Group Inc.	38,082	45
*,^	PHI Inc.	14,199	44
*	Babcock & Wilcox Enterprises Inc.	36,898	24
			336,545
Technology (13.8%)
*	Integrated Device Technology Inc.	155,048	7,493
*	HubSpot Inc.	44,228	7,447
*	Ciena Corp.	171,350	7,310
*	Cree Inc.	120,379	6,550
*	Coupa Software Inc.	65,150	6,136
	Entegris Inc.	169,624	5,993
*	New Relic Inc.	53,874	5,697
*	CACI International Inc. Class A	29,361	5,351
*	LiveRamp Holdings Inc.	93,606	5,031
*,^	ViaSat Inc.	66,234	5,004
	SYNNEX Corp.	49,703	4,877
*	Tech Data Corp.	45,662	4,668
	Science Applications International Corp.	60,413	4,513
	Blackbaud Inc.	57,615	4,450
*	Lumentum Holdings Inc.	88,646	4,410
*	ACI Worldwide Inc.	137,080	4,369
*	Semtech Corp.	77,723	4,278
*	Silicon Laboratories Inc.	51,268	4,154
*	Ellie Mae Inc.	41,521	4,131
*	Verint Systems Inc.	77,129	4,107
*,^	iRobot Corp.	32,207	4,028

28

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Cornerstone OnDemand Inc.	64,980	3,671
*	Five9 Inc.	68,683	3,643
	Perspecta Inc.	171,516	3,619
*	Yelp Inc. Class A	96,821	3,608
	Zscaler Inc.	72,562	3,605
*	Viavi Solutions Inc.	271,638	3,567
*	Mercury Systems Inc.	56,124	3,565
*	Cloudera Inc.	240,151	3,499
	Vishay Intertechnology Inc.	158,241	3,469
*	Finisar Corp.	140,173	3,433
*	Rogers Corp.	21,981	3,413
*	Qualys Inc.	40,673	3,401
*	Envestnet Inc.	53,319	3,253
*	CommVault Systems Inc.	47,718	3,216
*	Novanta Inc.	39,123	3,197
*	II-VI Inc.	75,021	3,187
*	Q2 Holdings Inc.	44,684	3,075
*	Box Inc.	147,293	2,981
*	Cirrus Logic Inc.	71,928	2,886
	InterDigital Inc.	41,288	2,879
	Brooks Automation Inc.	83,262	2,674
*	Alteryx Inc. Class A	34,906	2,664
*	Sanmina Corp.	81,047	2,589
*	SailPoint Technologies Holding Inc.	83,294	2,569
*	Cargurus Inc.	59,907	2,560
*	Fabrinet	43,137	2,523
*	Bottomline Technologies DE Inc.	50,529	2,520
	Power Integrations Inc.	34,290	2,505
*	Alarm.com Holdings Inc.	37,507	2,462
*	NetScout Systems Inc.	89,801	2,458
*	Insight Enterprises Inc.	42,069	2,348
*	Blackline Inc.	44,049	2,306
*	Plexus Corp.	37,310	2,304
*	Everbridge Inc.	32,003	2,263
*	Inphi Corp.	51,756	2,237
*	SPS Commerce Inc.	20,552	2,195
*	Anixter International Inc.	35,292	2,071
*	Rapid7 Inc.	43,991	2,025
	Plantronics Inc.	39,810	2,000
*	LivePerson Inc.	70,388	1,968
	Progress Software Corp.	53,464	1,966
*	Avaya Holdings Corp.	125,418	1,943
*	Diodes Inc.	48,113	1,940
*	Varonis Systems Inc.	33,836	1,927
*	MaxLinear Inc.	75,856	1,907
*	Yext Inc.	99,820	1,855
*	3D Systems Corp.	130,912	1,848
*	Acacia Communications Inc.	32,816	1,751
*	Groupon Inc. Class A	534,544	1,748
*	Synaptics Inc.	41,405	1,734
*	Stratasys Ltd.	60,683	1,727
	ManTech International Corp. Class A	31,691	1,722
*	Virtusa Corp.	34,091	1,721
*	Knowles Corp.	104,333	1,699
*	Workiva Inc.	34,199	1,691
	Ebix Inc.	28,840	1,680
	CSG Systems International Inc.	39,856	1,656
*	Lattice Semiconductor Corp.	140,175	1,654
*	PROS Holdings Inc.	37,945	1,616
*	MicroStrategy Inc. Class A	11,379	1,610
*,^	GTT Communications Inc.	50,887	1,591
*	Blucora Inc.	57,064	1,534
*	Ambarella Inc.	37,221	1,503
*	ForeScout Technologies Inc.	36,102	1,500

29

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	TiVo Corp.	144,795	1,452
	Benchmark Electronics Inc.	52,722	1,445
*	ePlus Inc.	16,051	1,436
*	FormFactor Inc.	88,798	1,407
	Xperi Corp.	58,276	1,399
*	TTM Technologies Inc.	112,435	1,363
*	Appfolio Inc.	18,729	1,354
*	NETGEAR Inc.	37,547	1,346
	NIC Inc.	77,273	1,321
*	Benefitfocus Inc.	26,868	1,320
*	Rambus Inc.	127,903	1,314
	KEMET Corp.	67,636	1,282
	CTS Corp.	39,268	1,261
	Methode Electronics Inc.	42,879	1,203
*	Glu Mobile Inc.	133,954	1,203
*	Vocera Communications Inc.	35,998	1,193
*	Cray Inc.	48,558	1,191
*	Extreme Networks Inc.	141,081	1,160
*	ScanSource Inc.	30,209	1,134
*	Perficient Inc.	38,741	1,108
*,^	Inovalon Holdings Inc. Class A	82,649	1,086
*	Evolent Health Inc. Class A	81,788	1,079
*	Amkor Technology Inc.	121,590	1,068
*	Altair Engineering Inc. Class A	29,952	1,062
*	Cision Ltd.	80,321	1,046
*	MACOM Technology Solutions Holdings Inc.	54,396	1,038
	AVX Corp.	56,093	1,021
	Monotype Imaging Holdings Inc.	49,021	961
*	Infinera Corp.	181,611	928
*	Carbonite Inc.	38,746	902
*,^	Tucows Inc. Class A	11,341	879
	ADTRAN Inc.	56,893	855
*	Rudolph Technologies Inc.	37,821	854
	Cohu Inc.	47,595	851
*	Diebold Nixdorf Inc.	91,877	844
*	Unisys Corp.	60,640	819
*	Anaplan Inc.	21,665	813
*	Axcelis Technologies Inc.	38,524	810
*	TrueCar Inc.	111,121	804
*	OneSpan Inc.	37,596	801
*	Photronics Inc.	79,721	782
*	Nanometrics Inc.	27,382	779
*	Quantenna Communications Inc.	41,202	748
*	CEVA Inc.	26,557	739
	Presidio Inc.	44,045	732
	Comtech Telecommunications Corp.	27,270	723
*	Upland Software Inc.	18,904	664
*	Veeco Instruments Inc.	57,203	653
*	Loral Space & Communications Inc.	15,478	633
*	PlayAGS Inc.	26,373	627
	Carbon Black Inc.	46,326	606
*	Endurance International Group Holdings Inc.	84,471	591
	nLight Inc.	27,474	588
	NVE Corp.	5,677	584
*	Zix Corp.	63,097	570
*,^	Ichor Holdings Ltd.	26,831	563
	QAD Inc. Class A	12,418	562
*	CalAmp Corp.	40,286	560
	PC Connection Inc.	13,889	559
*	Harmonic Inc.	99,157	547
	Avalara Inc.	10,351	540
*	Model N Inc.	31,171	539
*	Meet Group Inc.	83,822	503
*	Maxar Technologies Inc.	67,519	494

30

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Ultra Clean Holdings Inc.	46,284	493
*	Kimball Electronics Inc.	31,206	484
*	Tenable Holdings Inc.	14,901	465
*	MobileIron Inc.	89,612	453
*	pdvWireless Inc.	11,108	436
*	ShotSpotter Inc.	8,709	435
*	Calix Inc.	52,978	434
*	A10 Networks Inc.	61,614	430
*	KeyW Holding Corp.	57,749	427
*	Digi International Inc.	32,091	424
*	Mitek Systems Inc.	38,958	421
*	TechTarget Inc.	24,237	402
*	ChannelAdvisor Corp.	31,059	402
*,^	VirnetX Holding Corp.	65,914	401
*,^	Digimarc Corp.	13,274	400
	Park Electrochemical Corp.	22,810	397
	American Software Inc. Class A	34,063	395
*	PDF Solutions Inc.	32,897	392
*	Agilysys Inc.	18,581	388
*	Limelight Networks Inc.	131,650	384
*	Brightcove Inc.	43,168	383
*	PAR Technology Corp.	13,701	369
*	SMART Global Holdings Inc.	12,269	360
*	Ooma Inc.	22,044	360
*,^	Upwork Inc.	15,053	357
	Daktronics Inc.	43,462	353
	Domo Inc.	9,629	334
*	NeoPhotonics Corp.	41,568	333
*	Ribbon Communications Inc.	63,823	329
*,^	Impinj Inc.	19,387	324
*,^	SVMK Inc.	21,077	320
*	Casa Systems Inc.	30,985	316
*,^	Applied Optoelectronics Inc.	22,394	302
*	Telaria Inc.	52,343	292
	Simulations Plus Inc.	13,797	283
	Bel Fuse Inc. Class B	11,410	279
*	Amber Road Inc.	28,087	276
*	Immersion Corp.	30,764	276
*	USA Technologies Inc.	67,314	267
*	Alpha & Omega Semiconductor Ltd.	23,661	255
*	eGain Corp.	20,934	237
*,^	SecureWorks Corp. Class A	10,353	230
*	Telenav Inc.	37,010	221
*	KVH Industries Inc.	19,005	216
*	Sparton Corp.	11,422	211
*	Aquantia Corp.	25,652	201
*	Aerohive Networks Inc.	39,471	199
*	AXT Inc.	44,670	199
*	Clearfield Inc.	13,164	191
*	Adesto Technologies Corp.	30,297	178
*	Acacia Research Corp.	57,874	176
*	Leaf Group Ltd.	19,602	159
*	Avid Technology Inc.	32,619	155
*	Internap Corp.	28,494	154
^	Turtle Beach Corp.	9,494	146
*	Iteris Inc.	30,121	130
*	Park City Group Inc.	15,460	123
*	Kopin Corp.	74,470	114
*	ACM Research Inc. Class A	9,876	112
*	DASAN Zhone Solutions Inc.	7,139	99
*	Asure Software Inc.	14,733	95
*	Travelzoo	5,463	72
*	Rimini Street Inc.	12,158	66
*,^	Remark Holdings Inc.	31,578	65

31

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Veritone Inc.	9,709	60
*	Majesco	7,910	58
			343,925
Utilities (4.4%)
	IDACORP Inc.	60,374	5,941
	ONE Gas Inc.	62,411	5,395
	Portland General Electric Co.	106,850	5,357
	New Jersey Resources Corp.	104,221	5,044
	ALLETE Inc.	61,719	5,002
	Southwest Gas Holdings Inc.	58,683	4,809
	j2 Global Inc.	56,063	4,766
	Spire Inc.	58,851	4,668
	Black Hills Corp.	63,968	4,540
	PNM Resources Inc.	95,363	4,165
	NorthWestern Corp.	60,299	4,133
	Avista Corp.	78,230	3,161
	American States Water Co.	43,670	3,106
	California Water Service Group	57,327	2,982
	South Jersey Industries Inc.	102,921	2,980
*	Vonage Holdings Corp.	264,766	2,722
	MGE Energy Inc.	41,847	2,675
	Ormat Technologies Inc.	47,494	2,652
	El Paso Electric Co.	48,601	2,615
	Shenandoah Telecommunications Co.	55,717	2,476
*	Iridium Communications Inc.	114,911	2,446
	Cogent Communications Holdings Inc.	50,113	2,441
	Otter Tail Corp.	47,271	2,377
*	8x8 Inc.	112,605	2,215
	Northwest Natural Holding Co.	34,209	2,197
	Pattern Energy Group Inc. Class A	96,906	2,021
	Chesapeake Utilities Corp.	18,981	1,708
*	Intelsat SA	66,863	1,610
	Clearway Energy Inc.	86,199	1,292
	SJW Group	20,675	1,265
	Middlesex Water Co.	19,182	1,129
*	Boingo Wireless Inc.	49,307	1,103
	Unitil Corp.	17,612	967
	Connecticut Water Service Inc.	14,309	960
	Consolidated Communications Holdings Inc.	84,447	839
	ATN International Inc.	12,557	705
	Clearway Energy Inc. Class A	43,840	647
*	ORBCOMM Inc.	88,324	623
	York Water Co.	15,457	563
*	Cincinnati Bell Inc.	54,591	530
*	NII Holdings Inc.	106,066	413
*,^	Frontier Communications Corp.	124,762	381
	Artesian Resources Corp. Class A	9,406	369
*	Atlantic Power Corp.	128,602	346
*,^	Gogo Inc.	68,160	313
	Spok Holdings Inc.	22,000	304
*	AquaVenture Holdings Ltd.	13,010	288
	RGC Resources Inc.	8,693	240
	Consolidated Water Co. Ltd.	17,639	233
*	Pure Cycle Corp.	20,844	211
	Spark Energy Inc. Class A	13,829	138
	Global Water Resources Inc.	12,868	122
	Fusion Connect Inc.	24,071	44
^	Windstream Holdings Inc.	18,724	8
			110,237
Total Common Stocks (Cost $2,328,434)			2,477,684

32

Vanguard® Russell 2000 Index Fund

Schedule of Investments

February 28, 2019

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
3,4	Vanguard Market Liquidity Fund	2.563%		535,645	53,570

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.479%	5/9/19	400	398
5	United States Treasury Bill	2.397%	6/13/19	100	99
					497
Total Temporary Cash Investments (Cost $54,060)					54,067
Total Investments (101.6%) (Cost $2,382,494)					2,531,751
Other Assets and Liabilities—Net (-1.6%)[4,5]					(40,908)
Net Assets (100%)					2,490,843

*                   Non-income-producing security.

^                  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,713,000.

§                 Security value determined using significant unobservable inputs.

1                 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.

2                 “Other” represents securities that are not classified by the fund’s benchmark index.

3                 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4                 Includes $49,858,000 of collateral received for securities on loan.

5                 Securities with a value of $497,000 and cash of $19,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

33

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (12.0%)
	Aaron’s Inc.	25,932	1,408
	TEGNA Inc.	81,182	1,069
*	Adtalem Global Education Inc.	21,887	1,055
*	Helen of Troy Ltd.	9,184	1,030
	Meredith Corp.	14,807	848
*	Liberty Latin America Ltd.	43,602	845
*	Liberty Expedia Holdings Inc. Class A	19,061	844
	Bed Bath & Beyond Inc.	50,437	844
	DSW Inc. Class A	25,775	763
*	Belmond Ltd. Class A	29,362	730
*	Murphy USA Inc.	9,314	724
*	Penn National Gaming Inc.	28,783	715
	Office Depot Inc.	204,933	711
	Jack in the Box Inc.	8,495	684
*	American Axle & Manufacturing Holdings Inc.	41,821	673
*	Gray Television Inc.	29,976	657
*	TRI Pointe Group Inc.	50,518	637
*	Taylor Morrison Home Corp. Class A	37,316	626
*	Cars.com Inc.	25,903	610
	Cooper Tire & Rubber Co.	19,034	608
*	Sally Beauty Holdings Inc.	33,264	601
	Travelport Worldwide Ltd.	38,215	601
*	Meritage Homes Corp.	13,392	587
	KB Home	25,702	586
	Abercrombie & Fitch Co.	25,158	552
	Tupperware Brands Corp.	18,275	550
	Signet Jewelers Ltd.	19,496	548
*	Laureate Education Inc. Class A	35,549	544
*	MSG Networks Inc.	22,234	537
*	Gentherm Inc.	13,076	536
	MDC Holdings Inc.	18,476	533
	Gannett Co. Inc.	42,770	502
	Caleres Inc.	16,106	501
	Sinclair Broadcast Group Inc. Class A	13,798	498
	Guess? Inc.	21,607	484
	Matthews International Corp. Class A	11,755	467
	Scholastic Corp.	10,697	453
*	K12 Inc.	14,002	449
	GameStop Corp. Class A	37,611	440
	Group 1 Automotive Inc.	7,017	436
*	G-III Apparel Group Ltd.	11,739	418
*	Cooper-Standard Holdings Inc.	6,697	403
*	Hertz Global Holdings Inc.	20,677	395
	Standard Motor Products Inc.	7,991	394
	International Speedway Corp. Class A	9,096	393
*	Fitbit Inc. Class A	62,907	372
	Big Lots Inc.	11,614	366
	EW Scripps Co. Class A	16,950	358
*	Genesco Inc.	7,371	356
	La-Z-Boy Inc.	9,918	341
^	Dillard’s Inc. Class A	4,318	339
	Acushnet Holdings Corp.	12,951	323
	Marcus Corp.	7,362	312
*	Rent-A-Center Inc.	16,708	311
*	Liberty Latin America Ltd. Class A	15,365	301
	Entercom Communications Corp. Class A	48,807	301
	New Media Investment Group Inc.	22,525	300
	New York Times Co. Class A	9,124	300
	BJ’s Wholesale Club Holdings Inc.	11,631	295
	Lithia Motors Inc. Class A	3,206	289
*	Houghton Mifflin Harcourt Co.	35,764	283

34

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Chico’s FAS Inc.	46,597	272
	AMC Entertainment Holdings Inc. Class A	19,243	270
	Dine Brands Global Inc.	2,566	255
*	American Outdoor Brands Corp.	20,114	252
	Marriott Vacations Worldwide Corp.	2,468	240
*	Regis Corp.	12,703	230
	National CineMedia Inc.	29,021	225
*	M/I Homes Inc.	8,139	212
*	Fossil Group Inc.	13,246	207
*	Party City Holdco Inc.	19,788	206
	Callaway Golf Co.	11,938	205
*	Century Communities Inc.	8,992	205
	Papa John’s International Inc.	4,463	195
	National Presto Industries Inc.	1,714	192
	Movado Group Inc.	5,481	192
	Tower International Inc.	7,419	190
*	Vista Outdoor Inc.	21,149	188
*	American Public Education Inc.	5,657	183
	Viad Corp.	3,127	181
*,^	JC Penney Co. Inc.	118,981	181
	Ethan Allen Interiors Inc.	8,908	179
	Haverty Furniture Cos. Inc.	6,883	168
*	Universal Electronics Inc.	5,021	168
	Buckle Inc.	8,441	162
	Brinker International Inc.	3,493	160
*	Motorcar Parts of America Inc.	7,208	149
	Shoe Carnival Inc.	3,907	149
*	Beazer Homes USA Inc.	12,250	148
*	Ascena Retail Group Inc.	65,890	146
*	Red Robin Gourmet Burgers Inc.	4,762	145
*	William Lyon Homes Class A	10,188	144
	Barnes & Noble Inc.	22,253	140
*	Express Inc.	26,700	139
	Sonic Automotive Inc. Class A	8,775	132
*	Hibbett Sports Inc.	7,067	131
	Cato Corp. Class A	8,189	129
	Tenneco Inc. Class A	3,703	128
	American Eagle Outfitters Inc.	6,223	127
*	1-800-Flowers.com Inc. Class A	7,113	127
*	El Pollo Loco Holdings Inc.	7,990	121
*	Del Taco Restaurants Inc.	11,525	119
*	America’s Car-Mart Inc.	1,450	118
*	Zumiez Inc.	4,768	118
	Emerald Expositions Events Inc.	9,106	115
*	Del Frisco’s Restaurant Group Inc.	12,219	103
*	Central Garden & Pet Co. Class A	3,667	102
*	Denny’s Corp.	5,775	101
*	Reading International Inc. Class A	6,249	101
*	Rosetta Stone Inc.	6,086	98
*	Barnes & Noble Education Inc.	14,131	97
	Citi Trends Inc.	4,422	96
*,^	Daily Journal Corp.	416	94
	Clarus Corp.	7,684	94
*	WideOpenWest Inc.	10,943	90
*	Conn’s Inc.	3,792	89
*	Century Casinos Inc.	10,170	86
*	Habit Restaurants Inc. Class A	7,462	84
	Boyd Gaming Corp.	2,800	83
	Carriage Services Inc. Class A	3,965	83
	Dana Inc.	4,069	80
*	Vera Bradley Inc.	8,313	79
	Entravision Communications Corp. Class A	19,905	79
	Tilly’s Inc. Class A	6,429	78
	Rocky Brands Inc.	2,576	77

35

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Clear Channel Outdoor Holdings Inc. Class A	13,901	76
	Bassett Furniture Industries Inc.	3,827	76
*	Green Brick Partners Inc.	8,442	75
	Hooker Furniture Corp.	2,349	74
	Speedway Motorsports Inc.	4,168	74
*	Lands’ End Inc.	3,904	71
	Weyco Group Inc.	2,239	68
	Flexsteel Industries Inc.	2,702	67
*	Eros International plc	6,835	66
	YETI Holdings Inc.	2,698	65
^	Fluent Inc.	12,542	64
*	MarineMax Inc.	3,172	62
*	Biglari Holdings Inc. Class B	415	56
	Superior Industries International Inc.	8,676	54
	Wingstop Inc.	801	53
	Escalade Inc.	4,293	52
*	Kirkland’s Inc.	4,434	52
*	Red Lion Hotels Corp.	6,076	48
*	Boston Omaha Corp. Class A	1,921	48
	Lifetime Brands Inc.	4,576	48
	Saga Communications Inc. Class A	1,405	47
	Tile Shop Holdings Inc.	7,363	47
*	Hemisphere Media Group Inc. Class A	3,236	45
	Johnson Outdoors Inc. Class A	674	44
*	Container Store Group Inc.	6,236	43
*	J Alexander’s Holdings Inc.	4,615	42
*	Pier 1 Imports Inc.	30,827	42
*	Monarch Casino & Resort Inc.	890	39
*	J. Jill Inc.	5,999	36
	Inter Parfums Inc.	470	35
*	Stoneridge Inc.	1,157	34
	Lovesac Co.	1,071	32
*	Sonos Inc.	3,089	32
*	Chuy’s Holdings Inc.	1,327	30
*	Fiesta Restaurant Group Inc.	1,919	29
	Big 5 Sporting Goods Corp.	7,124	29
*	New Home Co. Inc.	5,057	28
*	Central Garden & Pet Co.	873	27
*	Town Sports International Holdings Inc.	4,723	26
*	Hovnanian Enterprises Inc. Class A	36,983	25
*	Lumber Liquidators Holdings Inc.	2,013	24
	RCI Hospitality Holdings Inc.	924	22
*	Carrols Restaurant Group Inc.	2,007	21
*	Biglari Holdings Inc.	30	21
*	Gaia Inc. Class A	1,691	19
*	Weight Watchers International Inc.	848	17
*,^	Revlon Inc. Class A	483	13
*	Francesca’s Holdings Corp.	14,771	12
*	Empire Resorts Inc.	859	12
	Beasley Broadcast Group Inc. Class A	2,826	12
*	RTW RetailWinds Inc.	3,702	11
	Hamilton Beach Brands Holding Co. Class A	457	11
*	Drive Shack Inc.	2,398	11
*	Nautilus Inc.	882	6
*	Vuzix Corp.	1,226	4
			45,250
Consumer Staples (2.2%)
*	Edgewell Personal Care Co.	20,173	895
	Sanderson Farms Inc.	7,692	886
	Universal Corp.	9,267	550
	B&G Foods Inc.	21,977	541
	Core-Mark Holding Co. Inc.	15,713	495
*	Simply Good Foods Co.	22,631	463
*	Hostess Brands Inc. Class A	37,085	450

36

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Andersons Inc.	10,226	378
	Fresh Del Monte Produce Inc.	11,478	318
	Cal-Maine Foods Inc.	7,015	309
	Lancaster Colony Corp.	1,955	307
*,^	Rite Aid Corp.	400,382	296
*	United Natural Foods Inc.	19,236	289
	SpartanNash Co.	13,367	254
	Vector Group Ltd.	21,428	251
	Tootsie Roll Industries Inc.	5,237	195
	Weis Markets Inc.	3,693	186
	Ingles Markets Inc. Class A	5,264	164
	Dean Foods Co.	34,006	136
	Village Super Market Inc. Class A	3,040	93
*	GNC Holdings Inc. Class A	30,552	91
*	Farmer Brothers Co.	3,803	91
	Limoneira Co.	3,817	89
*,^	Pyxus International Inc.	3,295	89
*,^	Cadiz Inc.	8,316	82
*	Seneca Foods Corp. Class A	2,673	79
*	Smart & Final Stores Inc.	8,437	52
*	Natural Grocers by Vitamin Cottage Inc.	3,412	48
	MGP Ingredients Inc.	539	44
	Alico Inc.	1,210	37
*	Diplomat Pharmacy Inc.	4,148	27
*	Nature’s Sunshine Products Inc.	3,214	27
	Natural Health Trends Corp.	110	1
			8,213
Energy (5.5%)
*	Southwestern Energy Co.	221,153	936
*	PDC Energy Inc.	24,846	921
	Peabody Energy Corp.	29,337	905
	Golar LNG Ltd.	35,408	731
	World Fuel Services Corp.	25,065	694
*	Callon Petroleum Co.	85,813	656
	Arch Coal Inc. Class A	6,556	611
*	NOW Inc.	40,626	586
*	Dril-Quip Inc.	13,580	579
*	Oceaneering International Inc.	37,188	575
*	Oasis Petroleum Inc.	102,371	572
	McDermott International Inc.	67,351	571
*	Sunrun Inc.	36,233	562
*	Rowan Cos. plc Class A	47,886	542
*	Gulfport Energy Corp.	65,572	502
	Warrior Met Coal Inc.	16,193	474
	SemGroup Corp. Class A	29,806	469
	Archrock Inc.	47,052	459
*	C&J Energy Services Inc.	23,536	406
*	California Resources Corp.	17,128	405
*	Oil States International Inc.	23,028	395
*	Helix Energy Solutions Group Inc.	53,293	394
*	Renewable Energy Group Inc.	12,732	338
*	Unit Corp.	19,313	300
*,^	Enphase Energy Inc.	32,451	294
*	Newpark Resources Inc.	33,243	294
	TerraForm Power Inc. Class A	22,588	283
*	Noble Corp. plc	92,186	278
*	Superior Energy Services Inc.	58,980	276
*	SunCoke Energy Inc.	24,406	242
*	CONSOL Energy Inc.	6,197	235
*	Diamond Offshore Drilling Inc.	24,214	231
	Green Plains Inc.	14,817	231
*	Exterran Corp.	12,589	215
*	Matrix Service Co.	9,974	208
*	KLX Energy Services Holdings Inc.	7,556	199

37

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Par Pacific Holdings Inc.	10,984	186
*	Forum Energy Technologies Inc.	31,530	184
*	W&T Offshore Inc.	35,102	183
*	Denbury Resources Inc.	92,157	177
*	Talos Energy Inc.	7,500	168
*	Frank’s International NV	26,713	167
*	REX American Resources Corp.	2,072	165
*	Bonanza Creek Energy Inc.	7,030	162
*	Nine Energy Service Inc.	5,546	145
*	Laredo Petroleum Inc.	40,045	137
*	Northern Oil and Gas Inc.	54,655	130
*	Select Energy Services Inc. Class A	12,744	128
*	FTS International Inc.	12,051	124
*	Ameresco Inc. Class A	7,065	116
*	Clean Energy Fuels Corp.	50,135	115
*	HighPoint Resources Corp.	41,459	107
*,^	SunPower Corp. Class A	15,149	98
*	SandRidge Energy Inc.	11,439	89
*	Era Group Inc.	7,590	87
*	Natural Gas Services Group Inc.	4,592	85
*	SEACOR Marine Holdings Inc.	6,150	84
	Delek US Holdings Inc.	2,349	83
*	Halcon Resources Corp.	50,888	76
*	RigNet Inc.	4,807	74
*	Matador Resources Co.	3,850	72
*	Trecora Resources	7,458	72
*	Flotek Industries Inc.	21,824	70
*	SilverBow Resources Inc.	2,612	59
*	Earthstone Energy Inc. Class A	7,248	48
*	Vivint Solar Inc.	8,541	45
	Panhandle Oil and Gas Inc. Class A	2,705	44
*	Pioneer Energy Services Corp.	25,011	44
*	Midstates Petroleum Co. Inc.	5,052	44
*	Infrastructure and Energy Alternatives Inc.	6,504	41
*	Ultra Petroleum Corp.	59,261	40
	Berry Petroleum Corp.	3,130	40
*	Basic Energy Services Inc.	7,266	35
	Hallador Energy Co.	6,440	35
*	Independence Contract Drilling Inc.	11,025	34
	Adams Resources & Energy Inc.	826	33
*,^	CARBO Ceramics Inc.	8,031	33
*	Dawson Geophysical Co.	7,496	27
*	Isramco Inc.	224	25
*	Smart Sand Inc.	8,022	24
*	NCS Multistage Holdings Inc.	3,869	21
*,^	FuelCell Energy Inc.	39,014	19
*	Eclipse Resources Corp.	15,631	18
*,^	Approach Resources Inc.	18,395	17
*	Cloud Peak Energy Inc.	32,463	17
*	Quintana Energy Services Inc.	2,748	16
	CVR Energy Inc.	382	16
*	Keane Group Inc.	1,333	15
*	Goodrich Petroleum Corp.	970	13
*	TETRA Technologies Inc.	4,745	11
*	Alta Mesa Resources Inc. Class A	38,384	10
*	Nuverra Environmental Solutions Inc.	719	7
*	Ring Energy Inc.	1,132	7
*	EP Energy Corp. Class A	12,794	7
*	Abraxas Petroleum Corp.	4,213	5
*	Ramaco Resources Inc.	536	3
	Jones Energy Inc. Class A	1	—
			20,706

38

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
Financial Services (41.3%)
*	MGIC Investment Corp.	135,846	1,763
	Radian Group Inc.	80,964	1,648
	Pebblebrook Hotel Trust	51,343	1,643
	IBERIABANK Corp.	20,799	1,627
	Cousins Properties Inc.	157,267	1,497
	Healthcare Realty Trust Inc.	46,799	1,481
	Blackstone Mortgage Trust Inc. Class A	41,949	1,446
	Selective Insurance Group Inc.	21,795	1,438
*	United Bankshares Inc.	37,414	1,436
	Stifel Financial Corp.	26,001	1,415
	Hancock Whitney Corp.	31,858	1,392
	MB Financial Inc.	28,597	1,295
	Sunstone Hotel Investors Inc.	85,405	1,285
	Valley National Bancorp	120,819	1,276
	Physicians Realty Trust	68,484	1,237
	First Industrial Realty Trust Inc.	36,694	1,230
	Chemical Financial Corp.	26,759	1,226
	Community Bank System Inc.	18,825	1,220
	Sabra Health Care REIT Inc.	66,648	1,208
	RLJ Lodging Trust	65,006	1,207
	Rexford Industrial Realty Inc.	34,595	1,186
	Glacier Bancorp Inc.	26,980	1,182
*	UMB Financial Corp.	17,059	1,174
	BancorpSouth Bank	35,280	1,150
	Investors Bancorp Inc.	90,987	1,144
	Cathay General Bancorp	28,961	1,125
	Fulton Financial Corp.	64,416	1,107
	American Equity Investment Life Holding Co.	33,609	1,064
	CNO Financial Group Inc.	61,425	1,046
	Columbia Banking System Inc.	27,568	1,044
	Union Bankshares Corp.	28,765	1,023
	STAG Industrial Inc.	36,671	1,015
	Old National Bancorp	56,624	1,007
	First Financial Bancorp	35,735	991
^	Piedmont Office Realty Trust Inc. Class A	47,917	981
	South State Corp.	13,687	972
	CVB Financial Corp.	42,141	960
	Washington Federal Inc.	31,259	959
	CoreCivic Inc.	44,907	951
	First BanCorp	80,450	926
	First Midwest Bancorp Inc.	39,610	917
	CenterState Bank Corp.	34,333	908
	Simmons First National Corp. Class A	33,858	908
	Home BancShares Inc.	46,052	897
	PotlatchDeltic Corp.	24,821	893
	Terreno Realty Corp.	21,724	888
	Trustmark Corp.	24,973	886
	Acadia Realty Trust	30,098	857
	Argo Group International Holdings Ltd.	12,182	847
	International Bancshares Corp.	20,705	845
	Great Western Bancorp Inc.	22,344	839
	Apollo Commercial Real Estate Finance Inc.	46,191	839
	DiamondRock Hospitality Co.	77,897	833
	WesBanco Inc.	19,540	829
	Agree Realty Corp.	12,535	824
	Xenia Hotels & Resorts Inc.	42,161	823
	GEO Group Inc.	35,900	816
	ProAssurance Corp.	19,962	810
*	Enstar Group Ltd.	4,532	808
	Washington REIT	29,934	793
	Independent Bank Corp.	9,149	779
*	Essent Group Ltd.	17,641	761
	First Merchants Corp.	18,463	746

39

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Banner Corp.	11,985	745
	United Community Banks Inc.	26,705	739
	Lexington Realty Trust	79,550	739
*	Genworth Financial Inc. Class A	189,339	733
	Retail Opportunity Investments Corp.	42,101	723
	Invesco Mortgage Capital Inc.	44,904	715
	Mack-Cali Realty Corp.	33,887	712
	CareTrust REIT Inc.	31,128	695
	Renasant Corp.	18,154	695
	Kemper Corp.	8,290	689
	Hope Bancorp Inc.	46,754	682
	Towne Bank	24,679	680
	National Health Investors Inc.	8,688	678
	Northwest Bancshares Inc.	36,379	677
	Chesapeake Lodging Trust	22,312	672
	Urban Edge Properties	34,452	669
	LTC Properties Inc.	14,721	654
	Capitol Federal Financial Inc.	48,347	646
	Provident Financial Services Inc.	23,263	639
	Ladder Capital Corp. Class A	34,550	634
	American Assets Trust Inc.	14,406	626
	Westamerica Bancorporation	9,680	622
	NBT Bancorp Inc.	15,955	616
	Horace Mann Educators Corp.	15,401	604
	Cadence BanCorp Class A	29,806	596
*	Cannae Holdings Inc.	25,834	592
*	Alexander & Baldwin Inc.	25,583	587
	Colony Credit Real Estate Inc.	31,485	549
	Office Properties Income Trust	17,871	545
	First Commonwealth Financial Corp.	38,675	544
*	PRA Group Inc.	16,827	542
	Waddell & Reed Financial Inc. Class A	29,227	541
	National Storage Affiliates Trust	19,090	541
*	Seritage Growth Properties Class A	12,220	539
	Heartland Financial USA Inc.	11,020	535
	S&T Bancorp Inc.	12,905	534
	Hilltop Holdings Inc.	27,210	523
	First Interstate BancSystem Inc. Class A	12,491	520
	Park National Corp.	5,182	519
	Walker & Dunlop Inc.	9,083	507
	Industrial Logistics Properties Trust	24,287	507
	Employers Holdings Inc.	12,086	503
	Berkshire Hills Bancorp Inc.	15,790	495
	Safety Insurance Group Inc.	5,505	492
	Kite Realty Group Trust	31,236	492
	Navigators Group Inc.	7,044	492
	Tier REIT Inc.	20,114	488
	Global Net Lease Inc.	27,308	487
	Kennedy-Wilson Holdings Inc.	23,212	482
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,355	476
	Brookline Bancorp Inc.	29,725	475
	Redwood Trust Inc.	30,975	474
	PennyMac Mortgage Investment Trust	22,530	459
*	FGL Holdings	55,069	457
	Sandy Spring Bancorp Inc.	13,019	457
	AMERISAFE Inc.	7,183	453
	Heritage Financial Corp.	13,718	452
	LegacyTexas Financial Group Inc.	10,745	448
	OceanFirst Financial Corp.	17,638	444
	Summit Hotel Properties Inc.	38,957	444
	First Busey Corp.	16,441	443
	Southside Bancshares Inc.	12,518	435
	First Bancorp	11,012	432
	QTS Realty Trust Inc. Class A	10,317	431

40

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	City Holding Co.	5,344	428
	Tompkins Financial Corp.	5,255	423
	Beneficial Bancorp Inc.	25,760	415
*	Seacoast Banking Corp. of Florida	14,159	411
	Washington Prime Group Inc.	70,094	405
	Getty Realty Corp.	12,288	405
	Independent Bank Group Inc.	6,622	384
	Mr Cooper Group Inc.	27,929	381
	Nelnet Inc. Class A	6,920	379
*	eHealth Inc.	7,042	376
	RPT Realty	29,623	376
	Boston Private Financial Holdings Inc.	31,363	373
	WSFS Financial Corp.	8,532	369
	Flagstar Bancorp Inc.	11,179	365
	TriCo Bancshares	9,053	364
	Monmouth Real Estate Investment Corp.	27,422	364
*	LendingClub Corp.	121,126	360
	Stewart Information Services Corp.	8,373	359
	InfraREIT Inc.	16,662	356
	Veritex Holdings Inc.	12,681	355
	Pacific Premier Bancorp Inc.	11,853	354
	Piper Jaffray Cos.	5,054	354
	PS Business Parks Inc.	2,392	352
	New York Mortgage Trust Inc.	58,572	351
	United Fire Group Inc.	7,131	348
	Chatham Lodging Trust	17,133	342
*	Encore Capital Group Inc.	9,907	339
	Independence Realty Trust Inc.	32,595	338
	OFG Bancorp	16,270	337
	Investment Technology Group Inc.	10,621	321
^	Arbor Realty Trust Inc.	24,762	320
	ARMOUR Residential REIT Inc.	15,764	316
	Easterly Government Properties Inc.	17,567	316
	Kearny Financial Corp.	23,225	316
*	Ambac Financial Group Inc.	15,885	314
	Bryn Mawr Bank Corp.	7,457	304
	NorthStar Realty Europe Corp.	16,873	303
*	Columbia Financial Inc.	18,825	302
*	Third Point Reinsurance Ltd.	27,800	297
*	MBIA Inc.	29,844	296
	TrustCo Bank Corp. NY	34,855	295
	United Financial Bancorp Inc.	18,988	295
	BancFirst Corp.	5,203	293
	Franklin Street Properties Corp.	39,974	289
	Central Pacific Financial Corp.	9,875	288
	Univest Financial Corp.	10,763	285
	Federated Investors Inc. Class B	9,578	285
*	World Acceptance Corp.	2,278	280
	Capstead Mortgage Corp.	33,660	279
	Lakeland Bancorp Inc.	16,661	279
	1st Source Corp.	5,820	277
	Banc of California Inc.	15,911	276
	Innovative Industrial Properties Inc.	3,469	274
	Investors Real Estate Trust	4,511	272
	Oritani Financial Corp.	15,093	271
	Fidelity Southern Corp.	8,256	269
	TPG RE Finance Trust Inc.	13,344	267
	National Western Life Group Inc. Class A	863	266
	RE/MAX Holdings Inc. Class A	6,688	262
	National Bank Holdings Corp. Class A	7,198	260
	FBL Financial Group Inc. Class A	3,722	260
*	HomeStreet Inc.	9,284	259
	Camden National Corp.	5,742	258
	Enterprise Financial Services Corp.	5,631	254

41

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Community Trust Bancorp Inc.	5,913	253
	Granite Point Mortgage Trust Inc.	13,203	251
	National General Holdings Corp.	9,726	251
*	INTL. FCStone Inc.	5,757	250
	Hersha Hospitality Trust Class A	13,217	249
	Meridian Bancorp Inc.	15,233	248
	Horizon Bancorp Inc.	13,899	246
	Northfield Bancorp Inc.	16,166	241
	Hanmi Financial Corp.	10,387	240
	Banco Latinoamericano de Comercio Exterior SA	11,420	239
	Flushing Financial Corp.	10,192	237
	Dime Community Bancshares Inc.	11,736	234
	Great Southern Bancorp Inc.	4,129	234
	NexPoint Residential Trust Inc.	6,505	234
	CBTX Inc.	7,000	233
	Community Healthcare Trust Inc.	6,452	230
	Preferred Apartment Communities Inc. Class A	15,097	230
	Urstadt Biddle Properties Inc. Class A	10,979	230
	First Defiance Financial Corp.	7,399	229
	Virtus Investment Partners Inc.	2,231	228
	Bank of Marin Bancorp	5,082	226
	Stock Yards Bancorp Inc.	6,337	226
	Peoples Bancorp Inc.	6,761	225
	Gladstone Commercial Corp.	10,804	223
	Four Corners Property Trust Inc.	8,122	222
	CorePoint Lodging Inc.	15,441	216
	First of Long Island Corp.	9,110	213
	State Auto Financial Corp.	6,314	213
	First Community Bankshares Inc.	5,926	212
	iStar Inc.	24,183	212
	Washington Trust Bancorp Inc.	4,028	211
	Mercantile Bank Corp.	6,007	208
	James River Group Holdings Ltd.	5,061	208
	Front Yard Residential Corp.	18,335	204
	Bridge Bancorp Inc.	6,143	203
*	St. Joe Co.	12,990	202
	First Financial Corp.	4,509	200
	Peapack Gladstone Financial Corp.	6,804	198
	Essential Properties Realty Trust Inc.	11,592	197
	Armada Hoffler Properties Inc.	12,409	190
	United Community Financial Corp.	18,924	190
	AG Mortgage Investment Trust Inc.	10,649	189
	Federal Agricultural Mortgage Corp.	2,284	187
	German American Bancorp Inc.	6,004	186
*	EZCORP Inc. Class A	18,938	185
*	Nicolet Bankshares Inc.	3,217	185
	Whitestone REIT	14,163	184
	ConnectOne Bancorp Inc.	8,264	178
	CatchMark Timber Trust Inc. Class A	18,630	178
	QCR Holdings Inc.	4,940	177
	Financial Institutions Inc.	5,832	176
	Western Asset Mortgage Capital Corp.	17,505	176
	Opus Bank	7,574	172
	Ashford Hospitality Trust Inc.	32,114	172
*	PennyMac Financial Services Inc.	7,324	171
*	Bancorp Inc.	18,755	170
	First Mid-Illinois Bancshares Inc.	4,831	169
	One Liberty Properties Inc.	5,839	168
	RLI Corp.	2,382	168
	KKR Real Estate Finance Trust Inc.	8,073	164
*	Customers Bancorp Inc.	7,575	162
	CorEnergy Infrastructure Trust Inc.	4,444	162
	Republic Bancorp Inc. Class A	3,576	162
	Franklin Financial Network Inc.	4,908	161

42

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	National Commerce Corp.	3,669	160
	Arrow Financial Corp.	4,517	160
	Old Second Bancorp Inc.	11,043	158
	First Bancshares Inc.	4,785	157
	Waterstone Financial Inc.	9,241	156
	Anworth Mortgage Asset Corp.	36,234	154
	Origin Bancorp Inc.	4,250	153
*	TriState Capital Holdings Inc.	6,688	151
	Ares Commercial Real Estate Corp.	9,893	151
	CNB Financial Corp.	5,367	149
*	Tejon Ranch Co.	8,064	149
	Old Line Bancshares Inc.	5,159	148
	BBX Capital Corp. Class A	24,101	147
	Bar Harbor Bankshares	5,662	146
	First Foundation Inc.	9,513	145
	Jernigan Capital Inc.	6,681	143
	New Senior Investment Group Inc.	27,420	141
	Braemar Hotels & Resorts Inc.	10,792	140
	Sierra Bancorp	5,213	140
	Farmers National Banc Corp.	9,413	139
	Independent Bank Corp.	5,868	136
*	Eagle Bancorp Inc.	2,303	136
*	Allegiance Bancshares Inc.	3,527	135
	Dynex Capital Inc.	21,926	134
	CBL & Associates Properties Inc.	62,248	133
	City Office REIT Inc.	11,871	131
	B. Riley Financial Inc.	7,586	129
	Orchid Island Capital Inc.	19,278	129
	MidWestOne Financial Group Inc.	4,104	128
*	Byline Bancorp Inc.	6,206	127
	HCI Group Inc.	2,737	126
*,^	Citizens Inc. Class A	18,311	125
	HomeTrust Bancshares Inc.	4,564	124
	Lakeland Financial Corp.	2,543	123
	Exantas Capital Corp.	11,222	122
	Spirit MTA REIT	16,113	118
*	Greenlight Capital Re Ltd. Class A	10,512	118
	Citizens & Northern Corp.	4,382	115
*	Goosehead Insurance Inc. Class A	3,640	115
	Cedar Realty Trust Inc.	32,968	115
*	Equity Bancshares Inc. Class A	3,371	115
	Southern National Bancorp of Virginia Inc.	7,213	114
	FB Financial Corp.	3,174	112
*	FRP Holdings Inc.	2,190	112
	Blue Hills Bancorp Inc.	4,510	112
	MedEquities Realty Trust Inc.	10,514	112
	Peoples Financial Services Corp.	2,558	112
	PCSB Financial Corp.	5,494	112
	RBB Bancorp	5,117	111
	American National Bankshares Inc.	3,075	110
	EMC Insurance Group Inc.	3,443	110
	Cherry Hill Mortgage Investment Corp.	5,926	110
*	Focus Financial Partners Inc. Class A	2,884	109
	EVERTEC Inc.	3,735	107
	Enterprise Bancorp Inc.	3,344	106
	West Bancorporation Inc.	4,561	105
	Ready Capital Corp.	6,530	105
	Capital City Bank Group Inc.	4,215	104
	Home Bancorp Inc.	2,870	101
	Oppenheimer Holdings Inc. Class A	3,571	101
	ACNB Corp.	2,544	100
	Summit Financial Group Inc.	4,100	100
	First Bancorp Inc.	3,785	100
	Macatawa Bank Corp.	9,039	99

43

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Western New England Bancorp Inc.	10,029	98
	Heritage Insurance Holdings Inc.	6,596	98
	National Bankshares Inc.	2,485	98
	Business First Bancshares Inc.	3,958	98
	Global Indemnity Ltd.	2,521	97
*	Bridgewater Bancshares Inc.	8,631	96
	Midland States Bancorp Inc.	3,766	96
	Northrim BanCorp Inc.	2,538	95
*	NMI Holdings Inc. Class A	3,934	95
	Ames National Corp.	3,389	94
	Bluerock Residential Growth REIT Inc. Class A	8,758	93
*	Donnelley Financial Solutions Inc.	6,512	93
	Guaranty Bancshares Inc.	2,995	92
*	Metropolitan Bank Holding Corp.	2,388	92
*	Ocwen Financial Corp.	42,650	91
	Arlington Asset Investment Corp. Class A	10,888	90
	Southern Missouri Bancorp Inc.	2,478	90
	Merchants Bancorp	4,230	88
*	Southern First Bancshares Inc.	2,305	88
*	Baycom Corp.	3,772	87
*	Altisource Portfolio Solutions SA	3,468	87
	Central Valley Community Bancorp	4,387	85
*	Cardtronics plc Class A	2,888	85
	Carolina Financial Corp.	2,308	84
*	Cowen Inc. Class A	5,409	84
*	BSB Bancorp Inc.	2,370	84
*	SmartFinancial Inc.	4,259	84
	Century Bancorp Inc. Class A	1,080	84
	Territorial Bancorp Inc.	2,971	83
*	Republic First Bancorp Inc.	12,957	83
	Cambridge Bancorp	996	83
	Civista Bancshares Inc.	3,788	81
	Pennsylvania REIT	13,070	80
*	Cushman & Wakefield plc	4,311	79
	Great Ajax Corp.	5,956	79
	Luther Burbank Corp.	7,529	79
	Premier Financial Bancorp Inc.	4,740	79
	BankFinancial Corp.	5,000	78
	First Choice Bancorp	3,335	78
	Codorus Valley Bancorp Inc.	3,411	77
	First Internet Bancorp	3,561	77
	Protective Insurance Corp. Class B	3,598	76
*	PICO Holdings Inc.	7,386	76
	Global Medical REIT Inc.	7,355	76
	Reliant Bancorp Inc.	3,445	76
	Timberland Bancorp Inc.	2,461	75
	First Bank	6,413	74
	Bank of Princeton	2,274	74
	Penns Woods Bancorp Inc.	1,684	74
	Shore Bancshares Inc.	4,657	73
	MBT Financial Corp.	6,539	72
	Investors Title Co.	420	72
	Live Oak Bancshares Inc.	4,410	71
*	Select Bancorp Inc.	6,123	71
	GAIN Capital Holdings Inc.	10,267	71
	BCB Bancorp Inc.	5,313	70
*	Spirit of Texas Bancshares Inc.	3,205	69
	First Business Financial Services Inc.	3,128	69
	MutualFirst Financial Inc.	2,162	68
	Amalgamated Bank Class A	3,811	67
	Independence Holding Co.	1,751	67
	SB One Bancorp	2,813	67
	Bank of Commerce Holdings	5,846	66
*	Forestar Group Inc.	3,837	65

44

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Pacific City Financial Corp.	3,814	65
	Norwood Financial Corp.	2,109	65
*	Community Bankers Trust Corp.	8,097	65
	MidSouth Bancorp Inc.	5,645	64
	Prudential Bancorp Inc.	3,530	64
	Evans Bancorp Inc.	1,758	63
	C&F Financial Corp.	1,212	63
	Riverview Bancorp Inc.	8,005	62
	Chemung Financial Corp.	1,311	61
	Consolidated-Tomoka Land Co.	1,032	61
	Tiptree Inc.	9,764	60
	SI Financial Group Inc.	4,020	59
	Bankwell Financial Group Inc.	1,957	59
	Unity Bancorp Inc.	2,678	59
	Investar Holding Corp.	2,418	59
	First Northwest Bancorp	3,609	58
	LCNB Corp.	3,413	58
	BrightSphere Investment Group plc	4,075	58
	Orrstown Financial Services Inc.	2,820	58
	Gladstone Land Corp.	4,712	58
	Ohio Valley Banc Corp.	1,563	57
	ESSA Bancorp Inc.	3,568	57
*	NI Holdings Inc.	3,777	57
*	Atlantic Capital Bancshares Inc.	2,949	57
	Fidelity D&D Bancorp Inc.	975	57
	Parke Bancorp Inc.	2,554	57
	Farmland Partners Inc.	10,903	56
*	Entegra Financial Corp.	2,325	56
	Community Financial Corp.	1,856	56
*	Safehold Inc.	2,887	55
	First Community Corp.	2,712	54
*	Stratus Properties Inc.	2,229	54
	Hingham Institution for Savings	269	53
	1st Constitution Bancorp	2,788	52
*	Hallmark Financial Services Inc.	4,958	52
	United Security Bancshares	4,785	52
*	Evo Payments Inc. Class A	1,933	52
	Northeast Bancorp	2,536	51
	Middlefield Banc Corp.	1,215	51
*	Howard Bancorp Inc.	3,808	51
*	Malvern Bancorp Inc.	2,416	50
	Peoples Bancorp of North Carolina Inc.	1,775	50
*	Pacific Mercantile Bancorp	5,935	49
	MVB Financial Corp.	3,194	49
	BRT Apartments Corp.	3,658	49
	Donegal Group Inc. Class A	3,566	48
*	HarborOne Bancorp Inc.	2,893	47
	Crawford & Co. Class B	4,489	46
	CB Financial Services Inc.	1,781	46
	First United Corp.	2,616	45
*	Regional Management Corp.	1,647	45
	Level One Bancorp Inc.	1,928	45
	Oak Valley Bancorp	2,495	45
	Mid Penn Bancorp Inc.	1,814	44
	First Financial Northwest Inc.	2,665	43
*	PDL Community Bancorp	3,198	42
	OP Bancorp	4,567	41
	Kingstone Cos. Inc.	2,438	41
	FS Bancorp Inc.	736	38
	First Guaranty Bancshares Inc.	1,751	37
	Capstar Financial Holdings Inc.	2,170	36
	FedNat Holding Co.	1,973	36
	County Bancorp Inc.	1,875	36
	Associated Capital Group Inc. Class A	838	36

45

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Provident Bancorp Inc.	1,537	35
	First Savings Financial Group Inc.	671	35
	Coastal Financial Corp.	2,004	33
	Maiden Holdings Ltd.	26,364	32
	Auburn National Bancorporation Inc.	917	31
	UMH Properties Inc.	2,225	30
	Universal Health Realty Income Trust	403	30
*	Esquire Financial Holdings Inc.	1,305	30
	Sterling Bancorp Inc.	2,944	30
	United Insurance Holdings Corp.	1,813	30
*	MoneyGram International Inc.	11,925	29
	GAMCO Investors Inc. Class A	1,393	29
	Capital Bancorp Inc.	2,057	24
	PJT Partners Inc.	519	24
	Heritage Commerce Corp.	1,705	24
*	Transcontinental Realty Investors Inc.	652	22
	Saul Centers Inc.	370	21
	Greenhill & Co. Inc.	810	19
*	On Deck Capital Inc.	2,792	17
	Bank7 Corp.	1,069	17
	Oconee Federal Financial Corp.	539	15
*	Impac Mortgage Holdings Inc.	3,391	14
*	FVCBankcorp Inc.	702	12
	Griffin Industrial Realty Inc.	363	12
*	I3 Verticals Inc. Class A	561	12
	Ladenburg Thalmann Financial Services Inc.	3,881	11
	Farmers & Merchants Bancorp Inc.	362	11
*	American Realty Investors Inc.	710	9
	Greene County Bancorp Inc.	276	9
	Union Bankshares Inc.	108	5
*	Siebert Financial Corp.	205	3
			155,799
Health Care (4.1%)
*	Syneos Health Inc.	21,341	891
*	Endo International plc	78,611	864
*	Avanos Medical Inc.	17,551	826
*	Mallinckrodt plc	30,860	770
	Patterson Cos. Inc.	30,789	694
*	Magellan Health Inc.	9,267	631
*	Allscripts Healthcare Solutions Inc.	57,503	616
*	Prestige Consumer Healthcare Inc.	19,584	573
*	Brookdale Senior Living Inc.	70,266	475
	CONMED Corp.	6,125	471
	National HealthCare Corp.	4,614	376
*	LivaNova plc	3,778	352
*	OPKO Health Inc.	121,005	309
*	AngioDynamics Inc.	13,591	305
*	Cambrex Corp.	7,126	295
*	Integer Holdings Corp.	3,169	288
	Luminex Corp.	8,979	229
*	Triple-S Management Corp. Class B	8,229	209
*	Acorda Therapeutics Inc.	14,029	207
*	Zogenix Inc.	3,915	206
*	Prothena Corp. plc	15,343	206
*	Amphastar Pharmaceuticals Inc.	8,139	202
*	PDL BioPharma Inc.	53,056	193
*	AMAG Pharmaceuticals Inc.	12,738	190
*	Arena Pharmaceuticals Inc.	3,654	182
*	Anika Therapeutics Inc.	5,160	168
*	Community Health Systems Inc.	31,903	158
*	Five Prime Therapeutics Inc.	12,361	143
	Owens & Minor Inc.	22,445	140
*	NextGen Healthcare Inc.	7,815	137
*	BioScrip Inc.	41,699	136

46

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	HMS Holdings Corp.	3,912	135
*	CryoLife Inc.	4,334	128
*	Achillion Pharmaceuticals Inc.	50,456	127
*	Akorn Inc.	30,250	123
	Invacare Corp.	12,496	122
*	Concert Pharmaceuticals Inc.	7,919	120
*	Cross Country Healthcare Inc.	13,223	116
*	Intra-Cellular Therapies Inc.	8,400	114
*	Acceleron Pharma Inc.	2,464	109
*,^	Lannett Co. Inc.	11,062	104
*	Ra Pharmaceuticals Inc.	5,090	98
*	Myriad Genetics Inc.	3,059	95
*	Orthofix Medical Inc.	1,547	95
*	RTI Surgical Inc.	17,731	88
*	SeaSpine Holdings Corp.	5,488	84
*	Epizyme Inc.	6,234	81
	Computer Programs & Systems Inc.	2,431	80
*	Immunomedics Inc.	5,027	79
*	Surgery Partners Inc.	6,296	79
*	Albireo Pharma Inc.	2,656	75
*	Adverum Biotechnologies Inc.	18,211	74
*	Immune Design Corp.	12,301	72
*	Novavax Inc.	89,740	63
*	Calithera Biosciences Inc.	11,188	62
*	Cymabay Therapeutics Inc.	4,962	59
	Guardant Health Inc.	876	58
*	Alder Biopharmaceuticals Inc.	4,216	54
*	Synlogic Inc.	5,890	51
*	Portola Pharmaceuticals Inc.	1,646	51
*	BioCryst Pharmaceuticals Inc.	5,956	49
*	Harvard Bioscience Inc.	12,152	49
*	Medicines Co.	1,940	48
*	Adamas Pharmaceuticals Inc.	4,161	47
*	Ardelyx Inc.	16,195	46
*	FONAR Corp.	1,979	43
*	Allogene Therapeutics Inc.	1,270	40
	Arcus Biosciences Inc.	3,398	40
*	Arbutus Biopharma Corp.	9,115	40
*	Spero Therapeutics Inc.	3,187	38
*	Catalyst Biosciences Inc.	4,316	37
*	Spectrum Pharmaceuticals Inc.	3,313	36
*	Cerus Corp.	5,449	35
*	Aratana Therapeutics Inc.	8,708	35
	Meridian Bioscience Inc.	1,838	31
*	Menlo Therapeutics Inc.	3,679	31
*	Audentes Therapeutics Inc.	1,017	31
*	Chimerix Inc.	15,240	31
*	R1 RCM Inc.	3,114	31
*	Cara Therapeutics Inc.	1,732	30
*	Civitas Solutions Inc.	1,629	29
*	BioTime Inc.	22,448	27
*	Dynavax Technologies Corp.	2,692	25
*,^	resTORbio Inc.	2,804	24
*	Cellular Biomedicine Group Inc.	1,219	23
*	Lantheus Holdings Inc.	1,019	23
*	NanoString Technologies Inc.	894	23
*	Syndax Pharmaceuticals Inc.	3,637	22
*	CareDx Inc.	694	22
*	Tetraphase Pharmaceuticals Inc.	17,975	21
*	Molecular Templates Inc.	4,206	21
*	Akebia Therapeutics Inc.	2,806	20
	Allakos Inc.	501	20
*	XOMA Corp.	1,352	19
*	NewLink Genetics Corp.	11,189	19

47

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Utah Medical Products Inc.	218	19
	Tricida Inc.	699	16
*	Aclaris Therapeutics Inc.	2,295	15
	Melinta Therapeutics Inc.	2,704	14
*,^	Nymox Pharmaceutical Corp.	6,518	14
*	Assertio Therapeutics Inc.	3,369	14
*	Bellicum Pharmaceuticals Inc.	4,317	14
	National Research Corp.	344	13
*	NantKwest Inc.	11,798	13
	Phibro Animal Health Corp. Class A	454	13
*	AgeX Therapeutics Inc.	3,090	13
*	Cytokinetics Inc.	1,730	13
	Axonics Modulation Technologies Inc.	586	12
*	Minerva Neurosciences Inc.	1,528	12
*	ArQule Inc.	3,628	12
*	PetIQ Inc. Class A	391	12
*	Tocagen Inc.	1,055	12
*	Rubius Therapeutics Inc.	707	11
*	Rigel Pharmaceuticals Inc.	5,116	11
	Liquidia Technologies Inc.	543	11
*	OraSure Technologies Inc.	1,010	11
	Principia Biopharma Inc.	295	10
*	Rockwell Medical Inc.	2,196	10
	Crinetics Pharmaceuticals Inc.	424	10
*	Proteostasis Therapeutics Inc.	2,368	10
*,^	scPharmaceuticals Inc.	2,898	9
*	Abeona Therapeutics Inc.	1,333	9
	Scholar Rock Holding Corp.	500	9
*	AVEO Pharmaceuticals Inc.	15,064	8
*	American Renal Associates Holdings Inc.	650	8
*	AAC Holdings Inc.	3,173	8
*	Karyopharm Therapeutics Inc.	1,927	8
	Replimune Group Inc.	575	8
*	SI-BONE Inc.	376	8
*	Y-mAbs Therapeutics Inc.	342	7
*	Arvinas Inc.	382	7
*	Eidos Therapeutics Inc.	361	7
	Avrobio Inc.	397	7
*	Aquestive Therapeutics Inc.	808	7
	Forty Seven Inc.	386	6
	Verrica Pharmaceuticals Inc.	559	6
	Kezar Life Sciences Inc.	310	6
*	Kiniksa Pharmaceuticals Ltd. Class A	341	6
*	CASI Pharmaceuticals Inc.	1,770	6
	Twist Bioscience Corp.	256	6
*	Osmotica Pharmaceuticals plc	760	5
*	Zafgen Inc.	1,199	5
	Neuronetics Inc.	283	5
	Gritstone Oncology Inc.	371	5
	Vapotherm Inc.	239	5
	Xeris Pharmaceuticals Inc.	456	5
*	Miragen Therapeutics Inc.	1,597	4
	Magenta Therapeutics Inc.	331	4
	Aptinyx Inc.	801	4
*	Corvus Pharmaceuticals Inc.	859	4
*	Kodiak Sciences Inc.	588	4
*	Neon Therapeutics Inc.	653	4
	Translate Bio Inc.	388	4
*	ElectroCore Inc.	437	4
*	LogicBio Therapeutics Inc.	388	4
*	MeiraGTx Holdings plc	217	4
	Sutro Biopharma Inc.	367	3
*	NantHealth Inc.	4,108	3
*	Pfenex Inc.	602	3

48

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Neos Therapeutics Inc.	1,124	3
*	Castlight Health Inc. Class B	752	2
	Equillium Inc.	303	2
*	Athersys Inc.	1,418	2
*	Achaogen Inc.	2,625	2
*	Ovid therapeutics Inc.	651	1
	Constellation Pharmaceuticals Inc.	2	—
			15,696
Materials & Processing (5.2%)
	Louisiana-Pacific Corp.	45,160	1,141
	Cleveland-Cliffs Inc.	93,813	1,040
	Belden Inc.	15,156	936
*	Rexnord Corp.	34,911	931
	Carpenter Technology Corp.	17,499	821
	Minerals Technologies Inc.	13,280	786
	Innospec Inc.	9,137	748
	Commercial Metals Co.	43,932	727
	Stepan Co.	7,583	714
*	Gibraltar Industries Inc.	12,035	487
	Sensient Technologies Corp.	7,440	481
*	BMC Stock Holdings Inc.	24,048	460
	Materion Corp.	7,602	439
	Hecla Mining Co.	158,580	381
	Schweitzer-Mauduit International Inc.	9,677	373
*	AK Steel Holding Corp.	117,895	356
	Greif Inc. Class A	8,726	351
	Kaiser Aluminum Corp.	3,026	331
*	Coeur Mining Inc.	58,347	279
	Rayonier Advanced Materials Inc.	18,799	265
*	MRC Global Inc.	14,581	246
	Trinseo SA	4,882	245
	Mueller Water Products Inc. Class A	23,419	245
	HB Fuller Co.	4,777	241
*	Beacon Roofing Supply Inc.	6,577	239
*	AdvanSix Inc.	7,278	238
*	Verso Corp.	12,007	236
	Schnitzer Steel Industries Inc.	9,675	235
*	PQ Group Holdings Inc.	14,030	230
	Tronox Ltd. Class A	19,343	229
	Quanex Building Products Corp.	13,158	226
	Griffon Corp.	12,160	217
	PH Glatfelter Co.	15,939	214
	Innophos Holdings Inc.	6,165	205
	American Vanguard Corp.	10,797	203
*	TimkenSteel Corp.	15,502	193
	FutureFuel Corp.	9,640	178
*	Clearwater Paper Corp.	5,943	170
	US Silica Holdings Inc.	11,380	170
	Tredegar Corp.	9,611	167
	Haynes International Inc.	4,560	160
	NN Inc.	15,644	155
*	Century Aluminum Co.	17,770	153
	Hawkins Inc.	3,604	149
	Caesarstone Ltd.	8,394	141
*	Intrepid Potash Inc.	35,184	134
*	Landec Corp.	10,037	129
*	Unifi Inc.	5,748	127
*	Veritiv Corp.	4,299	124
*	Armstrong Flooring Inc.	7,131	102
*	Energy Fuels Inc.	31,762	98
	Universal Forest Products Inc.	2,851	88
*	Northwest Pipe Co.	3,567	88
	Greif Inc. Class B	1,888	86
*	UFP Technologies Inc.	2,464	83

49

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Culp Inc.	4,129	77
	Neenah Inc.	1,063	72
	PolyOne Corp.	2,057	67
	Olympic Steel Inc.	3,345	65
*	LB Foster Co. Class A	3,666	63
*	Lawson Products Inc.	1,950	62
*,^	Livent Corp.	4,662	60
*	LSB Industries Inc.	8,220	58
	Eastern Co.	1,987	58
*	Universal Stainless & Alloy Products Inc.	3,091	57
	Oil-Dri Corp. of America	1,903	55
	Compass Minerals International Inc.	1,053	55
	Apogee Enterprises Inc.	1,515	54
*	Koppers Holdings Inc.	2,133	52
*	AgroFresh Solutions Inc.	12,026	52
	United States Lime & Minerals Inc.	703	51
	Worthington Industries Inc.	1,265	50
*	Amyris Inc.	10,103	48
	Synalloy Corp.	3,055	47
*	Kraton Corp.	1,157	41
*	Foundation Building Materials Inc.	3,626	40
	Valhi Inc.	9,652	39
	Interface Inc. Class A	2,065	37
*	Masonite International Corp.	529	29
	Boise Cascade Co.	1,019	28
*	Shiloh Industries Inc.	4,417	28
	Global Brass & Copper Holdings Inc.	658	22
	Insteel Industries Inc.	766	17
*	NL Industries Inc.	3,547	15
	Gold Resource Corp.	2,854	13
*	GMS Inc.	655	13
	CompX International Inc.	445	7
*	Marrone Bio Innovations Inc.	1,817	3
*,§	Ferroglobe R&W Trust	19,424	—
			19,626
Other (0.0%)[2]
	Moderna Inc.	159	4
*	Alector Inc.	179	3
*	Harpoon Therapeutics Inc.	150	2
*,§	NewStar Financial Inc. CVR	6,148	2
*,§	Media General Inc. CVR	35,434	1
*,§	Corium CVR	871	—
			12
Producer Durables (11.5%)
*	Spirit Airlines Inc.	25,842	1,454
*	Darling Ingredients Inc.	61,401	1,350
*	Allegheny Technologies Inc.	46,972	1,345
*	Esterline Technologies Corp.	9,808	1,194
	GATX Corp.	14,093	1,120
*	FTI Consulting Inc.	14,290	1,060
	KBR Inc.	53,010	1,047
	SkyWest Inc.	19,113	1,033
	Moog Inc. Class A	10,968	1,031
	Barnes Group Inc.	15,631	908
	ABM Industries Inc.	24,799	884
	Brady Corp. Class A	17,813	843
	UniFirst Corp.	4,982	717
*	Navistar International Corp.	17,543	673
	ESCO Technologies Inc.	9,527	659
	Triton International Ltd.	19,454	640
*	Chart Industries Inc.	6,554	579
	Steelcase Inc. Class A	31,934	559
*	TriMas Corp.	17,206	556
	Hawaiian Holdings Inc.	18,425	548

50

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	SPX FLOW Inc.	15,838	547
	Greenbrier Cos. Inc.	11,871	490
*	Atlas Air Worldwide Holdings Inc.	8,985	483
	EnPro Industries Inc.	6,975	478
	ICF International Inc.	6,038	456
	Encore Wire Corp.	7,686	455
	AAR Corp.	12,412	453
*	Electronics For Imaging Inc.	16,578	448
*	Sykes Enterprises Inc.	14,999	444
	Kennametal Inc.	11,627	438
*	Casella Waste Systems Inc. Class A	12,196	430
	Triumph Group Inc.	18,312	424
	Aircastle Ltd.	20,637	410
	EnerSys	5,507	407
*	CBIZ Inc.	19,436	401
	EMCOR Group Inc.	5,354	386
*	Huron Consulting Group Inc.	8,314	381
	Ship Finance International Ltd.	30,055	372
*	Kratos Defense & Security Solutions Inc.	21,025	361
	ACCO Brands Corp.	38,745	360
	Watts Water Technologies Inc. Class A	4,455	359
	MTS Systems Corp.	6,716	358
*	OSI Systems Inc.	3,964	344
	Werner Enterprises Inc.	9,697	335
	Navigant Consulting Inc.	16,049	330
*	TrueBlue Inc.	14,138	325
*	Milacron Holdings Corp.	23,175	324
*	Scorpio Tankers Inc.	17,114	315
	Matson Inc.	8,669	313
	AZZ Inc.	6,641	306
*	SEACOR Holdings Inc.	6,657	297
	ArcBest Corp.	8,340	291
	Actuant Corp. Class A	11,654	285
	Kelly Services Inc. Class A	11,725	283
	Hyster-Yale Materials Handling Inc.	3,914	265
*	Tutor Perini Corp.	13,966	263
	Rush Enterprises Inc. Class A	6,172	259
	Multi-Color Corp.	5,138	256
	Pitney Bowes Inc.	35,575	256
	Argan Inc.	5,472	254
	GasLog Ltd.	15,258	246
*	Manitowoc Co. Inc.	13,252	238
*	Tidewater Inc.	10,380	238
*	Modine Manufacturing Co.	15,713	236
	Wabash National Corp.	15,170	225
*	Thermon Group Holdings Inc.	8,537	212
*	SP Plus Corp.	5,996	206
*	Aegion Corp. Class A	11,869	206
	Briggs & Stratton Corp.	15,556	204
	Ennis Inc.	9,514	202
	Altra Industrial Motion Corp.	6,293	200
*	CIRCOR International Inc.	6,117	193
*	Hub Group Inc. Class A	4,407	189
*	Great Lakes Dredge & Dock Corp.	21,281	189
	Gorman-Rupp Co.	5,519	187
*,^	Frontline Ltd.	28,488	183
	Quad/Graphics Inc	11,595	169
*	Team Inc.	10,738	168
*	Ducommun Inc.	3,917	166
	Astec Industries Inc.	4,339	166
	Granite Construction Inc.	3,446	160
*	Lydall Inc.	5,480	154
	Cubic Corp.	2,459	152
	DHT Holdings Inc.	34,276	148

51

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Marten Transport Ltd.	7,921	148
	RR Donnelley & Sons Co.	26,271	141
*	International Seaways Inc.	8,119	135
*	Titan Machinery Inc.	7,017	135
	Resources Connection Inc.	7,508	130
	Miller Industries Inc.	3,797	129
	Columbus McKinnon Corp.	3,398	127
*	Heritage-Crystal Clean Inc.	5,201	126
*	Wesco Aircraft Holdings Inc.	14,467	123
	Nordic American Tankers Ltd.	52,330	119
	Herman Miller Inc.	3,187	117
	Titan International Inc.	18,458	116
	Primoris Services Corp.	4,897	114
*	Vectrus Inc.	4,154	112
*	Sterling Construction Co. Inc.	7,547	110
*	Textainer Group Holdings Ltd.	10,035	110
*	SPX Corp.	2,959	108
	Powell Industries Inc.	3,318	106
	Park-Ohio Holdings Corp.	3,315	105
*	Covenant Transportation Group Inc. Class A	4,615	105
^	Teekay Corp.	25,550	105
	CRA International Inc.	2,091	104
	VSE Corp.	2,949	104
	LSC Communications Inc.	12,176	103
*	Control4 Corp.	5,487	99
	Hurco Cos. Inc.	2,298	99
	Costamare Inc.	17,886	93
*	Radiant Logistics Inc.	14,382	92
	Scorpio Bulkers Inc.	21,501	91
*	CECO Environmental Corp.	11,349	86
*	Eagle Bulk Shipping Inc.	17,674	86
*	CAI International Inc.	3,487	82
	Standex International Corp.	988	81
	Tetra Tech Inc.	1,330	80
	REV Group Inc.	8,946	79
*	YRC Worldwide Inc.	10,178	78
*	GP Strategies Corp.	4,573	77
	Graham Corp.	3,379	77
	Teekay Tankers Ltd. Class A	70,463	75
*	Daseke Inc.	15,587	74
	H&E Equipment Services Inc.	2,557	74
*	Maxwell Technologies Inc.	15,246	72
*	InnerWorkings Inc.	14,732	71
	Preformed Line Products Co.	1,151	69
*	Ardmore Shipping Corp.	12,125	68
*	Liquidity Services Inc.	9,810	68
	Mobile Mini Inc.	1,837	66
*	Arlo Technologies Inc.	14,740	64
*	Dorian LPG Ltd.	10,397	61
*	IES Holdings Inc.	3,168	58
*	Twin Disc Inc.	3,141	56
	BrightView Holdings Inc.	4,106	55
	NACCO Industries Inc. Class A	1,437	53
	Marlin Business Services Corp.	2,198	52
*	Blue Bird Corp.	2,670	50
*	DXP Enterprises Inc.	1,343	48
	Franklin Electric Co. Inc.	878	47
	Alamo Group Inc.	468	45
*	Willis Lease Finance Corp.	1,067	45
*	WillScot Corp. Class A	4,381	45
	Rush Enterprises Inc. Class B	1,028	42
*	Advanced Disposal Services Inc.	1,565	42
*	Overseas Shipholding Group Inc. Class A	20,447	40
*	Gencor Industries Inc.	2,889	38

52

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	FreightCar America Inc.	4,647	36
*	Vishay Precision Group Inc.	1,021	36
	Mesa Air Group Inc.	3,033	31
	Federal Signal Corp.	1,236	30
*	US Xpress Enterprises Inc. Class A	3,454	30
*	Genco Shipping & Trading Ltd.	3,671	30
	Kimball International Inc. Class B	1,716	27
*	Safe Bulkers Inc.	17,474	26
*	Orion Group Holdings Inc.	5,853	25
	Systemax Inc.	1,126	23
*	General Finance Corp.	2,083	23
*	Mistras Group Inc.	1,383	22
*	Information Services Group Inc.	4,722	20
	Knoll Inc.	918	19
*	Vicor Corp.	552	18
*	FARO Technologies Inc.	378	17
*,^	PHI Inc.	5,041	16
*	Echo Global Logistics Inc.	645	16
	Hackett Group Inc.	939	15
*	PAM Transportation Services Inc.	296	15
*,^	Bristow Group Inc.	12,636	15
*	Exela Technologies Inc.	3,301	13
	Advanced Emissions Solutions Inc.	938	11
*	Manitex International Inc.	1,447	11
*	Babcock & Wilcox Enterprises Inc.	14,858	10
*	Charah Solutions Inc.	1,137	7
*	USA Truck Inc.	147	3
			43,534
Technology (10.7%)
*	Ciena Corp.	54,103	2,308
*	Cree Inc.	37,719	2,052
*	CACI International Inc. Class A	9,196	1,676
*,^	ViaSat Inc.	20,750	1,568
	SYNNEX Corp.	15,567	1,527
*	Tech Data Corp.	14,341	1,466
*	Verint Systems Inc.	24,289	1,293
	Perspecta Inc.	54,223	1,144
	Vishay Intertechnology Inc.	49,731	1,090
*	Finisar Corp.	43,943	1,076
*	Cirrus Logic Inc.	21,387	858
*	Sanmina Corp.	25,460	813
*	LiveRamp Holdings Inc.	14,734	792
*	Fabrinet	13,476	788
*	NetScout Systems Inc.	28,205	772
*	Plexus Corp.	11,704	723
*	Viavi Solutions Inc.	54,744	719
*	Anixter International Inc.	11,065	649
*	Avaya Holdings Corp.	39,193	607
*	Mercury Systems Inc.	8,679	551
*	3D Systems Corp.	39,000	551
*	Stratasys Ltd.	19,083	543
	ManTech International Corp. Class A	9,937	540
*	Knowles Corp.	32,796	534
*	Rogers Corp.	3,335	518
*	MicroStrategy Inc. Class A	3,591	508
	InterDigital Inc.	7,253	506
*	Synaptics Inc.	11,804	494
*	Acacia Communications Inc.	8,860	473
*	Insight Enterprises Inc.	8,282	462
*	Diodes Inc.	11,376	459
	TiVo Corp.	45,399	455
	Benchmark Electronics Inc.	16,470	451
*	TTM Technologies Inc.	34,777	421
*	Rambus Inc.	40,623	417

53

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	FormFactor Inc.	25,630	406
	KEMET Corp.	21,253	403
	CTS Corp.	12,255	394
*	ScanSource Inc.	9,340	351
	Xperi Corp.	14,444	347
*	Amkor Technology Inc.	38,340	337
*	NETGEAR Inc.	9,137	328
*	MACOM Technology Solutions Holdings Inc.	16,986	324
	AVX Corp.	17,488	318
*	Cray Inc.	12,543	308
*	Infinera Corp.	56,442	288
*	Ambarella Inc.	6,892	278
	ADTRAN Inc.	17,996	270
*	Diebold Nixdorf Inc.	28,927	266
*	Evolent Health Inc. Class A	19,426	256
*	Axcelis Technologies Inc.	11,971	252
*	Photronics Inc.	25,209	247
	Science Applications International Corp.	3,071	229
	Comtech Telecommunications Corp.	8,630	229
	Presidio Inc.	13,708	228
*	Perficient Inc.	7,781	223
	Methode Electronics Inc.	7,248	203
*	Lumentum Holdings Inc.	4,060	202
*	Veeco Instruments Inc.	17,581	201
	PC Connection Inc.	4,312	174
*	Harmonic Inc.	31,109	172
	Cohu Inc.	9,405	168
	Monotype Imaging Holdings Inc.	8,229	161
*	Ultra Clean Holdings Inc.	14,727	157
*	Meet Group Inc.	25,939	156
*	Maxar Technologies Inc.	21,230	155
*	Kimball Electronics Inc.	9,656	150
*	pdvWireless Inc.	3,607	142
*	KeyW Holding Corp.	17,885	132
*	Blucora Inc.	4,885	131
*	Digi International Inc.	9,869	130
*	PDF Solutions Inc.	9,387	112
*	Semtech Corp.	1,977	109
	Daktronics Inc.	13,344	108
*	NeoPhotonics Corp.	13,088	105
*	Ribbon Communications Inc.	20,010	103
	CSG Systems International Inc.	2,184	91
	Bel Fuse Inc. Class B	3,544	87
*	Unisys Corp.	5,898	80
*	Alpha & Omega Semiconductor Ltd.	7,327	79
*	ACI Worldwide Inc.	2,346	75
*	KVH Industries Inc.	5,859	67
*	Calix Inc.	8,044	66
*	Agilysys Inc.	3,146	66
*	SecureWorks Corp. Class A	2,935	65
*	AXT Inc.	14,362	64
*	Telaria Inc.	11,314	63
*	Acacia Research Corp.	17,618	54
	American Software Inc. Class A	4,555	53
	Park Electrochemical Corp.	2,962	51
*	Anaplan Inc.	1,114	42
*	Sparton Corp.	1,755	32
*	Telenav Inc.	5,370	32
*	DASAN Zhone Solutions Inc.	2,304	32
	Avalara Inc.	548	29
*	Tenable Holdings Inc.	820	26
*	Applied Optoelectronics Inc.	1,739	23
*	PAR Technology Corp.	848	23
*	Clearfield Inc.	1,418	21

54

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Upwork Inc.	735	17
*	CEVA Inc.	606	17
*	Avid Technology Inc.	3,410	16
	Domo Inc.	460	16
*	SVMK Inc.	1,016	15
*	eGain Corp.	1,243	14
	NVE Corp.	111	11
*	Leaf Group Ltd.	1,302	11
*	Casa Systems Inc.	1,000	10
*	ChannelAdvisor Corp.	406	5
*	Digimarc Corp.	154	5
*	Kopin Corp.	1,825	3
			40,418
Utilities (7.3%)
	IDACORP Inc.	18,963	1,866
	ONE Gas Inc.	19,557	1,691
	Portland General Electric Co.	33,550	1,682
	ALLETE Inc.	19,357	1,569
	Southwest Gas Holdings Inc.	18,420	1,509
	New Jersey Resources Corp.	30,361	1,470
	Spire Inc.	18,500	1,467
	Black Hills Corp.	20,067	1,424
	PNM Resources Inc.	29,805	1,302
	NorthWestern Corp.	18,938	1,298
	Avista Corp.	24,598	994
	California Water Service Group	16,558	861
	MGE Energy Inc.	13,152	841
	Ormat Technologies Inc.	14,963	835
	El Paso Electric Co.	15,143	815
	South Jersey Industries Inc.	27,324	791
*	Iridium Communications Inc.	36,048	767
	Otter Tail Corp.	14,833	746
	Northwest Natural Holding Co.	10,701	687
	Pattern Energy Group Inc. Class A	30,339	633
*	Intelsat SA	20,903	503
	Chesapeake Utilities Corp.	5,275	475
	Clearway Energy Inc.	26,576	398
	American States Water Co.	4,404	313
	Connecticut Water Service Inc.	4,551	305
	Unitil Corp.	5,505	302
	Consolidated Communications Holdings Inc.	26,230	260
	ATN International Inc.	3,915	220
	Clearway Energy Inc. Class A	14,053	207
*	Cincinnati Bell Inc.	17,481	170
	SJW Group	2,249	138
*	NII Holdings Inc.	33,341	130
	Artesian Resources Corp. Class A	3,057	120
*	Frontier Communications Corp.	37,954	116
*	Atlantic Power Corp.	39,955	108
	Spok Holdings Inc.	6,735	93
*	AquaVenture Holdings Ltd.	4,094	91
	RGC Resources Inc.	2,708	75
	Consolidated Water Co. Ltd.	5,538	73
	Middlesex Water Co.	847	50
*	Pure Cycle Corp.	3,252	33
	York Water Co.	574	21
	Fusion Connect Inc.	6,166	11
^	Windstream Holdings Inc.	7,215	3
			27,463
Total Common Stocks (Cost $354,178)			376,717

55

Vanguard® Russell 2000 Value Index Fund

Schedule of Investments

February 28, 2019

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.1%)[1]
Money Market Fund (0.9%)
3,4	Vanguard Market Liquidity Fund	2.563%		35,265	3,527

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill	2.479%	5/9/19	300	299
	United States Treasury Bill	2.497%	5/23/19	500	497
					796
Total Temporary Cash Investments (Cost $4,322)					4,323
Total Investments (100.9%) (Cost $358,500)					381,040
Other Assets and Liabilities—Net (-0.9%)[4]					(3,487)
Net Assets (100%)					377,553

*                     Non-income-producing security.

^                    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,390,000.

§                   Security value determined using significant unobservable inputs.

1                   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.

2                   “Other” represents securities that are not classified by the fund’s benchmark index.

3                   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4                   Includes $3,694,000 of collateral received for securities on loan, of which $3,524,000 is held in Vanguard Market Liquidity Fund and $170,000 is held in cash.

5                   Securities with a value of $249,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

56

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (18.2%)
*	Etsy Inc.	87,170	6,213
*	Trade Desk Inc. Class A	24,304	4,801
*	Five Below Inc.	39,861	4,797
*	Planet Fitness Inc. Class A	64,509	3,792
*	Ollie’s Bargain Outlet Holdings Inc.	36,267	3,199
	Nexstar Media Group Inc. Class A	32,660	3,192
*	Deckers Outdoor Corp.	21,326	3,155
*	Chegg Inc.	79,104	3,135
	Texas Roadhouse Inc. Class A	49,466	3,132
	World Wrestling Entertainment Inc. Class A	31,387	2,627
	New York Times Co. Class A	77,935	2,560
	Churchill Downs Inc.	25,763	2,417
	Wolverine World Wide Inc.	67,378	2,409
*	Eldorado Resorts Inc.	48,032	2,316
	Marriott Vacations Worldwide Corp.	23,559	2,293
*	Cracker Barrel Old Country Store Inc.	14,029	2,273
*,^	RH	14,535	2,232
	American Eagle Outfitters Inc.	106,181	2,166
	Steven Madden Ltd.	63,574	2,097
*	Roku Inc.	31,615	2,096
	Strategic Education Inc.	15,246	1,994
	Dana Inc.	98,758	1,950
	Monro Inc.	23,232	1,773
*	Avis Budget Group Inc.	48,708	1,745
*	Fox Factory Holding Corp.	26,321	1,668
	Boyd Gaming Corp.	54,667	1,627
*	SiteOne Landscape Supply Inc.	29,599	1,590
*	Dorman Products Inc.	19,594	1,585
*	National Vision Holdings Inc.	45,852	1,541
	Dave & Buster’s Entertainment Inc.	29,058	1,492
	Cheesecake Factory Inc.	30,825	1,458
	LCI Industries	17,830	1,453
	Red Rock Resorts Inc. Class A	50,726	1,426
*	Cimpress NV	16,076	1,326
*	Meritor Inc.	59,354	1,322
	Wingstop Inc.	19,592	1,305
	Bloomin’ Brands Inc.	60,497	1,251
*	Crocs Inc.	48,298	1,240
*	Stamps.com Inc.	12,827	1,206
*	Scientific Games Corp.	40,569	1,179
*	Sotheby’s	25,727	1,129
	Children’s Place Inc.	11,622	1,111
*	Shutterfly Inc.	24,519	1,099
*	SeaWorld Entertainment Inc.	40,099	1,094
*	Instructure Inc.	23,178	1,083
*,^	Carvana Co. Class A	23,646	1,061
	Tenneco Inc. Class A	30,262	1,047
	PriceSmart Inc.	16,141	1,044
*	Sleep Number Corp.	23,827	1,040
*	Asbury Automotive Group Inc.	14,159	1,016
*	Shake Shack Inc. Class A	17,981	991
	Brinker International Inc.	21,380	979
	Oxford Industries Inc.	12,215	965
	Nutrisystem Inc.	21,517	931
	Lithia Motors Inc. Class A	9,983	901
*	IMAX Corp.	39,180	898
*	American Woodmark Corp.	10,329	880
	Inter Parfums Inc.	11,780	869
*	Cavco Industries Inc.	6,240	864
	Sinclair Broadcast Group Inc. Class A	22,900	827
*	Career Education Corp.	49,695	826

57

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	At Home Group Inc.	32,683	800
*	Liberty TripAdvisor Holdings Inc. Class A	52,999	800
*	LGI Homes Inc.	13,509	798
	Callaway Golf Co.	45,969	791
	BJ’s Wholesale Club Holdings Inc.	30,508	772
	Winnebago Industries Inc.	22,585	737
*	Liberty Media Corp-Liberty Braves Class C	25,962	723
	Dine Brands Global Inc.	7,275	722
	BJ’s Restaurants Inc.	15,069	721
	Sturm Ruger & Co. Inc.	12,272	699
*	Malibu Boats Inc. Class A	14,923	690
	Shutterstock Inc.	13,732	636
*	Central Garden & Pet Co. Class A	22,363	623
*	Penn National Gaming Inc.	24,445	607
*	Quotient Technology Inc.	58,121	583
*	Denny’s Corp.	33,375	583
*	Boot Barn Holdings Inc.	20,438	582
*	Weight Watchers International Inc.	26,542	537
	Ruth’s Hospitality Group Inc.	21,076	536
*	Stoneridge Inc.	17,867	528
	HealthStream Inc.	18,903	526
	Viad Corp.	8,696	504
	La-Z-Boy Inc.	14,514	499
*	GoPro Inc. Class A	83,930	489
	Tailored Brands Inc.	36,273	470
*	QuinStreet Inc.	32,496	435
*	Hudson Ltd. Class A	29,056	433
*	Sally Beauty Holdings Inc.	23,328	422
	Skyline Champion Corp.	21,094	419
*	Care.com Inc.	14,376	362
*,^	Overstock.com Inc.	16,888	335
*	MasterCraft Boat Holdings Inc.	13,541	334
	Papa John’s International Inc.	7,453	326
*	G-III Apparel Group Ltd.	9,007	321
	Winmark Corp.	1,826	315
*	Murphy USA Inc.	3,965	308
^	Camping World Holdings Inc. Class A	23,723	306
	KB Home	13,262	303
*	Monarch Casino & Resort Inc.	6,653	292
	Travelport Worldwide Ltd.	17,317	272
	Jack in the Box Inc.	3,275	264
*	Golden Entertainment Inc.	13,369	244
*	ZAGG Inc.	20,100	233
*	Central European Media Enterprises Ltd. Class A	65,490	230
*	Carrols Restaurant Group Inc.	21,475	230
*	Chuy’s Holdings Inc.	9,870	221
	Big Lots Inc.	6,923	218
*	Lindblad Expeditions Holdings Inc.	15,902	216
*	Taylor Morrison Home Corp. Class A	12,851	216
*	Fiesta Restaurant Group Inc.	14,024	211
*	Belmond Ltd. Class A	8,319	207
*	Liberty Media Corp-Liberty Braves Class A	7,315	203
*	Fitbit Inc. Class A	34,085	202
*	Lumber Liquidators Holdings Inc.	16,862	199
*	Franklin Covey Co.	7,040	183
*	Central Garden & Pet Co.	5,828	182
*	Drive Shack Inc.	39,773	175
*	Sportsman’s Warehouse Holdings Inc.	26,784	168
*	MarineMax Inc.	8,578	168
^	YETI Holdings Inc.	6,983	168
*	Helen of Troy Ltd.	1,479	166
*	Conn’s Inc.	6,879	162
*	Duluth Holdings Inc.	5,959	151
*	Funko Inc. Class A	7,576	151

58

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Tribune Publishing Co.	12,432	150
	Nathan’s Famous Inc.	2,087	148
	Johnson Outdoors Inc. Class A	2,185	143
*	Potbelly Corp.	16,842	142
*,^	Revlon Inc. Class A	5,194	139
*	MDC Partners Inc. Class A	40,387	134
*	elf Beauty Inc.	16,077	128
*	Nautilus Inc.	19,456	127
*,^	LiveXLive Media Inc.	21,143	126
	Hooker Furniture Corp.	3,882	122
*	Eros International plc	12,447	120
*	America’s Car-Mart Inc.	1,449	118
	Superior Group of Cos. Inc.	6,741	117
*	Liberty Expedia Holdings Inc. Class A	2,631	117
*	Fossil Group Inc.	7,409	116
	RCI Hospitality Holdings Inc.	4,897	115
	Hamilton Beach Brands Holding Co. Class A	4,639	113
	Carriage Services Inc. Class A	4,830	101
*	1-800-Flowers.com Inc. Class A	5,612	100
*	Zumiez Inc.	4,003	99
	Tile Shop Holdings Inc.	15,212	97
*	M/I Homes Inc.	3,704	96
*	Hemisphere Media Group Inc. Class A	6,528	91
	Buckle Inc.	4,191	80
*	Noodles & Co. Class A	10,093	79
*	Meritage Homes Corp.	1,790	78
	Marine Products Corp.	5,420	77
*	Cardlytics Inc.	4,282	75
	Bluegreen Vacations Corp.	5,339	70
*	TRI Pointe Group Inc.	5,297	67
*	William Lyon Homes Class A	4,140	59
	Lovesac Co.	1,898	57
*	Gaia Inc. Class A	5,150	57
*	Sonos Inc.	5,494	57
*,^	Vuzix Corp.	15,333	50
*	Houghton Mifflin Harcourt Co.	6,049	48
	National Presto Industries Inc.	381	43
*	RTW RetailWinds Inc.	12,983	39
*	Rosetta Stone Inc.	2,413	39
*,^	Eastman Kodak Co.	12,717	39
*	Kirkland’s Inc.	3,008	35
	Entravision Communications Corp. Class A	8,612	34
*	Century Communities Inc.	1,460	33
	Tilly’s Inc. Class A	2,261	27
*	Party City Holdco Inc.	2,410	25
	Movado Group Inc.	669	23
*	American Public Education Inc.	632	20
*	Empire Resorts Inc.	1,416	19
*	Purple Innovation Inc.	3,135	18
*	Green Brick Partners Inc.	1,626	14
*	Hovnanian Enterprises Inc. Class A	18,984	13
*	Town Sports International Holdings Inc.	963	5
	Beasley Broadcast Group Inc. Class A	474	2
			141,636
Consumer Staples (2.5%)
*	Performance Food Group Co.	74,314	2,863
*	Boston Beer Co. Inc. Class A	6,025	1,883
	WD-40 Co.	9,953	1,781
	J&J Snack Foods Corp.	10,963	1,702
	Lancaster Colony Corp.	10,001	1,568
	Medifast Inc.	8,528	1,087
	Calavo Growers Inc.	11,565	985
*	USANA Health Sciences Inc.	9,239	910
	Coca-Cola Consolidated Inc.	3,437	852

59

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Freshpet Inc.	19,208	792
	MGP Ingredients Inc.	8,534	699
	National Beverage Corp.	8,594	589
*	Chefs’ Warehouse Inc.	15,960	511
	John B Sanfilippo & Son Inc.	6,270	436
	Cal-Maine Foods Inc.	9,200	406
	Vector Group Ltd.	33,160	389
*	Primo Water Corp.	23,998	352
	PetMed Express Inc.	14,589	336
	Turning Point Brands Inc.	5,829	238
*	Diplomat Pharmacy Inc.	33,210	214
*,^	22nd Century Group Inc.	83,882	202
*	Craft Brew Alliance Inc.	9,200	157
	B&G Foods Inc.	5,084	125
	Core-Mark Holding Co. Inc.	2,707	85
	Limoneira Co.	3,286	77
	Tootsie Roll Industries Inc.	1,774	66
	Natural Health Trends Corp.	5,034	64
*,^	Celsius Holdings Inc.	16,498	59
*	Castle Brands Inc.	65,758	58
			19,486
Energy (1.7%)
	Delek US Holdings Inc.	54,887	1,942
*	Matador Resources Co.	70,809	1,317
*	ProPetro Holding Corp.	51,825	1,029
*	Cactus Inc. Class A	27,779	1,007
*	SRC Energy Inc.	176,054	810
*	Carrizo Oil & Gas Inc.	64,011	703
*,^	Tellurian Inc.	62,009	636
	Liberty Oilfield Services Inc. Class A	32,303	529
	CVR Energy Inc.	12,609	511
*	Penn Virginia Corp.	9,060	486
*	Jagged Peak Energy Inc.	46,857	444
*	Keane Group Inc.	35,763	394
	Solaris Oilfield Infrastructure Inc. Class A	19,688	335
*	CONSOL Energy Inc.	8,678	329
*	TPI Composites Inc.	10,650	322
*	Denbury Resources Inc.	156,809	301
*	Ring Energy Inc.	39,842	246
	Mammoth Energy Services Inc.	9,228	212
*	TETRA Technologies Inc.	78,247	187
*	Abraxas Petroleum Corp.	105,922	132
	Evolution Petroleum Corp.	18,365	130
	TerraForm Power Inc. Class A	9,463	118
*	Laredo Petroleum Inc.	33,959	116
*	Covia Holdings Corp.	22,296	106
*	ION Geophysical Corp.	7,668	101
*,^	SunPower Corp. Class A	15,212	98
	Panhandle Oil and Gas Inc. Class A	5,898	97
*	Northern Oil and Gas Inc.	34,747	82
*	Select Energy Services Inc. Class A	7,348	74
*	Goodrich Petroleum Corp.	4,525	59
*	Renewable Energy Group Inc.	2,184	58
*	Lilis Energy Inc.	32,113	58
	Berry Petroleum Corp.	4,067	52
*	Independence Contract Drilling Inc.	12,857	40
*,^	Eclipse Resources Corp.	30,664	36
*	Profire Energy Inc.	17,047	32
*	Vivint Solar Inc.	5,952	31
*	Ramaco Resources Inc.	3,988	21
*	Par Pacific Holdings Inc.	1,214	21
*	NextDecade Corp.	5,485	20
*	Zion Oil & Gas Inc.	38,449	19
*	Key Energy Services Inc.	7,379	19

60

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	RigNet Inc.	661	10
*	Isramco Inc.	76	9
*	Pioneer Energy Services Corp.	4,512	8
*	Rosehill Resources Inc. Class A	941	3
			13,290
Financial Services (10.6%)
	Primerica Inc.	31,466	3,935
	First Financial Bankshares Inc.	47,412	3,075
	FirstCash Inc.	31,717	2,780
	EastGroup Properties Inc.	25,668	2,712
	Ryman Hospitality Properties Inc.	32,641	2,644
*	Green Dot Corp. Class A	35,255	2,276
	Kemper Corp.	22,308	1,854
*,^	LendingTree Inc.	5,812	1,854
	Americold Realty Trust	62,922	1,809
	RLI Corp.	24,053	1,696
	Bank of NT Butterfield & Son Ltd.	39,866	1,624
	Federated Investors Inc. Class B	51,872	1,543
*	Essent Group Ltd.	35,660	1,538
	PS Business Parks Inc.	9,997	1,471
	Moelis & Co. Class A	32,541	1,452
	Tanger Factory Outlet Centers Inc.	67,094	1,449
*	Axos Financial Inc.	43,191	1,394
	Ameris Bancorp	30,947	1,262
	HFF Inc. Class A	27,390	1,238
	ServisFirst Bancshares Inc.	33,978	1,188
*,^	Redfin Corp.	57,840	1,155
	Houlihan Lokey Inc. Class A	24,676	1,135
*	Eagle Bancorp Inc.	18,744	1,109
	EVERTEC Inc.	37,209	1,065
	National Health Investors Inc.	13,027	1,016
	Newmark Group Inc. Class A	109,060	1,010
	Kennedy-Wilson Holdings Inc.	46,554	967
	Kinsale Capital Group Inc.	14,241	951
	Four Corners Property Trust Inc.	33,927	929
*	NMI Holdings Inc. Class A	38,210	923
	Artisan Partners Asset Management Inc. Class A	35,061	922
	Universal Insurance Holdings Inc.	23,083	901
	National General Holdings Corp.	28,236	729
	BrightSphere Investment Group plc	50,495	714
	QTS Realty Trust Inc. Class A	17,119	714
*	Cardtronics plc Class A	23,274	687
	Cohen & Steers Inc.	16,208	677
	WisdomTree Investments Inc.	85,314	664
	First Industrial Realty Trust Inc.	19,424	651
	Universal Health Realty Income Trust	8,499	633
	PJT Partners Inc.	13,590	628
	Lakeland Financial Corp.	12,976	627
*	Enova International Inc.	24,552	627
	Independent Bank Group Inc.	10,758	624
*	Triumph Bancorp Inc.	17,713	600
	Cadence BanCorp Class A	29,813	596
	Alexander’s Inc.	1,549	591
	LegacyTexas Financial Group Inc.	13,913	581
	Hamilton Lane Inc. Class A	12,194	569
*,^	Trupanion Inc.	18,413	559
*	Marcus & Millichap Inc.	14,146	546
	Cass Information Systems Inc.	10,429	545
	Preferred Bank	10,197	522
	Home BancShares Inc.	26,626	519
	Meta Financial Group Inc.	20,390	476
*	Cushman & Wakefield plc	25,510	468
	Saul Centers Inc.	7,842	444
	Glacier Bancorp Inc.	9,616	421

61

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	GEO Group Inc.	18,474	420
	Carolina Financial Corp.	10,753	394
	James River Group Holdings Ltd.	9,102	374
	RMR Group Inc. Class A	5,148	368
*	Everi Holdings Inc.	47,664	367
	Heritage Commerce Corp.	26,199	366
*	Evo Payments Inc. Class A	13,671	365
*,^	Health Insurance Innovations Inc. Class A	9,485	353
	Diamond Hill Investment Group Inc.	2,383	338
	Pacific Premier Bancorp Inc.	11,100	331
	People’s Utah Bancorp	11,237	330
*	Focus Financial Partners Inc. Class A	8,168	309
	Kearny Financial Corp.	21,466	292
	UMH Properties Inc.	20,984	287
	Greenhill & Co. Inc.	11,528	271
	Urban Edge Properties	13,086	254
	Enterprise Financial Services Corp.	5,555	251
*	National Commerce Corp.	5,684	248
	National Bank Holdings Corp. Class A	6,872	248
*	Atlantic Capital Bancshares Inc.	12,839	248
	WSFS Financial Corp.	5,565	241
	Westwood Holdings Group Inc.	5,967	231
	MB Financial Inc.	4,953	224
	Veritex Holdings Inc.	8,001	224
*	On Deck Capital Inc.	32,792	201
	FB Financial Corp.	5,656	200
	Ladenburg Thalmann Financial Services Inc.	67,355	198
	Midland States Bancorp Inc.	7,749	198
	Blue Hills Bancorp Inc.	7,851	195
	Easterly Government Properties Inc.	10,732	193
	United Insurance Holdings Corp.	11,212	184
	Farmers & Merchants Bancorp Inc.	5,988	183
	BancFirst Corp.	3,250	183
	Armada Hoffler Properties Inc.	11,433	175
*	Seacoast Banking Corp. of Florida	5,901	171
	Independent Bank Corp.	1,992	170
	Washington Trust Bancorp Inc.	3,218	169
*	Donnelley Financial Solutions Inc.	11,780	167
	Federal Agricultural Mortgage Corp.	1,999	164
	Origin Bancorp Inc.	4,390	158
	Live Oak Bancshares Inc.	9,536	155
*	Safeguard Scientifics Inc.	13,946	151
*	Customers Bancorp Inc.	6,996	150
*	Cowen Inc. Class A	9,538	148
	Pennsylvania REIT	23,985	147
	United Community Banks Inc.	5,323	147
	Walker & Dunlop Inc.	2,558	143
	Clipper Realty Inc.	10,774	142
	Monmouth Real Estate Investment Corp.	10,453	139
	First Foundation Inc.	8,908	136
	Pzena Investment Management Inc. Class A	12,869	128
	ConnectOne Bancorp Inc.	5,710	123
	Union Bankshares Inc.	2,563	119
	Stock Yards Bancorp Inc.	3,263	116
	National Storage Affiliates Trust	4,065	115
	German American Bancorp Inc.	3,708	115
	Navigators Group Inc.	1,610	112
	Granite Point Mortgage Trust Inc.	5,741	109
*	Equity Bancshares Inc. Class A	3,139	107
*	TriState Capital Holdings Inc.	4,644	105
	HomeTrust Bancshares Inc.	3,784	103
	Sterling Bancorp Inc.	10,161	103
	Independent Bank Corp.	4,380	102
	Investment Technology Group Inc.	3,140	95

62

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	City Holding Co.	1,183	95
*	I3 Verticals Inc. Class A	4,447	94
*	Curo Group Holdings Corp.	8,450	93
	Hingham Institution for Savings	474	93
*	Regional Management Corp.	3,359	91
	Silvercrest Asset Management Group Inc. Class A	6,000	90
	Meridian Bancorp Inc.	5,261	86
*	HarborOne Bancorp Inc.	5,197	84
	FedNat Holding Co.	4,426	81
	United Fire Group Inc.	1,483	72
	Merchants Bancorp	3,439	72
	FS Bancorp Inc.	1,359	70
	Virtus Investment Partners Inc.	672	69
	Cambridge Bancorp	792	66
	Hanmi Financial Corp.	2,794	64
*	Elevate Credit Inc.	14,580	64
*	MBIA Inc.	6,399	64
*	Siebert Financial Corp.	4,983	63
*	Allegiance Bancshares Inc.	1,551	59
	Greene County Bancorp Inc.	1,811	57
	West Bancorporation Inc.	2,450	57
*	Maui Land & Pineapple Co. Inc.	4,906	56
	Civista Bancshares Inc.	2,588	55
	Essential Properties Realty Trust Inc.	3,241	55
*	BSB Bancorp Inc.	1,521	54
	City Office REIT Inc.	4,795	53
	Central Pacific Financial Corp.	1,772	52
*	Trinity Place Holdings Inc.	12,682	52
	Consolidated-Tomoka Land Co.	845	50
	TriCo Bancshares	1,202	48
	Investar Holding Corp.	1,951	47
*	Republic First Bancorp Inc.	6,815	44
	Global Indemnity Ltd.	1,119	43
	Tompkins Financial Corp.	525	42
*	Ambac Financial Group Inc.	2,101	42
*	FRP Holdings Inc.	802	41
*	Esquire Financial Holdings Inc.	1,701	39
	Old Line Bancshares Inc.	1,319	38
	Waterstone Financial Inc.	2,154	36
	Stewart Information Services Corp.	835	36
	Piper Jaffray Cos.	508	36
*	Ashford Inc.	513	31
	Kingstone Cos. Inc.	1,808	30
	Investors Title Co.	173	29
	PCSB Financial Corp.	1,367	28
	Capstar Financial Holdings Inc.	1,578	26
	Bankwell Financial Group Inc.	864	26
	NexPoint Residential Trust Inc.	694	25
*	Howard Bancorp Inc.	1,864	25
	Heritage Insurance Holdings Inc.	1,631	24
	Amalgamated Bank Class A	1,225	22
	Pacific City Financial Corp.	1,154	20
*	Southern First Bancshares Inc.	508	19
	Macatawa Bank Corp.	1,760	19
*	Malvern Bancorp Inc.	895	19
	CNB Financial Corp.	612	17
	Enterprise Bancorp Inc.	467	15
*	Entegra Financial Corp.	566	14
	Value Line Inc.	645	13
	First Financial Northwest Inc.	760	12
	Reliant Bancorp Inc.	558	12
	GAMCO Investors Inc. Class A	555	11
	Northeast Bancorp	558	11
	Southern Missouri Bancorp Inc.	303	11

63

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Altisource Portfolio Solutions SA	415	10
	Unity Bancorp Inc.	464	10
	Coastal Financial Corp.	620	10
*	Spirit of Texas Bancshares Inc.	420	9
	Capital Bancorp Inc.	676	8
	Fidelity D&D Bancorp Inc.	108	6
*	Provident Bancorp Inc.	231	5
*	FVCBankcorp Inc.	289	5
	Oak Valley Bancorp	285	5
*	MoneyGram International Inc.	2,019	5
	Bank7 Corp.	298	5
	Griffin Industrial Realty Inc.	116	4
	Oconee Federal Financial Corp.	83	2
			82,588
Health Care (25.7%)
*	Horizon Pharma plc	122,516	3,554
*	Array BioPharma Inc.	150,459	3,452
*	Haemonetics Corp.	37,899	3,292
*	FibroGen Inc.	55,487	3,207
*	HealthEquity Inc.	39,504	3,179
*	Medidata Solutions Inc.	42,122	3,160
*	Teladoc Health Inc.	48,891	3,147
*	Novocure Ltd.	53,684	2,883
*	Wright Medical Group NV	90,687	2,839
*	LivaNova plc	28,096	2,619
*	Spark Therapeutics Inc.	22,950	2,600
*	Globus Medical Inc.	53,039	2,582
*	Blueprint Medicines Corp.	30,165	2,479
*	Tandem Diabetes Care Inc.	37,198	2,439
*	Amedisys Inc.	19,506	2,425
*	Omnicell Inc.	28,259	2,401
*	LHC Group Inc.	21,507	2,359
*	Ultragenyx Pharmaceutical Inc.	35,925	2,304
*	Neogen Corp.	36,708	2,274
*	NuVasive Inc.	37,511	2,209
*	Merit Medical Systems Inc.	38,880	2,167
*	Emergent BioSolutions Inc.	33,162	1,935
*	Global Blood Therapeutics Inc.	36,454	1,914
*	ACADIA Pharmaceuticals Inc.	71,802	1,903
*	Ligand Pharmaceuticals Inc.	15,259	1,893
*	Glaukos Corp.	24,859	1,844
*	HMS Holdings Corp.	52,763	1,818
*	BioTelemetry Inc.	24,046	1,797
	Ensign Group Inc.	36,325	1,796
*	Tenet Healthcare Corp.	61,082	1,746
*	Repligen Corp.	28,504	1,697
*	AMN Healthcare Services Inc.	33,734	1,687
*	iRhythm Technologies Inc.	17,593	1,685
*	Amicus Therapeutics Inc.	138,116	1,671
*	Insmed Inc.	55,872	1,657
*	Quidel Corp.	24,936	1,635
*	Intercept Pharmaceuticals Inc.	15,977	1,594
*	Halozyme Therapeutics Inc.	91,035	1,570
*,^	Immunomedics Inc.	97,369	1,535
*	Integer Holdings Corp.	16,671	1,516
*	Ironwood Pharmaceuticals Inc. Class A	102,641	1,462
*	Supernus Pharmaceuticals Inc.	35,656	1,456
*	Arena Pharmaceuticals Inc.	29,031	1,449
*	Inogen Inc.	13,047	1,402
*	Myriad Genetics Inc.	45,067	1,398
*	Portola Pharmaceuticals Inc.	44,129	1,355
*	Heron Therapeutics Inc.	50,285	1,331
*	Reata Pharmaceuticals Inc. Class A	13,650	1,288
*	Enanta Pharmaceuticals Inc.	12,238	1,255

64

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Arrowhead Pharmaceuticals Inc.	63,492	1,239
*	Aerie Pharmaceuticals Inc.	25,967	1,212
*	Zogenix Inc.	22,957	1,211
*	REGENXBIO Inc.	23,400	1,210
*	Pacira Pharmaceuticals Inc.	29,112	1,199
*	STAAR Surgical Co.	32,069	1,180
*	Select Medical Holdings Corp.	79,139	1,173
*	Genomic Health Inc.	15,281	1,161
*	Medicines Co.	46,589	1,149
*	PTC Therapeutics Inc.	33,029	1,141
*	MyoKardia Inc.	24,831	1,114
*	Atara Biotherapeutics Inc.	30,607	1,096
*	Mirati Therapeutics Inc.	14,716	1,071
*	AnaptysBio Inc.	15,426	1,062
*	Clovis Oncology Inc.	34,757	1,052
*	Xencor Inc.	34,087	1,034
*	Acceleron Pharma Inc.	23,448	1,033
	US Physical Therapy Inc.	9,115	1,005
*	Nevro Corp.	21,266	980
*	Tactile Systems Technology Inc.	12,823	975
*	Invitae Corp.	47,698	960
*	NeoGenomics Inc.	47,090	923
*	Biohaven Pharmaceutical Holding Co. Ltd.	20,733	912
*	Corcept Therapeutics Inc.	71,267	889
*	Medpace Holdings Inc.	15,910	874
*	Cardiovascular Systems Inc.	24,716	874
*	Varex Imaging Corp.	27,767	873
*	AtriCure Inc.	26,895	859
*	Amneal Pharmaceuticals Inc.	63,452	859
	Atrion Corp.	1,041	819
*	Codexis Inc.	37,040	801
*	Momenta Pharmaceuticals Inc.	56,699	799
*	Innoviva Inc.	50,406	791
*	Iovance Biotherapeutics Inc.	77,043	791
*	Audentes Therapeutics Inc.	25,325	775
*	Aimmune Therapeutics Inc.	31,951	770
*	Esperion Therapeutics Inc.	16,696	770
*	Theravance Biopharma Inc.	31,599	767
*,^	TherapeuticsMD Inc.	132,825	760
*	Vanda Pharmaceuticals Inc.	37,458	758
*	CareDx Inc.	24,085	750
*	Intersect ENT Inc.	21,794	741
*	Spectrum Pharmaceuticals Inc.	67,815	733
*	Pacific Biosciences of California Inc.	99,530	728
*,^	Denali Therapeutics Inc.	33,281	724
*	Tabula Rasa HealthCare Inc.	12,921	712
*	Editas Medicine Inc.	33,623	694
*	Fate Therapeutics Inc.	44,140	693
*	Retrophin Inc.	30,545	689
*	R1 RCM Inc.	68,788	680
*	Sangamo Therapeutics Inc.	74,009	667
*,^	Madrigal Pharmaceuticals Inc.	5,062	665
*	Natus Medical Inc.	23,856	659
*	Tivity Health Inc.	29,101	623
*	Puma Biotechnology Inc.	21,216	590
*	Orthofix Medical Inc.	9,647	589
	Guardant Health Inc.	8,836	589
*	Vericel Corp.	31,346	586
*	Providence Service Corp.	8,137	580
*	MacroGenics Inc.	28,622	572
*	Lantheus Holdings Inc.	24,961	570
*	Radius Health Inc.	29,542	560
*	Cerus Corp.	85,741	558
*	BioCryst Pharmaceuticals Inc.	67,524	558

65

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Surmodics Inc.	9,466	552
*	Coherus Biosciences Inc.	37,878	543
*	WaVe Life Sciences Ltd.	12,869	540
	Inspire Medical Systems Inc.	8,690	539
	CONMED Corp.	6,801	523
*	CryoLife Inc.	17,629	521
*	ImmunoGen Inc.	106,124	501
*,^	Omeros Corp.	33,446	482
*	Dicerna Pharmaceuticals Inc.	39,405	481
*	Addus HomeCare Corp.	7,081	476
*	AxoGen Inc.	24,803	458
	Meridian Bioscience Inc.	26,611	454
*	OraSure Technologies Inc.	41,679	448
*	CorVel Corp.	6,622	446
*	Alder Biopharmaceuticals Inc.	34,454	442
*	Cambrex Corp.	10,639	440
*	NextGen Healthcare Inc.	24,810	434
*,^	Intrexon Corp.	53,751	428
*	Akebia Therapeutics Inc.	58,277	424
*	NanoString Technologies Inc.	16,607	423
*	Athenex Inc.	32,095	423
*	Veracyte Inc.	20,654	417
*	Epizyme Inc.	32,029	415
	Phibro Animal Health Corp. Class A	14,075	412
*	Allogene Therapeutics Inc.	13,011	412
*,^	Accelerate Diagnostics Inc.	19,039	407
*	Revance Therapeutics Inc.	23,966	406
*	Apellis Pharmaceuticals Inc.	26,433	400
*	Heska Corp.	4,861	398
*	RadNet Inc.	28,973	395
*	Eagle Pharmaceuticals Inc.	7,854	393
*	ViewRay Inc.	46,106	391
*	Cymabay Therapeutics Inc.	33,023	390
*	ANI Pharmaceuticals Inc.	5,835	384
*	Natera Inc.	24,032	381
*	Antares Pharma Inc.	105,603	379
*	Collegium Pharmaceutical Inc.	21,498	378
*	Dynavax Technologies Corp.	40,516	373
*	Intellia Therapeutics Inc.	24,306	370
*,^	Viking Therapeutics Inc.	44,002	370
	Homology Medicines Inc.	12,535	370
*	CytomX Therapeutics Inc.	32,865	369
	LeMaitre Vascular Inc.	11,763	352
*	Cara Therapeutics Inc.	20,606	351
*	Flexion Therapeutics Inc.	24,556	339
*	PetIQ Inc. Class A	10,931	329
*	Assembly Biosciences Inc.	15,358	329
	Luminex Corp.	12,855	328
*	Rhythm Pharmaceuticals Inc.	11,136	319
*	Akcea Therapeutics Inc.	9,371	319
*	Kura Oncology Inc.	20,695	315
*	TG Therapeutics Inc.	46,305	315
*	Oxford Immunotec Global plc	18,602	310
*	GlycoMimetics Inc.	24,909	306
*	G1 Therapeutics Inc.	16,514	305
*	Accuray Inc.	61,392	296
*	BioSpecifics Technologies Corp.	4,227	294
*	GenMark Diagnostics Inc.	38,169	294
*,^	TransEnterix Inc.	117,173	292
	National Research Corp.	7,390	288
*,^	ZIOPHARM Oncology Inc.	96,708	285
*	Progenics Pharmaceuticals Inc.	61,861	273
*,^	Rocket Pharmaceuticals Inc.	15,365	268
*,^	MediciNova Inc.	28,866	264

66

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	SIGA Technologies Inc.	38,133	259
*,^	Corbus Pharmaceuticals Holdings Inc.	36,583	254
*	Amphastar Pharmaceuticals Inc.	9,992	248
*	Kindred Biosciences Inc.	22,815	247
*	Rigel Pharmaceuticals Inc.	111,221	244
*	ArQule Inc.	72,402	237
*	Voyager Therapeutics Inc.	15,453	232
*	Stemline Therapeutics Inc.	20,815	228
*	Intra-Cellular Therapies Inc.	16,364	223
*	Inovio Pharmaceuticals Inc.	59,843	219
*	Cytokinetics Inc.	30,279	219
*	Dermira Inc.	25,796	215
*	Kadmon Holdings Inc.	71,822	213
*	Fluidigm Corp.	18,940	209
*	Eloxx Pharmaceuticals Inc.	16,208	208
*	OrthoPediatrics Corp.	4,998	205
	Allakos Inc.	5,103	204
*	Catalyst Pharmaceuticals Inc.	69,468	202
*	Aduro Biotech Inc.	46,206	199
*	Agenus Inc.	64,123	198
	Arcus Biosciences Inc.	16,101	190
*,^	Tyme Technologies Inc.	76,193	185
*	Sientra Inc.	16,716	185
*,^	Senseonics Holdings Inc.	61,375	184
^	UNITY Biotechnology Inc.	18,318	183
	Utah Medical Products Inc.	2,152	183
*,^	Evolus Inc.	6,851	181
*,^	MannKind Corp.	101,050	181
*	Deciphera Pharmaceuticals Inc.	6,333	180
*,^	Geron Corp.	121,688	178
*	ChemoCentryx Inc.	16,412	176
*	Castlight Health Inc. Class B	54,287	173
*	CytoSorbents Corp.	21,421	173
*	Cutera Inc.	9,858	169
*	Allscripts Healthcare Solutions Inc.	15,717	169
*	Lexicon Pharmaceuticals Inc.	31,125	166
	Tricida Inc.	7,012	162
*	Nuvectra Corp.	12,723	160
*,^	Sorrento Therapeutics Inc.	78,753	160
*	Syneos Health Inc.	3,679	154
*	Assertio Therapeutics Inc.	36,748	152
*	IntriCon Corp.	5,618	151
*	Quanterix Corp.	6,077	150
*,^	Verastem Inc.	49,494	149
*	Minerva Neurosciences Inc.	18,786	149
*	Civitas Solutions Inc.	8,319	148
*	Abeona Therapeutics Inc.	21,013	148
*,^	Paratek Pharmaceuticals Inc.	22,748	147
*	Rockwell Medical Inc.	31,659	147
*	Palatin Technologies Inc.	148,553	147
*	Savara Inc.	20,641	142
*	Avid Bioservices Inc.	36,504	142
*	Aclaris Therapeutics Inc.	21,698	141
	Computer Programs & Systems Inc.	4,176	138
*,^	Pulse Biosciences Inc.	7,668	137
*	Karyopharm Therapeutics Inc.	32,098	133
*	Aldeyra Therapeutics Inc.	15,687	127
*	Tocagen Inc.	11,602	127
*	Syros Pharmaceuticals Inc.	18,221	124
	Principia Biopharma Inc.	3,483	123
*,^	Insys Therapeutics Inc.	19,343	122
*	Athersys Inc.	79,051	118
*	Cellular Biomedicine Group Inc.	6,156	118
*	SI-BONE Inc.	5,620	116

67

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Rubius Therapeutics Inc.	7,310	116
*	Endo International plc	10,356	114
*	Pieris Pharmaceuticals Inc.	37,465	112
*	Recro Pharma Inc.	12,693	109
*	Ocular Therapeutix Inc.	24,273	108
*	Enzo Biochem Inc.	31,758	107
*,^	CASI Pharmaceuticals Inc.	32,535	107
*	American Renal Associates Holdings Inc.	8,441	105
*	Spring Bank Pharmaceuticals Inc.	10,100	105
*	Optinose Inc.	13,824	103
	Crinetics Pharmaceuticals Inc.	4,185	100
*	Aeglea BioTherapeutics Inc.	11,756	98
*	ChromaDex Corp.	27,769	97
*,^	T2 Biosystems Inc.	22,265	97
*	Solid Biosciences Inc.	8,780	94
*	Kala Pharmaceuticals Inc.	11,186	94
*	Celcuity Inc.	4,187	93
*	Zafgen Inc.	20,446	91
*	Seres Therapeutics Inc.	14,822	91
*	Adamas Pharmaceuticals Inc.	8,079	90
*	Durect Corp.	114,198	90
*,^	Helius Medical Technologies Inc. Class A	12,722	90
*	Y-mAbs Therapeutics Inc.	4,166	90
*	Marinus Pharmaceuticals Inc.	26,261	90
	Evelo Biosciences Inc.	10,216	90
*	Arvinas Inc.	4,638	90
*	Capital Senior Living Corp.	17,776	89
*	La Jolla Pharmaceutical Co.	15,446	88
*,^	PolarityTE Inc.	7,198	87
*	Organovo Holdings Inc.	82,131	87
*	Pfenex Inc.	19,064	86
*	Proteostasis Therapeutics Inc.	20,177	83
	Forty Seven Inc.	4,904	82
*	Cue Biopharma Inc.	12,647	81
*	Odonate Therapeutics Inc.	4,890	81
*	Eidos Therapeutics Inc.	4,359	81
	Axonics Modulation Technologies Inc.	3,732	79
	Neuronetics Inc.	4,149	72
*	Neos Therapeutics Inc.	31,483	72
*	Novavax Inc.	101,748	72
*	Kiniksa Pharmaceuticals Ltd. Class A	3,898	70
	Scholar Rock Holding Corp.	3,739	70
*,^	Calyxt Inc.	4,281	69
*	Aratana Therapeutics Inc.	16,930	68
	Twist Bioscience Corp.	3,017	66
*,^	Dova Pharmaceuticals Inc.	8,495	65
*	Bellicum Pharmaceuticals Inc.	19,717	63
	Kezar Life Sciences Inc.	3,093	63
*	iRadimed Corp.	2,516	63
*	Acorda Therapeutics Inc.	4,181	62
^	Replimune Group Inc.	4,491	62
	Avrobio Inc.	3,660	61
*	Allena Pharmaceuticals Inc.	8,359	60
	Translate Bio Inc.	5,889	60
	Vapotherm Inc.	3,011	59
	Unum Therapeutics Inc.	13,604	58
*	Quorum Health Corp.	20,574	57
*	ADMA Biologics Inc.	13,634	56
*	Genesis Healthcare Inc.	40,340	55
*	Fortress Biotech Inc.	26,254	55
*,^	Cohbar Inc.	17,210	55
*	Fennec Pharmaceuticals Inc.	8,160	54
^	Gritstone Oncology Inc.	4,148	53
	Liquidia Technologies Inc.	2,639	53

68

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Jounce Therapeutics Inc.	11,343	50
*	Mersana Therapeutics Inc.	8,977	49
*	Mustang Bio Inc.	11,867	49
*,^	Teligent Inc.	29,695	47
*	Apollo Medical Holdings Inc.	2,394	47
*	LogicBio Therapeutics Inc.	4,851	44
*,^	Ampio Pharmaceuticals Inc.	70,495	44
*	Corvus Pharmaceuticals Inc.	9,057	44
*	Miragen Therapeutics Inc.	15,413	43
	Aptinyx Inc.	7,999	42
*	Albireo Pharma Inc.	1,498	42
	Xeris Pharmaceuticals Inc.	3,971	40
*	Kodiak Sciences Inc.	5,654	40
	Verrica Pharmaceuticals Inc.	3,484	39
*	MeiraGTx Holdings plc	2,404	39
	Idera Pharmaceuticals Inc.	13,770	38
*	Osmotica Pharmaceuticals plc	5,318	38
*	Endologix Inc.	72,733	38
*	CTI BioPharma Corp.	36,818	38
*	Akorn Inc.	8,763	36
*	RTI Surgical Inc.	6,980	35
	Surface Oncology Inc.	8,036	34
	Sutro Biopharma Inc.	3,799	33
*	BioScrip Inc.	10,237	33
*,^	Innovate Biopharmaceuticals Inc.	15,704	33
*	ElectroCore Inc.	3,665	32
	Magenta Therapeutics Inc.	2,425	32
*	XOMA Corp.	2,194	31
*	Arbutus Biopharma Corp.	6,835	30
*	Clearside Biomedical Inc.	20,168	29
*	Zomedica Pharmaceuticals Corp.	28,200	29
*	Sienna Biopharmaceuticals Inc.	11,120	28
*	Syndax Pharmaceuticals Inc.	4,284	26
*	Selecta Biosciences Inc.	12,987	26
	Constellation Pharmaceuticals Inc.	2,421	24
*	AVEO Pharmaceuticals Inc.	44,850	24
	Equillium Inc.	3,068	24
*	Neon Therapeutics Inc.	3,786	24
*	Aquestive Therapeutics Inc.	2,822	23
*	BioTime Inc.	17,214	21
*,^	Nymox Pharmaceutical Corp.	8,460	18
*	Immune Design Corp.	3,126	18
*	Synergy Pharmaceuticals Inc.	219,901	18
*	Surgery Partners Inc.	1,349	17
*	FONAR Corp.	733	16
*	Ovid therapeutics Inc.	7,072	15
*,^	Achaogen Inc.	20,025	15
*	AAC Holdings Inc.	5,249	13
*	Adverum Biotechnologies Inc.	3,021	12
*	Ra Pharmaceuticals Inc.	586	11
*	Arsanis Inc.	3,345	9
*	AgeX Therapeutics Inc.	1,721	7
*	Harvard Bioscience Inc.	1,330	5
*	Vital Therapies Inc.	21,930	5
*,^	GTx Inc.	3,649	4
*	NantHealth Inc.	4,947	3
*	Spero Therapeutics Inc.	275	3
*	resTORbio Inc.	364	3
*	NewLink Genetics Corp.	1,179	2
			200,281
Materials & Processing (7.2%)
*	Ingevity Corp.	30,932	3,564
*	Trex Co. Inc.	43,119	3,232
*	RBC Bearings Inc.	17,430	2,443

69

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Cabot Microelectronics Corp.	20,726	2,344
	Balchem Corp.	23,390	2,075
	Quaker Chemical Corp.	9,524	1,990
	Simpson Manufacturing Co. Inc.	30,232	1,812
	PolyOne Corp.	55,078	1,797
*	GCP Applied Technologies Inc.	52,479	1,573
	Comfort Systems USA Inc.	26,715	1,432
	HB Fuller Co.	27,574	1,392
*	Summit Materials Inc. Class A	81,791	1,390
	Mueller Industries Inc.	41,300	1,365
*	Beacon Roofing Supply Inc.	36,907	1,339
	Universal Forest Products Inc.	38,850	1,203
	AAON Inc.	30,100	1,200
	Compass Minerals International Inc.	22,807	1,195
*	Ferro Corp.	60,682	1,177
*	Builders FirstSource Inc.	82,693	1,152
	Worthington Industries Inc.	28,239	1,110
	Trinseo SA	21,662	1,087
	Sensient Technologies Corp.	16,391	1,060
*	Masonite International Corp.	18,191	1,009
*	JELD-WEN Holding Inc.	49,593	1,002
*	Continental Building Products Inc.	27,127	782
*	Patrick Industries Inc.	16,798	759
	Boise Cascade Co.	26,665	744
*	Kraton Corp.	20,802	740
	Mueller Water Products Inc. Class A	67,204	702
*	Installed Building Products Inc.	15,969	697
	Interface Inc. Class A	38,738	688
	Neenah Inc.	10,122	684
	Advanced Drainage Systems Inc.	26,297	668
	Kaiser Aluminum Corp.	6,073	665
*	PGT Innovations Inc.	41,294	623
	Apogee Enterprises Inc.	17,107	611
*	MRC Global Inc.	33,026	557
	Chase Corp.	5,303	512
	US Silica Holdings Inc.	34,348	512
	Global Brass & Copper Holdings Inc.	14,680	495
	DMC Global Inc.	10,430	490
	Myers Industries Inc.	25,676	490
*	US Concrete Inc.	11,735	471
*	GMS Inc.	22,270	435
	Louisiana-Pacific Corp.	15,510	392
	Cleveland-Cliffs Inc.	34,344	381
	Tronox Ltd. Class A	31,629	374
	Insteel Industries Inc.	12,008	273
*	Koppers Holdings Inc.	10,823	266
*	OMNOVA Solutions Inc.	32,176	262
	Kronos Worldwide Inc.	16,673	254
*	AdvanSix Inc.	7,707	252
*	Rexnord Corp.	8,771	234
*	NCI Building Systems Inc.	30,847	216
*	BlueLinx Holdings Inc.	6,579	211
*,^	Uranium Energy Corp.	127,829	161
	Omega Flex Inc.	2,176	161
	Schweitzer-Mauduit International Inc.	4,075	157
	Gold Resource Corp.	33,317	156
*,^	Livent Corp.	7,737	99
*	Coeur Mining Inc.	20,512	98
*	Ryerson Holding Corp.	11,495	97
*	Forterra Inc.	13,613	71
	Innophos Holdings Inc.	2,026	67
	Hecla Mining Co.	26,886	64
	Greif Inc. Class A	1,537	62
*	Marrone Bio Innovations Inc.	37,273	61

70

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	BMC Stock Holdings Inc.	2,500	48
*	Foundation Building Materials Inc.	3,204	36
*	Lawson Products Inc.	1,112	35
*	Verso Corp.	1,759	35
	Griffon Corp.	1,381	25
*	Armstrong Flooring Inc.	1,315	19
*	Century Aluminum Co.	2,097	18
*	Amyris Inc.	3,099	15
	Greif Inc. Class B	320	15
	United States Lime & Minerals Inc.	199	14
*	Shiloh Industries Inc.	1,540	10
	Valhi Inc.	1,260	5
			55,912
Other (0.0%)[2]
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	3,989	18
*	Alector Inc.	794	16
	Moderna Inc.	643	15
*	Harpoon Therapeutics Inc.	600	9
*,§	A Schulman Inc. CVR	19,599	8
*	Gossamer Bio Inc.	201	4
*,§	Corium CVR	17,631	3
*	Synthorx Inc.	98	2
*,§	Omthera Pharmaceuticals Inc. CVR	2,001	1
*,§	NewStar Financial Inc. CVR	2,203	1
*,§	Clinical Data CVR	367	—
			77
Producer Durables (15.5%)
	Woodward Inc.	39,093	3,766
	Insperity Inc.	27,962	3,531
	MAXIMUS Inc.	46,584	3,293
	Brink’s Co.	36,686	2,895
	MSA Safety Inc.	24,878	2,572
*	ASGN Inc.	37,025	2,385
*	Generac Holdings Inc.	44,237	2,281
	Tetra Tech Inc.	37,854	2,272
	EMCOR Group Inc.	31,377	2,263
*	Axon Enterprise Inc.	41,936	2,257
*	Proto Labs Inc.	19,773	2,234
	John Bean Technologies Corp.	22,839	2,140
	Exponent Inc.	37,652	2,132
	Healthcare Services Group Inc.	54,053	2,064
	Korn Ferry	41,894	2,044
	Hillenbrand Inc.	45,772	2,027
*	MasTec Inc.	46,264	1,998
*	Aerojet Rocketdyne Holdings Inc.	52,851	1,969
*	TriNet Group Inc.	31,823	1,950
*	Paylocity Holding Corp.	21,116	1,849
	Franklin Electric Co. Inc.	32,065	1,706
	Albany International Corp.	20,934	1,623
	Applied Industrial Technologies Inc.	27,821	1,617
	Deluxe Corp.	33,731	1,569
*	TopBuild Corp.	25,823	1,536
*	ExlService Holdings Inc.	24,343	1,495
	EnerSys	20,093	1,483
	Covanta Holding Corp.	85,779	1,457
*	Advanced Energy Industries Inc.	27,968	1,409
	Forward Air Corp.	21,390	1,383
	Kennametal Inc.	36,485	1,375
	Herman Miller Inc.	37,104	1,361
*	Advanced Disposal Services Inc.	49,798	1,321
*	Harsco Corp.	58,705	1,314
*	Itron Inc.	24,750	1,312
	Allegiant Travel Co. Class A	9,410	1,243
*	Saia Inc.	18,701	1,237

71

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Kaman Corp.	20,090	1,237
*	Aerovironment Inc.	15,471	1,233
	Badger Meter Inc.	20,848	1,227
	HNI Corp.	31,684	1,224
	Granite Construction Inc.	25,308	1,178
	McGrath RentCorp	17,596	1,053
	Raven Industries Inc.	26,157	1,044
	Mobile Mini Inc.	28,807	1,037
	Sun Hydraulics Corp.	21,141	1,006
	Federal Signal Corp.	40,855	1,004
	Altra Industrial Motion Corp.	31,485	1,002
*	Dycom Industries Inc.	22,041	994
*	Air Transport Services Group Inc.	42,691	993
*	WageWorks Inc.	28,958	953
*	SPX Corp.	25,653	933
	Watts Water Technologies Inc. Class A	11,493	926
	US Ecology Inc.	15,948	915
*	Chart Industries Inc.	9,774	863
	Cubic Corp.	13,600	839
	Tennant Co.	13,042	824
*	Herc Holdings Inc.	17,470	769
*	Evoqua Water Technologies Corp.	55,203	750
	Lindsay Corp.	7,850	726
	Knoll Inc.	33,205	703
	Kadant Inc.	7,951	695
	Heartland Express Inc.	34,089	685
	Douglas Dynamics Inc.	16,199	683
*	Atkore International Group Inc.	28,398	656
*	Hub Group Inc. Class A	15,169	652
*	CSW Industrials Inc.	11,382	646
	Kforce Inc.	16,799	622
	Standex International Corp.	7,307	599
	Heidrick & Struggles International Inc.	13,643	588
	Alamo Group Inc.	6,082	584
	Mesa Laboratories Inc.	2,446	563
*	Astronics Corp.	15,595	561
*	NV5 Global Inc.	6,918	548
*	FARO Technologies Inc.	11,809	541
	Actuant Corp. Class A	21,780	532
	H&E Equipment Services Inc.	18,356	528
	Werner Enterprises Inc.	15,276	527
	Matson Inc.	14,036	507
	Pitney Bowes Inc.	69,475	500
	Primoris Services Corp.	20,773	485
*	Echo Global Logistics Inc.	19,309	464
	Rush Enterprises Inc. Class A	10,032	421
	Barrett Business Services Inc.	5,192	408
*	Kratos Defense & Security Solutions Inc.	23,718	408
*	OSI Systems Inc.	4,557	396
*	MYR Group Inc.	11,754	394
	Forrester Research Inc.	7,498	376
	Columbus McKinnon Corp.	9,985	374
*	Vicor Corp.	11,628	370
	Kimball International Inc. Class B	23,026	361
	TTEC Holdings Inc.	10,393	356
*	DXP Enterprises Inc.	8,983	318
	Astec Industries Inc.	7,926	302
*,^	Plug Power Inc.	157,000	281
	AZZ Inc.	5,991	276
*	Willdan Group Inc.	7,083	268
	Barnes Group Inc.	4,525	263
	Hackett Group Inc.	15,847	258
	Marten Transport Ltd.	13,053	243
	Spartan Motors Inc.	25,182	230

72

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*,^	CryoPort Inc.	18,920	218
*	Energy Recovery Inc.	26,587	213
	UniFirst Corp.	1,476	212
	Allied Motion Technologies Inc.	5,038	210
*	Vishay Precision Group Inc.	5,569	194
*	Casella Waste Systems Inc. Class A	5,407	191
	Moog Inc. Class A	2,030	191
*	Napco Security Technologies Inc.	8,554	184
*	WillScot Corp. Class A	17,353	177
*	Commercial Vehicle Group Inc.	21,839	175
*	Thermon Group Holdings Inc.	6,679	166
*	SP Plus Corp.	4,758	164
	Wabash National Corp.	10,661	158
*	Mistras Group Inc.	9,738	154
	BG Staffing Inc.	6,049	151
*	PRGX Global Inc.	15,421	145
	Advanced Emissions Solutions Inc.	12,118	143
*	Control4 Corp.	7,815	141
	Systemax Inc.	6,695	136
	BrightView Holdings Inc.	9,898	134
	Universal Logistics Holdings Inc.	5,989	133
*	CAI International Inc.	5,555	131
	Resources Connection Inc.	6,829	119
^	EVI Industries Inc.	2,838	115
	ICF International Inc.	1,470	111
*	Exela Technologies Inc.	27,175	108
*	Arlo Technologies Inc.	24,508	106
	EnPro Industries Inc.	1,457	100
*,^	Energous Corp.	16,963	98
	Gorman-Rupp Co.	2,872	97
*	HC2 Holdings Inc.	30,734	97
*	USA Truck Inc.	5,313	91
*	Wesco Aircraft Holdings Inc.	10,678	91
*	Blue Bird Corp.	4,871	91
*	Modine Manufacturing Co.	5,335	80
	ArcBest Corp.	2,296	80
	CRA International Inc.	1,565	78
*	US Xpress Enterprises Inc. Class A	8,636	76
*	Navistar International Corp.	1,956	75
*	Milacron Holdings Corp.	5,355	75
*	PFSweb Inc.	10,970	69
*	Sterling Construction Co. Inc.	4,420	65
	Rush Enterprises Inc. Class B	1,554	64
*	Information Services Group Inc.	14,699	63
*	Manitex International Inc.	8,238	63
*	PAM Transportation Services Inc.	1,117	57
*	ServiceSource International Inc.	55,851	52
*	Lydall Inc.	1,822	51
	Marlin Business Services Corp.	1,970	46
*	General Finance Corp.	3,892	42
*	Orion Group Holdings Inc.	9,272	39
*	YRC Worldwide Inc.	5,021	38
*	TrueBlue Inc.	1,625	37
	REV Group Inc.	3,826	34
	Miller Industries Inc.	691	23
	Mesa Air Group Inc.	2,325	23
*	Team Inc.	1,205	19
*	Charah Solutions Inc.	2,956	18
	VSE Corp.	460	16
*	Gencor Industries Inc.	1,001	13
*	Heritage-Crystal Clean Inc.	544	13
*	InnerWorkings Inc.	2,354	11
	Graham Corp.	410	9
*	Twin Disc Inc.	496	9

73

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Willis Lease Finance Corp.	138	6
			120,554
Technology (16.8%)
*	Integrated Device Technology Inc.	94,553	4,570
*	HubSpot Inc.	27,011	4,548
*	Coupa Software Inc.	39,779	3,747
	Entegris Inc.	103,585	3,660
*	New Relic Inc.	32,906	3,480
	Blackbaud Inc.	35,207	2,719
*	Silicon Laboratories Inc.	31,334	2,539
*	ACI Worldwide Inc.	79,093	2,521
*	Ellie Mae Inc.	25,290	2,516
*,^	iRobot Corp.	19,669	2,460
*	Semtech Corp.	43,643	2,402
	Science Applications International Corp.	30,900	2,308
*	Lumentum Holdings Inc.	46,233	2,300
*	Cornerstone OnDemand Inc.	39,663	2,241
*	Five9 Inc.	41,834	2,219
*	Yelp Inc. Class A	59,177	2,205
	Zscaler Inc.	44,350	2,203
*	Cloudera Inc.	146,247	2,131
*	Qualys Inc.	24,853	2,078
*	Envestnet Inc.	32,582	1,988
*	CommVault Systems Inc.	29,174	1,966
*	Novanta Inc.	23,898	1,953
*	II-VI Inc.	45,856	1,948
*	Q2 Holdings Inc.	27,303	1,879
*	Box Inc.	90,065	1,823
	Brooks Automation Inc.	50,728	1,629
*	Alteryx Inc. Class A	21,334	1,628
*	SailPoint Technologies Holding Inc.	50,941	1,571
*	Cargurus Inc.	36,499	1,560
*	Bottomline Technologies DE Inc.	30,819	1,537
*	LiveRamp Holdings Inc.	28,524	1,533
	Power Integrations Inc.	20,870	1,525
*	Alarm.com Holdings Inc.	22,780	1,495
*	Blackline Inc.	26,819	1,404
*	Everbridge Inc.	19,582	1,385
*	Inphi Corp.	31,697	1,370
*	SPS Commerce Inc.	12,526	1,338
*	Rapid7 Inc.	26,925	1,239
	Plantronics Inc.	24,202	1,216
*	LivePerson Inc.	42,987	1,202
	Progress Software Corp.	32,624	1,200
*	Varonis Systems Inc.	20,616	1,174
*	MaxLinear Inc.	46,195	1,161
*	Yext Inc.	60,725	1,128
*	Mercury Systems Inc.	17,467	1,110
*	Rogers Corp.	7,050	1,095
*	Groupon Inc. Class A	325,308	1,064
*	Virtusa Corp.	20,773	1,048
*	Workiva Inc.	20,782	1,028
	Ebix Inc.	17,560	1,023
*	Lattice Semiconductor Corp.	85,620	1,010
*	PROS Holdings Inc.	23,102	984
*,^	GTT Communications Inc.	30,985	969
*	ForeScout Technologies Inc.	21,864	908
*	ePlus Inc.	9,754	872
	CSG Systems International Inc.	20,007	831
*	Appfolio Inc.	11,392	823
*	Benefitfocus Inc.	16,351	803
	NIC Inc.	46,978	803
*	Viavi Solutions Inc.	59,500	781
	InterDigital Inc.	11,136	777

74

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Glu Mobile Inc.	81,405	731
*	Vocera Communications Inc.	22,016	730
*	Extreme Networks Inc.	85,337	701
*	Blucora Inc.	25,193	677
*	Inovalon Holdings Inc. Class A	50,287	661
*	Altair Engineering Inc. Class A	18,209	646
*	Cision Ltd.	48,856	636
*	Carbonite Inc.	23,477	546
*,^	Tucows Inc. Class A	6,934	538
*	Insight Enterprises Inc.	9,575	534
*	Rudolph Technologies Inc.	23,012	520
*	OneSpan Inc.	23,042	491
*	TrueCar Inc.	67,586	489
*	Nanometrics Inc.	16,559	471
*	Quantenna Communications Inc.	24,971	453
*	CEVA Inc.	14,819	412
*	Anaplan Inc.	10,903	409
*	Upland Software Inc.	11,479	403
*	Loral Space & Communications Inc.	9,385	384
*	PlayAGS Inc.	16,022	381
*	Ambarella Inc.	9,226	372
	Carbon Black Inc.	28,075	367
*	Endurance International Group Holdings Inc.	51,263	359
	nLight Inc.	16,595	355
*	CalAmp Corp.	25,086	349
*	Zix Corp.	38,405	347
	Methode Electronics Inc.	12,285	345
*	Ichor Holdings Ltd.	16,431	345
*	Unisys Corp.	25,439	344
	QAD Inc. Class A	7,519	340
	NVE Corp.	3,268	336
*	Model N Inc.	18,845	326
*	Diodes Inc.	7,329	296
	Avalara Inc.	5,297	277
*	MobileIron Inc.	54,354	275
	Monotype Imaging Holdings Inc.	13,914	273
*	ShotSpotter Inc.	5,379	269
*	A10 Networks Inc.	37,954	265
*	Perficient Inc.	9,167	262
*	Mitek Systems Inc.	24,053	260
*	TechTarget Inc.	14,951	248
*,^	VirnetX Holding Corp.	39,854	243
*,^	Digimarc Corp.	7,929	239
*	Tenable Holdings Inc.	7,593	237
*	Limelight Networks Inc.	80,349	235
*	ChannelAdvisor Corp.	17,965	232
*	Brightcove Inc.	26,169	232
*	Ooma Inc.	13,680	223
*	SMART Global Holdings Inc.	7,349	215
*	Impinj Inc.	12,057	202
	Cohu Inc.	10,465	187
*	NETGEAR Inc.	5,221	187
*,^	Upwork Inc.	7,721	183
*	PAR Technology Corp.	6,749	182
	Xperi Corp.	7,496	180
*	Casa Systems Inc.	17,181	175
*	Immersion Corp.	18,972	170
	Simulations Plus Inc.	8,299	170
	Domo Inc.	4,906	170
*	Amber Road Inc.	16,909	166
*	USA Technologies Inc.	41,046	163
*	SVMK Inc.	10,549	160
*	Acacia Communications Inc.	2,821	150
*	Evolent Health Inc. Class A	11,388	150

75

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Park Electrochemical Corp.	8,361	145
	American Software Inc. Class A	12,100	140
*,^	Applied Optoelectronics Inc.	10,314	139
*	Calix Inc.	16,563	136
*	Aerohive Networks Inc.	24,661	125
*	eGain Corp.	10,898	124
*	Aquantia Corp.	15,661	123
*	Cray Inc.	4,993	122
*	Agilysys Inc.	5,255	110
*	Adesto Technologies Corp.	17,784	105
*	Synaptics Inc.	2,353	99
*	Internap Corp.	18,065	98
*	Cirrus Logic Inc.	2,229	89
^	Turtle Beach Corp.	5,673	87
*	Iteris Inc.	18,400	79
*	Clearfield Inc.	5,434	79
*	Park City Group Inc.	9,792	78
*	ACM Research Inc. Class A	6,375	72
*	Leaf Group Ltd.	8,878	72
*	Telenav Inc.	12,069	72
*	Avid Technology Inc.	14,275	68
*	FormFactor Inc.	4,237	67
*	Kopin Corp.	40,695	62
*	Sparton Corp.	3,363	62
*	Telaria Inc.	10,697	60
*	Asure Software Inc.	9,035	58
*	3D Systems Corp.	3,954	56
*	Travelzoo	3,456	46
*	Remark Holdings Inc.	20,700	43
*	Rimini Street Inc.	7,353	40
*	Majesco	5,380	39
*	Veritone Inc.	5,792	36
*	PDF Solutions Inc.	1,739	21
*	SecureWorks Corp. Class A	657	15
			131,269
Utilities (1.8%)
	j2 Global Inc.	34,168	2,905
*	Vonage Holdings Corp.	161,331	1,658
	Shenandoah Telecommunications Co.	34,047	1,513
	Cogent Communications Holdings Inc.	30,541	1,488
*	8x8 Inc.	68,581	1,349
	American States Water Co.	18,144	1,290
*	Boingo Wireless Inc.	30,019	671
	Middlesex Water Co.	10,011	589
	SJW Group	8,185	501
*	ORBCOMM Inc.	53,394	376
	York Water Co.	8,391	306
	South Jersey Industries Inc.	9,278	269
	New Jersey Resources Corp.	4,752	230
*,^	Gogo Inc.	41,669	191
	California Water Service Group	3,030	158
	Chesapeake Utilities Corp.	1,256	113
	Spark Energy Inc. Class A	8,151	81
	Global Water Resources Inc.	7,971	76
*	Pure Cycle Corp.	6,310	64
	Fusion Connect Inc.	1,963	4
			13,832
Total Common Stocks (Cost $683,279)			778,925

76

Vanguard® Russell 2000 Growth Index Fund

Schedule of Investments

February 28, 2019

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
3,4	Vanguard Market Liquidity Fund	2.563%		164,283	16,430

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.479%	5/9/19	200	199
Total Temporary Cash Investments (Cost $16,627)					16,629
Total Investments (102.1%) (Cost $699,906)					795,554
Other Assets and Liabilities—Net (-2.1%)[4]					(16,475)
Net Assets (100%)					779,079

*                     Non-income-producing security.

^                    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,889,000.

§                   Security value determined using significant unobservable inputs.

1                   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.1%, respectively, of net assets.

2                   “Other” represents securities that are not classified by the fund’s benchmark index.

3                   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4                   Includes $16,232,000 of collateral received for securities on loan.

5                   Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

77

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18512 042019

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	18,621	30,535
	Home Depot Inc.	52,805	9,776
	Comcast Corp. Class A	209,225	8,091
	Walt Disney Co.	68,280	7,705
*	Netflix Inc.	19,082	6,833
	McDonald’s Corp.	35,566	6,538
	Walmart Inc.	65,346	6,469
	NIKE Inc. Class B	57,457	4,926
	Costco Wholesale Corp.	20,008	4,377
	Lowe’s Cos. Inc.	37,394	3,930
	Starbucks Corp.	55,316	3,887
*	Booking Holdings Inc.	2,171	3,684
	TJX Cos. Inc.	56,700	2,908
*	Charter Communications Inc. Class A	7,986	2,754
	Twenty-First Century Fox Inc. Class A	48,189	2,430
	General Motors Co.	59,970	2,368
*	Tesla Inc.	6,270	2,006
	Target Corp.	24,090	1,750
	Marriott International Inc Class A	12,938	1,621
	Ross Stores Inc.	16,718	1,585
	Ford Motor Co.	178,643	1,567
	eBay Inc.	41,471	1,541
	Estee Lauder Cos. Inc. Class A	9,798	1,538
	Dollar General Corp.	12,149	1,439
	Yum! Brands Inc.	14,278	1,349
*	O’Reilly Automotive Inc.	3,617	1,345
	VF Corp.	14,800	1,293
	Twenty-First Century Fox Inc.	21,980	1,103
*	AutoZone Inc.	1,165	1,094
	Hilton Worldwide Holdings Inc.	12,759	1,060
	Carnival Corp.	18,290	1,056
*	Dollar Tree Inc.	10,729	1,034
	Aptiv plc	12,107	1,006
	Las Vegas Sands Corp.	16,338	1,004
	Royal Caribbean Cruises Ltd.	7,611	902
*	Ulta Beauty Inc.	2,586	808
	Omnicom Group Inc.	10,157	769
	CBS Corp. Class B	14,854	746
	Best Buy Co. Inc.	10,778	742
	Genuine Parts Co.	6,531	710
	Yum China Holdings Inc.	16,615	693
	Expedia Group Inc.	5,507	679
*	Chipotle Mexican Grill Inc. Class A	1,113	676
*	Lululemon Athletica Inc.	4,363	656
	Darden Restaurants Inc.	5,661	635
	DR Horton Inc.	15,776	614
	MGM Resorts International	22,458	601
	Wynn Resorts Ltd.	4,700	595
	Lennar Corp. Class A	12,136	582
*	Norwegian Cruise Line Holdings Ltd.	10,022	557
	Tractor Supply Co.	5,575	532
	Tiffany & Co.	5,556	528
*	Burlington Stores Inc.	3,048	517
	Advance Auto Parts Inc.	3,192	516
	Kohl’s Corp.	7,616	514
*	CarMax Inc.	7,956	494
	Domino’s Pizza Inc.	1,891	475
	Viacom Inc. Class B	15,740	460
	Tapestry Inc.	13,152	460
	Hasbro Inc.	5,300	450
	Sirius XM Holdings Inc.	75,424	447

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Lear Corp.	2,917	444
	Garmin Ltd.	5,218	438
*	Wayfair Inc.	2,610	432
*	Discovery Communications Inc.	15,680	427
	Nielsen Holdings plc	16,295	427
*	Henry Schein Inc.	6,930	411
	Whirlpool Corp.	2,856	404
	Interpublic Group of Cos. Inc.	17,505	403
	PVH Corp.	3,489	401
*	LKQ Corp.	14,452	400
*	Liberty Broadband Corp.	4,438	397
	BorgWarner Inc.	9,547	388
*	Mohawk Industries Inc.	2,848	388
*	Etsy Inc.	5,417	386
	Vail Resorts Inc.	1,829	381
*	NVR Inc.	145	380
*	Liberty Media Corp-Liberty SiriusXM Class C	8,859	365
*	Live Nation Entertainment Inc.	6,273	355
	Macy’s Inc.	13,962	346
*	Qurate Retail Group Inc. QVC Group Class A	18,971	342
	Aramark	11,140	338
	Service Corp. International	7,973	330
*	DISH Network Corp. Class A	10,131	329
*	WABCO Holdings Inc.	2,373	326
*	Bright Horizons Family Solutions Inc.	2,617	325
	Newell Brands Inc.	19,860	322
	PulteGroup Inc.	11,667	315
	Foot Locker Inc.	5,210	310
	Ralph Lauren Corp. Class A	2,463	308
	Hanesbrands Inc.	16,380	305
	Fortune Brands Home & Security Inc.	6,461	304
*	Five Below Inc.	2,476	298
*	Trade Desk Inc. Class A	1,508	298
*	Capri Holdings Ltd.	6,399	292
	KAR Auction Services Inc.	6,106	288
	Pool Corp.	1,793	286
*	ServiceMaster Global Holdings Inc.	6,227	281
*	Liberty Media Corp-Liberty Formula One	8,889	277
	Harley-Davidson Inc.	7,433	276
	L Brands Inc.	10,450	273
	Leggett & Platt Inc.	5,992	272
	Dunkin’ Brands Group Inc.	3,773	270
	Nordstrom Inc.	5,355	253
*	TripAdvisor Inc.	4,746	252
*	Grand Canyon Education Inc.	2,168	251
	Gap Inc.	9,859	250
	Gentex Corp.	12,307	250
*	GCI Liberty Inc. Class A	4,579	245
*	Madison Square Garden Co. Class A	836	241
*	Planet Fitness Inc. Class A	4,013	236
^	Coty Inc. Class A	21,281	234
	Wyndham Hotels & Resorts Inc.	4,427	233
*	Mattel Inc.	15,944	230
	Polaris Industries Inc.	2,670	228
	H&R Block Inc.	9,382	227
*	Caesars Entertainment Corp.	26,077	225
	Toll Brothers Inc.	6,207	221
	Williams-Sonoma Inc.	3,654	213
	Goodyear Tire & Rubber Co.	10,577	209
	Brunswick Corp.	3,941	208
*	Discovery Communications Inc. Class A	7,080	205
	Carter’s Inc.	2,070	202
*	Deckers Outdoor Corp.	1,363	202
*	Skechers U.S.A. Inc. Class A	5,967	201

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Texas Roadhouse Inc. Class A	3,157	200
	Nexstar Media Group Inc. Class A	2,030	198
*	Ollie’s Bargain Outlet Holdings Inc.	2,240	198
*	Chegg Inc.	4,941	196
	New York Times Co. Class A	5,935	195
*	Under Armour Inc. Class A	8,188	185
	Tribune Media Co. Class A	3,972	184
	News Corp. Class A	14,039	183
	Six Flags Entertainment Corp.	3,278	183
	Cinemark Holdings Inc.	4,850	183
	Cable One Inc.	192	182
*	2U Inc.	2,461	181
*	Under Armour Inc. Class C	9,004	181
	Marriott Vacations Worldwide Corp.	1,759	171
	Aaron’s Inc.	3,134	170
	World Wrestling Entertainment Inc. Class A	1,942	163
	Extended Stay America Inc.	8,563	156
*	Liberty Latin America Ltd. Class A	7,848	154
	Churchill Downs Inc.	1,593	149
	American Eagle Outfitters Inc.	7,292	149
	Wolverine World Wide Inc.	4,155	149
	Thor Industries Inc.	2,289	148
	Wendy’s Co.	8,474	147
*	Eldorado Resorts Inc.	2,979	144
	Hyatt Hotels Corp. Class A	1,939	141
*	Cracker Barrel Old Country Store Inc.	869	141
	Columbia Sportswear Co.	1,364	140
*	Hilton Grand Vacations Inc.	4,399	140
	News Corp. Class B	10,281	137
*	RH	890	137
*	Helen of Troy Ltd.	1,205	135
*	AMC Networks Inc. Class A	2,030	133
	Graham Holdings Co. Class B	194	133
*	Liberty Broadband Corp. Class A	1,462	131
	Dick’s Sporting Goods Inc.	3,336	130
	Dana Inc.	6,592	130
*	Roku Inc.	1,961	130
	Steven Madden Ltd.	3,932	130
*	Adtalem Global Education Inc.	2,644	127
	TEGNA Inc.	9,586	126
*	Tempur Sealy International Inc.	2,120	123
	Strategic Education Inc.	936	122
*	Penn National Gaming Inc.	4,922	122
	AMERCO	316	122
	Choice Hotels International Inc.	1,503	120
	Sinclair Broadcast Group Inc. Class A	3,105	112
	Boyd Gaming Corp.	3,729	111
*	Visteon Corp.	1,294	111
	Monro Inc.	1,413	108
*	Avis Budget Group Inc.	2,994	107
*	Liberty Expedia Holdings Inc. Class A	2,396	106
*	Murphy USA Inc.	1,334	104
	John Wiley & Sons Inc. Class A	1,995	104
*	Fox Factory Holding Corp.	1,618	103
*	Urban Outfitters Inc.	3,316	102
	Bed Bath & Beyond Inc.	6,043	101
	Jack in the Box Inc.	1,250	101
	Meredith Corp.	1,755	101
*	Floor & Decor Holdings Inc. Class A	2,698	100
*	Belmond Ltd. Class A	4,026	100
*	Liberty Media Corp-Liberty SiriusXM Class A	2,446	100
*	Dorman Products Inc.	1,224	99
*	frontdoor Inc.	3,075	98
*	SiteOne Landscape Supply Inc.	1,832	98

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Sally Beauty Holdings Inc.	5,428	98
*	National Vision Holdings Inc.	2,807	94
	DSW Inc. Class A	3,087	91
	Dave & Buster’s Entertainment Inc.	1,767	91
	Red Rock Resorts Inc. Class A	3,193	90
	LCI Industries	1,097	89
	Cheesecake Factory Inc.	1,887	89
*	TRI Pointe Group Inc.	7,050	89
	Lithia Motors Inc. Class A	982	89
	KB Home	3,878	88
	Wingstop Inc.	1,324	88
*	AutoNation Inc.	2,490	88
	Brinker International Inc.	1,917	88
	Travelport Worldwide Ltd.	5,565	87
*	Taylor Morrison Home Corp. Class A	5,204	87
	Office Depot Inc.	24,640	85
	Lions Gate Entertainment Corp. Class B	5,707	84
	BJ’s Wholesale Club Holdings Inc.	3,275	83
*	Cimpress NV	999	82
*	Meritor Inc.	3,695	82
*	American Axle & Manufacturing Holdings Inc.	5,109	82
	Penske Automotive Group Inc.	1,844	82
	Adient plc	4,191	81
	Tenneco Inc. Class A	2,286	79
	Dine Brands Global Inc.	797	79
	International Game Technology plc	4,546	78
*	SeaWorld Entertainment Inc.	2,868	78
*	Crocs Inc.	3,001	77
*	Gray Television Inc.	3,509	77
	Bloomin’ Brands Inc.	3,668	76
	La-Z-Boy Inc.	2,190	75
*	Stamps.com Inc.	799	75
*	Meritage Homes Corp.	1,705	75
	Signet Jewelers Ltd.	2,651	75
	Lennar Corp. Class B	1,932	74
*	Sotheby’s	1,677	74
*	Scientific Games Corp.	2,482	72
	Cooper Tire & Rubber Co.	2,251	72
	Callaway Golf Co.	4,146	71
*	Cars.com Inc.	3,031	71
	Oxford Industries Inc.	884	70
*	G-III Apparel Group Ltd.	1,935	69
*	Michaels Cos. Inc.	4,823	68
*	MSG Networks Inc.	2,790	67
	Tupperware Brands Corp.	2,225	67
	Children’s Place Inc.	695	66
	Abercrombie & Fitch Co.	3,020	66
*	Shutterfly Inc.	1,472	66
*	Instructure Inc.	1,408	66
*	Carvana Co. Class A	1,465	66
*	Laureate Education Inc. Class A	4,262	65
	MDC Holdings Inc.	2,252	65
*	Sleep Number Corp.	1,457	64
	PriceSmart Inc.	973	63
*	Gentherm Inc.	1,529	63
*	Asbury Automotive Group Inc.	859	62
	Guess? Inc.	2,718	61
	Gannett Co. Inc.	5,030	59
*	Shake Shack Inc. Class A	1,069	59
	Inter Parfums Inc.	790	58
	Caleres Inc.	1,873	58
*	Fitbit Inc. Class A	9,662	57
	Nutrisystem Inc.	1,307	57
	Big Lots Inc.	1,792	56

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	K12 Inc.	1,749	56
	Matthews International Corp. Class A	1,383	55
*	American Woodmark Corp.	644	55
*	IMAX Corp.	2,389	55
	Dillard’s Inc. Class A	696	55
*	Garrett Motion Inc.	3,256	55
*	Cavco Industries Inc.	390	54
*	Cooper-Standard Holdings Inc.	891	54
	Scholastic Corp.	1,234	52
	Group 1 Automotive Inc.	838	52
	GameStop Corp. Class A	4,414	52
	Viad Corp.	878	51
*	Stoneridge Inc.	1,709	51
*	At Home Group Inc.	2,049	50
*	Career Education Corp.	2,972	49
*	Liberty Media Corp-Liberty Formula One Class A	1,574	48
*	LGI Homes Inc.	813	48
*	Hertz Global Holdings Inc.	2,505	48
	Standard Motor Products Inc.	970	48
*	Liberty TripAdvisor Holdings Inc. Class A	3,159	48
*	Denny’s Corp.	2,716	47
	International Speedway Corp. Class A	1,059	46
	Sturm Ruger & Co. Inc.	786	45
	Winnebago Industries Inc.	1,366	45
	BJ’s Restaurants Inc.	918	44
*	Malibu Boats Inc. Class A	938	43
	Papa John’s International Inc.	972	42
*	Genesco Inc.	880	42
	EW Scripps Co. Class A	2,006	42
*	Rent-A-Center Inc.	2,116	39
	Acushnet Holdings Corp.	1,550	39
*	Central Garden & Pet Co. Class A	1,377	38
	Shutterstock Inc.	815	38
*	Boot Barn Holdings Inc.	1,295	37
*	Monarch Casino & Resort Inc.	819	36
*	Quotient Technology Inc.	3,537	35
	HealthStream Inc.	1,270	35
*	Weight Watchers International Inc.	1,742	35
*	Houghton Mifflin Harcourt Co.	4,450	35
*	Liberty Media Corp-Liberty Braves A Shares	1,264	35
	Entercom Communications Corp. Class A	5,652	35
	AMC Entertainment Holdings Inc. Class A	2,472	35
	New Media Investment Group Inc.	2,524	34
	Marcus Corp.	782	33
*	Fossil Group Inc.	2,115	33
	Ruth’s Hospitality Group Inc.	1,298	33
*	M/I Homes Inc.	1,266	33
*	JC Penney Co. Inc.	21,567	33
*	American Outdoor Brands Corp.	2,550	32
	Chico’s FAS Inc.	5,212	30
	Tailored Brands Inc.	2,267	29
*	Motorcar Parts of America Inc.	1,409	29
*	GoPro Inc. Class A	4,858	28
*	Chuy’s Holdings Inc.	1,250	28
*	Regis Corp.	1,530	28
*	QuinStreet Inc.	2,022	27
	Skyline Champion Corp.	1,353	27
*	America’s Car-Mart Inc.	329	27
*	Century Communities Inc.	1,166	27
	National CineMedia Inc.	3,417	26
	Haverty Furniture Cos. Inc.	1,083	26
	Viacom Inc. Class A	772	26
*	Central Garden & Pet Co.	838	26
*	Hudson Ltd. Class A	1,743	26

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Party City Holdco Inc.	2,373	25
	Movado Group Inc.	690	24
	Buckle Inc.	1,237	24
*	Care.com Inc.	924	23
*	Vista Outdoor Inc.	2,598	23
	National Presto Industries Inc.	205	23
	Tower International Inc.	877	22
*	American Public Education Inc.	693	22
*	Zumiez Inc.	877	22
*	Overstock.com Inc.	1,084	21
	Shoe Carnival Inc.	560	21
*	1-800-Flowers.com Inc. Class A	1,174	21
*	Universal Electronics Inc.	626	21
*	Red Robin Gourmet Burgers Inc.	687	21
	Ethan Allen Interiors Inc.	1,032	21
*	MarineMax Inc.	1,052	21
	Hooker Furniture Corp.	649	20
	Barnes & Noble Inc.	3,208	20
*	El Pollo Loco Holdings Inc.	1,330	20
*	Liberty Media Corp-Liberty Braves C Shares	710	20
*	Conn’s Inc.	803	19
^	Camping World Holdings Inc. Class A	1,468	19
*	Fiesta Restaurant Group Inc.	1,232	19
*	William Lyon Homes Class A	1,311	19
*	Central European Media Enterprises Ltd. Class A	5,175	18
*	MasterCraft Boat Holdings Inc.	727	18
	Cato Corp. Class A	1,134	18
	Winmark Corp.	103	18
	YETI Holdings Inc.	739	18
*	Ascena Retail Group Inc.	7,864	17
*	Beazer Homes USA Inc.	1,425	17
	Carriage Services Inc. Class A	812	17
*	Hibbett Sports Inc.	915	17
*	Lumber Liquidators Holdings Inc.	1,340	16
	Lions Gate Entertainment Corp. Class A	995	15
*	Golden Entertainment Inc.	831	15
*	ZAGG Inc.	1,275	15
*	Rosetta Stone Inc.	913	15
*	Del Taco Restaurants Inc.	1,417	15
*	Eros International plc	1,518	15
*	Express Inc.	2,792	15
*	Barnes & Noble Education Inc.	2,104	14
*	Habit Restaurants Inc. Class A	1,257	14
*	Franklin Covey Co.	540	14
	Johnson Outdoors Inc. Class A	212	14
*	Carrols Restaurant Group Inc.	1,278	14
	Emerald Expositions Events Inc.	1,078	14
	Sonic Automotive Inc. Class A	902	14
*	Reading International Inc. Class A	835	13
	Citi Trends Inc.	617	13
*	Sportsman’s Warehouse Holdings Inc.	2,115	13
*	Daily Journal Corp.	59	13
*	Tribune Publishing Co.	1,092	13
*	Lindblad Expeditions Holdings Inc.	930	13
*	Clear Channel Outdoor Holdings Inc. Class A	2,248	12
	Entravision Communications Corp. Class A	3,094	12
*	Del Frisco’s Restaurant Group Inc.	1,417	12
	Clarus Corp.	934	11
*	WideOpenWest Inc.	1,379	11
*	Duluth Holdings Inc.	427	11
	RCI Hospitality Holdings Inc.	442	10
	Weyco Group Inc.	338	10
*	Sonos Inc.	987	10
	Nathan’s Famous Inc.	141	10

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Drive Shack Inc.	2,271	10
	Tilly’s Inc. Class A	822	10
	Tile Shop Holdings Inc.	1,555	10
*	Vera Bradley Inc.	1,033	10
*	Lands’ End Inc.	541	10
	Speedway Motorsports Inc.	556	10
	Bassett Furniture Industries Inc.	497	10
*	Revlon Inc. Class A	358	10
*	Nautilus Inc.	1,379	9
	Rocky Brands Inc.	296	9
*	MDC Partners Inc. Class A	2,668	9
*	LiveXLive Media Inc.	1,466	9
	Superior Industries International Inc.	1,377	9
*	Century Casinos Inc.	1,006	8
	Flexsteel Industries Inc.	338	8
*	Kirkland’s Inc.	714	8
	Fluent Inc.	1,630	8
*	Green Brick Partners Inc.	926	8
*	elf Beauty Inc.	884	7
*	Biglari Holdings Inc.	10	7
*	Funko Inc. Class A	350	7
*	J. Jill Inc.	1,165	7
*	Potbelly Corp.	815	7
	Hamilton Beach Brands Holding Co. Class A	282	7
*	Boston Omaha Corp. Class A	265	7
*	Hemisphere Media Group Inc. Class A	457	6
*	Container Store Group Inc.	915	6
	Lovesac Co.	205	6
	Superior Group of Cos. Inc.	332	6
*	J Alexander’s Holdings Inc.	582	5
*	Red Lion Hotels Corp.	636	5
	Lifetime Brands Inc.	472	5
*	Gaia Inc. Class A	442	5
*	Pier 1 Imports Inc.	3,612	5
	Marine Products Corp.	326	5
	Saga Communications Inc. Class A	131	4
*	Hovnanian Enterprises Inc. Class A	5,863	4
*	Liberty Latin America Ltd.	204	4
	Escalade Inc.	306	4
	Big 5 Sporting Goods Corp.	902	4
*	Empire Resorts Inc.	229	3
*	Cardlytics Inc.	159	3
*	Noodles & Co. Class A	347	3
*	Eastman Kodak Co.	773	2
	Bluegreen Vacations Corp.	178	2
*	Vuzix Corp.	702	2
*	New Home Co. Inc.	405	2
*	RTW RetailWinds Inc.	700	2
*	Town Sports International Holdings Inc.	383	2
*	Francesca’s Holdings Corp.	1,745	1
			185,112
Consumer Staples (5.6%)
	Procter & Gamble Co.	114,109	11,245
	Coca-Cola Co.	175,232	7,945
	PepsiCo Inc.	64,903	7,505
	Philip Morris International Inc.	71,160	6,187
	Altria Group Inc.	86,747	4,546
	CVS Health Corp.	58,821	3,402
	Mondelez International Inc. Class A	65,431	3,086
	Walgreens Boots Alliance Inc.	37,082	2,640
	Colgate-Palmolive Co.	39,011	2,570
	Kimberly-Clark Corp.	15,953	1,864
	Sysco Corp.	21,810	1,473
	General Mills Inc.	27,152	1,280

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Constellation Brands Inc. Class A	7,102	1,201
*	Monster Beverage Corp.	18,259	1,165
	Archer-Daniels-Midland Co.	25,579	1,087
	Kroger Co.	36,283	1,064
	Clorox Co.	5,876	929
	Kraft Heinz Co.	27,653	918
	Tyson Foods Inc. Class A	13,317	821
	McCormick & Co. Inc.	5,566	757
	Church & Dwight Co. Inc.	11,167	735
	Hershey Co.	6,445	713
	Kellogg Co.	11,389	641
	Brown-Forman Corp. Class B	12,453	616
	Hormel Foods Corp.	12,437	539
	JM Smucker Co.	5,036	533
	Conagra Brands Inc.	22,071	516
	Molson Coors Brewing Co. Class B	7,930	489
	Lamb Weston Holdings Inc.	6,689	464
*	US Foods Holding Corp.	9,819	346
	Bunge Ltd.	6,431	341
*	Post Holdings Inc.	2,959	301
	Ingredion Inc.	3,234	299
*	Campbell Soup Co.	8,095	292
*	Herbalife Nutrition Ltd.	4,960	278
	Casey’s General Stores Inc.	1,653	223
	Keurig Dr Pepper Inc.	8,201	206
*	Performance Food Group Co.	4,612	178
	Flowers Foods Inc.	8,153	167
	Nu Skin Enterprises Inc. Class A	2,514	151
*	TreeHouse Foods Inc.	2,445	148
	Brown-Forman Corp. Class A	2,771	137
	Lancaster Colony Corp.	854	134
*	Sprouts Farmers Market Inc.	5,678	132
	Energizer Holdings Inc.	2,693	124
*	Boston Beer Co. Inc. Class A	373	117
	WD-40 Co.	613	110
*	Edgewell Personal Care Co.	2,412	107
	Sanderson Farms Inc.	925	107
	J&J Snack Foods Corp.	660	102
	Spectrum Brands Holdings Inc.	1,846	100
*	Hain Celestial Group Inc.	4,083	80
	B&G Foods Inc.	2,904	71
	Universal Corp.	1,136	67
	Medifast Inc.	521	66
	Core-Mark Holding Co. Inc.	2,042	64
	Cal-Maine Foods Inc.	1,417	62
	Calavo Growers Inc.	700	60
*	USANA Health Sciences Inc.	575	57
*	Simply Good Foods Co.	2,724	56
*	Hostess Brands Inc. Class A	4,343	53
	Vector Group Ltd.	4,405	52
	Coca-Cola Consolidated Inc.	201	50
	MGP Ingredients Inc.	602	49
*	Freshpet Inc.	1,175	48
*	Pilgrim’s Pride Corp.	2,400	47
	Seaboard Corp.	12	47
	Andersons Inc.	1,144	42
*	Rite Aid Corp.	56,866	42
*	United Natural Foods Inc.	2,632	40
	National Beverage Corp.	551	38
	Fresh Del Monte Produce Inc.	1,335	37
*	Chefs’ Warehouse Inc.	1,051	34
	SpartanNash Co.	1,594	30
	Tootsie Roll Industries Inc.	812	30
	John B Sanfilippo & Son Inc.	394	27

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	PetMed Express Inc.	948	22
*	Primo Water Corp.	1,349	20
	Ingles Markets Inc. Class A	587	18
	Weis Markets Inc.	349	18
*	Diplomat Pharmacy Inc.	2,565	17
	Dean Foods Co.	4,050	16
	Limoneira Co.	661	15
*,^	22nd Century Group Inc.	5,198	13
	Turning Point Brands Inc.	305	12
*	Farmer Brothers Co.	505	12
*	Craft Brew Alliance Inc.	706	12
*	Seneca Foods Corp. Class A	391	12
*	GNC Holdings Inc. Class A	3,872	12
*	Pyxus International Inc.	383	10
*	Cadiz Inc.	998	10
	Village Super Market Inc. Class A	308	9
*	Natural Grocers by Vitamin Cottage Inc.	516	7
*	Smart & Final Stores Inc.	1,163	7
	Alico Inc.	219	7
	Natural Health Trends Corp.	417	5
*	Castle Brands Inc.	4,435	4
*	Nature’s Sunshine Products Inc.	450	4
*	Celsius Holdings Inc.	820	3
			72,545
Energy (5.0%)
	Exxon Mobil Corp.	194,083	15,338
	Chevron Corp.	87,264	10,435
	ConocoPhillips	52,763	3,580
	Schlumberger Ltd.	63,471	2,797
	EOG Resources Inc.	26,479	2,489
	Occidental Petroleum Corp.	34,604	2,289
	Marathon Petroleum Corp.	30,688	1,903
	Phillips 66	19,058	1,836
	Kinder Morgan Inc.	86,886	1,665
	Valero Energy Corp.	19,401	1,582
	Williams Cos. Inc.	55,647	1,485
	Halliburton Co.	39,935	1,226
	ONEOK Inc.	18,757	1,205
	Pioneer Natural Resources Co.	7,750	1,092
	Anadarko Petroleum Corp.	23,067	1,003
	Concho Resources Inc.	8,901	979
	Diamondback Energy Inc.	7,185	740
	Hess Corp.	11,945	691
*	Cheniere Energy Inc.	10,551	680
	Devon Energy Corp.	21,334	630
	Marathon Oil Corp.	37,902	629
	Baker Hughes a GE Co. Class A	23,487	620
	Apache Corp.	17,462	579
	National Oilwell Varco Inc.	17,436	491
	Cabot Oil & Gas Corp.	19,907	490
	Noble Energy Inc.	21,925	486
	Targa Resources Corp.	10,314	415
	HollyFrontier Corp.	7,264	372
	Cimarex Energy Co.	4,296	309
	Helmerich & Payne Inc.	4,833	262
*	WPX Energy Inc.	18,055	223
*	Parsley Energy Inc. Class A	12,071	219
	Murphy Oil Corp.	7,462	216
	EQT Corp.	11,833	214
*	First Solar Inc.	3,735	196
*	Transocean Ltd.	23,626	193
*	Continental Resources Inc.	3,995	178
	Equitrans Midstream Corp.	9,665	171
	PBF Energy Inc. Class A	5,438	169

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Valvoline Inc.	8,651	163
*	Apergy Corp.	3,525	148
*	Chesapeake Energy Corp.	47,487	141
	Delek US Holdings Inc.	3,685	130
	Patterson-UTI Energy Inc.	9,757	129
*	Southwestern Energy Co.	26,851	114
*	PDC Energy Inc.	2,994	111
	Peabody Energy Corp.	3,597	111
	Range Resources Corp.	9,620	103
*	CNX Resources Corp.	9,339	99
*	Whiting Petroleum Corp.	4,042	99
*	Antero Resources Corp.	10,990	95
	Golar LNG Ltd.	4,273	88
*	Matador Resources Co.	4,646	86
*	QEP Resources Inc.	10,719	83
	SM Energy Co.	5,066	83
	World Fuel Services Corp.	2,951	82
*	Callon Petroleum Co.	10,070	77
	Arch Coal Inc. Class A	809	75
*	Centennial Resource Development Inc. Class A	8,219	75
	Arcosa Inc.	2,154	72
	McDermott International Inc.	8,143	69
*	NOW Inc.	4,719	68
*	Oasis Petroleum Inc.	12,175	68
*	Kosmos Energy Ltd.	10,580	68
*	Dril-Quip Inc.	1,583	68
*	Oceaneering International Inc.	4,310	67
*	Sunrun Inc.	4,250	66
*	Rowan Cos. plc Class A	5,813	66
*	Gulfport Energy Corp.	8,042	62
*	ProPetro Holding Corp.	3,082	61
*	Cactus Inc. Class A	1,687	61
*	C&J Energy Services Inc.	3,501	61
	Warrior Met Coal Inc.	1,987	58
	SemGroup Corp. Class A	3,553	56
	Archrock Inc.	5,616	55
	Nabors Industries Ltd.	15,806	51
*	SRC Energy Inc.	10,658	49
*	California Resources Corp.	2,041	48
*	Renewable Energy Group Inc.	1,800	48
*	CONSOL Energy Inc.	1,242	47
*	Helix Energy Solutions Group Inc.	6,189	46
*	Carrizo Oil & Gas Inc.	3,920	43
*	Oil States International Inc.	2,502	43
*	Denbury Resources Inc.	21,436	41
*	Newpark Resources Inc.	4,535	40
*,^	Tellurian Inc.	3,892	40
	TerraForm Power Inc. Class A	3,189	40
*,^	Enphase Energy Inc.	4,092	37
	Liberty Oilfield Services Inc. Class A	2,221	36
*	Unit Corp.	2,206	34
*	Noble Corp. plc	11,187	34
	CVR Energy Inc.	820	33
*,^	Resolute Energy Corp.	1,073	33
*	Superior Energy Services Inc.	7,035	33
*	Weatherford International plc	46,327	30
*	SunCoke Energy Inc.	2,809	28
*	Penn Virginia Corp.	516	28
*	Diamond Offshore Drilling Inc.	2,769	27
*	Jagged Peak Energy Inc.	2,772	26
	Green Plains Inc.	1,622	25
*	Exterran Corp.	1,475	25
	RPC Inc.	2,337	25
*	W&T Offshore Inc.	4,671	24

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Keane Group Inc.	2,207	24
*	Par Pacific Holdings Inc.	1,435	24
*	Matrix Service Co.	1,151	24
*	KLX Energy Services Holdings Inc.	912	24
*	Laredo Petroleum Inc.	6,999	24
*	Bonanza Creek Energy Inc.	1,003	23
*	REX American Resources Corp.	280	22
*	Talos Energy Inc.	956	22
*	Northern Oil and Gas Inc.	9,006	21
*	Frank’s International NV	3,354	21
*	Nine Energy Service Inc.	765	20
*	TPI Composites Inc.	656	20
	Solaris Oilfield Infrastructure Inc. Class A	1,164	20
*	Select Energy Services Inc. Class A	1,944	20
*	Extraction Oil & Gas Inc.	4,615	19
*,^	SunPower Corp. Class A	2,976	19
*	Forum Energy Technologies Inc.	3,290	19
*	Clean Energy Fuels Corp.	8,091	19
*	FTS International Inc.	1,514	16
*	TETRA Technologies Inc.	6,171	15
*	Ring Energy Inc.	2,284	14
*	Natural Gas Services Group Inc.	734	14
*	RigNet Inc.	859	13
	Panhandle Oil and Gas Inc. Class A	769	13
*	SandRidge Energy Inc.	1,585	12
*	Ameresco Inc. Class A	746	12
*	Era Group Inc.	1,047	12
	Mammoth Energy Services Inc.	517	12
*	HighPoint Resources Corp.	4,291	11
*	SEACOR Marine Holdings Inc.	760	10
*	Abraxas Petroleum Corp.	7,765	10
	Evolution Petroleum Corp.	1,359	10
*	Flotek Industries Inc.	2,909	9
*	Halcon Resources Corp.	5,612	8
*	Trecora Resources	832	8
*	SilverBow Resources Inc.	323	7
*	ION Geophysical Corp.	482	6
*	Pioneer Energy Services Corp.	3,526	6
*	Vivint Solar Inc.	1,189	6
*	Covia Holdings Corp.	1,236	6
*	Goodrich Petroleum Corp.	415	5
*	CARBO Ceramics Inc.	1,298	5
*	Eclipse Resources Corp.	4,453	5
*	Ultra Petroleum Corp.	7,723	5
*	Independence Contract Drilling Inc.	1,655	5
	Berry Petroleum Corp.	397	5
*	Dawson Geophysical Co.	1,395	5
*	Infrastructure and Energy Alternatives Inc.	741	5
*	Midstates Petroleum Co. Inc.	532	5
	Hallador Energy Co.	840	5
*	Isramco Inc.	36	4
	Adams Resources & Energy Inc.	102	4
*	Basic Energy Services Inc.	834	4
*	Lilis Energy Inc.	2,212	4
*	Smart Sand Inc.	1,083	3
*	Profire Energy Inc.	1,725	3
*	Earthstone Energy Inc. Class A	459	3
*	NCS Multistage Holdings Inc.	493	3
*	NextDecade Corp.	615	2
*	Approach Resources Inc.	2,034	2
*	Cloud Peak Energy Inc.	3,576	2
*	Alta Mesa Resources Inc. Class A	5,725	2
*	Key Energy Services Inc.	555	1
*,^	FuelCell Energy Inc.	2,800	1

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Zion Oil & Gas Inc.	2,601	1
*	Quintana Energy Services Inc.	125	1
*	EP Energy Corp. Class A	1,311	1
			64,915
Financial Services (20.7%)
*	Berkshire Hathaway Inc. Class B	88,745	17,864
	JPMorgan Chase & Co.	151,608	15,822
	Bank of America Corp.	419,051	12,186
	Visa Inc. Class A	80,691	11,952
	Wells Fargo & Co.	194,364	9,697
	Mastercard Inc. Class A	42,085	9,459
	Citigroup Inc.	111,897	7,159
*	PayPal Holdings Inc.	54,401	5,335
	US Bancorp	69,318	3,583
	American Tower Corp.	20,075	3,536
	American Express Co.	32,479	3,499
	Goldman Sachs Group Inc.	15,958	3,139
	CME Group Inc.	16,190	2,945
	Chubb Ltd.	20,990	2,811
	PNC Financial Services Group Inc.	21,255	2,679
	Simon Property Group Inc.	14,103	2,555
	Charles Schwab Corp.	54,980	2,530
	BlackRock Inc.	5,550	2,460
	Morgan Stanley	55,502	2,330
	S&P Global Inc.	11,503	2,305
	Crown Castle International Corp.	18,944	2,250
	Bank of New York Mellon Corp.	41,864	2,197
	Marsh & McLennan Cos. Inc.	23,211	2,159
	Prologis Inc.	28,622	2,005
	Intercontinental Exchange Inc.	25,692	1,982
	Progressive Corp.	26,521	1,933
	Aon plc	10,990	1,885
	Capital One Financial Corp.	21,839	1,825
	Prudential Financial Inc.	18,888	1,810
	BB&T Corp.	35,236	1,796
	American International Group Inc.	40,704	1,758
	MetLife Inc.	38,654	1,747
	Aflac Inc.	34,957	1,718
	Fidelity National Information Services Inc.	14,924	1,614
	Travelers Cos. Inc.	12,097	1,608
	Equinix Inc.	3,666	1,553
*	Fiserv Inc.	18,241	1,545
	Allstate Corp.	15,819	1,493
	Public Storage	6,785	1,435
	SunTrust Banks Inc.	20,534	1,332
*	Moody’s Corp.	7,611	1,318
*	Worldpay Inc. Class A	13,682	1,311
	Welltower Inc.	16,989	1,262
	AvalonBay Communities Inc.	6,423	1,250
	State Street Corp.	17,167	1,234
	Equity Residential	16,335	1,204
	M&T Bank Corp.	6,406	1,109
	Synchrony Financial	33,935	1,107
	Discover Financial Services	15,347	1,099
*	Square Inc.	13,371	1,086
	T. Rowe Price Group Inc.	10,790	1,084
	Digital Realty Trust Inc.	9,391	1,062
	Willis Towers Watson plc	5,928	1,020
	Ventas Inc.	16,241	1,019
	Global Payments Inc.	7,256	946
	Realty Income Corp.	13,605	941
*	FleetCor Technologies Inc.	4,013	936
	Boston Properties Inc.	7,037	934
*	SBA Communications Corp. Class A	5,114	923

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Northern Trust Corp.	9,317	868
	Weyerhaeuser Co.	34,227	852
	Essex Property Trust Inc.	2,992	837
	Ameriprise Financial Inc.	6,358	837
	KeyCorp	47,045	831
	Fifth Third Bancorp	29,999	827
	Hartford Financial Services Group Inc.	16,325	806
	Citizens Financial Group Inc.	21,404	791
	First Republic Bank	7,469	784
	Total System Services Inc.	8,222	776
	Regions Financial Corp.	47,272	775
	MSCI Inc. Class A	3,975	734
	TD Ameritrade Holding Corp.	12,861	724
*	CBRE Group Inc. Class A	14,496	721
	Alexandria Real Estate Equities Inc.	5,126	697
	Huntington Bancshares Inc.	48,166	694
	Principal Financial Group Inc.	12,758	672
	Arthur J Gallagher & Co.	8,218	660
	HCP Inc.	21,434	660
	Host Hotels & Resorts Inc.	33,380	655
	Comerica Inc.	7,359	641
	Annaly Capital Management Inc.	63,177	640
*	First Data Corp. Class A	24,863	625
*	Markel Corp.	620	623
	Lincoln National Corp.	9,723	608
	Cincinnati Financial Corp.	6,984	606
	Loews Corp.	12,665	603
	Equifax Inc.	5,466	599
*	SVB Financial Group	2,415	597
*	Arch Capital Group Ltd.	17,653	577
	E*TRADE Financial Corp.	11,610	569
	WP Carey Inc.	7,468	552
	TransUnion	8,407	543
	Broadridge Financial Solutions Inc.	5,289	536
	Extra Space Storage Inc.	5,550	532
	Mid-America Apartment Communities Inc.	5,131	531
	UDR Inc.	11,958	531
	Vornado Realty Trust	7,797	525
	Ally Financial Inc.	19,311	523
	Raymond James Financial Inc.	5,981	494
	Cboe Global Markets Inc.	5,103	489
	Sun Communities Inc.	4,282	486
	Torchmark Corp.	5,831	481
	Nasdaq Inc.	5,256	481
	Duke Realty Corp.	16,120	477
	Equity LifeStyle Properties Inc.	4,340	472
	Jack Henry & Associates Inc.	3,511	466
	Iron Mountain Inc.	12,890	457
	Regency Centers Corp.	6,876	449
	Franklin Resources Inc.	13,696	447
	Zions Bancorp NA	8,698	444
	Federal Realty Investment Trust	3,284	439
	Fidelity National Financial Inc.	12,029	422
	Alleghany Corp.	653	420
	Everest Re Group Ltd.	1,842	416
	AGNC Investment Corp.	23,593	416
	Reinsurance Group of America Inc. Class A	2,851	412
	MarketAxess Holdings Inc.	1,670	407
	FactSet Research Systems Inc.	1,702	400
	Camden Property Trust	3,989	391
	Alliance Data Systems Corp.	2,167	375
	National Retail Properties Inc.	7,122	371
	Commerce Bancshares Inc.	5,869	369
	Western Union Co.	20,384	364

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	East West Bancorp Inc.	6,561	358
	WR Berkley Corp.	4,280	358
	Invesco Ltd.	18,478	358
	Voya Financial Inc.	7,046	356
	VICI Properties Inc.	16,675	355
	Unum Group	9,430	352
	VEREIT Inc.	43,647	348
	Jones Lang LaSalle Inc.	2,063	341
	SL Green Realty Corp.	3,715	337
	Signature Bank	2,467	335
*	WEX Inc.	1,872	333
*	Apartment Investment & Management Co.	6,789	332
	Gaming and Leisure Properties Inc.	9,122	332
	Kilroy Realty Corp.	4,452	328
	Kimco Realty Corp.	18,628	328
	American Financial Group Inc.	3,247	324
*	Fair Isaac Corp.	1,304	323
*	Athene Holding Ltd. Class A	7,240	323
	Omega Healthcare Investors Inc.	8,968	322
	Liberty Property Trust	6,650	315
	SEI Investments Co.	5,963	315
	Brown & Brown Inc.	10,494	311
	Invitation Homes Inc.	13,471	310
	People’s United Financial Inc.	17,226	306
*	Euronet Worldwide Inc.	2,244	301
	New Residential Investment Corp.	18,100	299
	Medical Properties Trust Inc.	16,408	299
	Lamar Advertising Co. Class A	3,824	297
	LPL Financial Holdings Inc.	3,911	295
	Synovus Financial Corp.	7,277	289
	Park Hotels & Resorts Inc.	9,105	284
	Douglas Emmett Inc.	7,237	279
	STORE Capital Corp.	8,555	278
	American Campus Communities Inc.	6,121	276
	Starwood Property Trust Inc.	12,145	272
	New York Community Bancorp Inc.	21,650	271
	Macerich Co.	6,159	269
	Old Republic International Corp.	12,845	268
	Jefferies Financial Group Inc.	13,194	267
	Cullen/Frost Bankers Inc.	2,564	266
	RenaissanceRe Holdings Ltd.	1,805	265
	Healthcare Trust of America Inc. Class A	9,278	264
	Affiliated Managers Group Inc.	2,378	261
	CIT Group Inc.	5,107	260
	American Homes 4 Rent Class A	11,713	256
	CubeSmart	8,284	254
	FNB Corp.	20,563	252
	Popular Inc.	4,464	252
	First American Financial Corp.	4,931	250
	Assurant Inc.	2,365	244
	EastGroup Properties Inc.	2,305	244
	Primerica Inc.	1,944	243
	EPR Properties	3,300	242
	Brixmor Property Group Inc.	13,615	238
	Webster Financial Corp.	4,135	237
	CyrusOne Inc.	4,757	237
	Umpqua Holdings Corp.	12,719	231
	Hudson Pacific Properties Inc.	6,928	230
	First Horizon National Corp.	14,665	229
	PacWest Bancorp	5,549	228
*	Credit Acceptance Corp.	514	226
	Hanover Insurance Group Inc.	1,900	226
	Prosperity Bancshares Inc.	2,967	221
*	Brighthouse Financial Inc.	5,567	216

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Equity Commonwealth	6,566	214
*	Zillow Group Inc.	5,127	214
*	SLM Corp.	19,310	213
	Eaton Vance Corp.	5,093	213
	Axis Capital Holdings Ltd.	3,712	212
*	MGIC Investment Corp.	16,246	211
	Highwoods Properties Inc.	4,525	210
	Sterling Bancorp	10,123	206
	Kemper Corp.	2,468	205
*	Western Alliance Bancorp	4,413	204
	STAG Industrial Inc.	7,277	201
	Hospitality Properties Trust	7,384	200
	JBG SMITH Properties	4,951	199
	Pinnacle Financial Partners Inc.	3,384	199
	Life Storage Inc.	2,030	198
	Lazard Ltd. Class A	5,274	197
	Erie Indemnity Co. Class A	1,104	197
	Radian Group Inc.	9,658	197
	Pebblebrook Hotel Trust	6,130	196
*	Howard Hughes Corp.	1,753	195
	IBERIABANK Corp.	2,488	195
	Assured Guaranty Ltd.	4,658	195
	Wyndham Destinations Inc.	4,317	194
	First Financial Bankshares Inc.	2,898	188
*	Essent Group Ltd.	4,312	186
	Interactive Brokers Group Inc.	3,366	186
	Blackstone Mortgage Trust Inc. Class A	5,384	186
	Wintrust Financial Corp.	2,508	185
	First Industrial Realty Trust Inc.	5,432	182
	Healthcare Realty Trust Inc.	5,737	182
	Cousins Properties Inc.	18,589	177
	Bank OZK	5,381	177
	Associated Banc-Corp	7,574	176
	FirstCash Inc.	1,966	172
	Selective Insurance Group Inc.	2,599	171
	Rayonier Inc.	5,801	171
*	United Bankshares Inc.	4,427	170
	AXA Equitable Holdings Inc.	8,884	170
	Stifel Financial Corp.	3,117	170
	TCF Financial Corp.	7,407	170
	BankUnited Inc.	4,611	168
	CoreSite Realty Corp.	1,645	168
	Evercore Inc. Class A	1,822	168
	Hancock Whitney Corp.	3,810	166
	MB Financial Inc.	3,676	166
	Glacier Bancorp Inc.	3,773	165
	Ryman Hospitality Properties Inc.	2,027	164
	Apple Hospitality REIT Inc.	9,756	161
	First Hawaiian Inc.	5,891	159
	Chimera Investment Corp.	8,474	157
	First Citizens BancShares Inc. Class A	358	156
	Bank of Hawaii Corp.	1,870	154
	Two Harbors Investment Corp.	11,082	154
	Sunstone Hotel Investors Inc.	10,185	153
	Valley National Bancorp	14,408	152
	Weingarten Realty Investors	5,250	151
	Spirit Realty Capital Inc.	3,831	148
	Chemical Financial Corp.	3,219	148
	Physicians Realty Trust	8,097	146
	MFA Financial Inc.	20,080	146
	Sabra Health Care REIT Inc.	7,999	145
	Navient Corp.	11,830	145
	Federated Investors Inc. Class B	4,847	144
	Community Bank System Inc.	2,220	144

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Taubman Centers Inc.	2,667	142
	RLJ Lodging Trust	7,646	142
	Outfront Media Inc.	6,287	141
*	Green Dot Corp. Class A	2,175	140
	Rexford Industrial Realty Inc.	4,071	140
*	Texas Capital Bancshares Inc.	2,273	139
	Home BancShares Inc.	7,076	138
	National Health Investors Inc.	1,761	137
*	UMB Financial Corp.	1,995	137
	Cathay General Bancorp	3,514	136
	Senior Housing Properties Trust	10,474	136
	Investors Bancorp Inc.	10,781	136
	BancorpSouth Bank	4,158	136
	Brandywine Realty Trust	8,549	134
*	CoreLogic Inc.	3,663	134
	Paramount Group Inc.	9,318	134
	White Mountains Insurance Group Ltd.	140	132
	BOK Financial Corp.	1,447	131
	Fulton Financial Corp.	7,598	131
	American Equity Investment Life Holding Co.	4,001	127
	PS Business Parks Inc.	857	126
	CNO Financial Group Inc.	7,340	125
	Columbia Banking System Inc.	3,242	123
	Union Bankshares Corp.	3,415	121
	GEO Group Inc.	5,341	121
	Corporate Office Properties Trust	4,668	121
	CoreCivic Inc.	5,724	121
*	Zillow Group Inc. Class A	2,923	121
	Colony Capital Inc.	21,758	121
	RLI Corp.	1,714	121
	Retail Properties of America Inc.	9,562	119
	Old National Bancorp	6,674	119
	First Financial Bancorp	4,253	118
	Kennedy-Wilson Holdings Inc.	5,583	116
	South State Corp.	1,629	116
	Columbia Property Trust Inc.	5,337	115
	Washington Federal Inc.	3,756	115
*	LendingTree Inc.	360	115
^	Piedmont Office Realty Trust Inc. Class A	5,593	114
	OneMain Holdings Inc.	3,456	114
	Americold Realty Trust	3,866	111
	Legg Mason Inc.	3,788	111
	CVB Financial Corp.	4,830	110
	Brookfield Property REIT Inc. Class A	5,560	109
	First BanCorp	9,460	109
	Cadence BanCorp Class A	5,407	108
	Simmons First National Corp. Class A	4,006	107
	First Midwest Bancorp Inc.	4,619	107
	CenterState Bank Corp.	4,038	107
	Santander Consumer USA Holdings Inc.	5,171	106
	PotlatchDeltic Corp.	2,912	105
	Independent Bank Corp.	1,231	105
	Terreno Realty Corp.	2,561	105
	Acadia Realty Trust	3,656	104
	Trustmark Corp.	2,928	104
	Morningstar Inc.	812	103
	Apollo Commercial Real Estate Finance Inc.	5,524	100
	Argo Group International Holdings Ltd.	1,431	99
	Great Western Bancorp Inc.	2,633	99
	Bank of NT Butterfield & Son Ltd.	2,418	99
	DiamondRock Hospitality Co.	9,152	98
	Mack-Cali Realty Corp.	4,647	98
	United Community Banks Inc.	3,513	97
	International Bancshares Corp.	2,376	97

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Moelis & Co. Class A	2,167	97
	Retail Opportunity Investments Corp.	5,623	97
	WesBanco Inc.	2,273	96
*	Enstar Group Ltd.	536	96
	TrustCo Bank Corp. NY	11,247	95
	QTS Realty Trust Inc. Class A	2,276	95
	Xenia Hotels & Resorts Inc.	4,861	95
	ProAssurance Corp.	2,332	95
	Agree Realty Corp.	1,440	95
	Empire State Realty Trust Inc.	6,140	93
	Urban Edge Properties	4,763	93
	SITE Centers Corp.	6,762	90
	Tanger Factory Outlet Centers Inc.	4,172	90
	Washington REIT	3,346	89
*	Genworth Financial Inc. Class A	22,868	89
	First Merchants Corp.	2,182	88
	LegacyTexas Financial Group Inc.	2,102	88
	Banner Corp.	1,407	87
	Invesco Mortgage Capital Inc.	5,473	87
	Lexington Realty Trust	9,186	85
	Capitol Federal Financial Inc.	6,362	85
*	Axos Financial Inc.	2,623	85
*	Eagle Bancorp Inc.	1,417	84
*,^	Redfin Corp.	4,175	83
*	Cannae Holdings Inc.	3,637	83
	CareTrust REIT Inc.	3,623	81
	Independent Bank Group Inc.	1,390	81
	Hope Bancorp Inc.	5,474	80
	Provident Financial Services Inc.	2,853	78
	EVERTEC Inc.	2,725	78
	Ameris Bancorp	1,894	77
	Chesapeake Lodging Trust	2,553	77
	Renasant Corp.	1,997	76
	ServisFirst Bancshares Inc.	2,182	76
	Four Corners Property Trust Inc.	2,777	76
	BGC Partners Inc. Class A	12,291	75
	HFF Inc. Class A	1,663	75
	Towne Bank	2,718	75
	NBT Bancorp Inc.	1,926	74
	Realogy Holdings Corp.	5,465	74
	National General Holdings Corp.	2,877	74
	Northwest Bancshares Inc.	3,986	74
	Waddell & Reed Financial Inc. Class A	3,993	74
	LTC Properties Inc.	1,647	73
	Uniti Group Inc.	7,572	73
	Ladder Capital Corp. Class A	3,957	73
	American Assets Trust Inc.	1,654	72
	Veritex Holdings Inc.	2,536	71
	Horace Mann Educators Corp.	1,808	71
	Westamerica Bancorporation	1,096	70
	Safety Insurance Group Inc.	768	69
	Houlihan Lokey Inc. Class A	1,487	68
	Walker & Dunlop Inc.	1,225	68
*	Alexander & Baldwin Inc.	2,977	68
*	NMI Holdings Inc. Class A	2,817	68
	Global Net Lease Inc.	3,812	68
	Colony Credit Real Estate Inc.	3,893	68
	National Storage Affiliates Trust	2,387	68
*	PRA Group Inc.	2,090	67
	First Commonwealth Financial Corp.	4,694	66
	Navigators Group Inc.	939	66
	Office Properties Income Trust	2,115	65
	Hilltop Holdings Inc.	3,342	64
	Mercury General Corp.	1,196	63

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Seritage Growth Properties Class A	1,415	62
	Newmark Group Inc. Class A	6,600	61
	PennyMac Mortgage Investment Trust	2,993	61
	Heartland Financial USA Inc.	1,244	60
	Employers Holdings Inc.	1,442	60
	Industrial Logistics Properties Trust	2,840	59
	S&T Bancorp Inc.	1,421	59
	Park National Corp.	586	59
	Pacific Premier Bancorp Inc.	1,966	59
	Sandy Spring Bancorp Inc.	1,672	59
	OceanFirst Financial Corp.	2,322	59
	Brookline Bancorp Inc.	3,658	58
*	Seacoast Banking Corp. of Florida	1,994	58
*	FGL Holdings	6,915	57
	Kite Realty Group Trust	3,641	57
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,326	57
	CNA Financial Corp.	1,308	57
	Redwood Trust Inc.	3,686	56
	Artisan Partners Asset Management Inc. Class A	2,136	56
	Tier REIT Inc.	2,301	56
	Berkshire Hills Bancorp Inc.	1,778	56
	First Interstate BancSystem Inc. Class A	1,337	56
	WSFS Financial Corp.	1,276	55
	AMERISAFE Inc.	868	55
	Kinsale Capital Group Inc.	820	55
*	Cardtronics plc Class A	1,848	55
	WisdomTree Investments Inc.	6,962	54
	Universal Insurance Holdings Inc.	1,386	54
	First Busey Corp.	2,003	54
	Heritage Financial Corp.	1,636	54
	American National Insurance Co.	364	54
	Lakeland Financial Corp.	1,107	53
	Kearny Financial Corp.	3,934	53
	City Holding Co.	658	53
	Beneficial Bancorp Inc.	3,225	52
	PJT Partners Inc.	1,124	52
	Washington Prime Group Inc.	8,785	51
	First Bancorp Southern Pines	1,288	50
	Tompkins Financial Corp.	620	50
	Summit Hotel Properties Inc.	4,358	50
	Monmouth Real Estate Investment Corp.	3,719	49
	BrightSphere Investment Group plc	3,466	49
	Southside Bancshares Inc.	1,365	47
	Mr Cooper Group Inc.	3,456	47
	Enterprise Financial Services Corp.	1,042	47
	Stock Yards Bancorp Inc.	1,321	47
	Nelnet Inc. Class A	856	47
	Stewart Information Services Corp.	1,092	47
	Virtu Financial Inc. Class A	1,854	47
	Investors Real Estate Trust	771	47
	James River Group Holdings Ltd.	1,125	46
	TFS Financial Corp.	2,676	46
*	eHealth Inc.	857	46
	Boston Private Financial Holdings Inc.	3,833	46
	Piper Jaffray Cos.	651	46
	TriCo Bancshares	1,129	45
	InfraREIT Inc.	2,111	45
	National Bank Holdings Corp. Class A	1,205	44
	Alexander’s Inc.	114	44
	BancFirst Corp.	768	43
	United Fire Group Inc.	888	43
*	MBIA Inc.	4,357	43
*	LendingClub Corp.	14,474	43
	Investment Technology Group Inc.	1,417	43

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Virtus Investment Partners Inc.	418	43
	Easterly Government Properties Inc.	2,348	42
	Northfield Bancorp Inc.	2,783	41
	Getty Realty Corp.	1,257	41
	New York Mortgage Trust Inc.	6,865	41
	RPT Realty	3,242	41
*	Encore Capital Group Inc.	1,186	41
	Cohen & Steers Inc.	970	41
	Flagstar Bancorp Inc.	1,210	40
	OFG Bancorp	1,905	39
	Universal Health Realty Income Trust	528	39
*	Columbia Financial Inc.	2,452	39
	Arbor Realty Trust Inc.	3,026	39
	Meridian Bancorp Inc.	2,375	39
*	Ambac Financial Group Inc.	1,942	38
	Arrow Financial Corp.	1,080	38
	Federal Agricultural Mortgage Corp.	458	37
	Chatham Lodging Trust	1,867	37
*	Cushman & Wakefield plc	2,033	37
*	Enova International Inc.	1,455	37
	Independence Realty Trust Inc.	3,551	37
*	Nicolet Bankshares Inc.	640	37
*	National Commerce Corp.	833	36
	Fidelity Southern Corp.	1,112	36
	Banc of California Inc.	2,051	36
•	CorePoint Lodging Inc.	2,519	35
	TPG RE Finance Trust Inc.	1,751	35
	Capstead Mortgage Corp.	4,223	35
	ARMOUR Residential REIT Inc.	1,747	35
*	Trupanion Inc.	1,153	35
*	Triumph Bancorp Inc.	1,026	35
	Ares Commercial Real Estate Corp.	2,264	35
	Hamilton Lane Inc. Class A	740	35
	Preferred Bank	673	34
	Univest Financial Corp.	1,295	34
	Granite Point Mortgage Trust Inc.	1,796	34
	Franklin Street Properties Corp.	4,706	34
*	World Acceptance Corp.	277	34
	Armada Hoffler Properties Inc.	2,216	34
	Lakeland Bancorp Inc.	2,022	34
*	Cowen Inc. Class A	2,180	34
	Central Pacific Financial Corp.	1,149	34
	NorthStar Realty Europe Corp.	1,856	33
	1st Source Corp.	700	33
*	Third Point Reinsurance Ltd.	3,109	33
	Oritani Financial Corp.	1,849	33
	Dime Community Bancshares Inc.	1,648	33
	UMH Properties Inc.	2,394	33
	Cass Information Systems Inc.	627	33
	National Western Life Group Inc. Class A	106	33
	Carolina Financial Corp.	889	33
	Greenhill & Co. Inc.	1,363	32
	Camden National Corp.	697	31
	Bryn Mawr Bank Corp.	766	31
*	Marcus & Millichap Inc.	806	31
	RE/MAX Holdings Inc. Class A	787	31
	Origin Bancorp Inc.	847	31
	Banco Latinoamericano de Comercio Exterior SA	1,448	30
	Franklin Financial Network Inc.	921	30
	Innovative Industrial Properties Inc.	382	30
	Saul Centers Inc.	532	30
	Meta Financial Group Inc.	1,290	30
	FBL Financial Group Inc. Class A	431	30
	Hanmi Financial Corp.	1,298	30

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Community Trust Bancorp Inc.	693	30
	iStar Inc.	3,388	30
*	HomeStreet Inc.	1,050	29
*	INTL FCStone Inc.	670	29
	German American Bancorp Inc.	940	29
	Blue Hills Bancorp Inc.	1,167	29
	West Bancorporation Inc.	1,248	29
	Front Yard Residential Corp.	2,592	29
*	Focus Financial Partners Inc. Class A	758	29
*	Evo Payments Inc. Class A	1,073	29
	Washington Trust Bancorp Inc.	546	29
	United Financial Bancorp Inc.	1,832	28
	Community Healthcare Trust Inc.	794	28
	Horizon Bancorp Inc.	1,599	28
	Essential Properties Realty Trust Inc.	1,661	28
	Bridge Bancorp Inc.	854	28
	Great Southern Bancorp Inc.	490	28
	FB Financial Corp.	776	28
	First of Long Island Corp.	1,156	27
	Hersha Hospitality Trust Class A	1,417	27
	ConnectOne Bancorp Inc.	1,216	26
	Live Oak Bancshares Inc.	1,617	26
	Gladstone Commercial Corp.	1,264	26
	NexPoint Residential Trust Inc.	725	26
	AG Mortgage Investment Trust Inc.	1,464	26
	First Community Bankshares Inc.	718	26
	Preferred Apartment Communities Inc. Class A	1,682	26
	CBTX Inc.	767	26
	Peapack Gladstone Financial Corp.	872	25
	Flushing Financial Corp.	1,091	25
	Mercantile Bank Corp.	728	25
*	Customers Bancorp Inc.	1,167	25
	Bank of Marin Bancorp	555	25
*	Bancorp Inc.	2,715	25
	Old Line Bancshares Inc.	849	24
	First Defiance Financial Corp.	784	24
	CatchMark Timber Trust Inc. Class A	2,538	24
*	Everi Holdings Inc.	3,124	24
	State Auto Financial Corp.	713	24
*	St. Joe Co.	1,504	23
	Peoples Bancorp Inc.	700	23
	Whitestone REIT	1,791	23
	Independent Bank Corp.	1,000	23
	United Community Financial Corp.	2,314	23
	HomeTrust Bancshares Inc.	848	23
	CorEnergy Infrastructure Trust Inc.	626	23
*	TriState Capital Holdings Inc.	1,005	23
	First Foundation Inc.	1,486	23
	Urstadt Biddle Properties Inc. Class A	1,080	23
	Heritage Commerce Corp.	1,595	22
	Waterstone Financial Inc.	1,317	22
*	Allegiance Bancshares Inc.	573	22
	People’s Utah Bancorp	744	22
*	EZCORP Inc. Class A	2,205	22
	Midland States Bancorp Inc.	844	22
	Retail Value Inc.	687	21
	Republic Bancorp Inc.Class A	465	21
*	PennyMac Financial Services Inc.	900	21
*	Health Insurance Innovations Inc. Class A	555	21
*	Tejon Ranch Co.	1,116	21
	Diamond Hill Investment Group Inc.	144	20
	RMR Group Inc. Class A	284	20
	Ashford Hospitality Trust Inc.	3,763	20
	First Financial Corp.	450	20

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Western Asset Mortgage Capital Corp.	1,947	20
	Anworth Mortgage Asset Corp.	4,522	19
*	Donnelley Financial Solutions Inc.	1,353	19
	New Senior Investment Group Inc.	3,706	19
*	Equity Bancshares Inc. Class A	557	19
	City Office REIT Inc.	1,694	19
	Pennsylvania REIT	3,024	19
	Dynex Capital Inc.	3,038	19
	Sierra Bancorp	684	18
	Cherry Hill Mortgage Investment Corp.	989	18
	Opus Bank	802	18
*	Atlantic Capital Bancshares Inc.	935	18
	Orchid Island Capital Inc.	2,693	18
	CNB Financial Corp	633	18
	Farmers National Banc Corp.	1,180	17
	CBL & Associates Properties Inc.	8,043	17
	BBX Capital Corp. Class A	2,810	17
	Financial Institutions Inc.	566	17
	HCI Group Inc.	368	17
	QCR Holdings Inc.	472	17
*	FRP Holdings Inc.	329	17
	Braemar Hotels & Resorts Inc.	1,291	17
*	On Deck Capital Inc.	2,730	17
*	Greenlight Capital Re Ltd. Class A	1,485	17
	KKR Real Estate Finance Trust Inc.	808	16
	Enterprise Bancorp Inc.	515	16
	Century Bancorp Inc. Class A	210	16
	Cambridge Bancorp	194	16
*	BSB Bancorp Inc.	453	16
	Old Second Bancorp Inc.	1,119	16
	PCSB Financial Corp.	778	16
	Citizens & Northern Corp.	600	16
	Global Indemnity Ltd.	407	16
	One Liberty Properties Inc.	543	16
	American National Bankshares Inc.	434	16
	Capital City Bank Group Inc.	625	15
	Jernigan Capital Inc.	718	15
*	Goosehead Insurance Inc. Class A	477	15
	United Insurance Holdings Corp.	914	15
*	Altisource Portfolio Solutions SA	595	15
	Business First Bancshares Inc.	596	15
	Heritage Insurance Holdings Inc.	985	15
	Hingham Institution for Savings	74	14
	Ladenburg Thalmann Financial Services Inc.	4,872	14
*	Citizens Inc. Class A	2,096	14
	First Mid-Illinois Bancshares Inc.	410	14
	MedEquities Realty Trust Inc.	1,341	14
	First Bancorp Inc.	536	14
	Amalgamated Bank Class A	794	14
	Luther Burbank Corp.	1,342	14
*	HarborOne Bancorp Inc.	864	14
	ACNB Corp.	352	14
	B. Riley Financial Inc.	813	14
	National Bankshares Inc.	348	14
	Peoples Financial Services Corp.	314	14
	Macatawa Bank Corp.	1,254	14
	Cedar Realty Trust Inc.	3,901	14
	Spirit MTA REIT	1,847	14
	First Bancshares Inc.	411	13
*	Baycom Corp.	581	13
	MidWestOne Financial Group Inc.	428	13
*	Byline Bancorp Inc.	648	13
	Oppenheimer Holdings Inc. Class A	466	13
*	Metropolitan Bank Holding Corp.	341	13

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Exantas Capital Corp.	1,194	13
*	Regional Management Corp.	473	13
	Ames National Corp.	461	13
	Bar Harbor Bankshares	494	13
	First Choice Bancorp	541	13
	Farmers & Merchants Bancorp Inc.	410	13
	Pacific City Financial Corp.	733	12
	Westwood Holdings Group Inc.	322	12
	EMC Insurance Group Inc.	385	12
	MutualFirst Financial Inc.	391	12
*	NI Holdings Inc.	814	12
	Bluerock Residential Growth REIT Inc. Class A	1,158	12
	GAIN Capital Holdings Inc.	1,761	12
	Southern National Bancorp of Virginia Inc.	763	12
	Northrim BanCorp Inc.	322	12
	Merchants Bancorp	576	12
*	Ocwen Financial Corp.	5,607	12
	Ready Capital Corp.	724	12
	Global Medical REIT Inc.	1,126	12
	BankFinancial Corp.	719	11
	Western New England Bancorp Inc.	1,132	11
	Investors Title Co.	63	11
*	PICO Holdings Inc.	1,037	11
	Timberland Bancorp Inc.	344	11
	Consolidated-Tomoka Land Co.	175	10
	Southern Missouri Bancorp Inc.	281	10
	Civista Bancshares Inc.	469	10
	Penns Woods Bancorp Inc.	228	10
	Protective Insurance Corp. Class B	471	10
*	Southern First Bancshares Inc.	260	10
	FedNat Holding Co.	541	10
	Tiptree Inc.	1,607	10
	Home Bancorp Inc.	277	10
	Reliant Bancorp Inc.	442	10
	First Business Financial Services Inc.	437	10
	MBT Financial Corp.	843	9
	Shore Bancshares Inc.	590	9
	RBB Bancorp	427	9
	Central Valley Community Bancorp	454	9
*	Hallmark Financial Services Inc.	842	9
	Farmland Partners Inc.	1,706	9
	Bankwell Financial Group Inc.	288	9
	Independence Holding Co.	226	9
*	Safeguard Scientifics Inc.	794	9
	Prudential Bancorp Inc.	471	9
*	Republic First Bancorp Inc.	1,337	9
	Union Bankshares Inc.	183	9
	First Northwest Bancorp	523	8
	Investar Holding Corp.	346	8
	Norwood Financial Corp.	274	8
	Bank of Commerce Holdings	731	8
	Summit Financial Group Inc.	339	8
	Codorus Valley Bancorp Inc.	361	8
	First Internet Bancorp	374	8
	Arlington Asset Investment Corp. Class A	966	8
*	Malvern Bancorp Inc.	385	8
*	Bridgewater Bancshares Inc.	714	8
	Evans Bancorp Inc.	221	8
	Guaranty Bancshares Inc.	256	8
	SI Financial Group Inc.	525	8
*	Spirit of Texas Bancshares Inc.	357	8
	C&F Financial Corp.	149	8
*	Curo Group Holdings Corp.	686	8
	Clipper Realty Inc.	569	7

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Ohio Valley Banc Corp.	205	7
	United Security Bancshares	683	7
*	Community Bankers Trust Corp.	914	7
*	Stratus Properties Inc.	299	7
	ESSA Bancorp Inc.	453	7
	Orrstown Financial Services Inc.	353	7
	Crawford & Co. Class B	701	7
	Unity Bancorp Inc.	326	7
*	Forestar Group Inc.	424	7
*	SmartFinancial Inc.	366	7
	Parke Bancorp Inc.	318	7
	First Financial Northwest Inc.	431	7
	Northeast Bancorp	343	7
	Fidelity D&D Bancorp Inc.	119	7
	Sterling Bancorp Inc.	679	7
	Chemung Financial Corp.	145	7
	Kingstone Cos. Inc.	397	7
	Pzena Investment Management Inc. Class A	664	7
	First Bank	570	7
	Territorial Bancorp Inc.	232	7
	Bank of Princeton	199	6
	Donegal Group Inc. Class A	470	6
	Premier Financial Bancorp Inc.	381	6
	Peoples Bancorp of North Carolina Inc.	222	6
*	Select Bancorp Inc.	534	6
	FS Bancorp Inc.	119	6
	Silvercrest Asset Management Group Inc. Class A	407	6
	Gladstone Land Corp.	496	6
*	Howard Bancorp Inc.	451	6
*	Esquire Financial Holdings Inc.	262	6
*	I3 Verticals Inc. Class A	279	6
	Middlefield Banc Corp.	135	6
	Oak Valley Bancorp	316	6
	BCB Bancorp Inc.	398	5
*	Safehold Inc.	269	5
	MVB Financial Corp.	331	5
	County Bancorp Inc.	233	4
	MidSouth Bancorp Inc.	378	4
	Maiden Holdings Ltd.	3,499	4
	First Guaranty Bancshares Inc.	199	4
	Associated Capital Group Inc. Class A	94	4
*	Elevate Credit Inc.	907	4
*	MoneyGram International Inc.	1,621	4
*	Maui Land & Pineapple Co. Inc.	338	4
	Greene County Bancorp Inc.	119	4
	Great Ajax Corp.	277	4
	Capstar Financial Holdings Inc.	215	4
	Riverview Bancorp Inc.	450	3
	GAMCO Investors Inc. Class A	160	3
	Level One Bancorp Inc.	141	3
*	Provident Bancorp Inc.	141	3
	BRT Apartments Corp.	242	3
*	Transcontinental Realty Investors Inc.	95	3
	Coastal Financial Corp.	192	3
*	Pacific Mercantile Bancorp	375	3
	CB Financial Services Inc.	119	3
	Community Financial Corp.	101	3
	OP Bancorp	333	3
*	Entegra Financial Corp.	123	3
	First Savings Financial Group Inc.	56	3
	LCNB Corp.	170	3
	First United Corp.	166	3
	Mid Penn Bancorp Inc.	117	3
	1st Constitution Bancorp	153	3

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	PDL Community Bancorp	217	3
	First Community Corp.	140	3
	SB One Bancorp	117	3
*	Siebert Financial Corp.	219	3
	Auburn National Bancorporation Inc.	80	3
	Capital Bancorp Inc.	227	3
*	Trinity Place Holdings Inc.	633	3
	Bank7 Corp.	100	2
			268,936
Health Care (13.9%)
	Johnson & Johnson	122,965	16,802
*	Pfizer Inc.	265,709	11,518
	UnitedHealth Group Inc.	43,794	10,608
	Merck & Co. Inc.	119,185	9,689
	Abbott Laboratories	78,366	6,083
	Medtronic plc	61,986	5,610
	Amgen Inc.	29,191	5,549
	AbbVie Inc.	69,402	5,499
^	Eli Lilly & Co.	43,051	5,437
	Thermo Fisher Scientific Inc.	18,369	4,768
	Bristol-Myers Squibb Co.	74,892	3,869
	Gilead Sciences Inc.	59,262	3,853
	Danaher Corp.	28,314	3,596
	Anthem Inc.	11,917	3,584
*	Biogen Inc.	9,212	3,022
	Becton Dickinson and Co.	12,132	3,018
*	Cigna Corp.	17,075	2,979
	Stryker Corp.	15,644	2,949
*	Intuitive Surgical Inc.	5,144	2,817
*	Celgene Corp.	32,128	2,670
*	Boston Scientific Corp.	63,083	2,531
*	Vertex Pharmaceuticals Inc.	11,674	2,203
	Allergan plc	15,510	2,136
*	Illumina Inc.	6,715	2,100
	Zoetis Inc.	22,167	2,089
	Humana Inc.	6,300	1,796
	HCA Healthcare Inc.	12,490	1,737
	Baxter International Inc.	22,904	1,712
*	Edwards Lifesciences Corp.	9,605	1,626
*	Regeneron Pharmaceuticals Inc.	3,645	1,570
*	Alexion Pharmaceuticals Inc.	9,784	1,324
	Agilent Technologies Inc.	14,577	1,158
	Zimmer Biomet Holdings Inc.	9,316	1,156
	McKesson Corp.	8,928	1,135
*	Centene Corp.	18,568	1,131
*	IQVIA Holdings Inc.	7,452	1,044
*	Align Technology Inc.	3,625	939
*	IDEXX Laboratories Inc.	3,922	828
*	Cerner Corp.	14,509	812
*	BioMarin Pharmaceutical Inc.	8,055	751
	Cardinal Health Inc.	13,627	741
*	Incyte Corp.	8,011	691
*	Laboratory Corp. of America Holdings	4,604	683
	ResMed Inc.	6,421	658
*	Veeva Systems Inc. Class A	5,549	654
*	ABIOMED Inc.	1,951	653
	Cooper Cos. Inc.	2,209	632
*	Mylan NV	23,451	619
	Teleflex Inc.	2,080	603
	AmerisourceBergen Corp. Class A	7,210	601
*	Hologic Inc.	12,387	584
*	WellCare Health Plans Inc.	2,277	577
*	Varian Medical Systems Inc.	4,179	562
*	DexCom Inc.	3,988	556

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Quest Diagnostics Inc.	6,208	537
	Universal Health Services Inc. Class B	3,822	531
*	Exact Sciences Corp.	5,463	497
	PerkinElmer Inc.	5,019	473
	STERIS plc	3,822	462
*	Sarepta Therapeutics Inc.	3,028	437
	Dentsply Sirona Inc.	9,982	417
*	Ionis Pharmaceuticals Inc.	5,690	404
*	QIAGEN NV	10,127	389
*	Bluebird Bio Inc.	2,467	383
*	Molina Healthcare Inc.	2,840	382
*	Jazz Pharmaceuticals plc	2,680	375
*	Seattle Genetics Inc.	4,940	367
	West Pharmaceutical Services Inc.	3,334	349
*	Alnylam Pharmaceuticals Inc.	4,073	346
*	DaVita Inc.	5,920	337
*	Sage Therapeutics Inc.	2,072	330
	Bio-Techne Corp.	1,695	329
	Hill-Rom Holdings Inc.	3,013	320
*	Neurocrine Biosciences Inc.	4,064	314
*	Charles River Laboratories International Inc.	2,156	307
*	Exelixis Inc.	13,651	306
*	Nektar Therapeutics Class A	7,135	289
*	Catalent Inc.	6,568	284
	Perrigo Co. plc	5,821	283
	Encompass Health Corp.	4,469	282
*	PRA Health Sciences Inc.	2,636	282
*	Masimo Corp.	2,103	276
*	Bio-Rad Laboratories Inc. Class A	972	263
*	Insulet Corp.	2,656	249
*	United Therapeutics Corp.	1,954	247
*	Alkermes plc	7,006	233
	Chemed Corp.	707	233
*	Horizon Pharma plc	7,596	220
*	Array BioPharma Inc.	9,301	213
*	LivaNova plc	2,207	206
*	Haemonetics Corp.	2,351	204
*	FibroGen Inc.	3,440	199
*	HealthEquity Inc.	2,470	199
*	Medidata Solutions Inc.	2,615	196
*	Teladoc Health Inc.	3,030	195
*	Penumbra Inc.	1,395	186
*	Novocure Ltd.	3,327	179
*	Integra LifeSciences Holdings Corp.	3,228	178
*	Wright Medical Group NV	5,634	176
	Bruker Corp.	4,586	175
*	ICU Medical Inc.	710	175
*	Blueprint Medicines Corp.	1,980	163
*	Globus Medical Inc.	3,289	160
*	Spark Therapeutics Inc.	1,382	157
*	Agios Pharmaceuticals Inc.	2,394	155
*	Tandem Diabetes Care Inc.	2,335	153
*	Amedisys Inc.	1,214	151
*	Omnicell Inc.	1,751	149
*	LHC Group Inc.	1,322	145
*	Neogen Corp.	2,266	140
*	Ultragenyx Pharmaceutical Inc.	2,147	138
*	NuVasive Inc.	2,329	137
*	Merit Medical Systems Inc.	2,424	135
*	MEDNAX Inc.	3,995	131
*	HMS Holdings Corp.	3,741	129
*	Integer Holdings Corp.	1,412	128
	Cantel Medical Corp.	1,652	121
*	Global Blood Therapeutics Inc.	2,285	120

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Emergent BioSolutions Inc.	2,042	119
*	Syneos Health Inc.	2,792	117
*	Endo International plc	10,585	116
*	ACADIA Pharmaceuticals Inc.	4,356	115
*	Ligand Pharmaceuticals Inc.	928	115
*	Glaukos Corp.	1,537	114
*	Arena Pharmaceuticals Inc.	2,258	113
	Ensign Group Inc.	2,264	112
*	BioTelemetry Inc.	1,487	111
*	Acadia Healthcare Co. Inc.	4,194	110
*	Tenet Healthcare Corp.	3,732	107
*	AMN Healthcare Services Inc.	2,103	105
*,^	Elanco Animal Health Inc.	3,454	104
*	iRhythm Technologies Inc.	1,089	104
*	Immunomedics Inc.	6,575	104
*	Repligen Corp.	1,730	103
*	Quidel Corp.	1,558	102
*	Amicus Therapeutics Inc.	8,433	102
*	Insmed Inc.	3,400	101
*	Supernus Pharmaceuticals Inc.	2,457	100
*	Zogenix Inc.	1,885	99
*	Myriad Genetics Inc.	3,168	98
*	Avanos Medical Inc.	2,080	98
*	Intercept Pharmaceuticals Inc.	967	96
*	Halozyme Therapeutics Inc.	5,480	95
*	Mallinckrodt plc	3,775	94
*	Enanta Pharmaceuticals Inc.	884	91
*	Portola Pharmaceuticals Inc.	2,948	91
*	Ironwood Pharmaceuticals Inc. Class A	6,325	90
*	Inogen Inc.	823	88
	CONMED Corp.	1,125	87
*	Allscripts Healthcare Solutions Inc.	7,927	85
*	Premier Inc. Class A	2,298	84
	Patterson Cos. Inc.	3,693	83
*	Heron Therapeutics Inc.	3,106	82
*	Mirati Therapeutics Inc.	1,127	82
*	Select Medical Holdings Corp.	5,536	82
*	Reata Pharmaceuticals Inc. Class A	839	79
*	PTC Therapeutics Inc.	2,283	79
*	MyoKardia Inc.	1,719	77
*	Arrowhead Pharmaceuticals Inc.	3,867	75
*	Medicines Co.	3,052	75
*	Acceleron Pharma Inc.	1,705	75
*	Clovis Oncology Inc.	2,454	74
*	STAAR Surgical Co.	2,011	74
*	Magellan Health Inc.	1,083	74
*	REGENXBIO Inc.	1,413	73
*	Aerie Pharmaceuticals Inc.	1,550	72
*	Pacira Pharmaceuticals Inc.	1,746	72
*	Genomic Health Inc.	937	71
*	Prestige Consumer Healthcare Inc.	2,393	70
*	Atara Biotherapeutics Inc.	1,940	69
*	AnaptysBio Inc.	919	63
*	Xencor Inc.	2,051	62
*	Tactile Systems Technology Inc.	807	61
*	Cambrex Corp.	1,482	61
*	Intersect ENT Inc.	1,782	61
*	Nevro Corp.	1,298	60
	US Physical Therapy Inc.	540	60
*	Invitae Corp.	2,947	59
*	NeoGenomics Inc.	2,898	57
*	Madrigal Pharmaceuticals Inc.	426	56
*	Brookdale Senior Living Inc.	8,227	56
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,253	55

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Cardiovascular Systems Inc.	1,550	55
*	Fate Therapeutics Inc.	3,477	55
*	Corcept Therapeutics Inc.	4,329	54
*	AtriCure Inc.	1,641	52
*	Medpace Holdings Inc.	953	52
*	Innoviva Inc.	3,297	52
*	Varex Imaging Corp.	1,643	52
*	Amneal Pharmaceuticals Inc.	3,806	52
*	CareDx Inc.	1,640	51
*	Cerus Corp.	7,838	51
*	Audentes Therapeutics Inc.	1,666	51
*	CryoLife Inc.	1,707	51
	Atrion Corp.	64	50
*	Codexis Inc.	2,319	50
	Luminex Corp.	1,946	50
*	Orthofix Medical Inc.	805	49
*	Spectrum Pharmaceuticals Inc.	4,548	49
*	Momenta Pharmaceuticals Inc.	3,487	49
*	R1 RCM Inc.	4,901	48
*	Iovance Biotherapeutics Inc.	4,715	48
*	Esperion Therapeutics Inc.	1,033	48
*	Vanda Pharmaceuticals Inc.	2,328	47
*	Theravance Biopharma Inc.	1,934	47
*	TherapeuticsMD Inc.	8,034	46
*	Aimmune Therapeutics Inc.	1,882	45
	National HealthCare Corp.	554	45
*	Pacific Biosciences of California Inc.	6,129	45
*,^	Denali Therapeutics Inc.	2,044	44
*	Puma Biotechnology Inc.	1,596	44
	Guardant Health Inc.	657	44
*	NextGen Healthcare Inc.	2,465	43
*	Tabula Rasa HealthCare Inc.	768	42
*	Akebia Therapeutics Inc.	5,664	41
*	Retrophin Inc.	1,823	41
*	Editas Medicine Inc.	1,993	41
*	BioCryst Pharmaceuticals Inc.	4,893	40
*	Sangamo Therapeutics Inc.	4,431	40
*	Natus Medical Inc.	1,443	40
*	Vericel Corp.	2,106	39
	Inspire Medical Systems Inc.	633	39
*	Lantheus Holdings Inc.	1,695	39
*	Amphastar Pharmaceuticals Inc.	1,551	39
*	Tivity Health Inc.	1,763	38
*	OPKO Health Inc.	14,486	37
*	Allogene Therapeutics Inc.	1,122	36
*	AngioDynamics Inc.	1,562	35
*	MacroGenics Inc.	1,735	35
*	Surmodics Inc.	593	35
	Meridian Bioscience Inc.	2,011	34
*	Radius Health Inc.	1,810	34
*	Coherus Biosciences Inc.	2,370	34
*	Providence Service Corp.	471	34
*	WaVe Life Sciences Ltd.	791	33
*	Epizyme Inc.	2,559	33
*	Alder Biopharmaceuticals Inc.	2,578	33
*	GenMark Diagnostics Inc.	4,163	32
*	ImmunoGen Inc.	6,487	31
*	Cymabay Therapeutics Inc.	2,537	30
*	SIGA Technologies Inc.	4,348	29
*,^	Omeros Corp.	2,030	29
*	Acorda Therapeutics Inc.	1,975	29
*	AxoGen Inc.	1,575	29
*	OraSure Technologies Inc.	2,664	29
*	Five Prime Therapeutics Inc.	2,445	28

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Dicerna Pharmaceuticals Inc.	2,292	28
*	NanoString Technologies Inc.	1,078	27
*,^	Accelerate Diagnostics Inc.	1,274	27
*	Addus HomeCare Corp.	399	27
*	Intra-Cellular Therapies Inc.	1,956	27
*	Heska Corp.	321	26
*	Antares Pharma Inc.	7,242	26
*	PDL BioPharma Inc.	7,082	26
*	Veracyte Inc.	1,268	26
*	Natera Inc.	1,591	25
	Phibro Animal Health Corp. Class A	860	25
*	Kadmon Holdings Inc.	8,325	25
	LeMaitre Vascular Inc.	819	25
*	ArQule Inc.	7,469	24
*	CorVel Corp.	362	24
*	Athenex Inc.	1,844	24
*	Intrexon Corp.	3,029	24
*	Dynavax Technologies Corp.	2,622	24
*	Triple-S Management Corp. Class B	948	24
*	Revance Therapeutics Inc.	1,416	24
*	ANI Pharmaceuticals Inc.	364	24
*	ViewRay Inc.	2,791	24
*	Apellis Pharmaceuticals Inc.	1,538	23
*	Community Health Systems Inc.	4,701	23
*	RadNet Inc.	1,705	23
	Homology Medicines Inc.	785	23
*	Inovio Pharmaceuticals Inc.	6,304	23
*	Collegium Pharmaceutical Inc.	1,293	23
*	CytomX Therapeutics Inc.	2,012	23
*	Anika Therapeutics Inc.	684	22
*	Cara Therapeutics Inc.	1,309	22
*	Stemline Therapeutics Inc.	2,016	22
	Owens & Minor Inc.	3,536	22
*	Prothena Corp. plc	1,633	22
*	Eagle Pharmaceuticals Inc.	436	22
*	PetIQ Inc. Class A	720	22
*	AMAG Pharmaceuticals Inc.	1,441	21
*	Rhythm Pharmaceuticals Inc.	736	21
*	Viking Therapeutics Inc.	2,508	21
*	Aduro Biotech Inc.	4,888	21
*	Assembly Biosciences Inc.	965	21
*	Intellia Therapeutics Inc.	1,331	20
*,^	Akcea Therapeutics Inc.	582	20
*	Flexion Therapeutics Inc.	1,399	19
*,^	ZIOPHARM Oncology Inc.	6,377	19
*	Adamas Pharmaceuticals Inc.	1,669	19
*	Accuray Inc.	3,840	19
*	Oxford Immunotec Global plc	1,091	18
	Computer Programs & Systems Inc.	548	18
*,^	TransEnterix Inc.	7,020	17
*	G1 Therapeutics Inc.	939	17
	National Research Corp.	443	17
*	BioScrip Inc.	5,299	17
*	RTI Surgical Inc.	3,451	17
*	Kura Oncology Inc.	1,121	17
*	TG Therapeutics Inc.	2,499	17
*	Savara Inc.	2,467	17
*	Progenics Pharmaceuticals Inc.	3,730	17
*	MediciNova Inc.	1,774	16
*	GlycoMimetics Inc.	1,313	16
*	Rigel Pharmaceuticals Inc.	7,335	16
*	Concert Pharmaceuticals Inc.	1,051	16
*	Akorn Inc.	3,885	16
*	BioSpecifics Technologies Corp.	226	16

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Dermira Inc.	1,859	16
*	Achillion Pharmaceuticals Inc.	6,155	15
	Allakos Inc.	385	15
*	Rocket Pharmaceuticals Inc.	861	15
*	ChemoCentryx Inc.	1,391	15
*	Fluidigm Corp.	1,334	15
*	Kindred Biosciences Inc.	1,354	15
*	Cytokinetics Inc.	2,021	15
	Invacare Corp.	1,478	14
*	Cross Country Healthcare Inc.	1,644	14
*	MannKind Corp.	8,012	14
*	Eloxx Pharmaceuticals Inc.	1,114	14
*	Corbus Pharmaceuticals Holdings Inc.	2,044	14
*	Verastem Inc.	4,645	14
	Arcus Biosciences Inc.	1,179	14
*	Lannett Co. Inc.	1,456	14
*	Arbutus Biopharma Corp.	3,094	14
*	Ra Pharmaceuticals Inc.	670	13
*	Civitas Solutions Inc.	720	13
*	Catalyst Pharmaceuticals Inc.	4,306	13
*	Voyager Therapeutics Inc.	833	13
	Tricida Inc.	535	12
	Utah Medical Products Inc.	143	12
*	Albireo Pharma Inc.	428	12
*	Rubius Therapeutics Inc.	747	12
*	Novavax Inc.	16,770	12
*	Agenus Inc.	3,797	12
*	OrthoPediatrics Corp.	284	12
*	Surgery Partners Inc.	923	12
*	Cutera Inc.	661	11
*	Rockwell Medical Inc.	2,346	11
*	Adverum Biotechnologies Inc.	2,658	11
*	Tyme Technologies Inc.	4,392	11
*	Evolus Inc.	400	11
*	Assertio Therapeutics Inc.	2,554	11
*	Cellular Biomedicine Group Inc.	545	10
*	Geron Corp.	7,024	10
*	Lexicon Pharmaceuticals Inc.	1,895	10
*	Senseonics Holdings Inc.	3,353	10
*	Sientra Inc.	901	10
	UNITY Biotechnology Inc.	996	10
*	Paratek Pharmaceuticals Inc.	1,534	10
*	Palatin Technologies Inc.	9,894	10
*	Pulse Biosciences Inc.	514	9
*	La Jolla Pharmaceutical Co.	1,606	9
*	Deciphera Pharmaceuticals Inc.	322	9
*	Nuvectra Corp.	721	9
*	Tocagen Inc.	827	9
*	SeaSpine Holdings Corp.	587	9
*	Castlight Health Inc. Class B	2,812	9
*	Neos Therapeutics Inc.	3,877	9
*	CytoSorbents Corp.	1,094	9
*	Aclaris Therapeutics Inc.	1,358	9
*,^	Sorrento Therapeutics Inc.	4,327	9
*	Karyopharm Therapeutics Inc.	2,126	9
*	Avid Bioservices Inc.	2,215	9
*	Abeona Therapeutics Inc.	1,206	8
*	Calithera Biosciences Inc.	1,525	8
*	IntriCon Corp.	309	8
*	CASI Pharmaceuticals Inc.	2,498	8
*	Harvard Bioscience Inc.	2,020	8
*	American Renal Associates Holdings Inc.	630	8
*	Aratana Therapeutics Inc.	1,951	8
*	Quanterix Corp.	316	8

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Neuronetics Inc.	447	8
*	Minerva Neurosciences Inc.	983	8
*	Athersys Inc.	5,032	8
*	Optinose Inc.	1,002	7
*	Proteostasis Therapeutics Inc.	1,697	7
	Principia Biopharma Inc.	196	7
*	Recro Pharma Inc.	800	7
*	Aldeyra Therapeutics Inc.	849	7
*,^	PolarityTE Inc.	562	7
*	FONAR Corp.	314	7
*	SI-BONE Inc.	321	7
*	Enzo Biochem Inc.	1,946	7
*	Pfenex Inc.	1,377	6
*	Celcuity Inc.	275	6
*	Organovo Holdings Inc.	5,739	6
*	Syros Pharmaceuticals Inc.	888	6
*	Solid Biosciences Inc.	553	6
*	Capital Senior Living Corp.	1,181	6
*	Marinus Pharmaceuticals Inc.	1,667	6
*	Spring Bank Pharmaceuticals Inc.	544	6
	Axonics Modulation Technologies Inc.	261	6
*	Seres Therapeutics Inc.	875	5
*	Pieris Pharmaceuticals Inc.	1,739	5
*	Insys Therapeutics Inc.	824	5
*	Helius Medical Technologies Inc. Class A	725	5
	Crinetics Pharmaceuticals Inc.	213	5
	Liquidia Technologies Inc.	250	5
*	Kiniksa Pharmaceuticals Ltd. Class A	275	5
*	Ocular Therapeutix Inc.	1,103	5
*	Synlogic Inc.	542	5
*	Zafgen Inc.	1,050	5
*	Y-mAbs Therapeutics Inc.	214	5
*	Arvinas Inc.	235	5
*	Menlo Therapeutics Inc.	532	5
	Evelo Biosciences Inc.	506	4
	Translate Bio Inc.	435	4
*	Spero Therapeutics Inc.	358	4
*	ChromaDex Corp.	1,182	4
*	Kala Pharmaceuticals Inc.	485	4
*	Eidos Therapeutics Inc.	217	4
*	Apollo Medical Holdings Inc.	201	4
	Forty Seven Inc.	230	4
*	Ardelyx Inc.	1,332	4
*	Aeglea BioTherapeutics Inc.	444	4
*	Calyxt Inc.	229	4
*	Bellicum Pharmaceuticals Inc.	1,143	4
*	T2 Biosystems Inc.	813	4
*	Durect Corp.	4,420	4
	Vapotherm Inc.	179	3
*,^	Ampio Pharmaceuticals Inc.	5,313	3
	Aptinyx Inc.	618	3
*	Fortress Biotech Inc.	1,567	3
*	LogicBio Therapeutics Inc.	357	3
	Twist Bioscience Corp.	149	3
*	Dova Pharmaceuticals Inc.	415	3
	Scholar Rock Holding Corp.	171	3
*	BioTime Inc.	2,583	3
	Avrobio Inc.	184	3
*	AVEO Pharmaceuticals Inc.	5,649	3
*	Mustang Bio Inc.	736	3
	Gritstone Oncology Inc.	235	3
*	Teligent Inc.	1,909	3
	Replimune Group Inc.	216	3
*	Odonate Therapeutics Inc.	176	3

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Jounce Therapeutics Inc.	651	3
*	iRadimed Corp.	114	3
	Verrica Pharmaceuticals Inc.	251	3
*	Catalyst Biosciences Inc.	330	3
*	XOMA Corp.	197	3
*	Fennec Pharmaceuticals Inc.	415	3
*	Genesis Healthcare Inc.	2,013	3
*	Syndax Pharmaceuticals Inc.	445	3
*	Cue Biopharma Inc.	425	3
*	Osmotica Pharmaceuticals plc	359	3
	Unum Therapeutics Inc.	601	3
	Kezar Life Sciences Inc.	122	2
*	Allena Pharmaceuticals Inc.	341	2
*	Tetraphase Pharmaceuticals Inc.	2,080	2
*	Quorum Health Corp.	849	2
*	Kodiak Sciences Inc.	334	2
	Surface Oncology Inc.	550	2
*	CTI BioPharma Corp.	2,188	2
*	Chimerix Inc.	1,090	2
*	Nymox Pharmaceutical Corp.	1,015	2
	Sutro Biopharma Inc.	249	2
*	resTORbio Inc.	250	2
*	Cohbar Inc.	658	2
	Equillium Inc.	264	2
*	ADMA Biologics Inc.	487	2
*	Mersana Therapeutics Inc.	326	2
*	Miragen Therapeutics Inc.	565	2
	Xeris Pharmaceuticals Inc.	158	2
*	Corvus Pharmaceuticals Inc.	313	2
*	Clearside Biomedical Inc.	998	1
*	Endologix Inc.	2,608	1
*	Innovate Biopharmaceuticals Inc.	634	1
*	Zomedica Pharmaceuticals Corp.	1,181	1
	Idera Pharmaceuticals Inc.	433	1
*	Sienna Biopharmaceuticals Inc.	461	1
*	Selecta Biosciences Inc.	565	1
*	Ovid therapeutics Inc.	528	1
*	Achaogen Inc.	1,434	1
*	Synergy Pharmaceuticals Inc.	12,927	1
*	AAC Holdings Inc.	401	1
*	Aquestive Therapeutics Inc.	100	1
	Melinta Therapeutics Inc.	96	1
			179,825
Materials & Processing (3.5%)
	DowDuPont Inc.	105,127	5,596
	Linde plc	25,244	4,373
	Ecolab Inc.	11,671	1,971
	Air Products & Chemicals Inc.	10,036	1,818
	Sherwin-Williams Co.	3,813	1,652
	PPG Industries Inc.	11,072	1,240
	LyondellBasell Industries NV Class A	14,388	1,230
	Ingersoll-Rand plc	11,204	1,183
	Nucor Corp.	14,381	871
	International Paper Co.	18,697	857
	Freeport-McMoRan Inc.	66,200	854
	Ball Corp.	15,256	836
	Newmont Mining Corp.	24,378	832
	Fastenal Co.	13,136	827
	Vulcan Materials Co.	5,998	669
	Celanese Corp. Class A	6,108	625
	International Flavors & Fragrances Inc.	4,613	588
	FMC Corp.	6,125	548
	Martin Marietta Materials Inc.	2,863	538
	Eastman Chemical Co.	6,440	532

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Masco Corp.	13,902	522
	Mosaic Co.	16,036	501
	CF Industries Holdings Inc.	10,528	444
	Albemarle Corp.	4,830	441
	Westrock Co.	11,487	429
	Packaging Corp. of America	4,269	408
	Lennox International Inc.	1,641	402
	Steel Dynamics Inc.	10,070	376
	RPM International Inc.	5,990	347
*	Crown Holdings Inc.	5,902	320
*	Berry Global Group Inc.	6,009	315
	Sealed Air Corp.	7,141	311
	Chemours Co.	7,862	299
	AptarGroup Inc.	2,830	288
	Reliance Steel & Aluminum Co.	3,125	279
	Hexcel Corp.	3,851	278
	Royal Gold Inc.	3,046	269
	Sonoco Products Co.	4,473	259
*	Axalta Coating Systems Ltd.	9,616	257
*	Alcoa Corp.	8,512	251
	Huntsman Corp.	9,938	246
	Owens Corning	4,933	246
	Versum Materials Inc.	4,951	243
	WR Grace & Co.	3,029	235
	Acuity Brands Inc.	1,774	231
*	Ingevity Corp.	1,921	221
	Ashland Global Holdings Inc.	2,847	220
	Bemis Co. Inc.	4,155	220
	Watsco Inc.	1,450	209
*	Trex Co. Inc.	2,677	201
	Olin Corp.	7,623	197
	United States Steel Corp.	8,062	181
	Graphic Packaging Holding Co.	14,041	171
	Louisiana-Pacific Corp.	6,714	170
	Eagle Materials Inc.	2,197	168
	USG Corp.	3,830	165
	NewMarket Corp.	351	154
	Scotts Miracle-Gro Co.	1,839	151
	Cleveland-Cliffs Inc.	13,490	150
*	RBC Bearings Inc.	1,062	149
	Armstrong World Industries Inc.	1,992	146
	Cabot Microelectronics Corp.	1,281	145
	Owens-Illinois Inc.	7,215	144
	Domtar Corp.	2,811	143
	Southern Copper Corp.	3,928	140
	Timken Co.	3,102	135
	Valmont Industries Inc.	984	134
	Balchem Corp.	1,441	128
	Sensient Technologies Corp.	1,927	125
	Cabot Corp.	2,656	124
	Quaker Chemical Corp.	591	123
*	Rexnord Corp.	4,619	123
	PolyOne Corp.	3,602	117
	Westlake Chemical Corp.	1,667	116
*	Univar Inc.	5,137	116
	HB Fuller Co.	2,241	113
*	Beacon Roofing Supply Inc.	3,108	113
*	Element Solutions Inc.	9,849	111
	Simpson Manufacturing Co. Inc.	1,848	111
	Belden Inc.	1,782	110
	Carpenter Technology Corp.	2,128	100
	Silgan Holdings Inc.	3,440	97
	Trinseo SA	1,929	97
*	GCP Applied Technologies Inc.	3,228	97

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Summit Materials Inc. Class A	5,597	95
	Minerals Technologies Inc.	1,580	94
	Innospec Inc.	1,084	89
	Comfort Systems USA Inc.	1,626	87
	Commercial Metals Co.	5,250	87
	Stepan Co.	885	83
	Mueller Industries Inc.	2,515	83
	Universal Forest Products Inc.	2,681	83
	Compass Minerals International Inc.	1,505	79
	Kaiser Aluminum Corp.	712	78
	AAON Inc.	1,918	76
*	Ferro Corp.	3,852	75
	Worthington Industries Inc.	1,887	74
	Mueller Water Products Inc. Class A	6,900	72
*	Builders FirstSource Inc.	5,030	70
*	MRC Global Inc.	3,976	67
*	Masonite International Corp.	1,199	66
*	JELD-WEN Holding Inc.	3,056	62
*	Kraton Corp.	1,654	59
*	Gibraltar Industries Inc.	1,411	57
	Schweitzer-Mauduit International Inc.	1,468	57
*	BMC Stock Holdings Inc.	2,918	56
	Neenah Inc.	799	54
	US Silica Holdings Inc.	3,569	53
	Materion Corp.	872	50
	Greif Inc. Class A	1,236	50
	Tronox Ltd. Class A	4,199	50
	Hecla Mining Co.	20,521	49
*	Continental Building Products Inc.	1,701	49
*	AdvanSix Inc.	1,496	49
	Boise Cascade Co.	1,706	48
	Interface Inc. Class A	2,585	46
*	Patrick Industries Inc.	1,012	46
*	Installed Building Products Inc.	1,007	44
*	AK Steel Holding Corp.	14,271	43
	Apogee Enterprises Inc.	1,202	43
	Advanced Drainage Systems Inc.	1,622	41
*	Coeur Mining Inc.	8,526	41
	Rayonier Advanced Materials Inc.	2,892	41
*	GMS Inc.	1,993	39
*	PGT Innovations Inc.	2,574	39
	GrafTech International Ltd.	2,575	37
	Global Brass & Copper Holdings Inc.	968	33
	DMC Global Inc.	669	31
*	Verso Corp.	1,573	31
	Myers Industries Inc.	1,537	29
	Innophos Holdings Inc.	880	29
	Schnitzer Steel Industries Inc.	1,198	29
	Chase Corp.	301	29
	Quanex Building Products Corp.	1,669	29
*	US Concrete Inc.	705	28
*	OMNOVA Solutions Inc.	3,364	27
	Griffon Corp.	1,526	27
	PH Glatfelter Co.	1,961	26
*	TimkenSteel Corp.	2,083	26
*	Koppers Holdings Inc.	1,019	25
	American Vanguard Corp.	1,302	24
*	PQ Group Holdings Inc.	1,482	24
*	Clearwater Paper Corp.	748	21
*	Century Aluminum Co.	2,386	21
*	Unifi Inc.	867	19
	Haynes International Inc.	543	19
	NN Inc.	1,893	19
	FutureFuel Corp.	1,012	19

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Tredegar Corp.	1,067	19
*	Intrepid Potash Inc.	4,576	17
	Caesarstone Ltd.	1,004	17
	Kronos Worldwide Inc.	1,086	17
	Insteel Industries Inc.	703	16
	Hawkins Inc.	375	15
*	Veritiv Corp.	533	15
	Greif Inc. Class B	329	15
*	Landec Corp.	1,164	15
*	Nexeo Solutions Inc.	1,327	13
*	BlueLinx Holdings Inc.	402	13
*	Armstrong Flooring Inc.	835	12
*	NCI Building Systems Inc.	1,671	12
	Gold Resource Corp.	2,491	12
*	Livent Corp.	912	12
*	Energy Fuels Inc.	3,791	12
*	UFP Technologies Inc.	307	10
	Omega Flex Inc.	136	10
*	Lawson Products Inc.	317	10
*	Northwest Pipe Co.	377	9
	Ardagh Group SA	712	9
*	Universal Stainless & Alloy Products Inc.	423	8
*	Uranium Energy Corp.	5,889	7
*	LSB Industries Inc.	1,010	7
	Culp Inc.	357	7
	Oil-Dri Corp. of America	226	7
	Olympic Steel Inc.	338	7
*	Amyris Inc.	1,225	6
	Synalloy Corp.	368	6
*	LB Foster Co. Class A	318	5
	Valhi Inc.	1,301	5
*	Forterra Inc.	999	5
*	AgroFresh Solutions Inc.	1,083	5
	Eastern Co.	158	5
	United States Lime & Minerals Inc.	59	4
*	Shiloh Industries Inc.	641	4
*	Ryerson Holding Corp.	431	4
*	Foundation Building Materials Inc.	324	4
*	Marrone Bio Innovations Inc.	1,618	3
*,§	Ferroglobe R&W Trust	4,465	—
			44,977
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	450	5
	Moderna Inc.	65	2
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	277	1
*	Alector Inc.	64	1
*	Harpoon Therapeutics Inc.	75	1
*,§	A Schulman Inc. CVR	1,117	1
*,§	NewStar Financial Inc. CVR	943	—
*,§	Media General Inc. CVR	5,133	—
*,§	Corium CVR	985	—
*,§	Omthera Pharmaceuticals Inc. CVR	152	—
*,§	Clinical Data CVR	32	—
			11
Producer Durables (10.7%)
	Boeing Co.	24,523	10,789
	Union Pacific Corp.	33,897	5,685
	3M Co.	26,091	5,411
	Honeywell International Inc.	34,390	5,298
	Accenture plc Class A	29,463	4,755
	United Technologies Corp.	37,093	4,662
	General Electric Co.	394,717	4,101
	Caterpillar Inc.	26,237	3,603
	Lockheed Martin Corp.	11,349	3,512

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	United Parcel Service Inc. Class B	31,644	3,487
	Automatic Data Processing Inc.	20,184	3,089
	CSX Corp.	36,820	2,676
	Raytheon Co.	13,135	2,450
	Deere & Co.	14,812	2,430
	Norfolk Southern Corp.	12,470	2,236
	Illinois Tool Works Inc.	15,143	2,182
	Northrop Grumman Corp.	7,401	2,146
	FedEx Corp.	11,180	2,024
	General Dynamics Corp.	11,852	2,017
	Waste Management Inc.	19,548	1,979
	Emerson Electric Co.	28,507	1,943
	Eaton Corp. plc	19,837	1,582
	Roper Technologies Inc.	4,619	1,495
	Johnson Controls International plc	42,312	1,492
	Delta Air Lines Inc.	29,214	1,448
	Southwest Airlines Co.	23,612	1,323
	Paychex Inc.	14,703	1,132
	Fortive Corp.	13,425	1,095
	Parker-Hannifin Corp.	6,059	1,067
	PACCAR Inc.	15,695	1,064
	Cummins Inc.	6,805	1,049
	AMETEK Inc.	12,471	992
*	United Continental Holdings Inc.	11,182	982
	Rockwell Automation Inc.	5,441	972
*	TransDigm Group Inc.	2,209	959
*	Verisk Analytics Inc. Class A	7,351	929
	Stanley Black & Decker Inc.	6,909	915
*	Waters Corp.	3,439	833
	Cintas Corp.	3,995	825
	Republic Services Inc. Class A	9,976	782
*	Mettler-Toledo International Inc.	1,124	765
	L3 Technologies Inc.	3,569	756
*	CoStar Group Inc.	1,634	748
*	Keysight Technologies Inc.	8,523	719
	American Airlines Group Inc.	18,890	673
	WW Grainger Inc.	2,076	633
	Xylem Inc.	8,180	618
	Textron Inc.	11,067	601
	Dover Corp.	6,614	599
	Expeditors International of Washington Inc.	7,861	589
	CH Robinson Worldwide Inc.	6,244	564
*	Copart Inc.	9,260	543
	Kansas City Southern	4,684	509
	IDEX Corp.	3,492	503
*	United Rentals Inc.	3,697	498
*	Zebra Technologies Corp.	2,405	482
	Spirit AeroSystems Holdings Inc. Class A	4,821	476
	Old Dominion Freight Line Inc.	3,014	454
*	Trimble Inc.	11,339	454
	Wabtec Corp.	6,038	442
	JB Hunt Transport Services Inc.	3,993	430
	Jacobs Engineering Group Inc.	5,822	430
	Avery Dennison Corp.	3,952	427
	Snap-on Inc.	2,562	410
	Huntington Ingalls Industries Inc.	1,932	405
	Allegion plc	4,347	391
*	Teledyne Technologies Inc.	1,598	377
*	Sensata Technologies Holding plc	7,363	374
	Robert Half International Inc.	5,400	368
	Arconic Inc.	19,710	364
	HEICO Corp. Class A	4,541	363
*	HD Supply Holdings Inc.	8,442	363
	Nordson Corp.	2,637	358

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Graco Inc.	7,544	354
	Alaska Air Group Inc.	5,478	338
	AO Smith Corp.	6,482	337
	Booz Allen Hamilton Holding Corp. Class A	6,362	336
	Carlisle Cos. Inc.	2,651	326
	Toro Co.	4,715	323
	FLIR Systems Inc.	6,099	314
	Xerox Corp.	9,921	307
*	Middleby Corp.	2,499	306
	Pentair plc	7,108	302
	Donaldson Co. Inc.	5,828	301
*	XPO Logistics Inc.	5,712	288
	Hubbell Inc. Class B	2,433	287
	Flowserve Corp.	5,943	264
	Rollins Inc.	6,616	262
	Allison Transmission Holdings Inc.	5,263	262
	Oshkosh Corp.	3,308	257
	Lincoln Electric Holdings Inc.	2,847	246
	Curtiss-Wright Corp.	1,974	243
	ManpowerGroup Inc.	2,886	243
	Fluor Corp.	6,384	240
	Quanta Services Inc.	6,652	237
	National Instruments Corp.	5,063	237
	BWX Technologies Inc.	4,519	237
*	JetBlue Airways Corp.	13,968	233
	Woodward Inc.	2,420	233
	ITT Inc.	3,960	229
	Genpact Ltd.	6,694	222
*	Genesee & Wyoming Inc. Class A	2,700	221
	Insperity Inc.	1,739	220
*	AECOM	7,089	220
	Littelfuse Inc.	1,088	210
	MAXIMUS Inc.	2,903	205
	Landstar System Inc.	1,873	204
	AGCO Corp.	2,972	201
	nVent Electric plc	7,301	201
*	Kirby Corp.	2,670	198
	Crane Co.	2,273	192
	Knight-Swift Transportation Holdings Inc.	5,714	192
	EMCOR Group Inc.	2,580	186
	Brink’s Co.	2,274	179
*	Spirit Airlines Inc.	3,112	175
	Air Lease Corp. Class A	4,631	173
	MSC Industrial Direct Co. Inc. Class A	2,026	171
*	Stericycle Inc.	3,783	169
*	Darling Ingredients Inc.	7,421	163
*	Allegheny Technologies Inc.	5,678	163
*	Clean Harbors Inc.	2,340	159
	Regal Beloit Corp.	1,882	158
	MSA Safety Inc.	1,523	157
	Trinity Industries Inc.	6,649	156
*	Gardner Denver Holdings Inc.	5,752	154
	Tetra Tech Inc.	2,506	150
	Ryder System Inc.	2,383	148
*	ASGN Inc.	2,293	148
	Moog Inc. Class A	1,570	148
	Macquarie Infrastructure Corp.	3,601	147
*	Resideo Technologies Inc.	5,652	145
	Kennametal Inc.	3,842	145
*	Esterline Technologies Corp.	1,189	145
*	Generac Holdings Inc.	2,723	140
*	Axon Enterprise Inc.	2,592	140
	EnerSys	1,857	137
*	Proto Labs Inc.	1,205	136

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	GATX Corp.	1,691	134
	Exponent Inc.	2,348	133
	John Bean Technologies Corp.	1,419	133
*	FTI Consulting Inc.	1,746	130
	Healthcare Services Group Inc.	3,355	128
*	Conduent Inc.	8,632	126
	KBR Inc.	6,372	126
	Korn Ferry	2,578	126
	Copa Holdings SA Class A	1,419	125
	SkyWest Inc.	2,315	125
	Barnes Group Inc.	2,131	124
*	Chart Industries Inc.	1,398	123
	Hillenbrand Inc.	2,782	123
*	Aerojet Rocketdyne Holdings Inc.	3,286	122
*	MasTec Inc.	2,826	122
*	TriNet Group Inc.	1,947	119
*	WESCO International Inc.	2,131	116
*	Paylocity Holding Corp.	1,309	115
	Franklin Electric Co. Inc.	2,080	111
*	Colfax Corp.	4,157	110
	ABM Industries Inc.	2,987	107
	HEICO Corp.	1,132	106
	Brady Corp. Class A	2,135	101
	UniFirst Corp.	699	101
	Deluxe Corp.	2,150	100
	Herman Miller Inc.	2,706	99
	Applied Industrial Technologies Inc.	1,707	99
	Terex Corp.	2,915	98
	Albany International Corp.	1,253	97
	Watts Water Technologies Inc. Class A	1,204	97
*	TopBuild Corp.	1,613	96
*	Welbilt Inc.	5,810	93
*	ExlService Holdings Inc.	1,496	92
	Granite Construction Inc.	1,960	91
*	Itron Inc.	1,708	91
	Covanta Holding Corp.	5,225	89
	Forward Air Corp.	1,351	87
*	Advanced Energy Industries Inc.	1,719	87
*	Navistar International Corp.	2,195	84
	Altra Industrial Motion Corp.	2,634	84
*	Advanced Disposal Services Inc.	3,142	83
*	Harsco Corp.	3,579	80
	ESCO Technologies Inc.	1,143	79
	Allegiant Travel Co. Class A	589	78
	HNI Corp.	2,010	78
*	Saia Inc.	1,157	77
*	Aerovironment Inc.	956	76
	Triton International Ltd.	2,290	75
	Werner Enterprises Inc.	2,127	73
	Kaman Corp.	1,190	73
	Badger Meter Inc.	1,245	73
*	SPX Corp.	2,006	73
	Mobile Mini Inc.	1,992	72
	Cubic Corp.	1,154	71
	Matson Inc.	1,957	71
	Raven Industries Inc.	1,686	67
	Hawaiian Holdings Inc.	2,252	67
*	Kratos Defense & Security Solutions Inc.	3,892	67
*	Dycom Industries Inc.	1,482	67
	Actuant Corp. Class A	2,730	67
*	TriMas Corp.	2,058	67
	US Ecology Inc.	1,154	66
	EnPro Industries Inc.	950	65
	Federal Signal Corp.	2,627	65

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	Steelcase Inc. Class A	3,654	64
*	OSI Systems Inc.	729	63
*	SPX FLOW Inc.	1,832	63
*	Casella Waste Systems Inc. Class A	1,783	63
*	Hub Group Inc. Class A	1,457	63
	McGrath RentCorp	1,041	62
	ICF International Inc.	816	62
*	Air Transport Services Group Inc.	2,601	61
	Pitney Bowes Inc.	8,361	60
*	WageWorks Inc.	1,827	60
	Sun Hydraulics Corp.	1,251	60
	Greenbrier Cos. Inc.	1,400	58
*	Atlas Air Worldwide Holdings Inc.	1,073	58
	Rush Enterprises Inc. Class A	1,364	57
	Encore Wire Corp.	949	56
	AAR Corp.	1,517	55
*	Electronics For Imaging Inc.	2,037	55
	Aircastle Ltd.	2,766	55
*	Sykes Enterprises Inc.	1,830	54
	Douglas Dynamics Inc.	1,283	54
	AZZ Inc.	1,163	54
	Tennant Co.	800	51
	Triumph Group Inc.	2,152	50
*	Evoqua Water Technologies Corp.	3,584	49
*	Herc Holdings Inc.	1,064	47
*	CBIZ Inc.	2,248	46
	Knoll Inc.	2,190	46
	Standex International Corp.	562	46
	Schneider National Inc. Class B	2,075	45
	Lindsay Corp.	490	45
	Ship Finance International Ltd.	3,533	44
	Kadant Inc.	497	43
	Primoris Services Corp.	1,846	43
*	Huron Consulting Group Inc.	941	43
*	Milacron Holdings Corp.	3,048	43
	Heartland Express Inc.	2,111	42
	ACCO Brands Corp.	4,554	42
	MTS Systems Corp.	780	42
	H&E Equipment Services Inc.	1,415	41
*	TrueBlue Inc.	1,768	41
*	Atkore International Group Inc.	1,751	40
*	ADT Inc.	4,995	40
	Columbus McKinnon Corp.	1,056	40
	Alamo Group Inc.	409	39
	Wabash National Corp.	2,637	39
*	CSW Industrials Inc.	688	39
	Navigant Consulting Inc.	1,875	39
	ArcBest Corp.	1,103	38
*	Thermon Group Holdings Inc.	1,542	38
	Kforce Inc.	1,013	38
	Astec Industries Inc.	974	37
*	Scorpio Tankers Inc.	2,007	37
*	Astronics Corp.	1,000	36
*	SEACOR Holdings Inc.	800	36
	Hyster-Yale Materials Handling Inc.	525	36
	Mesa Laboratories Inc.	151	35
*	SP Plus Corp.	1,002	34
	Marten Transport Ltd.	1,832	34
*	NV5 Global Inc.	431	34
	Heidrick & Struggles International Inc.	790	34
*	Modine Manufacturing Co.	2,224	33
	Kelly Services Inc. Class A	1,378	33
*	FARO Technologies Inc.	715	33
*	Tutor Perini Corp.	1,733	33

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Echo Global Logistics Inc.	1,313	32
*	Gates Industrial Corp. plc	1,956	32
	Argan Inc.	655	30
	Multi-Color Corp.	606	30
*,^	Plug Power Inc.	16,642	30
	Hackett Group Inc.	1,804	29
*	DXP Enterprises Inc.	803	28
*	Manitowoc Co. Inc.	1,566	28
	GasLog Ltd.	1,712	28
*	Tidewater Inc.	1,201	28
*	MYR Group Inc.	818	27
*	Aegion Corp. Class A	1,561	27
	Resources Connection Inc.	1,556	27
	Gorman-Rupp Co.	793	27
	Briggs & Stratton Corp.	1,960	26
	Kimball International Inc. Class B	1,634	26
*	Vicor Corp.	787	25
	Allied Motion Technologies Inc.	596	25
	Park-Ohio Holdings Corp.	768	24
	Barrett Business Services Inc.	308	24
	Ennis Inc.	1,139	24
*	Frontline Ltd.	3,761	24
	TTEC Holdings Inc.	697	24
	Quad/Graphics Inc.	1,581	23
*	Lydall Inc.	819	23
*	Wesco Aircraft Holdings Inc.	2,561	22
*	Great Lakes Dredge & Dock Corp.	2,437	22
	Forrester Research Inc.	425	21
*	Ducommun Inc.	499	21
*	CIRCOR International Inc.	660	21
*	Control4 Corp.	1,155	21
*	Team Inc.	1,280	20
*	CAI International Inc.	840	20
	DHT Holdings Inc.	4,570	20
	Scorpio Bulkers Inc.	4,533	19
	CRA International Inc.	380	19
*	Sterling Construction Co. Inc.	1,217	18
	Miller Industries Inc.	503	17
*	CryoPort Inc.	1,471	17
	BrightView Holdings Inc.	1,236	17
	VSE Corp.	464	16
	Teekay Corp.	3,953	16
*	Vishay Precision Group Inc.	454	16
*	Titan Machinery Inc.	818	16
*	Heritage-Crystal Clean Inc.	628	15
	RR Donnelley & Sons Co.	2,811	15
*	International Seaways Inc.	904	15
	Spartan Motors Inc.	1,625	15
	Titan International Inc.	2,357	15
*	Covenant Transportation Group Inc. Class A	640	15
*	WillScot Corp. Class A	1,395	14
*	Vectrus Inc.	527	14
*	Willdan Group Inc.	374	14
*	Arlo Technologies Inc.	3,179	14
*	Textainer Group Holdings Ltd.	1,260	14
*	Energy Recovery Inc.	1,662	13
	LSC Communications Inc.	1,573	13
	Hurco Cos. Inc.	306	13
	Powell Industries Inc.	401	13
*	Blue Bird Corp.	688	13
	Nordic American Tankers Ltd.	5,581	13
*	Liquidity Services Inc.	1,689	12
*	YRC Worldwide Inc.	1,491	11
	Advanced Emissions Solutions Inc.	933	11

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Radiant Logistics Inc.	1,707	11
*	Daseke Inc.	2,286	11
	Costamare Inc.	2,065	11
	Systemax Inc.	528	11
*	Mistras Group Inc.	664	11
*	Ardmore Shipping Corp.	1,859	10
*	Napco Security Technologies Inc.	482	10
	Graham Corp.	452	10
*	CECO Environmental Corp.	1,327	10
	Marlin Business Services Corp.	429	10
*	Exela Technologies Inc.	2,463	10
	REV Group Inc.	1,089	10
*	Commercial Vehicle Group Inc.	1,175	9
*	InnerWorkings Inc.	1,898	9
*	Maxwell Technologies Inc.	1,944	9
*	GP Strategies Corp.	548	9
*	Eagle Bulk Shipping Inc.	1,821	9
*	US Xpress Enterprises Inc. Class A	991	9
	Universal Logistics Holdings Inc.	391	9
	Preformed Line Products Co.	136	8
	NACCO Industries Inc. Class A	220	8
*	IES Holdings Inc.	437	8
	Teekay Tankers Ltd. Class A	7,173	8
*	Dorian LPG Ltd.	1,258	7
	EVI Industries Inc.	183	7
	BG Staffing Inc.	282	7
*	Willis Lease Finance Corp.	166	7
*	Twin Disc Inc.	381	7
*	HC2 Holdings Inc.	2,122	7
*	PRGX Global Inc.	707	7
	Rush Enterprises Inc. Class B	160	7
*	Information Services Group Inc.	1,467	6
*	USA Truck Inc.	362	6
	Mesa Air Group Inc.	605	6
*	Orion Group Holdings Inc.	1,426	6
*	General Finance Corp.	485	5
*	Energous Corp.	887	5
*	Gencor Industries Inc.	342	5
*	FreightCar America Inc.	583	5
*	Overseas Shipholding Group Inc. Class A	2,128	4
*	ServiceSource International Inc.	3,785	4
*	PFSweb Inc.	554	3
*	PAM Transportation Services Inc.	58	3
*	Manitex International Inc.	310	2
*	Charah Solutions Inc.	382	2
*,^	PHI Inc.	724	2
*	Safe Bulkers Inc.	1,425	2
*	Bristow Group Inc.	1,522	2
			138,724
Technology (20.7%)
	Microsoft Corp.	347,155	38,892
	Apple Inc.	217,519	37,663
*	Facebook Inc. Class A	108,919	17,585
*	Alphabet Inc. Class C	14,018	15,699
*	Alphabet Inc. Class A	13,614	15,337
	Intel Corp.	209,279	11,083
	Cisco Systems Inc.	207,691	10,752
	Oracle Corp.	116,674	6,082
*	Adobe Inc.	22,512	5,909
	International Business Machines Corp.	42,083	5,813
*	salesforce.com Inc.	32,925	5,388
	Broadcom Inc.	18,861	5,194
	Texas Instruments Inc.	44,026	4,657
	NVIDIA Corp.	26,656	4,112

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
	QUALCOMM Inc.	55,509	2,964
	Intuit Inc.	11,166	2,759
*	Micron Technology Inc.	51,828	2,119
*	ServiceNow Inc.	8,133	1,947
	Cognizant Technology Solutions Corp. Class A	26,724	1,897
	Analog Devices Inc.	16,885	1,806
	Applied Materials Inc.	44,969	1,724
*	Autodesk Inc.	10,020	1,633
*	Red Hat Inc.	8,099	1,479
	Xilinx Inc.	11,644	1,459
	Activision Blizzard Inc.	34,471	1,453
	NXP Semiconductors NV	15,742	1,438
	HP Inc.	72,057	1,422
*	Workday Inc. Class A	6,635	1,313
*	Electronic Arts Inc.	13,572	1,300
	Amphenol Corp. Class A	13,474	1,266
	Corning Inc.	35,972	1,252
	Lam Research Corp.	7,097	1,250
	Hewlett Packard Enterprise Co.	67,033	1,098
	Motorola Solutions Inc.	7,394	1,058
*	Palo Alto Networks Inc.	4,157	1,024
*	Advanced Micro Devices Inc.	42,834	1,008
*	Twitter Inc.	32,740	1,008
*	IHS Markit Ltd.	17,503	931
	Microchip Technology Inc.	10,511	913
*	Splunk Inc.	6,701	911
	Harris Corp.	5,408	892
	KLA-Tencor Corp.	7,504	867
*	VeriSign Inc.	4,800	855
	DXC Technology Co.	12,850	846
	NetApp Inc.	11,920	777
*	Arista Networks Inc.	2,634	751
*	Cadence Design Systems Inc.	12,742	729
*	IAC/InterActiveCorp	3,403	725
	Maxim Integrated Products Inc.	12,704	691
*	Synopsys Inc.	6,747	686
*	ANSYS Inc.	3,798	673
	Western Digital Corp.	13,298	669
	Skyworks Solutions Inc.	8,166	667
	Symantec Corp.	29,069	654
	Citrix Systems Inc.	6,189	653
	CDW Corp.	6,679	627
	SS&C Technologies Holdings Inc.	9,405	579
*	GoDaddy Inc. Class A	7,706	575
*	Gartner Inc.	4,042	575
*	Fortinet Inc.	6,434	558
	VMware Inc. Class A	3,241	557
	Marvell Technology Group Ltd.	25,291	505
*	Akamai Technologies Inc.	7,229	504
*	PTC Inc.	5,323	494
*	Atlassian Corp. plc Class A	4,579	492
*	Twilio Inc. Class A	4,015	489
*	F5 Networks Inc.	2,785	468
*	Ultimate Software Group Inc.	1,385	459
*	Take-Two Interactive Software Inc.	5,159	450
*	Tableau Software Inc. Class A	3,252	429
	Juniper Networks Inc.	15,538	421
	Leidos Holdings Inc.	6,446	416
*	Paycom Software Inc.	2,266	412
*	ON Semiconductor Corp.	19,012	408
	Cognex Corp.	7,522	402
*	Qorvo Inc.	5,687	399
*	Dell Technologies Inc.	6,815	380
*	EPAM Systems Inc.	2,339	378

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Zendesk Inc.	4,785	378
	Amdocs Ltd.	6,530	363
*	Tyler Technologies Inc.	1,739	356
	CDK Global Inc.	5,908	343
*	Black Knight Inc.	6,478	338
*	Guidewire Software Inc.	3,688	338
*	GrubHub Inc.	4,120	336
	Teradyne Inc.	8,227	336
*	Okta Inc.	3,906	332
*	Aspen Technology Inc.	3,250	327
*	RingCentral Inc. Class A	3,103	327
*	Nutanix Inc.	6,465	324
*	Arrow Electronics Inc.	3,930	313
	Sabre Corp.	12,927	290
	Universal Display Corp.	1,941	290
*	Integrated Device Technology Inc.	5,896	285
*	HubSpot Inc.	1,671	281
*	Ciena Corp.	6,477	276
*	Proofpoint Inc.	2,286	270
*	Teradata Corp.	5,578	270
*	IPG Photonics Corp.	1,640	254
	Cypress Semiconductor Corp.	16,280	251
*	Cree Inc.	4,573	249
	Monolithic Power Systems Inc.	1,845	247
*	ARRIS International plc	7,564	240
*	Coupa Software Inc.	2,465	232
	Entegris Inc.	6,413	227
	Avnet Inc.	5,077	221
*	Nuance Communications Inc.	12,985	218
*	New Relic Inc.	2,035	215
	Jabil Inc.	7,255	206
*	CommScope Holding Co. Inc.	8,641	201
*	CACI International Inc. Class A	1,105	201
	MKS Instruments Inc.	2,421	201
*	ViaSat Inc.	2,631	199
*	RealPage Inc.	3,221	197
*	LiveRamp Holdings Inc.	3,544	191
*	DocuSign Inc. Class A	3,406	188
	SYNNEX Corp.	1,879	184
	LogMeIn Inc.	2,305	183
*	Zynga Inc. Class A	34,750	181
	Dolby Laboratories Inc. Class A	2,798	181
	Science Applications International Corp.	2,396	179
*	Tech Data Corp.	1,718	176
*	Lumentum Holdings Inc.	3,385	168
	Blackbaud Inc.	2,180	168
*	ACI Worldwide Inc.	5,154	164
*	Manhattan Associates Inc.	2,965	162
*	Semtech Corp.	2,937	162
*	Silicon Laboratories Inc.	1,931	156
*	Ellie Mae Inc.	1,566	156
*	Verint Systems Inc.	2,908	155
*	iRobot Corp.	1,223	153
*	Pure Storage Inc. Class A	7,377	151
*	NCR Corp.	5,287	148
*	FireEye Inc.	8,765	147
*	Coherent Inc.	1,101	147
	Vishay Intertechnology Inc.	6,418	141
*	Rogers Corp.	904	140
*	Cornerstone OnDemand Inc.	2,451	138
	Zscaler Inc.	2,778	138
	Perspecta Inc.	6,480	137
*	Yelp Inc. Class A	3,668	137
*	Five9 Inc.	2,567	136

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Mercury Systems Inc.	2,118	135
*	Viavi Solutions Inc.	10,207	134
	Match Group Inc.	2,386	132
*	Cloudera Inc.	9,055	132
*	Finisar Corp.	5,284	129
*	Qualys Inc.	1,536	128
*	Envestnet Inc.	2,002	122
*	II-VI Inc.	2,836	120
*	CommVault Systems Inc.	1,761	119
*	Novanta Inc.	1,443	118
*	Q2 Holdings Inc.	1,667	115
*	Box Inc.	5,563	113
*	SailPoint Technologies Holding Inc.	3,626	112
	Pegasystems Inc.	1,686	111
*	Cirrus Logic Inc.	2,718	109
	InterDigital Inc.	1,542	108
	Brooks Automation Inc.	3,138	101
*	Alteryx Inc. Class A	1,317	101
*	Covetrus Inc.	2,763	99
	Ubiquiti Networks Inc.	684	99
*	NetScout Systems Inc.	3,607	99
*	Cargurus Inc.	2,279	97
*	Sanmina Corp.	2,999	96
*	Fabrinet	1,609	94
*	Bottomline Technologies DE Inc.	1,881	94
	Power Integrations Inc.	1,279	93
*	Alarm.com Holdings Inc.	1,404	92
*	Insight Enterprises Inc.	1,568	88
*	Blackline Inc.	1,667	87
*	Plexus Corp.	1,374	85
*	Everbridge Inc.	1,186	84
	Progress Software Corp.	2,280	84
*	EchoStar Corp. Class A	2,150	83
*	Inphi Corp.	1,902	82
*	SPS Commerce Inc.	767	82
*	Workiva Inc.	1,617	80
*	3D Systems Corp.	5,571	79
	Ceridian HCM Holding Inc.	1,559	76
*	Rapid7 Inc.	1,643	76
*	Anixter International Inc.	1,282	75
*	LivePerson Inc.	2,648	74
*	Avaya Holdings Corp.	4,695	73
	Plantronics Inc.	1,447	73
*	Diodes Inc.	1,781	72
*	MaxLinear Inc.	2,843	71
*	Varonis Systems Inc.	1,241	71
*	Yext Inc.	3,733	69
*	Groupon Inc. Class A	20,239	66
*	Knowles Corp.	4,045	66
*	Virtusa Corp.	1,290	65
*	Acacia Communications Inc.	1,220	65
	Ebix Inc.	1,095	64
*	Stratasys Ltd.	2,232	64
*	Synaptics Inc.	1,514	63
	TiVo Corp.	6,304	63
	ManTech International Corp. Class A	1,141	62
*	Lattice Semiconductor Corp.	5,213	62
	CSG Systems International Inc.	1,445	60
*	PROS Holdings Inc.	1,394	59
*	Diebold Nixdorf Inc.	6,435	59
	Benchmark Electronics Inc.	2,152	59
*	Ambarella Inc.	1,450	59
*	MicroStrategy Inc. Class A	411	58
*,^	GTT Communications Inc.	1,853	58

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Blucora Inc.	2,115	57
*	ForeScout Technologies Inc.	1,361	57
*	FormFactor Inc.	3,466	55
*	Benefitfocus Inc.	1,118	55
*	TTM Technologies Inc.	4,392	53
*	ePlus Inc.	586	52
*	NETGEAR Inc.	1,449	52
	Xperi Corp.	2,162	52
*	MACOM Technology Solutions Holdings Inc.	2,680	51
*	Rambus Inc.	4,960	51
*	Appfolio Inc.	699	51
*	Elastic NV	555	50
	NIC Inc.	2,849	49
	KEMET Corp.	2,522	48
*	ScanSource Inc.	1,200	45
	Methode Electronics Inc.	1,605	45
*	Cray Inc.	1,815	45
*	Altair Engineering Inc. Class A	1,246	44
*	Anaplan Inc.	1,176	44
*	Vocera Communications Inc.	1,314	44
*	Glu Mobile Inc.	4,834	43
	CTS Corp.	1,344	43
*	Perficient Inc.	1,491	43
*	Extreme Networks Inc.	5,184	43
*	Inovalon Holdings Inc. Class A	3,170	42
	AVX Corp.	2,259	41
*	Amkor Technology Inc.	4,650	41
*	Evolent Health Inc. Class A	3,025	40
*	Cision Ltd.	2,845	37
*	Tucows Inc. Class A	458	36
*	Pluralsight Inc. Class A	1,069	35
*	Infinera Corp.	6,708	34
	Monotype Imaging Holdings Inc.	1,746	34
	PC Connection Inc.	843	34
	ADTRAN Inc.	2,182	33
	Cohu Inc.	1,776	32
*	Carbonite Inc.	1,360	32
*	Rudolph Technologies Inc.	1,394	31
	QAD Inc. Class A	690	31
*	Unisys Corp.	2,278	31
*	Digimarc Corp.	986	30
*	CalAmp Corp.	2,135	30
*	OneSpan Inc.	1,379	29
*	Axcelis Technologies Inc.	1,391	29
*	Ultra Clean Holdings Inc.	2,716	29
*	TrueCar Inc.	3,989	29
	Carbon Black Inc.	2,153	28
*	CEVA Inc.	1,000	28
*	Photronics Inc.	2,835	28
*	PlayAGS Inc.	1,139	27
*	Nanometrics Inc.	951	27
	Presidio Inc.	1,609	27
	Comtech Telecommunications Corp.	1,006	27
*	Quantenna Communications Inc.	1,464	27
	Park Electrochemical Corp.	1,520	26
	NVE Corp.	254	26
*	Zix Corp.	2,658	24
*	Ichor Holdings Ltd.	1,105	23
*	Veeco Instruments Inc.	2,025	23
	nLight Inc.	1,055	23
*	SolarWinds Corp.	1,186	23
*	Endurance International Group Holdings Inc.	3,209	22
*	Loral Space & Communications Inc.	549	22
*	pdvWireless Inc.	566	22

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	Upland Software Inc.	622	22
*	Harmonic Inc.	3,722	21
*	Meet Group Inc.	3,237	19
*	Kimball Electronics Inc.	1,243	19
*	A10 Networks Inc.	2,702	19
	Avalara Inc.	359	19
*	PAR Technology Corp.	691	19
*	Model N Inc.	1,067	18
*	Maxar Technologies Inc.	2,506	18
	Switch Inc.	2,009	17
*	MobileIron Inc.	3,328	17
*	Calix Inc.	2,008	16
*	Mitek Systems Inc.	1,508	16
*	KeyW Holding Corp.	2,149	16
*	Digi International Inc.	1,191	16
*	ChannelAdvisor Corp.	1,206	16
*	VirnetX Holding Corp.	2,500	15
*	Tenable Holdings Inc.	488	15
*	TechTarget Inc.	911	15
*	Limelight Networks Inc.	4,976	15
*	Impinj Inc.	868	15
*	ShotSpotter Inc.	290	14
*	Brightcove Inc.	1,624	14
*	SMART Global Holdings Inc.	489	14
*	Ooma Inc.	868	14
*	Agilysys Inc.	677	14
*	Ribbon Communications Inc.	2,678	14
*	NeoPhotonics Corp.	1,689	14
*	PDF Solutions Inc.	1,086	13
	Bel Fuse Inc. Class B	501	12
	American Software Inc. Class A	1,053	12
	Simulations Plus Inc.	591	12
*	Upwork Inc.	499	12
*	Telenav Inc.	1,968	12
*	Immersion Corp.	1,279	11
*	Alpha & Omega Semiconductor Ltd.	1,064	11
*	Telaria Inc.	2,023	11
*	eGain Corp.	949	11
*	Applied Optoelectronics Inc.	789	11
*	Casa Systems Inc.	1,031	11
*	USA Technologies Inc.	2,645	10
	Domo Inc.	300	10
	Daktronics Inc.	1,254	10
*	SVMK Inc.	669	10
*	KVH Industries Inc.	798	9
*	SecureWorks Corp. Class A	401	9
*	Amber Road Inc.	846	8
*	Aquantia Corp.	1,000	8
*	Sparton Corp.	396	7
*	Clearfield Inc.	498	7
*	Avid Technology Inc.	1,471	7
^	Turtle Beach Corp.	454	7
*	Adesto Technologies Corp.	1,166	7
*	Acacia Research Corp.	2,241	7
*	Internap Corp.	1,248	7
*	Leaf Group Ltd.	766	6
*	AXT Inc.	1,218	5
*	Kopin Corp.	3,357	5
*	Iteris Inc.	1,125	5
*	Aerohive Networks Inc.	859	4
*	Travelzoo	262	3
*	Rimini Street Inc.	547	3
*	Park City Group Inc.	372	3
*	ACM Research Inc. Class A	242	3

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

		Shares	Market Value ($000)
*	DASAN Zhone Solutions Inc.	186	3
*	Remark Holdings Inc.	1,095	2
*	Majesco	240	2
*	Asure Software Inc.	228	1
*	Veritone Inc.	151	1
			267,861
Utilities (5.0%)
	Verizon Communications Inc.	189,439	10,783
	AT&T Inc.	332,891	10,359
	NextEra Energy Inc.	21,861	4,104
	Duke Energy Corp.	32,610	2,924
	Dominion Energy Inc.	34,762	2,575
	Southern Co.	47,106	2,341
	Exelon Corp.	44,080	2,142
	American Electric Power Co. Inc.	22,485	1,825
	Sempra Energy	12,521	1,508
	Public Service Enterprise Group Inc.	23,092	1,358
	Xcel Energy Inc.	23,134	1,269
	Consolidated Edison Inc.	14,243	1,174
	Eversource Energy	15,966	1,115
	WEC Energy Group Inc.	14,427	1,100
	PPL Corp.	32,944	1,060
	DTE Energy Co.	8,274	1,022
*	T-Mobile US Inc.	14,024	1,013
	FirstEnergy Corp.	22,038	898
	Edison International	14,516	869
	American Water Works Co. Inc.	8,254	839
	Ameren Corp.	11,087	790
	Entergy Corp.	8,181	763
	CMS Energy Corp.	12,800	696
	CenterPoint Energy Inc.	22,947	692
	Evergy Inc.	11,986	670
	CenturyLink Inc.	43,637	576
	NRG Energy Inc.	13,210	551
	AES Corp.	30,137	519
	Atmos Energy Corp.	4,997	494
	Alliant Energy Corp.	10,632	488
*	Vistra Energy Corp.	18,202	474
	Pinnacle West Capital Corp.	5,052	474
	NiSource Inc.	16,472	444
	UGI Corp.	7,905	434
*	PG&E Corp.	23,641	403
	OGE Energy Corp.	9,454	402
	Aqua America Inc.	8,086	291
*	Zayo Group Holdings Inc.	10,566	262
	MDU Resources Group Inc.	9,058	239
	National Fuel Gas Co.	3,711	223
	IDACORP Inc.	2,221	219
	ONE Gas Inc.	2,360	204
	Portland General Electric Co.	3,961	199
*	Sprint Corp.	29,710	189
	New Jersey Resources Corp.	3,886	188
	Hawaiian Electric Industries Inc.	4,896	187
	ALLETE Inc.	2,253	183
	j2 Global Inc.	2,114	180
	Southwest Gas Holdings Inc.	2,192	180
	Spire Inc.	2,236	177
	Black Hills Corp.	2,359	167
	NorthWestern Corp.	2,250	154
	PNM Resources Inc.	3,517	154
	Telephone & Data Systems Inc.	4,468	143
	Avangrid Inc.	2,572	124
	Avista Corp.	2,948	119
	American States Water Co.	1,626	116

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

				Shares	Market Value ($000)
		South Jersey Industries Inc.		3,824	111
		California Water Service Group		2,121	110
*		Vonage Holdings Corp.		9,883	102
		Ormat Technologies Inc.		1,806	101
		MGE Energy Inc.		1,524	97
		El Paso Electric Co.		1,802	97
		Shenandoah Telecommunications Co.		2,083	93
*		Iridium Communications Inc.		4,313	92
		Cogent Communications Holdings Inc.		1,854	90
		Otter Tail Corp.		1,713	86
*		8x8 Inc.		4,217	83
		Northwest Natural Holding Co.		1,243	80
		Pattern Energy Group Inc. Class A		3,548	74
*		Intelsat SA		2,992	72
		Chesapeake Utilities Corp.		722	65
*		Boingo Wireless Inc.		2,204	49
		SJW Group		773	47
		Clearway Energy Inc.		2,852	43
		Middlesex Water Co.		694	41
		Connecticut Water Service Inc.		577	39
		Unitil Corp.		699	38
		Clearway Energy Inc. Class A		2,222	33
		Consolidated Communications Holdings Inc.		2,903	29
*		Cincinnati Bell Inc.		2,916	28
*		United States Cellular Corp.		530	25
		York Water Co.		674	24
		ATN International Inc.		426	24
*		ORBCOMM Inc.		2,930	21
		Artesian Resources Corp. Class A		437	17
*		NII Holdings Inc.		4,043	16
*		AquaVenture Holdings Ltd.		611	13
*,^		Gogo Inc.		2,800	13
*		Frontier Communications Corp.		4,104	12
*		Atlantic Power Corp.		4,607	12
		Spok Holdings Inc.		888	12
		RGC Resources Inc.		351	10
*		Pure Cycle Corp.		948	10
		Consolidated Water Co. Ltd.		712	9
		Global Water Resources Inc.		730	7
		Spark Energy Inc. Class A		617	6
					64,977
Total Common Stocks (Cost $1,025,544)					1,287,883

		Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
3,4	Vanguard Market Liquidity Fund	2.563%		55,497	5,550

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.398%	5/23/19	500	497
Total Temporary Cash Investments (Cost $6,047)					6,047
Total Investments (99.9%) (Cost $1,031,591)					1,293,930
Other Assets and Liabilities—Net (0.1%)[4]					1,254
Net Assets (100%)					1,295,184

*	Non-income-producing security.

Vanguard® Russell 3000 Index Fund

Schedule of Investments

February 28, 2019

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $939,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $990,000 of collateral received for securities on loan.
5	Securities with a value of $398,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

This page intentionally left blank.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18542 042019

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.6%)
U.S. Government Securities (0.6%)
	United States Treasury Note/Bond	2.500%	2/28/21	120,155	120,118
	United States Treasury Note/Bond	2.500%	2/15/22	40,066	40,072
	United States Treasury Note/Bond	2.375%	2/29/24	17,410	17,296
Total U.S. Government and Agency Obligations (Cost $177,565)					177,486
Corporate Bonds (98.6%)
Finance (41.5%)
	Banking (33.2%)
	American Express Co.	2.200%	10/30/20	17,210	16,996
	American Express Co.	3.000%	2/22/21	5,000	5,002
	American Express Co.	3.375%	5/17/21	8,129	8,197
	American Express Co.	3.700%	11/5/21	14,350	14,574
	American Express Co.	2.500%	8/1/22	35,975	35,254
	American Express Co.	2.650%	12/2/22	24,582	24,215
	American Express Co.	3.400%	2/27/23	26,300	26,467
	American Express Co.	3.700%	8/3/23	24,185	24,405
	American Express Co.	3.400%	2/22/24	15,000	15,023
	American Express Credit Corp.	2.200%	3/3/20	20,210	20,083
	American Express Credit Corp.	2.375%	5/26/20	36,518	36,211
	American Express Credit Corp.	2.600%	9/14/20	23,595	23,481
	American Express Credit Corp.	2.250%	5/5/21	31,077	30,612
	American Express Credit Corp.	2.700%	3/3/22	22,179	22,043
	Associated Bank NA	3.500%	8/13/21	4,500	4,514
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	8,633	8,529
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	20,700	20,455
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	9,278	9,236
	Australia & New Zealand Banking Group Ltd.	3.300%	5/17/21	250	251
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	15,534	15,251
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	13,950	13,713
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	5,871	5,771
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	24,150	23,569
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	13,580	13,512
	Banco Santander SA	3.500%	4/11/22	17,600	17,531
	Banco Santander SA	3.125%	2/23/23	10,315	9,974
	Banco Santander SA	3.848%	4/12/23	16,100	15,944
	Bancolombia SA	5.950%	6/3/21	13,100	13,739
	Bank of America Corp.	2.250%	4/21/20	33,538	33,306
	Bank of America Corp.	5.625%	7/1/20	2,805	2,903
	Bank of America Corp.	2.625%	10/19/20	36,381	36,208
	Bank of America Corp.	2.151%	11/9/20	28,968	28,578
	Bank of America Corp.	5.875%	1/5/21	6,246	6,567
	Bank of America Corp.	2.625%	4/19/21	32,352	32,140
	Bank of America Corp.	5.000%	5/13/21	1	1
1	Bank of America Corp.	2.369%	7/21/21	49,664	49,160
1	Bank of America Corp.	2.328%	10/1/21	28,030	27,643
1	Bank of America Corp.	2.738%	1/23/22	35,195	34,947
	Bank of America Corp.	5.700%	1/24/22	3,025	3,248
1	Bank of America Corp.	3.499%	5/17/22	19,699	19,833
	Bank of America Corp.	2.503%	10/21/22	16,411	16,035
	Bank of America Corp.	3.300%	1/11/23	66,050	66,320
1	Bank of America Corp.	3.124%	1/20/23	29,556	29,441
1	Bank of America Corp.	2.881%	4/24/23	18,081	17,864
1	Bank of America Corp.	2.816%	7/21/23	28,607	28,144
	Bank of America Corp.	4.100%	7/24/23	36,508	37,668
	Bank of America Corp.	3.004%	12/20/23	94,625	93,420
	Bank of America Corp.	4.125%	1/22/24	49,278	50,971
1	Bank of America Corp.	3.550%	3/5/24	49,190	49,380
1	Bank of America Corp.	3.864%	7/23/24	23,000	23,351
1	Bank of America NA	3.335%	1/25/23	395	397
	Bank of Montreal	2.100%	6/15/20	19,227	19,083
	Bank of Montreal	3.100%	7/13/20	23,657	23,745

1

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Montreal	3.100%	4/13/21	18,246	18,289
	Bank of Montreal	1.900%	8/27/21	23,024	22,480
	Bank of Montreal	2.350%	9/11/22	8,804	8,584
	Bank of Montreal	2.550%	11/6/22	13,828	13,554
	Bank of Montreal	3.300%	2/5/24	15,000	14,962
1	Bank of Montreal	4.338%	10/5/28	5,400	5,396
	Bank of New York Mellon Corp.	2.600%	8/17/20	21,764	21,720
	Bank of New York Mellon Corp.	2.450%	11/27/20	19,016	18,867
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,048
	Bank of New York Mellon Corp.	2.500%	4/15/21	7,436	7,375
	Bank of New York Mellon Corp.	2.050%	5/3/21	23,125	22,716
	Bank of New York Mellon Corp.	3.550%	9/23/21	7,947	8,075
	Bank of New York Mellon Corp.	2.600%	2/7/22	19,300	19,133
	Bank of New York Mellon Corp.	2.950%	1/29/23	20,215	20,122
	Bank of New York Mellon Corp.	3.500%	4/28/23	5,150	5,223
1	Bank of New York Mellon Corp.	2.661%	5/16/23	25,180	24,791
	Bank of New York Mellon Corp.	3.450%	8/11/23	14,050	14,235
	Bank of New York Mellon Corp.	2.200%	8/16/23	15,552	14,926
	Bank of New York Mellon Corp.	3.650%	2/4/24	6,107	6,227
	Bank of Nova Scotia	2.150%	7/14/20	20,480	20,277
	Bank of Nova Scotia	2.350%	10/21/20	18,377	18,195
	Bank of Nova Scotia	2.500%	1/8/21	19,063	18,915
	Bank of Nova Scotia	4.375%	1/13/21	10,733	11,001
	Bank of Nova Scotia	2.450%	3/22/21	20,306	20,120
	Bank of Nova Scotia	3.125%	4/20/21	12,735	12,808
	Bank of Nova Scotia	2.800%	7/21/21	15,754	15,677
	Bank of Nova Scotia	2.700%	3/7/22	33,972	33,637
	Bank of Nova Scotia	2.450%	9/19/22	9,990	9,778
	Bank of Nova Scotia	3.400%	2/11/24	13,375	13,402
1	Bank of Nova Scotia	4.650%	12/31/49	6,100	5,582
	Barclays Bank plc	5.140%	10/14/20	21,750	22,195
	Barclays Bank plc	2.650%	1/11/21	31,500	31,170
	Barclays plc	2.875%	6/8/20	18,892	18,736
	Barclays plc	3.250%	1/12/21	21,090	20,918
	Barclays plc	3.200%	8/10/21	21,590	21,333
	Barclays plc	3.684%	1/10/23	15,470	15,229
1	Barclays plc	4.610%	2/15/23	10,075	10,212
1	Barclays plc	4.338%	5/16/24	23,325	23,158
	BB&T Corp.	2.625%	6/29/20	12,138	12,086
	BB&T Corp.	2.150%	2/1/21	19,870	19,582
	BB&T Corp.	2.050%	5/10/21	5,355	5,252
	BB&T Corp.	3.200%	9/3/21	8,255	8,311
	BB&T Corp.	3.950%	3/22/22	2,809	2,856
	BB&T Corp.	2.750%	4/1/22	24,855	24,598
	BB&T Corp.	3.750%	12/6/23	9,650	9,881
	BNP Paribas SA	2.375%	5/21/20	29,873	29,639
	BNP Paribas SA	5.000%	1/15/21	30,670	31,724
	BNP Paribas SA	3.250%	3/3/23	18,670	18,631
	BPCE SA	2.650%	2/3/21	11,120	11,016
	BPCE SA	2.750%	12/2/21	8,895	8,755
2	BPCE SA	3.000%	5/22/22	4,300	4,204
	Branch Banking & Trust Co.	2.250%	6/1/20	19,705	19,535
	Branch Banking & Trust Co.	2.850%	4/1/21	8,062	8,040
	Branch Banking & Trust Co.	2.625%	1/15/22	18,053	17,837
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	21,457	21,164
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	4,700	4,690
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,236	15,931
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	19,500	19,772
	Capital One Bank USA NA	3.375%	2/15/23	25,814	25,400
	Capital One Financial Corp.	2.500%	5/12/20	26,290	26,114
	Capital One Financial Corp.	2.400%	10/30/20	6,475	6,391
	Capital One Financial Corp.	3.450%	4/30/21	23,500	23,604
	Capital One Financial Corp.	4.750%	7/15/21	20,330	21,057
	Capital One Financial Corp.	3.050%	3/9/22	11,884	11,791

2

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.200%	1/30/23	17,500	17,231
	Capital One Financial Corp.	3.500%	6/15/23	24,152	23,862
	Capital One Financial Corp.	3.900%	1/29/24	4,250	4,275
	Capital One NA	2.950%	7/23/21	12,940	12,815
	Capital One NA	2.250%	9/13/21	7,428	7,229
	Capital One NA	2.650%	8/8/22	16,995	16,577
	Citibank NA	3.050%	5/1/20	31,000	31,046
	Citibank NA	2.100%	6/12/20	21,865	21,673
	Citibank NA	2.125%	10/20/20	32,300	31,854
	Citibank NA	2.850%	2/12/21	21,625	21,603
	Citibank NA	3.400%	7/23/21	8,440	8,510
1	Citibank NA	3.165%	2/19/22	25,000	25,014
	Citibank NA	3.650%	1/23/24	15,350	15,583
	Citigroup Inc.	2.400%	2/18/20	33,811	33,641
	Citigroup Inc.	5.375%	8/9/20	14,822	15,301
	Citigroup Inc.	2.650%	10/26/20	42,330	42,062
	Citigroup Inc.	2.700%	3/30/21	43,225	42,945
	Citigroup Inc.	2.350%	8/2/21	23,547	23,142
	Citigroup Inc.	2.900%	12/8/21	45,187	44,919
	Citigroup Inc.	4.500%	1/14/22	31,044	32,159
	Citigroup Inc.	2.750%	4/25/22	32,663	32,271
	Citigroup Inc.	4.050%	7/30/22	14,312	14,583
	Citigroup Inc.	2.700%	10/27/22	19,872	19,522
1	Citigroup Inc.	3.142%	1/24/23	35,200	35,042
	Citigroup Inc.	3.375%	3/1/23	3,900	3,904
	Citigroup Inc.	3.500%	5/15/23	15,189	15,191
1	Citigroup Inc.	2.876%	7/24/23	39,646	39,005
	Citigroup Inc.	3.875%	10/25/23	16,600	17,010
1	Citigroup Inc.	4.044%	6/1/24	23,530	24,034
	Citizens Bank NA	2.250%	3/2/20	12,985	12,892
	Citizens Bank NA	2.200%	5/26/20	12,499	12,363
	Citizens Bank NA	2.250%	10/30/20	7,720	7,610
	Citizens Bank NA	2.550%	5/13/21	7,179	7,087
	Citizens Bank NA	3.250%	2/14/22	1,300	1,301
	Citizens Bank NA	2.650%	5/26/22	9,904	9,686
	Citizens Bank NA	3.700%	3/29/23	8,400	8,479
	Citizens Financial Group Inc.	2.375%	7/28/21	2,000	1,958
	Comerica Inc.	3.700%	7/31/23	17,961	18,166
	Commonwealth Bank of Australia	2.300%	3/12/20	4,411	4,383
	Commonwealth Bank of Australia	2.400%	11/2/20	21,533	21,326
	Commonwealth Bank of Australia	2.550%	3/15/21	5,557	5,491
2	Commonwealth Bank of Australia	2.750%	3/10/22	12,000	11,821
	Compass Bank	3.500%	6/11/21	13,100	13,070
	Compass Bank	2.875%	6/29/22	8,469	8,269
	Cooperatieve Rabobank UA	4.500%	1/11/21	22,717	23,327
	Cooperatieve Rabobank UA	2.500%	1/19/21	38,605	38,244
	Cooperatieve Rabobank UA	3.125%	4/26/21	9,800	9,806
	Cooperatieve Rabobank UA	2.750%	1/10/22	24,718	24,520
	Cooperatieve Rabobank UA	3.875%	2/8/22	37,279	38,139
	Cooperatieve Rabobank UA	3.950%	11/9/22	22,620	22,785
	Cooperatieve Rabobank UA	2.750%	1/10/23	16,720	16,470
	Cooperatieve Rabobank UA	4.625%	12/1/23	23,631	24,369
	Credit Suisse AG	4.375%	8/5/20	9,656	9,838
	Credit Suisse AG	3.000%	10/29/21	35,002	34,921
2	Credit Suisse Group AG	3.574%	1/9/23	4,250	4,200
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	30,642	30,510
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	33,240	33,120
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	31,192	31,244
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	15,480	15,564
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	17,065	16,941
	Deutsche Bank AG	2.700%	7/13/20	30,383	29,764
	Deutsche Bank AG	2.950%	8/20/20	4,190	4,101
	Deutsche Bank AG	3.125%	1/13/21	7,218	7,062
	Deutsche Bank AG	3.150%	1/22/21	35,221	34,528

3

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	4.250%	2/4/21	9,250	9,197
	Deutsche Bank AG	3.375%	5/12/21	16,880	16,596
	Deutsche Bank AG	4.250%	10/14/21	48,920	48,482
	Deutsche Bank AG	5.000%	2/14/22	10,000	10,056
	Deutsche Bank AG	3.300%	11/16/22	15,500	14,627
	Deutsche Bank AG	3.950%	2/27/23	12,415	11,913
	Discover Bank	7.000%	4/15/20	4,644	4,828
	Discover Bank	3.100%	6/4/20	21,167	21,134
	Discover Bank	3.200%	8/9/21	7,605	7,574
	Discover Bank	3.350%	2/6/23	18,925	18,722
	Discover Bank	4.200%	8/8/23	14,600	14,862
1	Discover Bank	4.682%	8/9/28	5,075	5,058
	Discover Financial Services	5.200%	4/27/22	2,806	2,917
	Discover Financial Services	3.850%	11/21/22	9,618	9,669
	Fifth Third Bancorp	2.875%	7/27/20	15,605	15,583
	Fifth Third Bancorp	3.500%	3/15/22	7,399	7,449
	Fifth Third Bancorp	2.600%	6/15/22	6,770	6,650
	Fifth Third Bancorp	4.300%	1/16/24	14,500	14,913
	Fifth Third Bancorp	3.650%	1/25/24	23,150	23,409
	Fifth Third Bank	2.200%	10/30/20	7,127	7,031
	Fifth Third Bank	2.250%	6/14/21	11,143	10,942
	Fifth Third Bank	3.350%	7/26/21	7,250	7,294
	Fifth Third Bank	2.875%	10/1/21	20,564	20,413
	First Horizon National Corp.	3.500%	12/15/20	8,345	8,362
	First Niagara Financial Group Inc.	6.750%	3/19/20	8,349	8,650
	First Republic Bank	2.500%	6/6/22	16,900	16,488
	Goldman Sachs Bank USA	3.200%	6/5/20	19,100	19,191
	Goldman Sachs Group Inc.	5.375%	3/15/20	33,224	33,996
	Goldman Sachs Group Inc.	2.600%	4/23/20	32,423	32,330
	Goldman Sachs Group Inc.	6.000%	6/15/20	30,080	31,209
	Goldman Sachs Group Inc.	2.750%	9/15/20	21,417	21,316
	Goldman Sachs Group Inc.	2.600%	12/27/20	11,180	11,085
	Goldman Sachs Group Inc.	2.875%	2/25/21	31,960	31,796
	Goldman Sachs Group Inc.	2.625%	4/25/21	22,217	21,939
	Goldman Sachs Group Inc.	5.250%	7/27/21	49,347	51,622
	Goldman Sachs Group Inc.	2.350%	11/15/21	27,644	27,003
	Goldman Sachs Group Inc.	5.750%	1/24/22	61,636	65,719
	Goldman Sachs Group Inc.	3.000%	4/26/22	61,950	61,445
1	Goldman Sachs Group Inc.	2.876%	10/31/22	45,853	45,182
	Goldman Sachs Group Inc.	3.625%	1/22/23	37,070	37,349
	Goldman Sachs Group Inc.	3.200%	2/23/23	33,273	32,955
1	Goldman Sachs Group Inc.	2.908%	6/5/23	32,990	32,324
1	Goldman Sachs Group Inc.	2.905%	7/24/23	29,159	28,530
	Goldman Sachs Group Inc.	3.625%	2/20/24	15,000	14,973
	HSBC Bank USA NA	4.875%	8/24/20	12,941	13,260
	HSBC Holdings plc	3.400%	3/8/21	51,862	52,106
	HSBC Holdings plc	5.100%	4/5/21	31,862	33,214
	HSBC Holdings plc	2.950%	5/25/21	39,794	39,652
	HSBC Holdings plc	2.650%	1/5/22	36,885	36,246
	HSBC Holdings plc	4.875%	1/14/22	10,615	11,054
	HSBC Holdings plc	4.000%	3/30/22	31,125	31,825
1	HSBC Holdings plc	3.262%	3/13/23	46,862	46,507
	HSBC Holdings plc	3.600%	5/25/23	29,206	29,221
1	HSBC Holdings plc	3.033%	11/22/23	11,650	11,412
1	HSBC Holdings plc	3.950%	5/18/24	32,304	32,546
	HSBC USA Inc.	2.350%	3/5/20	20,845	20,733
	HSBC USA Inc.	2.750%	8/7/20	20,997	20,922
	HSBC USA Inc.	5.000%	9/27/20	12,954	13,272
	Huntington Bancshares Inc.	7.000%	12/15/20	4,975	5,288
	Huntington Bancshares Inc.	3.150%	3/14/21	13,438	13,411
	Huntington Bancshares Inc.	2.300%	1/14/22	19,133	18,683
	Huntington National Bank	2.375%	3/10/20	10,922	10,862
	Huntington National Bank	2.400%	4/1/20	9,200	9,141
	Huntington National Bank	2.875%	8/20/20	4,410	4,402

4

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington National Bank	3.250%	5/14/21	5,950	5,971
	Huntington National Bank	3.125%	4/1/22	11,000	10,997
	Huntington National Bank	2.500%	8/7/22	2,375	2,324
	Huntington National Bank	3.550%	10/6/23	17,775	17,952
	ING Groep NV	3.150%	3/29/22	21,151	20,989
	ING Groep NV	4.100%	10/2/23	23,450	23,727
2	Intesa Sanpaolo SPA	3.375%	1/12/23	2,800	2,671
	JPMorgan Chase & Co.	4.950%	3/25/20	22,395	22,875
	JPMorgan Chase & Co.	2.750%	6/23/20	34,748	34,665
	JPMorgan Chase & Co.	4.400%	7/22/20	29,831	30,381
	JPMorgan Chase & Co.	4.250%	10/15/20	50,001	50,957
	JPMorgan Chase & Co.	2.550%	10/29/20	35,788	35,526
	JPMorgan Chase & Co.	2.550%	3/1/21	37,839	37,488
	JPMorgan Chase & Co.	4.625%	5/10/21	28,706	29,650
	JPMorgan Chase & Co.	2.400%	6/7/21	25,171	24,819
	JPMorgan Chase & Co.	2.295%	8/15/21	50,411	49,503
	JPMorgan Chase & Co.	4.350%	8/15/21	35,394	36,474
	JPMorgan Chase & Co.	4.500%	1/24/22	40,979	42,591
1	JPMorgan Chase & Co.	3.514%	6/18/22	25,000	25,218
	JPMorgan Chase & Co.	3.250%	9/23/22	34,965	35,192
	JPMorgan Chase & Co.	2.972%	1/15/23	27,827	27,642
	JPMorgan Chase & Co.	3.200%	1/25/23	39,204	39,266
1	JPMorgan Chase & Co.	2.776%	4/25/23	22,275	21,951
	JPMorgan Chase & Co.	3.375%	5/1/23	36,377	36,194
	JPMorgan Chase & Co.	2.700%	5/18/23	11,777	11,562
	JPMorgan Chase & Co.	3.875%	2/1/24	13,450	13,794
1	JPMorgan Chase & Co.	3.559%	4/23/24	40,930	41,115
1	JPMorgan Chase & Co.	3.797%	7/23/24	26,832	27,212
1	JPMorgan Chase & Co.	4.023%	12/5/24	39,250	40,234
1	JPMorgan Chase Bank NA	2.604%	2/1/21	19,700	19,621
1	JPMorgan Chase Bank NA	3.086%	4/26/21	35,900	35,903
	KeyBank NA	2.250%	3/16/20	19,688	19,553
	KeyBank NA	3.350%	6/15/21	5,980	6,003
	KeyBank NA	2.500%	11/22/21	6,315	6,181
	KeyBank NA	3.300%	2/1/22	150	151
	KeyBank NA	2.400%	6/9/22	8,800	8,601
	KeyBank NA	2.300%	9/14/22	7,045	6,850
	KeyBank NA	3.375%	3/7/23	6,415	6,470
1	KeyBank NA	3.180%	10/15/27	3,875	3,843
	KeyCorp	2.900%	9/15/20	14,907	14,914
	KeyCorp	5.100%	3/24/21	18,661	19,393
	Lloyds Bank plc	2.700%	8/17/20	19,500	19,402
	Lloyds Bank plc	6.375%	1/21/21	17,816	18,807
	Lloyds Bank plc	3.300%	5/7/21	5,200	5,191
	Lloyds Banking Group plc	3.100%	7/6/21	15,720	15,570
	Lloyds Banking Group plc	3.000%	1/11/22	32,655	32,184
	Lloyds Banking Group plc	4.050%	8/16/23	20,295	20,488
1	Lloyds Banking Group plc	2.907%	11/7/23	31,100	30,108
	M&T Bank Corp.	3.550%	7/26/23	17,367	17,617
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	7,315	7,267
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	11,200	11,049
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	15,805	15,694
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	1,990	1,958
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	19,538	19,468
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	11,190	11,274
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	24,850	24,207
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	15,724	15,589
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	15,000	14,989
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	25,584	25,039
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	28,656	28,740
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	34,404	34,884
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	9,250	8,882
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	14,800	14,767
	Mizuho Financial Group Inc.	2.273%	9/13/21	18,530	18,030

5

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	2.953%	2/28/22	22,233	21,998
	Mizuho Financial Group Inc.	2.601%	9/11/22	5,600	5,439
	Mizuho Financial Group Inc.	3.549%	3/5/23	19,214	19,245
1	Mizuho Financial Group Inc.	3.922%	9/11/24	21,550	21,877
	Morgan Stanley	2.800%	6/16/20	32,052	31,973
	Morgan Stanley	5.500%	7/24/20	22,586	23,321
	Morgan Stanley	5.750%	1/25/21	20,770	21,763
	Morgan Stanley	2.500%	4/21/21	50,913	50,283
	Morgan Stanley	5.500%	7/28/21	39,517	41,622
	Morgan Stanley	2.625%	11/17/21	57,421	56,623
	Morgan Stanley	2.750%	5/19/22	62,000	61,165
	Morgan Stanley	4.875%	11/1/22	32,330	33,836
	Morgan Stanley	3.125%	1/23/23	29,925	29,686
	Morgan Stanley	3.750%	2/25/23	41,957	42,614
	Morgan Stanley	4.100%	5/22/23	25,828	26,272
1	Morgan Stanley	3.737%	4/24/24	46,774	47,079
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,275	3,292
	National Australia Bank Ltd.	2.125%	5/22/20	17,300	17,119
	National Australia Bank Ltd.	2.625%	7/23/20	23,555	23,487
	National Australia Bank Ltd.	2.500%	1/12/21	8,225	8,149
	National Australia Bank Ltd.	2.625%	1/14/21	18,830	18,738
	National Australia Bank Ltd.	1.875%	7/12/21	17,230	16,748
	National Australia Bank Ltd.	3.375%	9/20/21	5,000	5,038
	National Australia Bank Ltd.	3.700%	11/4/21	13,000	13,169
	National Australia Bank Ltd.	2.800%	1/10/22	22,000	21,783
	National Australia Bank Ltd.	2.500%	5/22/22	12,628	12,362
	National Australia Bank Ltd.	3.000%	1/20/23	8,850	8,749
	National Australia Bank Ltd.	2.875%	4/12/23	5,000	4,895
	National Australia Bank Ltd.	3.625%	6/20/23	5,000	5,056
	National Bank of Canada	2.150%	6/12/20	18,229	18,042
	National Bank of Canada	2.200%	11/2/20	6,635	6,536
	Northern Trust Corp.	3.450%	11/4/20	10,050	10,121
	Northern Trust Corp.	3.375%	8/23/21	6,265	6,338
	Northern Trust Corp.	2.375%	8/2/22	3,963	3,896
	People’s United Financial Inc.	3.650%	12/6/22	5,495	5,488
	PNC Bank NA	2.000%	5/19/20	9,893	9,780
	PNC Bank NA	2.300%	6/1/20	10,915	10,831
	PNC Bank NA	2.600%	7/21/20	4,400	4,382
	PNC Bank NA	2.450%	11/5/20	32,418	32,131
	PNC Bank NA	2.500%	1/22/21	23,747	23,503
	PNC Bank NA	2.150%	4/29/21	7,020	6,880
	PNC Bank NA	2.550%	12/9/21	9,625	9,484
	PNC Bank NA	2.625%	2/17/22	22,582	22,378
	PNC Bank NA	2.450%	7/28/22	1,350	1,321
	PNC Bank NA	2.700%	11/1/22	13,675	13,407
	PNC Bank NA	2.950%	1/30/23	14,095	13,871
	PNC Bank NA	3.500%	6/8/23	5,250	5,316
	PNC Bank NA	3.800%	7/25/23	24,483	24,794
	PNC Financial Services Group Inc.	2.854%	11/9/22	7,386	7,280
	PNC Financial Services Group Inc.	3.500%	1/23/24	10,150	10,228
	PNC Funding Corp.	5.125%	2/8/20	9,618	9,816
	PNC Funding Corp.	4.375%	8/11/20	5,690	5,815
	PNC Funding Corp.	3.300%	3/8/22	25,871	26,008
	RBC USA Holdco Corp.	5.250%	9/15/20	2,050	2,113
	Regions Bank	2.750%	4/1/21	5,450	5,372
1	Regions Bank	3.374%	8/13/21	8,125	8,112
	Regions Financial Corp.	3.200%	2/8/21	19,848	19,863
	Regions Financial Corp.	2.750%	8/14/22	14,940	14,581
	Regions Financial Corp.	3.800%	8/14/23	8,300	8,385
	Royal Bank of Canada	2.125%	3/2/20	30,240	30,040
	Royal Bank of Canada	2.150%	3/6/20	11,904	11,831
	Royal Bank of Canada	2.150%	10/26/20	12,747	12,589
	Royal Bank of Canada	2.350%	10/30/20	45,140	44,693
	Royal Bank of Canada	2.500%	1/19/21	22,911	22,710

6

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Bank of Canada	3.200%	4/30/21	17,978	18,080
	Royal Bank of Canada	2.750%	2/1/22	12,700	12,663
	Royal Bank of Canada	3.700%	10/5/23	14,750	15,027
	Royal Bank of Scotland Group plc	6.125%	12/15/22	20,600	21,718
1	Royal Bank of Scotland Group plc	3.498%	5/15/23	25,351	24,982
	Royal Bank of Scotland Group plc	6.100%	6/10/23	27,205	28,579
	Royal Bank of Scotland Group plc	3.875%	9/12/23	40,390	39,796
	Royal Bank of Scotland Group plc	6.000%	12/19/23	29,000	30,452
1	Royal Bank of Scotland Group plc	4.519%	6/25/24	23,675	23,658
	Santander Holdings USA Inc.	2.650%	4/17/20	17,544	17,416
	Santander Holdings USA Inc.	4.450%	12/3/21	20,206	20,631
	Santander Holdings USA Inc.	3.700%	3/28/22	26,550	26,493
	Santander Holdings USA Inc.	3.400%	1/18/23	8,083	7,946
	Santander UK Group Holdings plc	2.875%	10/16/20	12,216	12,135
	Santander UK Group Holdings plc	3.125%	1/8/21	23,566	23,423
	Santander UK Group Holdings plc	2.875%	8/5/21	14,963	14,708
	Santander UK Group Holdings plc	3.571%	1/10/23	18,699	18,385
1	Santander UK Group Holdings plc	3.373%	1/5/24	27,730	26,736
1	Santander UK Group Holdings plc	4.796%	11/15/24	3,000	3,055
	Santander UK plc	2.375%	3/16/20	4,370	4,340
	Santander UK plc	2.125%	11/3/20	20,515	20,142
	Santander UK plc	2.500%	1/5/21	5,075	5,003
	Santander UK plc	3.400%	6/1/21	22,000	22,067
	Santander UK plc	3.750%	11/15/21	6,925	7,077
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	4,545	4,513
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	19,113	18,885
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	22,740	21,985
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	9,850	9,728
	State Street Corp.	2.550%	8/18/20	21,725	21,638
	State Street Corp.	4.375%	3/7/21	7,969	8,181
	State Street Corp.	1.950%	5/19/21	9,507	9,289
1	State Street Corp.	2.653%	5/15/23	11,700	11,526
	State Street Corp.	3.100%	5/15/23	12,925	12,871
	State Street Corp.	3.700%	11/20/23	14,200	14,613
1	State Street Corp.	3.776%	12/3/24	7,950	8,133
	Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	8,890	8,822
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	9,375	9,275
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	9,092	9,036
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	2,750	2,700
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,525	9,707
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,555	5,659
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	25,657	25,512
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	22,681	22,068
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	24,200	23,720
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	14,275	14,083
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	31,500	31,022
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,100	7,953
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	24,450	24,191
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	7,876	7,984
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,150	13,496
	SunTrust Bank	2.450%	8/1/22	9,327	9,134
1	SunTrust Bank	3.502%	8/2/22	8,250	8,285
	SunTrust Bank	3.000%	2/2/23	9,622	9,567
	SunTrust Bank	2.750%	5/1/23	8,492	8,329
1	SunTrust Bank	3.689%	8/2/24	12,275	12,416
	SunTrust Banks Inc.	2.900%	3/3/21	16,334	16,295
	SunTrust Banks Inc.	2.700%	1/27/22	15,964	15,786
	Svenska Handelsbanken AB	1.950%	9/8/20	19,711	19,409
	Svenska Handelsbanken AB	2.400%	10/1/20	21,666	21,465
	Svenska Handelsbanken AB	2.450%	3/30/21	16,129	15,937
	Svenska Handelsbanken AB	3.350%	5/24/21	21,700	21,877
	Svenska Handelsbanken AB	1.875%	9/7/21	16,965	16,533
	Svenska Handelsbanken AB	3.900%	11/20/23	8,370	8,600
	Synchrony Bank	3.650%	5/24/21	14,750	14,775

7

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synchrony Bank	3.000%	6/15/22	10,730	10,369
	Synchrony Financial	3.750%	8/15/21	14,143	14,151
	Synovus Financial Corp.	3.125%	11/1/22	4,025	3,883
	Toronto-Dominion Bank	3.000%	6/11/20	6,200	6,216
	Toronto-Dominion Bank	1.850%	9/11/20	7,500	7,404
	Toronto-Dominion Bank	3.150%	9/17/20	17,500	17,566
	Toronto-Dominion Bank	2.500%	12/14/20	20,444	20,294
	Toronto-Dominion Bank	2.550%	1/25/21	19,320	19,205
	Toronto-Dominion Bank	2.125%	4/7/21	29,623	29,140
	Toronto-Dominion Bank	3.250%	6/11/21	8,072	8,126
	Toronto-Dominion Bank	1.800%	7/13/21	36,700	35,733
	Toronto-Dominion Bank	3.500%	7/19/23	21,621	22,015
	UBS AG	2.350%	3/26/20	21,135	21,022
	UBS AG	4.875%	8/4/20	13,713	14,062
	US Bancorp	2.350%	1/29/21	20,800	20,595
	US Bancorp	4.125%	5/24/21	9,443	9,692
	US Bancorp	2.625%	1/24/22	24,738	24,608
	US Bancorp	3.000%	3/15/22	18,797	18,805
	US Bancorp	2.950%	7/15/22	21,900	21,771
	US Bancorp	3.700%	1/30/24	16,652	17,145
	US Bancorp	3.375%	2/5/24	13,000	13,121
	US Bank NA	3.050%	7/24/20	9,525	9,549
	US Bank NA	2.050%	10/23/20	23,015	22,717
	US Bank NA	3.000%	2/4/21	2,350	2,355
	US Bank NA	3.150%	4/26/21	5,498	5,523
1	US Bank NA	3.104%	5/21/21	12,450	12,460
	US Bank NA	3.450%	11/16/21	3,500	3,544
	US Bank NA	2.850%	1/23/23	12,600	12,487
	US Bank NA	3.400%	7/24/23	7,550	7,637
	Wells Fargo & Co.	2.600%	7/22/20	49,467	49,236
	Wells Fargo & Co.	2.550%	12/7/20	29,392	29,163
	Wells Fargo & Co.	3.000%	1/22/21	21,866	21,848
	Wells Fargo & Co.	2.500%	3/4/21	39,885	39,467
	Wells Fargo & Co.	4.600%	4/1/21	31,297	32,300
	Wells Fargo & Co.	2.100%	7/26/21	54,727	53,529
	Wells Fargo & Co.	3.500%	3/8/22	30,484	30,758
	Wells Fargo & Co.	2.625%	7/22/22	55,300	54,312
	Wells Fargo & Co.	3.069%	1/24/23	60,994	60,649
	Wells Fargo & Co.	3.450%	2/13/23	29,378	29,393
	Wells Fargo & Co.	4.125%	8/15/23	19,688	20,129
	Wells Fargo & Co.	4.480%	1/16/24	13,039	13,532
	Wells Fargo & Co.	3.750%	1/24/24	39,650	40,385
	Wells Fargo Bank NA	2.600%	1/15/21	33,231	32,981
1	Wells Fargo Bank NA	3.325%	7/23/21	26,715	26,786
	Wells Fargo Bank NA	3.625%	10/22/21	30,650	31,048
	Wells Fargo Bank NA	3.550%	8/14/23	24,308	24,632
	Westpac Banking Corp.	2.150%	3/6/20	24,363	24,179
	Westpac Banking Corp.	3.050%	5/15/20	13,825	13,835
	Westpac Banking Corp.	2.300%	5/26/20	21,804	21,619
	Westpac Banking Corp.	2.600%	11/23/20	21,623	21,476
	Westpac Banking Corp.	2.650%	1/25/21	5,345	5,301
	Westpac Banking Corp.	2.100%	5/13/21	29,429	28,818
	Westpac Banking Corp.	2.000%	8/19/21	15,928	15,536
	Westpac Banking Corp.	2.800%	1/11/22	17,100	16,995
	Westpac Banking Corp.	2.500%	6/28/22	22,400	21,948
	Westpac Banking Corp.	2.750%	1/11/23	9,810	9,607
	Westpac Banking Corp.	3.650%	5/15/23	5,200	5,261
	Westpac Banking Corp.	3.300%	2/26/24	25,000	24,903
	Zions Bancorp NA	3.500%	8/27/21	12,774	12,811
	Brokerage (0.9%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	5,850	5,970
	Ameriprise Financial Inc.	5.300%	3/15/20	10,740	11,008
	Ameriprise Financial Inc.	4.000%	10/15/23	14,170	14,600

8

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BGC Partners Inc.	5.375%	7/24/23	8,050	8,124
BlackRock Inc.	4.250%	5/24/21	10,421	10,761
BlackRock Inc.	3.375%	6/1/22	9,645	9,778
Charles Schwab Corp.	4.450%	7/22/20	9,234	9,434
Charles Schwab Corp.	3.250%	5/21/21	8,391	8,427
Charles Schwab Corp.	3.225%	9/1/22	1,500	1,507
Charles Schwab Corp.	2.650%	1/25/23	11,155	10,989
Charles Schwab Corp.	3.550%	2/1/24	8,765	8,910
CME Group Inc.	3.000%	9/15/22	7,057	7,071
E*TRADE Financial Corp.	2.950%	8/24/22	10,050	9,785
Eaton Vance Corp.	3.625%	6/15/23	4,350	4,415
Franklin Resources Inc.	2.800%	9/15/22	3,200	3,149
Intercontinental Exchange Inc.	2.750%	12/1/20	9,011	8,978
Intercontinental Exchange Inc.	2.350%	9/15/22	3,219	3,142
Intercontinental Exchange Inc.	3.450%	9/21/23	12,490	12,639
Intercontinental Exchange Inc.	4.000%	10/15/23	12,593	13,034
Invesco Finance plc	3.125%	11/30/22	9,132	9,033
Invesco Finance plc	4.000%	1/30/24	8,088	8,176
Jefferies Financial Group Inc.	5.500%	10/18/23	14,309	14,884
Jefferies Group LLC	6.875%	4/15/21	9,143	9,700
Jefferies Group LLC	5.125%	1/20/23	7,762	8,031
Lazard Group LLC	4.250%	11/14/20	2,984	3,024
Nomura Holdings Inc.	6.700%	3/4/20	16,826	17,437
Stifel Financial Corp.	3.500%	12/1/20	6,575	6,591
TD Ameritrade Holding Corp.	2.950%	4/1/22	11,095	11,088
Finance Companies (1.4%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	8,909	8,976
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	15,222	15,469
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	17,756	18,000
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	17,207	17,616
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	1,840	1,865
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	15,378	15,416
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	7,738	7,632
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	8,678	8,797
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	5,935	5,735
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	6,604	6,563
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	5,130	5,245
Air Lease Corp.	4.750%	3/1/20	6,019	6,101
Air Lease Corp.	2.500%	3/1/21	5,179	5,089
Air Lease Corp.	3.875%	4/1/21	9,556	9,569
Air Lease Corp.	3.375%	6/1/21	15,072	14,962
Air Lease Corp.	3.500%	1/15/22	6,500	6,483
Air Lease Corp.	3.750%	2/1/22	9,245	9,256
Air Lease Corp.	2.625%	7/1/22	14,205	13,673
Air Lease Corp.	2.750%	1/15/23	8,334	7,990
Air Lease Corp.	3.875%	7/3/23	7,870	7,842
Air Lease Corp.	3.000%	9/15/23	10,262	9,826
Air Lease Corp.	4.250%	2/1/24	8,900	8,913
Aircastle Ltd.	5.125%	3/15/21	4,250	4,353
Aircastle Ltd.	5.500%	2/15/22	6,600	6,827
Aircastle Ltd.	5.000%	4/1/23	10,675	10,806
Aircastle Ltd.	4.400%	9/25/23	16,104	16,002

9

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ares Capital Corp.	3.625%	1/19/22	9,405	9,238
	Ares Capital Corp.	3.500%	2/10/23	11,400	10,790
	FS KKR Capital Corp.	4.750%	5/15/22	475	474
	GATX Corp.	2.600%	3/30/20	5,310	5,274
	GATX Corp.	4.850%	6/1/21	3,925	4,032
	GATX Corp.	3.900%	3/30/23	1,775	1,766
	GATX Corp.	4.350%	2/15/24	1,459	1,478
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	86,465	84,960
	HSBC Finance Corp.	6.676%	1/15/21	70	73
	International Lease Finance Corp.	8.250%	12/15/20	7,419	7,966
	International Lease Finance Corp.	4.625%	4/15/21	6,841	6,961
	International Lease Finance Corp.	8.625%	1/15/22	8,060	9,128
	International Lease Finance Corp.	5.875%	8/15/22	11,401	12,114
	Prospect Capital Corp.	5.875%	3/15/23	3,169	3,194
	Insurance (3.6%)
	AEGON Funding Co. LLC	5.750%	12/15/20	6,851	7,151
	Aetna Inc.	4.125%	6/1/21	5,374	5,462
	Aetna Inc.	2.750%	11/15/22	12,811	12,526
	Aetna Inc.	2.800%	6/15/23	19,754	19,234
	Aflac Inc.	4.000%	2/15/22	5,525	5,671
	Aflac Inc.	3.625%	6/15/23	7,013	7,155
	Alleghany Corp.	5.625%	9/15/20	1,400	1,447
	Alleghany Corp.	4.950%	6/27/22	7,000	7,350
	Allstate Corp.	3.150%	6/15/23	7,635	7,663
1	Allstate Corp.	5.750%	8/15/53	10,705	10,825
	Alterra Finance LLC	6.250%	9/30/20	5,940	6,178
	American International Group Inc.	3.375%	8/15/20	10,411	10,450
	American International Group Inc.	6.400%	12/15/20	10,051	10,605
	American International Group Inc.	3.300%	3/1/21	18,810	18,836
	American International Group Inc.	4.875%	6/1/22	25,935	27,095
	American International Group Inc.	4.125%	2/15/24	9,850	10,048
	Anthem Inc.	4.350%	8/15/20	11,350	11,550
	Anthem Inc.	2.500%	11/21/20	17,971	17,793
	Anthem Inc.	3.700%	8/15/21	5,755	5,820
	Anthem Inc.	3.125%	5/15/22	10,945	10,932
	Anthem Inc.	2.950%	12/1/22	22,272	22,104
	Anthem Inc.	3.300%	1/15/23	17,335	17,381
	Aon Corp.	5.000%	9/30/20	12,956	13,313
	Aon plc	2.800%	3/15/21	5,707	5,664
	Aon plc	4.000%	11/27/23	4,000	4,084
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	4,375	4,433
	Assurant Inc.	4.000%	3/15/23	6,625	6,619
	Assurant Inc.	4.200%	9/27/23	3,500	3,522
	AXA Equitable Holdings Inc.	3.900%	4/20/23	10,295	10,339
	AXIS Specialty Finance LLC	5.875%	6/1/20	8,892	9,159
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	7,811	7,841
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	10,813	11,112
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	9,424	9,494
	Berkshire Hathaway Inc.	2.200%	3/15/21	16,501	16,337
	Berkshire Hathaway Inc.	3.750%	8/15/21	6,482	6,644
	Berkshire Hathaway Inc.	3.400%	1/31/22	8,624	8,797
	Berkshire Hathaway Inc.	3.000%	2/11/23	13,493	13,580
	Berkshire Hathaway Inc.	2.750%	3/15/23	30,506	30,396
	Chubb INA Holdings Inc.	2.300%	11/3/20	17,922	17,767
	Chubb INA Holdings Inc.	2.875%	11/3/22	12,428	12,458
	Chubb INA Holdings Inc.	2.700%	3/13/23	11,007	10,831
2	Cigna Corp.	3.200%	9/17/20	28,105	28,136
2	Cigna Corp.	3.400%	9/17/21	25,558	25,634
2	Cigna Corp.	3.750%	7/15/23	31,159	31,426
	Cigna Holding Co.	5.125%	6/15/20	5,780	5,925
	Cigna Holding Co.	4.375%	12/15/20	1,750	1,781
	Cigna Holding Co.	4.500%	3/15/21	3,074	3,144
	Cigna Holding Co.	4.000%	2/15/22	8,990	9,210

10

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNA Financial Corp.	5.875%	8/15/20	10,109	10,489
	CNA Financial Corp.	5.750%	8/15/21	4,950	5,222
	Coventry Health Care Inc.	5.450%	6/15/21	5,929	6,153
	Enstar Group Ltd.	4.500%	3/10/22	4,100	4,131
	Fidelity National Financial Inc.	5.500%	9/1/22	3,910	4,116
	Hartford Financial Services Group Inc.	5.500%	3/30/20	13,029	13,388
	Hartford Financial Services Group Inc.	5.125%	4/15/22	11,144	11,743
	Humana Inc.	2.500%	12/15/20	2,815	2,780
	Humana Inc.	3.150%	12/1/22	10,041	9,980
	Humana Inc.	2.900%	12/15/22	8,881	8,681
	Lincoln National Corp.	4.850%	6/24/21	3,625	3,752
	Lincoln National Corp.	4.200%	3/15/22	4,107	4,205
	Lincoln National Corp.	4.000%	9/1/23	6,150	6,296
	Loews Corp.	2.625%	5/15/23	10,718	10,492
	Manulife Financial Corp.	4.900%	9/17/20	7,901	8,114
	Markel Corp.	4.900%	7/1/22	5,080	5,220
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	6,543	6,502
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	5,171	5,346
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	12,235	12,098
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,000	3,996
	MetLife Inc.	4.750%	2/8/21	8,117	8,372
	MetLife Inc.	3.048%	12/15/22	4,671	4,665
	MetLife Inc.	4.368%	9/15/23	8,672	9,129
	PartnerRe Finance B LLC	5.500%	6/1/20	6,710	6,878
	Primerica Inc.	4.750%	7/15/22	5,044	5,220
	Principal Financial Group Inc.	3.300%	9/15/22	5,785	5,778
	Principal Financial Group Inc.	3.125%	5/15/23	3,917	3,873
1	Principal Financial Group Inc.	4.700%	5/15/55	3,800	3,724
	Progressive Corp.	3.750%	8/23/21	7,978	8,099
	Prudential Financial Inc.	5.375%	6/21/20	8,769	9,037
	Prudential Financial Inc.	4.500%	11/15/20	6,600	6,761
	Prudential Financial Inc.	4.500%	11/16/21	6,565	6,802
1	Prudential Financial Inc.	5.875%	9/15/42	9,200	9,659
1	Prudential Financial Inc.	5.625%	6/15/43	29,206	30,228
	Reinsurance Group of America Inc.	5.000%	6/1/21	7,385	7,645
	Reinsurance Group of America Inc.	4.700%	9/15/23	4,708	4,892
	Torchmark Corp.	3.800%	9/15/22	3,080	3,107
	Travelers Cos. Inc.	3.900%	11/1/20	4,452	4,530
	Trinity Acquisition plc	3.500%	9/15/21	10,004	9,967
	UnitedHealth Group Inc.	2.700%	7/15/20	30,761	30,759
	UnitedHealth Group Inc.	1.950%	10/15/20	11,018	10,867
	UnitedHealth Group Inc.	3.875%	10/15/20	7,329	7,436
	UnitedHealth Group Inc.	4.700%	2/15/21	5,692	5,867
	UnitedHealth Group Inc.	2.125%	3/15/21	8,992	8,858
	UnitedHealth Group Inc.	3.150%	6/15/21	8,710	8,777
	UnitedHealth Group Inc.	3.375%	11/15/21	8,700	8,804
	UnitedHealth Group Inc.	2.875%	12/15/21	19,300	19,299
	UnitedHealth Group Inc.	2.875%	3/15/22	12,838	12,846
	UnitedHealth Group Inc.	3.350%	7/15/22	11,546	11,702
	UnitedHealth Group Inc.	2.375%	10/15/22	15,525	15,172
	UnitedHealth Group Inc.	2.750%	2/15/23	4,450	4,375
	UnitedHealth Group Inc.	2.875%	3/15/23	12,516	12,417
	UnitedHealth Group Inc.	3.500%	6/15/23	5,779	5,876
	UnitedHealth Group Inc.	3.500%	2/15/24	4,855	4,923
	Unum Group	5.625%	9/15/20	2,708	2,793
	Unum Group	3.000%	5/15/21	4,750	4,698
	Willis Towers Watson plc	5.750%	3/15/21	4,175	4,364
	WR Berkley Corp.	5.375%	9/15/20	3,175	3,266
	WR Berkley Corp.	4.625%	3/15/22	6,441	6,626

11

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	10,200	10,050

Real Estate Investment Trusts (2.4%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	12,168	12,546
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	6,370	6,454
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	2,375	2,406
American Campus Communities Operating Partnership LP	3.350%	10/1/20	5,520	5,514
American Campus Communities Operating Partnership LP	3.750%	4/15/23	5,350	5,353
AvalonBay Communities Inc.	3.625%	10/1/20	7,705	7,773
AvalonBay Communities Inc.	2.950%	9/15/22	5,300	5,254
AvalonBay Communities Inc.	4.200%	12/15/23	4,875	5,060
Boston Properties LP	5.625%	11/15/20	12,225	12,637
Boston Properties LP	4.125%	5/15/21	10,823	11,013
Boston Properties LP	3.850%	2/1/23	12,151	12,325
Boston Properties LP	3.125%	9/1/23	7,799	7,677
Boston Properties LP	3.800%	2/1/24	10,075	10,149
Brandywine Operating Partnership LP	3.950%	2/15/23	5,190	5,206
Brixmor Operating Partnership LP	3.875%	8/15/22	6,272	6,288
Brixmor Operating Partnership LP	3.250%	9/15/23	10,921	10,547
Camden Property Trust	4.625%	6/15/21	1,100	1,130
Camden Property Trust	2.950%	12/15/22	5,971	5,888
Corporate Office Properties LP	3.700%	6/15/21	4,020	3,990
Corporate Office Properties LP	3.600%	5/15/23	5,284	5,162
CubeSmart LP	4.375%	12/15/23	4,117	4,208
Digital Realty Trust LP	3.400%	10/1/20	7,315	7,333
Digital Realty Trust LP	5.250%	3/15/21	11,896	12,282
Digital Realty Trust LP	3.950%	7/1/22	7,185	7,275
Digital Realty Trust LP	3.625%	10/1/22	10,016	10,043
Digital Realty Trust LP	2.750%	2/1/23	4,742	4,567
Duke Realty LP	4.375%	6/15/22	800	826
Duke Realty LP	3.875%	10/15/22	4,144	4,201
Duke Realty LP	3.625%	4/15/23	1,500	1,504
EPR Properties	5.750%	8/15/22	5,145	5,408
ERP Operating LP	4.750%	7/15/20	4,875	4,969
ERP Operating LP	4.625%	12/15/21	10,008	10,396
ERP Operating LP	3.000%	4/15/23	5,525	5,479
Essex Portfolio LP	3.625%	8/15/22	3,430	3,451
Essex Portfolio LP	3.375%	1/15/23	1,000	996
Essex Portfolio LP	3.250%	5/1/23	7,470	7,371
HCP Inc.	3.150%	8/1/22	4,194	4,152
HCP Inc.	4.000%	12/1/22	11,802	11,980
HCP Inc.	4.250%	11/15/23	10,127	10,349
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,987	4,956
Healthcare Trust of America Holdings LP	2.950%	7/1/22	6,328	6,185
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,175	2,161
Highwoods Realty LP	3.200%	6/15/21	3,041	3,015
Highwoods Realty LP	3.625%	1/15/23	1,360	1,347
Hospitality Properties Trust	4.250%	2/15/21	4,600	4,606
Hospitality Properties Trust	5.000%	8/15/22	3,814	3,887
Hospitality Properties Trust	4.500%	6/15/23	7,245	7,204
Host Hotels & Resorts LP	6.000%	10/1/21	5,478	5,780
Host Hotels & Resorts LP	5.250%	3/15/22	2,314	2,389
Host Hotels & Resorts LP	4.750%	3/1/23	7,207	7,379
Host Hotels & Resorts LP	3.750%	10/15/23	5,400	5,320
Kilroy Realty LP	3.800%	1/15/23	75	75
Kimco Realty Corp.	3.200%	5/1/21	6,135	6,105
Kimco Realty Corp.	3.400%	11/1/22	6,557	6,516
Kimco Realty Corp.	3.125%	6/1/23	3,898	3,813
Liberty Property LP	4.750%	10/1/20	8,460	8,630
Liberty Property LP	4.125%	6/15/22	3,300	3,362

12

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Liberty Property LP	3.375%	6/15/23	2,900	2,869
Liberty Property LP	4.400%	2/15/24	4,349	4,482
Mid-America Apartments LP	4.300%	10/15/23	5,700	5,845
National Retail Properties Inc.	3.800%	10/15/22	4,292	4,329
National Retail Properties Inc.	3.300%	4/15/23	4,850	4,805
Office Properties Income Trust	4.000%	7/15/22	6,500	6,353
Omega Healthcare Investors Inc.	4.375%	8/1/23	14,270	14,413
Piedmont Operating Partnership LP	3.400%	6/1/23	4,466	4,351
ProLogis LP	4.250%	8/15/23	16,017	16,685
Public Storage	2.370%	9/15/22	6,698	6,530
Realty Income Corp.	3.250%	10/15/22	23,185	23,299
Realty Income Corp.	4.650%	8/1/23	14,905	15,639
Regency Centers Corp.	3.750%	11/15/22	4,105	4,145
Regency Centers LP	4.800%	4/15/21	1,000	1,039
Select Income REIT	4.150%	2/1/22	5,290	5,224
Simon Property Group LP	2.500%	9/1/20	9,101	9,045
Simon Property Group LP	4.375%	3/1/21	10,052	10,289
Simon Property Group LP	2.500%	7/15/21	7,617	7,531
Simon Property Group LP	4.125%	12/1/21	8,080	8,303
Simon Property Group LP	2.350%	1/30/22	8,475	8,308
Simon Property Group LP	3.375%	3/15/22	7,134	7,196
Simon Property Group LP	2.625%	6/15/22	6,925	6,811
Simon Property Group LP	2.750%	2/1/23	7,474	7,347
Simon Property Group LP	2.750%	6/1/23	9,010	8,848
Simon Property Group LP	3.750%	2/1/24	8,501	8,675
SITE Centers Corp.	4.625%	7/15/22	3,049	3,119
SL Green Operating Partnership LP	3.250%	10/15/22	4,200	4,111
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,610
SL Green Realty Corp.	4.500%	12/1/22	5,725	5,846
UDR Inc.	3.700%	10/1/20	8,875	8,920
UDR Inc.	4.625%	1/10/22	975	1,004
Ventas Realty LP	3.100%	1/15/23	4,690	4,628
Ventas Realty LP	3.125%	6/15/23	5,862	5,785
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	11,853	11,810
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	8,864	9,096
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	9,585	9,571
VEREIT Operating Partnership LP	4.125%	6/1/21	10,390	10,469
VEREIT Operating Partnership LP	4.600%	2/6/24	8,425	8,552
Vornado Realty LP	5.000%	1/15/22	4,564	4,718
Washington REIT	4.950%	10/1/20	2,150	2,182
Washington REIT	3.950%	10/15/22	2,300	2,320
Weingarten Realty Investors	3.375%	10/15/22	2,209	2,195
Weingarten Realty Investors	3.500%	4/15/23	3,395	3,354
Welltower Inc.	6.125%	4/15/20	5,615	5,812
Welltower Inc.	4.950%	1/15/21	6,986	7,167
Welltower Inc.	5.250%	1/15/22	7,151	7,482
Welltower Inc.	3.750%	3/15/23	8,410	8,509
Welltower Inc.	3.950%	9/1/23	6,525	6,617
Welltower Inc.	4.500%	1/15/24	5,489	5,676
				12,041,527
Industrial (53.0%)
Basic Industry (2.4%)
Air Products & Chemicals Inc.	3.000%	11/3/21	2,900	2,901
Air Products & Chemicals Inc.	2.750%	2/3/23	5,099	5,022
ArcelorMittal	5.125%	6/1/20	4,500	4,630
ArcelorMittal	5.250%	8/5/20	9,412	9,636
ArcelorMittal	5.500%	3/1/21	12,316	12,793
ArcelorMittal	6.250%	2/25/22	10,049	10,765
Barrick Gold Corp.	3.850%	4/1/22	2,939	2,971
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	590	594
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,370	17,282
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	8,015	8,302
Braskem Finance Ltd.	6.450%	2/3/24	10,950	11,881

13

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cabot Corp.	3.700%	7/15/22	5,145	5,146
Celanese US Holdings LLC	5.875%	6/15/21	6,132	6,408
Celanese US Holdings LLC	4.625%	11/15/22	6,783	6,912
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	3,580	3,643
Domtar Corp.	4.400%	4/1/22	3,840	3,903
Dow Chemical Co.	4.250%	11/15/20	29,147	29,659
Dow Chemical Co.	4.125%	11/15/21	9,867	10,091
Dow Chemical Co.	3.000%	11/15/22	20,994	20,838
DowDuPont Inc.	3.766%	11/15/20	17,650	17,861
DowDuPont Inc.	4.205%	11/15/23	41,176	42,482
Eastman Chemical Co.	4.500%	1/15/21	51	52
Eastman Chemical Co.	3.500%	12/1/21	7,800	7,837
Eastman Chemical Co.	3.600%	8/15/22	7,800	7,849
Ecolab Inc.	4.350%	12/8/21	16,262	16,832
Ecolab Inc.	2.375%	8/10/22	7,000	6,842
Ecolab Inc.	3.250%	1/14/23	2,755	2,772
EI du Pont de Nemours & Co.	2.200%	5/1/20	20,879	20,724
EI du Pont de Nemours & Co.	2.800%	2/15/23	600	593
FMC Corp.	3.950%	2/1/22	1,925	1,915
FMC Corp.	4.100%	2/1/24	7,197	7,198
Georgia-Pacific LLC	8.000%	1/15/24	125	150
Goldcorp Inc.	3.625%	6/9/21	11,700	11,727
Goldcorp Inc.	3.700%	3/15/23	13,039	13,114
International Flavors & Fragrances Inc.	3.400%	9/25/20	5,075	5,088
International Flavors & Fragrances Inc.	3.200%	5/1/23	5,075	5,011
International Paper Co.	7.500%	8/15/21	4,780	5,240
International Paper Co.	4.750%	2/15/22	9,997	10,371
Kinross Gold Corp.	5.125%	9/1/21	8,815	9,035
LYB International Finance BV	4.000%	7/15/23	12,945	13,038
LyondellBasell Industries NV	6.000%	11/15/21	15,493	16,388
Mosaic Co.	3.750%	11/15/21	3,820	3,830
Mosaic Co.	3.250%	11/15/22	9,605	9,498
Mosaic Co.	4.250%	11/15/23	16,575	17,054
Newmont Mining Corp.	3.500%	3/15/22	16,872	16,961
Nucor Corp.	4.125%	9/15/22	6,550	6,754
Nucor Corp.	4.000%	8/1/23	11,270	11,579
Nutrien Ltd.	4.875%	3/30/20	8,425	8,541
Nutrien Ltd.	3.150%	10/1/22	7,729	7,599
Nutrien Ltd.	3.500%	6/1/23	6,989	6,898
Packaging Corp. of America	2.450%	12/15/20	9,580	9,449
Packaging Corp. of America	3.900%	6/15/22	6,084	6,220
Packaging Corp. of America	4.500%	11/1/23	8,845	9,154
PPG Industries Inc.	3.600%	11/15/20	9,425	9,509
PPG Industries Inc.	3.200%	3/15/23	3,215	3,191
Praxair Inc.	2.250%	9/24/20	4,000	3,971
Praxair Inc.	4.050%	3/15/21	7,075	7,243
Praxair Inc.	3.000%	9/1/21	6,507	6,508
Praxair Inc.	2.450%	2/15/22	4,061	4,010
Praxair Inc.	2.200%	8/15/22	10,035	9,795
Praxair Inc.	2.700%	2/21/23	12,250	12,143
Rayonier Inc.	3.750%	4/1/22	4,000	3,974
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,941	1,975
RPM International Inc.	3.450%	11/15/22	6,408	6,328
Sasol Financing International Ltd.	4.500%	11/14/22	12,000	11,938
Sherwin-Williams Co.	2.250%	5/15/20	21,915	21,670
Sherwin-Williams Co.	4.200%	1/15/22	5,215	5,302
Sherwin-Williams Co.	2.750%	6/1/22	20,893	20,552
Southern Copper Corp.	5.375%	4/16/20	5,100	5,228
Southern Copper Corp.	3.500%	11/8/22	5,315	5,307
Vale Overseas Ltd.	4.375%	1/11/22	14,300	14,318
WestRock RKT Co.	3.500%	3/1/20	2,970	2,977
WestRock RKT Co.	4.900%	3/1/22	2,606	2,668
WestRock RKT Co.	4.000%	3/1/23	6,555	6,604
Weyerhaeuser Co.	4.700%	3/15/21	6,563	6,719

14

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weyerhaeuser Co.	3.250%	3/15/23	1,470	1,450
	Weyerhaeuser Co.	4.625%	9/15/23	14,414	14,865
	Capital Goods (5.2%)
	3M Co.	2.000%	8/7/20	7,675	7,593
	3M Co.	1.625%	9/19/21	9,774	9,492
	3M Co.	2.750%	3/1/22	6,775	6,767
	3M Co.	2.000%	6/26/22	10,663	10,384
	3M Co.	2.250%	3/15/23	12,199	11,877
	3M Co.	3.250%	2/14/24	9,515	9,654
	ABB Finance USA Inc.	2.800%	4/3/20	1,190	1,190
	ABB Finance USA Inc.	2.875%	5/8/22	20,245	20,196
	ABB Finance USA Inc.	3.375%	4/3/23	4,667	4,703
	Bemis Co. Inc.	4.500%	10/15/21	2,120	2,173
	Boeing Co.	1.650%	10/30/20	6,370	6,250
	Boeing Co.	8.750%	8/15/21	1,900	2,162
	Boeing Co.	2.350%	10/30/21	2,975	2,942
	Boeing Co.	2.125%	3/1/22	7,500	7,336
	Boeing Co.	2.800%	3/1/23	5,310	5,297
	Boeing Co.	1.875%	6/15/23	3,985	3,819
	Boeing Co.	2.800%	3/1/24	1,000	992
	Carlisle Cos. Inc.	3.750%	11/15/22	3,775	3,756
	Caterpillar Financial Services Corp.	2.000%	3/5/20	9,654	9,569
	Caterpillar Financial Services Corp.	2.950%	5/15/20	11,762	11,777
	Caterpillar Financial Services Corp.	1.850%	9/4/20	18,209	17,947
	Caterpillar Financial Services Corp.	2.500%	11/13/20	4,950	4,910
	Caterpillar Financial Services Corp.	2.900%	3/15/21	1,450	1,450
	Caterpillar Financial Services Corp.	1.700%	8/9/21	27,744	26,850
	Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	1,980
	Caterpillar Financial Services Corp.	3.150%	9/7/21	5,565	5,587
	Caterpillar Financial Services Corp.	1.931%	10/1/21	7,604	7,373
	Caterpillar Financial Services Corp.	2.950%	2/26/22	12,750	12,738
	Caterpillar Financial Services Corp.	2.850%	6/1/22	10,970	10,908
	Caterpillar Financial Services Corp.	2.400%	6/6/22	11,025	10,746
	Caterpillar Financial Services Corp.	2.550%	11/29/22	11,090	10,897
	Caterpillar Financial Services Corp.	2.625%	3/1/23	5,263	5,155
	Caterpillar Financial Services Corp.	3.450%	5/15/23	10,571	10,705
	Caterpillar Financial Services Corp.	3.750%	11/24/23	3,900	3,997
	Caterpillar Financial Services Corp.	3.650%	12/7/23	750	770
	Caterpillar Inc.	3.900%	5/27/21	11,157	11,437
	Caterpillar Inc.	2.600%	6/26/22	7,662	7,577
	CNH Industrial Capital LLC	4.375%	11/6/20	14,130	14,236
	CNH Industrial Capital LLC	4.875%	4/1/21	5,865	5,997
	CNH Industrial Capital LLC	3.875%	10/15/21	8,139	8,141
	CNH Industrial Capital LLC	4.375%	4/5/22	9,810	9,959
	CNH Industrial Capital LLC	4.200%	1/15/24	840	837
	CNH Industrial NV	4.500%	8/15/23	13,081	13,283
	Crane Co.	4.450%	12/15/23	4,590	4,769
	CRH America Inc.	5.750%	1/15/21	8,309	8,569
	Deere & Co.	2.600%	6/8/22	18,259	18,098
	Dover Corp.	4.300%	3/1/21	5,150	5,215
	Eaton Corp.	2.750%	11/2/22	21,553	21,173
2	Embraer Overseas Ltd.	5.696%	9/16/23	6,325	6,767
	Embraer SA	5.150%	6/15/22	8,143	8,469
	Emerson Electric Co.	4.250%	11/15/20	5,925	6,037
	Emerson Electric Co.	2.625%	12/1/21	8,674	8,590
	Emerson Electric Co.	2.625%	2/15/23	7,100	6,984
	FLIR Systems Inc.	3.125%	6/15/21	5,418	5,372
	Flowserve Corp.	3.500%	9/15/22	6,880	6,758
	Flowserve Corp.	4.000%	11/15/23	6,400	6,312
	Fortive Corp.	2.350%	6/15/21	10,100	9,835
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	4,990	4,953
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	6,950	7,046
	General Dynamics Corp.	2.875%	5/11/20	32,790	32,834

15

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Dynamics Corp.	3.000%	5/11/21	21,010	21,091
General Dynamics Corp.	3.875%	7/15/21	7,939	8,110
General Dynamics Corp.	2.250%	11/15/22	14,342	14,000
General Dynamics Corp.	3.375%	5/15/23	23,510	23,859
General Dynamics Corp.	1.875%	8/15/23	4,725	4,506
General Electric Co.	5.550%	5/4/20	11,186	11,436
General Electric Co.	4.375%	9/16/20	18,947	19,162
General Electric Co.	4.625%	1/7/21	18,610	19,040
General Electric Co.	5.300%	2/11/21	19,497	20,053
General Electric Co.	4.650%	10/17/21	16,142	16,619
General Electric Co.	3.150%	9/7/22	7,857	7,725
General Electric Co.	2.700%	10/9/22	43,413	41,968
General Electric Co.	3.100%	1/9/23	22,266	21,763
Harris Corp.	2.700%	4/27/20	3,150	3,132
Honeywell International Inc.	4.250%	3/1/21	10,044	10,321
Honeywell International Inc.	1.850%	11/1/21	15,687	15,317
Honeywell International Inc.	3.350%	12/1/23	6,955	7,032
Hubbell Inc.	3.625%	11/15/22	5,500	5,540
IDEX Corp.	4.200%	12/15/21	3,175	3,208
Illinois Tool Works Inc.	3.375%	9/15/21	4,052	4,093
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	5,816	5,758
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	13,652	14,112
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	4,680	4,639
John Deere Capital Corp.	2.050%	3/10/20	7,633	7,576
John Deere Capital Corp.	2.200%	3/13/20	2,500	2,484
John Deere Capital Corp.	1.950%	6/22/20	16,442	16,259
John Deere Capital Corp.	2.375%	7/14/20	10,765	10,685
John Deere Capital Corp.	2.450%	9/11/20	8,100	8,039
John Deere Capital Corp.	2.350%	1/8/21	11,200	11,103
John Deere Capital Corp.	2.550%	1/8/21	4,600	4,577
John Deere Capital Corp.	2.800%	3/4/21	3,723	3,719
John Deere Capital Corp.	2.875%	3/12/21	1,750	1,750
John Deere Capital Corp.	3.900%	7/12/21	5,273	5,399
John Deere Capital Corp.	3.125%	9/10/21	3,415	3,439
John Deere Capital Corp.	3.150%	10/15/21	5,464	5,499
John Deere Capital Corp.	2.650%	1/6/22	6,121	6,084
John Deere Capital Corp.	2.750%	3/15/22	6,790	6,756
John Deere Capital Corp.	2.150%	9/8/22	4,885	4,766
John Deere Capital Corp.	2.700%	1/6/23	12,100	11,967
John Deere Capital Corp.	2.800%	1/27/23	6,745	6,653
John Deere Capital Corp.	2.800%	3/6/23	11,650	11,534
John Deere Capital Corp.	3.450%	6/7/23	7,730	7,829
John Deere Capital Corp.	3.650%	10/12/23	13,150	13,489
John Deere Capital Corp.	3.450%	1/10/24	5,800	5,876
Johnson Controls International plc	5.000%	3/30/20	10,700	10,886
Johnson Controls International plc	4.250%	3/1/21	9,014	9,184
Johnson Controls International plc	3.750%	12/1/21	6,251	6,315
Kennametal Inc.	3.875%	2/15/22	4,025	4,035
L3 Technologies Inc.	4.950%	2/15/21	10,350	10,637
L3 Technologies Inc.	3.850%	6/15/23	13,965	14,160
Leggett & Platt Inc.	3.400%	8/15/22	1,195	1,187
Lennox International Inc.	3.000%	11/15/23	4,230	4,072
Lockheed Martin Corp.	2.500%	11/23/20	13,590	13,489
Lockheed Martin Corp.	3.350%	9/15/21	10,965	11,077
Lockheed Martin Corp.	3.100%	1/15/23	8,775	8,776
Masco Corp.	7.125%	3/15/20	1,445	1,494
Masco Corp.	3.500%	4/1/21	5,904	5,905
Masco Corp.	5.950%	3/15/22	2,578	2,727
Mohawk Industries Inc.	3.850%	2/1/23	8,114	8,206
Northrop Grumman Corp.	2.080%	10/15/20	15,130	14,925
Northrop Grumman Corp.	3.500%	3/15/21	17,205	17,378
Northrop Grumman Corp.	2.550%	10/15/22	13,080	12,833
Northrop Grumman Corp.	3.250%	8/1/23	10,901	10,903
Nvent Finance Sarl	3.950%	4/15/23	1,800	1,768

16

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Owens Corning	4.200%	12/15/22	3,812	3,840
Parker-Hannifin Corp.	3.500%	9/15/22	8,700	8,780
Precision Castparts Corp.	2.250%	6/15/20	12,395	12,266
Precision Castparts Corp.	2.500%	1/15/23	10,547	10,369
Raytheon Co.	3.125%	10/15/20	14,260	14,280
Raytheon Co.	2.500%	12/15/22	11,700	11,482
Republic Services Inc.	5.000%	3/1/20	6,497	6,623
Republic Services Inc.	5.250%	11/15/21	7,288	7,681
Republic Services Inc.	3.550%	6/1/22	21,159	21,421
Republic Services Inc.	4.750%	5/15/23	10,778	11,331
Rockwell Automation Inc.	2.050%	3/1/20	5,725	5,680
Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,861
Rockwell Collins Inc.	2.800%	3/15/22	14,171	13,974
Rockwell Collins Inc.	3.700%	12/15/23	5,488	5,508
Roper Technologies Inc.	3.000%	12/15/20	11,087	11,032
Roper Technologies Inc.	2.800%	12/15/21	12,845	12,640
Roper Technologies Inc.	3.125%	11/15/22	4,000	3,945
Roper Technologies Inc.	3.650%	9/15/23	5,735	5,729
Snap-on Inc.	6.125%	9/1/21	3,000	3,205
Spirit AeroSystems Inc.	3.950%	6/15/23	9,100	9,182
Stanley Black & Decker Inc.	3.400%	12/1/21	6,280	6,319
Stanley Black & Decker Inc.	2.900%	11/1/22	9,874	9,762
United Technologies Corp.	4.500%	4/15/20	20,931	21,298
United Technologies Corp.	1.900%	5/4/20	17,788	17,568
United Technologies Corp.	3.350%	8/16/21	12,708	12,804
United Technologies Corp.	1.950%	11/1/21	15,200	14,804
United Technologies Corp.	2.300%	5/4/22	5,150	5,021
United Technologies Corp.	3.100%	6/1/22	23,612	23,594
United Technologies Corp.	3.650%	8/16/23	33,320	33,694
Waste Management Inc.	4.750%	6/30/20	16,895	17,276
Waste Management Inc.	4.600%	3/1/21	5,407	5,549
Waste Management Inc.	2.900%	9/15/22	7,700	7,653
Waste Management Inc.	2.400%	5/15/23	4,675	4,528
Xylem Inc.	4.875%	10/1/21	5,970	6,150
Communication (6.1%)
21st Century Fox America Inc.	5.650%	8/15/20	7,200	7,453
21st Century Fox America Inc.	4.500%	2/15/21	13,951	14,244
21st Century Fox America Inc.	3.000%	9/15/22	12,901	12,835
Activision Blizzard Inc.	2.300%	9/15/21	4,722	4,611
Activision Blizzard Inc.	2.600%	6/15/22	6,400	6,257
America Movil SAB de CV	5.000%	3/30/20	26,760	27,230
America Movil SAB de CV	3.125%	7/16/22	25,972	25,815
American Tower Corp.	2.800%	6/1/20	10,755	10,707
American Tower Corp.	5.050%	9/1/20	9,794	10,046
American Tower Corp.	3.300%	2/15/21	12,503	12,490
American Tower Corp.	3.450%	9/15/21	8,041	8,032
American Tower Corp.	5.900%	11/1/21	6,328	6,724
American Tower Corp.	2.250%	1/15/22	10,485	10,182
American Tower Corp.	4.700%	3/15/22	8,093	8,376
American Tower Corp.	3.500%	1/31/23	23,132	23,049
American Tower Corp.	3.000%	6/15/23	4,796	4,670
American Tower Corp.	5.000%	2/15/24	13,925	14,707
AT&T Inc.	5.200%	3/15/20	15,171	15,525
AT&T Inc.	2.450%	6/30/20	38,233	37,919
AT&T Inc.	4.600%	2/15/21	9,870	10,113
AT&T Inc.	2.800%	2/17/21	30,778	30,589
AT&T Inc.	5.000%	3/1/21	21,984	22,926
AT&T Inc.	4.450%	5/15/21	14,078	14,431
AT&T Inc.	3.875%	8/15/21	11,746	11,938
AT&T Inc.	3.000%	2/15/22	12,921	12,854
AT&T Inc.	3.200%	3/1/22	23,522	23,506
AT&T Inc.	3.800%	3/15/22	19,274	19,564
AT&T Inc.	3.000%	6/30/22	25,396	25,185

17

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	2.625%	12/1/22	6,800	6,646
	AT&T Inc.	3.600%	2/17/23	31,798	31,989
	British Telecommunications plc	4.500%	12/4/23	7,650	7,858
	CBS Corp.	4.300%	2/15/21	5,475	5,558
	CBS Corp.	3.375%	3/1/22	8,506	8,506
	CBS Corp.	2.500%	2/15/23	6,475	6,191
	CBS Corp.	2.900%	6/1/23	5,422	5,258
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	16,665	16,793
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	32,685	32,778
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	42,217	43,160
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	13,750	14,074
3	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	12,392	15,086
	Comcast Corp.	5.150%	3/1/20	13,486	13,793
	Comcast Corp.	3.300%	10/1/20	28,950	29,133
	Comcast Corp.	3.450%	10/1/21	30,850	31,240
	Comcast Corp.	1.625%	1/15/22	10,240	9,869
	Comcast Corp.	3.125%	7/15/22	11,504	11,548
	Comcast Corp.	2.850%	1/15/23	1	1
	Comcast Corp.	2.750%	3/1/23	20,150	19,801
	Comcast Corp.	3.000%	2/1/24	23,639	23,345
	Crown Castle International Corp.	3.400%	2/15/21	13,508	13,527
	Crown Castle International Corp.	2.250%	9/1/21	14,015	13,647
	Crown Castle International Corp.	4.875%	4/15/22	15,049	15,593
	Crown Castle International Corp.	5.250%	1/15/23	14,930	15,763
	Crown Castle International Corp.	3.150%	7/15/23	13,299	13,019
	Discovery Communications LLC	5.050%	6/1/20	4,969	5,058
2	Discovery Communications LLC	2.800%	6/15/20	10,854	10,752
	Discovery Communications LLC	4.375%	6/15/21	8,850	9,017
	Discovery Communications LLC	3.300%	5/15/22	6,833	6,764
2	Discovery Communications LLC	3.500%	6/15/22	10,243	10,204
	Discovery Communications LLC	2.950%	3/20/23	22,680	21,975
	Discovery Communications LLC	3.250%	4/1/23	6,118	5,950
	Electronic Arts Inc.	3.700%	3/1/21	9,010	9,123
2	Fox Corp.	3.666%	1/25/22	11,250	11,373
2	Fox Corp.	4.030%	1/25/24	18,400	18,750
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	6,771	6,814
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	10,950	11,050
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,583	11,526
	Moody’s Corp.	5.500%	9/1/20	6,365	6,595
	Moody’s Corp.	3.250%	6/7/21	3,250	3,250
	Moody’s Corp.	2.750%	12/15/21	6,475	6,387
	Moody’s Corp.	4.500%	9/1/22	6,570	6,783
	Moody’s Corp.	2.625%	1/15/23	6,458	6,231
	Moody’s Corp.	4.875%	2/15/24	6,782	7,162
	NBCUniversal Media LLC	5.150%	4/30/20	33,584	34,429
	NBCUniversal Media LLC	4.375%	4/1/21	31,214	32,075
	NBCUniversal Media LLC	2.875%	1/15/23	18,555	18,367
	Omnicom Group Inc. / Omnicom Capital Inc.	4.450%	8/15/20	12,965	13,193
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	19,413	19,459
	Orange SA	4.125%	9/14/21	18,541	19,125
	RELX Capital Inc.	3.125%	10/15/22	5,819	5,733
	RELX Capital Inc.	3.500%	3/16/23	14,575	14,520
	Rogers Communications Inc.	3.000%	3/15/23	7,677	7,592
	Rogers Communications Inc.	4.100%	10/1/23	10,877	11,204
	S&P Global Inc.	3.300%	8/14/20	7,782	7,792
	Telefonica Emisiones SAU	5.134%	4/27/20	20,618	21,057
	Telefonica Emisiones SAU	5.462%	2/16/21	24,525	25,535
	Telefonica Emisiones SAU	4.570%	4/27/23	12,350	12,863
	Thomson Reuters Corp.	4.300%	11/23/23	5,320	5,432
	Time Warner Cable LLC	4.125%	2/15/21	12,685	12,766
	Time Warner Cable LLC	4.000%	9/1/21	13,378	13,480

18

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Time Warner Entertainment Co. LP	8.375%	3/15/23	14,286	16,444
Verizon Communications Inc.	3.450%	3/15/21	17,574	17,751
Verizon Communications Inc.	4.600%	4/1/21	19,026	19,647
Verizon Communications Inc.	1.750%	8/15/21	10,143	9,925
Verizon Communications Inc.	3.000%	11/1/21	27,539	27,642
Verizon Communications Inc.	3.500%	11/1/21	23,434	23,745
Verizon Communications Inc.	2.946%	3/15/22	4,528	4,531
Verizon Communications Inc.	3.125%	3/16/22	12,141	12,169
Verizon Communications Inc.	2.450%	11/1/22	22,625	22,170
Verizon Communications Inc.	5.150%	9/15/23	62,746	67,962
Viacom Inc.	4.500%	3/1/21	2,223	2,261
Viacom Inc.	3.875%	12/15/21	7,264	7,353
Viacom Inc.	4.250%	9/1/23	17,434	17,784
Vodafone Group plc	4.375%	3/16/21	7,949	8,116
Vodafone Group plc	2.500%	9/26/22	14,445	14,048
Vodafone Group plc	2.950%	2/19/23	22,680	22,152
Vodafone Group plc	3.750%	1/16/24	29,648	29,483
Walt Disney Co.	1.950%	3/4/20	12,876	12,772
Walt Disney Co.	1.800%	6/5/20	13,100	12,948
Walt Disney Co.	2.150%	9/17/20	12,950	12,850
Walt Disney Co.	2.300%	2/12/21	8,848	8,782
Walt Disney Co.	3.750%	6/1/21	5,575	5,694
Walt Disney Co.	2.750%	8/16/21	8,641	8,632
Walt Disney Co.	2.550%	2/15/22	6,056	6,033
Walt Disney Co.	2.450%	3/4/22	10,765	10,644
Walt Disney Co.	2.350%	12/1/22	14,837	14,557
Warner Media LLC	4.700%	1/15/21	3,850	3,980
Warner Media LLC	4.750%	3/29/21	23,182	24,098
Warner Media LLC	4.000%	1/15/22	5,325	5,425
Warner Media LLC	3.400%	6/15/22	9,226	9,239
Warner Media LLC	4.050%	12/15/23	5,053	5,166
WPP Finance 2010	4.750%	11/21/21	16,692	17,098
WPP Finance 2010	3.625%	9/7/22	6,970	6,871
Consumer Cyclical (8.0%)
Advance Auto Parts Inc.	4.500%	1/15/22	5,153	5,252
Advance Auto Parts Inc.	4.500%	12/1/23	6,434	6,539
Alibaba Group Holding Ltd.	3.125%	11/28/21	13,200	13,148
Alibaba Group Holding Ltd.	2.800%	6/6/23	13,475	13,154
Amazon.com Inc.	1.900%	8/21/20	16,130	15,945
Amazon.com Inc.	3.300%	12/5/21	6,787	6,892
Amazon.com Inc.	2.500%	11/29/22	19,099	18,895
Amazon.com Inc.	2.400%	2/22/23	18,870	18,527
American Honda Finance Corp.	2.150%	3/13/20	5,820	5,774
American Honda Finance Corp.	3.000%	6/16/20	2,109	2,109
American Honda Finance Corp.	1.950%	7/20/20	14,550	14,344
American Honda Finance Corp.	2.450%	9/24/20	13,593	13,514
American Honda Finance Corp.	3.150%	1/8/21	7,250	7,283
American Honda Finance Corp.	2.650%	2/12/21	10,312	10,235
American Honda Finance Corp.	1.650%	7/12/21	13,022	12,602
American Honda Finance Corp.	1.700%	9/9/21	17,256	16,677
American Honda Finance Corp.	3.375%	12/10/21	5,319	5,385
American Honda Finance Corp.	2.600%	11/16/22	10,500	10,284
American Honda Finance Corp.	3.450%	7/14/23	2,856	2,883
American Honda Finance Corp.	3.625%	10/10/23	12,015	12,262
American Honda Finance Corp.	3.550%	1/12/24	13,200	13,416
American Honda Finance Corp.	2.900%	2/16/24	5,475	5,402
Aptiv plc	3.150%	11/19/20	5,183	5,169
Automatic Data Processing Inc.	2.250%	9/15/20	13,206	13,108
AutoNation Inc.	3.350%	1/15/21	4,225	4,194
AutoZone Inc.	4.000%	11/15/20	4,611	4,659
AutoZone Inc.	3.700%	4/15/22	13,027	13,140
AutoZone Inc.	2.875%	1/15/23	13,337	13,035
AutoZone Inc.	3.125%	7/15/23	5,822	5,735

19

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Best Buy Co. Inc.	5.500%	3/15/21	9,410	9,786
Block Financial LLC	4.125%	10/1/20	15,248	15,421
Block Financial LLC	5.500%	11/1/22	1,175	1,222
Booking Holdings Inc.	2.750%	3/15/23	8,075	7,883
BorgWarner Inc.	4.625%	9/15/20	575	586
Carnival Corp.	3.950%	10/15/20	9,106	9,232
Costco Wholesale Corp.	2.150%	5/18/21	15,287	15,080
Costco Wholesale Corp.	2.250%	2/15/22	8,585	8,456
Costco Wholesale Corp.	2.300%	5/18/22	14,515	14,296
Cummins Inc.	3.650%	10/1/23	6,525	6,681
Dollar General Corp.	3.250%	4/15/23	8,102	7,959
Dollar Tree Inc.	3.700%	5/15/23	18,420	18,215
DR Horton Inc.	2.550%	12/1/20	10,570	10,423
DR Horton Inc.	4.375%	9/15/22	5,185	5,219
DR Horton Inc.	4.750%	2/15/23	3,100	3,166
DR Horton Inc.	5.750%	8/15/23	8,525	9,004
eBay Inc.	2.150%	6/5/20	6,985	6,898
eBay Inc.	3.250%	10/15/20	8,615	8,615
eBay Inc.	2.875%	8/1/21	9,332	9,263
eBay Inc.	3.800%	3/9/22	13,713	13,902
eBay Inc.	2.600%	7/15/22	7,516	7,337
eBay Inc.	2.750%	1/30/23	15,641	15,224
Expedia Group Inc.	5.950%	8/15/20	14,045	14,537
Family Dollar Stores Inc.	5.000%	2/1/21	500	513
Ford Motor Credit Co. LLC	2.459%	3/27/20	10,768	10,625
Ford Motor Credit Co. LLC	2.425%	6/12/20	1,525	1,496
Ford Motor Credit Co. LLC	3.157%	8/4/20	17,803	17,608
Ford Motor Credit Co. LLC	2.343%	11/2/20	14,884	14,480
Ford Motor Credit Co. LLC	3.200%	1/15/21	27,871	27,465
Ford Motor Credit Co. LLC	5.750%	2/1/21	18,160	18,648
Ford Motor Credit Co. LLC	3.336%	3/18/21	31,826	31,223
Ford Motor Credit Co. LLC	5.875%	8/2/21	25,167	26,014
Ford Motor Credit Co. LLC	3.813%	10/12/21	15,350	15,139
Ford Motor Credit Co. LLC	5.596%	1/7/22	15,000	15,371
Ford Motor Credit Co. LLC	3.219%	1/9/22	25,340	24,275
Ford Motor Credit Co. LLC	3.339%	3/28/22	12,825	12,291
Ford Motor Credit Co. LLC	2.979%	8/3/22	11,700	11,038
Ford Motor Credit Co. LLC	4.250%	9/20/22	8,075	7,954
Ford Motor Credit Co. LLC	4.140%	2/15/23	3,200	3,090
Ford Motor Credit Co. LLC	3.096%	5/4/23	20,838	19,151
Ford Motor Credit Co. LLC	4.375%	8/6/23	15,214	14,784
Ford Motor Credit Co. LLC	3.810%	1/9/24	18,259	16,927
General Motors Co.	4.875%	10/2/23	26,225	26,957
General Motors Financial Co. Inc.	2.650%	4/13/20	20,950	20,829
General Motors Financial Co. Inc.	3.200%	7/13/20	19,458	19,439
General Motors Financial Co. Inc.	2.450%	11/6/20	15,250	14,989
General Motors Financial Co. Inc.	3.700%	11/24/20	16,231	16,262
General Motors Financial Co. Inc.	4.200%	3/1/21	22,354	22,610
General Motors Financial Co. Inc.	3.550%	4/9/21	13,860	13,852
General Motors Financial Co. Inc.	3.200%	7/6/21	29,204	28,890
General Motors Financial Co. Inc.	4.375%	9/25/21	15,725	15,970
General Motors Financial Co. Inc.	4.200%	11/6/21	22,440	22,711
General Motors Financial Co. Inc.	3.450%	1/14/22	20,112	20,060
General Motors Financial Co. Inc.	3.450%	4/10/22	24,149	23,997
General Motors Financial Co. Inc.	3.150%	6/30/22	13,523	13,256
General Motors Financial Co. Inc.	3.250%	1/5/23	4,600	4,476
General Motors Financial Co. Inc.	3.700%	5/9/23	11,879	11,683
General Motors Financial Co. Inc.	4.250%	5/15/23	8,563	8,596
General Motors Financial Co. Inc.	4.150%	6/19/23	11,087	10,996
General Motors Financial Co. Inc.	5.100%	1/17/24	28,950	29,635
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	15,747	15,944
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	5,225	5,277
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	6,149	6,357
Home Depot Inc.	1.800%	6/5/20	17,650	17,448

20

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Home Depot Inc.	3.950%	9/15/20	5,301	5,378
Home Depot Inc.	2.000%	4/1/21	18,266	18,019
Home Depot Inc.	4.400%	4/1/21	13,355	13,736
Home Depot Inc.	3.250%	3/1/22	7,100	7,192
Home Depot Inc.	2.625%	6/1/22	13,368	13,307
Home Depot Inc.	2.700%	4/1/23	18,380	18,263
Home Depot Inc.	3.750%	2/15/24	15,075	15,630
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,208
Hyatt Hotels Corp.	3.375%	7/15/23	4,675	4,634
IHS Markit Ltd.	4.125%	8/1/23	6,439	6,455
JD.com Inc.	3.125%	4/29/21	7,084	6,969
Kohl’s Corp.	3.250%	2/1/23	6,425	6,239
Lowe’s Cos. Inc.	4.625%	4/15/20	8,239	8,342
Lowe’s Cos. Inc.	3.750%	4/15/21	8,600	8,654
Lowe’s Cos. Inc.	3.800%	11/15/21	6,713	6,806
Lowe’s Cos. Inc.	3.120%	4/15/22	9,044	9,037
Lowe’s Cos. Inc.	3.875%	9/15/23	12,641	12,861
Macy’s Retail Holdings Inc.	3.450%	1/15/21	5,200	5,161
Macy’s Retail Holdings Inc.	3.875%	1/15/22	7,950	7,950
Macy’s Retail Holdings Inc.	2.875%	2/15/23	12,806	12,041
Macy’s Retail Holdings Inc.	4.375%	9/1/23	3,925	3,867
Marriott International Inc.	3.375%	10/15/20	9,925	9,942
Marriott International Inc.	2.875%	3/1/21	7,190	7,128
Marriott International Inc.	3.125%	10/15/21	3,150	3,127
Marriott International Inc.	2.300%	1/15/22	14,087	13,718
Marriott International Inc.	3.250%	9/15/22	3,190	3,162
Mastercard Inc.	2.000%	11/21/21	8,838	8,673
McDonald’s Corp.	2.200%	5/26/20	15,928	15,810
McDonald’s Corp.	3.500%	7/15/20	8,950	9,029
McDonald’s Corp.	2.750%	12/9/20	26,117	26,078
McDonald’s Corp.	3.625%	5/20/21	7,246	7,347
McDonald’s Corp.	2.625%	1/15/22	13,504	13,386
McDonald’s Corp.	3.350%	4/1/23	5,811	5,856
NIKE Inc.	2.250%	5/1/23	11,349	11,151
Nordstrom Inc.	4.750%	5/1/20	7,123	7,250
Nordstrom Inc.	4.000%	10/15/21	7,457	7,561
NVR Inc.	3.950%	9/15/22	8,768	8,920
O’Reilly Automotive Inc.	4.875%	1/14/21	5,715	5,873
O’Reilly Automotive Inc.	4.625%	9/15/21	5,327	5,487
O’Reilly Automotive Inc.	3.800%	9/1/22	6,050	6,126
O’Reilly Automotive Inc.	3.850%	6/15/23	4,143	4,206
PACCAR Financial Corp.	2.500%	8/14/20	3,000	2,987
PACCAR Financial Corp.	2.050%	11/13/20	7,650	7,536
PACCAR Financial Corp.	2.250%	2/25/21	2,680	2,650
PACCAR Financial Corp.	2.800%	3/1/21	5,360	5,353
PACCAR Financial Corp.	3.150%	8/9/21	10,500	10,484
PACCAR Financial Corp.	2.850%	3/1/22	4,500	4,494
PACCAR Financial Corp.	3.400%	8/9/23	4,750	4,751
QVC Inc.	5.125%	7/2/22	8,763	9,091
QVC Inc.	4.375%	3/15/23	8,164	8,206
Ralph Lauren Corp.	2.625%	8/18/20	3,850	3,810
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	7,535	7,441
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	6,225	6,560
Sands China Ltd.	4.600%	8/8/23	24,400	24,644
Starbucks Corp.	2.200%	11/22/20	17,200	17,009
Starbucks Corp.	2.100%	2/4/21	19,384	19,095
Starbucks Corp.	2.700%	6/15/22	4,232	4,195
Starbucks Corp.	3.100%	3/1/23	8,513	8,483
Starbucks Corp.	3.850%	10/1/23	7,923	8,122
Tapestry Inc.	3.000%	7/15/22	5,850	5,667
Target Corp.	3.875%	7/15/20	16,158	16,396
Target Corp.	2.900%	1/15/22	18,125	18,217
TJX Cos. Inc.	2.750%	6/15/21	10,110	10,086
TJX Cos. Inc.	2.500%	5/15/23	19,856	19,432

21

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Toyota Motor Corp.	3.183%	7/20/21	7,142	7,208
Toyota Motor Corp.	3.419%	7/20/23	9,100	9,211
Toyota Motor Credit Corp.	2.150%	3/12/20	18,949	18,822
Toyota Motor Credit Corp.	1.950%	4/17/20	23,996	23,786
Toyota Motor Credit Corp.	4.500%	6/17/20	5,422	5,536
Toyota Motor Credit Corp.	4.250%	1/11/21	4,875	5,001
Toyota Motor Credit Corp.	1.900%	4/8/21	18,122	17,777
Toyota Motor Credit Corp.	2.950%	4/13/21	11,657	11,688
Toyota Motor Credit Corp.	2.750%	5/17/21	6,173	6,179
Toyota Motor Credit Corp.	3.400%	9/15/21	12,761	12,957
Toyota Motor Credit Corp.	2.600%	1/11/22	24,349	24,153
Toyota Motor Credit Corp.	3.300%	1/12/22	16,242	16,419
Toyota Motor Credit Corp.	2.800%	7/13/22	16,882	16,834
Toyota Motor Credit Corp.	2.150%	9/8/22	17,502	17,032
Toyota Motor Credit Corp.	2.625%	1/10/23	14,693	14,448
Toyota Motor Credit Corp.	2.700%	1/11/23	15,400	15,185
Toyota Motor Credit Corp.	3.450%	9/20/23	6,200	6,287
Toyota Motor Credit Corp.	2.250%	10/18/23	6,475	6,232
Toyota Motor Credit Corp.	3.350%	1/8/24	7,000	7,063
VF Corp.	3.500%	9/1/21	5,970	6,046
Visa Inc.	2.200%	12/14/20	42,354	41,991
Visa Inc.	2.150%	9/15/22	17,650	17,253
Visa Inc.	2.800%	12/14/22	32,541	32,501
Walgreen Co.	3.100%	9/15/22	9,013	8,934
Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,600	15,661
Walmart Inc.	2.850%	6/23/20	27,325	27,395
Walmart Inc.	3.625%	7/8/20	5,826	5,899
Walmart Inc.	3.250%	10/25/20	29,597	29,858
Walmart Inc.	1.900%	12/15/20	18,620	18,367
Walmart Inc.	3.125%	6/23/21	30,331	30,619
Walmart Inc.	2.350%	12/15/22	17,700	17,426
Walmart Inc.	2.550%	4/11/23	23,714	23,444
Walmart Inc.	3.400%	6/26/23	28,002	28,524
Western Union Co.	5.253%	4/1/20	3,025	3,081
Western Union Co.	3.600%	3/15/22	12,770	12,834
Consumer Noncyclical (14.5%)
Abbott Laboratories	2.900%	11/30/21	46,450	46,378
Abbott Laboratories	2.550%	3/15/22	11,760	11,610
Abbott Laboratories	3.400%	11/30/23	15,989	16,143
AbbVie Inc.	2.500%	5/14/20	65,406	65,004
AbbVie Inc.	2.300%	5/14/21	14,696	14,440
AbbVie Inc.	3.375%	11/14/21	17,000	17,086
AbbVie Inc.	2.900%	11/6/22	34,696	34,084
AbbVie Inc.	3.200%	11/6/22	13,447	13,380
AbbVie Inc.	2.850%	5/14/23	27,048	26,372
AbbVie Inc.	3.750%	11/14/23	28,625	28,898
Actavis Inc.	3.250%	10/1/22	28,314	27,961
Agilent Technologies Inc.	5.000%	7/15/20	9,799	10,031
Agilent Technologies Inc.	3.200%	10/1/22	6,649	6,590
Agilent Technologies Inc.	3.875%	7/15/23	8,475	8,614
Allergan Funding SCS	3.000%	3/12/20	40,849	40,787
Allergan Funding SCS	3.450%	3/15/22	45,252	45,051
Allergan Inc.	3.375%	9/15/20	9,493	9,494
Allergan Inc.	2.800%	3/15/23	3,130	3,017
Altria Group Inc.	4.750%	5/5/21	11,277	11,660
Altria Group Inc.	3.490%	2/14/22	5,700	5,733
Altria Group Inc.	2.850%	8/9/22	27,725	27,240
Altria Group Inc.	2.950%	5/2/23	5,582	5,442
Altria Group Inc.	4.000%	1/31/24	19,482	19,656
Altria Group Inc.	3.800%	2/14/24	14,000	14,003
AmerisourceBergen Corp.	3.500%	11/15/21	10,305	10,345
Amgen Inc.	4.500%	3/15/20	1,936	1,967
Amgen Inc.	2.125%	5/1/20	14,038	13,913

22

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	2.200%	5/11/20	9,839	9,759
	Amgen Inc.	3.450%	10/1/20	7,372	7,429
	Amgen Inc.	4.100%	6/15/21	11,220	11,445
	Amgen Inc.	1.850%	8/19/21	12,678	12,326
	Amgen Inc.	3.875%	11/15/21	26,243	26,715
	Amgen Inc.	2.700%	5/1/22	6,518	6,432
	Amgen Inc.	2.650%	5/11/22	23,251	22,939
	Amgen Inc.	3.625%	5/15/22	17,050	17,269
	Amgen Inc.	2.250%	8/19/23	11,469	11,032
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	10,736	10,683
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	2,487	2,431
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	40,279	40,520
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	10,965	11,129
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,825	3,912
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	9,809	10,005
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	30,568	30,068
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	26,014	26,215
2	Anheuser-Busch North American Holding Corp.	3.750%	1/15/22	750	747
	Archer-Daniels-Midland Co.	4.479%	3/1/21	3,618	3,727
	Archer-Daniels-Midland Co.	3.375%	3/15/22	8,000	8,083
	AstraZeneca plc	2.375%	11/16/20	18,523	18,315
	AstraZeneca plc	2.375%	6/12/22	15,750	15,395
	AstraZeneca plc	3.500%	8/17/23	13,100	13,166
	BAT Capital Corp.	2.297%	8/14/20	37,107	36,454
	BAT Capital Corp.	2.764%	8/15/22	31,373	30,485
	Baxalta Inc.	2.875%	6/23/20	4,450	4,428
	Baxalta Inc.	3.600%	6/23/22	2,429	2,423
	Baxter International Inc.	1.700%	8/15/21	5,787	5,591
	Beam Suntory Inc.	3.250%	5/15/22	2,450	2,421
	Becton Dickinson & Co.	2.404%	6/5/20	17,187	17,025
	Becton Dickinson & Co.	3.250%	11/12/20	15,354	15,297
	Becton Dickinson & Co.	3.125%	11/8/21	14,055	13,986
	Becton Dickinson & Co.	2.894%	6/6/22	28,476	28,117
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	5,975	6,089
	Biogen Inc.	2.900%	9/15/20	22,856	22,800
	Biogen Inc.	3.625%	9/15/22	18,118	18,389
	Boston Scientific Corp.	6.000%	1/15/20	11,284	11,575
	Boston Scientific Corp.	2.850%	5/15/20	9,186	9,197
	Boston Scientific Corp.	3.375%	5/15/22	8,160	8,140
	Boston Scientific Corp.	4.125%	10/1/23	6,870	7,051
	Boston Scientific Corp.	3.450%	3/1/24	2,000	2,002
	Bristol-Myers Squibb Co.	2.000%	8/1/22	11,393	11,021
	Bristol-Myers Squibb Co.	7.150%	6/15/23	1,325	1,535
	Bristol-Myers Squibb Co.	3.250%	11/1/23	8,396	8,448
	Bunge Ltd. Finance Corp.	3.500%	11/24/20	4,315	4,310
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	10,724	10,415
	Campbell Soup Co.	3.300%	3/15/21	11,200	11,188
	Campbell Soup Co.	4.250%	4/15/21	3,119	3,174
	Campbell Soup Co.	2.500%	8/2/22	8,216	7,876
	Campbell Soup Co.	3.650%	3/15/23	18,040	17,836
	Cardinal Health Inc.	4.625%	12/15/20	7,525	7,704
	Cardinal Health Inc.	2.616%	6/15/22	23,302	22,630
	Cardinal Health Inc.	3.200%	3/15/23	7,250	7,149
	Celgene Corp.	2.875%	8/15/20	22,309	22,255
	Celgene Corp.	3.950%	10/15/20	10,460	10,591
	Celgene Corp.	2.875%	2/19/21	12,875	12,797
	Celgene Corp.	2.250%	8/15/21	400	391
	Celgene Corp.	3.250%	8/15/22	12,714	12,618
	Celgene Corp.	3.550%	8/15/22	14,971	15,065
	Celgene Corp.	2.750%	2/15/23	18,185	17,682
	Celgene Corp.	3.250%	2/20/23	5,150	5,105
	Celgene Corp.	4.000%	8/15/23	9,468	9,683
	Church & Dwight Co. Inc.	2.450%	8/1/22	6,643	6,476
	Church & Dwight Co. Inc.	2.875%	10/1/22	3,233	3,189

23

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Clorox Co.	3.800%	11/15/21	2,904	2,955
Clorox Co.	3.050%	9/15/22	9,315	9,280
Coca-Cola Co.	1.875%	10/27/20	19,151	18,890
Coca-Cola Co.	2.450%	11/1/20	21,025	20,948
Coca-Cola Co.	3.150%	11/15/20	13,842	13,943
Coca-Cola Co.	1.550%	9/1/21	17,875	17,363
Coca-Cola Co.	3.300%	9/1/21	17,287	17,504
Coca-Cola Co.	2.200%	5/25/22	11,960	11,735
Coca-Cola Co.	2.500%	4/1/23	9,175	9,085
Coca-Cola Co.	3.200%	11/1/23	22,399	22,782
Coca-Cola European Partners plc	3.500%	9/15/20	6,360	6,368
Coca-Cola European Partners plc	3.250%	8/19/21	674	668
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,305	12,522
Colgate-Palmolive Co.	2.450%	11/15/21	6,750	6,691
Colgate-Palmolive Co.	2.300%	5/3/22	7,720	7,614
Colgate-Palmolive Co.	2.250%	11/15/22	6,623	6,481
Colgate-Palmolive Co.	1.950%	2/1/23	6,150	5,934
Colgate-Palmolive Co.	2.100%	5/1/23	9,257	8,992
Common Spirit Health	2.950%	11/1/22	6,967	6,779
Conagra Brands Inc.	3.800%	10/22/21	20,700	20,846
Conagra Brands Inc.	3.200%	1/25/23	6,711	6,577
Constellation Brands Inc.	2.250%	11/6/20	12,020	11,826
Constellation Brands Inc.	3.750%	5/1/21	6,383	6,440
Constellation Brands Inc.	2.700%	5/9/22	14,605	14,276
Constellation Brands Inc.	2.650%	11/7/22	12,700	12,333
Constellation Brands Inc.	3.200%	2/15/23	8,650	8,553
Constellation Brands Inc.	4.250%	5/1/23	11,215	11,539
Covidien International Finance SA	4.200%	6/15/20	16,435	16,702
Covidien International Finance SA	3.200%	6/15/22	9,775	9,846
Covidien International Finance SA	2.950%	6/15/23	3,280	3,254
CVS Health Corp.	3.125%	3/9/20	36,543	36,564
CVS Health Corp.	2.800%	7/20/20	48,900	48,673
CVS Health Corp.	3.350%	3/9/21	40,750	40,856
CVS Health Corp.	4.125%	5/15/21	6,000	6,090
CVS Health Corp.	2.125%	6/1/21	24,588	23,976
CVS Health Corp.	3.500%	7/20/22	24,242	24,330
CVS Health Corp.	2.750%	12/1/22	13,496	13,141
CVS Health Corp.	4.750%	12/1/22	3,574	3,717
CVS Health Corp.	3.700%	3/9/23	93,545	93,976
CVS Health Corp.	4.000%	12/5/23	22,273	22,604
Danaher Corp.	2.400%	9/15/20	8,859	8,784
Diageo Capital plc	3.000%	5/18/20	5,909	5,918
Diageo Capital plc	4.828%	7/15/20	10,066	10,329
Diageo Capital plc	2.625%	4/29/23	18,185	17,916
Diageo Capital plc	3.500%	9/18/23	2,050	2,087
Diageo Investment Corp.	2.875%	5/11/22	20,625	20,544
Dignity Health	3.125%	11/1/22	3,859	3,803
Eli Lilly & Co.	2.350%	5/15/22	9,805	9,669
Estee Lauder Cos. Inc.	1.700%	5/10/21	10,219	9,968
Express Scripts Holding Co.	2.600%	11/30/20	8,950	8,872
Express Scripts Holding Co.	3.300%	2/25/21	5,200	5,207
Express Scripts Holding Co.	4.750%	11/15/21	18,485	19,158
Express Scripts Holding Co.	3.900%	2/15/22	17,668	18,021
Express Scripts Holding Co.	3.050%	11/30/22	14,586	14,406
Express Scripts Holding Co.	3.000%	7/15/23	18,272	17,908
Flowers Foods Inc.	4.375%	4/1/22	5,245	5,369
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,000	2,887
General Mills Inc.	3.200%	4/16/21	11,965	11,980
General Mills Inc.	3.150%	12/15/21	12,500	12,517
General Mills Inc.	2.600%	10/12/22	11,570	11,280
General Mills Inc.	3.700%	10/17/23	12,875	12,986
General Mills Inc.	3.650%	2/15/24	3,000	3,022
Genzyme Corp.	5.000%	6/15/20	2,393	2,459
Gilead Sciences Inc.	2.550%	9/1/20	21,534	21,458

24

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	4.500%	4/1/21	15,996	16,398
	Gilead Sciences Inc.	4.400%	12/1/21	18,835	19,450
	Gilead Sciences Inc.	1.950%	3/1/22	11,650	11,271
	Gilead Sciences Inc.	3.250%	9/1/22	19,620	19,654
	Gilead Sciences Inc.	2.500%	9/1/23	12,662	12,238
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	19,365	19,200
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	17,608	17,807
	GlaxoSmithKline Capital plc	3.125%	5/14/21	22,851	22,971
	GlaxoSmithKline Capital plc	2.850%	5/8/22	15,387	15,348
	Hasbro Inc.	3.150%	5/15/21	4,350	4,324
	HCA Inc.	4.750%	5/1/23	9,330	9,668
	HCA Inc.	5.000%	3/15/24	8,600	8,976
	Hershey Co.	2.900%	5/15/20	9,655	9,668
	Hershey Co.	4.125%	12/1/20	4,625	4,734
	Hershey Co.	3.100%	5/15/21	11,185	11,267
	Hershey Co.	2.625%	5/1/23	750	739
	Hershey Co.	3.375%	5/15/23	6,786	6,868
	Hillshire Brands Co.	4.100%	9/15/20	1,857	1,878
	Ingredion Inc.	4.625%	11/1/20	5,235	5,333
	JM Smucker Co.	2.500%	3/15/20	7,499	7,457
	JM Smucker Co.	3.500%	10/15/21	7,575	7,632
	JM Smucker Co.	3.000%	3/15/22	9,077	8,941
	Johnson & Johnson	2.950%	9/1/20	7,358	7,388
	Johnson & Johnson	1.950%	11/10/20	7,765	7,674
	Johnson & Johnson	1.650%	3/1/21	5,727	5,607
	Johnson & Johnson	3.550%	5/15/21	3,400	3,453
	Johnson & Johnson	2.450%	12/5/21	7,810	7,754
	Johnson & Johnson	2.250%	3/3/22	16,926	16,695
	Johnson & Johnson	2.050%	3/1/23	13,140	12,772
	Johnson & Johnson	6.730%	11/15/23	50	58
	Johnson & Johnson	3.375%	12/5/23	11,377	11,656
	Kaiser Foundation Hospitals	3.500%	4/1/22	4,650	4,615
	Kellogg Co.	4.000%	12/15/20	9,360	9,502
	Kellogg Co.	3.250%	5/14/21	9,100	9,123
	Kellogg Co.	3.125%	5/17/22	2,775	2,747
	Kellogg Co.	2.650%	12/1/23	7,645	7,436
2	Keurig Dr Pepper Inc.	3.551%	5/25/21	25,985	26,081
	Keurig Dr Pepper Inc.	2.530%	11/15/21	1,000	978
2	Keurig Dr Pepper Inc.	4.057%	5/25/23	25,700	25,899
	Keurig Dr Pepper Inc.	3.130%	12/15/23	10,083	9,792
	Kimberly-Clark Corp.	2.400%	3/1/22	3,102	3,044
	Kimberly-Clark Corp.	2.400%	6/1/23	4,732	4,591
	Kraft Foods Group Inc.	3.500%	6/6/22	17,346	17,238
	Kraft Heinz Foods Co.	2.800%	7/2/20	29,719	29,536
	Kraft Heinz Foods Co.	3.375%	6/15/21	9,974	9,950
	Kraft Heinz Foods Co.	3.500%	7/15/22	16,960	16,899
	Kraft Heinz Foods Co.	4.000%	6/15/23	23,076	23,333
	Kroger Co.	3.300%	1/15/21	4,731	4,755
	Kroger Co.	2.600%	2/1/21	7,605	7,548
	Kroger Co.	2.950%	11/1/21	12,547	12,472
	Kroger Co.	3.400%	4/15/22	11,200	11,215
	Kroger Co.	2.800%	8/1/22	1,306	1,282
	Kroger Co.	3.850%	8/1/23	8,200	8,304
	Kroger Co.	4.000%	2/1/24	2,600	2,629
	Laboratory Corp. of America Holdings	4.625%	11/15/20	4,345	4,432
	Laboratory Corp. of America Holdings	3.200%	2/1/22	12,655	12,622
	Laboratory Corp. of America Holdings	3.750%	8/23/22	8,122	8,234
	Laboratory Corp. of America Holdings	4.000%	11/1/23	4,878	4,914
	Life Technologies Corp.	6.000%	3/1/20	10,714	11,000
	Life Technologies Corp.	5.000%	1/15/21	5,643	5,789
	McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,779
	McCormick & Co. Inc.	2.700%	8/15/22	9,432	9,245
	McKesson Corp.	3.650%	11/30/20	14,825	14,900
	McKesson Corp.	2.700%	12/15/22	3,135	3,037

25

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKesson Corp.	2.850%	3/15/23	8,375	8,167
	Mead Johnson Nutrition Co.	3.000%	11/15/20	15,270	15,253
	Medco Health Solutions Inc.	4.125%	9/15/20	6,000	6,091
	Medtronic Inc.	2.500%	3/15/20	37,347	37,257
	Medtronic Inc.	4.125%	3/15/21	5,853	5,990
	Medtronic Inc.	3.125%	3/15/22	8,991	9,037
	Medtronic Inc.	3.150%	3/15/22	32,999	33,209
	Medtronic Inc.	2.750%	4/1/23	2,072	2,047
	Merck & Co. Inc.	3.875%	1/15/21	16,433	16,722
	Merck & Co. Inc.	2.350%	2/10/22	20,938	20,701
	Merck & Co. Inc.	2.400%	9/15/22	15,284	15,072
	Merck & Co. Inc.	2.800%	5/18/23	23,086	22,971
	Molson Coors Brewing Co.	2.250%	3/15/20	10,030	9,938
	Molson Coors Brewing Co.	2.100%	7/15/21	17,412	16,915
	Molson Coors Brewing Co.	3.500%	5/1/22	6,560	6,536
	Mondelez International Inc.	3.000%	5/7/20	7,475	7,467
	Mondelez International Inc.	3.625%	5/7/23	5,894	5,953
	Mylan Inc.	4.200%	11/29/23	7,403	7,385
	Mylan NV	3.750%	12/15/20	11,127	11,128
	Mylan NV	3.150%	6/15/21	25,946	25,627
	Newell Brands Inc.	3.850%	4/1/23	25,550	24,914
	Novartis Capital Corp.	4.400%	4/24/20	14,672	14,948
	Novartis Capital Corp.	2.400%	5/17/22	6,250	6,165
	Novartis Capital Corp.	2.400%	9/21/22	23,305	22,927
	Pall Corp.	5.000%	6/15/20	2,175	2,227
	PepsiCo Inc.	4.500%	1/15/20	10,750	10,898
	PepsiCo Inc.	1.850%	4/30/20	8,717	8,631
	PepsiCo Inc.	2.150%	10/14/20	20,858	20,676
	PepsiCo Inc.	3.125%	11/1/20	16,111	16,193
	PepsiCo Inc.	2.000%	4/15/21	17,722	17,459
	PepsiCo Inc.	3.000%	8/25/21	8,530	8,573
	PepsiCo Inc.	1.700%	10/6/21	10,740	10,458
	PepsiCo Inc.	2.750%	3/5/22	16,666	16,645
	PepsiCo Inc.	2.250%	5/2/22	8,190	8,046
	PepsiCo Inc.	3.100%	7/17/22	15,396	15,551
	PepsiCo Inc.	2.750%	3/1/23	14,377	14,342
	PerkinElmer Inc.	5.000%	11/15/21	5,310	5,486
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	8,144	7,845
	Pfizer Inc.	5.200%	8/12/20	3,450	3,563
	Pfizer Inc.	1.950%	6/3/21	23,286	22,879
	Pfizer Inc.	3.000%	9/15/21	10,750	10,806
	Pfizer Inc.	2.200%	12/15/21	17,511	17,293
	Pfizer Inc.	3.000%	6/15/23	14,396	14,502
	Pfizer Inc.	5.800%	8/12/23	1,634	1,824
	Pfizer Inc.	3.200%	9/15/23	9,350	9,478
	Philip Morris International Inc.	4.500%	3/26/20	14,613	14,856
	Philip Morris International Inc.	1.875%	2/25/21	15,883	15,573
	Philip Morris International Inc.	4.125%	5/17/21	4,400	4,504
	Philip Morris International Inc.	2.900%	11/15/21	4,852	4,824
	Philip Morris International Inc.	2.625%	2/18/22	8,690	8,562
	Philip Morris International Inc.	2.375%	8/17/22	13,166	12,835
	Philip Morris International Inc.	2.500%	8/22/22	8,845	8,647
	Philip Morris International Inc.	2.500%	11/2/22	14,719	14,397
	Philip Morris International Inc.	2.625%	3/6/23	9,462	9,244
	Philip Morris International Inc.	2.125%	5/10/23	8,769	8,404
	Philip Morris International Inc.	3.600%	11/15/23	4,000	4,072
1	Procter & Gamble - Esop	9.360%	1/1/21	593	634
	Procter & Gamble Co.	1.900%	10/23/20	11,900	11,753
	Procter & Gamble Co.	1.850%	2/2/21	11,755	11,580
	Procter & Gamble Co.	1.700%	11/3/21	13,500	13,163
	Procter & Gamble Co.	2.300%	2/6/22	18,474	18,265
	Procter & Gamble Co.	2.150%	8/11/22	2,476	2,417
	Procter & Gamble Co.	3.100%	8/15/23	15,086	15,277
	Quest Diagnostics Inc.	2.500%	3/30/20	6,055	6,018

26

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	4.700%	4/1/21	4,274	4,399
	Reynolds American Inc.	6.875%	5/1/20	8,310	8,588
	Reynolds American Inc.	3.250%	6/12/20	17,403	17,384
	Reynolds American Inc.	4.000%	6/12/22	8,820	8,897
	Reynolds American Inc.	4.850%	9/15/23	10,293	10,736
	Sanofi	4.000%	3/29/21	25,652	26,263
	Sanofi	3.375%	6/19/23	21,085	21,379
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	50,526	49,334
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	39,551	38,279
	SSM Health Care Corp.	3.688%	6/1/23	7,200	7,296
	Stryker Corp.	2.625%	3/15/21	9,990	9,904
	Sysco Corp.	2.600%	10/1/20	11,885	11,797
	Sysco Corp.	2.500%	7/15/21	6,624	6,526
	Sysco Corp.	2.600%	6/12/22	5,875	5,765
2	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	22,400	22,568
2	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	22,900	23,256
2	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	16,500	16,970
	Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,875	1,908
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	10,178	10,460
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	8,839	8,918
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	19,105	19,150
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	10,325	10,285
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	17,067	16,835
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	16,126	16,627
	Tupperware Brands Corp.	4.750%	6/1/21	7,978	8,149
	Tyson Foods Inc.	2.250%	8/23/21	11,548	11,261
	Tyson Foods Inc.	4.500%	6/15/22	18,036	18,598
	Tyson Foods Inc.	3.900%	9/28/23	2,875	2,897
	Unilever Capital Corp.	1.800%	5/5/20	6,546	6,473
	Unilever Capital Corp.	2.100%	7/30/20	12,920	12,791
	Unilever Capital Corp.	4.250%	2/10/21	13,963	14,346
	Unilever Capital Corp.	2.750%	3/22/21	1,900	1,898
	Unilever Capital Corp.	1.375%	7/28/21	6,190	5,975
	Unilever Capital Corp.	3.000%	3/7/22	10,350	10,378
	Unilever Capital Corp.	2.200%	5/5/22	7,100	6,958
	Unilever Capital Corp.	3.125%	3/22/23	7,000	7,002
	Whirlpool Corp.	4.850%	6/15/21	5,323	5,477
	Whirlpool Corp.	4.700%	6/1/22	3,675	3,799
	Wyeth LLC	6.450%	2/1/24	8,825	10,146
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	19,835	19,742
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	2,400	2,407
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	14,243	14,085
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	4,950	4,925
	Zoetis Inc.	3.450%	11/13/20	9,946	9,997
	Zoetis Inc.	3.250%	8/20/21	4,302	4,302
	Zoetis Inc.	3.250%	2/1/23	15,453	15,377
	Energy (7.1%)
	Anadarko Petroleum Corp.	4.850%	3/15/21	6,837	7,024
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	6,800	6,766
	Apache Corp.	3.625%	2/1/21	8,079	8,122
	Apache Corp.	3.250%	4/15/22	11,740	11,640
	Apache Corp.	2.625%	1/15/23	4,612	4,440
	Baker Hughes a GE Co. LLC	3.200%	8/15/21	7,533	7,564
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	25,400	24,994
	Boardwalk Pipelines LP	3.375%	2/1/23	5,525	5,340
	BP Capital Markets America Inc.	4.500%	10/1/20	14,948	15,310
	BP Capital Markets America Inc.	4.742%	3/11/21	16,797	17,384
	BP Capital Markets America Inc.	2.112%	9/16/21	3,764	3,678
	BP Capital Markets America Inc.	3.245%	5/6/22	24,656	24,863
	BP Capital Markets America Inc.	2.520%	9/19/22	9,610	9,401
	BP Capital Markets America Inc.	2.750%	5/10/23	29,041	28,616
	BP Capital Markets America Inc.	3.216%	11/28/23	7,881	7,891

27

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.790%	2/6/24	8,080	8,293
	BP Capital Markets plc	4.500%	10/1/20	4,000	4,099
	BP Capital Markets plc	3.561%	11/1/21	17,087	17,345
	BP Capital Markets plc	3.062%	3/17/22	12,926	12,959
	BP Capital Markets plc	3.245%	5/6/22	4,000	4,030
	BP Capital Markets plc	2.500%	11/6/22	14,275	13,997
	BP Capital Markets plc	3.994%	9/26/23	11,065	11,447
	BP Capital Markets plc	3.216%	11/28/23	633	634
	BP Capital Markets plc	3.814%	2/10/24	24,501	25,176
	Buckeye Partners LP	4.875%	2/1/21	10,164	10,357
	Buckeye Partners LP	4.150%	7/1/23	6,425	6,388
	Canadian Natural Resources Ltd.	3.450%	11/15/21	5,890	5,889
	Canadian Natural Resources Ltd.	2.950%	1/15/23	19,489	19,073
	Cenovus Energy Inc.	5.700%	10/15/19	8,604	8,733
	Cenovus Energy Inc.	3.000%	8/15/22	6,200	6,006
	Cenovus Energy Inc.	3.800%	9/15/23	5,650	5,579
	Chevron Corp.	1.961%	3/3/20	16,806	16,680
	Chevron Corp.	1.991%	3/3/20	8,223	8,164
	Chevron Corp.	2.427%	6/24/20	8,289	8,256
	Chevron Corp.	2.419%	11/17/20	22,183	22,066
	Chevron Corp.	2.100%	5/16/21	24,409	24,074
	Chevron Corp.	2.411%	3/3/22	9,480	9,387
	Chevron Corp.	2.498%	3/3/22	7,234	7,181
	Chevron Corp.	2.355%	12/5/22	41,923	41,153
	Chevron Corp.	2.566%	5/16/23	7,721	7,612
	Chevron Corp.	3.191%	6/24/23	35,745	36,067
	Columbia Pipeline Group Inc.	3.300%	6/1/20	13,535	13,537
	ConocoPhillips Co.	2.400%	12/15/22	500	488
	Continental Resources Inc.	5.000%	9/15/22	1,000	1,008
	Continental Resources Inc.	4.500%	4/15/23	24,768	25,276
	Continental Resources Inc.	3.800%	6/1/24	4,850	4,783
	Devon Energy Corp.	4.000%	7/15/21	10,497	10,644
	Devon Energy Corp.	3.250%	5/15/22	14,062	13,996
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	12,807	12,776
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	6,850	6,851
	Enbridge Energy Partners LP	5.200%	3/15/20	7,942	8,116
	Enbridge Energy Partners LP	4.375%	10/15/20	8,410	8,555
	Enbridge Energy Partners LP	4.200%	9/15/21	7,975	8,125
	Enbridge Inc.	2.900%	7/15/22	16,329	16,023
	Enbridge Inc.	4.000%	10/1/23	7,429	7,549
	Encana Corp.	3.900%	11/15/21	8,164	8,236
	Energy Transfer LP	4.250%	3/15/23	3,000	3,038
	Energy Transfer Operating LP	4.150%	10/1/20	10,638	10,757
	Energy Transfer Operating LP	4.650%	6/1/21	16,688	17,088
	Energy Transfer Operating LP	5.200%	2/1/22	13,417	13,935
	Energy Transfer Operating LP	4.200%	9/15/23	8,972	9,129
	Energy Transfer Operating LP	4.900%	2/1/24	3,820	3,969
	Energy Transfer Partners LP	3.600%	2/1/23	18,217	18,082
	Enterprise Products Operating LLC	5.200%	9/1/20	17,459	18,006
	Enterprise Products Operating LLC	2.800%	2/15/21	13,325	13,261
	Enterprise Products Operating LLC	2.850%	4/15/21	10,022	9,974
	Enterprise Products Operating LLC	3.500%	2/1/22	8,300	8,390
	Enterprise Products Operating LLC	4.050%	2/15/22	11,668	11,963
	Enterprise Products Operating LLC	3.350%	3/15/23	19,935	19,990
	Enterprise Products Operating LLC	3.900%	2/15/24	10,000	10,235
1	Enterprise Products Operating LLC	4.875%	8/16/77	4,250	3,903
	EOG Resources Inc.	2.450%	4/1/20	9,377	9,324
	EOG Resources Inc.	4.400%	6/1/20	9,887	10,053
	EOG Resources Inc.	4.100%	2/1/21	10,925	11,118
	EOG Resources Inc.	2.625%	3/15/23	13,805	13,550
	EQT Corp.	2.500%	10/1/20	8,000	7,861
	EQT Corp.	4.875%	11/15/21	5,974	6,127
	EQT Corp.	3.000%	10/1/22	20,375	19,666
	EQT Midstream Partners LP	4.750%	7/15/23	18,916	19,022

28

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	1.912%	3/6/20	18,930	18,818
	Exxon Mobil Corp.	2.222%	3/1/21	28,033	27,777
	Exxon Mobil Corp.	2.397%	3/6/22	19,836	19,617
	Exxon Mobil Corp.	2.726%	3/1/23	22,105	22,002
	Halliburton Co.	3.250%	11/15/21	5,697	5,721
	Halliburton Co.	3.500%	8/1/23	13,579	13,686
	Husky Energy Inc.	3.950%	4/15/22	8,289	8,387
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	11,270	11,655
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	6,055	6,230
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	16,836	16,937
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	6,150	6,443
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	13,337	13,823
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,400	3,479
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	13,970	14,233
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	5,869	5,879
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	7,275	7,249
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	7,200	7,342
	Kinder Morgan Inc.	6.500%	9/15/20	3,978	4,158
	Kinder Morgan Inc.	3.150%	1/15/23	12,860	12,714
	Magellan Midstream Partners LP	4.250%	2/1/21	4,859	4,951
	Marathon Oil Corp.	2.700%	6/1/20	11,960	11,842
	Marathon Oil Corp.	2.800%	11/1/22	14,389	14,014
	Marathon Petroleum Corp.	3.400%	12/15/20	20,257	20,361
	Marathon Petroleum Corp.	5.125%	3/1/21	14,658	15,174
2	Marathon Petroleum Corp.	4.750%	12/15/23	5,490	5,705
	MPLX LP	3.375%	3/15/23	6,203	6,173
	MPLX LP	4.500%	7/15/23	18,156	18,773
	National Fuel Gas Co.	4.900%	12/1/21	8,839	9,051
	National Fuel Gas Co.	3.750%	3/1/23	8,075	7,985
	National Oilwell Varco Inc.	2.600%	12/1/22	22,427	21,675
	Noble Energy Inc.	4.150%	12/15/21	11,699	11,891
	Occidental Petroleum Corp.	4.100%	2/1/21	17,823	18,175
	Occidental Petroleum Corp.	3.125%	2/15/22	15,185	15,275
	Occidental Petroleum Corp.	2.600%	4/15/22	5,120	5,077
	Occidental Petroleum Corp.	2.700%	2/15/23	16,927	16,699
	ONEOK Inc.	4.250%	2/1/22	16,732	17,074
	ONEOK Inc.	7.500%	9/1/23	9,700	11,047
	ONEOK Partners LP	3.375%	10/1/22	10,365	10,365
	ONEOK Partners LP	5.000%	9/15/23	4,955	5,172
	Petro-Canada	9.250%	10/15/21	5,847	6,672
	Phillips 66	4.300%	4/1/22	31,940	33,069
	Pioneer Natural Resources Co.	3.450%	1/15/21	9,550	9,576
	Pioneer Natural Resources Co.	3.950%	7/15/22	9,050	9,211
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	8,434	8,614
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	10,591	10,539
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	5,275	5,071
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	10,228	10,177
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.750%	9/1/20	3,311	3,406
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	15,085	15,971
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	7,829	8,134
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	9,215	9,468
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	30,575	31,639
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	15,085	16,141
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	19,052	20,362
	Schlumberger Investment SA	3.650%	12/1/23	18,658	19,133
	Shell International Finance BV	4.375%	3/25/20	14,605	14,854
	Shell International Finance BV	2.125%	5/11/20	34,820	34,573
	Shell International Finance BV	2.250%	11/10/20	23,918	23,724
	Shell International Finance BV	1.875%	5/10/21	19,908	19,519
	Shell International Finance BV	1.750%	9/12/21	15,387	14,984

29

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Shell International Finance BV	2.375%	8/21/22	16,562	16,285
Shell International Finance BV	2.250%	1/6/23	13,645	13,317
Shell International Finance BV	3.400%	8/12/23	19,575	19,934
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	3,970	4,059
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	12,966	13,195
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	3,200	3,296
TC PipeLines LP	4.650%	6/15/21	2,708	2,759
Total Capital Canada Ltd.	2.750%	7/15/23	14,836	14,656
Total Capital International SA	2.750%	6/19/21	11,727	11,715
Total Capital International SA	2.875%	2/17/22	15,340	15,341
Total Capital International SA	2.700%	1/25/23	19,409	19,183
Total Capital International SA	3.700%	1/15/24	13,725	14,038
Total Capital SA	4.450%	6/24/20	19,630	20,048
Total Capital SA	4.125%	1/28/21	10,430	10,692
Total Capital SA	4.250%	12/15/21	1,950	2,021
TransCanada PipeLines Ltd.	3.800%	10/1/20	22,430	22,722
TransCanada PipeLines Ltd.	2.500%	8/1/22	10,345	10,150
TransCanada PipeLines Ltd.	3.750%	10/16/23	6,225	6,332
Western Gas Partners LP	5.375%	6/1/21	9,652	9,955
Western Gas Partners LP	4.000%	7/1/22	7,488	7,526
Williams Cos. Inc.	5.250%	3/15/20	29,371	29,980
Williams Cos. Inc.	4.125%	11/15/20	7,462	7,556
Williams Cos. Inc.	4.000%	11/15/21	6,757	6,842
Williams Cos. Inc.	3.600%	3/15/22	18,020	18,110
Williams Cos. Inc.	3.350%	8/15/22	15,500	15,403
Williams Cos. Inc.	3.700%	1/15/23	12,350	12,365
Williams Cos. Inc.	4.500%	11/15/23	8,675	8,935
Other Industrial (0.1%)
Cintas Corp. No 2	4.300%	6/1/21	2,015	2,050
Cintas Corp. No 2	2.900%	4/1/22	7,365	7,319
Cintas Corp. No 2	3.250%	6/1/22	4,425	4,419
Technology (8.1%)
Alphabet Inc.	3.625%	5/19/21	10,530	10,795
Altera Corp.	4.100%	11/15/23	8,100	8,446
Amphenol Corp.	2.200%	4/1/20	10,178	10,078
Amphenol Corp.	3.125%	9/15/21	545	544
Amphenol Corp.	4.000%	2/1/22	7,294	7,450
Analog Devices Inc.	2.850%	3/12/20	7,500	7,500
Analog Devices Inc.	2.950%	1/12/21	3,375	3,362
Analog Devices Inc.	2.500%	12/5/21	6,420	6,293
Analog Devices Inc.	2.875%	6/1/23	9,875	9,578
Analog Devices Inc.	3.125%	12/5/23	7,686	7,532
Apple Inc.	2.000%	5/6/20	28,141	27,920
Apple Inc.	1.800%	5/11/20	23,175	22,938
Apple Inc.	2.250%	2/23/21	40,535	40,146
Apple Inc.	2.850%	5/6/21	38,230	38,336
Apple Inc.	1.550%	8/4/21	7,190	6,985
Apple Inc.	2.150%	2/9/22	32,729	32,188
Apple Inc.	2.500%	2/9/22	26,660	26,479
Apple Inc.	2.300%	5/11/22	19,825	19,543
Apple Inc.	2.700%	5/13/22	28,472	28,329
Apple Inc.	2.100%	9/12/22	13,291	12,962
Apple Inc.	2.400%	1/13/23	12,475	12,231
Apple Inc.	2.850%	2/23/23	29,983	29,964
Apple Inc.	2.400%	5/3/23	63,498	62,211
Apple Inc.	3.000%	2/9/24	20,096	20,141
Applied Materials Inc.	2.625%	10/1/20	7,186	7,154
Applied Materials Inc.	4.300%	6/15/21	5,740	5,906
Arrow Electronics Inc.	3.500%	4/1/22	4,806	4,769
Arrow Electronics Inc.	4.500%	3/1/23	4,000	4,075
Autodesk Inc.	3.125%	6/15/20	5,000	4,976
Autodesk Inc.	3.600%	12/15/22	3,043	3,044

30

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Avnet Inc.	5.875%	6/15/20	4,089	4,198
	Avnet Inc.	3.750%	12/1/21	5,175	5,202
	Avnet Inc.	4.875%	12/1/22	5,325	5,412
	Baidu Inc.	3.000%	6/30/20	6,550	6,525
	Baidu Inc.	2.875%	7/6/22	13,675	13,367
	Baidu Inc.	3.500%	11/28/22	10,199	10,172
	Baidu Inc.	3.875%	9/29/23	12,000	12,084
	Broadcom Corp.	2.500%	8/15/22	500	479
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	16,772	16,333
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	37,817	37,058
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	16,816	15,955
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	39,423	38,289
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	3,175	3,207
	CA Inc.	3.600%	8/1/20	4,065	4,060
	CA Inc.	3.600%	8/15/22	9,150	9,046
	Cisco Systems Inc.	2.450%	6/15/20	20,536	20,460
	Cisco Systems Inc.	2.200%	2/28/21	38,447	38,064
	Cisco Systems Inc.	2.900%	3/4/21	9,201	9,214
	Cisco Systems Inc.	1.850%	9/20/21	23,850	23,316
	Cisco Systems Inc.	3.000%	6/15/22	6,930	6,966
	Cisco Systems Inc.	2.600%	2/28/23	12,940	12,809
	Cisco Systems Inc.	2.200%	9/20/23	14,444	14,049
	Corning Inc.	4.250%	8/15/20	2,907	2,948
	Corning Inc.	2.900%	5/15/22	6,213	6,150
2	Dell International LLC / EMC Corp.	5.450%	6/15/23	54,660	57,249
2	Dell International LLC / EMC Corp.	4.420%	6/15/21	58,610	59,565
	DXC Technology Co.	2.875%	3/27/20	7,545	7,505
	Equifax Inc.	2.300%	6/1/21	5,475	5,307
	Equifax Inc.	3.600%	8/15/21	4,000	4,006
	Equifax Inc.	3.300%	12/15/22	4,395	4,330
	Equifax Inc.	3.950%	6/15/23	4,875	4,923
	Fidelity National Information Services Inc.	3.625%	10/15/20	18,392	18,515
	Fidelity National Information Services Inc.	2.250%	8/15/21	8,133	7,901
	Fidelity National Information Services Inc.	4.500%	10/15/22	4,601	4,750
	Fidelity National Information Services Inc.	3.500%	4/15/23	11,289	11,231
	Fiserv Inc.	2.700%	6/1/20	19,862	19,690
	Fiserv Inc.	4.750%	6/15/21	1,325	1,364
	Fiserv Inc.	3.500%	10/1/22	8,306	8,338
	Fiserv Inc.	3.800%	10/1/23	17,245	17,269
	Flex Ltd.	5.000%	2/15/23	8,343	8,569
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	45,900	46,188
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	5,300	5,307
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	25,387	26,274
	HP Inc.	3.750%	12/1/20	2,366	2,387
	HP Inc.	4.300%	6/1/21	5,662	5,784
	HP Inc.	4.375%	9/15/21	19,566	20,084
	HP Inc.	4.650%	12/9/21	5,000	5,169
	HP Inc.	4.050%	9/15/22	7,125	7,258
	IBM Credit LLC	3.450%	11/30/20	14,150	14,282
	IBM Credit LLC	1.800%	1/20/21	16,150	15,806
	IBM Credit LLC	2.650%	2/5/21	8,984	8,939
	IBM Credit LLC	3.600%	11/30/21	6,885	6,979
	IBM Credit LLC	2.200%	9/8/22	4,425	4,287
	IBM Credit LLC	3.000%	2/6/23	8,750	8,700
	Intel Corp.	1.850%	5/11/20	18,833	18,648
	Intel Corp.	2.450%	7/29/20	30,513	30,410
	Intel Corp.	1.700%	5/19/21	8,438	8,250
	Intel Corp.	3.300%	10/1/21	20,170	20,471
	Intel Corp.	2.350%	5/11/22	10,307	10,177
	Intel Corp.	3.100%	7/29/22	17,124	17,254
	Intel Corp.	2.700%	12/15/22	21,414	21,250
	International Business Machines Corp.	1.625%	5/15/20	27,908	27,534
	International Business Machines Corp.	2.250%	2/19/21	12,507	12,329
	International Business Machines Corp.	2.900%	11/1/21	8,590	8,547

31

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
International Business Machines Corp.	2.500%	1/27/22	7,222	7,124
International Business Machines Corp.	1.875%	8/1/22	7,333	7,044
International Business Machines Corp.	2.875%	11/9/22	10,725	10,646
International Business Machines Corp.	3.375%	8/1/23	26,052	26,216
International Business Machines Corp.	3.625%	2/12/24	24,700	25,190
Jabil Inc.	5.625%	12/15/20	4,670	4,777
Jabil Inc.	4.700%	9/15/22	5,708	5,800
Juniper Networks Inc.	3.300%	6/15/20	3,675	3,681
Juniper Networks Inc.	4.600%	3/15/21	2,155	2,198
KLA-Tencor Corp.	4.125%	11/1/21	11,131	11,327
Lam Research Corp.	2.750%	3/15/20	6,130	6,100
Lam Research Corp.	2.800%	6/15/21	12,038	11,934
Marvell Technology Group Ltd.	4.200%	6/22/23	6,925	6,942
Maxim Integrated Products Inc.	3.375%	3/15/23	6,712	6,637
Micron Technology Inc.	4.640%	2/6/24	8,700	8,733
Microsoft Corp.	3.000%	10/1/20	8,753	8,801
Microsoft Corp.	2.000%	11/3/20	21,727	21,506
Microsoft Corp.	4.000%	2/8/21	1,013	1,038
Microsoft Corp.	1.550%	8/8/21	33,017	32,147
Microsoft Corp.	2.400%	2/6/22	33,675	33,383
Microsoft Corp.	2.375%	2/12/22	31,830	31,538
Microsoft Corp.	2.650%	11/3/22	21,507	21,437
Microsoft Corp.	2.125%	11/15/22	7,708	7,521
Microsoft Corp.	2.375%	5/1/23	19,023	18,778
Microsoft Corp.	2.000%	8/8/23	27,032	26,156
Microsoft Corp.	3.625%	12/15/23	19,172	19,848
Microsoft Corp.	2.875%	2/6/24	31,984	31,951
Motorola Solutions Inc.	3.500%	9/1/21	5,660	5,654
Motorola Solutions Inc.	3.750%	5/15/22	11,363	11,378
Motorola Solutions Inc.	3.500%	3/1/23	8,900	8,745
NetApp Inc.	3.375%	6/15/21	6,377	6,384
NVIDIA Corp.	2.200%	9/16/21	14,860	14,581
Oracle Corp.	3.875%	7/15/20	21,700	21,973
Oracle Corp.	2.800%	7/8/21	17,591	17,572
Oracle Corp.	1.900%	9/15/21	45,660	44,580
Oracle Corp.	2.500%	5/15/22	30,083	29,705
Oracle Corp.	2.500%	10/15/22	45,768	45,075
Oracle Corp.	2.625%	2/15/23	28,253	27,866
Oracle Corp.	3.625%	7/15/23	16,775	17,238
Oracle Corp.	2.400%	9/15/23	45,475	44,222
QUALCOMM Inc.	2.250%	5/20/20	27,613	27,363
QUALCOMM Inc.	3.000%	5/20/22	26,407	26,243
QUALCOMM Inc.	2.600%	1/30/23	22,915	22,335
salesforce.com Inc.	3.250%	4/11/23	14,170	14,330
Seagate HDD Cayman	4.250%	3/1/22	10,900	10,873
Seagate HDD Cayman	4.750%	6/1/23	13,182	13,182
Tech Data Corp.	3.700%	2/15/22	7,405	7,294
Texas Instruments Inc.	1.750%	5/1/20	3,158	3,117
Texas Instruments Inc.	2.750%	3/12/21	17,420	17,401
Texas Instruments Inc.	1.850%	5/15/22	4,717	4,558
Texas Instruments Inc.	2.250%	5/1/23	4,710	4,586
Total System Services Inc.	3.800%	4/1/21	14,576	14,632
Total System Services Inc.	3.750%	6/1/23	8,926	8,906
Total System Services Inc.	4.000%	6/1/23	8,700	8,755
Trimble Inc.	4.150%	6/15/23	3,925	3,939
Tyco Electronics Group SA	4.875%	1/15/21	180	185
Tyco Electronics Group SA	3.500%	2/3/22	9,579	9,591
Verisk Analytics Inc.	5.800%	5/1/21	6,856	7,177
Verisk Analytics Inc.	4.125%	9/12/22	7,363	7,481
VMware Inc.	2.300%	8/21/20	22,580	22,270
VMware Inc.	2.950%	8/21/22	20,807	20,414
Xilinx Inc.	3.000%	3/15/21	7,416	7,352

32

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transportation (1.5%)
1	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	8,566	8,792
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	7,359	7,434
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	6,683	6,692
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	13,600	13,634
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	12,108	12,092
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	11,511	11,858
	Canadian National Railway Co.	2.850%	12/15/21	5,125	5,100
	Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,554
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,350	4,513
1	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	4,873	5,099
1	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	2,228	2,283
	CSX Corp.	3.700%	10/30/20	6,203	6,256
	CSX Corp.	4.250%	6/1/21	6,965	7,140
	CSX Corp.	3.700%	11/1/23	4,075	4,142
1	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	3,935	4,270
1	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	385	386
1	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	1,019	1,030
	Delta Air Lines Inc.	2.875%	3/13/20	5,150	5,141
	Delta Air Lines Inc.	2.600%	12/4/20	14,900	14,695
	Delta Air Lines Inc.	3.400%	4/19/21	8,200	8,184
	Delta Air Lines Inc.	3.625%	3/15/22	17,900	17,839
	Delta Air Lines Inc.	3.800%	4/19/23	8,000	7,941
	FedEx Corp.	3.400%	1/14/22	2,450	2,467
	FedEx Corp.	2.625%	8/1/22	9,980	9,779
	FedEx Corp.	4.000%	1/15/24	14,449	14,883
	JB Hunt Transport Services Inc.	3.300%	8/15/22	5,100	5,024
	Kansas City Southern	3.000%	5/15/23	2,170	2,127
	Norfolk Southern Corp.	3.250%	12/1/21	11,634	11,650
	Norfolk Southern Corp.	3.000%	4/1/22	5,675	5,640
	Norfolk Southern Corp.	2.903%	2/15/23	11,163	11,023
	Norfolk Southern Corp.	3.850%	1/15/24	2,025	2,056
	Norfolk Southern Railway Co.	9.750%	6/15/20	6,330	6,853
	Ryder System Inc.	2.650%	3/2/20	7,500	7,444
	Ryder System Inc.	2.500%	5/11/20	9,885	9,811
	Ryder System Inc.	2.875%	9/1/20	5,146	5,121
	Ryder System Inc.	3.500%	6/1/21	1,000	1,009
	Ryder System Inc.	2.250%	9/1/21	5,165	5,043
	Ryder System Inc.	3.450%	11/15/21	950	954
	Ryder System Inc.	2.800%	3/1/22	6,535	6,462
	Ryder System Inc.	2.500%	9/1/22	2,585	2,498
	Ryder System Inc.	3.400%	3/1/23	8,955	8,900
	Ryder System Inc.	3.750%	6/9/23	11,730	11,773
	Ryder System Inc.	3.875%	12/1/23	650	653
	Ryder System Inc.	3.650%	3/18/24	775	773
	Southwest Airlines Co.	2.650%	11/5/20	5,609	5,581
	Southwest Airlines Co.	2.750%	11/16/22	5,700	5,595
	Union Pacific Corp.	2.250%	6/19/20	5,025	4,981
	Union Pacific Corp.	4.000%	2/1/21	5,738	5,825
	Union Pacific Corp.	3.200%	6/8/21	15,590	15,669
	Union Pacific Corp.	2.950%	3/1/22	3,000	2,997
	Union Pacific Corp.	4.163%	7/15/22	8,784	9,101
	Union Pacific Corp.	2.950%	1/15/23	9,387	9,317
	Union Pacific Corp.	2.750%	4/15/23	2,125	2,082
	Union Pacific Corp.	3.500%	6/8/23	10,842	10,966
	Union Pacific Corp.	3.646%	2/15/24	4,875	4,955
	Union Pacific Corp.	3.150%	3/1/24	1,500	1,495
	United Parcel Service Inc.	3.125%	1/15/21	10,366	10,444
	United Parcel Service Inc.	2.050%	4/1/21	16,875	16,603
	United Parcel Service Inc.	2.350%	5/16/22	15,012	14,786
	United Parcel Service Inc.	2.450%	10/1/22	12,869	12,723

33

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	2.500%	4/1/23	11,750	11,528
United Parcel Service of America Inc.	8.375%	4/1/20	2,515	2,653
				15,384,106
Utilities (4.1%)
Electric (3.8%)
AEP Texas Inc.	2.400%	10/1/22	5,375	5,221
Alabama Power Co.	2.450%	3/30/22	12,575	12,357
Alabama Power Co.	3.550%	12/1/23	3,600	3,664
Ameren Corp.	2.700%	11/15/20	4,852	4,786
Ameren Illinois Co.	2.700%	9/1/22	10,835	10,716
American Electric Power Co. Inc.	2.150%	11/13/20	12,295	12,118
American Electric Power Co. Inc.	3.650%	12/1/21	8,000	8,092
American Electric Power Co. Inc.	2.950%	12/15/22	7,151	7,071
Appalachian Power Co.	4.600%	3/30/21	8,700	8,931
Baltimore Gas & Electric Co.	3.500%	11/15/21	5,447	5,496
Baltimore Gas & Electric Co.	3.350%	7/1/23	5,125	5,150
Berkshire Hathaway Energy Co.	2.375%	1/15/21	6,930	6,870
Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,000	5,940
Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,475	7,674
Black Hills Corp.	4.250%	11/30/23	6,172	6,327
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	8,000	7,801
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,987	2,905
CenterPoint Energy Inc.	3.600%	11/1/21	3,875	3,895
CenterPoint Energy Inc.	2.500%	9/1/22	7,675	7,404
CenterPoint Energy Inc.	3.850%	2/1/24	8,225	8,267
CMS Energy Corp.	5.050%	3/15/22	5,140	5,385
Commonwealth Edison Co.	4.000%	8/1/20	8,125	8,231
Commonwealth Edison Co.	3.400%	9/1/21	7,350	7,424
Connecticut Light & Power Co.	2.500%	1/15/23	5,145	5,049
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	7,197	7,333
Consolidated Edison Inc.	2.000%	3/15/20	6,105	6,044
Consolidated Edison Inc.	2.000%	5/15/21	9,405	9,195
Consumers Energy Co.	5.650%	4/15/20	3,375	3,481
Consumers Energy Co.	2.850%	5/15/22	5,569	5,556
Consumers Energy Co.	3.375%	8/15/23	4,080	4,132
Delmarva Power & Light Co.	3.500%	11/15/23	6,759	6,869
Dominion Energy Inc.	2.579%	7/1/20	12,960	12,822
Dominion Energy Inc.	4.104%	4/1/21	5,350	5,418
Dominion Energy Inc.	2.000%	8/15/21	9,277	9,001
Dominion Energy Inc.	2.750%	1/15/22	4,650	4,569
Dominion Energy Inc.	2.750%	9/15/22	850	830
DTE Electric Co.	3.450%	10/1/20	5,461	5,503
DTE Energy Co.	3.300%	6/15/22	4,470	4,454
DTE Energy Co.	3.700%	8/1/23	12,095	12,180
DTE Energy Co.	3.850%	12/1/23	5,688	5,765
Duke Energy Carolinas LLC	4.300%	6/15/20	3,625	3,697
Duke Energy Carolinas LLC	3.900%	6/15/21	5,725	5,848
Duke Energy Carolinas LLC	3.350%	5/15/22	11,799	11,947
Duke Energy Carolinas LLC	2.500%	3/15/23	11,729	11,497
Duke Energy Carolinas LLC	3.050%	3/15/23	11,100	11,131
Duke Energy Corp.	1.800%	9/1/21	7,320	7,079
Duke Energy Corp.	3.550%	9/15/21	7,680	7,749
Duke Energy Corp.	2.400%	8/15/22	6,450	6,282
Duke Energy Corp.	3.050%	8/15/22	4,028	4,009
Duke Energy Corp.	3.950%	10/15/23	4,700	4,818
Duke Energy Florida LLC	3.100%	8/15/21	3,485	3,498
Duke Energy Indiana LLC	3.750%	7/15/20	2,768	2,799
Duke Energy Ohio Inc.	3.800%	9/1/23	6,711	6,905
Duke Energy Progress LLC	3.000%	9/15/21	3,100	3,109
Duke Energy Progress LLC	2.800%	5/15/22	10,170	10,134
Duke Energy Progress LLC	3.375%	9/1/23	6,750	6,834
Edison International	2.125%	4/15/20	7,550	7,380
Edison International	2.400%	9/15/22	5,375	4,940

34

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Edison International	2.950%	3/15/23	3,500	3,220
	Emera US Finance LP	2.700%	6/15/21	12,508	12,291
	Entergy Arkansas Inc.	3.750%	2/15/21	4,567	4,625
	Entergy Corp.	5.125%	9/15/20	3,825	3,902
	Entergy Corp.	4.000%	7/15/22	6,324	6,388
	Entergy Louisiana LLC	4.050%	9/1/23	7,850	8,105
	Eversource Energy	2.500%	3/15/21	11,475	11,332
	Eversource Energy	2.750%	3/15/22	12,650	12,478
	Eversource Energy	2.800%	5/1/23	10,525	10,304
	Eversource Energy	3.800%	12/1/23	5,800	5,899
	Exelon Corp.	2.850%	6/15/20	17,443	17,380
	Exelon Corp.	5.150%	12/1/20	11,877	12,191
	Exelon Corp.	2.450%	4/15/21	4,075	3,969
	Exelon Corp.	3.497%	6/1/22	12,534	12,455
	Exelon Generation Co. LLC	4.000%	10/1/20	11,621	11,738
	Exelon Generation Co. LLC	3.400%	3/15/22	6,740	6,749
	Exelon Generation Co. LLC	4.250%	6/15/22	7,934	8,123
	FirstEnergy Corp.	2.850%	7/15/22	9,225	9,020
	FirstEnergy Corp.	4.250%	3/15/23	13,076	13,370
	Florida Power & Light Co.	2.750%	6/1/23	7,585	7,568
	Fortis Inc.	2.100%	10/4/21	6,493	6,266
	Georgia Power Co.	2.000%	3/30/20	9,830	9,720
	Georgia Power Co.	2.000%	9/8/20	10,445	10,305
	Georgia Power Co.	2.400%	4/1/21	5,578	5,482
	Georgia Power Co.	2.850%	5/15/22	4,700	4,619
	Great Plains Energy Inc.	4.850%	6/1/21	4,907	5,037
	ITC Holdings Corp.	2.700%	11/15/22	8,175	7,921
	Kansas City Power & Light Co.	3.150%	3/15/23	4,815	4,749
	Kentucky Utilities Co.	3.250%	11/1/20	4,475	4,495
	LG&E & KU Energy LLC	3.750%	11/15/20	6,550	6,592
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	10,014	9,947
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	5,693	5,628
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	6,675	6,659
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	4,814	4,787
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	8,026	7,842
	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	1,975	1,919
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	8,085	7,882
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	5,035	5,060
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	8,050	7,975
1	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	4,025	3,857
	Nevada Power Co.	2.750%	4/15/20	9,175	9,175
	NextEra Energy Capital Holdings Inc.	3.342%	9/1/20	12,700	12,740
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	4,265	4,366
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,305	5,199
	Northern States Power Co.	2.200%	8/15/20	7,200	7,137
	Northern States Power Co.	2.150%	8/15/22	2,875	2,796
	Northern States Power Co.	2.600%	5/15/23	6,440	6,335
	NV Energy Inc.	6.250%	11/15/20	3,150	3,310
	Ohio Power Co.	5.375%	10/1/21	6,242	6,609
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	5,218	5,362
	PacifiCorp	3.850%	6/15/21	4,502	4,581
	PacifiCorp	2.950%	2/1/22	6,637	6,645
	PacifiCorp	2.950%	6/1/23	3,550	3,537
	PECO Energy Co.	1.700%	9/15/21	4,225	4,093
	PECO Energy Co.	2.375%	9/15/22	1,875	1,833
	Pinnacle West Capital Corp.	2.250%	11/30/20	4,825	4,747
	PNM Resources Inc.	3.250%	3/9/21	4,400	4,373
	PPL Capital Funding Inc.	4.200%	6/15/22	7,305	7,444
	PPL Capital Funding Inc.	3.500%	12/1/22	5,355	5,322
	PPL Capital Funding Inc.	3.400%	6/1/23	8,376	8,295
	PPL Electric Utilities Corp.	3.000%	9/15/21	4,400	4,406
	Progress Energy Inc.	4.400%	1/15/21	6,675	6,809
	Progress Energy Inc.	3.150%	4/1/22	8,187	8,167
	PSEG Power LLC	5.125%	4/15/20	4,280	4,371

35

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PSEG Power LLC	3.000%	6/15/21	10,977	10,854
	PSEG Power LLC	3.850%	6/1/23	12,044	12,121
	Public Service Co. of Colorado	3.200%	11/15/20	3,175	3,187
	Public Service Co. of Colorado	2.250%	9/15/22	5,835	5,683
	Public Service Co. of New Hampshire	3.500%	11/1/23	8,800	8,965
	Public Service Electric & Gas Co.	1.900%	3/15/21	8,350	8,184
	Public Service Electric & Gas Co.	2.375%	5/15/23	12,920	12,596
	Public Service Electric & Gas Co.	3.250%	9/1/23	900	909
	Public Service Enterprise Group Inc.	2.000%	11/15/21	3,450	3,334
	Public Service Enterprise Group Inc.	2.650%	11/15/22	6,495	6,333
	Puget Energy Inc.	6.500%	12/15/20	8,150	8,568
	Puget Energy Inc.	6.000%	9/1/21	6,776	7,158
	Puget Energy Inc.	5.625%	7/15/22	6,975	7,350
	San Diego Gas & Electric Co.	3.000%	8/15/21	3,431	3,422
	San Diego Gas & Electric Co.	3.600%	9/1/23	6,575	6,576
	Southern California Edison Co.	2.900%	3/1/21	2,600	2,561
	Southern California Edison Co.	3.875%	6/1/21	4,660	4,690
1	Southern California Edison Co.	1.845%	2/1/22	1,189	1,150
	Southern California Edison Co.	2.400%	2/1/22	4,350	4,188
	Southern California Edison Co.	3.400%	6/1/23	7,250	7,097
	Southern California Edison Co.	3.500%	10/1/23	8,609	8,514
	Southern Co.	2.750%	6/15/20	9,946	9,909
	Southern Co.	2.350%	7/1/21	13,424	13,189
	Southern Co.	2.950%	7/1/23	12,221	11,994
1	Southern Co.	5.500%	3/15/57	5,925	5,992
	Southern Power Co.	2.375%	6/1/20	2,460	2,442
	Southern Power Co.	2.500%	12/15/21	5,450	5,341
	TECO Finance Inc.	5.150%	3/15/20	8,825	9,001
	TransAlta Corp.	4.500%	11/15/22	5,044	5,056
	UIL Holdings Corp.	4.625%	10/1/20	1,220	1,244
	Virginia Electric & Power Co.	2.950%	1/15/22	4,670	4,659
	Virginia Electric & Power Co.	3.450%	9/1/22	5,851	5,909
	Virginia Electric & Power Co.	2.750%	3/15/23	13,767	13,542
	Virginia Electric & Power Co.	3.450%	2/15/24	4,210	4,253
	WEC Energy Group Inc.	2.450%	6/15/20	5,013	4,976
	WEC Energy Group Inc.	3.375%	6/15/21	10,582	10,637
	Wisconsin Electric Power Co.	2.950%	9/15/21	3,020	3,017
	Wisconsin Public Service Corp.	3.350%	11/21/21	6,160	6,205
	Xcel Energy Inc.	4.700%	5/15/20	4,740	4,799
	Xcel Energy Inc.	2.400%	3/15/21	9,995	9,845
	Xcel Energy Inc.	2.600%	3/15/22	3,900	3,832
	Natural Gas (0.3%)
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	10,001	10,200
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,850	3,880
	NiSource Inc.	2.650%	11/17/22	3,500	3,404
	NiSource Inc.	3.650%	6/15/23	5,545	5,576
	ONE Gas Inc.	3.610%	2/1/24	2,314	2,342
	Sempra Energy	2.400%	3/15/20	7,194	7,122
	Sempra Energy	2.850%	11/15/20	7,772	7,695
	Sempra Energy	2.875%	10/1/22	12,781	12,404
	Sempra Energy	2.900%	2/1/23	7,475	7,223
	Sempra Energy	4.050%	12/1/23	4,325	4,340
	Southern Co. Gas Capital Corp.	3.500%	9/15/21	5,460	5,482
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	5,525	5,256
					1,179,289
Total Corporate Bonds (Cost $28,723,342)					28,604,922

36

Vanguard® Short-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
4	Vanguard Market Liquidity Fund (Cost $73,834)	2.563%	738,312	73,838
Total Investments (99.5%) (Cost $28,974,741)				28,856,246
Other Assets and Liabilities—Net (0.5%)				158,203
Net Assets (100%)				29,014,449

1                 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2                 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $403,978,000, representing 1.4% of net assets.

3                 Securities with a value of $2,435,000 have been segregated as initial margin for open futures contracts.

4                 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

37

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.7%)
U.S. Government Securities (0.7%)
	United States Treasury Note/Bond	2.625%	1/31/26	9,630	9,636
1	United States Treasury Note/Bond	2.625%	2/15/29	157,026	155,751
Total U.S. Government and Agency Obligations (Cost $165,462)					165,387
Corporate Bonds (98.2%)
Finance (36.6%)
	Banking (25.4%)
	American Express Co.	3.000%	10/30/24	36,172	35,313
	American Express Co.	3.625%	12/5/24	15,567	15,784
	American Express Credit Corp.	3.300%	5/3/27	24,108	23,854
	Associated Banc-Corp	4.250%	1/15/25	500	506
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	8,500	8,746
	Banco Santander SA	5.179%	11/19/25	17,210	17,613
	Banco Santander SA	4.250%	4/11/27	16,406	15,979
	Banco Santander SA	3.800%	2/23/28	12,615	11,793
	Banco Santander SA	4.379%	4/12/28	23,785	23,399
	Bank of America Corp.	4.000%	4/1/24	22,753	23,399
	Bank of America Corp.	4.200%	8/26/24	43,336	44,281
	Bank of America Corp.	4.000%	1/22/25	40,977	41,128
	Bank of America Corp.	3.950%	4/21/25	40,420	40,406
	Bank of America Corp.	3.875%	8/1/25	14,351	14,628
2	Bank of America Corp.	3.093%	10/1/25	34,408	33,558
2	Bank of America Corp.	3.366%	1/23/26	31,950	31,446
	Bank of America Corp.	4.450%	3/3/26	32,701	33,215
	Bank of America Corp.	3.500%	4/19/26	47,534	47,063
	Bank of America Corp.	6.220%	9/15/26	1,700	1,877
	Bank of America Corp.	4.250%	10/22/26	19,169	19,282
	Bank of America Corp.	3.248%	10/21/27	42,638	40,802
	Bank of America Corp.	4.183%	11/25/27	29,995	29,924
2	Bank of America Corp.	3.824%	1/20/28	35,139	34,962
2	Bank of America Corp.	3.705%	4/24/28	34,628	34,163
2	Bank of America Corp.	3.593%	7/21/28	38,018	37,140
	Bank of America Corp.	3.419%	12/20/28	104,469	100,765
2	Bank of America Corp.	3.970%	3/5/29	29,500	29,503
2	Bank of America Corp.	4.271%	7/23/29	63,800	65,348
2	Bank of America Corp.	3.974%	2/7/30	6,000	6,015
2	Bank of Montreal	3.803%	12/15/32	12,100	11,521
	Bank of New York Mellon Corp.	3.400%	5/15/24	7,368	7,418
	Bank of New York Mellon Corp.	3.250%	9/11/24	10,699	10,660
	Bank of New York Mellon Corp.	3.000%	2/24/25	9,714	9,546
	Bank of New York Mellon Corp.	3.950%	11/18/25	7,755	8,016
	Bank of New York Mellon Corp.	2.800%	5/4/26	8,678	8,320
	Bank of New York Mellon Corp.	2.450%	8/17/26	13,840	13,018
	Bank of New York Mellon Corp.	3.250%	5/16/27	16,828	16,597
	Bank of New York Mellon Corp.	3.400%	1/29/28	18,130	18,095
2	Bank of New York Mellon Corp.	3.442%	2/7/28	14,120	14,068
	Bank of New York Mellon Corp.	3.000%	10/30/28	4,813	4,556
	Bank of Nova Scotia	4.500%	12/16/25	22,490	23,050
	Bank One Corp.	7.625%	10/15/26	14,664	17,887
	Bank One Corp.	8.000%	4/29/27	9,490	11,861
	BankUnited Inc.	4.875%	11/17/25	5,900	6,034
	Barclays Bank plc	3.750%	5/15/24	1,600	1,586
	Barclays plc	3.650%	3/16/25	31,877	30,678
	Barclays plc	4.375%	1/12/26	32,058	31,844
	Barclays plc	4.337%	1/10/28	17,300	16,656
2	Barclays plc	4.972%	5/16/29	27,400	27,769
	BB&T Corp.	2.850%	10/26/24	15,272	14,944
	BB&T Corp.	3.700%	6/5/25	14,530	14,803
	BNP Paribas SA	4.250%	10/15/24	18,968	19,075
	BPCE SA	4.000%	4/15/24	21,836	22,296

38

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BPCE SA	3.375%	12/2/26	5,595	5,379
3	BPCE SA	3.250%	1/11/28	3,975	3,761
	Branch Banking & Trust Co.	3.625%	9/16/25	23,645	23,614
	Branch Banking & Trust Co.	3.800%	10/30/26	11,832	11,905
	Capital One Financial Corp.	3.750%	4/24/24	12,186	12,205
	Capital One Financial Corp.	3.300%	10/30/24	20,464	19,789
	Capital One Financial Corp.	3.200%	2/5/25	9,677	9,279
	Capital One Financial Corp.	4.250%	4/30/25	11,430	11,578
	Capital One Financial Corp.	4.200%	10/29/25	30,472	30,358
	Capital One Financial Corp.	3.750%	7/28/26	22,923	21,686
	Capital One Financial Corp.	3.750%	3/9/27	22,982	22,029
	Capital One Financial Corp.	3.800%	1/31/28	16,830	16,111
	Citigroup Inc.	3.750%	6/16/24	15,227	15,449
	Citigroup Inc.	4.000%	8/5/24	8,238	8,307
	Citigroup Inc.	3.875%	3/26/25	22,828	22,665
	Citigroup Inc.	3.300%	4/27/25	15,748	15,527
	Citigroup Inc.	4.400%	6/10/25	42,702	43,459
	Citigroup Inc.	5.500%	9/13/25	25,873	27,915
	Citigroup Inc.	3.700%	1/12/26	21,991	21,926
	Citigroup Inc.	4.600%	3/9/26	23,952	24,487
	Citigroup Inc.	3.400%	5/1/26	32,245	31,307
	Citigroup Inc.	3.200%	10/21/26	42,537	40,727
	Citigroup Inc.	4.300%	11/20/26	16,126	16,148
	Citigroup Inc.	4.450%	9/29/27	57,025	57,352
2	Citigroup Inc.	3.887%	1/10/28	38,380	38,091
	Citigroup Inc.	6.625%	1/15/28	1,153	1,343
2	Citigroup Inc.	3.668%	7/24/28	44,728	43,793
	Citigroup Inc.	4.125%	7/25/28	15,147	14,888
2	Citigroup Inc.	3.520%	10/27/28	47,850	46,358
2	Citigroup Inc.	4.075%	4/23/29	23,475	23,646
	Citizens Financial Group Inc.	4.300%	12/3/25	10,429	10,509
	Comerica Bank	4.000%	7/27/25	4,100	4,160
	Comerica Inc.	3.800%	7/22/26	159	156
3	Commonwealth Bank of Australia	3.350%	6/4/24	13,000	12,985
	Compass Bank	3.875%	4/10/25	19,023	18,455
	Cooperatieve Rabobank UA	3.375%	5/21/25	17,470	17,440
	Cooperatieve Rabobank UA	4.375%	8/4/25	14,338	14,489
	Cooperatieve Rabobank UA	3.750%	7/21/26	27,551	26,654
	Credit Suisse AG	3.625%	9/9/24	39,849	39,760
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	32,417	31,718
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	35,185	35,999
	Deutsche Bank AG	4.100%	1/13/26	9,103	8,572
	Deutsche Bank AG (New York Branch)	3.700%	5/30/24	23,744	22,215
	Deutsche Bank AG	3.700%	5/30/24	1,814	1,697
	Discover Bank	4.250%	3/13/26	4,568	4,527
	Discover Bank	3.450%	7/27/26	19,628	18,508
	Discover Bank	4.650%	9/13/28	16,915	17,146
	Discover Financial Services	3.950%	11/6/24	8,016	7,961
	Discover Financial Services	3.750%	3/4/25	12,920	12,609
	Discover Financial Services	4.500%	1/30/26	6,750	6,779
	Discover Financial Services	4.100%	2/9/27	8,699	8,413
	Fifth Third Bancorp	3.950%	3/14/28	8,933	8,927
	Fifth Third Bank	3.850%	3/15/26	11,079	11,012
	Fifth Third Bank	3.950%	7/28/25	12,350	12,701
	FirstMerit Bank NA	4.270%	11/25/26	450	439
	Goldman Sachs Group Inc.	4.000%	3/3/24	35,611	36,167
	Goldman Sachs Group Inc.	3.850%	7/8/24	29,579	29,826
	Goldman Sachs Group Inc.	3.500%	1/23/25	49,168	48,373
	Goldman Sachs Group Inc.	3.750%	5/22/25	40,636	40,370
2	Goldman Sachs Group Inc.	3.272%	9/29/25	41,465	40,221
	Goldman Sachs Group Inc.	4.250%	10/21/25	28,931	29,032
	Goldman Sachs Group Inc.	3.750%	2/25/26	32,701	32,308
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,622	46,772
	Goldman Sachs Group Inc.	5.950%	1/15/27	15,384	16,774

39

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.850%	1/26/27	48,707	47,767
2	Goldman Sachs Group Inc.	3.691%	6/5/28	32,195	31,129
2	Goldman Sachs Group Inc.	3.814%	4/23/29	24,900	24,179
2	Goldman Sachs Group Inc.	4.223%	5/1/29	51,175	51,279
	HSBC Holdings plc	4.250%	3/14/24	22,412	22,669
	HSBC Holdings plc	4.250%	8/18/25	27,599	27,760
	HSBC Holdings plc	4.300%	3/8/26	48,535	49,214
	HSBC Holdings plc	3.900%	5/25/26	47,189	46,751
2	HSBC Holdings plc	4.292%	9/12/26	45,000	45,493
	HSBC Holdings plc	4.375%	11/23/26	21,538	21,644
2	HSBC Holdings plc	4.041%	3/13/28	31,560	30,965
2	HSBC Holdings plc	4.583%	6/19/29	30,790	31,477
	HSBC USA Inc.	3.500%	6/23/24	13,125	13,096
	Huntington Bancshares Inc.	4.000%	5/15/25	11,354	11,556
	ING Groep NV	3.950%	3/29/27	25,238	24,526
	ING Groep NV	4.550%	10/2/28	17,690	18,077
	JPMorgan Chase & Co.	3.875%	2/1/24	75	77
	JPMorgan Chase & Co.	3.625%	5/13/24	32,788	33,204
	JPMorgan Chase & Co.	3.875%	9/10/24	53,991	54,578
	JPMorgan Chase & Co.	3.125%	1/23/25	28,533	28,019
2	JPMorgan Chase & Co.	3.220%	3/1/25	23,240	22,959
	JPMorgan Chase & Co.	3.900%	7/15/25	39,679	40,511
	JPMorgan Chase & Co.	3.300%	4/1/26	37,130	36,397
	JPMorgan Chase & Co.	3.200%	6/15/26	33,140	32,072
	JPMorgan Chase & Co.	2.950%	10/1/26	53,940	52,476
	JPMorgan Chase & Co.	4.125%	12/15/26	21,612	21,879
2	JPMorgan Chase & Co.	3.960%	1/29/27	30,500	30,944
	JPMorgan Chase & Co.	4.250%	10/1/27	26,456	26,800
	JPMorgan Chase & Co.	3.625%	12/1/27	15,725	15,193
2	JPMorgan Chase & Co.	3.782%	2/1/28	47,023	46,873
2	JPMorgan Chase & Co.	3.540%	5/1/28	27,454	26,902
2	JPMorgan Chase & Co.	3.509%	1/23/29	32,150	31,316
2	JPMorgan Chase & Co.	4.005%	4/23/29	43,100	43,514
2	JPMorgan Chase & Co.	4.203%	7/23/29	34,600	35,393
2	JPMorgan Chase & Co.	4.452%	12/5/29	27,650	28,926
	KeyBank NA	3.300%	6/1/25	10,750	10,649
	KeyBank NA	3.400%	5/20/26	10,936	10,556
	KeyBank NA	6.950%	2/1/28	3,564	4,269
	KeyCorp	4.150%	10/29/25	11,700	12,019
	KeyCorp	4.100%	4/30/28	8,675	8,821
	Lloyds Bank plc	3.500%	5/14/25	1,900	1,852
	Lloyds Banking Group plc	4.500%	11/4/24	13,989	13,778
	Lloyds Banking Group plc	4.450%	5/8/25	12,550	12,801
	Lloyds Banking Group plc	4.582%	12/10/25	29,059	28,752
	Lloyds Banking Group plc	4.650%	3/24/26	12,761	12,566
	Lloyds Banking Group plc	3.750%	1/11/27	23,616	22,622
	Lloyds Banking Group plc	4.375%	3/22/28	32,730	32,769
	Lloyds Banking Group plc	4.550%	8/16/28	25,875	26,275
2	Lloyds Banking Group plc	3.574%	11/7/28	22,225	20,731
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	13,025	12,767
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	5,815	5,769
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	15,050	15,017
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	12,739	12,878
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	32,765	33,189
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	13,300	12,425
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	10,143	10,142
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	24,225	23,494
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	27,184	27,684
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	17,050	17,540
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	3,000	2,998
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,725	6,340
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,400	3,383
	Mizuho Financial Group Inc.	3.170%	9/11/27	22,260	21,391

40

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	4.018%	3/5/28	17,600	17,973
2	Mizuho Financial Group Inc.	4.254%	9/11/29	19,500	20,094
	Morgan Stanley	3.875%	4/29/24	39,538	40,126
	Morgan Stanley	3.700%	10/23/24	46,231	46,497
	Morgan Stanley	4.000%	7/23/25	40,816	41,423
	Morgan Stanley	5.000%	11/24/25	27,368	28,726
	Morgan Stanley	3.875%	1/27/26	35,538	35,700
	Morgan Stanley	3.125%	7/27/26	37,875	36,148
	Morgan Stanley	6.250%	8/9/26	15,775	17,940
	Morgan Stanley	4.350%	9/8/26	36,569	36,595
	Morgan Stanley	3.625%	1/20/27	52,873	52,004
	Morgan Stanley	3.950%	4/23/27	33,923	33,049
2	Morgan Stanley	3.591%	7/22/28	58,585	56,897
2	Morgan Stanley	3.772%	1/24/29	44,200	43,553
2	Morgan Stanley	4.431%	1/23/30	44,500	45,849
	MUFG Americas Holdings Corp.	3.000%	2/10/25	10,057	9,734
	National Australia Bank Ltd.	3.375%	1/14/26	10,335	10,134
	National Australia Bank Ltd.	2.500%	7/12/26	18,057	16,641
	Northern Trust Corp.	3.950%	10/30/25	15,040	15,595
	Northern Trust Corp.	3.650%	8/3/28	4,915	5,049
2	Northern Trust Corp.	3.375%	5/8/32	3,425	3,259
	People’s United Bank NA	4.000%	7/15/24	5,837	5,802
	PNC Bank NA	3.300%	10/30/24	8,602	8,580
	PNC Bank NA	2.950%	2/23/25	17,301	16,930
	PNC Bank NA	3.250%	6/1/25	16,244	16,148
	PNC Bank NA	4.200%	11/1/25	9,167	9,497
	PNC Bank NA	3.100%	10/25/27	12,500	12,138
	PNC Bank NA	3.250%	1/22/28	4,935	4,846
	PNC Bank NA	4.050%	7/26/28	17,013	17,545
	PNC Financial Services Group Inc.	3.900%	4/29/24	13,376	13,563
	PNC Financial Services Group Inc.	3.150%	5/19/27	12,503	12,188
	Royal Bank of Canada	4.650%	1/27/26	24,711	25,839
	Royal Bank of Scotland Group plc	5.125%	5/28/24	34,830	35,128
	Royal Bank of Scotland Group plc	4.800%	4/5/26	15,850	16,002
2	Royal Bank of Scotland Group plc	4.892%	5/18/29	34,050	34,306
2	Royal Bank of Scotland Group plc	5.076%	1/27/30	23,000	23,643
	Santander Holdings USA Inc.	4.500%	7/17/25	21,835	22,020
	Santander Holdings USA Inc.	4.400%	7/13/27	19,294	18,717
2	Santander UK Group Holdings plc	3.823%	11/3/28	14,823	13,968
	Santander UK plc	4.000%	3/13/24	14,641	15,197
	State Street Corp.	3.300%	12/16/24	16,147	16,339
	State Street Corp.	3.550%	8/18/25	17,953	18,350
	State Street Corp.	2.650%	5/19/26	14,121	13,505
2	State Street Corp.	4.141%	12/3/29	3,000	3,166
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	11,450	11,319
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,502
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	29,894	30,050
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	30,029	28,091
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	22,795	21,848
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	22,890	22,529
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	20,285	19,772
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	14,500	14,131
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,100	13,936
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,500	7,669
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	5,700	5,997
	SunTrust Bank	4.050%	11/3/25	4,127	4,273
	SunTrust Bank	3.300%	5/15/26	11,397	11,084
	SunTrust Banks Inc.	4.000%	5/1/25	17,086	17,550
	SVB Financial Group	3.500%	1/29/25	4,940	4,764
	Synchrony Financial	4.250%	8/15/24	17,883	17,520
	Synchrony Financial	4.500%	7/23/25	20,159	19,730
	Synchrony Financial	3.700%	8/4/26	13,559	12,333
	Synchrony Financial	3.950%	12/1/27	8,960	8,159
2	Toronto-Dominion Bank	3.625%	9/15/31	21,629	20,914

41

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	3.600%	9/11/24	13,134	13,328
	US Bancorp	3.950%	11/17/25	5,855	6,078
	US Bancorp	3.100%	4/27/26	9,566	9,338
	US Bancorp	2.375%	7/22/26	17,136	16,085
	US Bancorp	3.150%	4/27/27	19,135	18,865
	US Bancorp	3.900%	4/26/28	13,661	14,202
	US Bank NA	2.800%	1/27/25	22,792	22,199
	Wachovia Corp.	6.605%	10/1/25	475	534
	Wachovia Corp.	7.574%	8/1/26	2,409	2,860
	Wells Fargo & Co.	3.300%	9/9/24	33,298	33,090
	Wells Fargo & Co.	3.000%	2/19/25	37,695	36,692
	Wells Fargo & Co.	3.550%	9/29/25	39,807	39,809
	Wells Fargo & Co.	3.000%	4/22/26	51,232	49,067
	Wells Fargo & Co.	4.100%	6/3/26	37,398	37,633
	Wells Fargo & Co.	3.000%	10/23/26	54,585	52,067
	Wells Fargo & Co.	4.300%	7/22/27	31,170	31,699
2	Wells Fargo & Co.	3.584%	5/22/28	36,186	35,742
	Wells Fargo & Co.	4.150%	1/24/29	39,450	40,304
	Westpac Banking Corp.	2.850%	5/13/26	32,070	30,325
	Westpac Banking Corp.	2.700%	8/19/26	15,494	14,474
	Westpac Banking Corp.	3.350%	3/8/27	11,216	11,008
	Westpac Banking Corp.	3.400%	1/25/28	13,000	12,834
2	Westpac Banking Corp.	4.322%	11/23/31	17,500	17,023
	Brokerage (1.4%)
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,541	4,419
	Ameriprise Financial Inc.	3.700%	10/15/24	9,531	9,654
	Ameriprise Financial Inc.	2.875%	9/15/26	6,780	6,433
	Apollo Investment Corp.	5.250%	3/3/25	500	493
	BlackRock Inc.	3.500%	3/18/24	10,817	11,020
	BlackRock Inc.	3.200%	3/15/27	9,406	9,263
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,828	4,786
	Brookfield Finance Inc.	4.250%	6/2/26	6,984	6,860
	Brookfield Finance Inc.	3.900%	1/25/28	10,979	10,309
	Brookfield Finance Inc.	4.850%	3/29/29	3,000	3,015
	Brookfield Finance LLC	4.000%	4/1/24	10,844	10,826
	Cboe Global Markets Inc.	3.650%	1/12/27	9,728	9,602
	Charles Schwab Corp.	3.000%	3/10/25	2,995	2,959
	Charles Schwab Corp.	3.850%	5/21/25	11,000	11,371
	Charles Schwab Corp.	3.450%	2/13/26	4,470	4,482
	Charles Schwab Corp.	3.200%	3/2/27	17,778	17,437
	Charles Schwab Corp.	3.200%	1/25/28	11,711	11,437
	Charles Schwab Corp.	4.000%	2/1/29	4,500	4,641
	CME Group Inc.	3.000%	3/15/25	12,550	12,384
	CME Group Inc.	3.750%	6/15/28	5,975	6,132
	E*TRADE Financial Corp.	3.800%	8/24/27	6,214	5,898
	E*TRADE Financial Corp.	4.500%	6/20/28	6,104	6,038
	Eaton Vance Corp.	3.500%	4/6/27	5,575	5,415
	Franklin Resources Inc.	2.850%	3/30/25	9,088	8,760
	Intercontinental Exchange Inc.	3.750%	12/1/25	21,811	22,294
	Intercontinental Exchange Inc.	3.100%	9/15/27	5,515	5,350
	Intercontinental Exchange Inc.	3.750%	9/21/28	3,075	3,119
	Invesco Finance plc	3.750%	1/15/26	7,640	7,527
	Janus Capital Group Inc.	4.875%	8/1/25	4,405	4,489
	Jefferies Group LLC	4.850%	1/15/27	12,934	12,491
	Jefferies Group LLC	6.450%	6/8/27	5,569	5,909
	Lazard Group LLC	3.750%	2/13/25	4,787	4,683
	Lazard Group LLC	3.625%	3/1/27	10,539	10,118
	Lazard Group LLC	4.500%	9/19/28	9,680	9,817
	Legg Mason Inc.	3.950%	7/15/24	1,265	1,248
	Legg Mason Inc.	4.750%	3/15/26	5,360	5,402
	Nasdaq Inc.	4.250%	6/1/24	5,738	5,869
	Nasdaq Inc.	3.850%	6/30/26	9,127	9,001
	Raymond James Financial Inc.	3.625%	9/15/26	6,192	5,926

42

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stifel Financial Corp.	4.250%	7/18/24	9,138	9,236
	TD Ameritrade Holding Corp.	3.750%	4/1/24	2,500	2,553
	TD Ameritrade Holding Corp.	3.625%	4/1/25	7,972	8,038
	TD Ameritrade Holding Corp.	3.300%	4/1/27	15,903	15,563
	Finance Companies (0.6%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	9,283	9,179
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	21,279	19,178
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	6,231	5,892
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	7,725	7,030
	Air Lease Corp.	4.250%	9/15/24	8,178	8,168
	Air Lease Corp.	3.250%	3/1/25	12,883	12,171
	Air Lease Corp.	3.625%	4/1/27	8,383	7,741
	Air Lease Corp.	3.625%	12/1/27	6,889	6,271
	Air Lease Corp.	4.625%	10/1/28	5,600	5,475
	Aircastle Ltd.	4.125%	5/1/24	4,388	4,241
	Ares Capital Corp.	4.250%	3/1/25	7,747	7,357
	GATX Corp.	3.250%	3/30/25	3,408	3,203
	GATX Corp.	3.250%	9/15/26	4,635	4,300
	GATX Corp.	3.850%	3/30/27	8,950	8,637
	GATX Corp.	3.500%	3/15/28	6,229	5,767
	GATX Corp.	4.550%	11/7/28	4,325	4,335
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	29,627	28,484
	Insurance (4.5%)
2	Aegon NV	5.500%	4/11/48	8,250	7,879
	Aetna Inc.	3.500%	11/15/24	10,190	10,016
	Aflac Inc.	3.625%	11/15/24	13,846	14,138
	Aflac Inc.	3.250%	3/17/25	4,275	4,228
	Aflac Inc.	2.875%	10/15/26	4,168	3,958
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	6,373	6,259
	Allstate Corp.	3.280%	12/15/26	8,014	7,955
	American Financial Group Inc.	3.500%	8/15/26	6,245	5,922
	American International Group Inc.	3.750%	7/10/25	18,623	18,249
	American International Group Inc.	3.900%	4/1/26	20,769	20,320
	American International Group Inc.	4.200%	4/1/28	13,946	13,685
2	American International Group Inc.	5.750%	4/1/48	12,275	11,366
	Anthem Inc.	3.500%	8/15/24	11,945	11,900
	Anthem Inc.	3.350%	12/1/24	17,470	17,329
	Anthem Inc.	3.650%	12/1/27	25,156	24,769
	Anthem Inc.	4.101%	3/1/28	22,438	22,706
	Aon Corp.	8.205%	1/1/27	5,056	5,897
	Aon Corp.	4.500%	12/15/28	4,943	5,097
	Aon plc	3.500%	6/14/24	11,255	11,252
	Aon plc	3.875%	12/15/25	12,349	12,547
	Arch Capital Finance LLC	4.011%	12/15/26	6,757	6,866
	Assurant Inc.	4.900%	3/27/28	4,350	4,369
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	7,096	7,469
	Athene Holding Ltd.	4.125%	1/12/28	13,880	12,935
	AXA Equitable Holdings Inc.	7.000%	4/1/28	4,500	5,133
	AXA Equitable Holdings Inc.	4.350%	4/20/28	20,435	20,104
	AXIS Specialty Finance plc	4.000%	12/6/27	7,620	7,379
	Berkshire Hathaway Inc.	3.125%	3/15/26	34,420	34,112
	Brighthouse Financial Inc.	3.700%	6/22/27	17,804	15,989
	Brown & Brown Inc.	4.200%	9/15/24	8,910	8,969
	Chubb INA Holdings Inc.	3.350%	5/15/24	6,597	6,629
	Chubb INA Holdings Inc.	3.150%	3/15/25	11,803	11,684
	Chubb INA Holdings Inc.	3.350%	5/3/26	30,730	30,558
3	Cigna Corp.	4.125%	11/15/25	33,075	33,554
3	Cigna Corp.	4.375%	10/15/28	58,300	58,874
	Cigna Holding Co.	3.250%	4/15/25	15,735	15,295

43

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Holding Co.	7.875%	5/15/27	836	1,051
	Cigna Holding Co.	3.050%	10/15/27	2,850	2,623
	Cincinnati Financial Corp.	6.920%	5/15/28	4,950	5,952
	CNA Financial Corp.	3.950%	5/15/24	10,239	10,241
	CNA Financial Corp.	4.500%	3/1/26	9,185	9,402
	CNA Financial Corp.	3.450%	8/15/27	8,115	7,676
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	8,470	8,330
3	Fidelity National Financial Inc.	4.500%	8/15/28	2,200	2,174
	First American Financial Corp.	4.600%	11/15/24	2,850	2,908
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,230	5,208
	Humana Inc.	3.850%	10/1/24	12,323	12,356
	Humana Inc.	3.950%	3/15/27	10,145	9,981
	Kemper Corp.	4.350%	2/15/25	6,387	6,372
	Lincoln National Corp.	3.350%	3/9/25	4,831	4,734
	Lincoln National Corp.	3.625%	12/12/26	7,852	7,647
	Lincoln National Corp.	3.800%	3/1/28	7,360	7,240
	Loews Corp.	3.750%	4/1/26	8,097	8,138
	Manulife Financial Corp.	4.150%	3/4/26	10,281	10,610
2	Manulife Financial Corp.	4.061%	2/24/32	14,700	13,993
	Markel Corp.	3.500%	11/1/27	4,350	4,062
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	925	949
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	10,830	11,042
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	7,222	7,251
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,210	10,147
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,547	4,575
	Mercury General Corp.	4.400%	3/15/27	5,650	5,523
	MetLife Inc.	3.600%	4/10/24	13,999	14,250
	MetLife Inc.	3.000%	3/1/25	7,910	7,763
	MetLife Inc.	3.600%	11/13/25	7,775	7,835
	Munich Re America Corp.	7.450%	12/15/26	1,400	1,692
	Old Republic International Corp.	4.875%	10/1/24	5,030	5,226
	Old Republic International Corp.	3.875%	8/26/26	8,990	8,626
	Principal Financial Group Inc.	3.400%	5/15/25	6,732	6,641
	Principal Financial Group Inc.	3.100%	11/15/26	7,309	6,961
	Progressive Corp.	2.450%	1/15/27	7,425	6,903
	Prudential Financial Inc.	3.500%	5/15/24	16,268	16,526
	Prudential Financial Inc.	3.878%	3/27/28	3,650	3,748
2	Prudential Financial Inc.	5.200%	3/15/44	7,105	7,034
2	Prudential Financial Inc.	5.375%	5/15/45	13,448	13,314
2	Prudential Financial Inc.	4.500%	9/15/47	15,075	13,928
2	Prudential Financial Inc.	5.700%	9/15/48	15,125	14,838
	Reinsurance Group of America Inc.	3.950%	9/15/26	9,600	9,490
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,150	3,137
	RenaissanceRe Finance Inc.	3.450%	7/1/27	5,280	5,069
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,948	3,482
	Torchmark Corp.	4.550%	9/15/28	6,553	6,706
	Trinity Acquisition plc	4.400%	3/15/26	7,921	8,017
	UnitedHealth Group Inc.	3.750%	7/15/25	28,689	29,412
	UnitedHealth Group Inc.	3.700%	12/15/25	300	307
	UnitedHealth Group Inc.	3.100%	3/15/26	19,474	19,125
	UnitedHealth Group Inc.	3.450%	1/15/27	20,127	20,076
	UnitedHealth Group Inc.	3.375%	4/15/27	14,381	14,176
	UnitedHealth Group Inc.	2.950%	10/15/27	14,908	14,293
	UnitedHealth Group Inc.	3.850%	6/15/28	15,040	15,383
	UnitedHealth Group Inc.	3.875%	12/15/28	10,945	11,229
	Unum Group	4.000%	3/15/24	7,377	7,332
	Voya Financial Inc.	3.125%	7/15/24	5,210	5,039
	Voya Financial Inc.	3.650%	6/15/26	6,926	6,664
	Willis North America Inc.	3.600%	5/15/24	14,265	14,141
	Willis North America Inc.	4.500%	9/15/28	14,864	14,969
	XLIT Ltd.	4.450%	3/31/25	6,809	6,950
	XLIT Ltd.	6.250%	5/15/27	3,316	3,823

44

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Other Finance (0.1%)
ORIX Corp.	3.250%	12/4/24	9,720	9,441
ORIX Corp.	3.700%	7/18/27	6,634	6,448
Real Estate Investment Trusts (4.6%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	10,380	10,123
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	4,756	4,804
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,941	4,853
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	10,625	10,400
American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,499	3,532
American Campus Communities Operating Partnership LP	3.625%	11/15/27	7,363	7,001
American Homes 4 Rent LP	4.250%	2/15/28	7,140	6,898
American Homes 4 Rent LP	4.900%	2/15/29	3,500	3,519
AvalonBay Communities Inc.	3.500%	11/15/24	4,583	4,607
AvalonBay Communities Inc.	3.450%	6/1/25	5,316	5,314
AvalonBay Communities Inc.	3.500%	11/15/25	6,060	6,054
AvalonBay Communities Inc.	2.950%	5/11/26	8,361	8,015
AvalonBay Communities Inc.	2.900%	10/15/26	6,171	5,886
AvalonBay Communities Inc.	3.350%	5/15/27	5,900	5,768
AvalonBay Communities Inc.	3.200%	1/15/28	9,211	8,866
Boston Properties LP	3.200%	1/15/25	7,240	7,026
Boston Properties LP	3.650%	2/1/26	17,479	17,217
Boston Properties LP	2.750%	10/1/26	19,693	18,172
Boston Properties LP	4.500%	12/1/28	5,300	5,495
Brandywine Operating Partnership LP	3.950%	11/15/27	6,762	6,492
Brixmor Operating Partnership LP	3.650%	6/15/24	4,900	4,783
Brixmor Operating Partnership LP	3.850%	2/1/25	11,342	11,080
Brixmor Operating Partnership LP	4.125%	6/15/26	14,893	14,595
Brixmor Operating Partnership LP	3.900%	3/15/27	8,835	8,505
Camden Property Trust	4.100%	10/15/28	1,675	1,710
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	9,773	9,580
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,578	5,201
Corporate Office Properties LP	5.250%	2/15/24	3,075	3,188
Corporate Office Properties LP	5.000%	7/1/25	1,060	1,086
CubeSmart LP	4.000%	11/15/25	3,525	3,504
CubeSmart LP	3.125%	9/1/26	6,295	5,830
CubeSmart LP	4.375%	2/15/29	1,200	1,196
Digital Realty Trust LP	4.750%	10/1/25	7,378	7,692
Digital Realty Trust LP	3.700%	8/15/27	12,825	12,374
Digital Realty Trust LP	4.450%	7/15/28	20,695	20,950
Duke Realty LP	3.750%	12/1/24	7,042	7,072
Duke Realty LP	3.250%	6/30/26	2,400	2,310
Duke Realty LP	3.375%	12/15/27	4,500	4,329
Duke Realty LP	4.000%	9/15/28	4,925	4,941
EPR Properties	4.500%	4/1/25	4,293	4,258
EPR Properties	4.750%	12/15/26	6,785	6,811
EPR Properties	4.500%	6/1/27	6,482	6,386
EPR Properties	4.950%	4/15/28	5,575	5,628
ERP Operating LP	3.375%	6/1/25	3,470	3,472
ERP Operating LP	2.850%	11/1/26	9,190	8,751
ERP Operating LP	3.250%	8/1/27	4,527	4,407
ERP Operating LP	3.500%	3/1/28	9,675	9,573
ERP Operating LP	4.150%	12/1/28	6,895	7,147
Essex Portfolio LP	3.875%	5/1/24	6,481	6,526
Essex Portfolio LP	3.500%	4/1/25	6,144	6,063
Essex Portfolio LP	3.375%	4/15/26	6,756	6,530
Essex Portfolio LP	3.625%	5/1/27	4,975	4,870
Essex Portfolio LP	4.000%	3/1/29	2,000	1,990
Federal Realty Investment Trust	3.250%	7/15/27	10,414	10,022
HCP Inc.	4.200%	3/1/24	3,657	3,727
HCP Inc.	3.875%	8/15/24	8,654	8,671
HCP Inc.	3.400%	2/1/25	10,858	10,537

45

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HCP Inc.	4.000%	6/1/25	14,979	15,023
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,045	3,831
Healthcare Trust of America Holdings LP	3.500%	8/1/26	6,275	5,990
Healthcare Trust of America Holdings LP	3.750%	7/1/27	11,098	10,708
Highwoods Realty LP	3.875%	3/1/27	4,900	4,810
Highwoods Realty LP	4.125%	3/15/28	4,300	4,257
Highwoods Realty LP	4.200%	4/15/29	2,750	2,728
Hospitality Properties Trust	4.650%	3/15/24	3,540	3,528
Hospitality Properties Trust	4.500%	3/15/25	4,400	4,296
Hospitality Properties Trust	5.250%	2/15/26	5,242	5,209
Hospitality Properties Trust	4.950%	2/15/27	6,550	6,358
Hospitality Properties Trust	3.950%	1/15/28	5,550	4,960
Hospitality Properties Trust	4.375%	2/15/30	2,400	2,162
Host Hotels & Resorts LP	3.875%	4/1/24	8,858	8,725
Host Hotels & Resorts LP	4.000%	6/15/25	8,420	8,211
Host Hotels & Resorts LP	4.500%	2/1/26	1,900	1,902
Hudson Pacific Properties LP	3.950%	11/1/27	4,503	4,256
Kilroy Realty LP	3.450%	12/15/24	7,220	7,044
Kilroy Realty LP	4.375%	10/1/25	5,597	5,677
Kilroy Realty LP	4.750%	12/15/28	8,435	8,756
Kimco Realty Corp.	2.700%	3/1/24	3,540	3,370
Kimco Realty Corp.	3.300%	2/1/25	11,665	11,337
Kimco Realty Corp.	2.800%	10/1/26	7,813	7,187
Kimco Realty Corp.	3.800%	4/1/27	7,127	6,982
Kite Realty Group LP	4.000%	10/1/26	4,162	3,801
Liberty Property LP	3.750%	4/1/25	8,940	8,899
Liberty Property LP	3.250%	10/1/26	5,324	5,052
Liberty Property LP	4.375%	2/1/29	1,000	1,014
Life Storage LP	3.875%	12/15/27	6,871	6,596
Life Storage LP	3.500%	7/1/26	7,956	7,517
Mid-America Apartments LP	3.750%	6/15/24	3,540	3,546
Mid-America Apartments LP	4.000%	11/15/25	7,065	7,120
Mid-America Apartments LP	3.600%	6/1/27	11,225	10,898
Mid-America Apartments LP	4.200%	6/15/28	1,000	1,005
National Retail Properties Inc.	3.900%	6/15/24	5,341	5,382
National Retail Properties Inc.	4.000%	11/15/25	3,976	3,988
National Retail Properties Inc.	3.600%	12/15/26	7,649	7,447
National Retail Properties Inc.	3.500%	10/15/27	6,300	6,037
National Retail Properties Inc.	4.300%	10/15/28	4,100	4,149
Omega Healthcare Investors Inc.	4.950%	4/1/24	7,080	7,222
Omega Healthcare Investors Inc.	4.500%	1/15/25	7,713	7,694
Omega Healthcare Investors Inc.	5.250%	1/15/26	10,182	10,487
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,286	7,149
Omega Healthcare Investors Inc.	4.750%	1/15/28	6,774	6,774
Physicians Realty LP	4.300%	3/15/27	8,205	7,977
Physicians Realty LP	3.950%	1/15/28	4,700	4,441
Piedmont Operating Partnership LP	4.450%	3/15/24	4,525	4,579
Prologis LP	3.750%	11/1/25	14,095	14,415
Prologis LP	3.875%	9/15/28	4,000	4,095
Public Storage	3.094%	9/15/27	6,845	6,491
Realty Income Corp.	3.875%	7/15/24	6,529	6,614
Realty Income Corp.	3.875%	4/15/25	8,405	8,514
Realty Income Corp.	4.125%	10/15/26	8,258	8,402
Realty Income Corp.	3.000%	1/15/27	5,365	5,062
Realty Income Corp.	3.650%	1/15/28	15,295	15,046
Regency Centers LP	3.600%	2/1/27	7,058	6,818
Regency Centers LP	4.125%	3/15/28	5,325	5,316
Sabra Health Care LP	5.125%	8/15/26	7,130	6,764
Select Income REIT	4.250%	5/15/24	6,003	5,637
Select Income REIT	4.500%	2/1/25	4,967	4,715
Senior Housing Properties Trust	4.750%	2/15/28	5,205	4,720
Simon Property Group LP	3.375%	10/1/24	9,965	9,980
Simon Property Group LP	3.500%	9/1/25	8,833	8,846
Simon Property Group LP	3.300%	1/15/26	8,965	8,809

46

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.250%	11/30/26	8,075	7,865
	Simon Property Group LP	3.375%	6/15/27	14,050	13,767
	Simon Property Group LP	3.375%	12/1/27	14,482	14,155
	SITE Centers Corp.	3.900%	8/15/24	1,830	1,806
	SITE Centers Corp.	3.625%	2/1/25	8,208	7,923
	SITE Centers Corp.	4.250%	2/1/26	4,291	4,221
	SITE Centers Corp.	4.700%	6/1/27	6,598	6,648
	STORE Capital Corp.	4.500%	3/15/28	4,600	4,530
	STORE Capital Corp.	4.625%	3/15/29	3,250	3,208
	Tanger Properties LP	3.750%	12/1/24	1,100	1,070
	Tanger Properties LP	3.125%	9/1/26	3,972	3,614
	Tanger Properties LP	3.875%	7/15/27	4,150	3,910
	UDR Inc.	3.750%	7/1/24	5,036	5,071
	UDR Inc.	4.000%	10/1/25	3,715	3,767
	UDR Inc.	2.950%	9/1/26	5,861	5,488
	UDR Inc.	3.500%	7/1/27	3,994	3,848
	UDR Inc.	3.500%	1/15/28	4,200	4,027
	Ventas Realty LP	3.500%	4/15/24	6,000	5,979
	Ventas Realty LP	3.750%	5/1/24	4,865	4,886
	Ventas Realty LP	3.500%	2/1/25	7,937	7,822
	Ventas Realty LP	4.125%	1/15/26	4,491	4,525
	Ventas Realty LP	3.250%	10/15/26	11,821	11,245
	Ventas Realty LP	3.850%	4/1/27	6,864	6,743
	Ventas Realty LP	4.000%	3/1/28	10,340	10,233
	Ventas Realty LP	4.400%	1/15/29	3,975	4,039
	VEREIT Operating Partnership LP	4.625%	11/1/25	11,255	11,415
	VEREIT Operating Partnership LP	4.875%	6/1/26	9,260	9,456
	VEREIT Operating Partnership LP	3.950%	8/15/27	10,066	9,627
	Vornado Realty LP	3.500%	1/15/25	6,619	6,398
	Welltower Inc.	3.625%	3/15/24	5,000	5,002
	Welltower Inc.	4.000%	6/1/25	13,371	13,469
	Welltower Inc.	4.250%	4/1/26	12,560	12,714
	Welltower Inc.	4.250%	4/15/28	11,125	11,193
	Welltower Inc.	4.125%	3/15/29	4,500	4,466
	WP Carey Inc.	4.600%	4/1/24	8,308	8,510
	WP Carey Inc.	4.000%	2/1/25	3,669	3,620
	WP Carey Inc.	4.250%	10/1/26	2,685	2,651
					8,537,707
Industrial (56.7%)
	Basic Industry (2.7%)
	Air Products & Chemicals Inc.	3.350%	7/31/24	7,445	7,455
	Airgas Inc.	3.650%	7/15/24	6,594	6,701
	Albemarle Corp.	4.150%	12/1/24	8,543	8,662
	ArcelorMittal	6.125%	6/1/25	9,535	10,381
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	1,166	1,358
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	6,250	6,329
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	14,600	13,922
	Dow Chemical Co.	3.500%	10/1/24	12,445	12,323
3	Dow Chemical Co.	4.550%	11/30/25	5,250	5,417
3	Dow Chemical Co.	4.800%	11/30/28	14,214	14,730
	DowDuPont Inc.	4.493%	11/15/25	25,835	26,853
	DowDuPont Inc.	4.725%	11/15/28	37,684	39,457
	Eastman Chemical Co.	3.800%	3/15/25	11,596	11,421
	Eastman Chemical Co.	4.500%	12/1/28	1,150	1,168
	Ecolab Inc.	2.700%	11/1/26	7,556	7,188
	Ecolab Inc.	3.250%	12/1/27	8,375	8,188
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	9,853	10,259
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,550	8,356
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	12,038	12,474
	Georgia-Pacific LLC	7.375%	12/1/25	2,427	2,967
	International Flavors & Fragrances Inc.	4.450%	9/26/28	3,742	3,824
	International Paper Co.	3.650%	6/15/24	14,619	14,804
	International Paper Co.	3.800%	1/15/26	14,275	14,165

47

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Paper Co.	3.000%	2/15/27	11,588	10,822
	Kinross Gold Corp.	5.950%	3/15/24	7,050	7,385
	Kinross Gold Corp.	4.500%	7/15/27	8,340	7,704
	LYB International Finance II BV	3.500%	3/2/27	16,450	15,443
	LyondellBasell Industries NV	5.750%	4/15/24	15,670	16,787
	Methanex Corp.	4.250%	12/1/24	4,040	3,934
	Mosaic Co.	4.050%	11/15/27	8,879	8,657
	Nucor Corp.	3.950%	5/1/28	9,393	9,495
	Nutrien Ltd.	3.625%	3/15/24	6,034	5,963
	Nutrien Ltd.	3.375%	3/15/25	12,538	11,973
	Nutrien Ltd.	3.000%	4/1/25	7,675	7,196
	Nutrien Ltd.	4.000%	12/15/26	6,975	6,816
	Packaging Corp. of America	3.650%	9/15/24	6,130	6,068
	Packaging Corp. of America	3.400%	12/15/27	9,545	9,077
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	100	96
	PPG Industries Inc.	3.750%	3/15/28	8,959	8,798
	Praxair Inc.	2.650%	2/5/25	5,269	5,071
	Praxair Inc.	3.200%	1/30/26	12,235	12,109
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	24,410	25,169
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,150	9,061
	RPM International Inc.	3.750%	3/15/27	8,262	7,774
	SASOL Financing USA LLC	5.875%	3/27/24	20,075	20,728
	SASOL Financing USA LLC	6.500%	9/27/28	10,300	10,841
	Sherwin-Williams Co.	3.125%	6/1/24	15,729	15,297
	Sherwin-Williams Co.	3.450%	8/1/25	5,632	5,497
	Sherwin-Williams Co.	3.950%	1/15/26	4,800	4,760
	Sherwin-Williams Co.	3.450%	6/1/27	17,020	16,185
	Southern Copper Corp.	3.875%	4/23/25	9,546	9,462
3	Suzano Austria GmbH	6.000%	1/15/29	18,000	19,035
	Vale Overseas Ltd.	6.250%	8/10/26	29,440	31,206
	Westlake Chemical Corp.	3.600%	8/15/26	9,324	8,821
	Weyerhaeuser Co.	8.500%	1/15/25	2,235	2,721
	Weyerhaeuser Co.	6.950%	10/1/27	375	440
	Weyerhaeuser Co.	4.000%	11/15/29	2,500	2,486
	WRKCo Inc.	3.000%	9/15/24	8,285	7,871
	WRKCo Inc.	3.750%	3/15/25	8,700	8,532
	WRKCo Inc.	4.650%	3/15/26	9,045	9,280
	WRKCo Inc.	3.375%	9/15/27	7,046	6,611
	WRKCo Inc.	4.000%	3/15/28	8,350	8,177
	Yamana Gold Inc.	4.950%	7/15/24	4,135	4,171
	Yamana Gold Inc.	4.625%	12/15/27	4,008	3,761
	Capital Goods (4.9%)
	3M Co.	3.250%	2/14/24	300	304
	3M Co.	3.000%	8/7/25	7,224	7,196
	3M Co.	2.250%	9/19/26	10,067	9,365
	3M Co.	2.875%	10/15/27	16,227	15,592
	3M Co.	3.625%	9/14/28	7,412	7,566
	3M Co.	3.375%	3/1/29	5,000	4,969
	ABB Finance USA Inc.	3.800%	4/3/28	8,710	8,895
	Allegion US Holding Co. Inc.	3.200%	10/1/24	5,336	5,057
	Allegion US Holding Co. Inc.	3.550%	10/1/27	6,000	5,518
	Bemis Co. Inc.	3.100%	9/15/26	3,900	3,581
	Boeing Co.	2.800%	3/1/24	4,000	3,966
	Boeing Co.	2.850%	10/30/24	8,278	8,182
	Boeing Co.	2.500%	3/1/25	220	211
	Boeing Co.	2.600%	10/30/25	1,150	1,111
	Boeing Co.	2.250%	6/15/26	6,331	5,910
	Boeing Co.	2.800%	3/1/27	5,477	5,270
	Boeing Co.	3.250%	3/1/28	6,195	6,117
	Boeing Co.	3.450%	11/1/28	1,150	1,163
	Boeing Co.	3.200%	3/1/29	1,750	1,719
	Carlisle Cos. Inc.	3.500%	12/1/24	8,177	7,954
	Carlisle Cos. Inc.	3.750%	12/1/27	6,360	6,019

48

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Caterpillar Financial Services Corp.	3.300%	6/9/24	9,870	9,910
Caterpillar Financial Services Corp.	3.250%	12/1/24	9,874	9,840
Caterpillar Financial Services Corp.	2.400%	8/9/26	4,525	4,174
Caterpillar Inc.	3.400%	5/15/24	16,365	16,634
CNH Industrial NV	3.850%	11/15/27	17,839	16,412
Dover Corp.	3.150%	11/15/25	6,500	6,216
Eagle Materials Inc.	4.500%	8/1/26	4,407	4,457
Eaton Corp.	3.103%	9/15/27	10,225	9,787
Embraer Netherlands Finance BV	5.050%	6/15/25	15,291	16,126
Embraer Netherlands Finance BV	5.400%	2/1/27	9,535	10,213
Emerson Electric Co.	3.150%	6/1/25	5,663	5,563
Fortive Corp.	3.150%	6/15/26	9,867	9,312
Fortune Brands Home & Security Inc.	4.000%	6/15/25	7,350	7,339
General Dynamics Corp.	2.375%	11/15/24	10,322	9,910
General Dynamics Corp.	3.500%	5/15/25	9,250	9,412
General Dynamics Corp.	2.125%	8/15/26	7,378	6,806
General Dynamics Corp.	2.625%	11/15/27	13,326	12,555
General Dynamics Corp.	3.750%	5/15/28	7,580	7,770
General Electric Co.	3.375%	3/11/24	11,400	11,170
General Electric Co.	3.450%	5/15/24	14,467	14,202
Harris Corp.	3.832%	4/27/25	8,901	8,899
Harris Corp.	4.400%	6/15/28	12,090	12,453
Hexcel Corp.	4.700%	8/15/25	500	503
Hexcel Corp.	3.950%	2/15/27	8,417	8,238
Honeywell International Inc.	2.500%	11/1/26	21,610	20,606
Hubbell Inc.	3.350%	3/1/26	4,079	3,881
Hubbell Inc.	3.150%	8/15/27	5,578	5,139
Hubbell Inc.	3.500%	2/15/28	7,099	6,707
Huntington Ingalls Industries Inc.	3.483%	12/1/27	12,300	11,685
Illinois Tool Works Inc.	3.500%	3/1/24	12,634	12,822
Illinois Tool Works Inc.	2.650%	11/15/26	15,715	15,006
Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	6,685	6,670
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	13,222	13,218
John Deere Capital Corp.	3.350%	6/12/24	8,045	8,136
John Deere Capital Corp.	2.650%	6/24/24	13,401	13,053
John Deere Capital Corp.	3.450%	3/13/25	5,675	5,741
John Deere Capital Corp.	3.400%	9/11/25	6,175	6,205
John Deere Capital Corp.	2.650%	6/10/26	7,222	6,903
John Deere Capital Corp.	2.800%	9/8/27	11,682	11,136
John Deere Capital Corp.	3.050%	1/6/28	8,025	7,795
Johnson Controls International plc	3.625%	7/2/24	8,299	8,310
Johnson Controls International plc	3.900%	2/14/26	15,939	15,854
Kennametal Inc.	4.625%	6/15/28	4,350	4,252
L3 Technologies Inc.	3.950%	5/28/24	5,278	5,317
L3 Technologies Inc.	3.850%	12/15/26	12,632	12,532
L3 Technologies Inc.	4.400%	6/15/28	13,160	13,524
Leggett & Platt Inc.	3.800%	11/15/24	3,600	3,564
Leggett & Platt Inc.	3.500%	11/15/27	8,272	7,785
Legrand France SA	8.500%	2/15/25	3,535	4,347
Lockheed Martin Corp.	2.900%	3/1/25	9,649	9,458
Lockheed Martin Corp.	3.550%	1/15/26	29,461	29,858
Martin Marietta Materials Inc.	4.250%	7/2/24	2,250	2,277
Martin Marietta Materials Inc.	3.450%	6/1/27	4,225	3,862
Martin Marietta Materials Inc.	3.500%	12/15/27	11,475	10,457
Masco Corp.	4.450%	4/1/25	5,947	6,022
Masco Corp.	4.375%	4/1/26	10,141	10,126
Masco Corp.	3.500%	11/15/27	3,075	2,841
Northrop Grumman Corp.	2.930%	1/15/25	10,105	9,762
Northrop Grumman Corp.	3.200%	2/1/27	18,407	17,709
Northrop Grumman Corp.	3.250%	1/15/28	29,971	28,699
Nvent Finance Sarl	4.550%	4/15/28	7,210	7,066
Oshkosh Corp.	4.600%	5/15/28	3,450	3,411
Owens Corning	4.200%	12/1/24	3,600	3,575
Owens Corning	3.400%	8/15/26	8,470	7,790

49

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Parker-Hannifin Corp.	3.300%	11/21/24	6,764	6,697
Parker-Hannifin Corp.	3.250%	3/1/27	11,039	10,689
Precision Castparts Corp.	3.250%	6/15/25	18,518	18,735
Raytheon Co.	3.150%	12/15/24	2,375	2,363
Raytheon Co.	7.200%	8/15/27	4,805	6,060
Republic Services Inc.	3.200%	3/15/25	11,579	11,388
Republic Services Inc.	2.900%	7/1/26	7,533	7,182
Republic Services Inc.	3.375%	11/15/27	15,345	15,000
Republic Services Inc.	3.950%	5/15/28	5,250	5,360
Rockwell Automation Inc.	2.875%	3/1/25	2,327	2,240
Rockwell Automation Inc.	3.500%	3/1/29	2,500	2,498
Rockwell Collins Inc.	3.200%	3/15/24	16,897	16,554
Rockwell Collins Inc.	3.500%	3/15/27	15,783	15,268
Roper Technologies Inc.	3.850%	12/15/25	6,790	6,799
Roper Technologies Inc.	3.800%	12/15/26	11,862	11,666
Roper Technologies Inc.	4.200%	9/15/28	7,375	7,381
Snap-on Inc.	3.250%	3/1/27	4,085	4,029
Spirit AeroSystems Inc.	3.850%	6/15/26	9,746	9,391
Spirit AeroSystems Inc.	4.600%	6/15/28	14,450	14,356
Stanley Black & Decker Inc.	3.400%	3/1/26	3,500	3,488
Stanley Black & Decker Inc.	4.250%	11/15/28	6,004	6,309
Textron Inc.	4.300%	3/1/24	2,740	2,795
Textron Inc.	3.875%	3/1/25	3,479	3,431
Textron Inc.	4.000%	3/15/26	5,650	5,565
Textron Inc.	3.650%	3/15/27	12,458	11,914
Textron Inc.	3.375%	3/1/28	5,713	5,328
Timken Co.	3.875%	9/1/24	3,610	3,569
Timken Co.	4.500%	12/15/28	2,996	2,924
United Technologies Corp.	2.800%	5/4/24	10,328	9,991
United Technologies Corp.	3.950%	8/16/25	33,183	33,797
United Technologies Corp.	2.650%	11/1/26	13,825	12,787
United Technologies Corp.	3.125%	5/4/27	6,435	6,102
United Technologies Corp.	6.700%	8/1/28	1,825	2,180
United Technologies Corp.	4.125%	11/16/28	51,289	51,927
Vulcan Materials Co.	4.500%	4/1/25	5,032	5,121
Vulcan Materials Co.	3.900%	4/1/27	7,233	6,933
Wabtec Corp.	4.150%	3/15/24	8,780	8,726
Wabtec Corp.	3.450%	11/15/26	10,992	9,772
Wabtec Corp.	4.700%	9/15/28	16,062	15,954
Waste Connections Inc.	4.250%	12/1/28	2,100	2,175
Waste Management Holdings Inc.	7.100%	8/1/26	2,950	3,455
Waste Management Inc.	3.500%	5/15/24	8,764	8,840
Waste Management Inc.	3.125%	3/1/25	10,907	10,760
Waste Management Inc.	3.150%	11/15/27	10,240	9,922
Waste Management Inc.	7.000%	7/15/28	450	548
Xylem Inc.	3.250%	11/1/26	10,976	10,536
Communication (7.0%)
21st Century Fox America Inc.	4.000%	10/1/23	2,900	2,956
21st Century Fox America Inc.	3.700%	9/15/24	7,377	7,542
21st Century Fox America Inc.	3.700%	10/15/25	5,207	5,260
21st Century Fox America Inc.	3.375%	11/15/26	8,253	8,119
Activision Blizzard Inc.	3.400%	9/15/26	12,004	11,420
Activision Blizzard Inc.	3.400%	6/15/27	5,400	5,090
American Tower Corp.	4.000%	6/1/25	10,081	10,158
American Tower Corp.	3.375%	10/15/26	24,992	23,866
American Tower Corp.	3.125%	1/15/27	5,333	4,973
American Tower Corp.	3.550%	7/15/27	14,263	13,635
American Tower Corp.	3.600%	1/15/28	11,580	11,116
AT&T Inc.	3.800%	3/1/24	11,000	11,107
AT&T Inc.	3.900%	3/11/24	12,363	12,529
AT&T Inc.	4.450%	4/1/24	24,252	25,114
AT&T Inc.	3.950%	1/15/25	24,685	24,728
AT&T Inc.	3.400%	5/15/25	69,931	68,149

50

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.125%	2/17/26	42,186	42,176
	AT&T Inc.	4.250%	3/1/27	25,403	25,508
	AT&T Inc.	4.100%	2/15/28	27,999	27,589
	AT&T Inc.	4.350%	3/1/29	5,000	4,976
	British Telecommunications plc	5.125%	12/4/28	4,750	4,914
	CBS Corp.	3.700%	8/15/24	10,350	10,261
	CBS Corp.	3.500%	1/15/25	8,125	7,933
	CBS Corp.	4.000%	1/15/26	9,388	9,294
	CBS Corp.	2.900%	1/15/27	13,831	12,569
	CBS Corp.	3.375%	2/15/28	6,920	6,435
	CBS Corp.	3.700%	6/1/28	3,866	3,668
	CBS Corp.	4.200%	6/1/29	2,500	2,452
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	73,100	75,574
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	24,687	23,149
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	5,000	4,843
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	5,000	5,108
	Comcast Corp.	3.600%	3/1/24	8,821	8,931
	Comcast Corp.	3.700%	4/15/24	38,599	39,368
	Comcast Corp.	3.375%	2/15/25	12,978	12,964
	Comcast Corp.	3.375%	8/15/25	32,726	32,612
	Comcast Corp.	3.950%	10/15/25	32,700	33,711
	Comcast Corp.	3.150%	3/1/26	34,980	34,187
	Comcast Corp.	2.350%	1/15/27	36,169	33,146
	Comcast Corp.	3.300%	2/1/27	24,731	24,143
	Comcast Corp.	3.150%	2/15/28	42,514	40,855
	Comcast Corp.	4.150%	10/15/28	56,600	58,464
	Crown Castle International Corp.	3.200%	9/1/24	12,974	12,582
	Crown Castle International Corp.	4.450%	2/15/26	11,803	12,023
	Crown Castle International Corp.	3.700%	6/15/26	14,879	14,481
	Crown Castle International Corp.	4.000%	3/1/27	11,259	11,131
	Crown Castle International Corp.	3.650%	9/1/27	20,750	19,872
	Crown Castle International Corp.	3.800%	2/15/28	15,345	14,848
	Crown Castle International Corp.	4.300%	2/15/29	2,000	2,000
	Discovery Communications LLC	3.800%	3/13/24	4,000	3,965
3	Discovery Communications LLC	3.900%	11/15/24	14,150	13,897
	Discovery Communications LLC	3.450%	3/15/25	4,351	4,162
3	Discovery Communications LLC	3.950%	6/15/25	8,200	8,036
	Discovery Communications LLC	4.900%	3/11/26	13,458	13,845
	Discovery Communications LLC	3.950%	3/20/28	28,436	27,003
	Electronic Arts Inc.	4.800%	3/1/26	5,596	5,860
3	Fox Corp.	4.709%	1/25/29	32,000	33,126
	Grupo Televisa SAB	6.625%	3/18/25	8,500	9,432
	Grupo Televisa SAB	4.625%	1/30/26	6,115	6,128
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,500	7,573
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	12,174	12,344
	Moody’s Corp.	4.875%	2/15/24	9,215	9,732
	Moody’s Corp.	3.250%	1/15/28	1,275	1,219
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	15,074	14,887
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	20,540	19,790
	Rogers Communications Inc.	3.625%	12/15/25	7,194	7,162
	Rogers Communications Inc.	2.900%	11/15/26	7,170	6,729
	S&P Global Inc.	4.000%	6/15/25	8,016	8,237
	S&P Global Inc.	4.400%	2/15/26	10,977	11,486
	S&P Global Inc.	2.950%	1/22/27	5,750	5,454
	TCI Communications Inc.	7.875%	2/15/26	2,407	3,008
	TCI Communications Inc.	7.125%	2/15/28	1,796	2,198
	Telefonica Emisiones SAU	4.103%	3/8/27	19,959	19,617
	TELUS Corp.	2.800%	2/16/27	14,185	13,258
	Thomson Reuters Corp.	3.350%	5/15/26	10,725	10,056

51

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.500%	11/1/24	27,000	27,268
	Verizon Communications Inc.	3.376%	2/15/25	47,102	47,078
	Verizon Communications Inc.	2.625%	8/15/26	29,417	27,432
	Verizon Communications Inc.	4.125%	3/16/27	43,419	44,452
	Verizon Communications Inc.	4.329%	9/21/28	71,493	73,867
3	Verizon Communications Inc.	4.016%	12/3/29	21,090	21,066
	Viacom Inc.	3.875%	4/1/24	8,239	8,199
	Vodafone Group plc	4.125%	5/30/25	24,195	24,246
	Vodafone Group plc	4.375%	5/30/28	43,632	43,258
	Walt Disney Co.	3.150%	9/17/25	14,043	14,063
	Walt Disney Co.	3.000%	2/13/26	11,169	11,011
	Walt Disney Co.	1.850%	7/30/26	22,781	20,699
	Walt Disney Co.	2.950%	6/15/27	1,200	1,174
	Warner Media LLC	3.550%	6/1/24	11,046	10,978
	Warner Media LLC	3.600%	7/15/25	13,574	13,357
	Warner Media LLC	3.875%	1/15/26	11,816	11,652
	Warner Media LLC	2.950%	7/15/26	9,777	9,057
	Warner Media LLC	3.800%	2/15/27	26,809	26,075
	WPP Finance 2010	3.750%	9/19/24	11,111	10,691
	Consumer Cyclical (7.2%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	36,310	36,624
	Alibaba Group Holding Ltd.	3.400%	12/6/27	28,560	27,205
	Amazon.com Inc.	2.800%	8/22/24	29,365	29,030
	Amazon.com Inc.	3.800%	12/5/24	15,654	16,287
	Amazon.com Inc.	5.200%	12/3/25	20,045	22,434
	Amazon.com Inc.	3.150%	8/22/27	44,633	43,897
	American Honda Finance Corp.	2.300%	9/9/26	3,138	2,887
	American Honda Finance Corp.	3.500%	2/15/28	8,415	8,386
	Aptiv plc	4.250%	1/15/26	8,400	8,366
4	Aptiv plc	4.350%	3/15/29	3,500	3,461
	Automatic Data Processing Inc.	3.375%	9/15/25	12,069	12,253
	AutoNation Inc.	3.500%	11/15/24	6,857	6,395
	AutoNation Inc.	4.500%	10/1/25	6,840	6,678
	AutoNation Inc.	3.800%	11/15/27	3,804	3,422
	AutoZone Inc.	3.250%	4/15/25	7,776	7,513
	AutoZone Inc.	3.125%	4/21/26	9,289	8,812
	AutoZone Inc.	3.750%	6/1/27	8,813	8,678
	Best Buy Co. Inc.	4.450%	10/1/28	7,275	7,011
	Block Financial LLC	5.250%	10/1/25	5,050	5,107
	Booking Holdings Inc.	3.650%	3/15/25	6,604	6,531
	Booking Holdings Inc.	3.600%	6/1/26	20,383	19,976
	Booking Holdings Inc.	3.550%	3/15/28	7,411	7,107
	BorgWarner Inc.	3.375%	3/15/25	5,025	4,867
	Costco Wholesale Corp.	2.750%	5/18/24	20,929	20,673
	Costco Wholesale Corp.	3.000%	5/18/27	8,250	8,033
	Darden Restaurants Inc.	3.850%	5/1/27	7,431	7,154
	Delphi Corp.	4.150%	3/15/24	10,774	10,776
	Dollar General Corp.	4.150%	11/1/25	10,469	10,667
	Dollar General Corp.	3.875%	4/15/27	11,432	11,241
	Dollar General Corp.	4.125%	5/1/28	6,148	6,146
	Dollar Tree Inc.	4.000%	5/15/25	14,690	14,377
	Dollar Tree Inc.	4.200%	5/15/28	18,975	18,050
	eBay Inc.	3.450%	8/1/24	9,790	9,668
	eBay Inc.	3.600%	6/5/27	13,794	13,185
	Expedia Group Inc.	4.500%	8/15/24	7,305	7,441
	Expedia Group Inc.	5.000%	2/15/26	11,633	12,027
	Expedia Group Inc.	3.800%	2/15/28	16,775	15,848
	Ford Motor Co.	4.346%	12/8/26	24,113	21,806
	Ford Motor Co.	6.625%	10/1/28	6,594	6,718
	Ford Motor Credit Co. LLC	3.664%	9/8/24	12,677	11,496
	Ford Motor Credit Co. LLC	4.687%	6/9/25	8,625	8,141
	Ford Motor Credit Co. LLC	4.134%	8/4/25	22,322	20,335
	Ford Motor Credit Co. LLC	4.389%	1/8/26	15,219	13,883

52

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Credit Co. LLC	3.815%	11/2/27	12,987	11,006
General Motors Co.	4.000%	4/1/25	4,846	4,638
General Motors Co.	4.200%	10/1/27	12,207	11,377
General Motors Co.	5.000%	10/1/28	6,650	6,506
General Motors Financial Co. Inc.	3.950%	4/13/24	10,270	9,959
General Motors Financial Co. Inc.	3.500%	11/7/24	15,977	15,006
General Motors Financial Co. Inc.	4.000%	1/15/25	18,500	17,764
General Motors Financial Co. Inc.	4.350%	4/9/25	12,721	12,411
General Motors Financial Co. Inc.	4.300%	7/13/25	13,681	13,298
General Motors Financial Co. Inc.	5.250%	3/1/26	14,836	15,034
General Motors Financial Co. Inc.	4.000%	10/6/26	17,505	16,362
General Motors Financial Co. Inc.	4.350%	1/17/27	19,383	18,364
General Motors Financial Co. Inc.	3.850%	1/5/28	4,605	4,168
General Motors Financial Co. Inc.	5.650%	1/17/29	14,000	14,243
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	12,395	12,767
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	14,049	14,506
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	7,135	7,394
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	12,450	12,606
Harley-Davidson Inc.	3.500%	7/28/25	9,200	8,793
Harman International Industries Inc.	4.150%	5/15/25	4,595	4,618
Home Depot Inc.	3.350%	9/15/25	20,348	20,613
Home Depot Inc.	3.000%	4/1/26	11,968	11,732
Home Depot Inc.	2.125%	9/15/26	21,709	20,050
Home Depot Inc.	2.800%	9/14/27	9,949	9,554
Home Depot Inc.	3.900%	12/6/28	13,414	13,923
Hyatt Hotels Corp.	4.850%	3/15/26	5,667	5,844
Hyatt Hotels Corp.	4.375%	9/15/28	6,200	6,113
IHS Markit Ltd.	4.750%	8/1/28	10,175	10,277
JD.com Inc.	3.875%	4/29/26	6,425	6,062
Kohl’s Corp.	4.750%	12/15/23	836	858
Kohl’s Corp.	4.250%	7/17/25	8,724	8,592
Lear Corp.	5.375%	3/15/24	5,349	5,476
Lear Corp.	5.250%	1/15/25	10,903	11,176
Lear Corp.	3.800%	9/15/27	10,461	9,755
Lowe’s Cos. Inc.	3.125%	9/15/24	4,878	4,761
Lowe’s Cos. Inc.	3.375%	9/15/25	13,541	13,222
Lowe’s Cos. Inc.	2.500%	4/15/26	20,262	18,492
Lowe’s Cos. Inc.	3.100%	5/3/27	21,552	20,257
Macy’s Retail Holdings Inc.	3.625%	6/1/24	3,343	3,134
Magna International Inc.	3.625%	6/15/24	11,408	11,433
Magna International Inc.	4.150%	10/1/25	9,132	9,322
Marriott International Inc.	3.750%	3/15/25	8,602	8,529
Marriott International Inc.	3.750%	10/1/25	3,465	3,426
Marriott International Inc.	3.125%	6/15/26	12,173	11,455
Marriott International Inc.	4.000%	4/15/28	5,975	5,886
Marriott International Inc.	4.650%	12/1/28	565	581
Mastercard Inc.	3.375%	4/1/24	17,318	17,666
Mastercard Inc.	2.950%	11/21/26	7,261	7,133
Mastercard Inc.	3.500%	2/26/28	9,542	9,716
McDonald’s Corp.	3.250%	6/10/24	2,486	2,486
McDonald’s Corp.	3.375%	5/26/25	15,079	14,986
McDonald’s Corp.	3.700%	1/30/26	22,893	23,089
McDonald’s Corp.	3.500%	3/1/27	14,739	14,538
McDonald’s Corp.	3.800%	4/1/28	20,100	20,071
NIKE Inc.	2.375%	11/1/26	18,464	17,498
Nordstrom Inc.	4.000%	3/15/27	6,500	6,199
Nordstrom Inc.	6.950%	3/15/28	3,215	3,656
O’Reilly Automotive Inc.	3.550%	3/15/26	5,054	4,928
O’Reilly Automotive Inc.	3.600%	9/1/27	6,297	6,091
O’Reilly Automotive Inc.	4.350%	6/1/28	12,721	12,954
QVC Inc.	4.850%	4/1/24	9,026	9,104
QVC Inc.	4.450%	2/15/25	7,894	7,686
Ralph Lauren Corp.	3.750%	9/15/25	5,900	5,929

53

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Caribbean Cruises Ltd.	7.500%	10/15/27	2,177	2,547
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	9,900	9,269
	Sands China Ltd.	5.125%	8/8/25	24,600	25,184
	Sands China Ltd.	5.400%	8/8/28	27,290	27,699
	Starbucks Corp.	3.800%	8/15/25	21,076	21,310
	Starbucks Corp.	2.450%	6/15/26	7,705	7,068
	Starbucks Corp.	3.500%	3/1/28	8,403	8,213
	Starbucks Corp.	4.000%	11/15/28	10,000	10,121
	Tapestry Inc.	4.250%	4/1/25	8,270	8,073
	Tapestry Inc.	4.125%	7/15/27	8,690	8,035
	Target Corp.	3.500%	7/1/24	19,914	20,404
	Target Corp.	2.500%	4/15/26	11,404	10,872
	TJX Cos. Inc.	2.250%	9/15/26	18,181	16,781
	Toyota Motor Corp.	3.669%	7/20/28	9,450	9,689
	Toyota Motor Credit Corp.	2.900%	4/17/24	8,233	8,119
	Toyota Motor Credit Corp.	3.400%	4/14/25	9,375	9,444
	Toyota Motor Credit Corp.	3.200%	1/11/27	8,412	8,308
	Toyota Motor Credit Corp.	3.050%	1/11/28	12,450	12,164
	Visa Inc.	3.150%	12/14/25	64,553	64,725
	Visa Inc.	2.750%	9/15/27	10,676	10,290
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	27,598	27,631
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	25,282	24,171
	Walmart Inc.	3.300%	4/22/24	23,225	23,636
	Walmart Inc.	2.650%	12/15/24	20,312	19,910
	Walmart Inc.	3.550%	6/26/25	27,099	27,815
	Walmart Inc.	5.875%	4/5/27	4,751	5,588
	Walmart Inc.	3.700%	6/26/28	32,620	33,424
	Consumer Noncyclical (15.4%)
	Abbott Laboratories	2.950%	3/15/25	15,025	14,695
	Abbott Laboratories	3.875%	9/15/25	9,371	9,637
	Abbott Laboratories	3.750%	11/30/26	27,304	27,679
	AbbVie Inc.	3.600%	5/14/25	57,093	56,170
	AbbVie Inc.	3.200%	5/14/26	36,214	34,181
	AbbVie Inc.	4.250%	11/14/28	27,750	27,458
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	4,025	4,108
	Agilent Technologies Inc.	3.050%	9/22/26	5,054	4,754
	Allergan Funding SCS	3.850%	6/15/24	19,667	19,580
	Allergan Funding SCS	3.800%	3/15/25	44,972	44,392
	Altria Group Inc.	4.400%	2/14/26	21,000	21,119
	Altria Group Inc.	2.625%	9/16/26	6,860	6,095
	Altria Group Inc.	4.800%	2/14/29	46,075	45,904
	AmerisourceBergen Corp.	3.400%	5/15/24	10,164	10,099
	AmerisourceBergen Corp.	3.250%	3/1/25	7,109	6,888
	AmerisourceBergen Corp.	3.450%	12/15/27	16,850	16,110
	Amgen Inc.	3.625%	5/22/24	17,398	17,610
	Amgen Inc.	3.125%	5/1/25	11,894	11,644
	Amgen Inc.	2.600%	8/19/26	23,914	22,124
	Amgen Inc.	3.200%	11/2/27	8,565	8,178
3	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	77,572	76,319
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	31,022	31,943
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	26,228	26,111
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	69,750	72,718
	Archer-Daniels-Midland Co.	2.500%	8/11/26	14,626	13,732
	AstraZeneca plc	3.375%	11/16/25	29,781	29,270
	AstraZeneca plc	3.125%	6/12/27	9,648	9,131
	AstraZeneca plc	4.000%	1/17/29	7,225	7,288
	BAT Capital Corp.	3.222%	8/15/24	30,417	29,035
	BAT Capital Corp.	3.557%	8/15/27	49,191	45,086
	Baxalta Inc.	4.000%	6/23/25	16,609	16,548
	Baxter International Inc.	2.600%	8/15/26	6,809	6,338
	Becton Dickinson & Co.	3.875%	5/15/24	3,500	3,479

54

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Becton Dickinson & Co.	3.363%	6/6/24	31,512	30,955
Becton Dickinson & Co.	3.734%	12/15/24	18,667	18,646
Becton Dickinson & Co.	3.700%	6/6/27	39,959	38,851
Bestfoods	7.250%	12/15/26	519	642
Biogen Inc.	4.050%	9/15/25	25,823	26,214
Boston Scientific Corp.	3.450%	3/1/24	5,000	5,006
Boston Scientific Corp.	3.850%	5/15/25	13,566	13,703
Boston Scientific Corp.	3.750%	3/1/26	11,400	11,394
Boston Scientific Corp.	4.000%	3/1/28	14,815	14,794
Boston Scientific Corp.	4.000%	3/1/29	5,500	5,501
Bristol-Myers Squibb Co.	3.250%	2/27/27	10,830	10,519
Brown-Forman Corp.	3.500%	4/15/25	4,925	4,950
Bunge Ltd. Finance Corp.	4.350%	3/15/24	5,650	5,554
Bunge Ltd. Finance Corp.	3.250%	8/15/26	12,285	10,822
Bunge Ltd. Finance Corp.	3.750%	9/25/27	10,143	8,948
Campbell Soup Co.	3.950%	3/15/25	18,650	18,252
Campbell Soup Co.	3.300%	3/19/25	6,426	6,049
Campbell Soup Co.	4.150%	3/15/28	16,100	15,399
Cardinal Health Inc.	3.079%	6/15/24	19,286	18,442
Cardinal Health Inc.	3.500%	11/15/24	1,592	1,544
Cardinal Health Inc.	3.750%	9/15/25	5,212	5,116
Cardinal Health Inc.	3.410%	6/15/27	19,694	18,315
Celgene Corp.	3.625%	5/15/24	15,925	15,849
Celgene Corp.	3.875%	8/15/25	30,826	30,859
Celgene Corp.	3.450%	11/15/27	15,854	14,985
Celgene Corp.	3.900%	2/20/28	21,878	21,410
CHRISTUS Health	4.341%	7/1/28	4,375	4,542
Church & Dwight Co. Inc.	3.150%	8/1/27	6,370	6,035
Clorox Co.	3.500%	12/15/24	8,228	8,298
Clorox Co.	3.100%	10/1/27	5,631	5,405
Clorox Co.	3.900%	5/15/28	5,950	6,070
Coca-Cola Co.	2.875%	10/27/25	28,067	27,714
Coca-Cola Co.	2.550%	6/1/26	11,170	10,663
Coca-Cola Co.	2.250%	9/1/26	14,388	13,339
Coca-Cola Co.	2.900%	5/25/27	5,944	5,741
Coca-Cola Consolidated Inc.	3.800%	11/25/25	4,950	4,951
Colgate-Palmolive Co.	3.250%	3/15/24	7,312	7,405
Conagra Brands Inc.	4.300%	5/1/24	16,000	16,207
Conagra Brands Inc.	4.600%	11/1/25	17,420	17,678
Conagra Brands Inc.	7.000%	10/1/28	5,008	5,645
Conagra Brands Inc.	4.850%	11/1/28	17,639	17,693
Constellation Brands Inc.	4.750%	11/15/24	6,509	6,787
Constellation Brands Inc.	4.400%	11/15/25	5,300	5,419
Constellation Brands Inc.	4.750%	12/1/25	3,925	4,101
Constellation Brands Inc.	3.700%	12/6/26	13,035	12,642
Constellation Brands Inc.	3.500%	5/9/27	9,430	8,946
Constellation Brands Inc.	3.600%	2/15/28	15,985	15,163
Constellation Brands Inc.	4.650%	11/15/28	4,775	4,900
CVS Health Corp.	3.375%	8/12/24	10,700	10,496
CVS Health Corp.	4.100%	3/25/25	77,817	78,583
CVS Health Corp.	3.875%	7/20/25	46,940	46,832
CVS Health Corp.	2.875%	6/1/26	35,079	32,495
CVS Health Corp.	4.300%	3/25/28	134,119	134,130
Danaher Corp.	3.350%	9/15/25	7,080	6,976
Diageo Capital plc	3.875%	5/18/28	7,100	7,275
Edwards Lifesciences Corp.	4.300%	6/15/28	8,137	8,249
Eli Lilly & Co.	2.750%	6/1/25	15,293	14,969
Eli Lilly & Co.	5.500%	3/15/27	559	641
Eli Lilly & Co.	3.100%	5/15/27	10,775	10,569
Eli Lilly & Co.	3.375%	3/15/29	8,200	8,177
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,847	7,678
Express Scripts Holding Co.	3.500%	6/15/24	18,281	18,081
Express Scripts Holding Co.	4.500%	2/25/26	24,407	24,922

55

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Express Scripts Holding Co.	3.400%	3/1/27	26,947	25,640
	Flowers Foods Inc.	3.500%	10/1/26	4,935	4,658
	General Mills Inc.	4.000%	4/17/25	12,221	12,316
	General Mills Inc.	3.200%	2/10/27	13,300	12,471
	General Mills Inc.	4.200%	4/17/28	18,055	18,124
	Gilead Sciences Inc.	3.700%	4/1/24	25,365	25,823
	Gilead Sciences Inc.	3.500%	2/1/25	30,975	30,929
	Gilead Sciences Inc.	3.650%	3/1/26	40,704	40,412
	Gilead Sciences Inc.	2.950%	3/1/27	23,311	21,973
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	26,465	26,964
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	15,144	15,576
	Hasbro Inc.	3.500%	9/15/27	7,003	6,512
	HCA Inc.	5.000%	3/15/24	15,775	16,465
	HCA Inc.	5.250%	4/15/25	21,050	22,313
	HCA Inc.	5.250%	6/15/26	22,550	23,790
	HCA Inc.	4.500%	2/15/27	13,921	14,025
	Hershey Co.	3.200%	8/21/25	3,960	3,966
	Hershey Co.	2.300%	8/15/26	6,947	6,465
	Hershey Co.	7.200%	8/15/27	146	182
	Ingredion Inc.	3.200%	10/1/26	7,157	6,640
	JM Smucker Co.	3.500%	3/15/25	13,832	13,489
	JM Smucker Co.	3.375%	12/15/27	8,960	8,454
	Johnson & Johnson	2.625%	1/15/25	14,109	13,830
	Johnson & Johnson	2.450%	3/1/26	32,347	30,858
	Johnson & Johnson	2.950%	3/3/27	19,821	19,362
	Johnson & Johnson	2.900%	1/15/28	16,403	15,929
	Kaiser Foundation Hospitals	3.150%	5/1/27	8,127	7,933
	Kellogg Co.	3.250%	4/1/26	8,858	8,447
	Kellogg Co.	3.400%	11/15/27	12,943	12,151
	Kellogg Co.	4.300%	5/15/28	6,880	6,927
3	Keurig Dr Pepper Inc.	4.417%	5/25/25	14,582	14,836
	Keurig Dr Pepper Inc.	3.400%	11/15/25	3,024	2,885
	Keurig Dr Pepper Inc.	2.550%	9/15/26	12,864	11,354
	Keurig Dr Pepper Inc.	3.430%	6/15/27	10,281	9,548
3	Keurig Dr Pepper Inc.	4.597%	5/25/28	32,365	32,601
	Kimberly-Clark Corp.	3.050%	8/15/25	4,090	4,022
	Kimberly-Clark Corp.	2.750%	2/15/26	9,842	9,476
	Kimberly-Clark Corp.	3.950%	11/1/28	6,775	7,018
	Kraft Heinz Foods Co.	3.950%	7/15/25	26,016	25,661
	Kraft Heinz Foods Co.	3.000%	6/1/26	30,815	28,382
	Kraft Heinz Foods Co.	4.625%	1/30/29	7,409	7,448
	Kroger Co.	3.500%	2/1/26	6,674	6,447
	Kroger Co.	2.650%	10/15/26	15,214	13,673
	Kroger Co.	3.700%	8/1/27	7,227	6,944
	Kroger Co.	4.500%	1/15/29	1,600	1,610
	Kroger Co.	7.700%	6/1/29	2,980	3,590
	Laboratory Corp. of America Holdings	3.250%	9/1/24	11,430	11,057
	Laboratory Corp. of America Holdings	3.600%	2/1/25	15,303	15,114
	Laboratory Corp. of America Holdings	3.600%	9/1/27	9,095	8,641
	McCormick & Co. Inc.	3.150%	8/15/24	11,312	10,999
	McCormick & Co. Inc.	3.400%	8/15/27	11,773	11,231
	McKesson Corp.	3.796%	3/15/24	11,014	11,069
	McKesson Corp.	3.950%	2/16/28	7,478	7,335
	McKesson Corp.	4.750%	5/30/29	2,347	2,410
	Mead Johnson Nutrition Co.	4.125%	11/15/25	16,492	17,156
	Medtronic Global Holdings SCA	3.350%	4/1/27	15,183	15,110
	Medtronic Inc.	3.625%	3/15/24	14,773	15,134
	Medtronic Inc.	3.500%	3/15/25	53,033	53,845
	Merck & Co. Inc.	2.750%	2/10/25	36,381	35,646
	Mercy Health	4.302%	7/1/28	3,500	3,601
	Molson Coors Brewing Co.	3.000%	7/15/26	31,524	29,000
	Mondelez International Inc.	3.625%	2/13/26	11,100	10,897
	Mondelez International Inc.	4.125%	5/7/28	1,500	1,514
	Mylan Inc.	4.550%	4/15/28	12,114	11,414

56

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mylan NV	3.950%	6/15/26	29,190	27,238
	Newell Brands Inc.	4.000%	12/1/24	6,827	6,436
	Newell Brands Inc.	4.200%	4/1/26	27,651	25,924
	Novartis Capital Corp.	3.400%	5/6/24	31,008	31,634
	Novartis Capital Corp.	3.000%	11/20/25	29,319	29,150
	Novartis Capital Corp.	3.100%	5/17/27	15,657	15,463
	PepsiCo Inc.	3.600%	3/1/24	19,802	20,446
	PepsiCo Inc.	2.750%	4/30/25	13,592	13,375
	PepsiCo Inc.	3.500%	7/17/25	11,435	11,694
	PepsiCo Inc.	2.850%	2/24/26	10,973	10,669
	PepsiCo Inc.	2.375%	10/6/26	16,065	15,035
	PepsiCo Inc.	3.000%	10/15/27	25,022	24,428
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	12,197	11,507
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	8,367	7,891
	Pfizer Inc.	3.400%	5/15/24	18,578	19,018
	Pfizer Inc.	2.750%	6/3/26	14,460	13,952
	Pfizer Inc.	3.000%	12/15/26	23,909	23,454
	Pfizer Inc.	3.600%	9/15/28	14,475	14,722
	Pharmacia LLC	6.600%	12/1/28	14,005	17,251
	Philip Morris International Inc.	3.250%	11/10/24	13,257	13,157
	Philip Morris International Inc.	3.375%	8/11/25	10,296	10,227
	Philip Morris International Inc.	2.750%	2/25/26	12,760	12,024
	Philip Morris International Inc.	3.125%	8/17/27	6,810	6,496
	Philip Morris International Inc.	3.125%	3/2/28	7,170	6,810
	Procter & Gamble Co.	2.700%	2/2/26	6,880	6,706
	Procter & Gamble Co.	2.450%	11/3/26	14,890	14,167
	Procter & Gamble Co.	2.850%	8/11/27	10,805	10,536
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,475	2,314
	Quest Diagnostics Inc.	4.250%	4/1/24	3,878	3,955
	Quest Diagnostics Inc.	3.500%	3/30/25	4,130	4,040
	Quest Diagnostics Inc.	3.450%	6/1/26	12,648	12,138
	Reynolds American Inc.	4.450%	6/12/25	41,086	41,400
	Sanofi	3.625%	6/19/28	12,668	12,824
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	39,842	37,243
	SSM Health Care Corp.	3.823%	6/1/27	5,308	5,295
	Stryker Corp.	3.375%	5/15/24	12,638	12,667
	Stryker Corp.	3.375%	11/1/25	13,030	12,968
	Stryker Corp.	3.500%	3/15/26	11,586	11,466
	Stryker Corp.	3.650%	3/7/28	5,700	5,692
	Sutter Health	3.695%	8/15/28	4,725	4,742
	Sysco Corp.	3.550%	3/15/25	6,505	6,489
	Sysco Corp.	3.750%	10/1/25	11,278	11,320
	Sysco Corp.	3.300%	7/15/26	8,983	8,681
	Sysco Corp.	3.250%	7/15/27	14,640	14,048
3	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	30,825	32,104
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	8,005	8,036
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	19,691	18,579
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	10,766	10,184
	Toledo Hospital	5.325%	11/15/28	4,125	4,237
	Tyson Foods Inc.	3.950%	8/15/24	17,464	17,527
	Tyson Foods Inc.	3.550%	6/2/27	20,186	19,321
	Tyson Foods Inc.	4.350%	3/1/29	7,000	7,034
	Unilever Capital Corp.	3.250%	3/7/24	10,000	10,045
	Unilever Capital Corp.	2.600%	5/5/24	9,540	9,280
	Unilever Capital Corp.	3.375%	3/22/25	6,400	6,424
	Unilever Capital Corp.	3.100%	7/30/25	4,785	4,739
	Unilever Capital Corp.	2.000%	7/28/26	16,000	14,556
	Unilever Capital Corp.	2.900%	5/5/27	15,335	14,751
	Unilever Capital Corp.	3.500%	3/22/28	10,300	10,349
	Whirlpool Corp.	4.000%	3/1/24	3,620	3,642
	Whirlpool Corp.	3.700%	5/1/25	4,650	4,546
	Whirlpool Corp.	4.750%	2/26/29	10,750	10,735
	Whole Foods Market Inc.	5.200%	12/3/25	180	200
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	28,941	28,008

57

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Zoetis Inc.	4.500%	11/13/25	9,978	10,407
Zoetis Inc.	3.000%	9/12/27	13,172	12,311
Zoetis Inc.	3.900%	8/20/28	11,387	11,326
Energy (8.9%)
Anadarko Petroleum Corp.	5.550%	3/15/26	15,820	16,891
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	6.375%	5/1/24	1,050	1,100
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.250%	1/15/25	15,720	16,015
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	10,721	10,520
Apache Corp.	4.375%	10/15/28	13,355	13,109
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	20,910	19,834
Boardwalk Pipelines LP	4.950%	12/15/24	9,725	9,883
Boardwalk Pipelines LP	5.950%	6/1/26	7,480	7,746
Boardwalk Pipelines LP	4.450%	7/15/27	8,000	7,566
BP Capital Markets America Inc.	3.224%	4/14/24	12,256	12,268
BP Capital Markets America Inc.	3.796%	9/21/25	13,200	13,479
BP Capital Markets America Inc.	3.410%	2/11/26	7,000	6,988
BP Capital Markets America Inc.	3.119%	5/4/26	20,805	20,276
BP Capital Markets America Inc.	3.017%	1/16/27	14,489	13,983
BP Capital Markets America Inc.	3.588%	4/14/27	17,575	17,561
BP Capital Markets America Inc.	3.937%	9/21/28	16,955	17,429
BP Capital Markets America Inc.	4.234%	11/6/28	27,500	28,962
BP Capital Markets plc	3.535%	11/4/24	22,130	22,493
BP Capital Markets plc	3.506%	3/17/25	13,960	14,119
BP Capital Markets plc	3.279%	9/19/27	24,143	23,702
BP Capital Markets plc	3.723%	11/28/28	1,925	1,959
Buckeye Partners LP	4.350%	10/15/24	2,247	2,240
Buckeye Partners LP	3.950%	12/1/26	13,342	12,477
Buckeye Partners LP	4.125%	12/1/27	4,180	3,845
Canadian Natural Resources Ltd.	3.800%	4/15/24	9,604	9,632
Canadian Natural Resources Ltd.	3.900%	2/1/25	8,067	8,089
Canadian Natural Resources Ltd.	3.850%	6/1/27	19,121	18,751
Cenovus Energy Inc.	4.250%	4/15/27	17,625	16,744
Chevron Corp.	2.895%	3/3/24	14,301	14,254
Chevron Corp.	3.326%	11/17/25	14,544	14,692
Chevron Corp.	2.954%	5/16/26	33,045	32,403
Cimarex Energy Co.	4.375%	6/1/24	11,274	11,506
Cimarex Energy Co.	3.900%	5/15/27	13,505	13,022
Columbia Pipeline Group Inc.	4.500%	6/1/25	15,304	15,616
Concho Resources Inc.	4.375%	1/15/25	5,619	5,675
Concho Resources Inc.	3.750%	10/1/27	20,755	20,132
Concho Resources Inc.	4.300%	8/15/28	14,202	14,291
ConocoPhillips Co.	3.350%	11/15/24	6,623	6,696
ConocoPhillips Co.	3.350%	5/15/25	1,388	1,395
ConocoPhillips Co.	4.950%	3/15/26	13,291	14,553
Continental Resources Inc.	3.800%	6/1/24	13,200	13,018
Continental Resources Inc.	4.375%	1/15/28	14,100	14,047
Devon Energy Corp.	5.850%	12/15/25	9,206	10,168
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	5,800	5,795
Enable Midstream Partners LP	3.900%	5/15/24	5,260	5,116
Enable Midstream Partners LP	4.400%	3/15/27	12,020	11,533
Enable Midstream Partners LP	4.950%	5/15/28	15,750	15,670
Enbridge Energy Partners LP	5.875%	10/15/25	6,598	7,349
Enbridge Inc.	3.500%	6/10/24	5,917	5,848
Enbridge Inc.	4.250%	12/1/26	17,275	17,642
Enbridge Inc.	3.700%	7/15/27	6,764	6,607
Energy Transfer LP	5.500%	6/1/27	1,900	1,995
Energy Transfer Operating LP	4.900%	2/1/24	100	104
Energy Transfer Operating LP	4.500%	4/15/24	12,765	13,102
Energy Transfer Operating LP	4.050%	3/15/25	12,231	12,156
Energy Transfer Operating LP	4.750%	1/15/26	9,008	9,140
Energy Transfer Operating LP	4.200%	4/15/27	9,369	9,087

58

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	5.250%	4/15/29	2,500	2,614
	Energy Transfer Partners LP	4.950%	6/15/28	16,600	16,904
	Eni USA Inc.	7.300%	11/15/27	1,000	1,183
	Enterprise Products Operating LLC	3.900%	2/15/24	2	2
	Enterprise Products Operating LLC	3.750%	2/15/25	16,413	16,626
	Enterprise Products Operating LLC	3.700%	2/15/26	19,500	19,573
	Enterprise Products Operating LLC	3.950%	2/15/27	5,896	5,977
	Enterprise Products Operating LLC	4.150%	10/16/28	16,053	16,438
2	Enterprise Products Operating LLC	5.250%	8/16/77	10,500	9,638
2	Enterprise Products Operating LLC	5.375%	2/15/78	13,400	11,810
	EOG Resources Inc.	3.150%	4/1/25	4,591	4,507
	EOG Resources Inc.	4.150%	1/15/26	14,031	14,593
	EQM Midstream Partners LP	4.000%	8/1/24	9,317	8,997
	EQM Midstream Partners LP	4.125%	12/1/26	7,130	6,531
	EQM Midstream Partners LP	5.500%	7/15/28	14,985	14,910
	EQT Corp.	3.900%	10/1/27	15,797	14,310
	Exxon Mobil Corp.	3.176%	3/15/24	10,112	10,215
	Exxon Mobil Corp.	2.709%	3/6/25	30,320	29,880
	Exxon Mobil Corp.	3.043%	3/1/26	38,845	38,552
	Halliburton Co.	3.800%	11/15/25	28,877	28,985
3	Helmerich & Payne Inc.	4.650%	3/15/25	6,700	6,825
	Hess Corp.	3.500%	7/15/24	4,474	4,286
	Hess Corp.	4.300%	4/1/27	14,681	14,186
	HollyFrontier Corp.	5.875%	4/1/26	14,466	15,231
	Husky Energy Inc.	4.000%	4/15/24	9,939	9,985
	Kerr-McGee Corp.	6.950%	7/1/24	11,161	12,568
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	11,426	11,726
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	12,432	12,784
	Kinder Morgan Inc.	4.300%	6/1/25	19,122	19,556
	Kinder Morgan Inc.	4.300%	3/1/28	22,091	22,257
	Magellan Midstream Partners LP	5.000%	3/1/26	9,347	9,966
	Marathon Oil Corp.	3.850%	6/1/25	18,639	18,439
	Marathon Oil Corp.	4.400%	7/15/27	11,560	11,633
3	Marathon Petroleum Corp.	4.750%	12/15/23	4,984	5,179
3	Marathon Petroleum Corp.	5.125%	4/1/24	2,000	2,032
	Marathon Petroleum Corp.	3.625%	9/15/24	5,623	5,559
3	Marathon Petroleum Corp.	5.125%	12/15/26	11,780	12,327
3	Marathon Petroleum Corp.	3.800%	4/1/28	5,700	5,480
	MPLX LP	4.875%	12/1/24	17,677	18,455
	MPLX LP	4.000%	2/15/25	11,745	11,706
	MPLX LP	4.875%	6/1/25	18,345	19,088
	MPLX LP	4.125%	3/1/27	20,415	19,934
	MPLX LP	4.000%	3/15/28	12,240	11,835
	MPLX LP	4.800%	2/15/29	11,775	12,028
	National Fuel Gas Co.	5.200%	7/15/25	6,297	6,466
	National Fuel Gas Co.	3.950%	9/15/27	6,930	6,513
	National Fuel Gas Co.	4.750%	9/1/28	2,250	2,233
	Newfield Exploration Co.	5.375%	1/1/26	6,625	6,989
	Noble Energy Inc.	3.900%	11/15/24	10,741	10,613
	Noble Energy Inc.	3.850%	1/15/28	9,555	9,039
	Occidental Petroleum Corp.	3.500%	6/15/25	11,333	11,463
	Occidental Petroleum Corp.	3.400%	4/15/26	16,660	16,703
	Occidental Petroleum Corp.	3.000%	2/15/27	11,913	11,601
	ONEOK Inc.	4.000%	7/13/27	10,778	10,583
	ONEOK Inc.	4.550%	7/15/28	7,300	7,401
	ONEOK Partners LP	4.900%	3/15/25	10,984	11,430
	Patterson-UTI Energy Inc.	3.950%	2/1/28	6,725	6,123
	Phillips 66 Partners LP	3.900%	3/15/28	10,216	10,179
	Phillips 66 Partners LP	3.605%	2/15/25	8,414	8,259
	Phillips 66 Partners LP	3.550%	10/1/26	6,400	6,129
	Phillips 66 Partners LP	3.750%	3/1/28	9,284	8,887
	Pioneer Natural Resources Co.	4.450%	1/15/26	7,531	7,806
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	10,004	9,731
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	13,976	14,242

59

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	12,498	12,482
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	32,019	34,621
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	24,576	26,604
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	24,628	26,875
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	18,354	19,079
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	26,712	26,345
	Shell International Finance BV	3.250%	5/11/25	34,462	34,541
	Shell International Finance BV	2.875%	5/10/26	25,791	25,083
	Shell International Finance BV	2.500%	9/12/26	21,307	20,100
	Shell International Finance BV	3.875%	11/13/28	25,585	26,434
	Spectra Energy Partners LP	4.750%	3/15/24	12,992	13,622
	Spectra Energy Partners LP	3.500%	3/15/25	7,827	7,678
	Spectra Energy Partners LP	3.375%	10/15/26	9,832	9,433
	Suncor Energy Inc.	3.600%	12/1/24	12,195	12,264
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	8,188	8,311
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	9,055	9,859
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	2,940	2,852
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	16,874	16,171
	TC PipeLines LP	4.375%	3/13/25	2,975	2,975
	TC PipeLines LP	3.900%	5/25/27	10,360	10,006
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,350	1,557
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	5,985	7,056
	Total Capital International SA	3.750%	4/10/24	18,654	19,161
	Total Capital International SA	3.455%	2/19/29	19,925	19,838
	Total Capital SA	3.883%	10/11/28	13,328	13,794
	TransCanada PipeLines Ltd.	4.875%	1/15/26	14,994	15,794
	TransCanada PipeLines Ltd.	4.250%	5/15/28	18,430	18,834
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	13,910	17,106
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,489	3,448
	Valero Energy Corp.	3.650%	3/15/25	9,091	8,991
	Valero Energy Corp.	3.400%	9/15/26	20,381	19,453
	Valero Energy Corp.	4.350%	6/1/28	10,244	10,385
	Valero Energy Partners LP	4.375%	12/15/26	9,970	10,092
	Valero Energy Partners LP	4.500%	3/15/28	5,885	5,946
	Western Gas Partners LP	3.950%	6/1/25	6,731	6,522
	Western Gas Partners LP	4.650%	7/1/26	11,247	11,144
	Western Gas Partners LP	4.500%	3/1/28	5,501	5,347
	Western Gas Partners LP	4.750%	8/15/28	3,991	3,949
	Williams Cos. Inc.	4.300%	3/4/24	13,037	13,346
	Williams Cos. Inc.	4.550%	6/24/24	22,139	22,901
	Williams Cos. Inc.	3.900%	1/15/25	19,367	19,441
	Williams Cos. Inc.	4.000%	9/15/25	18,620	18,742
	Williams Cos. Inc.	3.750%	6/15/27	16,945	16,417
	Other Industrial (0.2%)
	CBRE Services Inc.	5.250%	3/15/25	5,895	6,207
	CBRE Services Inc.	4.875%	3/1/26	8,545	8,860
	Cintas Corp. No 2	3.700%	4/1/27	14,650	14,681
	Fluor Corp.	3.500%	12/15/24	7,525	7,422
	Fluor Corp.	4.250%	9/15/28	8,640	8,371
	Steelcase Inc.	5.125%	1/18/29	6,650	6,729
	Technology (8.2%)
	Adobe Inc.	3.250%	2/1/25	15,029	15,121
1	Alphabet Inc.	3.375%	2/25/24	11,294	11,548
	Alphabet Inc.	1.998%	8/15/26	26,028	24,037
	Amphenol Corp.	3.200%	4/1/24	4,585	4,506
	Analog Devices Inc.	3.900%	12/15/25	10,418	10,390
	Analog Devices Inc.	3.500%	12/5/26	14,743	14,199
	Apple Inc.	3.450%	5/6/24	36,578	37,296
	Apple Inc.	2.850%	5/11/24	20,402	20,256
	Apple Inc.	2.750%	1/13/25	25,100	24,567
	Apple Inc.	2.500%	2/9/25	23,548	22,755
	Apple Inc.	3.200%	5/13/25	31,416	31,510
	Apple Inc.	3.250%	2/23/26	49,202	49,097

60

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.450%	8/4/26	37,372	35,358
	Apple Inc.	3.350%	2/9/27	38,754	38,736
	Apple Inc.	3.200%	5/11/27	40,546	39,989
	Apple Inc.	3.000%	6/20/27	18,010	17,485
	Apple Inc.	2.900%	9/12/27	47,375	45,634
	Applied Materials Inc.	3.900%	10/1/25	9,700	10,003
	Applied Materials Inc.	3.300%	4/1/27	16,716	16,484
	Arrow Electronics Inc.	3.250%	9/8/24	10,169	9,623
	Arrow Electronics Inc.	4.000%	4/1/25	4,870	4,755
	Arrow Electronics Inc.	3.875%	1/12/28	4,772	4,444
	Autodesk Inc.	4.375%	6/15/25	4,735	4,794
	Autodesk Inc.	3.500%	6/15/27	6,749	6,359
	Avnet Inc.	4.625%	4/15/26	7,630	7,601
	Baidu Inc.	4.375%	5/14/24	12,475	12,779
	Baidu Inc.	4.125%	6/30/25	5,560	5,600
	Baidu Inc.	3.625%	7/6/27	11,275	10,739
	Baidu Inc.	4.375%	3/29/28	8,400	8,410
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	22,200	20,505
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	81,098	75,129
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	5,732	5,474
	CA Inc.	4.700%	3/15/27	5,075	4,859
	Cadence Design Systems Inc.	4.375%	10/15/24	4,775	4,844
	Cisco Systems Inc.	3.625%	3/4/24	13,350	13,819
	Cisco Systems Inc.	3.500%	6/15/25	6,720	6,862
	Cisco Systems Inc.	2.950%	2/28/26	17,289	16,961
	Cisco Systems Inc.	2.500%	9/20/26	16,205	15,388
	Citrix Systems Inc.	4.500%	12/1/27	10,580	10,104
3	Dell International LLC / EMC Corp.	6.020%	6/15/26	66,526	70,126
	DXC Technology Co.	4.250%	4/15/24	7,430	7,424
	DXC Technology Co.	4.750%	4/15/27	7,150	7,060
	Fidelity National Information Services Inc.	3.875%	6/5/24	4,314	4,324
	Fidelity National Information Services Inc.	5.000%	10/15/25	15,263	16,064
	Fidelity National Information Services Inc.	3.000%	8/15/26	14,584	13,600
	Fidelity National Information Services Inc.	4.250%	5/15/28	7,940	7,971
	Fiserv Inc.	3.850%	6/1/25	16,250	16,235
	Fiserv Inc.	4.200%	10/1/28	15,555	15,375
	Flex Ltd.	4.750%	6/15/25	7,895	8,029
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	39,000	40,502
	Intel Corp.	2.875%	5/11/24	22,750	22,521
	Intel Corp.	3.700%	7/29/25	35,566	36,493
	Intel Corp.	2.600%	5/19/26	27,287	26,123
	Intel Corp.	3.150%	5/11/27	4,291	4,252
	International Business Machines Corp.	3.375%	8/1/23	10,000	10,063
	International Business Machines Corp.	7.000%	10/30/25	8,848	10,669
	International Business Machines Corp.	3.450%	2/19/26	28,868	28,800
	International Business Machines Corp.	6.220%	8/1/27	4,013	4,688
	International Business Machines Corp.	6.500%	1/15/28	2,075	2,481
	Jabil Inc.	3.950%	1/12/28	7,428	6,663
	Juniper Networks Inc.	4.500%	3/15/24	6,712	6,871
	Juniper Networks Inc.	4.350%	6/15/25	5,170	5,157
	Keysight Technologies Inc.	4.550%	10/30/24	8,310	8,541
	Keysight Technologies Inc.	4.600%	4/6/27	10,525	10,589
	KLA-Tencor Corp.	4.650%	11/1/24	21,436	22,404
	Lam Research Corp.	3.800%	3/15/25	6,968	7,029
	Lam Research Corp.	3.750%	3/15/26	5,000	5,004
	Lam Research Corp.	4.000%	3/15/29	6,800	6,795
	Marvell Technology Group Ltd.	4.875%	6/22/28	13,083	13,148
	Maxim Integrated Products Inc.	3.450%	6/15/27	6,974	6,519
	Micron Technology Inc.	4.975%	2/6/26	10,350	10,285
	Micron Technology Inc.	5.327%	2/6/29	9,925	9,937
	Microsoft Corp.	2.875%	2/6/24	8,074	8,066
	Microsoft Corp.	2.700%	2/12/25	37,458	36,820
	Microsoft Corp.	3.125%	11/3/25	43,753	43,916

61

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	2.400%	8/8/26	48,415	45,866
	Microsoft Corp.	3.300%	2/6/27	66,951	67,189
	Motorola Solutions Inc.	4.000%	9/1/24	13,412	13,363
	Motorola Solutions Inc.	4.600%	2/23/28	11,759	11,515
	NetApp Inc.	3.300%	9/29/24	5,660	5,383
	NVIDIA Corp.	3.200%	9/16/26	14,627	14,245
3	NXP BV / NXP Funding LLC	4.875%	3/1/24	15,100	15,496
3	NXP BV / NXP Funding LLC	5.350%	3/1/26	11,400	11,870
3	NXP BV / NXP Funding LLC	5.550%	12/1/28	9,415	9,980
	Oracle Corp.	3.400%	7/8/24	30,700	30,930
	Oracle Corp.	2.950%	11/15/24	35,779	35,324
	Oracle Corp.	2.950%	5/15/25	35,292	34,632
	Oracle Corp.	2.650%	7/15/26	49,586	47,091
	Oracle Corp.	3.250%	11/15/27	38,566	37,937
	QUALCOMM Inc.	2.900%	5/20/24	22,154	21,419
	QUALCOMM Inc.	3.450%	5/20/25	33,512	32,912
	QUALCOMM Inc.	3.250%	5/20/27	25,463	24,036
	salesforce.com Inc.	3.700%	4/11/28	21,975	22,437
	Seagate HDD Cayman	4.875%	3/1/24	7,769	7,565
	Seagate HDD Cayman	4.750%	1/1/25	11,756	11,315
	Seagate HDD Cayman	4.875%	6/1/27	11,872	11,011
	Tech Data Corp.	4.950%	2/15/27	7,000	6,937
	Texas Instruments Inc.	2.625%	5/15/24	6,547	6,415
	Texas Instruments Inc.	2.900%	11/3/27	5,008	4,851
	Total System Services Inc.	4.800%	4/1/26	11,222	11,514
	Total System Services Inc.	4.450%	6/1/28	7,699	7,688
	Trimble Inc.	4.750%	12/1/24	6,021	6,052
	Trimble Inc.	4.900%	6/15/28	8,155	8,060
	Tyco Electronics Group SA	3.450%	8/1/24	5,200	5,051
	Tyco Electronics Group SA	3.700%	2/15/26	4,515	4,434
	Tyco Electronics Group SA	3.125%	8/15/27	11,460	10,712
	Verisk Analytics Inc.	4.000%	6/15/25	14,174	14,366
4	Verisk Analytics Inc.	4.125%	3/15/29	2,500	2,499
	VMware Inc.	3.900%	8/21/27	17,474	16,231
	Xilinx Inc.	2.950%	6/1/24	10,900	10,643
	Transportation (2.2%)
2	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	2,617	2,610
2	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	5,230	5,131
2	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	11,365	10,984
2	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,634	1,595
2	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	3,020	2,963
2	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	6,759	6,610
2	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	3,576	3,433
2	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	6,769	6,427
2	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	5,418	5,084
2	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	945	923
2	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,789	1,814
2	BNSF Funding Trust I	6.613%	12/15/55	1,890	2,043
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	8,360	8,567
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	9,858	9,994
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,716	12,545
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	11,610	11,842
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,001	3,635
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,279	8,196
	Canadian National Railway Co.	2.950%	11/21/24	5,389	5,292
	Canadian National Railway Co.	2.750%	3/1/26	8,643	8,219
	Canadian National Railway Co.	6.900%	7/15/28	4,571	5,732
	Canadian Pacific Railway Co.	2.900%	2/1/25	8,433	8,146
	Canadian Pacific Railway Co.	4.000%	6/1/28	9,200	9,429
	CH Robinson Worldwide Inc.	4.200%	4/15/28	8,800	8,941
2	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	7,541	7,596

62

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
2	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	5,258	5,269
	CSX Corp.	3.400%	8/1/24	7,911	7,932
	CSX Corp.	3.350%	11/1/25	8,135	8,022
	CSX Corp.	2.600%	11/1/26	10,797	9,957
	CSX Corp.	3.250%	6/1/27	9,769	9,426
	CSX Corp.	3.800%	3/1/28	14,900	14,782
	CSX Corp.	4.250%	3/15/29	6,250	6,436
2	CSX Transportation Inc.	6.251%	1/15/23	26	28
2	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	318	316
	Delta Air Lines Inc.	4.375%	4/19/28	6,500	6,266
	FedEx Corp.	2.700%	4/15/23	1,700	1,647
	FedEx Corp.	3.200%	2/1/25	8,270	8,197
	FedEx Corp.	3.250%	4/1/26	10,334	10,035
	FedEx Corp.	3.300%	3/15/27	5,886	5,629
	FedEx Corp.	3.400%	2/15/28	7,630	7,267
	FedEx Corp.	4.200%	10/17/28	8,574	8,710
	JB Hunt Transport Services Inc.	3.875%	3/1/26	10,500	10,473
	Kirby Corp.	4.200%	3/1/28	13,705	13,445
2	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	5,170	5,131
	Norfolk Southern Corp.	5.590%	5/17/25	1,770	1,963
	Norfolk Southern Corp.	3.650%	8/1/25	510	514
	Norfolk Southern Corp.	2.900%	6/15/26	11,675	11,193
	Norfolk Southern Corp.	7.800%	5/15/27	4,142	5,270
	Norfolk Southern Corp.	3.150%	6/1/27	4,638	4,481
	Norfolk Southern Corp.	3.800%	8/1/28	12,950	12,982
	Ryder System Inc.	3.650%	3/18/24	4,300	4,291
	Southwest Airlines Co.	3.000%	11/15/26	3,500	3,279
	Southwest Airlines Co.	3.450%	11/16/27	4,190	4,046
2	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	836	876
2	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	2,605	2,603
	Union Pacific Corp.	3.150%	3/1/24	2,500	2,492
	Union Pacific Corp.	3.750%	3/15/24	6,955	7,068
	Union Pacific Corp.	3.250%	1/15/25	5,457	5,355
	Union Pacific Corp.	3.750%	7/15/25	6,764	6,889
	Union Pacific Corp.	3.250%	8/15/25	7,327	7,245
	Union Pacific Corp.	2.750%	3/1/26	20,090	19,009
	Union Pacific Corp.	3.000%	4/15/27	4,847	4,648
	Union Pacific Corp.	3.950%	9/10/28	17,825	18,231
	Union Pacific Corp.	3.700%	3/1/29	6,000	5,956
2	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	6,901	6,978
2	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	7,520	7,539
2	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	10,752	10,648
2	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	7,407	7,194
2	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	3,997	3,819
2	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	8,748	8,306
2	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	3,149	2,942
	United Parcel Service Inc.	2.800%	11/15/24	11,608	11,417
	United Parcel Service Inc.	2.400%	11/15/26	10,147	9,498
	United Parcel Service Inc.	3.050%	11/15/27	8,550	8,327
2	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	770	820
2	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	2,550	2,539
2	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	1,813	1,854
					13,247,615
Utilities (4.9%)
	Electric (4.4%)
	AEP Texas Inc.	3.950%	6/1/28	9,900	10,023
	AEP Transmission Co. LLC	3.100%	12/1/26	7,430	7,201
	Ameren Corp.	3.650%	2/15/26	4,725	4,663
	Ameren Illinois Co.	3.250%	3/1/25	4,247	4,221
	Ameren Illinois Co.	3.800%	5/15/28	7,164	7,349
	American Electric Power Co. Inc.	3.200%	11/13/27	4,400	4,200

63

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Electric Power Co. Inc.	4.300%	12/1/28	12,300	12,706
	Appalachian Power Co.	3.400%	6/1/25	1,275	1,265
	Appalachian Power Co.	3.300%	6/1/27	3,500	3,361
	Arizona Public Service Co.	3.150%	5/15/25	4,620	4,552
	Arizona Public Service Co.	2.950%	9/15/27	4,465	4,260
	Atlantic City Electric Co.	4.000%	10/15/28	3,364	3,462
	Avangrid Inc.	3.150%	12/1/24	8,754	8,500
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,450	3,182
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	6,298	6,363
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,770	8,487
	Black Hills Corp.	3.950%	1/15/26	4,945	4,916
	Black Hills Corp.	3.150%	1/15/27	5,350	4,998
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,090	1,010
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,351	3,227
	CenterPoint Energy Inc.	4.250%	11/1/28	10,725	10,827
	Cleco Corporate Holdings LLC	3.743%	5/1/26	7,716	7,367
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	3,150	3,412
	CMS Energy Corp.	3.000%	5/15/26	6,764	6,381
	CMS Energy Corp.	3.450%	8/15/27	4,975	4,837
	Commonwealth Edison Co.	2.550%	6/15/26	6,880	6,472
	Commonwealth Edison Co.	2.950%	8/15/27	4,339	4,157
	Commonwealth Edison Co.	3.700%	8/15/28	9,913	10,032
	Connecticut Light & Power Co.	3.200%	3/15/27	4,840	4,743
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	6,533	6,351
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	3,564	3,642
	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	3,300	3,433
	Consumers Energy Co.	3.800%	11/15/28	3,249	3,337
	Dominion Energy Inc.	3.900%	10/1/25	7,790	7,850
	Dominion Energy Inc.	2.850%	8/15/26	8,526	7,948
	Dominion Energy Inc.	4.250%	6/1/28	2,945	3,002
2	Dominion Energy Inc.	5.750%	10/1/54	4,975	4,954
	DTE Electric Co.	3.650%	3/15/24	5,359	5,481
	DTE Electric Co.	3.375%	3/1/25	4,611	4,636
	DTE Energy Co.	3.500%	6/1/24	6,250	6,189
	DTE Energy Co.	2.850%	10/1/26	9,667	8,953
	DTE Energy Co.	3.800%	3/15/27	8,050	7,930
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,485	5,304
	Duke Energy Carolinas LLC	3.950%	11/15/28	8,475	8,773
	Duke Energy Carolinas LLC	6.000%	12/1/28	1,360	1,597
	Duke Energy Corp.	3.750%	4/15/24	14,796	15,040
	Duke Energy Corp.	2.650%	9/1/26	19,776	18,430
	Duke Energy Corp.	3.150%	8/15/27	10,875	10,407
	Duke Energy Florida LLC	3.200%	1/15/27	11,748	11,492
	Duke Energy Florida LLC	3.800%	7/15/28	9,725	9,926
	Duke Energy Ohio Inc.	3.650%	2/1/29	4,500	4,553
	Duke Energy Progress LLC	3.250%	8/15/25	11,852	11,882
	Duke Energy Progress LLC	3.700%	9/1/28	7,200	7,310
	Edison International	4.125%	3/15/28	7,500	6,849
	Emera US Finance LP	3.550%	6/15/26	15,041	14,397
	Enel Americas SA	4.000%	10/25/26	5,664	5,519
	Enel Chile SA	4.875%	6/12/28	14,500	14,987
	Enel Generacion Chile SA	4.250%	4/15/24	4,165	4,233
	Entergy Arkansas Inc.	3.700%	6/1/24	3,875	3,948
	Entergy Arkansas Inc.	3.500%	4/1/26	8,034	8,000
	Entergy Corp.	2.950%	9/1/26	11,760	10,976
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,419	4,917
	Entergy Louisiana LLC	5.400%	11/1/24	5,345	5,915
	Entergy Louisiana LLC	2.400%	10/1/26	10,919	10,030
	Entergy Louisiana LLC	3.120%	9/1/27	10,370	9,995
	Entergy Louisiana LLC	3.250%	4/1/28	7,537	7,295
	Entergy Mississippi Inc.	2.850%	6/1/28	6,238	5,831
	Eversource Energy	2.900%	10/1/24	10,450	10,149
	Eversource Energy	3.150%	1/15/25	4,129	4,058
	Eversource Energy	3.300%	1/15/28	3,365	3,242

64

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	3.950%	6/15/25	13,269	13,389
	Exelon Corp.	3.400%	4/15/26	15,767	15,311
	FirstEnergy Corp.	3.900%	7/15/27	25,704	25,452
	Florida Power & Light Co.	3.250%	6/1/24	7,020	7,126
	Florida Power & Light Co.	3.125%	12/1/25	8,540	8,529
	Fortis Inc.	3.055%	10/4/26	20,775	19,387
	Georgia Power Co.	3.250%	4/1/26	7,126	6,754
	Georgia Power Co.	3.250%	3/30/27	6,638	6,258
	Gulf Power Co.	3.300%	5/30/27	7,085	6,915
	Indiana Michigan Power Co.	3.850%	5/15/28	8,500	8,632
	Interstate Power & Light Co.	3.250%	12/1/24	9,138	9,036
	Interstate Power & Light Co.	4.100%	9/26/28	6,600	6,726
	IPALCO Enterprises Inc.	3.700%	9/1/24	5,639	5,554
	ITC Holdings Corp.	3.650%	6/15/24	5,695	5,704
	ITC Holdings Corp.	3.250%	6/30/26	9,714	9,274
	ITC Holdings Corp.	3.350%	11/15/27	7,225	6,950
	Kansas City Power & Light Co.	3.650%	8/15/25	400	401
	Louisville Gas & Electric Co.	3.300%	10/1/25	4,175	4,149
	MidAmerican Energy Co.	3.500%	10/15/24	9,225	9,397
	MidAmerican Energy Co.	3.100%	5/1/27	5,854	5,734
	MidAmerican Energy Co.	3.650%	4/15/29	3,000	3,038
	Mississippi Power Co.	3.950%	3/30/28	2,250	2,220
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	8,882	8,620
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	8,061	7,982
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,050	3,909
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	10,525	10,394
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	4,475	4,577
2	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,125	3,056
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	9,919	9,679
2	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	7,850	6,712
	NSTAR Electric Co.	3.200%	5/15/27	11,470	11,227
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,850	5,869
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	4,730	4,633
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	164	166
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,800	2,109
	PacifiCorp	3.600%	4/1/24	5,810	5,927
	PECO Energy Co.	3.150%	10/15/25	5,785	5,722
	Potomac Electric Power Co.	3.600%	3/15/24	5,071	5,166
	PPL Capital Funding Inc.	3.950%	3/15/24	2,363	2,381
	PPL Capital Funding Inc.	3.100%	5/15/26	12,858	12,080
	Public Service Co. of Colorado	3.700%	6/15/28	5,850	5,952
	Public Service Electric & Gas Co.	3.000%	5/15/25	4,274	4,199
	Public Service Electric & Gas Co.	2.250%	9/15/26	8,906	8,192
	Public Service Electric & Gas Co.	3.000%	5/15/27	7,950	7,669
	Public Service Electric & Gas Co.	3.700%	5/1/28	4,200	4,266
	Public Service Electric & Gas Co.	3.650%	9/1/28	1,114	1,124
	Puget Energy Inc.	3.650%	5/15/25	11,015	10,713
	San Diego Gas & Electric Co.	2.500%	5/15/26	10,154	9,300
	Scottish Power Ltd.	5.810%	3/15/25	2,735	2,978
	Sierra Pacific Power Co.	2.600%	5/1/26	5,920	5,568
	South Carolina Electric & Gas Co.	4.250%	8/15/28	5,450	5,692
	Southern California Edison Co.	3.700%	8/1/25	2,875	2,816
	Southern California Edison Co.	3.650%	3/1/28	5,600	5,380
	Southern Co.	3.250%	7/1/26	17,889	17,056
	Southern Power Co.	4.150%	12/1/25	9,176	9,172
	Southwestern Electric Power Co.	2.750%	10/1/26	5,240	4,865
	Southwestern Electric Power Co.	4.100%	9/15/28	12,814	13,007
	Southwestern Public Service Co.	3.300%	6/15/24	4,800	4,822
	Tucson Electric Power Co.	3.050%	3/15/25	3,500	3,386
	Union Electric Co.	3.500%	4/15/24	6,060	6,158
	Union Electric Co.	2.950%	6/15/27	4,050	3,908
	Virginia Electric & Power Co.	3.100%	5/15/25	4,434	4,351
	Virginia Electric & Power Co.	3.150%	1/15/26	17,024	16,695
	Virginia Electric & Power Co.	2.950%	11/15/26	9,066	8,703

65

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Electric & Power Co.	3.500%	3/15/27	18,809	18,642
Virginia Electric & Power Co.	3.800%	4/1/28	15,842	16,001
WEC Energy Group Inc.	3.550%	6/15/25	5,942	5,963
Westar Energy Inc.	2.550%	7/1/26	7,724	7,240
Westar Energy Inc.	3.100%	4/1/27	4,397	4,253
Wisconsin Power & Light Co.	3.050%	10/15/27	3,600	3,486
Xcel Energy Inc.	3.300%	6/1/25	8,246	8,161
Xcel Energy Inc.	3.350%	12/1/26	7,405	7,227
Xcel Energy Inc.	4.000%	6/15/28	7,335	7,467
Natural Gas (0.4%)
Atmos Energy Corp.	3.000%	6/15/27	7,893	7,601
CenterPoint Energy Resources Corp.	4.000%	4/1/28	6,940	6,951
NiSource Finance Corp.	3.490%	5/15/27	14,658	14,231
Sempra Energy	3.550%	6/15/24	7,169	7,008
Sempra Energy	3.750%	11/15/25	5,038	4,905
Sempra Energy	3.250%	6/15/27	13,402	12,484
Sempra Energy	3.400%	2/1/28	18,900	17,761
Southern California Gas Co.	3.150%	9/15/24	6,252	6,135
Southern California Gas Co.	3.200%	6/15/25	1,975	1,918
Southern California Gas Co.	2.600%	6/15/26	6,375	5,935
Southern Co. Gas Capital Corp.	3.250%	6/15/26	7,875	7,443
Southwest Gas Corp.	3.700%	4/1/28	4,000	3,973
Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	3,366	3,446
American Water Capital Corp.	3.400%	3/1/25	10,080	10,057
American Water Capital Corp.	2.950%	9/1/27	8,140	7,751
American Water Capital Corp.	3.750%	9/1/28	8,100	8,120
United Utilities plc	6.875%	8/15/28	2,190	2,572
				1,143,783
Total Corporate Bonds (Cost $23,127,237)				22,929,105

			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
5	Vanguard Market Liquidity Fund (Cost $350,588)	2.563%	3,505,566	350,592
Total Investments (100.4%) (Cost $23,643,287)				23,445,084
Other Assets and Liabilities—Net (-0.4%)				(95,523)
Net Assets (100%)				23,349,561

1                 Securities with a value of $1,993,000 have been segregated as initial margin for recently closed futures contracts.

2                 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3                 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $521,830,000, representing 2.2% of net assets.

4                 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.

5                 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

66

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond	2.625%	2/15/29	73	73
	United States Treasury Note/Bond	3.375%	11/15/48	2,320	2,453
Total U.S. Government and Agency Obligations (Cost $2,524)					2,526
Corporate Bonds (98.4%)
Finance (16.9%)
	Banking (8.5%)
	American Express Co.	4.050%	12/3/42	1,871	1,844
	Bank of America Corp.	6.110%	1/29/37	3,925	4,540
1	Bank of America Corp.	4.244%	4/24/38	4,000	3,974
	Bank of America Corp.	7.750%	5/14/38	3,763	5,078
	Bank of America Corp.	5.875%	2/7/42	3,749	4,558
	Bank of America Corp.	5.000%	1/21/44	4,620	5,025
	Bank of America Corp.	4.875%	4/1/44	967	1,033
	Bank of America Corp.	4.750%	4/21/45	986	1,003
1	Bank of America Corp.	4.443%	1/20/48	3,845	3,905
1	Bank of America Corp.	3.946%	1/23/49	1,575	1,484
	Bank of America NA	6.000%	10/15/36	2,472	2,968
	Bank of New York Mellon Corp.	3.300%	8/23/29	1,330	1,293
	Barclays plc	5.250%	8/17/45	3,030	2,989
	Barclays plc	4.950%	1/10/47	2,455	2,336
	Citigroup Inc.	6.625%	6/15/32	1,048	1,245
	Citigroup Inc.	5.875%	2/22/33	900	998
	Citigroup Inc.	6.000%	10/31/33	2,044	2,314
	Citigroup Inc.	6.125%	8/25/36	1,400	1,599
1	Citigroup Inc.	3.878%	1/24/39	1,080	1,028
	Citigroup Inc.	8.125%	7/15/39	3,900	5,648
	Citigroup Inc.	5.875%	1/30/42	2,223	2,637
	Citigroup Inc.	6.675%	9/13/43	2,390	2,946
	Citigroup Inc.	5.300%	5/6/44	429	455
	Citigroup Inc.	4.650%	7/30/45	2,575	2,677
	Citigroup Inc.	4.750%	5/18/46	4,701	4,627
1	Citigroup Inc.	4.281%	4/24/48	1,975	1,961
	Citigroup Inc.	4.650%	7/23/48	4,515	4,711
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,985	2,276
	Cooperatieve Rabobank UA	5.750%	12/1/43	3,225	3,683
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,319	2,498
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	3,952	4,058
	Credit Suisse USA Inc.	7.125%	7/15/32	1,470	1,902
	Fifth Third Bancorp	8.250%	3/1/38	1,742	2,395
	First Republic Bank	4.375%	8/1/46	523	492
	First Republic Bank	4.625%	2/13/47	1,150	1,101
	First Union Capital II	7.950%	11/15/29	100	127
	Goldman Sachs Capital I	6.345%	2/15/34	2,472	2,902
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,481	1,720
	Goldman Sachs Group Inc.	6.750%	10/1/37	11,544	13,727
1	Goldman Sachs Group Inc.	4.017%	10/31/38	6,762	6,236
1	Goldman Sachs Group Inc.	4.411%	4/23/39	5,510	5,307
	Goldman Sachs Group Inc.	6.250%	2/1/41	3,843	4,596
	Goldman Sachs Group Inc.	4.800%	7/8/44	3,976	4,013
	Goldman Sachs Group Inc.	5.150%	5/22/45	4,165	4,186
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,001	2,026
	HSBC Bank USA NA	5.875%	11/1/34	1,720	1,990
	HSBC Bank USA NA	5.625%	8/15/35	1,911	2,132
	HSBC Bank USA NA	7.000%	1/15/39	1,625	2,090
	HSBC Holdings plc	7.625%	5/17/32	958	1,225
	HSBC Holdings plc	6.500%	5/2/36	4,583	5,418
	HSBC Holdings plc	6.500%	9/15/37	5,490	6,540
	HSBC Holdings plc	6.800%	6/1/38	3,000	3,711
	HSBC Holdings plc	6.100%	1/14/42	1,428	1,742
	HSBC Holdings plc	5.250%	3/14/44	3,117	3,280

67

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	8.750%	9/1/30	443	602
	JPMorgan Chase & Co.	6.400%	5/15/38	4,911	6,179
1	JPMorgan Chase & Co.	3.882%	7/24/38	6,900	6,523
	JPMorgan Chase & Co.	5.500%	10/15/40	3,056	3,515
	JPMorgan Chase & Co.	5.600%	7/15/41	3,691	4,303
	JPMorgan Chase & Co.	5.400%	1/6/42	2,710	3,091
	JPMorgan Chase & Co.	5.625%	8/16/43	2,503	2,867
	JPMorgan Chase & Co.	4.850%	2/1/44	2,115	2,263
	JPMorgan Chase & Co.	4.950%	6/1/45	2,916	3,087
1	JPMorgan Chase & Co.	4.260%	2/22/48	3,645	3,595
1	JPMorgan Chase & Co.	4.032%	7/24/48	1,625	1,548
1	JPMorgan Chase & Co.	3.964%	11/15/48	3,975	3,743
1	JPMorgan Chase & Co.	3.897%	1/23/49	5,045	4,675
	Lloyds Banking Group plc	5.300%	12/1/45	1,718	1,695
	Lloyds Banking Group plc	4.344%	1/9/48	2,610	2,240
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,600	1,599
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,500	1,526
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,000	1,991
	Morgan Stanley	7.250%	4/1/32	2,075	2,690
1	Morgan Stanley	3.971%	7/22/38	4,292	4,080
1	Morgan Stanley	4.457%	4/22/39	1,715	1,715
	Morgan Stanley	6.375%	7/24/42	4,776	6,010
	Morgan Stanley	4.300%	1/27/45	4,642	4,567
	Morgan Stanley	4.375%	1/22/47	4,800	4,716
	Regions Bank	6.450%	6/26/37	665	784
	Regions Financial Corp.	7.375%	12/10/37	921	1,175
	Wachovia Corp.	7.500%	4/15/35	870	1,100
	Wachovia Corp.	5.500%	8/1/35	413	457
	Wachovia Corp.	6.550%	10/15/35	25	30
	Wells Fargo & Co.	5.375%	2/7/35	1,707	1,946
	Wells Fargo & Co.	5.375%	11/2/43	4,298	4,676
	Wells Fargo & Co.	5.606%	1/15/44	5,617	6,309
	Wells Fargo & Co.	4.650%	11/4/44	4,728	4,710
	Wells Fargo & Co.	3.900%	5/1/45	2,975	2,859
	Wells Fargo & Co.	4.900%	11/17/45	3,151	3,239
	Wells Fargo & Co.	4.400%	6/14/46	2,926	2,820
	Wells Fargo & Co.	4.750%	12/7/46	4,919	4,976
	Wells Fargo Bank NA	5.950%	8/26/36	1,045	1,231
	Wells Fargo Bank NA	5.850%	2/1/37	2,038	2,386
	Wells Fargo Bank NA	6.600%	1/15/38	3,213	4,091
1	Wells Fargo Capital X	5.950%	12/1/86	1,650	1,784
	Brokerage (0.5%)
	Brookfield Finance Inc.	4.850%	3/29/29	2,000	2,010
	Brookfield Finance Inc.	4.700%	9/20/47	1,913	1,754
	CME Group Inc.	5.300%	9/15/43	1,570	1,860
	CME Group Inc.	4.150%	6/15/48	1,340	1,366
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,910	1,934
	Invesco Finance plc	5.375%	11/30/43	1,118	1,175
	Jefferies Group LLC	6.250%	1/15/36	918	906
	Jefferies Group LLC	6.500%	1/20/43	1,133	1,116
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	2,750	2,402
	Legg Mason Inc.	5.625%	1/15/44	1,350	1,317
	Raymond James Financial Inc.	4.950%	7/15/46	1,546	1,547
	Finance Companies (0.6%)
	GATX Corp.	4.700%	4/1/29	500	507
	GATX Corp.	5.200%	3/15/44	345	347
	GATX Corp.	4.500%	3/30/45	195	172
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	24,027	21,659
	Insurance (6.4%)
	ACE Capital Trust II	9.700%	4/1/30	502	679
	Aetna Inc.	6.625%	6/15/36	1,620	1,882
	Aetna Inc.	6.750%	12/15/37	1,061	1,265

68

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	4.500%	5/15/42	1,072	985
	Aetna Inc.	4.125%	11/15/42	1,033	905
	Aetna Inc.	4.750%	3/15/44	735	700
	Aetna Inc.	3.875%	8/15/47	1,730	1,442
	Aflac Inc.	4.000%	10/15/46	738	705
	Aflac Inc.	4.750%	1/15/49	1,225	1,301
	Alleghany Corp.	4.900%	9/15/44	767	749
	Allstate Corp.	5.350%	6/1/33	652	745
	Allstate Corp.	5.550%	5/9/35	1,486	1,710
	Allstate Corp.	5.950%	4/1/36	985	1,180
	Allstate Corp.	4.500%	6/15/43	248	258
	Allstate Corp.	4.200%	12/15/46	1,509	1,505
1	Allstate Corp.	6.500%	5/15/67	1,095	1,168
	American Financial Group Inc.	4.500%	6/15/47	1,033	934
	American International Group Inc.	3.875%	1/15/35	3,013	2,668
	American International Group Inc.	4.700%	7/10/35	1,473	1,426
	American International Group Inc.	6.250%	5/1/36	1,340	1,494
	American International Group Inc.	4.500%	7/16/44	4,964	4,545
	American International Group Inc.	4.800%	7/10/45	2,025	1,934
	American International Group Inc.	4.750%	4/1/48	1,940	1,857
	American International Group Inc.	4.375%	1/15/55	609	516
1	American International Group Inc.	8.175%	5/15/68	660	765
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	750	844
	Anthem Inc.	6.375%	6/15/37	750	879
	Anthem Inc.	4.625%	5/15/42	2,251	2,251
	Anthem Inc.	4.650%	1/15/43	1,997	2,002
	Anthem Inc.	5.100%	1/15/44	1,260	1,329
	Anthem Inc.	4.650%	8/15/44	2,177	2,163
	Anthem Inc.	4.375%	12/1/47	2,600	2,493
	Anthem Inc.	4.550%	3/1/48	1,700	1,680
	Aon Corp.	6.250%	9/30/40	620	739
	Aon plc	4.600%	6/14/44	1,270	1,249
	Aon plc	4.750%	5/15/45	1,174	1,195
	Arch Capital Finance LLC	5.031%	12/15/46	938	991
	Arch Capital Group Ltd.	7.350%	5/1/34	375	488
	Arch Capital Group US Inc.	5.144%	11/1/43	1,298	1,383
	Assurant Inc.	6.750%	2/15/34	834	936
	AXA Equitable Holdings Inc.	5.000%	4/20/48	3,495	3,269
	AXA SA	8.600%	12/15/30	2,568	3,298
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,269	2,746
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,559	1,623
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,083	1,110
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,990	5,019
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	2,000	2,032
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,591	1,686
	Brighthouse Financial Inc.	4.700%	6/22/47	2,730	2,167
	Chubb Corp.	6.000%	5/11/37	1,766	2,179
	Chubb Corp.	6.500%	5/15/38	1,368	1,777
	Chubb INA Holdings Inc.	6.700%	5/15/36	680	887
	Chubb INA Holdings Inc.	4.150%	3/13/43	887	907
	Chubb INA Holdings Inc.	4.350%	11/3/45	3,123	3,272
2	Cigna Corp.	4.800%	8/15/38	4,620	4,617
2	Cigna Corp.	4.900%	12/15/48	6,465	6,398
	Cigna Holding Co.	5.375%	2/15/42	600	638
	Cigna Holding Co.	3.875%	10/15/47	1,320	1,121
	Cincinnati Financial Corp.	6.125%	11/1/34	669	788
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	703	687
	Hartford Financial Services Group Inc.	5.950%	10/15/36	779	892
	Hartford Financial Services Group Inc.	6.100%	10/1/41	746	877
	Hartford Financial Services Group Inc.	4.300%	4/15/43	588	564
	Hartford Financial Services Group Inc.	4.400%	3/15/48	1,025	995
	Humana Inc.	4.625%	12/1/42	924	923
	Humana Inc.	4.950%	10/1/44	1,603	1,649

69

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	4.800%	3/15/47	765	778
	Lincoln National Corp.	6.150%	4/7/36	714	827
	Lincoln National Corp.	6.300%	10/9/37	1,188	1,410
	Lincoln National Corp.	7.000%	6/15/40	258	331
	Lincoln National Corp.	4.350%	3/1/48	950	900
	Loews Corp.	6.000%	2/1/35	678	775
	Loews Corp.	4.125%	5/15/43	1,011	955
	Manulife Financial Corp.	5.375%	3/4/46	1,590	1,773
	Markel Corp.	5.000%	4/5/46	850	840
	Markel Corp.	4.300%	11/1/47	600	530
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	2,500	2,573
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	603	701
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,200	2,272
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	808	793
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	435	414
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,500	2,635
	MetLife Inc.	6.500%	12/15/32	1,629	2,061
	MetLife Inc.	6.375%	6/15/34	1,535	1,903
	MetLife Inc.	5.700%	6/15/35	2,437	2,842
	MetLife Inc.	5.875%	2/6/41	1,639	1,965
	MetLife Inc.	4.125%	8/13/42	1,028	994
	MetLife Inc.	4.875%	11/13/43	1,555	1,667
	MetLife Inc.	4.721%	12/15/44	1,347	1,419
	MetLife Inc.	4.050%	3/1/45	2,390	2,274
	MetLife Inc.	4.600%	5/13/46	849	882
1	MetLife Inc.	6.400%	12/15/66	3,577	3,778
1	MetLife Inc.	10.750%	8/1/69	523	780
1	Nationwide Financial Services Inc.	6.750%	5/15/87	743	752
	Principal Financial Group Inc.	6.050%	10/15/36	350	410
	Principal Financial Group Inc.	4.625%	9/15/42	665	659
	Principal Financial Group Inc.	4.350%	5/15/43	773	738
	Principal Financial Group Inc.	4.300%	11/15/46	1,210	1,138
	Progressive Corp.	6.625%	3/1/29	603	732
	Progressive Corp.	6.250%	12/1/32	1,490	1,842
	Progressive Corp.	4.350%	4/25/44	700	719
	Progressive Corp.	3.700%	1/26/45	150	140
	Progressive Corp.	4.125%	4/15/47	2,276	2,277
	Progressive Corp.	4.200%	3/15/48	1,555	1,577
	Prudential Financial Inc.	5.750%	7/15/33	826	949
	Prudential Financial Inc.	5.700%	12/14/36	534	614
	Prudential Financial Inc.	6.625%	12/1/37	763	944
	Prudential Financial Inc.	6.625%	6/21/40	685	843
	Prudential Financial Inc.	6.200%	11/15/40	620	719
	Prudential Financial Inc.	5.100%	8/15/43	516	535
	Prudential Financial Inc.	4.600%	5/15/44	451	460
	Prudential Financial Inc.	3.905%	12/7/47	2,070	1,915
	Prudential Financial Inc.	4.418%	3/27/48	750	753
	Prudential Financial Inc.	3.935%	12/7/49	2,281	2,116
	Prudential Financial Inc.	4.350%	2/25/50	2,100	2,084
	Selective Insurance Group Inc.	5.375%	3/1/49	400	398
	Sompo International Holdings Ltd.	7.000%	7/15/34	695	823
	Transatlantic Holdings Inc.	8.000%	11/30/39	636	848
	Travelers Cos. Inc.	6.750%	6/20/36	1,365	1,783
	Travelers Cos. Inc.	6.250%	6/15/37	1,720	2,166
	Travelers Cos. Inc.	5.350%	11/1/40	1,463	1,698
	Travelers Cos. Inc.	4.600%	8/1/43	1,358	1,446
	Travelers Cos. Inc.	4.300%	8/25/45	863	882
	Travelers Cos. Inc.	3.750%	5/15/46	1,238	1,167
	Travelers Cos. Inc.	4.000%	5/30/47	521	509
	Travelers Cos. Inc.	4.050%	3/7/48	800	787
	Travelers Cos. Inc.	4.100%	3/4/49	1,200	1,187
	Travelers Property Casualty Corp.	6.375%	3/15/33	820	1,035
	UnitedHealth Group Inc.	4.625%	7/15/35	2,666	2,894
	UnitedHealth Group Inc.	5.800%	3/15/36	1,872	2,253

70

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
UnitedHealth Group Inc.	6.500%	6/15/37	1,640	2,115
UnitedHealth Group Inc.	6.625%	11/15/37	975	1,272
UnitedHealth Group Inc.	6.875%	2/15/38	2,016	2,692
UnitedHealth Group Inc.	5.700%	10/15/40	389	464
UnitedHealth Group Inc.	5.950%	2/15/41	193	238
UnitedHealth Group Inc.	4.625%	11/15/41	248	257
UnitedHealth Group Inc.	4.375%	3/15/42	423	432
UnitedHealth Group Inc.	3.950%	10/15/42	2,183	2,108
UnitedHealth Group Inc.	4.250%	3/15/43	1,103	1,122
UnitedHealth Group Inc.	4.750%	7/15/45	5,042	5,504
UnitedHealth Group Inc.	4.200%	1/15/47	1,085	1,099
UnitedHealth Group Inc.	4.250%	4/15/47	1,690	1,711
UnitedHealth Group Inc.	3.750%	10/15/47	1,675	1,562
UnitedHealth Group Inc.	4.250%	6/15/48	3,215	3,277
UnitedHealth Group Inc.	4.450%	12/15/48	1,750	1,825
Unum Group	5.750%	8/15/42	990	1,030
Voya Financial Inc.	5.700%	7/15/43	956	1,058
Voya Financial Inc.	4.800%	6/15/46	707	700
Willis North America Inc.	5.050%	9/15/48	900	892
WR Berkley Corp.	4.750%	8/1/44	659	648
XLIT Ltd.	5.250%	12/15/43	572	613
XLIT Ltd.	5.500%	3/31/45	990	1,053
Real Estate Investment Trusts (0.9%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	539	547
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	975	1,006
AvalonBay Communities Inc.	3.900%	10/15/46	1,910	1,795
AvalonBay Communities Inc.	4.150%	7/1/47	213	209
ERP Operating LP	4.500%	7/1/44	1,652	1,704
ERP Operating LP	4.500%	6/1/45	633	652
ERP Operating LP	4.000%	8/1/47	513	490
Essex Portfolio LP	4.000%	3/1/29	500	498
Essex Portfolio LP	4.500%	3/15/48	805	785
Federal Realty Investment Trust	4.500%	12/1/44	1,198	1,217
HCP Inc.	6.750%	2/1/41	709	876
Highwoods Realty LP	4.200%	4/15/29	600	595
Hospitality Properties Trust	4.375%	2/15/30	825	743
Hudson Pacific Properties Inc.	4.650%	4/1/29	600	593
Kilroy Realty LP	4.250%	8/15/29	400	395
Kimco Realty Corp.	4.250%	4/1/45	1,002	914
Kimco Realty Corp.	4.125%	12/1/46	538	480
Kimco Realty Corp.	4.450%	9/1/47	720	676
Mid-America Apartments LP	3.950%	3/15/29	750	744
National Retail Properties Inc.	4.800%	10/15/48	650	649
Prologis LP	4.375%	9/15/48	590	602
Realty Income Corp.	4.650%	3/15/47	1,168	1,220
Regency Centers LP	4.400%	2/1/47	900	864
Regency Centers LP	4.650%	3/15/49	500	496
Simon Property Group LP	6.750%	2/1/40	881	1,154
Simon Property Group LP	4.750%	3/15/42	1,150	1,221
Simon Property Group LP	4.250%	10/1/44	788	784
Simon Property Group LP	4.250%	11/30/46	1,586	1,574
STORE Capital Corp.	4.625%	3/15/29	750	740
Ventas Realty LP	5.700%	9/30/43	629	689
Ventas Realty LP	4.375%	2/1/45	518	479
Ventas Realty LP	4.875%	4/15/49	500	500
Welltower Inc.	4.125%	3/15/29	1,200	1,191
Welltower Inc.	6.500%	3/15/41	979	1,152
Welltower Inc.	4.950%	9/1/48	890	896
				578,442
Industrial (69.8%)
Basic Industry (4.2%)
Albemarle Corp.	5.450%	12/1/44	678	677
ArcelorMittal	7.000%	10/15/39	1,650	1,813

71

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ArcelorMittal	6.750%	3/1/41	500	534
	Barrick Gold Corp.	6.450%	10/15/35	234	269
	Barrick Gold Corp.	5.250%	4/1/42	549	572
	Barrick North America Finance LLC	5.700%	5/30/41	2,616	2,854
	Barrick North America Finance LLC	5.750%	5/1/43	2,106	2,331
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,937	2,165
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,350	2,367
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,845	5,520
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	800	779
	Dow Chemical Co.	7.375%	11/1/29	2,448	3,001
	Dow Chemical Co.	4.250%	10/1/34	1,208	1,120
	Dow Chemical Co.	9.400%	5/15/39	1,250	1,825
	Dow Chemical Co.	5.250%	11/15/41	2,455	2,473
	Dow Chemical Co.	4.375%	11/15/42	3,184	2,862
	Dow Chemical Co.	4.625%	10/1/44	395	365
2	Dow Chemical Co.	5.550%	11/30/48	1,300	1,363
	DowDuPont Inc.	5.319%	11/15/38	3,875	4,088
	DowDuPont Inc.	5.419%	11/15/48	4,230	4,526
	Eastman Chemical Co.	4.800%	9/1/42	975	923
	Eastman Chemical Co.	4.650%	10/15/44	1,793	1,655
	Ecolab Inc.	5.500%	12/8/41	1,213	1,395
	Ecolab Inc.	3.950%	12/1/47	1,225	1,193
	Georgia-Pacific LLC	7.250%	6/1/28	366	456
	Georgia-Pacific LLC	7.750%	11/15/29	589	780
	Georgia-Pacific LLC	8.875%	5/15/31	953	1,391
	Goldcorp Inc.	5.450%	6/9/44	1,233	1,289
	Huntsman International LLC	4.500%	5/1/29	1,500	1,477
	International Flavors & Fragrances Inc.	4.375%	6/1/47	685	632
	International Flavors & Fragrances Inc.	5.000%	9/26/48	1,700	1,701
	International Paper Co.	5.000%	9/15/35	1,666	1,688
	International Paper Co.	7.300%	11/15/39	1,634	1,957
	International Paper Co.	6.000%	11/15/41	1,355	1,445
	International Paper Co.	4.800%	6/15/44	1,140	1,088
	International Paper Co.	5.150%	5/15/46	1,560	1,541
	International Paper Co.	4.400%	8/15/47	2,390	2,135
	International Paper Co.	4.350%	8/15/48	1,950	1,738
	Lubrizol Corp.	6.500%	10/1/34	108	138
	LYB International Finance BV	5.250%	7/15/43	1,675	1,636
	LYB International Finance BV	4.875%	3/15/44	2,385	2,231
	LyondellBasell Industries NV	4.625%	2/26/55	1,944	1,661
	Meadwestvaco Corp.	7.950%	2/15/31	458	578
	Methanex Corp.	5.650%	12/1/44	639	582
	Mosaic Co.	5.450%	11/15/33	1,008	1,043
	Mosaic Co.	4.875%	11/15/41	555	507
	Mosaic Co.	5.625%	11/15/43	1,241	1,266
	Newmont Mining Corp.	5.875%	4/1/35	1,187	1,313
	Newmont Mining Corp.	6.250%	10/1/39	1,923	2,209
	Newmont Mining Corp.	4.875%	3/15/42	2,010	1,993
	Nucor Corp.	6.400%	12/1/37	993	1,207
	Nucor Corp.	5.200%	8/1/43	995	1,081
	Nucor Corp.	4.400%	5/1/48	980	962
	Nutrien Ltd.	4.125%	3/15/35	1,058	955
	Nutrien Ltd.	7.125%	5/23/36	380	455
	Nutrien Ltd.	5.875%	12/1/36	1,086	1,176
	Nutrien Ltd.	5.625%	12/1/40	660	688
	Nutrien Ltd.	6.125%	1/15/41	1,096	1,199
	Nutrien Ltd.	4.900%	6/1/43	1,053	1,013
	Nutrien Ltd.	5.250%	1/15/45	736	739
	Praxair Inc.	3.550%	11/7/42	1,163	1,074
	Rio Tinto Alcan Inc.	7.250%	3/15/31	843	1,089
	Rio Tinto Alcan Inc.	6.125%	12/15/33	819	995
	Rio Tinto Alcan Inc.	5.750%	6/1/35	970	1,118
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,292	2,628
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,191	1,295

72

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,433	1,435
	Rohm & Haas Co.	7.850%	7/15/29	1,190	1,484
	RPM International Inc.	4.550%	3/1/29	500	497
	RPM International Inc.	5.250%	6/1/45	393	387
	RPM International Inc.	4.250%	1/15/48	1,225	1,013
	Sherwin-Williams Co.	4.000%	12/15/42	604	515
	Sherwin-Williams Co.	4.550%	8/1/45	713	666
	Sherwin-Williams Co.	4.500%	6/1/47	3,000	2,811
	Southern Copper Corp.	7.500%	7/27/35	2,761	3,391
	Southern Copper Corp.	6.750%	4/16/40	2,665	3,083
	Southern Copper Corp.	5.250%	11/8/42	1,990	1,973
	Southern Copper Corp.	5.875%	4/23/45	2,415	2,586
	Teck Resources Ltd.	6.125%	10/1/35	1,250	1,313
	Teck Resources Ltd.	6.250%	7/15/41	3,000	3,131
	Vale Canada Ltd.	7.200%	9/15/32	510	539
	Vale Overseas Ltd.	8.250%	1/17/34	2,168	2,623
	Vale Overseas Ltd.	6.875%	11/21/36	4,173	4,554
	Vale Overseas Ltd.	6.875%	11/10/39	2,787	3,059
	Vale SA	5.625%	9/11/42	1,115	1,091
	Westlake Chemical Corp.	5.000%	8/15/46	2,076	1,917
	Westlake Chemical Corp.	4.375%	11/15/47	410	347
	Westrock MWV LLC	8.200%	1/15/30	1,026	1,316
	Weyerhaeuser Co.	4.000%	11/15/29	1,000	994
	Weyerhaeuser Co.	7.375%	3/15/32	2,032	2,573
	Weyerhaeuser Co.	6.875%	12/15/33	325	383
	WRKCo Inc.	4.900%	3/15/29	1,335	1,398
	Capital Goods (5.0%)
	3M Co.	3.375%	3/1/29	1,825	1,814
	3M Co.	5.700%	3/15/37	300	363
	3M Co.	3.875%	6/15/44	740	726
	3M Co.	3.125%	9/19/46	2,123	1,827
	3M Co.	3.625%	10/15/47	1,022	957
	3M Co.	4.000%	9/14/48	1,725	1,720
3	ABB Finance USA Inc.	4.375%	5/8/42	1,489	1,545
	Boeing Co.	6.125%	2/15/33	811	1,014
	Boeing Co.	6.625%	2/15/38	748	976
	Boeing Co.	3.550%	3/1/38	270	258
	Boeing Co.	3.500%	3/1/39	925	870
	Boeing Co.	6.875%	3/15/39	1,135	1,539
	Boeing Co.	5.875%	2/15/40	971	1,202
	Boeing Co.	3.375%	6/15/46	248	223
	Boeing Co.	3.650%	3/1/47	660	624
	Boeing Co.	3.625%	3/1/48	950	891
	Boeing Co.	3.850%	11/1/48	770	757
	Boeing Co.	3.825%	3/1/59	850	799
	Caterpillar Inc.	5.300%	9/15/35	528	587
	Caterpillar Inc.	6.050%	8/15/36	1,058	1,276
	Caterpillar Inc.	5.200%	5/27/41	1,616	1,826
	Caterpillar Inc.	3.803%	8/15/42	3,804	3,636
	Caterpillar Inc.	4.300%	5/15/44	920	941
	Caterpillar Inc.	4.750%	5/15/64	919	964
	Crane Co.	4.200%	3/15/48	725	658
	Deere & Co.	5.375%	10/16/29	1,107	1,282
	Deere & Co.	7.125%	3/3/31	313	409
	Deere & Co.	3.900%	6/9/42	2,752	2,767
	Dover Corp.	5.375%	10/15/35	600	645
	Dover Corp.	6.600%	3/15/38	125	152
	Dover Corp.	5.375%	3/1/41	576	619
	Eaton Corp.	4.000%	11/2/32	1,438	1,441
	Eaton Corp.	4.150%	11/2/42	1,965	1,897
	Eaton Corp.	3.915%	9/15/47	623	568
	Emerson Electric Co.	5.250%	11/15/39	115	131
	Fortive Corp.	4.300%	6/15/46	1,033	971

73

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Dynamics Corp.	3.600%	11/15/42	1,082	1,038
General Electric Co.	6.750%	3/15/32	6,204	7,094
General Electric Co.	6.150%	8/7/37	2,044	2,193
General Electric Co.	5.875%	1/14/38	6,649	6,975
General Electric Co.	6.875%	1/10/39	3,296	3,819
General Electric Co.	4.125%	10/9/42	4,280	3,620
General Electric Co.	4.500%	3/11/44	4,015	3,580
Harris Corp.	4.854%	4/27/35	864	901
Harris Corp.	6.150%	12/15/40	623	743
Harris Corp.	5.054%	4/27/45	1,008	1,070
Honeywell International Inc.	5.700%	3/15/36	863	1,034
Honeywell International Inc.	5.700%	3/15/37	1,093	1,315
Honeywell International Inc.	5.375%	3/1/41	616	732
Honeywell International Inc.	3.812%	11/21/47	700	678
Illinois Tool Works Inc.	4.875%	9/15/41	1,496	1,678
Illinois Tool Works Inc.	3.900%	9/1/42	2,116	2,098
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	653	751
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	800	759
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	878	881
Johnson Controls International plc	6.000%	1/15/36	1,260	1,370
Johnson Controls International plc	4.625%	7/2/44	1,605	1,494
Johnson Controls International plc	5.125%	9/14/45	662	664
Johnson Controls International plc	4.500%	2/15/47	1,712	1,566
Johnson Controls International plc	4.950%	7/2/64	755	656
Lafarge SA	7.125%	7/15/36	1,200	1,370
Lockheed Martin Corp.	3.600%	3/1/35	1,763	1,677
Lockheed Martin Corp.	4.500%	5/15/36	746	779
Lockheed Martin Corp.	6.150%	9/1/36	815	1,001
Lockheed Martin Corp.	5.720%	6/1/40	779	924
Lockheed Martin Corp.	4.850%	9/15/41	830	891
Lockheed Martin Corp.	4.070%	12/15/42	3,348	3,256
Lockheed Martin Corp.	3.800%	3/1/45	1,782	1,671
Lockheed Martin Corp.	4.700%	5/15/46	2,855	3,073
Lockheed Martin Corp.	4.090%	9/15/52	1,717	1,658
Martin Marietta Materials Inc.	4.250%	12/15/47	1,370	1,149
Masco Corp.	7.750%	8/1/29	140	161
Masco Corp.	6.500%	8/15/32	140	154
Masco Corp.	4.500%	5/15/47	553	472
Northrop Grumman Corp.	5.050%	11/15/40	871	940
Northrop Grumman Corp.	4.750%	6/1/43	1,863	1,935
Northrop Grumman Corp.	3.850%	4/15/45	1,204	1,096
Northrop Grumman Corp.	4.030%	10/15/47	3,911	3,668
Northrop Grumman Systems Corp.	7.750%	2/15/31	996	1,326
Owens Corning	7.000%	12/1/36	563	611
Owens Corning	4.300%	7/15/47	1,393	1,083
Owens Corning	4.400%	1/30/48	825	651
Parker-Hannifin Corp.	4.200%	11/21/34	1,003	1,015
Parker-Hannifin Corp.	6.250%	5/15/38	695	855
Parker-Hannifin Corp.	4.450%	11/21/44	1,087	1,111
Parker-Hannifin Corp.	4.100%	3/1/47	1,205	1,178
Precision Castparts Corp.	3.900%	1/15/43	1,132	1,104
Precision Castparts Corp.	4.375%	6/15/45	913	952
Raytheon Co.	4.875%	10/15/40	1,208	1,353
Raytheon Co.	4.700%	12/15/41	923	1,012
Raytheon Co.	4.200%	12/15/44	553	568
Republic Services Inc.	6.200%	3/1/40	875	1,064
Republic Services Inc.	5.700%	5/15/41	640	744
Rockwell Automation Inc.	3.500%	3/1/29	500	500
Rockwell Automation Inc.	4.200%	3/1/49	500	503
Rockwell Collins Inc.	4.800%	12/15/43	838	853
Rockwell Collins Inc.	4.350%	4/15/47	2,025	1,913
Snap-on Inc.	4.100%	3/1/48	660	657
Sonoco Products Co.	5.750%	11/1/40	1,268	1,381
Stanley Black & Decker Inc.	5.200%	9/1/40	790	848

74

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Stanley Black & Decker Inc.	4.850%	11/15/48	875	913
United Technologies Corp.	7.500%	9/15/29	1,025	1,303
United Technologies Corp.	5.400%	5/1/35	1,278	1,385
United Technologies Corp.	6.050%	6/1/36	1,528	1,765
United Technologies Corp.	6.125%	7/15/38	834	975
United Technologies Corp.	4.450%	11/16/38	2,700	2,681
United Technologies Corp.	5.700%	4/15/40	2,189	2,466
United Technologies Corp.	4.500%	6/1/42	7,330	7,241
United Technologies Corp.	4.150%	5/15/45	1,749	1,641
United Technologies Corp.	3.750%	11/1/46	2,425	2,127
United Technologies Corp.	4.050%	5/4/47	1,250	1,150
United Technologies Corp.	4.625%	11/16/48	3,220	3,241
Valmont Industries Inc.	5.000%	10/1/44	800	713
Valmont Industries Inc.	5.250%	10/1/54	825	735
Vulcan Materials Co.	4.500%	6/15/47	1,958	1,680
Vulcan Materials Co.	4.700%	3/1/48	400	356
Waste Management Inc.	3.900%	3/1/35	930	898
Waste Management Inc.	6.125%	11/30/39	350	422
Waste Management Inc.	4.100%	3/1/45	1,201	1,181
WW Grainger Inc.	4.600%	6/15/45	2,001	2,064
WW Grainger Inc.	3.750%	5/15/46	588	527
WW Grainger Inc.	4.200%	5/15/47	1,075	1,031
Xylem Inc.	4.375%	11/1/46	784	772
Communication (14.8%)
21st Century Fox America Inc.	6.550%	3/15/33	676	862
21st Century Fox America Inc.	6.200%	12/15/34	2,425	3,000
21st Century Fox America Inc.	6.400%	12/15/35	2,422	3,074
21st Century Fox America Inc.	8.150%	10/17/36	631	907
21st Century Fox America Inc.	6.150%	3/1/37	3,862	4,803
21st Century Fox America Inc.	6.900%	8/15/39	2,145	2,861
21st Century Fox America Inc.	6.150%	2/15/41	3,293	4,183
21st Century Fox America Inc.	5.400%	10/1/43	2,336	2,737
21st Century Fox America Inc.	4.750%	9/15/44	2,035	2,206
21st Century Fox America Inc.	4.950%	10/15/45	800	888
21st Century Fox America Inc.	7.750%	12/1/45	405	590
21st Century Fox America Inc.	4.750%	11/15/46	850	925
Activision Blizzard Inc.	4.500%	6/15/47	1,175	1,050
America Movil SAB de CV	6.375%	3/1/35	2,264	2,728
America Movil SAB de CV	6.125%	11/15/37	800	951
America Movil SAB de CV	6.125%	3/30/40	3,460	4,159
America Movil SAB de CV	4.375%	7/16/42	2,825	2,833
AT&T Corp.	8.750%	11/15/31	822	1,055
AT&T Inc.	4.350%	3/1/29	6,000	5,972
AT&T Inc.	4.300%	2/15/30	7,305	7,143
AT&T Inc.	4.500%	5/15/35	6,670	6,299
AT&T Inc.	5.250%	3/1/37	5,979	6,038
AT&T Inc.	4.900%	8/15/37	4,850	4,693
AT&T Inc.	6.300%	1/15/38	25	27
AT&T Inc.	6.550%	2/15/39	250	285
AT&T Inc.	4.850%	3/1/39	1,000	953
AT&T Inc.	6.350%	3/15/40	1,113	1,226
AT&T Inc.	6.000%	8/15/40	2,471	2,660
AT&T Inc.	5.350%	9/1/40	4,700	4,709
AT&T Inc.	6.375%	3/1/41	2,370	2,687
AT&T Inc.	5.550%	8/15/41	2,149	2,198
AT&T Inc.	5.150%	3/15/42	2,489	2,438
AT&T Inc.	4.300%	12/15/42	3,759	3,284
AT&T Inc.	4.800%	6/15/44	5,448	5,110
AT&T Inc.	4.350%	6/15/45	6,996	6,099
AT&T Inc.	4.750%	5/15/46	7,049	6,546
AT&T Inc.	5.150%	11/15/46	4,816	4,708
AT&T Inc.	5.650%	2/15/47	500	522
AT&T Inc.	5.450%	3/1/47	4,054	4,121

75

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.500%	3/9/48	8,700	7,787
	AT&T Inc.	4.550%	3/9/49	5,812	5,213
	AT&T Inc.	5.150%	2/15/50	4,550	4,410
	AT&T Inc.	5.700%	3/1/57	1,081	1,104
	AT&T Inc.	5.300%	8/15/58	1,425	1,361
	Bell Canada Inc.	4.464%	4/1/48	2,275	2,256
	British Telecommunications plc	9.625%	12/15/30	5,250	7,329
	CBS Corp.	7.875%	7/30/30	1,056	1,365
	CBS Corp.	5.500%	5/15/33	1,131	1,196
	CBS Corp.	5.900%	10/15/40	827	880
	CBS Corp.	4.850%	7/1/42	1,493	1,414
	CBS Corp.	4.900%	8/15/44	1,052	1,003
	CBS Corp.	4.600%	1/15/45	1,155	1,062
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	2,450	2,503
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	4,565	4,879
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	1,600	1,548
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	7,640	8,203
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	5,545	5,269
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	3,995	3,981
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	1,115	1,201
	Comcast Corp.	4.250%	10/15/30	3,255	3,367
	Comcast Corp.	4.250%	1/15/33	3,433	3,502
	Comcast Corp.	7.050%	3/15/33	1,892	2,448
	Comcast Corp.	4.200%	8/15/34	1,949	1,954
	Comcast Corp.	5.650%	6/15/35	1,440	1,638
	Comcast Corp.	4.400%	8/15/35	1,683	1,692
	Comcast Corp.	6.500%	11/15/35	2,113	2,584
	Comcast Corp.	3.200%	7/15/36	894	778
	Comcast Corp.	6.450%	3/15/37	1,815	2,217
	Comcast Corp.	6.950%	8/15/37	1,117	1,417
	Comcast Corp.	3.900%	3/1/38	3,105	2,935
	Comcast Corp.	6.400%	5/15/38	1,368	1,675
	Comcast Corp.	4.600%	10/15/38	7,774	7,982
	Comcast Corp.	6.550%	7/1/39	175	217
	Comcast Corp.	6.400%	3/1/40	1,311	1,609
	Comcast Corp.	4.650%	7/15/42	2,509	2,557
	Comcast Corp.	4.500%	1/15/43	841	844
	Comcast Corp.	4.750%	3/1/44	2,371	2,450
	Comcast Corp.	4.600%	8/15/45	3,081	3,126
	Comcast Corp.	3.400%	7/15/46	3,186	2,689
	Comcast Corp.	4.000%	8/15/47	250	232
	Comcast Corp.	3.969%	11/1/47	4,425	4,106
	Comcast Corp.	4.700%	10/15/48	8,070	8,366
	Comcast Corp.	3.999%	11/1/49	6,254	5,819
	Comcast Corp.	4.049%	11/1/52	3,130	2,894
	Comcast Corp.	4.950%	10/15/58	5,040	5,326
	Crown Castle International Corp.	4.750%	5/15/47	719	679
	Crown Castle International Corp.	5.200%	2/15/49	800	796
	Deutsche Telekom International Finance BV	8.750%	6/15/30	8,145	10,897
	Discovery Communications LLC	5.000%	9/20/37	2,638	2,487
	Discovery Communications LLC	6.350%	6/1/40	1,880	2,009
	Discovery Communications LLC	4.950%	5/15/42	2,300	2,097
	Discovery Communications LLC	4.875%	4/1/43	550	496
	Discovery Communications LLC	5.200%	9/20/47	2,520	2,369
2	Fox Corp.	5.476%	1/25/39	2,600	2,728
2	Fox Corp.	5.576%	1/25/49	3,200	3,378
	Grupo Televisa SAB	8.500%	3/11/32	640	820

76

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grupo Televisa SAB	6.625%	1/15/40	1,175	1,310
	Grupo Televisa SAB	5.000%	5/13/45	1,783	1,633
	Grupo Televisa SAB	6.125%	1/31/46	2,025	2,161
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,150	1,116
	Koninklijke KPN NV	8.375%	10/1/30	1,726	2,058
	Moody’s Corp.	5.250%	7/15/44	1,255	1,334
	Moody’s Corp.	4.875%	12/17/48	525	542
	NBCUniversal Media LLC	6.400%	4/30/40	1,200	1,482
	NBCUniversal Media LLC	5.950%	4/1/41	2,475	2,918
	NBCUniversal Media LLC	4.450%	1/15/43	1,472	1,464
	Orange SA	9.000%	3/1/31	5,155	7,229
	Orange SA	5.375%	1/13/42	2,312	2,493
	Orange SA	5.500%	2/6/44	1,149	1,255
	Rogers Communications Inc.	7.500%	8/15/38	725	956
	Rogers Communications Inc.	4.500%	3/15/43	1,314	1,296
	Rogers Communications Inc.	5.450%	10/1/43	1,536	1,692
	Rogers Communications Inc.	5.000%	3/15/44	2,400	2,540
	Rogers Communications Inc.	4.300%	2/15/48	780	757
	S&P Global Inc.	6.550%	11/15/37	654	822
	S&P Global Inc.	4.500%	5/15/48	1,025	1,053
	Telefonica Emisiones SAU	5.520%	3/1/49	2,000	1,993
	Telefonica Emisiones SAU	7.045%	6/20/36	3,888	4,569
	Telefonica Emisiones SAU	4.665%	3/6/38	1,900	1,741
	Telefonica Emisiones SAU	5.213%	3/8/47	4,426	4,218
	Telefonica Emisiones SAU	4.895%	3/6/48	3,250	2,982
	Telefonica Europe BV	8.250%	9/15/30	2,362	3,051
	TELUS Corp.	4.600%	11/16/48	1,500	1,506
	Thomson Reuters Corp.	5.500%	8/15/35	900	929
	Thomson Reuters Corp.	5.850%	4/15/40	757	817
	Thomson Reuters Corp.	5.650%	11/23/43	877	936
	Time Warner Cable LLC	6.550%	5/1/37	2,228	2,369
	Time Warner Cable LLC	7.300%	7/1/38	3,275	3,675
	Time Warner Cable LLC	6.750%	6/15/39	3,361	3,595
	Time Warner Cable LLC	5.875%	11/15/40	2,423	2,397
	Time Warner Cable LLC	5.500%	9/1/41	2,544	2,415
	Time Warner Cable LLC	4.500%	9/15/42	2,715	2,286
	Time Warner Entertainment Co. LP	8.375%	7/15/33	1,898	2,376
2	Verizon Communications Inc.	4.016%	12/3/29	8,000	7,991
	Verizon Communications Inc.	4.500%	8/10/33	7,516	7,694
	Verizon Communications Inc.	4.400%	11/1/34	5,962	5,976
	Verizon Communications Inc.	5.850%	9/15/35	325	367
	Verizon Communications Inc.	4.272%	1/15/36	7,407	7,247
	Verizon Communications Inc.	5.250%	3/16/37	5,590	6,086
	Verizon Communications Inc.	4.812%	3/15/39	4,125	4,241
	Verizon Communications Inc.	4.750%	11/1/41	1,470	1,489
	Verizon Communications Inc.	3.850%	11/1/42	3,011	2,713
	Verizon Communications Inc.	6.550%	9/15/43	1,300	1,595
	Verizon Communications Inc.	4.125%	8/15/46	3,300	3,026
	Verizon Communications Inc.	4.862%	8/21/46	8,850	9,090
	Verizon Communications Inc.	5.500%	3/16/47	1,130	1,256
	Verizon Communications Inc.	4.522%	9/15/48	10,069	9,871
	Verizon Communications Inc.	5.012%	4/15/49	8,050	8,432
	Verizon Communications Inc.	5.012%	8/21/54	9,675	9,947
	Verizon Communications Inc.	4.672%	3/15/55	9,149	8,895
	Viacom Inc.	6.875%	4/30/36	2,343	2,662
	Viacom Inc.	4.375%	3/15/43	3,295	2,818
	Viacom Inc.	5.850%	9/1/43	2,650	2,760
	Vodafone Group plc	7.875%	2/15/30	1,243	1,533
	Vodafone Group plc	6.250%	11/30/32	329	367
	Vodafone Group plc	6.150%	2/27/37	4,010	4,274
	Vodafone Group plc	5.000%	5/30/38	2,150	2,046
	Vodafone Group plc	4.375%	2/19/43	3,300	2,823
	Vodafone Group plc	5.250%	5/30/48	6,100	5,824
	Walt Disney Co.	7.000%	3/1/32	1,130	1,522

77

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walt Disney Co.	4.375%	8/16/41	991	1,027
Walt Disney Co.	4.125%	12/1/41	1,058	1,067
Walt Disney Co.	3.700%	12/1/42	2,980	2,815
Walt Disney Co.	3.000%	7/30/46	580	489
Warner Media LLC	3.800%	2/15/27	750	729
Warner Media LLC	7.625%	4/15/31	2,710	3,451
Warner Media LLC	6.200%	3/15/40	900	983
Warner Media LLC	6.100%	7/15/40	500	542
Warner Media LLC	5.375%	10/15/41	1,520	1,534
Warner Media LLC	4.900%	6/15/42	3,108	3,013
Warner Media LLC	5.350%	12/15/43	1,663	1,671
Warner Media LLC	4.650%	6/1/44	856	788
WPP Finance 2010	5.125%	9/7/42	1,020	882
WPP Finance 2010	5.625%	11/15/43	819	758
Consumer Cyclical (5.9%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	841	854
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,150	2,019
Alibaba Group Holding Ltd.	4.200%	12/6/47	3,690	3,464
Alibaba Group Holding Ltd.	4.400%	12/6/57	2,000	1,913
Amazon.com Inc.	4.800%	12/5/34	2,522	2,802
Amazon.com Inc.	3.875%	8/22/37	6,085	6,066
Amazon.com Inc.	4.950%	12/5/44	1,614	1,837
Amazon.com Inc.	4.050%	8/22/47	7,670	7,651
Amazon.com Inc.	4.250%	8/22/57	4,874	4,942
Aptiv plc	4.350%	3/15/29	600	593
Aptiv plc	4.400%	10/1/46	655	570
Aptiv plc	5.400%	3/15/49	650	647
BorgWarner Inc.	4.375%	3/15/45	915	825
Cummins Inc.	7.125%	3/1/28	325	404
Cummins Inc.	4.875%	10/1/43	1,138	1,258
Daimler Finance North America LLC	8.500%	1/18/31	2,911	3,964
Darden Restaurants Inc.	4.550%	2/15/48	600	549
eBay Inc.	4.000%	7/15/42	1,287	1,024
Ford Motor Co.	7.450%	7/16/31	3,955	4,161
Ford Motor Co.	4.750%	1/15/43	3,586	2,729
Ford Motor Co.	7.400%	11/1/46	778	779
Ford Motor Co.	5.291%	12/8/46	2,565	2,067
General Motors Co.	5.000%	4/1/35	1,866	1,658
General Motors Co.	6.600%	4/1/36	2,624	2,701
General Motors Co.	5.150%	4/1/38	2,688	2,400
General Motors Co.	6.250%	10/2/43	3,364	3,300
General Motors Co.	5.200%	4/1/45	2,348	2,046
General Motors Co.	6.750%	4/1/46	1,390	1,424
General Motors Co.	5.400%	4/1/48	903	805
General Motors Co.	5.950%	4/1/49	1,265	1,200
Harley-Davidson Inc.	4.625%	7/28/45	863	781
Home Depot Inc.	5.875%	12/16/36	6,626	8,039
Home Depot Inc.	5.400%	9/15/40	1,430	1,658
Home Depot Inc.	5.950%	4/1/41	2,450	3,032
Home Depot Inc.	4.200%	4/1/43	2,226	2,251
Home Depot Inc.	4.875%	2/15/44	1,703	1,870
Home Depot Inc.	4.400%	3/15/45	2,229	2,312
Home Depot Inc.	4.250%	4/1/46	2,150	2,189
Home Depot Inc.	3.900%	6/15/47	620	598
Home Depot Inc.	4.500%	12/6/48	3,125	3,289
Home Depot Inc.	3.500%	9/15/56	2,138	1,870
Kohl’s Corp.	5.550%	7/17/45	835	755
Lowe’s Cos. Inc.	6.500%	3/15/29	506	596
Lowe’s Cos. Inc.	4.650%	4/15/42	1,515	1,466
Lowe’s Cos. Inc.	4.250%	9/15/44	1,068	974
Lowe’s Cos. Inc.	4.375%	9/15/45	1,631	1,510
Lowe’s Cos. Inc.	3.700%	4/15/46	2,923	2,464
Lowe’s Cos. Inc.	4.050%	5/3/47	3,214	2,873

78

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Macy’s Retail Holdings Inc.	4.500%	12/15/34	680	548
Mastercard Inc.	3.800%	11/21/46	1,160	1,155
Mastercard Inc.	3.950%	2/26/48	1,040	1,061
McDonald’s Corp.	4.700%	12/9/35	1,015	1,045
McDonald’s Corp.	6.300%	10/15/37	1,725	2,059
McDonald’s Corp.	6.300%	3/1/38	1,605	1,911
McDonald’s Corp.	5.700%	2/1/39	1,155	1,286
McDonald’s Corp.	3.700%	2/15/42	1,002	901
McDonald’s Corp.	3.625%	5/1/43	1,203	1,046
McDonald’s Corp.	4.600%	5/26/45	389	388
McDonald’s Corp.	4.875%	12/9/45	4,073	4,190
McDonald’s Corp.	4.450%	3/1/47	1,856	1,794
McDonald’s Corp.	4.450%	9/1/48	2,490	2,420
NIKE Inc.	3.625%	5/1/43	1,058	1,004
NIKE Inc.	3.875%	11/1/45	2,346	2,311
NIKE Inc.	3.375%	11/1/46	1,015	918
Nordstrom Inc.	5.000%	1/15/44	2,049	1,743
QVC Inc.	5.450%	8/15/34	510	475
QVC Inc.	5.950%	3/15/43	105	95
Starbucks Corp.	4.300%	6/15/45	690	651
Starbucks Corp.	3.750%	12/1/47	1,145	983
Starbucks Corp.	4.500%	11/15/48	2,325	2,238
Target Corp.	6.350%	11/1/32	744	930
Target Corp.	6.500%	10/15/37	787	1,007
Target Corp.	7.000%	1/15/38	1,550	2,086
Target Corp.	4.000%	7/1/42	3,207	3,105
Target Corp.	3.625%	4/15/46	1,985	1,782
Target Corp.	3.900%	11/15/47	1,509	1,421
VF Corp.	6.450%	11/1/37	720	839
Visa Inc.	4.150%	12/14/35	4,861	5,081
Visa Inc.	4.300%	12/14/45	7,482	7,857
Visa Inc.	3.650%	9/15/47	1,210	1,153
Walgreen Co.	4.400%	9/15/42	1,185	1,053
Walgreens Boots Alliance Inc.	4.500%	11/18/34	961	929
Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,961	2,764
Walgreens Boots Alliance Inc.	4.650%	6/1/46	770	706
Walmart Inc.	7.550%	2/15/30	1,043	1,413
Walmart Inc.	5.250%	9/1/35	4,305	5,016
Walmart Inc.	6.200%	4/15/38	3,098	3,923
Walmart Inc.	3.950%	6/28/38	3,110	3,116
Walmart Inc.	5.625%	4/1/40	1,677	2,032
Walmart Inc.	4.875%	7/8/40	875	970
Walmart Inc.	5.000%	10/25/40	1,033	1,174
Walmart Inc.	5.625%	4/15/41	2,581	3,143
Walmart Inc.	4.000%	4/11/43	1,511	1,496
Walmart Inc.	4.300%	4/22/44	990	1,041
Walmart Inc.	3.625%	12/15/47	2,603	2,448
Walmart Inc.	4.050%	6/29/48	6,225	6,283
Western Union Co.	6.200%	11/17/36	1,123	1,139
Consumer Noncyclical (17.9%)
Abbott Laboratories	4.750%	11/30/36	3,923	4,211
Abbott Laboratories	6.150%	11/30/37	364	438
Abbott Laboratories	6.000%	4/1/39	814	970
Abbott Laboratories	5.300%	5/27/40	1,743	1,954
Abbott Laboratories	4.750%	4/15/43	728	763
Abbott Laboratories	4.900%	11/30/46	7,700	8,391
AbbVie Inc.	4.500%	5/14/35	5,005	4,689
AbbVie Inc.	4.300%	5/14/36	1,933	1,756
AbbVie Inc.	4.400%	11/6/42	5,394	4,793
AbbVie Inc.	4.700%	5/14/45	5,655	5,173
AbbVie Inc.	4.450%	5/14/46	4,361	3,816
AbbVie Inc.	4.875%	11/14/48	3,848	3,623
Advocate Health & Hospitals Corp.	4.272%	8/15/48	875	883

79

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AHS Hospital Corp.	5.024%	7/1/45	763	850
	Allergan Finance LLC	4.625%	10/1/42	1,650	1,492
	Allergan Funding SCS	4.550%	3/15/35	3,825	3,560
	Allergan Funding SCS	4.850%	6/15/44	2,721	2,503
	Allergan Funding SCS	4.750%	3/15/45	565	520
	Altria Group Inc.	5.800%	2/14/39	4,200	4,183
	Altria Group Inc.	4.250%	8/9/42	2,266	1,835
	Altria Group Inc.	4.500%	5/2/43	1,760	1,465
	Altria Group Inc.	5.375%	1/31/44	3,636	3,399
	Altria Group Inc.	3.875%	9/16/46	2,010	1,518
	Altria Group Inc.	5.950%	2/14/49	4,050	4,025
	Altria Group Inc.	6.200%	2/14/59	1,600	1,594
	AmerisourceBergen Corp.	4.250%	3/1/45	328	288
	AmerisourceBergen Corp.	4.300%	12/15/47	2,335	2,040
	Amgen Inc.	6.400%	2/1/39	2,195	2,561
	Amgen Inc.	4.950%	10/1/41	1,053	1,060
	Amgen Inc.	5.150%	11/15/41	2,475	2,564
	Amgen Inc.	4.400%	5/1/45	3,661	3,418
	Amgen Inc.	4.563%	6/15/48	3,970	3,748
	Amgen Inc.	4.663%	6/15/51	7,947	7,600
2	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	14,982	14,497
2	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	29,293	27,924
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,490	1,262
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	665	610
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,550	2,672
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	909
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,510	4,163
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,510	3,365
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	500	525
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,053	1,380
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,110	4,030
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,074	1,720
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	4,975	4,582
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,785	1,599
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	4,000	4,201
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,300	1,183
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	5,000	5,330
	Archer-Daniels-Midland Co.	5.935%	10/1/32	880	1,032
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,005	1,166
	Archer-Daniels-Midland Co.	4.535%	3/26/42	1,396	1,466
	Archer-Daniels-Midland Co.	4.016%	4/16/43	1,872	1,833
	Archer-Daniels-Midland Co.	3.750%	9/15/47	860	809
	Archer-Daniels-Midland Co.	4.500%	3/15/49	1,120	1,184
	Ascension Health	3.945%	11/15/46	2,328	2,282
1	Ascension Health	4.847%	11/15/53	938	1,032
	AstraZeneca plc	6.450%	9/15/37	5,553	6,758
	AstraZeneca plc	4.000%	9/18/42	2,232	2,039
	AstraZeneca plc	4.375%	11/16/45	1,144	1,100
	AstraZeneca plc	4.375%	8/17/48	1,950	1,887
	BAT Capital Corp.	4.390%	8/15/37	5,420	4,537
	BAT Capital Corp.	4.540%	8/15/47	6,035	4,864
	Baxalta Inc.	5.250%	6/23/45	756	793
	Baxter International Inc.	3.500%	8/15/46	923	765
	Baylor Scott & White Holdings	4.185%	11/15/45	1,406	1,393
	Baylor Scott & White Holdings	3.967%	11/15/46	200	191
	Becton Dickinson & Co.	4.685%	12/15/44	2,901	2,845
	Becton Dickinson & Co.	4.669%	6/6/47	2,799	2,779
	Becton Dickinson and Co.	5.000%	11/12/40	1,207	1,194
	Biogen Inc.	5.200%	9/15/45	3,493	3,650
	Boston Children’s Hospital Corp. Revenue	4.115%	1/1/47	585	567
	Boston Scientific Corp.	4.000%	3/1/29	1,725	1,725
	Boston Scientific Corp.	7.000%	11/15/35	530	651

80

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	4.550%	3/1/39	1,225	1,218
	Boston Scientific Corp.	7.375%	1/15/40	685	905
	Boston Scientific Corp.	4.700%	3/1/49	2,025	2,027
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,075	891
	Bristol-Myers Squibb Co.	4.500%	3/1/44	888	883
	Brown-Forman Corp.	4.000%	4/15/38	700	690
	Brown-Forman Corp.	4.500%	7/15/45	1,001	1,046
	Campbell Soup Co.	3.800%	8/2/42	815	614
	Campbell Soup Co.	4.800%	3/15/48	1,910	1,669
	Cardinal Health Inc.	4.600%	3/15/43	752	660
	Cardinal Health Inc.	4.500%	11/15/44	582	501
	Cardinal Health Inc.	4.900%	9/15/45	875	802
	Cardinal Health Inc.	4.368%	6/15/47	1,421	1,233
1	Catholic Health Initiatives	4.350%	11/1/42	1,579	1,428
	Celgene Corp.	5.250%	8/15/43	1,245	1,251
	Celgene Corp.	4.625%	5/15/44	1,729	1,619
	Celgene Corp.	5.000%	8/15/45	4,045	3,984
	Celgene Corp.	4.350%	11/15/47	2,500	2,234
	Celgene Corp.	4.550%	2/20/48	3,250	3,006
	Children’s Hospital Medical Center	4.268%	5/15/44	625	631
	Church & Dwight Co. Inc.	3.950%	8/1/47	763	697
	City of Hope	5.623%	11/15/43	575	681
	City of Hope	4.378%	8/15/48	800	804
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	813	843
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,312
	Colgate-Palmolive Co.	4.000%	8/15/45	1,051	1,078
	Colgate-Palmolive Co.	3.700%	8/1/47	1,260	1,235
	Conagra Brands Inc.	8.250%	9/15/30	548	689
	Conagra Brands Inc.	5.300%	11/1/38	2,025	1,914
	Conagra Brands Inc.	5.400%	11/1/48	2,100	1,972
	Constellation Brands Inc.	4.500%	5/9/47	525	480
	Constellation Brands Inc.	4.100%	2/15/48	1,846	1,589
	Constellation Brands Inc.	5.250%	11/15/48	1,175	1,190
	CVS Health Corp.	4.875%	7/20/35	2,800	2,750
	CVS Health Corp.	4.780%	3/25/38	8,075	7,834
	CVS Health Corp.	6.125%	9/15/39	2,000	2,222
	CVS Health Corp.	5.300%	12/5/43	1,573	1,595
	CVS Health Corp.	5.125%	7/20/45	7,535	7,470
	CVS Health Corp.	5.050%	3/25/48	16,400	16,239
	Danaher Corp.	4.375%	9/15/45	867	863
	Dartmouth-Hitchcock Health	4.178%	8/1/48	625	607
	Delhaize America LLC	9.000%	4/15/31	320	436
	Diageo Capital plc	5.875%	9/30/36	1,281	1,547
	Diageo Capital plc	3.875%	4/29/43	883	863
	Diageo Investment Corp.	7.450%	4/15/35	837	1,138
	Diageo Investment Corp.	4.250%	5/11/42	1,061	1,087
	Dignity Health	4.500%	11/1/42	950	902
	Dignity Health	5.267%	11/1/64	413	417
	Duke University Health System Inc.	3.920%	6/1/47	1,168	1,142
	Eli Lilly & Co.	3.375%	3/15/29	1,200	1,197
	Eli Lilly & Co.	5.550%	3/15/37	731	857
	Eli Lilly & Co.	3.875%	3/15/39	750	736
	Eli Lilly & Co.	3.700%	3/1/45	1,646	1,565
	Eli Lilly & Co.	3.950%	5/15/47	1,575	1,558
	Eli Lilly & Co.	3.950%	3/15/49	3,900	3,823
	Eli Lilly & Co.	4.150%	3/15/59	900	877
	Estee Lauder Cos. Inc.	6.000%	5/15/37	730	889
	Estee Lauder Cos. Inc.	4.375%	6/15/45	953	993
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,058	1,071
	Express Scripts Holding Co.	6.125%	11/15/41	1,178	1,291
	Express Scripts Holding Co.	4.800%	7/15/46	3,105	3,038
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,258	1,230
	Genentech Inc.	5.250%	7/15/35	713	809
	General Mills Inc.	4.550%	4/17/38	1,150	1,085

81

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	5.400%	6/15/40	1,398	1,427
	General Mills Inc.	4.150%	2/15/43	1,026	884
	General Mills Inc.	4.700%	4/17/48	1,285	1,199
	Gilead Sciences Inc.	4.600%	9/1/35	2,734	2,727
	Gilead Sciences Inc.	4.000%	9/1/36	1,460	1,350
	Gilead Sciences Inc.	5.650%	12/1/41	2,273	2,539
	Gilead Sciences Inc.	4.800%	4/1/44	3,779	3,778
	Gilead Sciences Inc.	4.500%	2/1/45	3,704	3,571
	Gilead Sciences Inc.	4.750%	3/1/46	4,500	4,487
	Gilead Sciences Inc.	4.150%	3/1/47	3,117	2,855
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,170	7,817
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,292	1,307
	Hackensack Meridian Health Inc.	4.500%	7/1/57	448	478
	Hackensack Meridian Health Inc.	4.211%	7/1/48	725	715
	Hasbro Inc.	6.350%	3/15/40	688	709
	Hasbro Inc.	5.100%	5/15/44	888	786
	Hershey Co.	3.375%	8/15/46	347	309
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	750	748
	JM Smucker Co.	4.250%	3/15/35	1,250	1,134
	JM Smucker Co.	4.375%	3/15/45	1,323	1,173
	Johns Hopkins Health System Corp.	3.837%	5/15/46	913	880
	Johnson & Johnson	6.950%	9/1/29	1,150	1,496
	Johnson & Johnson	4.950%	5/15/33	1,278	1,453
	Johnson & Johnson	4.375%	12/5/33	2,040	2,187
	Johnson & Johnson	3.550%	3/1/36	2,914	2,825
	Johnson & Johnson	3.625%	3/3/37	1,328	1,294
	Johnson & Johnson	5.950%	8/15/37	738	929
	Johnson & Johnson	3.400%	1/15/38	3,000	2,853
	Johnson & Johnson	5.850%	7/15/38	1,076	1,352
	Johnson & Johnson	4.500%	9/1/40	1,247	1,347
	Johnson & Johnson	4.850%	5/15/41	420	474
	Johnson & Johnson	4.500%	12/5/43	1,075	1,163
	Johnson & Johnson	3.700%	3/1/46	4,515	4,390
	Johnson & Johnson	3.750%	3/3/47	2,830	2,774
	Johnson & Johnson	3.500%	1/15/48	1,825	1,715
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,800	2,008
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,120	2,154
	Kellogg Co.	7.450%	4/1/31	592	742
	Kellogg Co.	4.500%	4/1/46	1,400	1,273
2	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,015	993
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,653	1,439
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,088	939
2	Keurig Dr Pepper Inc.	5.085%	5/25/48	800	779
	Kimberly-Clark Corp.	6.625%	8/1/37	928	1,218
	Kimberly-Clark Corp.	5.300%	3/1/41	1,175	1,363
	Kimberly-Clark Corp.	3.700%	6/1/43	644	602
	Kimberly-Clark Corp.	3.200%	7/30/46	820	713
	Kimberly-Clark Corp.	3.900%	5/4/47	450	441
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	725
	Koninklijke Philips NV	6.875%	3/11/38	1,175	1,507
	Koninklijke Philips NV	5.000%	3/15/42	1,388	1,486
	Kraft Foods Group Inc.	6.875%	1/26/39	1,560	1,724
	Kraft Foods Group Inc.	6.500%	2/9/40	2,263	2,390
	Kraft Foods Group Inc.	5.000%	6/4/42	5,116	4,624
	Kraft Heinz Foods Co.	5.000%	7/15/35	2,498	2,384
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,986	2,781
	Kraft Heinz Foods Co.	4.375%	6/1/46	4,925	4,102
	Kroger Co.	8.000%	9/15/29	395	486
	Kroger Co.	7.500%	4/1/31	456	565
	Kroger Co.	6.900%	4/15/38	758	876
	Kroger Co.	5.400%	7/15/40	628	613
	Kroger Co.	5.000%	4/15/42	1	1
	Kroger Co.	5.150%	8/1/43	1,380	1,303
	Kroger Co.	3.875%	10/15/46	725	577

82

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	4.450%	2/1/47	2,929	2,585
	Kroger Co.	4.650%	1/15/48	1,413	1,265
	Kroger Co.	5.400%	1/15/49	525	521
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,121	1,984
1	Mayo Clinic	3.774%	11/15/43	750	720
1	Mayo Clinic	4.000%	11/15/47	648	637
1	Mayo Clinic	4.128%	11/15/52	525	526
	McCormick & Co. Inc.	4.200%	8/15/47	575	534
	McKesson Corp.	4.750%	5/30/29	775	796
	McKesson Corp.	6.000%	3/1/41	560	619
	McLaren Health Care Corp.	4.386%	5/15/48	50	50
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,495	1,787
	Mead Johnson Nutrition Co.	4.600%	6/1/44	948	974
	Medtronic Inc.	4.375%	3/15/35	5,277	5,553
	Medtronic Inc.	6.500%	3/15/39	955	1,265
	Medtronic Inc.	5.550%	3/15/40	599	720
	Medtronic Inc.	4.500%	3/15/42	1,157	1,228
	Medtronic Inc.	4.625%	3/15/44	1,557	1,688
	Medtronic Inc.	4.625%	3/15/45	9,328	10,214
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	815	933
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,195	1,186
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	753	756
	Merck & Co. Inc.	6.500%	12/1/33	1,850	2,422
	Merck & Co. Inc.	3.600%	9/15/42	1,595	1,504
	Merck & Co. Inc.	4.150%	5/18/43	3,300	3,379
	Merck & Co. Inc.	3.700%	2/10/45	3,980	3,791
	Molson Coors Brewing Co.	5.000%	5/1/42	2,012	1,918
	Molson Coors Brewing Co.	4.200%	7/15/46	3,992	3,379
1	Montefiore Obligated Group	5.246%	11/1/48	1,000	1,000
1	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	575	536
	Mylan Inc.	5.400%	11/29/43	882	778
	Mylan Inc.	5.200%	4/15/48	1,385	1,179
	Mylan NV	5.250%	6/15/46	2,310	1,986
	New York & Presbyterian Hospital	4.024%	8/1/45	1,548	1,530
	New York & Presbyterian Hospital	4.063%	8/1/56	713	691
	Newell Brands Inc.	5.375%	4/1/36	1,128	1,000
	Newell Brands Inc.	5.500%	4/1/46	1,049	912
	Northwell Healthcare Inc.	3.979%	11/1/46	850	773
	Northwell Healthcare Inc.	4.260%	11/1/47	1,800	1,726
	Novartis Capital Corp.	3.700%	9/21/42	871	835
	Novartis Capital Corp.	4.400%	5/6/44	3,880	4,123
	Novartis Capital Corp.	4.000%	11/20/45	2,675	2,691
	NYU Hospitals Center	4.784%	7/1/44	938	1,004
1	NYU Hospitals Center	4.368%	7/1/47	748	757
	Orlando Health Obligated Group	4.089%	10/1/48	600	575
	Partners Healthcare System Inc.	3.765%	7/1/48	650	597
	Partners Healthcare System Inc.	4.117%	7/1/55	475	455
	PeaceHealth Obligated Group	4.787%	11/15/48	650	703
	PepsiCo Inc.	4.000%	3/5/42	1,715	1,706
	PepsiCo Inc.	3.600%	8/13/42	600	563
	PepsiCo Inc.	4.250%	10/22/44	1,972	2,033
	PepsiCo Inc.	4.600%	7/17/45	737	798
	PepsiCo Inc.	4.450%	4/14/46	4,231	4,519
	PepsiCo Inc.	3.450%	10/6/46	3,763	3,434
	PepsiCo Inc.	4.000%	5/2/47	1,480	1,476
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	544	431
	Pfizer Inc.	4.000%	12/15/36	2,021	2,040
	Pfizer Inc.	4.100%	9/15/38	1,700	1,729
	Pfizer Inc.	7.200%	3/15/39	4,842	6,842
	Pfizer Inc.	5.600%	9/15/40	286	345
	Pfizer Inc.	4.300%	6/15/43	1,970	2,029
	Pfizer Inc.	4.400%	5/15/44	2,250	2,375
	Pfizer Inc.	4.125%	12/15/46	2,378	2,417
	Pfizer Inc.	4.200%	9/15/48	2,440	2,501

83

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	6.375%	5/16/38	1,945	2,285
	Philip Morris International Inc.	4.375%	11/15/41	1,830	1,694
	Philip Morris International Inc.	4.500%	3/20/42	1,859	1,757
	Philip Morris International Inc.	3.875%	8/21/42	1,445	1,257
	Philip Morris International Inc.	4.125%	3/4/43	1,985	1,784
	Philip Morris International Inc.	4.875%	11/15/43	1,565	1,552
	Philip Morris International Inc.	4.250%	11/10/44	3,152	2,875
	Procter & Gamble Co.	5.550%	3/5/37	1,000	1,224
	Procter & Gamble Co.	3.500%	10/25/47	1,650	1,579
1	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	800	739
1	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	715	672
	Quest Diagnostics Inc.	4.700%	3/30/45	588	553
	Reynolds American Inc.	5.700%	8/15/35	1,874	1,851
	Reynolds American Inc.	7.250%	6/15/37	801	894
	Reynolds American Inc.	6.150%	9/15/43	768	761
	Reynolds American Inc.	5.850%	8/15/45	3,974	3,767
	RWJ Barnabas Health Inc.	3.949%	7/1/46	813	761
	Stanford Health Care	3.795%	11/15/48	1,000	954
	Stryker Corp.	4.100%	4/1/43	1,002	950
	Stryker Corp.	4.375%	5/15/44	395	390
	Stryker Corp.	4.625%	3/15/46	2,145	2,209
	Sutter Health	4.091%	8/15/48	725	704
	Sysco Corp.	5.375%	9/21/35	76	83
	Sysco Corp.	4.500%	4/1/46	2,084	2,013
	Sysco Corp.	4.450%	3/15/48	1,150	1,118
1	Texas Health Resources	4.330%	11/15/55	552	560
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,033	1,129
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,165	1,095
	Toledo Hospital	6.015%	11/15/48	275	291
	Trinity Health Corp.	4.125%	12/1/45	725	703
	Tyson Foods Inc.	4.350%	3/1/29	1,000	1,005
	Tyson Foods Inc.	4.875%	8/15/34	2,351	2,343
	Tyson Foods Inc.	5.150%	8/15/44	1,345	1,300
	Tyson Foods Inc.	4.550%	6/2/47	605	538
	Tyson Foods Inc.	5.100%	9/28/48	1,400	1,353
	Unilever Capital Corp.	5.900%	11/15/32	1,654	2,025
	Whirlpool Corp.	4.500%	6/1/46	935	781
1	Willis-Knighton Medical Center	4.813%	9/1/48	600	632
	Wyeth LLC	6.500%	2/1/34	1,743	2,255
	Wyeth LLC	6.000%	2/15/36	387	478
	Wyeth LLC	5.950%	4/1/37	4,498	5,549
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	680	716
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	827	749
	Zoetis Inc.	4.700%	2/1/43	2,760	2,826
	Zoetis Inc.	3.950%	9/12/47	668	606
	Zoetis Inc.	4.450%	8/20/48	810	794
	Energy (11.1%)
	Anadarko Finance Co.	7.500%	5/1/31	1,942	2,351
	Anadarko Petroleum Corp.	6.450%	9/15/36	3,526	3,957
	Anadarko Petroleum Corp.	7.950%	6/15/39	295	364
	Anadarko Petroleum Corp.	6.200%	3/15/40	1,878	2,054
	Anadarko Petroleum Corp.	4.500%	7/15/44	1,068	968
	Anadarko Petroleum Corp.	6.600%	3/15/46	2,035	2,414
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	1,050	1,016
	Apache Corp.	7.750%	12/15/29	335	398
	Apache Corp.	6.000%	1/15/37	2,298	2,389
	Apache Corp.	5.100%	9/1/40	2,811	2,637
	Apache Corp.	5.250%	2/1/42	1,266	1,221
	Apache Corp.	4.750%	4/15/43	2,623	2,379
	Apache Corp.	4.250%	1/15/44	1,590	1,356
	Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,300	2,333
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,745	2,404

84

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Buckeye Partners LP	5.850%	11/15/43	1,208	1,147
Buckeye Partners LP	5.600%	10/15/44	309	286
Burlington Resources Finance Co.	7.200%	8/15/31	1,422	1,855
Burlington Resources Finance Co.	7.400%	12/1/31	1,439	1,895
Canadian Natural Resources Ltd.	7.200%	1/15/32	858	1,039
Canadian Natural Resources Ltd.	6.450%	6/30/33	721	838
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	515
Canadian Natural Resources Ltd.	6.500%	2/15/37	906	1,051
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,354	2,698
Canadian Natural Resources Ltd.	6.750%	2/1/39	840	1,000
Canadian Natural Resources Ltd.	4.950%	6/1/47	1,480	1,527
Cenovus Energy Inc.	5.250%	6/15/37	1,710	1,597
Cenovus Energy Inc.	6.750%	11/15/39	2,950	3,112
Cenovus Energy Inc.	4.450%	9/15/42	1,550	1,283
Cenovus Energy Inc.	5.200%	9/15/43	750	680
Cenovus Energy Inc.	5.400%	6/15/47	1,388	1,312
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,055	1,143
Concho Resources Inc.	4.875%	10/1/47	1,613	1,633
Concho Resources Inc.	4.850%	8/15/48	1,425	1,439
Conoco Funding Co.	7.250%	10/15/31	1,283	1,693
ConocoPhillips	5.900%	10/15/32	1,498	1,802
ConocoPhillips	5.900%	5/15/38	616	744
ConocoPhillips	6.500%	2/1/39	5,575	7,262
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	922	1,114
ConocoPhillips Co.	4.150%	11/15/34	100	100
ConocoPhillips Co.	4.300%	11/15/44	1,938	1,998
ConocoPhillips Co.	5.950%	3/15/46	746	947
ConocoPhillips Holding Co.	6.950%	4/15/29	3,202	4,061
Continental Resources Inc.	4.900%	6/1/44	1,415	1,350
Devon Energy Corp.	7.950%	4/15/32	690	893
Devon Energy Corp.	5.600%	7/15/41	2,367	2,558
Devon Energy Corp.	4.750%	5/15/42	1,976	1,923
Devon Energy Corp.	5.000%	6/15/45	1,452	1,466
Devon Financing Co. LLC	7.875%	9/30/31	1,355	1,730
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	800	825
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,000	1,004
Enable Midstream Partners LP	5.000%	5/15/44	1,051	909
Enbridge Energy Partners LP	7.500%	4/15/38	643	840
Enbridge Energy Partners LP	5.500%	9/15/40	1,763	1,906
Enbridge Energy Partners LP	7.375%	10/15/45	985	1,325
Enbridge Inc.	4.500%	6/10/44	1,350	1,319
Encana Corp.	8.125%	9/15/30	650	794
Encana Corp.	7.375%	11/1/31	1,220	1,449
Encana Corp.	6.500%	8/15/34	2,630	3,000
Encana Corp.	6.625%	8/15/37	545	618
Encana Corp.	6.500%	2/1/38	1,076	1,191
Encana Corp.	5.150%	11/15/41	50	47
Energy Transfer Operating LP	5.250%	4/15/29	2,000	2,091
Energy Transfer Operating LP	8.250%	11/15/29	264	317
Energy Transfer Operating LP	6.250%	4/15/49	3,500	3,726
Energy Transfer Partners LP	4.900%	3/15/35	1,218	1,130
Energy Transfer Partners LP	6.625%	10/15/36	1,195	1,298
Energy Transfer Partners LP	5.800%	6/15/38	1,870	1,905
Energy Transfer Partners LP	7.500%	7/1/38	1,063	1,246
Energy Transfer Partners LP	6.050%	6/1/41	1,600	1,630
Energy Transfer Partners LP	6.500%	2/1/42	2,370	2,543
Energy Transfer Partners LP	5.150%	2/1/43	545	499
Energy Transfer Partners LP	5.950%	10/1/43	815	823
Energy Transfer Partners LP	5.150%	3/15/45	2,316	2,134
Energy Transfer Partners LP	6.125%	12/15/45	1,044	1,080
Energy Transfer Partners LP	5.300%	4/15/47	2,550	2,406
Energy Transfer Partners LP	6.000%	6/15/48	2,175	2,256
Enterprise Products Operating LLC	6.875%	3/1/33	992	1,217
Enterprise Products Operating LLC	6.650%	10/15/34	163	199

85

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	7.550%	4/15/38	168	220
	Enterprise Products Operating LLC	6.125%	10/15/39	631	733
	Enterprise Products Operating LLC	6.450%	9/1/40	1,105	1,322
	Enterprise Products Operating LLC	5.950%	2/1/41	926	1,065
	Enterprise Products Operating LLC	5.700%	2/15/42	1,262	1,416
	Enterprise Products Operating LLC	4.850%	8/15/42	2,075	2,123
	Enterprise Products Operating LLC	4.450%	2/15/43	2,208	2,134
	Enterprise Products Operating LLC	4.850%	3/15/44	3,408	3,470
	Enterprise Products Operating LLC	5.100%	2/15/45	2,971	3,096
	Enterprise Products Operating LLC	4.900%	5/15/46	2,319	2,384
	Enterprise Products Operating LLC	4.250%	2/15/48	2,385	2,225
	Enterprise Products Operating LLC	4.800%	2/1/49	2,250	2,277
	Enterprise Products Operating LLC	4.950%	10/15/54	1,150	1,153
	EOG Resources Inc.	3.900%	4/1/35	1,030	1,017
	EQT Midstream Partners LP	6.500%	7/15/48	1,035	1,034
	Exxon Mobil Corp.	3.567%	3/6/45	2,248	2,147
	Exxon Mobil Corp.	4.114%	3/1/46	4,830	4,996
	Halliburton Co.	4.850%	11/15/35	3,000	3,029
	Halliburton Co.	6.700%	9/15/38	1,264	1,538
	Halliburton Co.	7.450%	9/15/39	1,759	2,307
	Halliburton Co.	4.500%	11/15/41	1,193	1,140
	Halliburton Co.	4.750%	8/1/43	1,613	1,609
	Halliburton Co.	5.000%	11/15/45	3,474	3,564
	Hess Corp.	7.875%	10/1/29	1,145	1,344
	Hess Corp.	7.300%	8/15/31	1,483	1,690
	Hess Corp.	7.125%	3/15/33	1,085	1,225
	Hess Corp.	6.000%	1/15/40	467	468
	Hess Corp.	5.600%	2/15/41	2,436	2,363
	Hess Corp.	5.800%	4/1/47	1,750	1,749
	Husky Energy Inc.	6.800%	9/15/37	765	904
	Kerr-McGee Corp.	7.875%	9/15/31	1,218	1,503
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	326	391
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,407	1,747
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,025	1,238
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,238	1,319
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,248	1,402
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,725	3,255
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	156	177
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	875	994
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	763	940
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	988	1,108
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,153	1,200
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	782	759
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,142	1,065
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,034	1,004
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,478	1,528
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,270	1,288
	Kinder Morgan Inc.	7.800%	8/1/31	625	780
	Kinder Morgan Inc.	7.750%	1/15/32	2,225	2,786
	Kinder Morgan Inc.	5.300%	12/1/34	2,130	2,213
	Kinder Morgan Inc.	5.550%	6/1/45	3,290	3,441
	Kinder Morgan Inc.	5.050%	2/15/46	1,385	1,366
	Kinder Morgan Inc.	5.200%	3/1/48	1,435	1,451
	Magellan Midstream Partners LP	5.150%	10/15/43	1,105	1,148
	Magellan Midstream Partners LP	4.250%	9/15/46	898	838
	Magellan Midstream Partners LP	4.200%	10/3/47	1,110	1,018
	Magellan Midstream Partners LP	4.850%	2/1/49	1,010	1,022
	Marathon Oil Corp.	6.800%	3/15/32	1,112	1,278
	Marathon Oil Corp.	6.600%	10/1/37	1,510	1,733
	Marathon Oil Corp.	5.200%	6/1/45	1,013	1,037
	Marathon Petroleum Corp.	6.500%	3/1/41	2,143	2,504
	Marathon Petroleum Corp.	4.750%	9/15/44	1,719	1,640
2	Marathon Petroleum Corp.	4.500%	4/1/48	1,545	1,419
	Marathon Petroleum Corp.	5.000%	9/15/54	863	803

86

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MPLX LP	4.500%	4/15/38	3,520	3,242
MPLX LP	5.200%	3/1/47	1,460	1,426
MPLX LP	4.700%	4/15/48	3,135	2,868
MPLX LP	5.500%	2/15/49	2,975	3,025
MPLX LP	4.900%	4/15/58	1,200	1,065
National Oilwell Varco Inc.	3.950%	12/1/42	2,217	1,796
Noble Energy Inc.	6.000%	3/1/41	1,716	1,775
Noble Energy Inc.	5.250%	11/15/43	1,887	1,801
Noble Energy Inc.	5.050%	11/15/44	1,230	1,149
Noble Energy Inc.	4.950%	8/15/47	1,443	1,346
Occidental Petroleum Corp.	4.625%	6/15/45	1,524	1,600
Occidental Petroleum Corp.	4.400%	4/15/46	2,445	2,485
Occidental Petroleum Corp.	4.100%	2/15/47	1,549	1,507
Occidental Petroleum Corp.	4.200%	3/15/48	1,720	1,719
ONEOK Inc.	6.000%	6/15/35	605	641
ONEOK Inc.	4.950%	7/13/47	1,500	1,441
ONEOK Inc.	5.200%	7/15/48	950	958
ONEOK Partners LP	6.650%	10/1/36	1,255	1,423
ONEOK Partners LP	6.850%	10/15/37	1,900	2,202
ONEOK Partners LP	6.125%	2/1/41	1,086	1,165
ONEOK Partners LP	6.200%	9/15/43	257	279
Petro-Canada	5.350%	7/15/33	723	769
Petro-Canada	5.950%	5/15/35	915	1,028
Petro-Canada	6.800%	5/15/38	2,164	2,667
Phillips 66	4.650%	11/15/34	2,015	2,071
Phillips 66	5.875%	5/1/42	3,021	3,479
Phillips 66	4.875%	11/15/44	3,409	3,526
Phillips 66 Partners LP	4.680%	2/15/45	775	740
Phillips 66 Partners LP	4.900%	10/1/46	1,375	1,356
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	745	819
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	1,325	1,226
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	690	583
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	1,410	1,249
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	1,360	1,247
Shell International Finance BV	4.125%	5/11/35	3,494	3,598
Shell International Finance BV	6.375%	12/15/38	4,945	6,463
Shell International Finance BV	5.500%	3/25/40	1,899	2,258
Shell International Finance BV	3.625%	8/21/42	1,327	1,239
Shell International Finance BV	4.550%	8/12/43	2,702	2,886
Shell International Finance BV	4.375%	5/11/45	6,048	6,358
Shell International Finance BV	4.000%	5/10/46	4,486	4,453
Shell International Finance BV	3.750%	9/12/46	2,936	2,802
Spectra Energy Partners LP	5.950%	9/25/43	966	1,081
Spectra Energy Partners LP	4.500%	3/15/45	1,695	1,651
Suncor Energy Inc.	7.150%	2/1/32	735	905
Suncor Energy Inc.	5.950%	12/1/34	1,005	1,145
Suncor Energy Inc.	6.500%	6/15/38	2,056	2,479
Suncor Energy Inc.	6.850%	6/1/39	1,515	1,899
Suncor Energy Inc.	4.000%	11/15/47	1,750	1,631
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	738	738
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,063	936
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,318	1,232
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	615	572
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	3,128	2,998
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	624	764
Texas Eastern Transmission LP	7.000%	7/15/32	929	1,122
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,655	1,684
TransCanada PipeLines Ltd.	5.600%	3/31/34	548	588
TransCanada PipeLines Ltd.	5.850%	3/15/36	585	647
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,305	2,651
TransCanada PipeLines Ltd.	4.750%	5/15/38	1,380	1,377
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,737	2,203
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,920	3,836
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,428	1,643

87

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,336	1,373
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,100	2,110
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,065	2,148
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	635	659
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,635	1,549
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	850	808
	Valero Energy Corp.	7.500%	4/15/32	1,789	2,225
	Valero Energy Corp.	6.625%	6/15/37	2,561	3,030
	Valero Energy Corp.	4.900%	3/15/45	1,434	1,461
	Western Gas Partners LP	5.450%	4/1/44	1,318	1,217
	Western Gas Partners LP	5.300%	3/1/48	1,470	1,347
	Western Gas Partners LP	5.500%	8/15/48	550	515
	Williams Cos. Inc.	7.500%	1/15/31	678	830
	Williams Cos. Inc.	6.300%	4/15/40	2,640	2,960
	Williams Cos. Inc.	5.800%	11/15/43	1,171	1,254
	Williams Cos. Inc.	5.400%	3/4/44	584	592
	Williams Cos. Inc.	5.750%	6/24/44	2,150	2,273
	Williams Cos. Inc.	4.900%	1/15/45	1,076	1,033
	Williams Cos. Inc.	5.100%	9/15/45	2,039	2,017
	Williams Cos. Inc.	4.850%	3/1/48	1,375	1,318
	Other Industrial (0.5%)
1	Boston University	4.061%	10/1/48	525	535
	California Institute of Technology	4.321%	8/1/45	605	630
	California Institute of Technology	4.700%	11/1/11	803	845
1	Johns Hopkins University	4.083%	7/1/53	710	690
1	Massachusetts Institute of Technology	3.959%	7/1/38	725	744
	Massachusetts Institute of Technology	5.600%	7/1/11	1,115	1,441
	Massachusetts Institute of Technology	4.678%	7/1/14	1,725	1,868
	Massachusetts Institute of Technology	3.885%	7/1/16	1,050	938
1	Northwestern University	4.643%	12/1/44	1,225	1,362
1	Northwestern University	3.662%	12/1/57	468	449
	President & Fellows of Harvard College	3.619%	10/1/37	436	422
	President & Fellows of Harvard College	3.300%	7/15/56	1,000	874
1	Rice University	3.574%	5/15/45	1,572	1,491
	Stanford University	3.647%	5/1/48	1,505	1,456
1	University of Chicago	4.003%	10/1/53	900	887
1	University of Notre Dame du Lac	3.438%	2/15/45	875	820
	University of Notre Dame du Lac	3.394%	2/15/48	740	688
	University of Pennsylvania	4.674%	9/1/12	600	626
1	University of Southern California	3.028%	10/1/39	817	740
1	University of Southern California	3.841%	10/1/47	875	883
	Technology (6.7%)
	Amphenol Corp.	4.350%	6/1/29	1,000	1,017
	Analog Devices Inc.	5.300%	12/15/45	313	329
	Apple Inc.	4.500%	2/23/36	1,850	1,982
	Apple Inc.	3.850%	5/4/43	6,420	6,183
	Apple Inc.	4.450%	5/6/44	1,923	2,017
	Apple Inc.	3.450%	2/9/45	3,817	3,424
	Apple Inc.	4.375%	5/13/45	4,350	4,502
	Apple Inc.	4.650%	2/23/46	8,550	9,189
	Apple Inc.	3.850%	8/4/46	4,033	3,873
	Apple Inc.	4.250%	2/9/47	1,595	1,630
	Apple Inc.	3.750%	9/12/47	2,608	2,454
	Apple Inc.	3.750%	11/13/47	2,385	2,251
	Applied Materials Inc.	5.100%	10/1/35	988	1,083
	Applied Materials Inc.	5.850%	6/15/41	1,066	1,275
	Applied Materials Inc.	4.350%	4/1/47	2,139	2,137
	Cisco Systems Inc.	5.900%	2/15/39	3,662	4,674
	Cisco Systems Inc.	5.500%	1/15/40	4,114	5,038
	Corning Inc.	4.700%	3/15/37	780	770
	Corning Inc.	5.750%	8/15/40	841	917

88

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corning Inc.	4.750%	3/15/42	406	397
	Corning Inc.	5.350%	11/15/48	2,250	2,387
	Corning Inc.	4.375%	11/15/57	1,260	1,091
2	Dell International LLC / EMC Corp.	8.100%	7/15/36	3,040	3,465
2	Dell International LLC / EMC Corp.	8.350%	7/15/46	4,021	4,698
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,055	946
	Fidelity National Information Services Inc.	4.750%	5/15/48	1,249	1,159
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,500	1,530
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,697	3,732
	HP Inc.	6.000%	9/15/41	2,237	2,291
	Intel Corp.	4.000%	12/15/32	2,078	2,203
	Intel Corp.	4.800%	10/1/41	2,622	2,905
	Intel Corp.	4.250%	12/15/42	1,479	1,525
	Intel Corp.	4.900%	7/29/45	100	113
	Intel Corp.	4.100%	5/19/46	2,077	2,089
	Intel Corp.	3.734%	12/8/47	6,000	5,723
	International Business Machines Corp.	5.875%	11/29/32	1,540	1,836
	International Business Machines Corp.	5.600%	11/30/39	1,055	1,215
	International Business Machines Corp.	4.000%	6/20/42	2,931	2,773
	International Business Machines Corp.	4.700%	2/19/46	1,633	1,716
	Juniper Networks Inc.	5.950%	3/15/41	773	752
	Lam Research Corp.	4.000%	3/15/29	2,700	2,698
	Lam Research Corp.	4.875%	3/15/49	1,000	1,000
	Microsoft Corp.	3.500%	2/12/35	3,082	3,003
	Microsoft Corp.	4.200%	11/3/35	1,083	1,144
	Microsoft Corp.	3.450%	8/8/36	4,245	4,096
	Microsoft Corp.	4.100%	2/6/37	6,886	7,212
	Microsoft Corp.	4.500%	10/1/40	2,196	2,389
	Microsoft Corp.	5.300%	2/8/41	1,954	2,338
	Microsoft Corp.	3.500%	11/15/42	2,159	2,039
	Microsoft Corp.	3.750%	5/1/43	1,462	1,430
	Microsoft Corp.	4.875%	12/15/43	1,008	1,146
	Microsoft Corp.	3.750%	2/12/45	3,537	3,450
	Microsoft Corp.	4.450%	11/3/45	5,975	6,502
	Microsoft Corp.	3.700%	8/8/46	8,831	8,550
	Microsoft Corp.	4.250%	2/6/47	6,482	6,901
	Microsoft Corp.	4.000%	2/12/55	6,700	6,596
	Microsoft Corp.	3.950%	8/8/56	5,084	4,999
	Microsoft Corp.	4.500%	2/6/57	3,600	3,885
	Motorola Solutions Inc.	5.500%	9/1/44	454	424
	Oracle Corp.	3.250%	5/15/30	1,429	1,381
	Oracle Corp.	4.300%	7/8/34	3,532	3,683
	Oracle Corp.	3.900%	5/15/35	2,581	2,531
	Oracle Corp.	3.850%	7/15/36	3,080	2,987
	Oracle Corp.	3.800%	11/15/37	3,530	3,390
	Oracle Corp.	6.500%	4/15/38	2,795	3,571
	Oracle Corp.	6.125%	7/8/39	2,210	2,741
	Oracle Corp.	5.375%	7/15/40	4,518	5,168
	Oracle Corp.	4.500%	7/8/44	2,070	2,142
	Oracle Corp.	4.125%	5/15/45	4,644	4,527
	Oracle Corp.	4.000%	7/15/46	5,915	5,672
	Oracle Corp.	4.000%	11/15/47	4,350	4,167
	Oracle Corp.	4.375%	5/15/55	2,035	2,020
	QUALCOMM Inc.	4.650%	5/20/35	2,243	2,192
	QUALCOMM Inc.	4.800%	5/20/45	3,084	2,944
	QUALCOMM Inc.	4.300%	5/20/47	2,780	2,501
	Seagate HDD Cayman	5.750%	12/1/34	1,000	880
	Texas Instruments Inc.	4.150%	5/15/48	3,000	3,053
	Tyco Electronics Group SA	7.125%	10/1/37	1,000	1,276
	Verisk Analytics Inc.	4.125%	3/15/29	1,000	1,000
	Verisk Analytics Inc.	5.500%	6/15/45	868	886
	Transportation (3.7%)
1	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	253	237

89

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
1	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	1,070	1,029
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	198	245
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	230	280
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,285	2,744
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,754	1,939
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,453	1,666
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	413	455
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,528	1,583
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,159	2,217
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,379	2,478
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,873	2,114
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,744	1,916
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,875	1,973
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	397	396
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,013	1,088
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,520	1,459
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,755	1,746
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,552	1,530
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,600	1,615
	Canadian National Railway Co.	6.250%	8/1/34	1,163	1,486
	Canadian National Railway Co.	6.200%	6/1/36	680	862
	Canadian National Railway Co.	6.375%	11/15/37	760	969
	Canadian National Railway Co.	4.500%	11/7/43	200	209
	Canadian National Railway Co.	3.200%	8/2/46	1,310	1,143
	Canadian National Railway Co.	3.650%	2/3/48	930	887
	Canadian National Railway Co.	4.450%	1/20/49	1,200	1,312
	Canadian Pacific Railway Co.	7.125%	10/15/31	769	975
	Canadian Pacific Railway Co.	5.750%	3/15/33	170	195
	Canadian Pacific Railway Co.	4.800%	9/15/35	418	441
	Canadian Pacific Railway Co.	5.950%	5/15/37	935	1,098
	Canadian Pacific Railway Co.	4.800%	8/1/45	995	1,062
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,783	2,076
	CSX Corp.	4.250%	3/15/29	2,000	2,060
	CSX Corp.	6.000%	10/1/36	273	314
	CSX Corp.	6.150%	5/1/37	1,438	1,684
	CSX Corp.	6.220%	4/30/40	585	692
	CSX Corp.	5.500%	4/15/41	1,341	1,465
	CSX Corp.	4.750%	5/30/42	1,240	1,264
	CSX Corp.	4.400%	3/1/43	600	584
	CSX Corp.	4.100%	3/15/44	2,039	1,904
	CSX Corp.	3.800%	11/1/46	1,576	1,413
	CSX Corp.	4.300%	3/1/48	2,005	1,939
	CSX Corp.	4.750%	11/15/48	1,250	1,289
	CSX Corp.	3.950%	5/1/50	1,150	1,035
	CSX Corp.	4.500%	8/1/54	1,376	1,312
	CSX Corp.	4.250%	11/1/66	1,509	1,313
	CSX Corp.	4.650%	3/1/68	845	782
	FedEx Corp.	4.900%	1/15/34	1,618	1,697
	FedEx Corp.	3.900%	2/1/35	1,257	1,154
	FedEx Corp.	3.875%	8/1/42	849	726
	FedEx Corp.	4.100%	4/15/43	813	718
	FedEx Corp.	5.100%	1/15/44	2,338	2,356
	FedEx Corp.	4.100%	2/1/45	1,327	1,173
	FedEx Corp.	4.750%	11/15/45	2,090	2,003
	FedEx Corp.	4.550%	4/1/46	1,032	960
	FedEx Corp.	4.400%	1/15/47	1,496	1,363
	FedEx Corp.	4.050%	2/15/48	2,950	2,554
	FedEx Corp.	4.950%	10/17/48	1,600	1,579
	Kansas City Southern	4.300%	5/15/43	1,220	1,106
	Kansas City Southern	4.950%	8/15/45	553	561
	Kansas City Southern	4.700%	5/1/48	1,350	1,349
	Norfolk Southern Corp.	7.050%	5/1/37	255	334
	Norfolk Southern Corp.	4.837%	10/1/41	2,095	2,202
	Norfolk Southern Corp.	3.950%	10/1/42	1,300	1,219

90

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.450%	6/15/45	1,798	1,805
	Norfolk Southern Corp.	4.650%	1/15/46	675	691
	Norfolk Southern Corp.	3.942%	11/1/47	100	93
	Norfolk Southern Corp.	4.150%	2/28/48	1,115	1,083
	Norfolk Southern Corp.	4.050%	8/15/52	1,370	1,269
	Norfolk Southern Corp.	5.100%	8/1/18	1,639	1,629
	Union Pacific Corp.	3.700%	3/1/29	2,475	2,457
	Union Pacific Corp.	3.375%	2/1/35	996	900
	Union Pacific Corp.	3.600%	9/15/37	2,032	1,845
	Union Pacific Corp.	4.375%	9/10/38	1,850	1,841
	Union Pacific Corp.	4.750%	9/15/41	265	271
	Union Pacific Corp.	4.300%	6/15/42	925	874
	Union Pacific Corp.	4.250%	4/15/43	950	911
	Union Pacific Corp.	4.821%	2/1/44	625	647
	Union Pacific Corp.	4.150%	1/15/45	425	399
	Union Pacific Corp.	4.050%	11/15/45	1,351	1,254
	Union Pacific Corp.	4.050%	3/1/46	1,500	1,392
	Union Pacific Corp.	3.350%	8/15/46	682	564
	Union Pacific Corp.	4.000%	4/15/47	1,101	1,026
	Union Pacific Corp.	4.500%	9/10/48	3,350	3,358
	Union Pacific Corp.	4.300%	3/1/49	1,400	1,366
	Union Pacific Corp.	3.799%	10/1/51	1,466	1,292
	Union Pacific Corp.	3.875%	2/1/55	903	775
	Union Pacific Corp.	4.800%	9/10/58	1,050	1,079
	Union Pacific Corp.	4.375%	11/15/65	1,280	1,160
	Union Pacific Corp.	4.100%	9/15/67	1,065	925
1	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	1,450	1,404
1	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	2/25/33	1,400	1,419
	United Parcel Service Inc.	6.200%	1/15/38	2,288	2,854
	United Parcel Service Inc.	4.875%	11/15/40	673	734
	United Parcel Service Inc.	3.625%	10/1/42	1,203	1,083
	United Parcel Service Inc.	3.400%	11/15/46	409	354
	United Parcel Service Inc.	3.750%	11/15/47	3,530	3,250
	United Parcel Service of America Inc.	8.375%	4/1/30	325	419
					2,381,515
Utilities (11.7%)
	Electric (10.6%)
	AEP Texas Inc.	3.800%	10/1/47	650	587
	AEP Transmission Co. LLC	4.000%	12/1/46	800	768
	AEP Transmission Co. LLC	3.750%	12/1/47	1,188	1,108
	AEP Transmission Co. LLC	4.250%	9/15/48	500	500
	Alabama Power Co.	6.125%	5/15/38	775	942
	Alabama Power Co.	6.000%	3/1/39	1,106	1,326
	Alabama Power Co.	3.850%	12/1/42	135	128
	Alabama Power Co.	4.150%	8/15/44	2,283	2,253
	Alabama Power Co.	3.750%	3/1/45	1,045	969
	Alabama Power Co.	4.300%	1/2/46	1,160	1,170
	Alabama Power Co.	3.700%	12/1/47	740	680
	Alabama Power Co.	4.300%	7/15/48	1,000	1,007
	Ameren Illinois Co.	4.150%	3/15/46	721	726
	Ameren Illinois Co.	3.700%	12/1/47	1,425	1,340
	Ameren Illinois Co.	4.500%	3/15/49	1,500	1,613
	Appalachian Power Co.	7.000%	4/1/38	1,283	1,632
	Appalachian Power Co.	4.400%	5/15/44	807	794
	Appalachian Power Co.	4.450%	6/1/45	675	667
	Arizona Public Service Co.	5.050%	9/1/41	580	623
	Arizona Public Service Co.	4.500%	4/1/42	956	976
	Arizona Public Service Co.	4.350%	11/15/45	203	203
	Arizona Public Service Co.	3.750%	5/15/46	1,060	968
	Arizona Public Service Co.	4.200%	8/15/48	1,650	1,608
	Arizona Public Service Co.	4.250%	3/1/49	200	198
	Avista Corp.	4.350%	6/1/48	700	711
	Baltimore Gas & Electric Co.	6.350%	10/1/36	698	865

91

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Baltimore Gas & Electric Co.	3.500%	8/15/46	975	867
Baltimore Gas & Electric Co.	3.750%	8/15/47	625	587
Baltimore Gas & Electric Co.	4.250%	9/15/48	650	645
Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,476	4,226
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,721	2,047
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,663	1,836
Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,199	1,220
Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,400	1,278
Berkshire Hathaway Energy Co.	4.450%	1/15/49	1,775	1,791
Black Hills Corp.	4.350%	5/1/33	850	846
Black Hills Corp.	4.200%	9/15/46	589	535
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	500	661
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,020	940
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,500	1,587
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	800	784
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,000	1,034
Cleco Corporate Holdings LLC	4.973%	5/1/46	650	636
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,078	1,215
CMS Energy Corp.	4.875%	3/1/44	589	622
Commonwealth Edison Co.	5.900%	3/15/36	1,457	1,720
Commonwealth Edison Co.	6.450%	1/15/38	666	846
Commonwealth Edison Co.	3.800%	10/1/42	224	212
Commonwealth Edison Co.	4.600%	8/15/43	1,116	1,188
Commonwealth Edison Co.	4.700%	1/15/44	1,081	1,168
Commonwealth Edison Co.	3.700%	3/1/45	1,145	1,068
Commonwealth Edison Co.	4.350%	11/15/45	913	940
Commonwealth Edison Co.	3.650%	6/15/46	1,455	1,338
Commonwealth Edison Co.	3.750%	8/15/47	1,475	1,369
Commonwealth Edison Co.	4.000%	3/1/48	1,600	1,566
Commonwealth Edison Co.	4.000%	3/1/49	175	171
Connecticut Light & Power Co.	4.300%	4/15/44	958	992
Connecticut Light & Power Co.	4.150%	6/1/45	527	534
Connecticut Light & Power Co.	4.000%	4/1/48	1,275	1,272
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	809	885
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	798	935
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,140	1,383
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,500	1,824
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,182	1,510
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,195	1,356
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,040	1,203
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	649	635
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	377	356
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,686	1,710
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,313	1,345
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,178	1,094
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	441	411
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,700	1,786
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,860	1,863
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	768	726
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	800	718
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,525	1,507
Consumers Energy Co.	3.950%	5/15/43	845	830
Consumers Energy Co.	3.250%	8/15/46	1,244	1,100
Consumers Energy Co.	3.950%	7/15/47	173	171
Consumers Energy Co.	4.050%	5/15/48	1,410	1,411
Consumers Energy Co.	4.350%	4/15/49	1,750	1,855
Delmarva Power & Light Co.	4.150%	5/15/45	738	727
Dominion Energy Inc.	6.300%	3/15/33	1,067	1,268
Dominion Energy Inc.	5.250%	8/1/33	347	378
Dominion Energy Inc.	5.950%	6/15/35	1,265	1,438
Dominion Energy Inc.	7.000%	6/15/38	176	220
Dominion Energy Inc.	4.900%	8/1/41	1,485	1,519
Dominion Energy Inc.	4.050%	9/15/42	1,000	928
DTE Electric Co.	4.000%	4/1/43	975	956

92

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	4.300%	7/1/44	201	206
	DTE Electric Co.	3.700%	3/15/45	1,388	1,299
	DTE Electric Co.	3.700%	6/1/46	550	513
	DTE Electric Co.	3.750%	8/15/47	913	865
	DTE Electric Co.	4.050%	5/15/48	1,135	1,124
	DTE Energy Co.	6.375%	4/15/33	1,095	1,308
	Duke Energy Carolinas LLC	6.450%	10/15/32	458	573
	Duke Energy Carolinas LLC	6.100%	6/1/37	452	551
	Duke Energy Carolinas LLC	6.000%	1/15/38	640	780
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,481	1,820
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,955	2,263
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,603	1,628
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,625	1,599
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,550	1,462
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,075	1,026
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,000	934
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,350	1,319
	Duke Energy Corp.	4.800%	12/15/45	1,500	1,547
	Duke Energy Corp.	3.750%	9/1/46	4,160	3,692
	Duke Energy Florida LLC	6.350%	9/15/37	1,160	1,468
	Duke Energy Florida LLC	6.400%	6/15/38	1,651	2,116
	Duke Energy Florida LLC	5.650%	4/1/40	775	924
	Duke Energy Florida LLC	3.850%	11/15/42	325	312
	Duke Energy Florida LLC	3.400%	10/1/46	1,473	1,300
	Duke Energy Florida LLC	4.200%	7/15/48	1,150	1,163
1	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,140	1,076
1	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	300	268
1	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	225	206
	Duke Energy Indiana LLC	6.120%	10/15/35	683	811
	Duke Energy Indiana LLC	6.350%	8/15/38	1,011	1,280
	Duke Energy Indiana LLC	6.450%	4/1/39	918	1,179
	Duke Energy Indiana LLC	4.900%	7/15/43	645	705
	Duke Energy Indiana LLC	3.750%	5/15/46	1,010	947
	Duke Energy Ohio Inc.	3.700%	6/15/46	645	593
	Duke Energy Ohio Inc.	4.300%	2/1/49	800	816
	Duke Energy Progress LLC	6.300%	4/1/38	863	1,079
	Duke Energy Progress LLC	4.100%	5/15/42	283	282
	Duke Energy Progress LLC	4.100%	3/15/43	1,235	1,236
	Duke Energy Progress LLC	4.375%	3/30/44	795	823
	Duke Energy Progress LLC	4.150%	12/1/44	1,005	1,009
	Duke Energy Progress LLC	4.200%	8/15/45	766	773
	Duke Energy Progress LLC	3.700%	10/15/46	1,284	1,205
	Duke Energy Progress LLC	3.600%	9/15/47	1,000	917
	El Paso Electric Co.	6.000%	5/15/35	684	771
	El Paso Electric Co.	5.000%	12/1/44	663	684
	Emera US Finance LP	4.750%	6/15/46	2,520	2,465
	Entergy Louisiana LLC	3.050%	6/1/31	460	422
	Entergy Louisiana LLC	4.000%	3/15/33	1,850	1,874
	Entergy Louisiana LLC	4.950%	1/15/45	1,128	1,169
	Entergy Louisiana LLC	4.200%	9/1/48	1,600	1,620
	Eversource Energy	4.250%	4/1/29	985	1,019
	Exelon Corp.	4.950%	6/15/35	1,905	1,951
	Exelon Corp.	5.625%	6/15/35	571	628
	Exelon Corp.	5.100%	6/15/45	2,230	2,362
	Exelon Corp.	4.450%	4/15/46	241	235
	Exelon Generation Co. LLC	6.250%	10/1/39	1,812	1,919
	Exelon Generation Co. LLC	5.750%	10/1/41	635	634
	Exelon Generation Co. LLC	5.600%	6/15/42	1,545	1,532
	FirstEnergy Corp.	7.375%	11/15/31	3,635	4,679
	FirstEnergy Corp.	4.850%	7/15/47	1,636	1,683
	Florida Power & Light Co.	5.625%	4/1/34	550	651
	Florida Power & Light Co.	4.950%	6/1/35	135	150
	Florida Power & Light Co.	5.650%	2/1/37	537	641
	Florida Power & Light Co.	5.950%	2/1/38	1,555	1,932

93

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	5.960%	4/1/39	1,605	2,007
	Florida Power & Light Co.	5.690%	3/1/40	946	1,157
	Florida Power & Light Co.	5.250%	2/1/41	774	899
	Florida Power & Light Co.	4.125%	2/1/42	1,685	1,718
	Florida Power & Light Co.	4.050%	6/1/42	1,405	1,414
	Florida Power & Light Co.	3.800%	12/15/42	1,660	1,608
	Florida Power & Light Co.	4.050%	10/1/44	597	600
	Florida Power & Light Co.	3.700%	12/1/47	1,280	1,222
	Florida Power & Light Co.	3.950%	3/1/48	1,245	1,238
	Florida Power & Light Co.	4.125%	6/1/48	620	632
	Florida Power & Light Co.	3.990%	3/1/49	1,000	994
	Georgia Power Co.	4.750%	9/1/40	1,831	1,835
	Georgia Power Co.	4.300%	3/15/42	2,103	1,978
	Georgia Power Co.	4.300%	3/15/43	275	252
	Iberdrola International BV	6.750%	7/15/36	629	754
	Indiana Michigan Power Co.	6.050%	3/15/37	808	950
	Indiana Michigan Power Co.	4.550%	3/15/46	893	912
	Indiana Michigan Power Co.	3.750%	7/1/47	838	762
	Indiana Michigan Power Co.	4.250%	8/15/48	875	866
	Interstate Power & Light Co.	6.250%	7/15/39	740	904
	Interstate Power & Light Co.	3.700%	9/15/46	188	167
	ITC Holdings Corp.	5.300%	7/1/43	766	837
1	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	852	914
	Kansas City Power & Light Co.	6.050%	11/15/35	250	292
	Kansas City Power & Light Co.	5.300%	10/1/41	620	676
	Kansas City Power & Light Co.	4.200%	6/15/47	440	423
	Kansas City Power & Light Co.	4.200%	3/15/48	575	557
	Kentucky Utilities Co.	5.125%	11/1/40	1,647	1,871
	MidAmerican Energy Co.	3.650%	4/15/29	1,700	1,722
	MidAmerican Energy Co.	6.750%	12/30/31	1,055	1,356
	MidAmerican Energy Co.	5.750%	11/1/35	623	733
	MidAmerican Energy Co.	5.800%	10/15/36	685	816
	MidAmerican Energy Co.	4.800%	9/15/43	761	831
	MidAmerican Energy Co.	4.400%	10/15/44	700	730
	MidAmerican Energy Co.	4.250%	5/1/46	1,926	1,965
	MidAmerican Energy Co.	3.950%	8/1/47	375	368
	MidAmerican Energy Co.	3.650%	8/1/48	1,145	1,068
	MidAmerican Energy Co.	4.250%	7/15/49	750	771
	Mississippi Power Co.	4.250%	3/15/42	931	856
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	900	906
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	998	1,369
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,217	1,256
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	900	928
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,200	1,225
	Nevada Power Co.	3.700%	5/1/29	1,000	1,005
	Nevada Power Co.	6.650%	4/1/36	863	1,089
	Nevada Power Co.	6.750%	7/1/37	636	813
	Northern States Power Co.	6.250%	6/1/36	585	734
	Northern States Power Co.	6.200%	7/1/37	711	893
	Northern States Power Co.	5.350%	11/1/39	715	835
	Northern States Power Co.	3.400%	8/15/42	905	826
	Northern States Power Co.	4.125%	5/15/44	888	893
	Northern States Power Co.	4.000%	8/15/45	650	638
	Northern States Power Co.	3.600%	5/15/46	870	816
	Northern States Power Co.	3.600%	9/15/47	1,113	1,042
	NorthWestern Corp.	4.176%	11/15/44	939	925
	NSTAR Electric Co.	5.500%	3/15/40	873	1,008
	NSTAR Electric Co.	4.400%	3/1/44	265	273
	Oglethorpe Power Corp.	5.950%	11/1/39	640	720
	Oglethorpe Power Corp.	5.375%	11/1/40	1,476	1,605
	Oglethorpe Power Corp.	5.250%	9/1/50	548	566
	Ohio Edison Co.	6.875%	7/15/36	513	636
	Ohio Power Co.	4.150%	4/1/48	850	844
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	600	581

94

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma Gas & Electric Co.	3.850%	8/15/47	600	557
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	640	750
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	949	1,244
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	638	857
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	600	839
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,360	1,571
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	865	921
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	191	223
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,085	1,040
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,120	1,081
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	900	912
PacifiCorp	3.500%	6/15/29	1,000	997
PacifiCorp	7.700%	11/15/31	335	457
PacifiCorp	5.250%	6/15/35	585	654
PacifiCorp	6.100%	8/1/36	1,690	2,050
PacifiCorp	5.750%	4/1/37	1,359	1,602
PacifiCorp	6.250%	10/15/37	1,315	1,629
PacifiCorp	6.350%	7/15/38	375	468
PacifiCorp	6.000%	1/15/39	252	306
PacifiCorp	4.100%	2/1/42	280	276
PacifiCorp	4.125%	1/15/49	2,075	2,054
PacifiCorp	4.150%	2/15/50	2,250	2,225
PECO Energy Co.	5.950%	10/1/36	533	638
PECO Energy Co.	4.150%	10/1/44	445	442
PECO Energy Co.	3.700%	9/15/47	450	420
PECO Energy Co.	3.900%	3/1/48	1,325	1,279
Potomac Electric Power Co.	6.500%	11/15/37	1,108	1,397
Potomac Electric Power Co.	4.150%	3/15/43	1,465	1,455
PPL Capital Funding Inc.	4.700%	6/1/43	605	602
PPL Capital Funding Inc.	5.000%	3/15/44	810	839
PPL Capital Funding Inc.	4.000%	9/15/47	1,975	1,775
PPL Electric Utilities Corp.	6.250%	5/15/39	320	402
PPL Electric Utilities Corp.	4.750%	7/15/43	100	109
PPL Electric Utilities Corp.	4.125%	6/15/44	760	758
PPL Electric Utilities Corp.	4.150%	10/1/45	350	353
PPL Electric Utilities Corp.	3.950%	6/1/47	1,641	1,607
PPL Electric Utilities Corp.	4.150%	6/15/48	775	785
Progress Energy Inc.	7.750%	3/1/31	563	747
Progress Energy Inc.	7.000%	10/30/31	858	1,090
Progress Energy Inc.	6.000%	12/1/39	1,490	1,770
PSEG Power LLC	8.625%	4/15/31	1,575	2,045
Public Service Co. of Colorado	6.250%	9/1/37	305	385
Public Service Co. of Colorado	6.500%	8/1/38	230	297
Public Service Co. of Colorado	3.600%	9/15/42	1,295	1,199
Public Service Co. of Colorado	4.300%	3/15/44	468	484
Public Service Co. of Colorado	3.800%	6/15/47	588	558
Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,264
Public Service Electric & Gas Co.	5.800%	5/1/37	803	960
Public Service Electric & Gas Co.	5.500%	3/1/40	325	381
Public Service Electric & Gas Co.	3.950%	5/1/42	170	167
Public Service Electric & Gas Co.	3.650%	9/1/42	955	902
Public Service Electric & Gas Co.	3.800%	1/1/43	870	840
Public Service Electric & Gas Co.	3.800%	3/1/46	1,101	1,055
Public Service Electric & Gas Co.	3.600%	12/1/47	1,285	1,188
Puget Sound Energy Inc.	6.274%	3/15/37	641	794
Puget Sound Energy Inc.	5.757%	10/1/39	700	836
Puget Sound Energy Inc.	5.795%	3/15/40	477	576
Puget Sound Energy Inc.	5.638%	4/15/41	678	793
Puget Sound Energy Inc.	4.300%	5/20/45	966	985
Puget Sound Energy Inc.	4.223%	6/15/48	1,400	1,423
San Diego Gas & Electric Co.	6.000%	6/1/39	629	727
San Diego Gas & Electric Co.	4.500%	8/15/40	981	982
San Diego Gas & Electric Co.	3.750%	6/1/47	690	620
San Diego Gas & Electric Co.	4.150%	5/15/48	680	657

95

Vanguard® Long-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Electric & Gas Co.	6.625%	2/1/32	950	1,165
South Carolina Electric & Gas Co.	5.300%	5/15/33	555	612
South Carolina Electric & Gas Co.	6.050%	1/15/38	990	1,184
South Carolina Electric & Gas Co.	5.450%	2/1/41	686	781
South Carolina Electric & Gas Co.	4.350%	2/1/42	1,011	1,043
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,281	1,349
South Carolina Electric & Gas Co.	5.100%	6/1/65	240	263
Southern California Edison Co.	6.650%	4/1/29	563	616
Southern California Edison Co.	6.000%	1/15/34	573	646
Southern California Edison Co.	5.750%	4/1/35	277	299
Southern California Edison Co.	5.350%	7/15/35	681	709
Southern California Edison Co.	5.550%	1/15/36	220	230
Southern California Edison Co.	5.625%	2/1/36	1,665	1,784
Southern California Edison Co.	5.550%	1/15/37	1,255	1,347
Southern California Edison Co.	5.950%	2/1/38	1,232	1,368
Southern California Edison Co.	6.050%	3/15/39	1,125	1,260
Southern California Edison Co.	5.500%	3/15/40	1,045	1,112
Southern California Edison Co.	4.500%	9/1/40	731	709
Southern California Edison Co.	4.050%	3/15/42	2,125	1,950
Southern California Edison Co.	3.900%	3/15/43	395	350
Southern California Edison Co.	4.650%	10/1/43	346	340
Southern California Edison Co.	3.600%	2/1/45	209	177
Southern California Edison Co.	4.000%	4/1/47	1,815	1,638
Southern California Edison Co.	4.125%	3/1/48	2,750	2,532
Southern Co.	4.250%	7/1/36	382	365
Southern Co.	4.400%	7/1/46	3,850	3,693
Southern Power Co.	5.150%	9/15/41	1,148	1,135
Southern Power Co.	5.250%	7/15/43	610	608
Southern Power Co.	4.950%	12/15/46	1,000	958
Southwestern Electric Power Co.	6.200%	3/15/40	813	962
Southwestern Electric Power Co.	3.900%	4/1/45	662	601
Southwestern Electric Power Co.	3.850%	2/1/48	975	869
Southwestern Public Service Co.	4.500%	8/15/41	795	819
Southwestern Public Service Co.	3.400%	8/15/46	800	699
Southwestern Public Service Co.	3.700%	8/15/47	278	257
Southwestern Public Service Co.	4.400%	11/15/48	1,200	1,239
Tampa Electric Co.	4.100%	6/15/42	890	856
Tampa Electric Co.	4.350%	5/15/44	665	648
Tampa Electric Co.	4.300%	6/15/48	1,075	1,044
Tampa Electric Co.	4.450%	6/15/49	500	499
Toledo Edison Co.	6.150%	5/15/37	573	677
TransAlta Corp.	6.500%	3/15/40	685	669
Tucson Electric Power Co.	4.850%	12/1/48	760	805
Union Electric Co.	5.300%	8/1/37	478	541
Union Electric Co.	8.450%	3/15/39	560	836
Union Electric Co.	3.900%	9/15/42	827	802
Union Electric Co.	3.650%	4/15/45	1,165	1,098
Union Electric Co.	4.000%	4/1/48	800	786
Virginia Electric & Power Co.	6.000%	1/15/36	1,510	1,786
Virginia Electric & Power Co.	6.000%	5/15/37	1,593	1,904
Virginia Electric & Power Co.	6.350%	11/30/37	302	375
Virginia Electric & Power Co.	8.875%	11/15/38	1,218	1,859
Virginia Electric & Power Co.	4.000%	1/15/43	1,246	1,191
Virginia Electric & Power Co.	4.650%	8/15/43	1,408	1,472
Virginia Electric & Power Co.	4.450%	2/15/44	1,212	1,231
Virginia Electric & Power Co.	4.200%	5/15/45	700	690
Virginia Electric & Power Co.	4.000%	11/15/46	943	906
Virginia Electric & Power Co.	3.800%	9/15/47	1,350	1,253
Virginia Electric & Power Co.	4.600%	12/1/48	1,850	1,941
Westar Energy Inc.	4.125%	3/1/42	1,373	1,365
Westar Energy Inc.	4.100%	4/1/43	781	766
Westar Energy Inc.	4.250%	12/1/45	607	611
Wisconsin Electric Power Co.	5.625%	5/15/33	535	627
Wisconsin Electric Power Co.	5.700%	12/1/36	300	355

96

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Electric Power Co.	4.300%	10/15/48	650	665
Wisconsin Power & Light Co.	6.375%	8/15/37	799	997
Wisconsin Public Service Corp.	3.671%	12/1/42	420	385
Wisconsin Public Service Corp.	4.752%	11/1/44	913	986
Xcel Energy Inc.	6.500%	7/1/36	600	739
Natural Gas (0.9%)
Atmos Energy Corp.	5.500%	6/15/41	1,000	1,167
Atmos Energy Corp.	4.150%	1/15/43	887	878
Atmos Energy Corp.	4.125%	10/15/44	1,758	1,731
CenterPoint Energy Resources Corp.	5.850%	1/15/41	589	678
CenterPoint Energy Resources Corp.	4.100%	9/1/47	659	617
KeySpan Corp.	5.803%	4/1/35	630	698
NiSource Finance Corp.	5.950%	6/15/41	916	1,035
Nisource Finance Corp.	5.250%	2/15/43	1,415	1,498
NiSource Finance Corp.	4.800%	2/15/44	791	797
NiSource Finance Corp.	5.650%	2/1/45	1,575	1,761
NiSource Finance Corp.	4.375%	5/15/47	2,260	2,185
NiSource Finance Corp.	3.950%	3/30/48	895	806
ONE Gas Inc.	4.658%	2/1/44	1,271	1,357
ONE Gas Inc.	4.500%	11/1/48	825	870
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	339
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	925	813
Sempra Energy	3.800%	2/1/38	2,575	2,265
Sempra Energy	6.000%	10/15/39	2,103	2,394
Sempra Energy	4.000%	2/1/48	2,175	1,900
Southern California Gas Co.	5.125%	11/15/40	115	127
Southern California Gas Co.	3.750%	9/15/42	675	625
Southern California Gas Co.	4.125%	6/1/48	750	742
Southern California Gas Co.	4.300%	1/15/49	940	957
Southern Co. Gas Capital Corp.	5.875%	3/15/41	470	535
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,605	1,548
Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,325	1,181
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,545	1,490
Southwest Gas Corp.	3.800%	9/29/46	200	181
Washington Gas Light Co.	3.796%	9/15/46	863	787
Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	1,348	1,724
American Water Capital Corp.	4.300%	12/1/42	865	868
American Water Capital Corp.	4.300%	9/1/45	1,115	1,109
American Water Capital Corp.	4.000%	12/1/46	425	408
American Water Capital Corp.	3.750%	9/1/47	1,608	1,491
American Water Capital Corp.	4.200%	9/1/48	1,500	1,459
Veolia Environnement SA	6.750%	6/1/38	577	701
				400,305
Total Corporate Bonds (Cost $3,459,302)				3,360,262
Taxable Municipal Bonds (0.3%)
George Washington University	4.300%	9/15/44	860	888
George Washington University	4.868%	9/15/45	40	45
George Washington University	4.126%	9/15/48	2,034	2,048
Georgetown University	4.315%	4/1/49	667	691
Georgetown University	5.215%	10/1/18	584	617
Missouri Health & Educational Facilities Authority (Washington University)	3.652%	8/15/57	95	88
New York University Hospitals Center	5.750%	7/1/43	745	909
President & Fellows of Harvard College	4.875%	10/15/40	443	515
President & Fellows of Harvard College	3.150%	7/15/46	990	877
Princeton University	5.700%	3/1/39	785	994

97

Vanguard® Intermediate-Term Corporate Bond Index Fund

Schedule of Investments

February 28, 2019

Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Southern California	5.250%	10/1/11	870	1,018
Total Taxable Municipal Bonds (Cost $8,763)	8,690

Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
4	Vanguard Market Liquidity Fund (Cost $17,842)	2.563%	178,411	17,843
Total Investments (99.3%) (Cost $3,488,431)	3,389,321
Other Assets and Liabilities—Net (0.7%)	24,127
Net Assets (100%)	3,413,448

1                 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2                 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $80,250,000, representing 2.4% of net assets.

3                 Securities with a value of $493,000 have been segregated as initial margin for open futures contracts.

4                 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

98

This page intentionally left blank.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA16422 042019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  April 19, 2019

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.